UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	W. John McGuire, Esq. Morgan, Lewis & Bockius, LLP 1111 Pennsylvania Ave, NW Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Item 1.	Schedule of Investments.

Quarterly Report

30 June 2017

SPDR® Index Shares Funds

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

SPDR S&P International Health Care Sector ETF (IRY)	266
SPDR S&P International Industrial Sector ETF (IPN)	269
SPDR S&P International Materials Sector ETF (IRV)	273
SPDR S&P International Technology Sector ETF (IPK)	277
SPDR S&P International Telecommunications Sector ETF (IST)	281
SPDR S&P International Utilities Sector ETF (IPU)	284
Notes to Schedules of Investments	287

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR STOXX Europe 50 ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
BELGIUM — 2.0%
Anheuser-Busch InBev SA	49,589	$5,469,795

DENMARK — 1.8%
Novo Nordisk A/S Class B	120,188	5,140,273

FRANCE — 15.1%
Air Liquide SA	26,023	3,211,433
AXA SA	139,231	3,803,258
BNP Paribas SA	74,808	5,380,422
L’Oreal SA	16,386	3,408,883
LVMH Moet Hennessy Louis Vuitton SE	18,171	4,524,253
Sanofi	76,692	7,326,576
Schneider Electric SE	37,117	2,847,794
TOTAL SA	166,023	8,196,341
Vinci SA	37,142	3,165,735

		41,864,695

GERMANY — 15.2%
Allianz SE	30,557	6,008,448
BASF SE	61,414	5,680,009
Bayer AG	55,294	7,139,022
Daimler AG	66,640	4,816,516
Deutsche Telekom AG	212,701	3,813,611
SAP SE	66,726	6,959,742
Siemens AG	56,836	7,801,604

		42,218,952

ITALY — 2.0%
Eni SpA	169,836	2,549,177
Intesa Sanpaolo SpA	962,792	3,048,360

		5,597,537

NETHERLANDS — 5.6%
ASML Holding NV	25,098	3,266,172
ING Groep NV	259,744	4,473,390
Royal Dutch Shell PLC Class A	299,339	7,932,687

		15,672,249

SPAIN — 4.8%
Banco Bilbao Vizcaya Argentaria SA	445,819	3,694,099
Banco Santander SA	975,049	6,441,238
Telefonica SA	298,158	3,073,499

		13,208,836

SWITZERLAND — 20.8%
ABB, Ltd	140,334	3,470,066
Glencore PLC (a)	810,302	3,022,898
Nestle SA	208,105	18,134,352
Novartis AG	166,199	13,849,194
Roche Holding AG	46,979	11,979,608
UBS Group AG (a)	257,512	4,366,935
Zurich Insurance Group AG	10,116	2,948,233

		57,771,286

UNITED KINGDOM — 31.9%
AstraZeneca PLC	84,609	5,643,509
Barclays PLC	1,070,276	2,818,700
BP PLC	1,315,856	7,568,471
British American Tobacco PLC	124,670	8,475,940
BT Group PLC	586,271	2,244,628

Diageo PLC	168,277	4,958,562
GlaxoSmithKline PLC	328,770	6,984,494
HSBC Holdings PLC	1,363,043	12,600,817
Imperial Brands PLC	64,098	2,871,223
Lloyds Banking Group PLC	4,777,938	4,105,467
National Grid PLC	241,655	2,987,677
Prudential PLC	172,883	3,954,612
Reckitt Benckiser Group PLC	44,847	4,534,490
Rio Tinto PLC	80,823	3,403,613
Unilever NV	105,184	5,796,835
Unilever PLC	87,601	4,727,943
Vodafone Group PLC	1,780,068	5,034,855

		88,711,836

TOTAL COMMON STOCKS (Cost $290,963,005)		275,655,459

SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d) (Cost $3,878)	3,878	3,878

TOTAL INVESTMENTS — 99.2% (Cost $290,966,883)		275,659,337
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		2,221,249

NET ASSETS — 100.0%		$277,880,586

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.

See accompanying notes to schedule of investments

SPDR STOXX Europe 50 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Belgium	$5,469,795	$—	$—	$5,469,795
Denmark	5,140,273	—	—	5,140,273
France	41,864,695	—	—	41,864,695
Germany	42,218,952	—	—	42,218,952
Italy	5,597,537	—	—	5,597,537
Netherlands	15,672,249	—	—	15,672,249
Spain	13,208,836	—	—	13,208,836
Switzerland	57,771,286	—	—	57,771,286
United Kingdom	88,711,836	—	—	88,711,836
Short-Term Investment	3,878	—	—	3,878

TOTAL INVESTMENTS	$275,659,337	$—	$—	$275,659,337

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	11,285	$11,285	74	11,359	—	$—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	6,871,856	6,867,978	3,878	3,878	1,584	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,875,095	1,875,095	—	—	250	—
State Street Navigator Securities Lending Government Money Market Portfolio*	1,459,114	1,459,114	43,183,378	44,642,492	—	—	59,914	—

TOTAL		$1,470,399				$3,878	$61,748	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR EURO STOXX 50 ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BELGIUM — 3.1%
Anheuser-Busch InBev SA	1,154,168	$127,307,717

FINLAND — 1.3%
Nokia Oyj	9,081,987	55,469,553

FRANCE — 35.9%
Air Liquide SA	605,707	74,748,791
Airbus SE	887,020	72,841,726
AXA SA	3,240,576	88,520,131
BNP Paribas SA	1,741,088	125,224,414
Cie de Saint-Gobain	808,989	43,163,549
Danone SA	951,305	71,404,567
Engie SA	2,704,006	40,755,773
Essilor International SA	339,899	43,186,638
L’Oreal SA	381,354	79,335,481
LVMH Moet Hennessy Louis Vuitton SE	422,960	105,309,452
Orange SA (a)	3,115,819	49,361,550
Safran SA	558,127	51,078,516
Sanofi	1,785,305	170,554,589
Schneider Electric SE	864,462	66,325,671
Societe Generale SA	1,256,946	67,537,354
TOTAL SA	3,863,431	190,732,587
Unibail-Rodamco SE REIT (a)	155,197	39,057,242
Vinci SA	864,520	73,685,892
Vivendi SA	1,589,624	35,336,259

		1,488,160,182

GERMANY — 33.0%
adidas AG	284,981	54,524,633
Allianz SE	711,189	139,841,673
BASF SE	1,429,345	132,196,113
Bayer AG	1,286,890	166,150,699
Bayerische Motoren Werke AG	502,117	46,548,205
Daimler AG	1,550,992	112,100,509
Deutsche Bank AG	2,900,917	51,366,648
Deutsche Post AG	1,493,912	55,921,384
Deutsche Telekom AG	4,950,594	88,761,406
E.ON SE	3,422,378	32,195,187
Fresenius SE & Co. KGaA	636,433	54,484,826
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	241,387	48,606,675
SAP SE	1,552,952	161,978,011
Siemens AG	1,322,723	181,563,823
Volkswagen AG Preference Shares	284,922	43,334,453

		1,369,574,245

IRELAND — 1.1%
CRH PLC	1,300,699	45,951,791

ITALY — 4.7%
Enel SpA	12,087,490	64,713,298
Eni SpA	3,953,142	59,335,229
Intesa Sanpaolo SpA	22,409,869	70,953,381

		195,001,908

LUXEMBOURG — 0.0% (b)
APERAM SA	1	46

NETHERLANDS — 6.5%
ASML Holding NV	584,168	76,021,726

ING Groep NV	6,045,367	104,115,152
Koninklijke Ahold Delhaize NV	1,993,959	38,070,274
Koninklijke Philips NV	1,446,717	51,308,399

		269,515,551

SPAIN — 10.8%
Banco Bilbao Vizcaya Argentaria SA	10,375,043	85,968,598
Banco Santander SA	22,692,891	149,910,723
Iberdrola SA	9,209,269	72,821,677
Industria de Diseno Textil SA	1,729,570	66,301,137
Telefonica SA	6,939,781	71,537,280

		446,539,415

UNITED KINGDOM — 3.3%
Unilever NV	2,448,062	134,916,062

TOTAL COMMON STOCKS (Cost $4,172,948,928)		4,132,436,470

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	33,077	33,077
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	3,620,272	3,620,272

TOTAL SHORT-TERM INVESTMENTS (Cost $3,653,349)		3,653,349

TOTAL INVESTMENTS — 99.8% (Cost $4,176,602,277)		4,136,089,819
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		9,370,241

NET ASSETS — 100.0%		$4,145,460,060

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying notes to schedule of investments

SPDR EURO STOXX 50 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Belgium	$127,307,717	$—	$—	$127,307,717
Finland	55,469,553	—	—	55,469,553
France	1,488,160,182	—	—	1,488,160,182
Germany	1,369,574,245	—	—	1,369,574,245
Ireland	45,951,791	—	—	45,951,791
Italy	195,001,908	—	—	195,001,908
Luxembourg	46	—	—	46
Netherlands	269,515,551	—	—	269,515,551
Spain	446,539,415	—	—	446,539,415
United Kingdom	134,916,062	—	—	134,916,062
Short-Term Investments	3,653,349	—	—	3,653,349

TOTAL INVESTMENTS	$4,136,089,819	$—	$—	$4,136,089,819

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	225,328	$225,328	—	225,328	—	$—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	69,263,422	69,230,345	33,077	33,077	14,726	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	21,025,666	21,025,666	—	—	2,369	—
State Street Navigator Securities Lending Government Money Market Portfolio*	23,347,306	23,347,306	1,198,847,800	1,218,574,834	3,620,272	3,620,272	1,105,507	—

TOTAL		$23,572,634				$3,653,349	$1,122,602	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR EURO STOXX Small Cap ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRIA — 3.2%
BUWOG AG (a)	5,442	$156,134
Raiffeisen Bank International AG (a)	6,571	165,629
Wienerberger AG	5,696	129,217

		450,980

BELGIUM — 7.1%
Ackermans & van Haaren NV	1,073	178,921
bpost SA	4,788	115,417
Cofinimmo SA REIT	944	115,905
Colruyt SA	2,907	152,931
Galapagos NV (a)	2,104	160,445
Ontex Group NV	3,391	120,321
Telenet Group Holding NV (a)	2,470	155,366

		999,306

FINLAND — 4.3%
Amer Sports Oyj (a)	5,745	143,499
Kesko Oyj Class B	3,311	168,199
Metso Oyj	5,197	179,957
Outokumpu Oyj	15,512	123,669

		615,324

FRANCE — 27.9%
Amundi SA (b)	2,391	172,759
BioMerieux	689	148,917
Bollore SA	42,440	192,700
Casino Guichard Perrachon SA	2,682	158,637
Cie Plastic Omnium SA	3,273	119,214
CNP Assurances	7,244	162,392
Dassault Aviation SA	112	156,171
Elior Group (b)	5,818	168,813
Eurazeo SA	2,144	160,634
Eutelsat Communications SA	7,011	178,799
Faurecia	3,573	181,224
Fonciere Des Regions	1,572	145,623
ICADE REIT	1,726	144,691
Imerys SA	1,579	137,141
Ipsen SA	1,752	239,490
JCDecaux SA	3,184	104,297
Lagardere SCA	5,023	158,406
Orpea	1,961	218,249
Rubis SCA	1,982	224,339
SEB SA	1,191	213,608
SFR Group SA (a)	2,922	98,814
Societe BIC SA	1,308	155,002
Sopra Steria Group	799	127,354
Ubisoft Entertainment SA (a)	3,380	191,519

		3,958,793

GERMANY — 22.6%
Aareal Bank AG	2,927	115,875
Axel Springer SE	2,395	143,683
Bilfinger SE	2,162	84,579
Deutsche EuroShop AG	2,352	92,576
Deutsche Lufthansa AG	11,371	258,411
Duerr AG	1,194	141,697
Fraport AG Frankfurt Airport Services Worldwide	1,803	158,961
Freenet AG	6,211	197,819

Fuchs Petrolub SE Preference Shares	3,371	183,301
Gerresheimer AG	1,535	123,305
HOCHTIEF AG	882	161,357
KION Group AG	2,994	228,519
Rheinmetall AG	2,113	200,318
Sartorius AG Preference Shares	1,657	159,658
Schaeffler AG Preference Shares	8,045	115,064
Scout24 AG (b)	3,534	129,970
Software AG	2,515	110,006
STADA Arzneimittel AG	3,117	220,736
Telefonica Deutschland Holding AG	39,410	196,562
Uniper SE	9,468	177,477

		3,199,874

IRELAND — 1.3%
Glanbia PLC	9,119	178,112

ITALY — 14.4%
A2A SpA	75,909	125,884
Azimut Holding SpA	5,481	109,711
Banco BPM SpA (a)	73,496	245,610
BPER Banca	23,534	117,191
Davide Campari-Milano SpA	21,686	152,609
FinecoBank Banca Fineco SpA	19,022	149,482
Italgas SpA	24,094	121,518
Mediaset SpA	19,037	74,735
Moncler SpA	7,850	183,543
Poste Italiane SpA (b)	22,350	152,820
Recordati SpA	4,943	200,253
Saipem SpA (a)	28,132	103,766
Unione di Banche Italiane SpA	49,342	211,939
UnipolSai Assicurazioni SpA	40,734	88,784

		2,037,845

LUXEMBOURG — 2.9%
Eurofins Scientific SE	470	264,357
RTL Group SA (a)	1,865	140,625

		404,982

NETHERLANDS — 8.9%
Aalberts Industries NV	4,651	184,922
ASM International NV	2,536	147,485
Boskalis Westminster	4,098	132,904
Euronext NV (b)	2,281	118,243
IMCD Group NV	2,549	137,964
Koninklijke Vopak NV	3,213	148,782
Philips Lighting NV (b)	4,262	157,108
PostNL NV	20,892	97,387
SBM Offshore NV	8,793	140,705

		1,265,500

SPAIN — 6.1%
Bolsas y Mercados Espanoles SHMSF SA	3,563	128,477
Cellnex Telecom SA (b)	7,414	152,716
Mapfre SA	48,185	168,060
Mediaset Espana Comunicacion SA	8,197	101,858
Merlin Properties Socimi SA	16,243	204,897
Viscofan SA	1,794	105,990

		861,998

See accompanying notes to schedule of investments

SPDR EURO STOXX Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

UNITED KINGDOM — 1.1%
Dialog Semiconductor PLC (a)	3,754	$160,047

TOTAL COMMON STOCKS (Cost $12,189,805)		14,132,761

SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (d) (e) (Cost $5,744)	5,744	5,744

TOTAL INVESTMENTS — 99.8% (Cost $12,195,549)		14,138,505
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		29,510

NET ASSETS — 100.0%		$14,168,015

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 7.4% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2017.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Austria	$450,980	$—	$—	$450,980
Belgium	999,306	—	—	999,306
Finland	615,324	—	—	615,324
France	3,958,793	—	—	3,958,793
Germany	3,199,874	—	—	3,199,874
Ireland	178,112	—	—	178,112
Italy	2,037,845	—	—	2,037,845
Luxembourg	404,982	—	—	404,982
Netherlands	1,265,500	—	—	1,265,500
Spain	861,998	—	—	861,998
United Kingdom	160,047	—	—	160,047
Short-Term Investment	5,744	—	—	5,744

TOTAL INVESTMENTS	$14,138,505	$—	$—	$14,138,505

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	906	$906	—	906	—	$—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	205,441	199,697	5,744	5,744	11	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	48,623	48,623	—	—	6	—

TOTAL		$906				$5,744	$17	$—

See accompanying notes to schedule of investments

SPDR EURO STOXX 50 Currency Hedged ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

MUTUAL FUND AND EXCHANGE TRADED PRODUCTS — 99.4%
UNITED STATES — 99.4%
SPDR EURO STOXX 50 ETF (a) (Cost $24,630,533)	704,369	$27,097,075

SHORT-TERM INVESTMENT — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (b) (c) (Cost $537,339)	537,339	537,339

TOTAL INVESTMENTS — 101.4% (Cost $25,167,872)		27,634,414
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(384,275)

NET ASSETS — 100.0%		$27,250,139

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2017.

At June 30, 2017, open forward foreign currency exchange contracts were as follows:

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America, N.A.	USD 5,671,213	EUR 4,972,349	07/05/2017	$—
Bank of America, N.A.	EUR 5,053,352	USD 5,692,516	07/05/2017	(71,085)
Bank of America, N.A.	EUR 4,972,349	USD 5,677,528	07/27/2017	(32)
Bank of Montreal	USD 5,671,213	EUR 4,972,349	07/05/2017	—
Bank of Montreal	EUR 5,053,349	USD 5,692,446	07/05/2017	(71,151)
Bank of Montreal	EUR 4,972,349	USD 5,677,279	07/27/2017	(280)
Barclays Capital	USD 162,248	EUR 144,000	07/07/2017	2,008
Citibank N.A.	USD 5,671,213	EUR 4,972,349	07/05/2017	—
Citibank N.A.	EUR 5,053,349	USD 5,692,446	07/05/2017	(71,151)
Citibank N.A.	EUR 4,972,349	USD 5,677,378	07/27/2017	(181)
Royal Bank of Canada	USD 254,573	EUR 226,000	07/05/2017	3,191
Royal Bank of Canada	USD 201,109	EUR 179,000	07/05/2017	3,049
Royal Bank of Canada	USD 1,103,066	EUR 966,000	07/27/2017	(61)
Toronto Dominion Bank	USD 5,671,213	EUR 4,972,349	07/05/2017	—
Toronto Dominion Bank	EUR 5,053,349	USD 5,692,370	07/05/2017	(71,227)
Toronto Dominion Bank	EUR 4,972,349	USD 5,677,229	07/27/2017	(330)
UBS	USD 5,671,217	EUR 4,972,352	07/05/2017	—
UBS	EUR 5,053,349	USD 5,692,517	07/05/2017	(71,080)
UBS	EUR 4,972,352	USD 5,677,531	07/27/2017	(32)

				$(348,362)

At June 30, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
EURO STOXX 50	09/15/2017	4	$156,529	$(5,505)

EUR — Euro

USD — U.S. Dollar

See accompanying notes to schedule of investments

SPDR EURO STOXX 50 Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Fund and Exchange Traded Products	$27,097,075	$—	$—	$27,097,075
Short-Term Investment	537,339	—	—	537,339

TOTAL INVESTMENTS	$27,634,414	$—	$—	$27,634,414

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	8,248	—	8,248

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$27,634,414	$8,248	$—	$27,642,662

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	(356,610)	—	(356,610)
Futures Contracts (b)	(5,505)	—	—	(5,505)

TOTAL OTHER FINANCIAL INSTRUMENTS	$(5,505)	$(356,610)	$—	$(362,115)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
SPDR EURO STOXX 50 ETF	445,148	$14,583,049	374,071	114,850	704,369	$27,097,075	$555,632	$107,299
State Street Institutional Liquid Reserves Fund, Premier Class	70,339	70,339	—	70,339	—	—	3	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	597,437	60,098	537,339	537,339	137	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	264,509	264,509	—	—	256	—

TOTAL		$14,653,388				$27,634,414	$556,028	$107,299

See accompanying notes to schedule of investments

SPDR S&P International Dividend Currency Hedged ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

MUTUAL FUND AND EXCHANGE TRADED PRODUCTS — 99.8%
UNITED STATES — 99.8%
SPDR S&P International Dividend ETF (a) (Cost $4,188,176)	110,870	$4,337,234

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (b) (c) (Cost $4,465)	4,465	4,465

TOTAL INVESTMENTS — 99.9% (Cost $4,192,641)		4,341,699
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		3,053

NET ASSETS — 100.0%		$4,344,752

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2017.

At June 30, 2017, open forward foreign currency exchange contracts were as follows:

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD 668,101	AUD 871,000	07/05/2017	$—
BNP Paribas SA	USD 185,205	SGD 255,000	07/05/2017	—
BNP Paribas SA	USD 33,485	AUD 45,000	07/05/2017	1,032
BNP Paribas SA	USD 3,616	SGD 5,000	07/05/2017	15
BNP Paribas SA	SGD 93,000	USD 67,326	07/05/2017	(219)
BNP Paribas SA	SGD 167,000	USD 120,756	07/05/2017	(535)
BNP Paribas SA	AUD 231,000	USD 171,716	07/05/2017	(5,473)
BNP Paribas SA	AUD 685,000	USD 509,678	07/05/2017	(15,752)
BNP Paribas SA	USD 5,813	SGD 8,000	07/27/2017	—
BNP Paribas SA	SGD 255,000	USD 185,257	07/27/2017	(14)
BNP Paribas SA	AUD 871,000	USD 667,922	07/27/2017	3
Citibank N.A.	USD 12,330	EUR 11,000	07/05/2017	216
Citibank N.A.	USD 9,153	AUD 12,000	07/05/2017	52
Citibank N.A.	USD 6,397	GBP 5,000	07/05/2017	98
Citibank N.A.	USD 6,172	CHF 6,000	07/05/2017	93
Citibank N.A.	USD 6,057	CAD 8,000	07/05/2017	103
Citibank N.A.	USD 4,874	HKD 38,000	07/05/2017	(6)
Citibank N.A.	HKD 38,000	USD 4,868	07/05/2017	—
Citibank N.A.	CAD 8,000	USD 6,160	07/05/2017	—
Citibank N.A.	CHF 6,000	USD 6,265	07/05/2017	—
Citibank N.A.	GBP 5,000	USD 6,495	07/05/2017	—
Citibank N.A.	AUD 12,000	USD 9,205	07/05/2017	—
Citibank N.A.	EUR 11,000	USD 12,546	07/05/2017	—
Citibank N.A.	USD 12,560	EUR 11,000	07/27/2017	—
Citibank N.A.	USD 9,202	AUD 12,000	07/27/2017	—
Citibank N.A.	USD 6,495	GBP 5,000	07/27/2017	4
Citibank N.A.	USD 6,274	CHF 6,000	07/27/2017	—
Citibank N.A.	USD 6,163	CAD 8,000	07/27/2017	—
Citibank N.A.	USD 4,871	HKD 38,000	07/27/2017	—
Citibank N.A.	AUD 1,000	USD 767	07/27/2017	—
HSBC Bank USA	USD 397,479	GBP 306,000	07/05/2017	—
HSBC Bank USA	USD 243,708	JPY 27,383,000	07/05/2017	—
HSBC Bank USA	USD 151,412	CHF 145,000	07/05/2017	—
HSBC Bank USA	USD 120,282	ZAR 1,576,000	07/05/2017	—
HSBC Bank USA	USD 84,977	SGD 117,000	07/05/2017	—
HSBC Bank USA	USD 44,816	SEK 378,000	07/05/2017	—
HSBC Bank USA	USD 36,172	NOK 303,000	07/05/2017	—

See accompanying notes to schedule of investments

SPDR S&P International Dividend Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	CHF 8,000	USD 8,286	07/05/2017	$(68)
HSBC Bank USA	SGD 24,000	USD 17,355	07/05/2017	(76)
HSBC Bank USA	CHF 27,000	USD 27,967	07/05/2017	(227)
HSBC Bank USA	NOK 303,000	USD 35,994	07/05/2017	(178)
HSBC Bank USA	SEK 378,000	USD 43,657	07/05/2017	(1,159)
HSBC Bank USA	SGD 93,000	USD 67,327	07/05/2017	(218)
HSBC Bank USA	CHF 110,000	USD 114,327	07/05/2017	(537)
HSBC Bank USA	ZAR 1,576,000	USD 118,806	07/05/2017	(1,477)
HSBC Bank USA	JPY 13,630,000	USD 123,438	07/05/2017	2,131
HSBC Bank USA	JPY 13,753,000	USD 124,668	07/05/2017	2,267
HSBC Bank USA	GBP 95,000	USD 122,491	07/05/2017	(910)
HSBC Bank USA	GBP 211,000	USD 272,677	07/05/2017	(1,401)
HSBC Bank USA	USD 7,687	CZK 176,000	07/07/2017	—
HSBC Bank USA	CZK 176,000	USD 7,525	07/07/2017	(161)
HSBC Bank USA	USD 28,598	GBP 22,000	07/27/2017	(3)
HSBC Bank USA	USD 8,329	JPY 935,000	07/27/2017	—
HSBC Bank USA	USD 1,977	ZAR 26,000	07/27/2017	—
HSBC Bank USA	CZK 176,000	USD 7,696	07/27/2017	(3)
HSBC Bank USA	NOK 303,000	USD 36,188	07/27/2017	(1)
HSBC Bank USA	SEK 378,000	USD 44,869	07/27/2017	(2)
HSBC Bank USA	SGD 117,000	USD 85,002	07/27/2017	(5)
HSBC Bank USA	ZAR 1,576,000	USD 119,826	07/27/2017	(10)
HSBC Bank USA	CHF 145,000	USD 151,615	07/27/2017	(8)
HSBC Bank USA	JPY 27,383,000	USD 243,929	07/27/2017	(5)
HSBC Bank USA	GBP 306,000	USD 397,753	07/27/2017	17
Royal Bank of Canada	USD 398,860	CAD 518,000	07/05/2017	—
Royal Bank of Canada	USD 132,444	AUD 178,000	07/05/2017	4,090
Royal Bank of Canada	USD 100,302	SEK 846,000	07/05/2017	—
Royal Bank of Canada	USD 96,122	GBP 74,000	07/05/2017	—
Royal Bank of Canada	USD 59,438	HKD 464,000	07/05/2017	—
Royal Bank of Canada	USD 55,898	TRY 197,000	07/05/2017	(3)
Royal Bank of Canada	USD 40,654	AUD 53,000	07/05/2017	—
Royal Bank of Canada	USD 38,770	GBP 30,000	07/05/2017	198
Royal Bank of Canada	USD 34,035	HKD 265,000	07/05/2017	(88)
Royal Bank of Canada	SEK 24,000	USD 2,772	07/05/2017	(74)
Royal Bank of Canada	HKD 38,000	USD 4,880	07/05/2017	12
Royal Bank of Canada	GBP 9,000	USD 11,630	07/05/2017	(60)
Royal Bank of Canada	SEK 209,000	USD 24,138	07/05/2017	(641)
Royal Bank of Canada	TRY 197,000	USD 55,159	07/05/2017	(735)
Royal Bank of Canada	SEK 613,000	USD 71,003	07/05/2017	(1,675)
Royal Bank of Canada	HKD 691,000	USD 88,743	07/05/2017	226
Royal Bank of Canada	CAD 153,000	USD 113,265	07/05/2017	(4,545)
Royal Bank of Canada	GBP 95,000	USD 122,492	07/05/2017	(909)
Royal Bank of Canada	AUD 231,000	USD 171,716	07/05/2017	(5,472)
Royal Bank of Canada	CAD 365,000	USD 270,390	07/05/2017	(10,660)
Royal Bank of Canada	USD 7,598	SEK 64,000	07/27/2017	—
Royal Bank of Canada	USD 5,393	CAD 7,000	07/27/2017	—
Royal Bank of Canada	AUD 53,000	USD 40,643	07/27/2017	—
Royal Bank of Canada	TRY 197,000	USD 55,546	07/27/2017	(4)
Royal Bank of Canada	HKD 464,000	USD 59,476	07/27/2017	(2)
Royal Bank of Canada	GBP 74,000	USD 96,188	07/27/2017	4
Royal Bank of Canada	SEK 846,000	USD 100,421	07/27/2017	(5)
Royal Bank of Canada	CAD 518,000	USD 399,022	07/27/2017	(10)
Societe Generale	USD 710,563	EUR 623,000	07/05/2017	—
Societe Generale	USD 55,164	TRY 197,000	07/05/2017	731
Societe Generale	USD 54,915	NZD 75,000	07/05/2017	—
Societe Generale	USD 52,903	THB 1,795,000	07/05/2017	(62)
Societe Generale	THB 892,000	USD 26,192	07/05/2017	(66)

See accompanying notes to schedule of investments

SPDR S&P International Dividend Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Societe Generale	THB 903,000	USD 26,411	07/05/2017	$(171)
Societe Generale	NZD 75,000	USD 53,192	07/05/2017	(1,724)
Societe Generale	TRY 197,000	USD 55,894	07/05/2017	—
Societe Generale	EUR 208,000	USD 234,866	07/05/2017	(2,368)
Societe Generale	EUR 415,000	USD 467,481	07/05/2017	(5,847)
Societe Generale	USD 55,550	TRY 197,000	07/27/2017	1
Societe Generale	USD 45,671	EUR 40,000	07/27/2017	2
Societe Generale	USD 29	THB 1,000	07/27/2017	—
Societe Generale	THB 1,795,000	USD 52,900	07/27/2017	57
Societe Generale	NZD 75,000	USD 54,893	07/27/2017	(1)
Societe Generale	EUR 623,000	USD 711,360	07/27/2017	2
Toronto Dominion Bank	USD 132,148	TWD 4,020,000	07/06/2017	22
Toronto Dominion Bank	USD 52,843	RUB 3,132,000	07/06/2017	(9)
Toronto Dominion Bank	USD 36,977	KRW 42,303,000	07/06/2017	(4)
Toronto Dominion Bank	USD 36,799	MYR 158,000	07/06/2017	3
Toronto Dominion Bank	TWD 195,000	USD 6,479	07/06/2017	68
Toronto Dominion Bank	MYR 78,000	USD 18,211	07/06/2017	43
Toronto Dominion Bank	KRW 20,841,000	USD 18,635	07/06/2017	420
Toronto Dominion Bank	MYR 80,000	USD 18,735	07/06/2017	102
Toronto Dominion Bank	KRW 21,462,000	USD 19,174	07/06/2017	417
Toronto Dominion Bank	RUB 1,543,000	USD 27,045	07/06/2017	1,016
Toronto Dominion Bank	RUB 1,589,000	USD 27,780	07/06/2017	975
Toronto Dominion Bank	TWD 1,813,000	USD 60,315	07/06/2017	707
Toronto Dominion Bank	TWD 2,012,000	USD 66,844	07/06/2017	693
Toronto Dominion Bank	USD 3,507	RUB 209,000	07/27/2017	6
Toronto Dominion Bank	USD 2,790	KRW 3,193,000	07/27/2017	1
Toronto Dominion Bank	TWD 175,000	USD 5,754	07/27/2017	(3)
Toronto Dominion Bank	MYR 158,000	USD 36,645	07/27/2017	(78)
Toronto Dominion Bank	KRW 42,303,000	USD 36,983	07/27/2017	9
Toronto Dominion Bank	RUB 3,132,000	USD 52,611	07/27/2017	(26)
Toronto Dominion Bank	TWD 4,020,000	USD 132,139	07/27/2017	(95)
UBS	USD 307,002	CHF 294,000	07/05/2017	—
UBS	USD 294,372	HKD 2,298,000	07/05/2017	—
UBS	USD 238,375	EUR 209,000	07/05/2017	—
UBS	USD 100,871	ZAR 1,338,000	07/05/2017	1,246
UBS	USD 70,840	CAD 92,000	07/05/2017	—
UBS	USD 45,190	CAD 61,000	07/05/2017	1,780
UBS	USD 35,464	NZD 50,000	07/05/2017	1,146
UBS	USD 35,995	NOK 303,000	07/05/2017	177
UBS	USD 11,265	EUR 10,000	07/05/2017	141
UBS	EUR 11,000	USD 12,391	07/05/2017	(155)
UBS	NZD 23,000	USD 16,841	07/05/2017	—
UBS	ZAR 257,000	USD 19,973	07/05/2017	358
UBS	NZD 27,000	USD 19,251	07/05/2017	(518)
UBS	NOK 303,000	USD 36,172	07/05/2017	—
UBS	ZAR 1,081,000	USD 82,503	07/05/2017	—
UBS	HKD 691,000	USD 88,743	07/05/2017	226
UBS	CHF 110,000	USD 114,329	07/05/2017	(536)
UBS	CAD 153,000	USD 113,265	07/05/2017	(4,546)
UBS	CHF 184,000	USD 190,589	07/05/2017	(1,548)
UBS	HKD 1,607,000	USD 206,392	07/05/2017	537
UBS	EUR 208,000	USD 234,867	07/05/2017	(2,367)
UBS	USD 7,527	CZK 176,000	07/07/2017	159
UBS	CZK 176,000	USD 7,687	07/07/2017	—
UBS	USD 82,196	ZAR 1,081,000	07/27/2017	—
UBS	USD 36,190	NOK 303,000	07/27/2017	(1)
UBS	USD 16,835	NZD 23,000	07/27/2017	(1)
UBS	USD 10,457	CHF 10,000	07/27/2017	(1)

See accompanying notes to schedule of investments

SPDR S&P International Dividend Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
UBS	USD 7,699	CZK 176,000	07/27/2017	$1
UBS	USD 7,051	HKD 55,000	07/27/2017	—
UBS	NZD 3,000	USD 2,196	07/27/2017	—
UBS	CAD 92,000	USD 70,869	07/27/2017	(1)
UBS	EUR 209,000	USD 238,640	07/27/2017	(1)
UBS	HKD 2,298,000	USD 294,561	07/27/2017	(8)
UBS	CHF 294,000	USD 307,417	07/27/2017	(12)

				$(51,873)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CZK — Czech Koruna

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

KRW — South Korean Won

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

TRY — Turkish New Lira

TWD — New Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Fund and Exchange Traded Products	$4,337,234	$—	$—	$4,337,234
Short-Term Investment	4,465	—	—	4,465

TOTAL INVESTMENTS	$4,341,699	$—	$—	$4,341,699

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	21,607	—	21,607

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$4,341,699	$21,607	$—	$4,363,306

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	(73,480)	—	(73,480)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(73,480)	$—	$(73,480)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to schedule of investments

SPDR S&P International Dividend Currency Hedged ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
SPDR S&P International Dividend ETF	55,446	$2,039,858	59,251	3,827	110,870	$4,337,234	$125,105	$1,196
State Street Institutional Liquid Reserves Fund, Premier Class	107	107	—	107	—	—	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	10,283	5,818	4,465	4,465	2	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	38,212	38,212	—	—	4	—

TOTAL		$2,039,965				$4,341,699	$125,111	$1,196

See accompanying notes to schedule of investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
CHINA — 43.1%
21Vianet Group, Inc. ADR (a)	8,308	$41,706
500.com, Ltd. Class A, ADR (a) (b)	1,514	16,487
51job, Inc. ADR (a)	2,475	110,707
58.com, Inc. ADR (a)	3,785	166,956
A8 New Media Group, Ltd. (a)	355,789	20,054
AAC Technologies Holdings, Inc.	71,000	887,676
Agile Group Holdings, Ltd.	495,598	453,923
Agricultural Bank of China, Ltd. Class H	2,478,000	1,171,316
Air China, Ltd. Class H	349,414	360,315
Alibaba Group Holding, Ltd. ADR (a)	121,633	17,138,090
Aluminum Corp. of China, Ltd. Class H (a)	640,304	328,090
Angang Steel Co., Ltd. Class H (b)	361,244	269,321
Anhui Conch Cement Co., Ltd. Class H	217,750	757,311
Anhui Expressway Co., Ltd. Class H	32,000	23,980
ANTA Sports Products, Ltd.	96,000	317,276
Autohome, Inc. ADR (a)	4,464	202,487
AVIC International Holding HK, Ltd. (a)	480,000	23,980
AviChina Industry & Technology Co., Ltd. Class H	403,000	236,438
BAIC Motor Corp., Ltd. Class H (c)	182,000	176,487
Baidu, Inc. ADR (a)	30,248	5,410,157
Bank of China, Ltd. Class H	8,353,466	4,098,377
Bank of Communications Co., Ltd. Class H	2,281,630	1,610,435
BBMG Corp. Class H	221,000	111,541
Beijing Capital International Airport Co., Ltd. Class H	102,000	143,727
Beijing Capital Land, Ltd. Class H	114,000	54,178
Beijing Enterprises Holdings, Ltd.	68,000	327,960
Beijing Enterprises Water Group, Ltd. (a)	412,000	319,828
Belle International Holdings, Ltd.	533,000	420,586
Bitauto Holdings, Ltd. ADR (a) (b)	2,320	66,700
Boer Power Holdings, Ltd. (a) (b)	47,000	15,172
Boyaa Interactive International, Ltd. (a)	88,200	37,962
Brilliance China Automotive Holdings, Ltd.	346,000	630,263
Byd Co., Ltd. Class H (b)	85,800	526,465
BYD Electronic International Co., Ltd.	102,000	202,264
C.banner International Holdings, Ltd. (a)	168,000	68,866
CAR, Inc. (a) (b)	165,043	151,587
CGN Power Co., Ltd. Class H (c)	1,169,000	326,451
Changshouhua Food Co., Ltd.	69,000	35,886
Chanjet Information Technology Co., Ltd. Class H (a)	23,300	33,130
China Aerospace International Holdings, Ltd.	276,000	35,002
China Agri-Industries Holdings, Ltd.	247,000	102,515
China Animal Healthcare, Ltd. (a) (b) (d)	305,700	—
China Assurance Finance Group, Ltd. (a)	133,500	14,878
China Biologic Products, Inc. (a)	720	81,432
China Cinda Asset Management Co., Ltd. Class H	996,600	371,501

China CITIC Bank Corp., Ltd. Class H	1,206,341	738,660
China Coal Energy Co., Ltd. Class H (b)	593,000	287,139
China Communications Construction Co., Ltd. Class H	536,000	690,731
China Conch Venture Holdings, Ltd.	134,100	245,647
China Construction Bank Corp. Class H	10,081,148	7,812,891
China Dongxiang Group Co., Ltd.	437,000	77,811
China Eastern Airlines Corp., Ltd. Class H	174,000	107,434
China Everbright International, Ltd.	254,000	316,912
China Everbright, Ltd.	112,000	243,901
China Evergrande Group (a)	499,000	896,179
China Fangda Group Co., Ltd. Class B	116,550	72,261
China Fire Safety Enterprise Group, Ltd. (a)	374,227	18,936
China Galaxy Securities Co., Ltd. Class H	318,100	285,239
China Harmony New Energy Auto Holding, Ltd. (a)	65,500	31,297
China Hongqiao Group, Ltd. (e)	106,000	95,729
China Huarong Energy Co., Ltd. (a)	151,100	6,484
China Huishan Dairy Holdings Co., Ltd. (b) (d)	549,000	—
China Huiyuan Juice Group, Ltd. (a)	125,500	39,387
China International Marine Containers Group Co., Ltd. Class H	76,000	135,908
China Lesso Group Holdings, Ltd.	126,000	96,843
China Life Insurance Co., Ltd. Class H	855,708	2,614,330
China Lilang, Ltd.	75,000	49,959
China Lodging Group, Ltd. ADR (a)	3,584	289,157
China Longyuan Power Group Corp., Ltd. Class H	438,000	318,690
China Machinery Engineering Corp. Class H.	78,000	55,054
China Medical System Holdings, Ltd.	145,000	250,754
China Mengniu Dairy Co., Ltd. (a)	358,780	703,179
China Merchants Bank Co., Ltd. Class H	566,760	1,709,765
China Merchants Port Holdings Co., Ltd.	313,252	868,757
China Minsheng Banking Corp., Ltd. Class H	791,100	789,433
China Mobile, Ltd.	637,636	6,767,243
China Molybdenum Co., Ltd. Class H (b)	375,000	143,631
China National Building Material Co., Ltd. Class H	378,000	224,676
China Oilfield Services, Ltd. Class H	262,557	210,545
China Overseas Land & Investment, Ltd.	629,084	1,841,371
China Pacific Insurance Group Co., Ltd. Class H	264,800	1,082,069
China Petroleum & Chemical Corp. Class H	2,881,726	2,248,104
China Power International Development, Ltd.	248,000	87,999
China Railway Construction Corp., Ltd. Class H	220,000	286,891
China Railway Group, Ltd. Class H	556,000	438,022

See accompanying notes to schedule of investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

China Resources Beer Holdings Co., Ltd.	289,357	$730,208
China Resources Gas Group, Ltd.	80,000	273,108
China Resources Land, Ltd.	388,767	1,132,967
China Resources Phoenix Healthcare Holdings Co., Ltd.	66,500	81,864
China Resources Power Holdings Co., Ltd.	280,437	550,352
China Shengmu Organic Milk, Ltd. (a) (b) (c)	309,000	61,749
China Shenhua Energy Co., Ltd. Class H	432,040	961,878
China Silver Group, Ltd.	80,000	14,655
China Singyes Solar Technologies Holdings, Ltd. (a) (b)	63,600	26,641
China South City Holdings, Ltd.	350,000	65,010
China Southern Airlines Co., Ltd. Class H	202,000	170,782
China State Construction International Holdings, Ltd.	196,000	335,435
China Taiping Insurance Holdings Co., Ltd.	109,341	277,048
China Telecom Corp., Ltd. Class H	1,993,320	947,321
China Travel International Investment Hong Kong, Ltd. (b)	238,000	68,597
China Unicom Hong Kong, Ltd. (a)	684,172	1,016,646
China Vanke Co., Ltd. Class H	125,000	353,874
China Yurun Food Group, Ltd. (a) (b)	175,659	23,177
Chinasoft International, Ltd. (a)	180,000	95,460
Chongqing Changan Automobile Co., Ltd. Class B	86,300	113,866
Chongqing Rural Commercial Bank Co., Ltd. Class H	177,000	119,490
CITIC Dameng Holdings, Ltd. (a)	204,000	10,322
CITIC Resources Holdings, Ltd. (b)	314,000	34,592
CITIC Securities Co., Ltd. Class H	189,500	391,795
CITIC Telecom International Holdings, Ltd.	176,000	56,364
CITIC, Ltd.	539,000	810,594
CNOOC, Ltd.	1,747,249	1,913,671
Cogobuy Group (a) (b) (c)	60,000	31,512
Colour Life Services Group Co., Ltd. (a) (b)	79,000	46,754
Consun Pharmaceutical Group, Ltd.	158,400	122,963
Coolpad Group, Ltd. (a) (e)	437,400	40,342
COSCO SHIPPING Development Co., Ltd. Class H (a)	1,112,339	245,082
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	523,215	292,222
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	24,000	11,344
COSCO SHIPPING Ports, Ltd.	36,796	43,176
Cosmo Lady China Holdings Co., Ltd. (b) (c)	90,000	36,547
Country Garden Holdings Co., Ltd.	655,333	759,726
Credit China Fintech Holdings, Ltd. (a) (b)	1,960,000	271,160
CRRC Corp., Ltd. Class H	449,000	403,766
CSG Holding Co., Ltd. Class B	100,000	68,277
CSPC Pharmaceutical Group, Ltd.	256,000	373,845

CT Environmental Group, Ltd. (b)	348,000	60,627
Ctrip.com International, Ltd. ADR (a)	33,435	1,800,809
Datang International Power Generation Co., Ltd. Class H	338,000	107,811
Dazhong Transportation Group Co., Ltd. Class B	95,550	66,216
Dongfang Electric Corp., Ltd. Class H (a)	11,600	10,417
Dongfeng Motor Group Co., Ltd. Class H	424,468	501,872
Fang Holdings, Ltd. ADR (a) (b)	23,552	87,378
Fanhua, Inc. ADR	7,572	64,816
Far East Horizon, Ltd.	134,000	116,896
FIH Mobile, Ltd.	286,000	88,294
First Tractor Co., Ltd. Class H	64,000	32,220
Fufeng Group, Ltd. (a)	98,000	52,726
Future Land Holdings Co., Ltd. Class A (f)	139,621	381,823
Geely Automobile Holdings, Ltd.	520,000	1,121,739
GF Securities Co., Ltd. Class H	97,200	195,235
Golden Eagle Retail Group, Ltd. (b)	84,000	116,212
GOME Electrical Appliances Holding, Ltd.	1,400,322	172,205
Goodbaby International Holdings, Ltd. (b)	225,000	93,384
Great Wall Motor Co., Ltd. Class H (b)	319,000	393,926
Greentown China Holdings, Ltd. (b)	91,500	100,801
Guangdong Investment, Ltd.	316,000	435,558
Guangshen Railway Co., Ltd. Class H	62,500	30,984
Guangzhou Automobile Group Co., Ltd. Class H	412,032	723,099
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	82,000	225,314
Guangzhou R&F Properties Co., Ltd. Class H	346,976	539,591
Guotai Junan International Holdings, Ltd.	249,000	77,190
Haitian International Holdings, Ltd.	61,000	171,128
Haitong Securities Co., Ltd. Class H	299,600	484,337
Health and Happiness H&H International Holdings, Ltd. (a)	22,500	56,953
Hengan International Group Co., Ltd.	78,500	579,213
HNA Holding Group Co., Ltd. (a)	403,400	16,794
Huadian Fuxin Energy Corp., Ltd. Class H	200,000	47,909
Huadian Power International Corp., Ltd. Class H	200,000	89,413
Huaneng Power International, Inc. Class H	540,472	375,248
Huaneng Renewables Corp., Ltd. Class H	350,000	108,052
Huatai Securities Co., Ltd. Class H (c)	65,200	125,281
Huishang Bank Corp., Ltd. Class H	593,000	306,130
Huiyin Smart Community Co., Ltd. (a)	212,000	14,393
Industrial & Commercial Bank of China, Ltd. Class H	8,659,138	5,845,635
Inner Mongolia Yitai Coal Co., Ltd. Class B	181,081	186,332
JD.com, Inc. ADR (a)	89,404	3,506,425
Jiangsu Expressway Co., Ltd. Class H	332,299	469,091

See accompanying notes to schedule of investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Jiangxi Copper Co., Ltd. Class H	243,578	$400,012
JinkoSolar Holding Co., Ltd. ADR (a) (b)	2,904	60,403
Jumei International Holding, Ltd. ADR (a)	2,235	4,761
Kama Co., Ltd. Class B (a)	106,649	103,663
Kangda International Environmental Co., Ltd. (a) (c)	210,000	42,234
Kingdee International Software Group Co., Ltd. (a) (b)	210,000	87,428
Kingsoft Corp., Ltd. (b)	95,000	247,648
Konka Group Co., Ltd. Class B (a)	338,000	122,965
Kunlun Energy Co., Ltd.	366,000	310,374
KWG Property Holding, Ltd.	141,000	94,464
Lao Feng Xiang Co., Ltd. Class B	52,979	212,870
Launch Tech Co., Ltd. Class H (a)	23,500	29,531
Lenovo Group, Ltd.	915,703	578,293
Leyou Technologies Holdings, Ltd. (a)	210,800	52,927
Li Ning Co., Ltd. (a)	265,874	202,306
Lifetech Scientific Corp. (a)	248,000	58,772
Livzon Pharmaceutical Group, Inc. Class H	16,790	118,293
Luoyang Glass Co., Ltd. Class H (a) (b)	52,153	28,928
Luthai Textile Co., Ltd. Class B	44,400	48,743
Luye Pharma Group, Ltd.	183,000	100,332
Maanshan Iron & Steel Co., Ltd. Class H (a)	648,971	259,374
Metallurgical Corp. of China, Ltd. Class H	394,000	133,244
Minth Group, Ltd.	80,000	339,207
MOBI Development Co., Ltd.	437,000	69,414
Nanjing Panda Electronics Co., Ltd. Class H	29,000	15,863
NetEase, Inc. ADR	9,490	2,852,979
New China Life Insurance Co., Ltd. Class H	70,400	358,022
New Oriental Education & Technology Group, Inc. ADR (a)	12,781	900,933
Noah Holdings, Ltd. ADS (a) (b)	2,268	64,978
Ourgame International Holdings, Ltd. (a)	40,000	11,017
People’s Insurance Co. Group of China, Ltd. Class H	497,000	208,822
PetroChina Co., Ltd. Class H	2,279,208	1,395,591
PICC Property & Casualty Co., Ltd. Class H	498,289	832,349
Ping An Insurance Group Co. of China, Ltd. Class H	544,228	3,586,846
Poly Culture Group Corp., Ltd. Class H	29,000	68,428
Poly Property Group Co., Ltd. (a)	251,000	110,284
Renhe Commercial Holdings Co., Ltd. (a) (b)	1,878,000	42,100
Semiconductor Manufacturing International Corp. (a)	525,883	609,655
Shandong Airlines Co., Ltd. Class B	21,300	43,220
Shandong Chenming Paper Holdings, Ltd. Class H	46,900	59,358
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	212,000	166,473

Shang Gong Group Co., Ltd. Class B (a)	145,200	141,134
Shanghai Baosight Software Co., Ltd. Class B	34,000	49,028
Shanghai Dasheng Agricultural Finance Technology Co., Ltd. Class H	291,000	24,230
Shanghai Electric Group Co., Ltd. Class H (a) (b)	418,418	200,996
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	33,000	127,875
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (b)	172,000	100,691
Shanghai Haixin Group Co. Class B	85,000	54,910
Shanghai Highly Group Co., Ltd. Class B	137,300	103,936
Shanghai Industrial Holdings, Ltd.	44,000	130,200
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	13,500	18,914
Shanghai Jinjiang International Travel Co., Ltd. Class B	26,574	76,799
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	37,400	55,128
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	139,153	223,201
Shanghai Mechanical and Electrical Industry Co., Ltd. Class B	48,184	98,247
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	62,600	186,442
Shanghai Prime Machinery Co., Ltd. Class H	552,000	106,773
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class B	10,400	16,952
Shanghai Zhenhua Heavy Industries Co., Ltd. Class B (a)	103,000	53,251
Shengjing Bank Co., Ltd. Class H (c)	16,500	14,077
Shenzhen Expressway Co., Ltd. Class H	29,000	26,413
Shenzhen Investment, Ltd.	282,731	124,951
Shenzhou International Group Holdings, Ltd.	50,000	328,574
Shunfeng International Clean Energy, Ltd. (a)	200,700	11,312
SINA Corp. (a)	9,090	772,377
Sino-Ocean Group Holding, Ltd.	759,211	371,512
Sinopec Oilfield Service Corp. Class H (a) (b)	178,000	28,046
Sinopec Shanghai Petrochemical Co., Ltd. Class H	550,878	294,970
Sinopharm Group Co., Ltd. Class H	107,600	486,557
Sinotrans, Ltd. Class H	214,000	109,653
SITC International Holdings Co., Ltd.	175,000	137,643
Sohu.com, Inc. (a)	3,639	163,973
SPT Energy Group, Inc. (a)	222,000	14,788
Sun King Power Electronics Group	139,300	31,049
Sunac China Holdings, Ltd. (b)	253,000	528,916
Sunny Optical Technology Group Co., Ltd.	114,800	1,029,405
Synertone Communication Corp. (a)	416,920	7,103
TAL Education Group ADR	5,663	692,642

See accompanying notes to schedule of investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

TCL Multimedia Technology Holdings, Ltd. (a) (b)	126,000	$58,913
Tencent Holdings, Ltd.	609,770	21,808,605
Tian Ge Interactive Holdings, Ltd. (c)	77,000	54,842
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd.	31,145	28,498
Tianneng Power International, Ltd.	90,000	73,900
Tingyi Cayman Islands Holding Corp.	350,383	415,624
Tong Ren Tang Technologies Co., Ltd. Class H	128,000	197,744
TravelSky Technology, Ltd. Class H	92,000	271,058
Tsingtao Brewery Co., Ltd. Class H	80,000	354,066
TUS International, Ltd. (a)	169,400	17,143
Uni-President China Holdings, Ltd.	174,000	140,645
Universal Health International Group Holding, Ltd. (a)	215,000	5,894
Vipshop Holdings, Ltd. ADR (a)	33,439	352,781
Want Want China Holdings, Ltd. (b)	983,000	663,606
Weibo Corp. ADR (a)	1,866	124,033
Weichai Power Co., Ltd. Class H	50,000	43,810
West China Cement, Ltd. (a)	356,000	53,812
Wisdom Sports Group (a)	136,000	23,693
Xiamen International Port Co., Ltd. Class H	122,000	22,661
Xinchen China Power Holdings, Ltd. (a)	225,000	39,775
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	24,200	35,340
Xinyi Solar Holdings, Ltd. (a) (b)	247,200	70,615
Yangzijiang Shipbuilding Holdings, Ltd.	251,500	217,369
Yantai Changyu Pioneer Wine Co., Ltd. Class B	27,053	70,522
Yanzhou Coal Mining Co., Ltd. Class H	348,882	312,841
Yestar Healthcare Holdings Co., Ltd. (b)	345,000	175,893
YY, Inc. ADR (a)	3,206	186,044
Zhejiang Expressway Co., Ltd. Class H	200,000	261,322
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	50,000	25,492
Zhuzhou CRRC Times Electric Co., Ltd. Class H	72,000	353,246
Zijin Mining Group Co., Ltd. Class H	910,685	300,978
ZTE Corp. Class H (a)	87,840	209,742

		153,388,419

HONG KONG — 1.8%
Alibaba Pictures Group, Ltd. (a)	1,100,107	183,200
Asia Resources Holdings, Ltd. (a)	370,638	5,745
AVIC Joy Holdings HK, Ltd. (a)	544,428	6,835
Beijing Enterprises Clean Energy Group, Ltd. (a) (b)	1,636,600	38,575
Beijing Enterprises Medical & Health Group, Ltd. (a)	368,500	22,894
BEP International Holdings, Ltd.	960,000	30,744
Carnival Group International Holdings, Ltd. (a) (b)	980,000	90,387
CCT Land Holdings, Ltd. (a)	9,773,000	12,519
Chia Tai Enterprises International, Ltd. (a) (b)	11,700	2,788
China All Access Holdings, Ltd.	168,000	47,776

China Beidahuang Industry Group Holdings, Ltd. Class A (a)	405,600	20,263
China Chengtong Development Group, Ltd. (a)	322,074	19,804
China Fiber Optic Network System Group, Ltd. (a) (e)	686,800	61,585
China Finance Investment Holdings, Ltd. (a)	528,750	2,032
China Financial International Investments, Ltd. (a)	510,000	19,599
China Gas Holdings, Ltd.	270,000	545,088
China High Speed Transmission Equipment Group Co., Ltd. (b)	8,000	8,762
China Jicheng Holdings, Ltd. (a) (b) (c)	2,131,500	3,550
China Minsheng Drawin Technology Group, Ltd. (a) (b)	521,658	14,434
China National Culture Group, Ltd. (a)	1,539,300	3,549
China NT Pharma Group Co., Ltd.	90,000	19,484
China Nuclear Energy Technology Corp., Ltd. (a)	96,000	19,799
China Ocean Industry Group, Ltd. (a)	1,557,800	35,920
China Oil Gangran Energy Group Holdings, Ltd. (a)	545,750	8,948
China Overseas Property Holdings, Ltd. (b)	232,361	45,243
China Public Procurement, Ltd. (a)	1,172,000	3,903
China Soft Power Technology Holdings, Ltd. (a) (b)	266,000	6,372
Citychamp Watch & Jewellery Group, Ltd.	420,000	90,925
Comba Telecom Systems Holdings, Ltd.	321,847	43,290
CP Pokphand Co., Ltd.	770,000	59,182
Dawnrays Pharmaceutical Holdings, Ltd.	104,000	67,677
Digital China Holdings, Ltd. (a) (b)	133,000	102,394
Essex Bio-technology, Ltd.	55,696	30,322
EVA Precision Industrial Holdings, Ltd.	368,000	56,569
Fullshare Holdings, Ltd. (a) (b)	591,100	236,245
GCL-Poly Energy Holdings, Ltd. (a)	826,000	89,938
Global Bio-Chem Technology Group Co., Ltd. (a)	463,200	9,553
Haier Electronics Group Co., Ltd. (a)	129,000	335,453
Hanergy Thin Film Power Group, Ltd. (a) (b) (d)	5,962,000	—
Hi Sun Technology China, Ltd. (a) (b)	270,000	46,692
Hua Han Health Industry Holdings,
Ltd. (a) (d)	890,400	45,339
Huajun Holdings, Ltd. (a)	126,900	8,778
Imperial Pacific International Holdings, Ltd. (a) (b)	6,556,300	102,463
Joy City Property, Ltd.	414,000	64,700
Kingboard Chemical Holdings, Ltd.	109,200	435,040
Lee & Man Paper Manufacturing, Ltd.	205,000	190,387
Life Healthcare Group, Ltd. (a)	552,000	15,768
Millennium Pacific Group Holdings, Ltd. (a)	87,000	1,337
Munsun Capital Group, Ltd. (a)	442,200	4,928
National Agricultural Holdings, Ltd. (a) (b) (e)	112,000	17,073

See accompanying notes to schedule of investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

NetDragon Websoft Holdings, Ltd.	49,000	$127,734
Newtree Group Holdings, Ltd. (a)	282,000	15,533
Nine Dragons Paper Holdings, Ltd.	168,000	223,815
North Mining Shares Co., Ltd. (a)	2,290,000	48,402
Qianhai Health Holdings, Ltd. (a)	726,374	6,979
Shimao Property Holdings, Ltd.	145,500	249,009
SIM Technology Group, Ltd.	388,500	17,418
Sino Biopharmaceutical, Ltd.	576,000	509,117
Sino-I Technology, Ltd. (a)	1,511,000	19,936
Skyworth Digital Holdings, Ltd.	236,243	146,773
SSY Group, Ltd.	466,691	190,707
Sun Art Retail Group, Ltd.	209,500	166,925
Suncorp Technologies, Ltd. (a)	1,540,000	4,932
Tech Pro Technology Development, Ltd. (a) (b)	1,524,800	20,900
Tibet Water Resources, Ltd. (a) (b)	309,000	120,727
United Energy Group, Ltd. (a) (b)	986,000	37,892
United Laboratories International Holdings, Ltd. (a)	106,000	69,929
Victory City International Holdings, Ltd.	807,915	28,978
Vinda International Holdings, Ltd.	39,000	78,935
Vision Values Holdings, Ltd. (a)	480,000	27,055
Wasion Group Holdings, Ltd. (b)	68,000	31,272
WH Group, Ltd. (c)	824,000	831,763
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (a)	40,250	7,889
Xinyi Glass Holdings, Ltd. (a)	298,000	295,082
Yuhua Energy Holdings, Ltd. (a)	8,000	1,261

		6,612,814

INDIA — 17.7%
Adani Ports & Special Economic Zone, Ltd. (a)	102,017	573,000
Adani Power, Ltd. (a)	79,989	36,878
Adani Transmissions, Ltd. (a)	44,133	84,698
AIA Engineering, Ltd.	8,671	187,177
Ajanta Pharma, Ltd.	3,425	81,861
Alembic Pharmaceuticals, Ltd.	10,112	79,191
Apollo Hospitals Enterprise, Ltd. (a)	28,291	557,854
Apollo Tyres, Ltd.	48,149	179,299
Arvind SmartSpaces, Ltd. (a)	4,506	9,540
Arvind, Ltd.	28,465	158,470
Asian Paints, Ltd.	27,039	461,383
Aurobindo Pharma, Ltd.	34,618	366,652
Axis Bank, Ltd.	130,689	1,046,017
Bajaj Auto, Ltd.	6,099	263,369
Bajaj Finance, Ltd.	14,828	314,992
Bharat Electronics, Ltd.	90,860	227,089
Bharat Financial Inclusion, Ltd. (a)	27,781	309,733
Bharat Forge, Ltd.	13,738	232,231
Bharat Heavy Electricals, Ltd.	155,941	326,418
Bharat Petroleum Corp., Ltd.	30,098	297,732
Bharti Airtel, Ltd.	196,962	1,157,014
Bharti Infratel, Ltd.	48,673	282,042
Biocon, Ltd. (a)	69,429	355,590
Bosch, Ltd.	728	262,730
Britannia Industries, Ltd.	2,478	141,465
Cadila Healthcare, Ltd.	26,873	218,331
Cipla, Ltd.	89,938	773,074

Coal India, Ltd.	137,066	517,940
Dabur India, Ltd.	35,864	162,071
DCB Bank, Ltd.	73,808	226,777
DLF, Ltd. (a)	66,174	195,233
Dr Reddy’s Laboratories, Ltd.	9,173	381,764
Eicher Motors, Ltd. (a)	862	360,595
Emami, Ltd.	5,473	91,069
Escorts, Ltd.	49,332	492,385
GAIL India, Ltd.	61,946	346,399
Gillette India, Ltd.	936	74,008
Glenmark Pharmaceuticals, Ltd.	14,565	142,591
Godrej Consumer Products, Ltd. (e)	31,946	478,468
Godrej Industries, Ltd. (a)	18,836	185,861
Gujarat Mineral Development Corp., Ltd.	45,423	103,302
Gujarat Pipavav Port, Ltd.	38,016	87,927
Havells India, Ltd.	36,122	257,066
HCL Technologies, Ltd.	50,774	668,398
HDFC Bank, Ltd.	166,681	4,260,148
Hero MotoCorp, Ltd.	12,162	696,435
Hindalco Industries, Ltd.	113,806	336,202
Hindustan Unilever, Ltd.	112,091	1,872,186
Hindustan Zinc, Ltd.	152,025	620,095
Housing Development & Infrastructure, Ltd. (a)	66,397	87,468
Housing Development Finance Corp., Ltd.	187,037	4,673,068
ICICI Bank, Ltd.	582	2,612
ICICI Bank, Ltd. ADR	198,795	1,783,194
Idea Cellular, Ltd.	199,719	263,408
IDFC, Ltd. (a)	147,262	125,875
Indiabulls Housing Finance, Ltd.	59,988	998,740
Indian Hotels Co., Ltd.	322,490	667,556
Indian Oil Corp., Ltd.	109,434	652,160
IndusInd Bank, Ltd.	25,484	583,091
Infosys, Ltd. ADR (b)	235,257	3,533,560
ITC, Ltd. GDR	298,066	1,493,311
Jaiprakash Associates, Ltd. (a)	317,666	107,138
Jindal Steel & Power, Ltd. (a)	59,026	112,504
JSW Steel, Ltd.	150,010	472,048
Jubilant Foodworks, Ltd.	5,251	76,883
Just Dial, Ltd. (a)	5,965	34,302
Kotak Mahindra Bank, Ltd.	71,947	1,063,831
KPIT Technologies, Ltd.	53,568	101,728
Larsen & Toubro, Ltd. GDR	31,491	812,468
LIC Housing Finance, Ltd.	38,112	437,621
Lupin, Ltd.	16,785	275,221
Mahindra & Mahindra Financial Services, Ltd.	37,928	202,410
Mahindra & Mahindra, Ltd.	57,739	1,204,669
Marico, Ltd.	52,753	256,552
Marksans Pharma, Ltd.	101,699	64,430
Max Financial Services, Ltd.	15,573	152,050
Max India, Ltd. (a)	20,880	49,763
Max Ventures & Industries, Ltd. (a)	4,176	5,698
Mindtree, Ltd.	13,446	110,043
Motherson Sumi Systems, Ltd. (a)	41,041	293,343
NCC, Ltd.	78,222	105,647
Nestle India, Ltd.	2,171	226,271
NTPC, Ltd.	138,900	341,569

See accompanying notes to schedule of investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Oil & Natural Gas Corp., Ltd.	364,024	$885,879
Page Industries, Ltd.	788	204,039
PI Industries, Ltd.	9,351	121,160
Power Finance Corp., Ltd.	83,393	158,303
Power Grid Corp. of India, Ltd.	88,816	289,309
Rajesh Exports, Ltd.	25,907	276,335
Reliance Capital, Ltd.	34,404	342,563
Reliance Communications, Ltd. (a)	193,397	64,329
Reliance Industries, Ltd. GDR (a) (c)	96,502	4,121,118
Reliance Infrastructure, Ltd.	62,852	483,709
Rural Electrification Corp., Ltd.	78,016	207,540
Shriram City Union Finance, Ltd.	7,644	281,919
Shriram Transport Finance Co., Ltd.	18,430	285,072
Siemens, Ltd.	28,187	582,339
Sintex Industries, Ltd.	116,914	43,591
Sintex Plastics Technology, Ltd. (a) (e)	116,914	154,559
State Bank of India	173,701	735,382
Steel Authority of India, Ltd. (a)	211,639	191,052
Strides Shasun, Ltd.	7,016	108,604
Sun Pharma Advanced Research Co., Ltd. (a)	12,448	58,699
Sun Pharmaceutical Industries, Ltd.	117,903	1,013,633
Suzlon Energy, Ltd. (a)	333,166	96,645
Tata Consultancy Services, Ltd.	61,692	2,254,699
Tata Motors, Ltd.	191,632	1,282,389
Tata Steel, Ltd.	35,312	298,148
Tech Mahindra, Ltd.	51,943	306,977
Torrent Pharmaceuticals, Ltd.	4,761	89,902
UltraTech Cement, Ltd.	6,338	388,208
United Breweries, Ltd.	7,694	93,042
United Spirits, Ltd. (a)	9,248	343,144
UPL, Ltd.	29,365	381,796
Vakrangee, Ltd.	89,519	596,632
Vedanta, Ltd.	125,545	483,728
Wipro, Ltd. ADR	169,144	879,549
WNS Holdings, Ltd. ADR (a)	8,731	299,997
Wockhardt, Ltd.	4,517	42,216
Yes Bank, Ltd.	22,008	498,298
Zee Entertainment Enterprises, Ltd.	154,067	1,171,159

		63,026,645

INDONESIA — 4.0%
Ace Hardware Indonesia Tbk PT	1,991,000	158,354
Adaro Energy Tbk PT	2,412,700	286,030
AKR Corporindo Tbk PT	110,600	54,149
Astra International Tbk PT	2,567,400	1,719,306
Bank Central Asia Tbk PT	1,855,296	2,526,627
Bank Mandiri Persero Tbk PT	1,212,505	1,159,965
Bank Negara Indonesia Persero Tbk PT	464,500	230,028
Bank Rakyat Indonesia Persero Tbk PT	1,477,696	1,690,855
Charoen Pokphand Indonesia Tbk PT	312,900	74,659
Ciputra Development Tbk PT	828,796	72,759
Citra Marga Nusaphala Persada Tbk PT (a)	356,362	36,632
Garda Tujuh Buana Tbk PT (a) (d)	127,500	—
Garuda Indonesia Persero Tbk PT (a)	2,922,700	76,316
Gudang Garam Tbk PT	83,200	488,806
Indocement Tunggal Prakarsa Tbk PT	237,025	328,127
Indosat Tbk PT	640,348	312,306
Intiland Development Tbk PT	1,053,600	33,203

Kalbe Farma Tbk PT	844,400	102,956
Kawasan Industri Jababeka Tbk PT	5,543,598	135,600
Lippo Cikarang Tbk PT (a)	274,300	84,590
Lippo Karawaci Tbk PT	1,385,400	68,607
Matahari Department Store Tbk PT	78,800	83,811
Matahari Putra Prima Tbk PT (a)	380,600	19,990
Media Nusantara Citra Tbk PT	387,200	53,457
Metropolitan Land Tbk PT	1,761,212	41,230
Modernland Realty Tbk PT (a)	4,774,300	96,722
Pakuwon Jati Tbk PT	1,906,800	87,990
Pembangunan Perumahan Persero Tbk PT	650,876	153,348
Perusahaan Gas Negara Persero Tbk	1,504,540	254,002
Semen Indonesia Persero Tbk PT	463,600	347,852
Summarecon Agung Tbk PT	722,200	69,904
Surya Semesta Internusa Tbk PT	1,148,100	55,564
Telekomunikasi Indonesia Persero Tbk PT	7,234,870	2,453,694
Tiga Pilar Sejahtera Food Tbk (a)	763,000	95,321
Tower Bersama Infrastructure Tbk PT	273,600	139,597
Unilever Indonesia Tbk PT	55,500	203,219
United Tractors Tbk PT	236,045	486,170
Wijaya Karya Persero Tbk PT	615,257	102,024

		14,383,770

MALAYSIA — 4.2%
7-Eleven Malaysia Holdings Bhd Class B	224,500	71,649
AEON Credit Service M Bhd	37,900	168,988
AirAsia Bhd	205,400	155,510
Alliance Financial Group Bhd	608,410	545,672
APM Automotive Holdings Bhd	64,000	59,637
Astro Malaysia Holdings Bhd	208,700	123,003
Axiata Group Bhd	410,505	461,892
Bermaz Auto Bhd	241,180	112,931
British American Tobacco Malaysia Bhd	12,700	128,460
Bursa Malaysia Bhd	204,034	503,829
Cahya Mata Sarawak Bhd	203,400	190,481
Carlsberg Brewery Malaysia Bhd Class B	166,703	582,518
CB Industrial Product Holding Bhd	189,800	89,757
CIMB Group Holdings Bhd	352,699	540,636
Coastal Contracts Bhd	96,700	29,735
Dialog Group Bhd	533,200	238,488
Eastern & Oriental Bhd	491,741	194,742
Eco World Development Group Bhd (a)	280,000	108,930
Genting Bhd	417,000	914,114
Genting Malaysia Bhd	462,100	592,070
IJM Corp. Bhd	929,780	749,430
Inari Amertron Bhd	359,508	176,712
IOI Corp. Bhd	590,996	612,659
IOI Properties Group Bhd	509,516	261,129
Karex Bhd	351,625	139,253
KNM Group Bhd (a)	761,200	46,105
Kuala Lumpur Kepong Bhd	44,900	260,238
Land & General Bhd	1,009,000	50,536
Landmarks Bhd (a)	1,490,000	315,865
Lingkaran Trans Kota Holdings Bhd	49,400	67,782
Malayan Banking Bhd	439,156	985,189

See accompanying notes to schedule of investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Maxis Bhd	312,400	$403,904
Media Prima Bhd	254,100	55,643
MKH Bhd	135,900	74,715
Muhibbah Engineering M Bhd	257,300	163,036
Nam Cheong, Ltd. (a) (b)	320,400	4,887
Oldtown Bhd	171,200	114,860
OSK Holdings Bhd	726,125	274,032
Padini Holdings Bhd	180,300	147,847
PPB Group Bhd	89,400	357,379
Press Metal Bhd (e)	412,840	257,745
Prestariang Bhd	166,600	80,726
Public Bank Bhd	160,220	758,429
Salcon Bhd	577,177	75,296
Sapura Energy Bhd	181,000	67,042
Silverlake Axis, Ltd.	188,600	80,133
Sime Darby Bhd	316,288	699,972
TA Enterprise Bhd	616,100	91,856
Tambun Indah Land Bhd	348,700	116,162
Telekom Malaysia Bhd	120,909	187,307
Tenaga Nasional Bhd	279,150	919,521
TSH Resources Bhd	177,400	72,321
UEM Edgenta Bhd	75,700	46,556
Uzma Bhd (a)	112,700	42,007
Wah Seong Corp. Bhd	578,200	126,614
Yinson Holdings Bhd	130,600	111,352

		14,807,282

PHILIPPINES — 2.1%
ABS-CBN Holdings Corp.	155,400	128,576
Alliance Global Group, Inc.	662,900	187,861
Ayala Land, Inc.	1,348,488	1,062,275
BDO Unibank, Inc.	168,255	413,468
Belle Corp.	1,207,200	91,629
Bloomberry Resorts Corp. (a)	380,400	69,732
Cebu Air, Inc.	52,520	101,897
Cosco Capital, Inc.	1,520,600	238,065
D&L Industries, Inc.	1,345,500	320,509
DoubleDragon Properties Corp. (a)	435,170	411,799
First Gen Corp.	984,470	368,737
First Philippine Holdings Corp.	357,807	496,363
Globe Telecom, Inc.	1,995	80,970
GMA Holdings, Inc.	147,800	17,457
GT Capital Holdings, Inc.	5,895	141,358
JG Summit Holdings, Inc.	286,360	459,674
Jollibee Foods Corp.	37,700	152,414
LT Group, Inc.	452,000	131,677
Metro Pacific Investments Corp.	1,078,500	136,576
Nickel Asia Corp.	588,984	74,703
Pepsi-Cola Products Philippines, Inc.	984,000	63,572
Philex Mining Corp.	757,500	135,107
PLDT, Inc.	18,494	658,982
Puregold Price Club, Inc.	282,100	249,060
Robinsons Retail Holdings, Inc.	143,240	246,966
SM Investments Corp.	15,300	243,478
SM Prime Holdings, Inc.	874,700	572,039
Universal Robina Corp.	79,960	258,135

		7,513,079

SINGAPORE — 0.0% (g)
SIIC Environment Holdings, Ltd.	132,199	49,928

TAIWAN — 22.3%
Acer, Inc. (a)	614,395	322,143
Advanced Semiconductor Engineering, Inc.	896,797	1,151,214
Advantech Co., Ltd.	42,898	303,896
Airtac International Group	11,900	140,633
Asia Cement Corp.	791,073	678,731
Asustek Computer, Inc.	117,138	1,107,073
AU Optronics Corp. ADR (b)	141,033	643,110
Catcher Technology Co., Ltd.	117,539	1,404,518
Cathay Financial Holding Co., Ltd.	1,139,604	1,876,863
Center Laboratories, Inc. (a)	45,088	89,968
Chang Hwa Commercial Bank, Ltd.	1,718,887	986,015
China Development Financial Holding Corp.	2,829,272	821,252
China Life Insurance Co., Ltd.	210,800	209,968
China Steel Chemical Corp.	18,877	72,294
China Steel Corp.	1,702,625	1,385,272
Chlitina Holding, Ltd.	41,000	188,692
Chunghwa Telecom Co., Ltd.	367,268	1,303,910
Coland Holdings, Ltd.	100,411	138,635
Compal Electronics, Inc.	881,431	593,995
CTBC Financial Holding Co., Ltd.	2,592,515	1,700,219
Delta Electronics, Inc.	281,787	1,542,325
E.Sun Financial Holding Co., Ltd.	387,750	238,360
Eclat Textile Co., Ltd.	39,574	482,642
eMemory Technology, Inc.	16,000	209,073
Epistar Corp. (a)	189,170	174,432
Everlight Electronics Co., Ltd.	141,996	228,725
Far Eastern New Century Corp.	1,013,170	824,325
Far EasTone Telecommunications Co., Ltd.	143,000	364,316
Feng TAY Enterprise Co., Ltd.	40,902	180,845
Firich Enterprises Co., Ltd. (a)	27,239	40,205
First Financial Holding Co., Ltd.	2,137,508	1,429,924
Formosa Chemicals & Fibre Corp.	593,691	1,863,823
Formosa Petrochemical Corp.	185,000	638,560
Formosa Plastics Corp.	779,137	2,374,293
Foxconn Technology Co., Ltd.	211,519	638,312
Fubon Financial Holding Co., Ltd. (a)	955,998	1,522,620
Giant Manufacturing Co., Ltd.	40,000	228,797
Himax Technologies, Inc. ADR (b)	16,722	137,120
Hiwin Technologies Corp.	25,112	169,642
Hon Hai Precision Industry Co., Ltd.	1,698,950	6,534,423
Hotai Motor Co., Ltd.	36,000	450,888
HTC Corp. (a)	102,710	245,126
Hua Nan Financial Holdings Co., Ltd.	2,054,488	1,192,035
Innolux Corp.	844,753	441,538
Inventec Corp.	325,000	264,957
King Yuan Electronics Co., Ltd.	721,898	739,222
Largan Precision Co., Ltd.	12,710	2,026,414
Lite-On Technology Corp.	480,891	790,419
Macronix International (a)	1,264,374	694,117
Makalot Industrial Co., Ltd.	40,682	196,590
MediaTek, Inc.	194,219	1,663,184
Medigen Biotechnology Corp. (a)	14,000	24,484
Mega Financial Holding Co., Ltd.	1,619,148	1,346,629
Merry Electronics Co., Ltd.	41,000	254,734
MIN AIK Technology Co., Ltd.	32,000	35,187
Motech Industries, Inc. (a)	115,507	94,547

See accompanying notes to schedule of investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Nan Ya Plastics Corp.	807,759	$2,004,793
Novatek Microelectronics Corp.	138,062	558,239
PChome Online, Inc.	18,792	145,172
Pegatron Corp.	304,630	954,347
Pou Chen Corp.	205,000	283,711
Powertech Technology, Inc.	202,518	625,130
President Chain Store Corp.	48,000	431,558
ProMOS Technologies, Inc. (a) (d)	1,135,850	—
Quanta Computer, Inc.	483,194	1,143,654
Radiant Opto-Electronics Corp.	41,000	91,246
Realtek Semiconductor Corp.	141,161	508,124
Shin Kong Financial Holding Co., Ltd. (a)	2,205,980	587,391
Silicon Motion Technology Corp. ADR	3,179	153,323
Siliconware Precision Industries Co., Ltd.	371,763	600,662
SinoPac Financial Holdings Co., Ltd.	2,736,459	836,590
Synnex Technology International Corp.	195,000	218,590
Tainan Enterprises Co., Ltd.	472,830	402,574
Taishin Financial Holding Co., Ltd.	2,547,376	1,159,801
Taiwan Cement Corp.	671,216	776,687
Taiwan FU Hsing Industrial Co., Ltd.	183,000	253,866
Taiwan Mobile Co., Ltd.	250,200	941,746
Taiwan Paiho, Ltd.	25,000	94,099
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	393,206	13,746,482
Tatung Co., Ltd. (a)	710,107	306,966
Teco Electric and Machinery Co., Ltd.	150,000	144,231
TPK Holding Co., Ltd. (a)	20,000	61,275
Tripod Technology Corp.	344,361	1,096,929
Uni-President Enterprises Corp.	743,971	1,491,855
United Integrated Services Co., Ltd.	481,194	1,110,448
United Microelectronics Corp. ADR (b)	431,892	1,053,816
Walsin Lihwa Corp.	472,000	207,916
Wistron Corp.	692,373	704,436
Yageo Corp.	169,354	590,122
Yuanta Financial Holding Co., Ltd.	1,547,383	681,622

		79,368,635

THAILAND — 4.2%
Advanced Info Service PCL (e)	160,502	838,655
Airports of Thailand PCL (e)	331,000	460,399
Bangkok Expressway & Metro PCL (e)	4,070,132	892,625
Bank of Ayudhya PCL NVDR	161,100	176,655
BEC World PCL (e)	114,600	70,845
Bumrungrad Hospital PCL (e)	33,600	169,632
Central Plaza Hotel PCL (e)	46,700	52,240
Charoen Pokphand Foods PCL (e)	222,900	162,729
Chularat Hospital PCL (e)	1,851,700	133,004
CP ALL PCL (e)	708,500	1,308,754
E for L Aim PCL (a) (e)	2,723,400	9,620
Electricity Generating PCL (e)	169,899	1,070,309
Energy Absolute PCL (e)	218,100	221,503
Gunkul Engineering PCL (e)	1,258,203	151,118
Hana Microelectronics PCL (e)	99,000	146,445
Ichitan Group PCL (e)	128,400	33,073
Indorama Ventures PCL (e)	159,700	178,646
IRPC PCL (e)	2,863,939	451,047
Jasmine International PCL (e)	588,925	141,293
Kasikornbank PCL	54,054	317,450

KCE Electronics PCL (e)	151,300	483,251
MC Group PCL (e)	285,600	153,856
Mega Lifesciences PCL (e)	218,000	179,688
Minor International PCL (e)	305,586	362,079
Nok Airlines PCL (a) (e)	754,200	103,461
PTT Exploration & Production PCL (e)	295,732	750,865
PTT Global Chemical PCL NVDR	74,800	150,833
PTT PCL (e)	105,755	1,151,880
Raimon Land PCL (e)	3,183,700	115,277
Siam Cement PCL NVDR	47,200	700,289
Siam Commercial Bank PCL (e)	227,097	1,039,552
SNC Former PCL (e)	39,000	16,647
Somboon Advance Technology PCL (e)	158,700	78,019
Srisawad Power 1979 PCL (e)	247,428	366,007
Superblock PCL NVDR (a)	973,500	39,834
SVI PCL (e)	926,100	164,937
Thai Beverage PCL	940,500	614,773
Thai Oil PCL (e)	369,564	859,451
Thai Union Group PCL Class F (e)	206,600	128,327
TMB Bank PCL (e)	1,902,900	128,839
True Corp. PCL NVDR (a)	1,371,183	250,260

		14,824,167

TOTAL COMMON STOCKS (Cost $313,020,236)		353,974,739

WARRANTS — 0.0% (g)
MALAYSIA — 0.0% (g)
CB Industrial Product Holding Bhd (expiring 11/6/19) (a)	38,233	3,563
Eastern & Oriental Bhd (expiring 7/21/19) (a)	179,431	7,942

		11,505

THAILAND — 0.0% (g)
E for L Aim PCL (expiring 6/1/20) (a)	272,340	80
Nok Airlines PCL (expiring 5/29/20) (a)	94,275	4,496
Raimon Land PCL (expiring 6/14/18) (a)	1,943,475	5,721

		10,297

TOTAL WARRANTS (Cost $4,897)		21,802

SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (h) (i)	315,271	315,271
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	5,838,536	5,838,536

TOTAL SHORT-TERM INVESTMENTS (Cost $6,153,807)		6,153,807

TOTAL INVESTMENTS — 101.1% (Cost $319,178,940)		360,150,348
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(4,027,403)

NET ASSETS — 100.0%		$356,122,945

See accompanying notes to schedule of investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.6% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2017, total aggregate fair value of securities is $45,339, representing less than 0.05% of the Fund’s net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $13,440,340 representing 3.8% of net assets.
(f)	Restricted security. At June 30, 2017, the value of such security held by the Fund is as follows:

Description	Acquisition Date	Acquisition Cost	Value	Percentage of Net Assets
Future Land Holdings Co., Ltd. Class A	11/1/2013	$78,423	$381,823	0.1%

(g)	Amount is less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2017.
(j)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

ADS = American Depositary Shares

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
China	$153,252,348	$136,071	$0	(a)	$153,388,419
Hong Kong	6,488,817	78,658	45,339		6,612,814
India	62,632,852	393,793	—		63,026,645
Indonesia	14,383,770	—	0	(a)	14,383,770
Malaysia	14,549,537	257,745	—		14,807,282
Philippines	7,513,079	—	—		7,513,079
Singapore	49,928	—	—		49,928
Taiwan	79,368,635	—	0	(a)	79,368,635
Thailand	2,250,094	12,574,073	—		14,824,167
Warrants
Malaysia	11,505	—	—		11,505
Thailand	10,297	—	—		10,297
Short-Term Investments	6,153,807	—	—		6,153,807

TOTAL INVESTMENTS	$346,664,669	$13,440,340	$45,339		$360,150,348

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2017.

See accompanying notes to schedule of investments

SPDR S&P Emerging Asia Pacific ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	931,229	$931,229	—	931,229	—	$—	$33	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,870,280	1,555,009	315,271	315,271	929	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	8,174,727	8,174,727	—	—	1,790	—
State Street Navigator Securities Lending Government Money Market Portfolio*	7,123,753	7,123,753	17,384,809	18,670,026	5,838,536	5,838,536	94,174	—

TOTAL		$8,054,982				$6,153,807	$96,926	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR S&P Russia ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AGRICULTURAL PRODUCTS — 0.3%
Ros Agro PLC GDR	6,522	$75,981

ALUMINUM — 0.6%
United Co. RUSAL PLC	327,000	160,433

DATA PROCESSING & OUTSOURCED SERVICES — 0.8%
QIWI PLC ADR	8,532	210,570

DIVERSIFIED BANKS — 18.8%
Sberbank of Russia PJSC ADR (a)	147,635	1,533,928
Sberbank of Russia PJSC ADR (a)	215,079	2,226,067
TCS Group Holding PLC GDR	12,206	140,369
VTB Bank PJSC GDR	423,126	889,834

		4,790,198

DIVERSIFIED METALS & MINING — 4.0%
MMC Norilsk Nickel PJSC ADR	74,068	1,022,138

ELECTRIC UTILITIES — 1.3%
RusHydro PJSC ADR	253,257	324,161

FERTILIZERS & AGRICULTURAL CHEMICALS — 1.5%
PhosAgro PJSC GDR	17,330	229,623
Uralkali PJSC (b)	71,505	151,108

		380,731

FOOD RETAIL — 5.8%
Magnit PJSC GDR	27,396	931,464
X5 Retail Group NV GDR (b)	16,190	560,983

		1,492,447

HOMEBUILDING — 1.5%
PIK Group PJSC (b)	75,544	371,291

HYPERMARKETS & SUPER CENTERS — 1.2%
Lenta, Ltd. GDR (b)	45,940	266,911
O’Key Group SA GDR (c)	15,075	29,773

		296,684

INTEGRATED OIL & GAS — 33.3%
Gazprom Neft PJSC ADR	13,822	211,477
Gazprom PJSC ADR	805,388	3,187,726
LUKOIL PJSC ADR	60,858	2,963,784
Rosneft Oil Co. PJSC GDR	176,741	960,587
Surgutneftegas OJSC ADR (a)	106,139	522,204
Surgutneftegas OJSC ADR (a)	148,364	637,965

		8,483,743

INTEGRATED TELECOMMUNICATION SERVICES — 1.4%
Rostelecom PJSC ADR	50,333	365,921

INTERNET SOFTWARE & SERVICES — 5.3%
Mail.Ru Group, Ltd. GDR (b)	17,459	460,045
Yandex NV Class A (b)	34,458	904,178

		1,364,223

IT CONSULTING & OTHER SERVICES — 0.7%
Luxoft Holding, Inc. (b)	2,828	172,084

OIL & GAS EQUIPMENT & SERVICES — 0.3%
TMK PJSC GDR	13,844	73,373

OIL & GAS EXPLORATION & PRODUCTION — 9.8%
Exillon Energy PLC (b)	29,558	51,736
Novatek PJSC GDR	10,087	1,123,692
Tatneft PJSC ADR	34,824	1,312,865

		2,488,293

PRECIOUS METALS & MINERALS — 1.7%
Polymetal International PLC	37,848	423,290

RAILROADS — 0.8%
Globaltrans Investment PLC GDR	28,716	218,242

REAL ESTATE DEVELOPMENT — 0.9%
Etalon Group, Ltd. GDR	26,010	93,506
LSR Group PJSC GDR	47,249	134,660

		228,166

STEEL — 4.4%
Evraz PLC (b)	35,830	96,294
Magnitogorsk Iron & Steel Works PJSC GDR	29,749	220,143
Mechel PJSC ADR (b)	16,915	78,316
Novolipetsk Steel PJSC GDR	14,462	279,985
Severstal PJSC GDR	34,813	456,746

		1,131,484

WIRELESS TELECOMMUNICATION SERVICES — 4.6%
MegaFon PJSC GDR	19,554	179,115
Mobile TeleSystems PJSC ADR	80,860	677,607
Sistema PJSC FC GDR	30,161	126,073
VEON, Ltd. ADR	47,672	186,397

		1,169,192

TOTAL COMMON STOCKS (Cost $35,392,156)		25,242,645

SHORT-TERM INVESTMENT — 0.0% (d)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (e) (f) (Cost $11,530)	11,530	11,530

TOTAL INVESTMENTS — 99.0% (Cost $35,403,686)		25,254,175
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		248,013

NET ASSETS — 100.0%		$25,502,188

(a)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $29,773 representing 0.1% of net assets.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2017.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

See accompanying notes to schedule of investments

SPDR S&P Russia ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Agricultural Products	$75,981	$—	$—	$75,981
Aluminum	160,433	—	—	160,433
Data Processing & Outsourced Services	210,570	—	—	210,570
Diversified Banks	4,790,198	—	—	4,790,198
Diversified Metals & Mining	1,022,138	—	—	1,022,138
Electric Utilities	324,161	—	—	324,161
Fertilizers & Agricultural Chemicals	380,731	—	—	380,731
Food Retail	1,492,447	—	—	1,492,447
Homebuilding	371,291	—	—	371,291
Hypermarkets & Super Centers	266,911	29,773	—	296,684
Integrated Oil & Gas	8,483,743	—	—	8,483,743
Integrated Telecommunication Services	365,921	—	—	365,921
Internet Software & Services	1,364,223	—	—	1,364,223
IT Consulting & Other Services	172,084	—	—	172,084
Oil & Gas Equipment & Services	73,373	—	—	73,373
Oil & Gas Exploration & Production	2,488,293	—	—	2,488,293
Precious Metals & Minerals	423,290	—	—	423,290
Railroads	218,242	—	—	218,242
Real Estate Development	228,166	—	—	228,166
Steel	1,131,484	—	—	1,131,484
Wireless Telecommunication Services	1,169,192	—	—	1,169,192
Short-Term Investment	11,530	—	—	11,530

TOTAL INVESTMENTS	$25,224,402	$29,773	$—	$25,254,175

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	135,882	$135,882	43	135,925	—	$—	$4	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	226,100	214,570	11,530	11,530	154	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	858,453	858,453	—	—	375	—

TOTAL		$135,882				$11,530	$533	$—

See accompanying notes to schedule of investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 0.1%
AviChina Industry & Technology Co., Ltd. Class H	1,616,000	$948,098

AIR FREIGHT & LOGISTICS — 0.1%
Sinotrans, Ltd. Class H	808,000	414,017

AIRLINES — 0.4%
Air China, Ltd. Class H	1,554,000	1,602,483
China Eastern Airlines Corp., Ltd. Class H	1,418,000	875,527
China Southern Airlines Co., Ltd. Class H	1,126,000	951,982
Shandong Airlines Co., Ltd. Class B	106,000	215,084

		3,645,076

AUTO COMPONENTS — 0.4%
Minth Group, Ltd.	602,000	2,552,530
Xinchen China Power Holdings, Ltd. (a)	730,000	129,047
Xinyi Glass Holdings, Ltd. (a)	974,000	964,462

		3,646,039

AUTOMOBILES — 2.6%
BAIC Motor Corp., Ltd. Class H (b)	865,400	839,188
Brilliance China Automotive Holdings, Ltd.	1,576,000	2,870,795
Byd Co., Ltd. Class H (c)	401,000	2,460,517
Chongqing Changan Automobile Co., Ltd. Class B	727,300	959,616
Dongfeng Motor Group Co., Ltd. Class H	2,009,300	2,375,707
Geely Automobile Holdings, Ltd.	3,505,000	7,560,953
Great Wall Motor Co., Ltd. Class H (c)	2,208,500	2,727,224
Guangzhou Automobile Group Co., Ltd. Class H	1,606,637	2,819,582
Qingling Motors Co., Ltd. Class H	2,340,000	749,380

		23,362,962

BANKS — 14.9%
Agricultural Bank of China, Ltd. Class H	15,898,000	7,514,763
Bank of China, Ltd. Class H	44,544,700	21,854,518
Bank of Chongqing Co., Ltd. Class H	1,762,000	1,408,435
Bank of Communications Co., Ltd. Class H	13,690,824	9,663,348
China CITIC Bank Corp., Ltd. Class H	6,706,471	4,106,467
China Construction Bank Corp. Class H	54,733,623	42,418,566
China Merchants Bank Co., Ltd. Class H	2,439,735	7,360,037
China Minsheng Banking Corp., Ltd. Class H	4,352,800	4,343,628
Chongqing Rural Commercial Bank Co., Ltd. Class H	1,744,000	1,177,344
Harbin Bank Co., Ltd. Class H (a) (b)	3,584,000	1,115,631
Huishang Bank Corp., Ltd. Class H	1,625,000	838,890
Industrial & Commercial Bank of China, Ltd. Class H	45,233,789	30,536,552
Shengjing Bank Co., Ltd. Class H (b)	550,500	469,654

		132,807,833

BEVERAGES — 0.2%
Tibet Water Resources, Ltd. (a) (c)	1,391,000	543,467
Tsingtao Brewery Co., Ltd. Class H	199,000	880,740

		1,424,207

BIOTECHNOLOGY — 0.3%
3SBio, Inc. (a) (b) (c)	510,000	676,825
BeiGene, Ltd. ADR (a) (c)	18,184	818,280
China Biologic Products, Inc. (a)	10,282	1,162,894
Shanghai Haohai Biological Technology Co., Ltd. Class H (b)	15,500	84,187

		2,742,186

BUILDING PRODUCTS — 0.0% (d)
China Lesso Group Holdings, Ltd.	352,000	270,546

CAPITAL MARKETS — 1.9%
Central China Securities Co., Ltd. Class H (c)	356,000	168,732
China Cinda Asset Management Co., Ltd. Class H	8,119,200	3,026,583
China Everbright, Ltd.	606,000	1,319,678
China Financial International Investments, Ltd. (a)	3,970,000	152,566
China Galaxy Securities Co., Ltd. Class H	1,960,000	1,757,521
China Huarong Asset Management Co., Ltd. (b)	1,149,000	445,974
CITIC Securities Co., Ltd. Class H	1,303,500	2,695,014
GF Securities Co., Ltd. Class H	1,004,000	2,016,630
Guotai Junan International Holdings, Ltd.	1,708,000	529,480
Haitong Securities Co., Ltd. Class H	1,883,400	3,044,727
Huatai Securities Co., Ltd. Class H (b)	664,800	1,277,405
Noah Holdings, Ltd. ADS (a) (c)	14,483	414,938
Shenwan Hongyuan HK, Ltd.	500,000	192,789

		17,042,037

CHEMICALS — 0.2%
China BlueChemical, Ltd. Class H	1,894,000	448,847
China Lumena New Materials Corp. (a) (c) (e)	3,564,548	—
Fufeng Group, Ltd. (a)	553,000	297,523
Sinopec Shanghai Petrochemical Co., Ltd. Class H	2,619,999	1,402,891

		2,149,261

COMMERCIAL SERVICES & SUPPLIES — 0.9%
China Everbright International, Ltd.	1,807,000	2,254,569
China Evergrande Group (a) (c)	2,911,600	5,229,090
Dongjiang Environmental Co., Ltd. Class H	148,600	236,041
Yestar Healthcare Holdings Co., Ltd. (c)	680,000	346,688

		8,066,388

COMMUNICATIONS EQUIPMENT — 0.5%
BYD Electronic International Co., Ltd.	482,000	955,794
China All Access Holdings, Ltd. (c)	1,244,000	353,769
China Fiber Optic Network System Group, Ltd. (a) (f)	1,131,600	101,470

See accompanying notes to schedule of investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Comba Telecom Systems Holdings, Ltd.	1,370,310	$184,313
Shanghai Potevio Co., Ltd. Class B (a)	264,700	201,966
Suncorp Technologies, Ltd. (a)	8,100,000	25,940
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (b)	306,000	649,909
ZTE Corp. Class H (a)	635,397	1,517,181

		3,990,342

CONSTRUCTION & ENGINEERING — 1.2%
China Communications Construction Co., Ltd. Class H	2,806,394	3,616,538
China Machinery Engineering Corp. Class H	450,000	317,622
China Railway Construction Corp., Ltd. Class H	1,131,375	1,475,369
China Railway Group, Ltd. Class H	2,513,000	1,979,767
China Singyes Solar Technologies Holdings, Ltd. (a) (c)	364,000	152,474
China State Construction International Holdings, Ltd.	982,000	1,680,600
Concord New Energy Group, Ltd.	3,490,000	145,297
Metallurgical Corp. of China, Ltd. Class H	1,602,000	541,767
Sinopec Engineering Group Co., Ltd. Class H	1,012,500	913,091

		10,822,525

CONSTRUCTION MATERIALS — 0.7%
Anhui Conch Cement Co., Ltd. Class H	952,500	3,312,693
BBMG Corp. Class H	1,217,000	614,233
China National Building Material Co., Ltd. Class H	2,558,000	1,520,425
China Resources Cement Holdings, Ltd.	761,163	378,317
China Shanshui Cement Group, Ltd. (a) (c) (e)	1,896,000	91,079
CSG Holding Co., Ltd. Class B	388,000	264,914

		6,181,661

CONSUMER FINANCE — 0.3%
China Financial Services Holdings, Ltd.	2,930,000	273,991
Credit China Fintech Holdings, Ltd. (a) (c)	14,802,900	2,047,939

		2,321,930

CONTAINERS & PACKAGING — 0.1%
AMVIG Holdings, Ltd.	1,206,000	370,770
Beijing Enterprises Clean Energy Group, Ltd. (a) (c)	8,160,000	192,333
Greatview Aseptic Packaging Co., Ltd.	447,000	278,858

		841,961

DISTRIBUTORS — 0.1%
Qianhai Health Holdings, Ltd. (a) (c)	10,890,000	104,625
Xinhua Winshare Publishing and Media Co., Ltd. Class H	581,000	487,488

		592,113

DIVERSIFIED CONSUMER SERVICES — 1.3%
China Maple Leaf Educational Systems, Ltd. (c)	448,000	366,138
Fu Shou Yuan International Group, Ltd.	674,000	406,656

New Oriental Education & Technology Group, Inc. ADR (a)	86,749	6,114,937
TAL Education Group ADR	36,102	4,415,636

		11,303,367

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Far East Horizon, Ltd.	1,084,000	945,633

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
China Communications Services Corp., Ltd. Class H	2,039,600	1,175,720
China Telecom Corp., Ltd. Class H	8,806,951	4,185,486
China Unicom Hong Kong, Ltd. (a)	3,603,805	5,355,077
CITIC Telecom International Holdings, Ltd.	1,146,000	367,004

		11,083,287

ELECTRICAL EQUIPMENT — 0.4%
Boer Power Holdings, Ltd. (a) (c)	198,000	63,917
Dongfang Electric Corp., Ltd. Class H (a)	243,000	218,208
Shanghai Electric Group Co., Ltd. Class H (a) (c)	1,982,000	952,097
Tech Pro Technology Development, Ltd. (a) (c)	4,435,396	60,794
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	263,200	384,359
Zhuzhou CRRC Times Electric Co., Ltd. Class H	402,000	1,972,292

		3,651,667

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.6%
AAC Technologies Holdings, Inc.	450,245	5,629,180
Anxin-China Holdings, Ltd. (a) (e)	3,068,000	—
AVIC International Holdings, Ltd. Class H	622,030	306,774
Digital China Holdings, Ltd. (a) (c)	708,000	545,072
Dongxu Optoelectronic Technology Co., Ltd. Class B	1,410,700	1,093,293
Ju Teng International Holdings, Ltd.	1,032,000	423,035
Kingboard Chemical Holdings, Ltd.	602,999	2,402,279
Sunny Optical Technology Group Co., Ltd.	401,000	3,595,744
Wasion Group Holdings, Ltd. (c)	350,000	160,957

		14,156,334

ENERGY EQUIPMENT & SERVICES — 0.2%
Anton Oilfield Services Group (a)	908,000	84,909
China Oilfield Services, Ltd. Class H	1,173,900	941,352
Hilong Holding, Ltd.	658,000	113,791
Sinopec Oilfield Service Corp. Class H (a) (c)	1,276,000	201,049

		1,341,101

FOOD & STAPLES RETAILING — 0.4%
China Resources Beer Holdings Co., Ltd.	983,667	2,482,337
Sun Art Retail Group, Ltd.	1,344,500	1,071,267

		3,553,604

See accompanying notes to schedule of investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

FOOD PRODUCTS — 1.8%
China Agri-Industries Holdings, Ltd.	1,535,600	$637,338
China Huishan Dairy Holdings Co., Ltd. (e)	2,729,000	—
China Huiyuan Juice Group, Ltd. (a)	694,000	217,807
China Mengniu Dairy Co., Ltd. (a)	1,803,220	3,534,163
China Yurun Food Group, Ltd. (a) (c)	1,117,000	147,379
CP Pokphand Co., Ltd.	3,140,000	241,339
Health and Happiness H&H International Holdings, Ltd. (a) (c)	152,500	386,014
Imperial Pacific International Holdings, Ltd. (a) (c)	28,750,300	449,313
Shenguan Holdings Group, Ltd. (a)	1,482,000	93,972
Tingyi Cayman Islands Holding Corp.	1,407,844	1,669,982
Uni-President China Holdings, Ltd.	1,156,400	934,725
Want Want China Holdings, Ltd. (c)	4,410,933	2,977,745
WH Group, Ltd. (b)	4,506,106	4,548,561
YuanShengTai Dairy Farm, Ltd. (a)	2,263,000	107,259

		15,945,597

GAS UTILITIES — 0.6%
China Gas Holdings, Ltd.	1,406,000	2,838,494
China Oil & Gas Group, Ltd.	1,596,000	108,356
China Resources Gas Group, Ltd.	603,000	2,058,548

		5,005,398

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,580,000	1,240,692

HEALTH CARE PROVIDERS & SERVICES — 0.7%
China Resources Phoenix Healthcare Holdings Co., Ltd. (c)	401,000	493,644
Huayi Tencent Entertainment Co., Ltd. (a) (c)	1,310,000	55,377
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	663,300	1,975,511
Sinopharm Group Co., Ltd. Class H	721,200	3,261,195
Universal Health International Group Holding, Ltd. (a)	662,000	18,148

		5,803,875

HOTELS, RESTAURANTS & LEISURE — 1.2%
Ajisen China Holdings, Ltd.	453,000	183,371
China Lodging Group, Ltd. ADR (a)	17,343	1,399,233
China Travel International Investment Hong Kong, Ltd. (c)	2,838,000	817,978
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	1,156,187	361,380
Yum China Holdings, Inc. (a)	205,605	8,107,005

		10,868,967

HOUSEHOLD DURABLES — 0.4%
Haier Electronics Group Co., Ltd. (a)	878,000	2,283,163
Hisense Kelon Electrical Holdings Co., Ltd. Class H	292,000	497,486
Skyworth Digital Holdings, Ltd.	1,603,423	996,177

		3,776,826

HOUSEHOLD PRODUCTS — 0.1%
Vinda International Holdings, Ltd.	406,000	821,731

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.2%
Beijing Jingneng Clean Energy Co., Ltd. Class H	1,154,000	340,001
CGN Power Co., Ltd. Class H (b)	7,428,000	2,074,315
China Datang Corp. Renewable Power Co., Ltd. Class H (a)	1,900,000	209,314
China Longyuan Power Group Corp., Ltd. Class H	2,211,000	1,608,731
China Power International Development, Ltd.	2,258,000	801,217
China Resources Power Holdings Co., Ltd.	1,178,092	2,311,982
Datang International Power Generation Co., Ltd. Class H	2,840,287	905,958
Huadian Fuxin Energy Corp., Ltd. Class H	1,814,000	434,535
Huadian Power International Corp., Ltd. Class H	964,000	430,972
Huaneng Power International, Inc. Class H	2,550,129	1,770,549

		10,887,574

INDUSTRIAL CONGLOMERATES — 1.0%
Beijing Enterprises Holdings, Ltd.	401,500	1,936,408
CITIC, Ltd.	4,001,000	6,017,042
Shanghai Industrial Holdings, Ltd.	299,000	884,769

		8,838,219

INSURANCE — 5.7%
China Life Insurance Co., Ltd. Class H	4,462,040	13,632,273
China Pacific Insurance Group Co., Ltd. Class H	1,480,400	6,049,454
China Taiping Insurance Holdings Co., Ltd.	744,891	1,887,407
Fanhua, Inc. ADR	25,497	218,254
New China Life Insurance Co., Ltd. Class H	392,100	1,994,040
People’s Insurance Co. Group of China, Ltd. Class H	4,622,000	1,942,004
PICC Property & Casualty Co., Ltd. Class H	2,802,858	4,681,932
Ping An Insurance Group Co. of China, Ltd. Class H	3,090,600	20,369,229

		50,774,593

INTERNET & CATALOG RETAIL — 3.9%
Ctrip.com International, Ltd. ADR (a)	214,594	11,558,033
JD.com, Inc. ADR (a)	546,525	21,434,711
Vipshop Holdings, Ltd. ADR (a)	213,019	2,247,350

		35,240,094

INTERNET SOFTWARE & SERVICES — 28.5%
21Vianet Group, Inc. ADR (a)	38,614	193,842
58.com, Inc. ADR (a)	34,715	1,531,279
Alibaba Group Holding, Ltd. ADR (a)	641,498	90,387,068
Autohome, Inc. ADR (a) (c)	10,533	477,777
Baidu, Inc. ADR (a)	158,828	28,407,976
Baozun, Inc. ADR (a)	13,854	307,143
Bitauto Holdings, Ltd. ADR (a) (c)	18,380	528,425
Fang Holdings, Ltd. ADR (a) (c)	112,940	419,007

See accompanying notes to schedule of investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Momo, Inc. ADR (a)	27,666	$1,022,535
NetEase, Inc. ADR	44,349	13,332,640
Phoenix New Media, Ltd. ADR (a)	38,576	101,455
SINA Corp. (a)	40,368	3,430,069
Sohu.com, Inc. (a)	26,313	1,185,664
Tencent Holdings, Ltd.	3,116,215	111,452,354
Tian Ge Interactive Holdings, Ltd. (b)	128,000	91,166
Weibo Corp. ADR (a)	8,084	537,344
YY, Inc. ADR (a)	17,480	1,014,364

		254,420,108

IT SERVICES — 0.4%
AGTech Holdings, Ltd. (a) (c)	1,420,000	241,928
Chinasoft International, Ltd. (a)	544,000	288,500
Hi Sun Technology China, Ltd. (a) (c)	1,350,000	233,461
TravelSky Technology, Ltd. Class H	804,000	2,368,810

		3,132,699

MACHINERY — 1.2%
China Conch Venture Holdings, Ltd.	689,000	1,262,123
China Huarong Energy Co., Ltd. (a)	567,900	24,370
China International Marine Containers Group Co., Ltd. Class H	508,500	909,333
CIMC Enric Holdings, Ltd. (a) (c)	572,000	357,571
CRRC Corp., Ltd. Class H	2,608,950	2,346,115
First Tractor Co., Ltd. Class H	348,000	175,194
Haitian International Holdings, Ltd.	593,000	1,663,586
Lonking Holdings, Ltd.	2,184,000	685,433
Weichai Power Co., Ltd. Class H	2,013,680	1,764,383
Yangzijiang Shipbuilding Holdings, Ltd.	1,758,600	1,519,943
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H (c)	846,800	412,203

		11,120,254

MARINE — 0.2%
COSCO SHIPPING Development Co., Ltd. Class H (a)	2,063,500	454,652
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	807,800	451,166
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	1,391,175	657,589
SITC International Holdings Co., Ltd.	661,000	519,896

		2,083,303

MEDIA — 0.2%
Alibaba Pictures Group, Ltd. (a)	6,880,000	1,145,719
Poly Culture Group Corp., Ltd. Class H	90,900	214,486
Wisdom Sports Group (a)	1,027,000	178,919

		1,539,124

METALS & MINING — 1.1%
Aluminum Corp. of China, Ltd. Class H (a) (c)	3,428,000	1,756,496
Angang Steel Co., Ltd. Class H (c)	1,005,720	749,802
China Hongqiao Group, Ltd. (f)	433,000	391,042
China Metal Recycling Holdings, Ltd. (a) (c) (e)	268,085	—
China Molybdenum Co., Ltd. Class H (c)	3,579,000	1,370,816
China Zhongwang Holdings, Ltd.	796,400	349,922

Jiangxi Copper Co., Ltd. Class H	918,000	1,507,569
Maanshan Iron & Steel Co., Ltd. Class H (a)	1,714,000	685,033
MMG, Ltd. (a)	1,148,000	423,527
Munsun Capital Group, Ltd. (a)	4,050,000	45,136
Shougang Fushan Resources Group, Ltd.	2,566,000	476,619
Zhaojin Mining Industry Co., Ltd. Class H (c)	725,000	593,452
Zijin Mining Group Co., Ltd. Class H	4,830,750	1,596,543

		9,945,957

MULTILINE RETAIL — 0.1%
Golden Eagle Retail Group, Ltd. (c)	508,120	702,969
Parkson Retail Group, Ltd. (c)	1,580,500	253,076

		956,045

OIL, GAS & CONSUMABLE FUELS — 4.5%
China Coal Energy Co., Ltd. Class H (c)	1,748,013	846,414
China Petroleum & Chemical Corp. Class H	14,976,640	11,683,638
China Shenhua Energy Co., Ltd. Class H	2,202,200	4,902,899
China Suntien Green Energy Corp., Ltd. Class H	932,000	168,338
CNOOC, Ltd.	9,778,174	10,709,527
Kunlun Energy Co., Ltd.	2,411,400	2,044,907
NewOcean Energy Holdings, Ltd. (a) (c)	698,000	213,698
PetroChina Co., Ltd. Class H	12,558,930	7,690,011
Sinopec Kantons Holdings, Ltd.	1,002,000	553,212
Yanzhou Coal Mining Co., Ltd. Class H	1,215,900	1,090,291

		39,902,935

PAPER & FOREST PRODUCTS — 0.4%
Lee & Man Paper Manufacturing, Ltd.	1,911,000	1,774,783
Nine Dragons Paper Holdings, Ltd.	1,511,000	2,013,002

		3,787,785

PERSONAL PRODUCTS — 0.4%
Hengan International Group Co., Ltd.	500,500	3,692,946

PHARMACEUTICALS — 1.3%
China Animal Healthcare, Ltd. (a) (e)	763,600	—
China Medical System Holdings, Ltd.	787,300	1,361,509
China Shineway Pharmaceutical Group, Ltd.	291,000	294,487
Consun Pharmaceutical Group, Ltd.	573,000	444,809
CSPC Pharmaceutical Group, Ltd.	1,808,000	2,640,278
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	190,000	522,068
Hua Han Health Industry Holdings, Ltd. (a) (c) (e)	3,728,400	189,848
Luye Pharma Group, Ltd. (c)	1,028,500	563,890
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	202,000	782,750
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (c)	510,000	298,561
Sihuan Pharmaceutical Holdings Group, Ltd.	1,284,000	537,848

See accompanying notes to schedule of investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Sino Biopharmaceutical, Ltd.	3,212,000	$2,839,037
SSY Group, Ltd.	1,808,332	738,950
Tong Ren Tang Technologies Co., Ltd. Class H	399,000	616,406

		11,830,441

REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.3%
Agile Group Holdings, Ltd.	1,390,747	1,273,798
Beijing Capital Land, Ltd. Class H	812,000	385,901
Carnival Group International Holdings, Ltd. (a) (c)	6,786,800	625,956
China Jinmao Holdings Group, Ltd.	1,546,000	637,693
China Overseas Land & Investment, Ltd.	2,773,862	8,119,279
China Overseas Property Holdings, Ltd. (c)	932,620	181,591
China Resources Land, Ltd.	1,800,555	5,247,280
China South City Holdings, Ltd.	2,084,000	387,090
China Vanke Co., Ltd. Class H	833,364	2,359,247
Colour Life Services Group Co., Ltd. (a) (c)	279,000	165,117
Country Garden Holdings Co., Ltd.	5,713,500	6,623,648
Fullshare Holdings, Ltd. (a) (c)	2,650,000	1,059,124
Future Land Holdings Co., Ltd. Class A (g)	588,294	1,608,817
Greentown China Holdings, Ltd. (c)	367,000	404,307
Guangzhou R&F Properties Co., Ltd. Class H	926,624	1,441,015
Hopson Development Holdings, Ltd.	386,000	362,936
Hydoo International Holding, Ltd. (a)	1,278,000	148,977
KWG Property Holding, Ltd.	704,592	472,048
Longfor Properties Co., Ltd.	856,500	1,841,051
Poly Property Group Co., Ltd. (a)	1,247,000	547,907
Redco Properties Group, Ltd. (a) (b) (c)	394,200	158,560
Renhe Commercial Holdings Co., Ltd. (a) (c)	8,481,000	190,122
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	297,650	438,736
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	779,960	1,251,056
Shenzhen Investment, Ltd.	1,747,458	772,276
Shimao Property Holdings, Ltd.	1,107,441	1,895,280
Shui On Land, Ltd.	2,926,000	708,407
Sino-Ocean Group Holding, Ltd.	3,271,212	1,600,731
SOHO China, Ltd. (a)	898,500	443,124
Sunac China Holdings, Ltd. (c)	1,189,300	2,486,326
Yanlord Land Group, Ltd.	393,300	501,319
Yuexiu Property Co., Ltd.	6,086,000	1,036,884
Yuzhou Properties Co., Ltd.	2,431,840	1,439,207
Zall Group, Ltd. (a) (c)	618,000	352,286

		47,167,096

ROAD & RAIL — 0.2%
CAR, Inc. (a) (c)	765,300	702,906
Dazhong Transportation Group Co., Ltd. Class B	372,000	257,796
Guangshen Railway Co., Ltd. Class H	1,396,000	692,059

		1,652,761

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
China Soft Power Technology Holdings, Ltd. (a) (c)	2,163,000	51,814
GCL-Poly Energy Holdings, Ltd. (a) (c)	6,832,000	743,898
Hanergy Thin Film Power Group, Ltd. (a) (e)	17,589,376	—
JinkoSolar Holding Co., Ltd. ADR (a) (c)	13,246	275,517
Semiconductor Manufacturing International Corp. (a)	2,114,100	2,450,871
Shunfeng International Clean Energy, Ltd. (a)	664,000	37,425
Xinyi Solar Holdings, Ltd. (a) (c)	2,428,000	693,585

		4,253,110

SOFTWARE — 0.3%
Boyaa Interactive International, Ltd. (a) (c)	296,000	127,402
Cheetah Mobile, Inc. ADR (a) (c)	15,107	162,854
Kingdee International Software Group Co., Ltd. (a) (c)	1,010,000	420,486
Kingsoft Corp., Ltd. (c)	490,000	1,277,341
NetDragon Websoft Holdings, Ltd. (c)	200,000	521,364
Shanghai Baosight Software Co., Ltd. Class B	345,500	498,211
V1 Group, Ltd. (a)	2,046,000	66,833

		3,074,491

SPECIALTY RETAIL — 0.3%
BEP International Holdings, Ltd.	5,490,000	175,816
China Harmony New Energy Auto Holding, Ltd. (a) (c)	790,000	377,470
GOME Electrical Appliances Holding, Ltd.	6,770,279	832,577
Grand Baoxin Auto Group, Ltd. (a) (c)	849,074	407,871
Hengdeli Holdings, Ltd. (a)	2,552,895	228,917
Zhongsheng Group Holdings, Ltd.	511,500	954,011

		2,976,662

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Coolpad Group, Ltd. (a) (f)	2,629,400	242,513
Huaneng Renewables Corp., Ltd. Class H	2,386,000	736,604
Lenovo Group, Ltd.	4,410,000	2,785,043

		3,764,160

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
ANTA Sports Products, Ltd.	592,000	1,956,536
Belle International Holdings, Ltd.	3,611,000	2,849,408
Bosideng International Holdings, Ltd.	3,166,000	271,726
China Dongxiang Group Co., Ltd.	2,971,000	529,010
China Jicheng Holdings, Ltd. (a) (b) (c)	9,125,000	15,196
Cosmo Lady China Holdings Co., Ltd. (b) (c)	298,000	121,010
Lao Feng Xiang Co., Ltd. Class B	172,911	694,756
Li Ning Co., Ltd. (a)	1,315,707	1,001,134
Shenzhou International Group Holdings, Ltd.	401,000	2,635,167

		10,073,943

See accompanying notes to schedule of investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
CITIC Resources Holdings, Ltd. (c)	1,788,000	$196,976

TRANSPORTATION INFRASTRUCTURE — 1.3%
Anhui Expressway Co., Ltd. Class H	606,000	454,124
Beijing Capital International Airport Co., Ltd. Class H	1,371,939	1,933,187
China Merchants Port Holdings Co., Ltd.	786,838	2,182,175
COSCO SHIPPING International Hong Kong Co., Ltd.	600,000	239,802
COSCO SHIPPING Ports, Ltd.	1,031,349	1,210,173
Dalian Port PDA Co., Ltd. Class H	1,158,200	215,129
HNA Infrastructure Co., Ltd.	383,000	316,940
Jiangsu Expressway Co., Ltd. Class H	774,795	1,093,742
Qingdao Port International Co., Ltd. Class H (b)	841,000	483,714
Shenzhen Expressway Co., Ltd. Class H	610,000	555,579
Shenzhen International Holdings, Ltd.	699,121	1,282,454
Sichuan Expressway Co., Ltd. Class H	796,000	327,314
Xiamen International Port Co., Ltd. Class H	965,000	179,243
Yuexiu Transport Infrastructure, Ltd.	372,000	266,856
Zhejiang Expressway Co., Ltd. Class H	810,000	1,058,356

		11,798,788

WATER UTILITIES — 0.6%
Beijing Enterprises Water Group, Ltd. (a)	3,212,000	2,493,415
CT Environmental Group, Ltd. (c)	1,718,400	299,371
Guangdong Investment, Ltd.	2,004,000	2,762,208
Kangda International Environmental Co., Ltd. (a) (b)	736,000	148,021

		5,703,015

WIRELESS TELECOMMUNICATION SERVICES — 3.9%
China Mobile, Ltd.	3,296,004	34,980,552

TOTAL COMMON STOCKS (Cost $821,531,739)		884,560,892

SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (h) (i)	123,773	123,773
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	18,702,667	18,702,667

TOTAL SHORT-TERM INVESTMENTS (Cost $18,826,440)		18,826,440

TOTAL INVESTMENTS — 101.1% (Cost $840,358,179)		903,387,332
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(9,826,110)

NET ASSETS — 100.0%		$893,561,222

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2017.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2017, total aggregate fair value of securities is $280,927, representing less than 0.05% of the Fund’s net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $735,025 representing 0.1% of net assets.
(g)	Restricted security. At June 30, 2017, the value of such security held by the Fund is as follows:

Description	Acquisition Date	Acquisition Cost	Value	Percentage of Net Assets
Future Land Holdings Co., Ltd. Class A	6/19/2015	$1,171,904	$1,608,817	0.2%

(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2017.
(j)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

ADS = American Depositary Shares

See accompanying notes to schedule of investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$948,098	$—	$—		$948,098
Air Freight & Logistics	414,017	—	—		414,017
Airlines	3,645,076	—	—		3,645,076
Auto Components	3,646,039	—	—		3,646,039
Automobiles	23,362,962	—	—		23,362,962
Banks	132,807,833	—	—		132,807,833
Beverages	1,424,207	—	—		1,424,207
Biotechnology	2,742,186	—	—		2,742,186
Building Products	270,546	—	—		270,546
Capital Markets	17,042,037	—	—		17,042,037
Chemicals	2,149,261	—	0	(a)	2,149,261
Commercial Services & Supplies	8,066,388	—	—		8,066,388
Communications Equipment	3,888,872	101,470	—		3,990,342
Construction & Engineering	10,822,525	—	—		10,822,525
Construction Materials	6,090,582	—	91,079		6,181,661
Consumer Finance	2,321,930	—	—		2,321,930
Containers & Packaging	841,961	—	—		841,961
Distributors	592,113	—	—		592,113
Diversified Consumer Services	11,303,367	—	—		11,303,367
Diversified Financial Services	945,633	—	—		945,633
Diversified Telecommunication Services	11,083,287	—	—		11,083,287
Electrical Equipment	3,651,667	—	—		3,651,667
Electronic Equipment, Instruments & Components	14,156,334	—	0	(a)	14,156,334
Energy Equipment & Services	1,341,101	—	—		1,341,101
Food & Staples Retailing	3,553,604	—	—		3,553,604
Food Products	15,945,597	—	0	(a)	15,945,597
Gas Utilities	5,005,398	—	—		5,005,398
Health Care Equipment & Supplies	1,240,692	—	—		1,240,692
Health Care Providers & Services	5,803,875	—	—		5,803,875
Hotels, Restaurants & Leisure	10,868,967	—	—		10,868,967
Household Durables	3,776,826	—	—		3,776,826
Household Products	821,731	—	—		821,731
Independent Power Producers & Energy Traders	10,887,574	—	—		10,887,574
Industrial Conglomerates	8,838,219	—	—		8,838,219
Insurance	50,774,593	—	—		50,774,593
Internet & Catalog Retail	35,240,094	—	—		35,240,094
Internet Software & Services	254,420,108	—	—		254,420,108
IT Services	3,132,699	—	—		3,132,699
Machinery	11,120,254	—	—		11,120,254
Marine	2,083,303	—	—		2,083,303
Media	1,539,124	—	—		1,539,124
Metals & Mining	9,554,915	391,042	0	(a)	9,945,957
Multiline Retail	956,045	—	—		956,045
Oil, Gas & Consumable Fuels	39,902,935	—	—		39,902,935
Paper & Forest Products	3,787,785	—	—		3,787,785
Personal Products	3,692,946	—	—		3,692,946
Pharmaceuticals	11,640,593	—	189,848		11,830,441
Real Estate Management & Development	47,167,096	—	—		47,167,096
Road & Rail	1,652,761	—	—		1,652,761
Semiconductors & Semiconductor Equipment	4,253,110	—	0	(a)	4,253,110
Software	3,074,491	—	—		3,074,491

See accompanying notes to schedule of investments

SPDR S&P China ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Specialty Retail	$2,976,662	$—	$—	$2,976,662
Technology Hardware, Storage & Peripherals	3,521,647	242,513	—	3,764,160
Textiles, Apparel & Luxury Goods	10,073,943	—	—	10,073,943
Trading Companies & Distributors	196,976	—	—	196,976
Transportation Infrastructure	11,798,788	—	—	11,798,788
Water Utilities	5,703,015	—	—	5,703,015
Wireless Telecommunication Services	34,980,552	—	—	34,980,552
Short-Term Investments	18,826,440	—	—	18,826,440

TOTAL INVESTMENTS	$902,371,380	$735,025	$280,927	$903,387,332

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2017.

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	1,571,854	$1,571,854	—	1,571,854	—	$—	$36	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	4,073,269	3,949,496	123,773	123,773	747	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	51,152,218	51,152,218	—	—	3,226	—
State Street Navigator Securities Lending Government Money Market Portfolio*	32,855,648	32,855,648	50,208,203	64,361,184	18,702,667	18,702,667	589,206	—

TOTAL		$34,427,502				$18,826,440	$593,215	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 0.9%
AECC Aero Science and Technology Co., Ltd. Class A	400	$1,579
AECC Aero-Engine Control Co., Ltd. Class A	700	2,021
AECC Aviation Power Co., Ltd. Class A	800	3,221
AVIC Aircraft Co., Ltd. Class A	1,400	3,808
AVIC Helicopter Co., Ltd. Class A	400	2,700
Changchun UP Optotech Co., Ltd. Class A	300	1,519
China Avionics Systems Co., Ltd. Class A	800	2,050
China Spacesat Co., Ltd. Class A	700	2,875

		19,773

AIR FREIGHT & LOGISTICS — 0.5%
Citic Offshore Helicopter Co., Ltd. Class A (a) (b)	1,300	2,389
Jiangsu Aucksun Co., Ltd. Class A	4,700	6,253
Sinotrans Air Transportation Development Co., Ltd. Class A	1,100	3,072

		11,714

AIRLINES — 1.1%
Air China, Ltd. Class A	3,000	4,315
China Eastern Airlines Corp., Ltd. Class A	4,300	4,313
China Southern Airlines Co., Ltd. Class A	4,700	6,031
Hainan Airlines Holding Co., Ltd. Class A	11,900	5,652
Spring Airlines Co., Ltd. Class A	700	3,472

		23,783

AUTO COMPONENTS — 2.1%
Anhui Zhongding Sealing Parts Co., Ltd. Class A (b)	1,500	5,366
China Shipbuilding Industry Group Power Co., Ltd. Class A	1,000	3,730
Fangda Special Steel Technology Co., Ltd. Class A	2,400	3,020
Fuyao Glass Industry Group Co., Ltd. Class A	2,500	9,603
Greatoo Intelligent Equipment, Inc.	5,100	2,340
Huayu Automotive Systems Co., Ltd. Class A	1,700	6,078
Sailun Jinyu Group Co., Ltd. Class A	5,940	2,997
Wanxiang Qianchao Co., Ltd. Class A	1,560	2,444
Weifu High-Technology Group Co., Ltd. Class A	1,000	3,820
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. Class A	800	3,017
Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A	1,320	3,787

		46,202

AUTOMOBILES — 1.0%
Anhui Jianghuai Automobile Group Corp., Ltd. Class A	1,400	2,179
Beiqi Foton Motor Co., Ltd. Class A	10,600	4,440
BYD Co., Ltd. Class A	700	5,158
Chongqing Changan Automobile Co., Ltd. Class A	2,200	4,679
FAW CAR Co., Ltd. Class A	1,500	2,250
Haima Automobile Group Co., Ltd. Class A	4,100	3,127

		21,833

BANKS — 10.9%
Agricultural Bank of China, Ltd. Class A	38,400	19,938
Bank of Beijing Co., Ltd. Class A	2,280	3,084
Bank of China, Ltd. Class A	37,100	20,248
Bank of Communications Co., Ltd. Class A	12,800	11,630
Bank of Nanjing Co., Ltd. Class A	3,960	6,548
Bank of Ningbo Co., Ltd. Class A	3,000	8,540
China CITIC Bank Corp., Ltd. Class A	3,200	2,969
China Everbright Bank Co., Ltd. Class A	20,300	12,127
China Merchants Bank Co., Ltd. Class A	10,300	36,326
China Minsheng Banking Corp., Ltd. Class A	14,500	17,581
Huaxia Bank Co., Ltd. Class A	7,320	9,955
Industrial & Commercial Bank of China, Ltd. Class A	15,600	12,081
Industrial Bank Co., Ltd. Class A	14,400	35,811
Ping An Bank Co., Ltd. Class A	8,520	11,801
Shanghai Pudong Development Bank Co., Ltd. Class A	16,302	30,418

		239,057

BEVERAGES — 5.1%
Beijing Yanjing Brewery Co., Ltd. Class A	3,200	3,172
Chongqing Brewery Co., Ltd. Class A	2,200	7,564
Hainan Yedao Co., Ltd. Class A (a)	1,400	2,061
Hebei Hengshui Laobaigan Liquor Co., Ltd. Class A (b)	750	2,774
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	500	6,402
Kweichow Moutai Co., Ltd. Class A	1,000	69,600
Luzhou Laojiao Co., Ltd. Class A	1,400	10,445
Qinghai Huzhu Barley Wine Co., Ltd. Class A	1,100	2,833
Tsingtao Brewery Co., Ltd. Class A	700	3,624
Zhejiang Guyuelongshan Shaoxing Wine Co., Ltd. Class A	2,100	2,865

		111,340

BIOTECHNOLOGY — 0.7%
Beijing SL Pharmaceutical Co., Ltd. Class A	600	2,580
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	660	2,121
Hualan Biological Engineering, Inc. Class A	800	4,307
Shanghai RAAS Blood Products Co., Ltd. Class A (b)	1,620	5,252

		14,260

BUILDING PRODUCTS — 0.2%
Zhejiang Dun’An Artificial Environment Co., Ltd. Class A	1,400	2,344
Zhejiang Goldensea Environment Technology Co., Ltd. Class A	1,000	2,954

		5,298

CAPITAL MARKETS — 4.9%
China Merchants Securities Co., Ltd. Class A	3,700	9,398
CITIC Securities Co., Ltd. Class A	3,600	9,038
Dongxing Securities Co., Ltd. Class A	1,800	4,577
Everbright Securities Co., Ltd. Class A	2,100	4,625
GF Securities Co., Ltd. Class A	3,100	7,888
Guosen Securities Co., Ltd. Class A	2,300	4,495
Haitong Securities Co., Ltd. Class A	3,600	7,885
Huatai Securities Co., Ltd. Class A	3,000	7,921

See accompanying notes to schedule of investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Industrial Securities Co., Ltd. Class A	5,590	$6,126
Northeast Securities Co., Ltd. Class A	3,600	5,337
Orient Securities Co., Ltd. Class A	2,200	4,514
Pacific Securities Co., Ltd. Class A	11,505	6,822
Sealand Securities Co., Ltd. Class A	4,950	4,016
Shanxi Securities Co., Ltd. Class A	2,700	3,815
Shenwan Hongyuan Group Co., Ltd. Class A	8,910	7,360
Sinolink Securities Co., Ltd. Class A	2,600	4,495
Southwest Securities Co., Ltd. Class A	5,500	4,551
Western Securities Co., Ltd. Class A	2,268	4,757

		107,620

CHEMICALS — 5.1%
Anhui Sierte Fertilizer Industry, Ltd. Co. Class A	1,300	1,724
Anhui Wanwei Updated High-Tech Material Industry Co., Ltd. Class A (a)	4,100	2,498
Befar Group Co., Ltd. Class A	5,520	5,659
China Hainan Rubber Industry Group Co., Ltd. Class A (a)	3,200	2,681
Do-Fluoride Chemicals Co., Ltd. Class A	400	1,297
Gpro Titanium Industry Co., Ltd. Class A	2,800	2,416
Hubei Biocause Pharmaceutical Co., Ltd. Class A	2,700	3,218
Hubei Kaile Science & Technology Co., Ltd. Class A	1,400	5,233
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	4,400	3,174
Jiangsu Huifeng Agrochemical Co., Ltd. Class A	3,040	2,224
Jiangsu Protruly Vision Technology Group Co., Ltd. Class A (a)	1,500	2,834
Jiangsu Yangnong Chemical Co., Ltd. Class A	700	4,358
Kangde Xin Composite Material Group Co., Ltd. Class A	1,599	5,312
Kingenta Ecological Engineering Group Co., Ltd. Class A	2,200	2,444
Kingfa Sci & Tech Co., Ltd. Class A	3,000	2,668
Luxi Chemical Group Co., Ltd. Class A (a)	3,600	3,664
Nanjing Redsun Co., Ltd. Class A	1,500	4,118
Qinghai Salt Lake Industry Co., Ltd. Class A	1,650	2,543
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	3,042	5,268
Shanghai 3F New Materials Co. Class A (a) (b)	1,600	3,833
Shanghai Chlor-Alkali Chemical Co., Ltd. Class A (a)	1,500	2,363
Shanghai Pret Composites Co., Ltd. Class A	900	3,568
Shanghai Yahong Moulding Co., Ltd. Class A	200	1,002
Shanxi Yongdong Chemistry Industry Co., Ltd. Class A	1,650	4,520
Shenzhen Noposion Agrochemicals Co., Ltd. Class A (a)	1,000	1,248
Sinoma Science & Technology Co., Ltd. Class A	900	2,631
Sinopec Shanghai Petrochemical Co., Ltd. Class A	3,500	3,412
Tianqi Lithium Industries, Inc. Class A	100	802
Tongkun Group Co., Ltd. Class A	1,500	3,067
Wanhua Chemical Group Co., Ltd. Class A	1,680	7,097

Xinjiang Xuefeng Sci-Tech Group Co., Ltd. Class A	1,200	1,188
Yueyang Xingchang Petrochemical Class A	772	1,929
Zhejiang Huafeng Spandex Co., Ltd. Class A	3,200	2,275
Zhejiang Huge Leaf Co., Ltd. Class A (a)	3,000	3,907
Zhejiang Jiaao Enprotech Stock Co., Ltd. Class A	400	2,713
Zhejiang Longsheng Group Co., Ltd. Class A	2,500	3,514

		112,402

COMMERCIAL SERVICES & SUPPLIES — 1.0%
Beijing GeoEnviron Engineering & Technology, Inc. Class A	800	1,841
Eternal Asia Supply Chain Management, Ltd. Class A	1,600	2,037
Jiangsu Flowers King Horticulture Co., Ltd. Class A	500	1,441
Jihua Group Corp., Ltd. Class A	2,300	2,982
Shaanxi Jinye Science Technology & Education Group Co., Ltd. Class A	2,000	2,514
Shanghai Environment Group Co., Ltd. Class A (a)	391	1,539
Shanghai Jielong Industry Group Corp., Ltd. Class A (a)	1,200	1,207
Shenzhen Comix Group Co., Ltd. Class A	1,400	4,281
Shenzhen ESUN Display Co., Ltd. Class A	200	1,093
Tungkong, Inc. Class A	600	2,290

		21,225

COMMUNICATIONS EQUIPMENT — 1.1%
Addsino Co., Ltd. Class A	1,000	1,541
Bus Online Co., Ltd. (a)	600	2,275
Fiberhome Telecommunication Technologies Co., Ltd. Class A	1,100	4,113
Guangzhou Haige Communications Group, Inc. Co. Class A	1,600	2,535
Shenzhen Coship Electronics Co., Ltd. Class A (a)	2,200	2,057
Shenzhen Keybridge Communications Co., Ltd. Class A (a)	1,200	2,452
Tianjin Xinmao Science & Technology Co., Ltd. Class A (a) (b)	3,000	2,948
ZTE Corp. Class A	2,000	7,003

		24,924

CONSTRUCTION & ENGINEERING — 3.8%
Changjiang & Jinggong Steel Building Group Co., Ltd. Class A	2,500	1,781
Changshu Fengfan Power Equipment Co., Ltd. Class A	3,300	2,916
China Gezhouba Group Co., Ltd. Class A	4,400	7,295
China National Chemical Engineering Co., Ltd. Class A	4,200	4,330
China Railway Construction Corp., Ltd. Class A	1,500	2,662
China Railway Group, Ltd. Class A	4,900	6,266
China State Construction Engineering Corp., Ltd. Class A	13,600	19,418
East China Engineering Science and Technology Co., Ltd. Class A	1,000	1,940

See accompanying notes to schedule of investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Jiangsu Zhongtai Bridge Steel Structure Co., Ltd. Class A (a)	1,300	$2,991
Metallurgical Corp. of China, Ltd. Class A	11,600	8,572
Power Construction Corp. of China, Ltd. Class A	5,300	6,192
Shandong Longquan Pipeline Engineering Co., Ltd. Class A	1,000	1,636
Shandong Qixing Iron Tower Co., Ltd. Class A (a)	700	4,053
Shanghai Construction Group Co., Ltd. Class A	5,141	2,897
Shanghai Tunnel Engineering Co., Ltd. Class A	1,900	2,831
Shenzhen Tagen Group Co., Ltd. Class A	1,400	2,292
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	1,950	3,158
Xinjiang Beixin Road & Bridge Group Co., Ltd. Class A	900	2,396

		83,626

CONSTRUCTION MATERIALS — 0.7%
Anhui Conch Cement Co., Ltd. Class A	1,700	5,700
Anhui Xinli Finance Co., Ltd. Class A (b)	700	2,432
Arcplus Group PLC Class A (a)	700	2,220
Shandong Jinjing Science & Technology Co., Ltd. Class A (a)	4,700	3,390
Xishui Strong Year Co., Ltd. Inner Mongolia Class A	800	2,596

		16,338

CONTAINERS & PACKAGING — 1.0%
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd. Class A	2,340	2,668
Kee Ever Bright Decorative Technology Co., Ltd. Class A (a) (b)	640	7,198
Org Packaging Co., Ltd. Class A (a)	2,880	2,715
Shanghai Zi Jiang Enterprise Group Co., Ltd. Class A	3,400	3,079
Shenzhen Beauty Star Co., Ltd. Class A	2,700	3,851
Zhejiang Great Southeast Co., Ltd. Class A (b)	4,000	2,108

		21,619

DISTRIBUTORS — 0.1%
Shanghai Shenhua Holdings Co., Ltd. Class A (a) (b)	2,900	1,562

DIVERSIFIED CONSUMER SERVICES — 0.4%
But One Information Corp. Xi an Class A (a)	1,300	7,994
Zhejiang Yasha Decoration Co., Ltd. Class A	1,200	1,577

		9,571

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Avic Capital Co., Ltd. Class A	4,200	3,500
Bohai Financial Investment Holding Co., Ltd. Class A (a)	2,900	2,879

		6,379

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
263 Network Communications Co., Ltd. Class A (a)	1,700	1,986
Dr Peng Telecom & Media Group Co., Ltd. Class A	1,000	2,618

GuangDong Super Telecom Co., Ltd. Class A	300	2,133

		6,737

ELECTRIC UTILITIES — 0.2%
Xinjiang Tianfu Energy Co., Ltd. Class A	3,200	3,592

ELECTRICAL EQUIPMENT — 3.6%
Anhui Xinlong Electrical Co., Ltd. (a)	1,100	1,764
Beijing Sifang Automation Co., Ltd. Class A	1,200	1,671
China XD Electric Co., Ltd. Class A	3,700	3,034
Citychamp Dartong Co., Ltd. Class A	2,100	2,128
Dongfang Electric Corp., Ltd. Class A	1,400	1,978
Dongfang Electronics Co., Ltd. Class A (a) (b)	5,600	4,797
Fangda Carbon New Material Co., Ltd. Class A	1,800	3,776
Henan Tong-DA Cable Co., Ltd. Class A (a)	1,300	1,716
Jiangsu SINOJIT Wind Energy Technology Co., Ltd. Class A	6,300	4,079
Jiangsu Zongyi Co., Ltd. Class A (a)	1,200	1,328
Luxshare Precision Industry Co., Ltd. Class A	1,200	5,176
Nanjing Kangni Mechanical & Electrical Co., Ltd. Class A	1,750	3,149
Nanyang Topsec Technologies Group, Inc. Class A	1,800	3,391
NARI Technology Co., Ltd. Class A	1,600	4,165
Shanghai Electric Group Co., Ltd. Class A (a) (b)	2,700	3,112
Shanghai Welltech Automation Co., Ltd. Class A	900	2,923
Shenzhen Center Power Tech Co., Ltd. Class A	600	1,431
Shenzhen Hifuture Electric Co., Ltd. Class A (a) (b)	2,500	6,923
Shenzhen Invt Electric Co., Ltd. Class A	1,700	1,818
Shenzhen Moso Power Supply Technology Co., Ltd. Class A (a)	1,600	2,251
Shenzhen Woer Heat-Shrinkable Material Co., Ltd. Class A	1,600	1,518
Sieyuan Electric Co., Ltd. Class A	2,520	5,925
TBEA Co., Ltd. Class A	2,313	3,524
Tongling Jingda Special Magnet Wire Co., Ltd. Class A (b)	6,000	4,334
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	1,700	3,879

		79,790

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Accelink Technologies Co., Ltd. Class A	1,200	3,933
Beijing SDL Technology Co., Ltd. Class A	700	1,833
China Security & Fire Co., Ltd. Class A (a) (b)	1,000	2,102
Dongxu Optoelectronic Technology Co., Ltd. Class A	2,100	3,475
Fujian Torch Electron Technology Co., Ltd. Class A	1,500	6,157
GoerTek, Inc. Class A	2,000	5,688
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	4,950	23,583
Hengdian Group DMEGC Magnetics Co., Ltd. Class A	4,400	4,868

See accompanying notes to schedule of investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

IRICO Display Devices Co., Ltd. Class A (a)	1,500	$1,752
Ningbo Yunsheng Group Co., Ltd. Class A	900	2,342
Shen Zhen Mindata Holding Co., Ltd. Class A (a)	1,400	1,873
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	2,700	2,509
Shenzhen Infinova, Ltd. Class A (a)	2,210	1,933
Shenzhen Mason Technologies Co., Ltd. Class A (b)	2,400	3,709
Shenzhen Sunlord Electronics Co., Ltd. Class A (a)	1,900	5,207
Tatwah Smartech Co., Ltd. Class A (a)	1,000	2,382
TDG Holdings Co., Ltd. Class A (a)	1,700	2,202
Unigroup Guoxin Co., Ltd. Class A (b)	400	1,989
WUS Printed Circuit Kunshan Co., Ltd. Class A	3,400	2,282
Zhejiang Dahua Technology Co., Ltd. Class A	1,750	5,888

		85,707

ENERGY EQUIPMENT & SERVICES — 0.7%
Beijing New Oriental Star Petrochemical Engineering Co., Ltd. Class A	200	953
Cangzhou Mingzhu Plastic Co., Ltd. Class A	3,230	6,361
Offshore Oil Engineering Co., Ltd. Class A	3,100	2,853
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	900	2,100
Zhejiang Kingland Pipeline & Technologies Co., Ltd. Class A	2,300	3,121

		15,388

FOOD & STAPLES RETAILING — 0.3%
Shenzhen Agricultural Products Co., Ltd. Class A (b)	1,300	1,749
Yonghui Superstores Co., Ltd. Class A	5,600	5,848

		7,597

FOOD PRODUCTS — 2.7%
Baotou Huazi Industry Co., Ltd. Class A	1,500	2,120
Beijing Dabeinong Technology Group Co., Ltd. Class A	3,450	3,201
Bright Dairy & Food Co., Ltd. Class A	1,100	2,069
COFCO Tunhe Sugar Co., Ltd. Class A	1,300	1,810
Gansu Yasheng Industrial Group Co., Ltd. Class A	2,800	1,780
Henan Shuanghui Investment & Development Co., Ltd. Class A	2,600	9,108
Hunan Dakang International Food & Agriculture Co., Ltd. Class A (a) (b)	6,080	3,458
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	3,800	12,102
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. Class A	1,400	3,779
Lotus Health Group Co. Class A (a)	3,000	1,628
MeiHua Holdings Group Co., Ltd. Class A	2,800	2,342
Qiaqia Food Co., Ltd. Class A	1,500	3,202
Shandong Delisi Food Co., Ltd. Class A (a)	2,800	3,643
Shanghai Maling Aquarius Co., Ltd. Class A (a)	1,400	1,972
Xinjiang Guannong Fruit & Antler Group Co., Ltd. Class A	1,800	2,116

Yuan Longping High-tech Agriculture Co., Ltd. Class A	1,400	4,547

		58,877

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	600	2,096

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Huadong Medicine Co., Ltd. Class A	600	4,398
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	1,200	5,112

		9,510

HOTELS, RESTAURANTS & LEISURE — 0.5%
China International Travel Service Corp., Ltd. Class A	1,200	5,335
Shenzhen Overseas Chinese Town Co., Ltd. Class A	4,200	6,232

		11,567

HOUSEHOLD DURABLES — 1.9%
Guangdong Homa Appliances Co., Ltd. Class A	560	1,627
Guangzhou Holike Creative Home Co., Ltd. Class A	600	3,093
Hisense Electric Co., Ltd. Class A	1,600	3,580
Leo Group Co., Ltd. Class A	3,150	1,529
Markor International Home Furnishings Co., Ltd. Class A	2,530	2,109
Midea Group Co., Ltd. Class A	3,600	22,855
NavInfo Co., Ltd. Class A	900	2,623
TCL Corp. Class A (b)	9,700	5,332

		42,748

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.8%
An Hui Wenergy Co., Ltd. Class A	2,210	1,900
China National Nuclear Power Co., Ltd. Class A	7,000	8,064
China Yangtze Power Co., Ltd. Class A	3,900	8,848
Datang Huayin Electric Power Co., Ltd. Class A (a)	2,100	1,524
GD Power Development Co., Ltd. Class A (b)	11,100	6,277
Guangdong Baolihua New Energy Stock Co., Ltd. Class A	1,800	1,588
Huadian Power International Corp., Ltd. Class A	4,300	3,064
Huaneng Power International, Inc. Class A	2,900	3,140
Hubei Energy Group Co., Ltd. Class A	3,200	2,370
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd. Class A	5,600	2,486
SDIC Power Holdings Co., Ltd. Class A	4,000	4,661
Shanghai Electric Power Co., Ltd. Class A	1,600	2,853
Shanxi Zhangze Electric Power Co., Ltd. Class A (a)	4,200	2,125
Shenergy Co., Ltd. Class A	3,900	3,624
Shenzhen Energy Group Co., Ltd. Class A	2,700	2,680
Sichuan Chuantou Energy Co., Ltd. Class A	3,800	5,504

		60,708

See accompanying notes to schedule of investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

INDUSTRIAL CONGLOMERATES — 0.1%
China Baoan Group Co., Ltd. Class A	2,025	$2,416

INSURANCE — 2.8%
China Life Insurance Co., Ltd. Class A	600	2,388
China Pacific Insurance Group Co., Ltd. Class A	3,300	16,486
New China Life Insurance Co., Ltd. Class A	700	5,307
Ping An Insurance Group Co. of China, Ltd. Class A	5,200	38,052

		62,233

INTERNET SOFTWARE & SERVICES — 0.3%
Dawning Information Industry Co., Ltd. Class A	400	1,660
Focus Technology Co., Ltd. Class A	600	2,207
People.cn Co., Ltd. Class A	900	1,749

		5,616

IT SERVICES — 1.0%
BOE Technology Group Co., Ltd. Class A	18,800	11,536
DHC Software Co., Ltd. Class A	1,200	3,857
Fujian Rongji Software Co., Ltd. Class A	2,300	3,681
Shanghai AtHub Co., Ltd. Class A	300	2,160

		21,234

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Alpha Group Class A	900	2,244

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Shanghai Runda Medical Technology Co., Ltd. Class A	1,080	2,538

MACHINERY — 4.8%
Anhui Ankai Automobile Co., Ltd. Class A	2,500	1,962
Anhui Heli Co., Ltd. Class A	1,900	3,671
China CSSC Holdings, Ltd. Class A (a)	800	2,699
China Shipbuilding Industry Co., Ltd. Class A (a) (b)	9,200	9,021
CRRC Corp., Ltd. Class A	11,800	17,614
Eurocrane China Co., Ltd. Class A	600	2,034
Fujian Longma Environmental Sanitation Equipment Co., Ltd. Class A	700	3,552
Fujian Longxi Bearing Group Co., Ltd. Class A	2,500	3,831
Geron Co., Ltd. Class A	100	507
Han’s Laser Technology Industry Group Co., Ltd. Class A	900	4,599
Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,200	2,883
Jiangsu Nonghua Intelligent Agriculture Technology Co., Ltd. Class A (a)	1,900	2,085
Linzhou Heavy Machinery Group Co., Ltd. Class A (a)	2,210	1,721
Mesnac Co., Ltd. Class A	1,300	1,626
Nancal Energy-Saving Technology Co., Ltd. Class A	600	2,843
Nanxing Furniture Machinery & Equipment Co., Ltd. Class A (b)	300	1,741
North Navigation Control Technology Co., Ltd. Class A	1,200	2,533
Sanlux Co., Ltd. Class A	2,000	3,275
Sany Heavy Industry Co., Ltd. Class A	3,900	4,677

Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	800	2,495
Shantui Construction Machinery Co., Ltd. Class A (a)	3,200	2,573
Sunward Intelligent Equipment Co., Ltd. Class A (a)	2,600	3,409
Suzhou Thvow Technology Co., Ltd. Class A	2,600	3,501
Taiyuan Heavy Industry Co., Ltd. Class A (a)	4,600	2,619
Tian Di Science & Technology Co., Ltd. Class A	3,000	2,031
Tianjin Benefo Tejing Electric Co., Ltd. Class A (b)	1,100	1,751
Weihai Guangtai Airport Equipment Co., Ltd. Class A	700	1,872
Wuxi Hongsheng Heat Exchanger Manufacturing Co., Ltd. Class A	200	841
XCMG Construction Machinery Co., Ltd. Class A	4,400	2,434
Zhejiang Jinggong Science & Technology Co., Ltd. Class A (b)	1,700	2,192
Zhengzhou Yutong Bus Co., Ltd. Class A	1,500	4,861
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	4,700	3,113

		106,566

MEDIA — 2.0%
Beijing Gehua CATV Network Co., Ltd. Class A	1,000	2,148
China Media Group Class A	1,700	2,538
China South Publishing & Media Group Co., Ltd. Class A	1,300	3,574
China Television Media, Ltd. Class A	700	1,809
Chinese Universe Publishing and Media Co., Ltd. Class A	1,000	3,468
CITIC Guoan Information Industry Co., Ltd. Class A	4,000	5,894
Contemporary Eastern Investment Co., Ltd. Class A (a) (b)	2,600	5,770
Guangdong Advertising Group Co., Ltd. Class A	1,859	2,202
Jiangsu Broadcasting Cable Information Network Corp., Ltd. Class A (b)	1,430	2,340
Jiangsu Phoenix Publishing & Media Corp., Ltd. Class A	1,500	2,159
Jishi Media Co., Ltd. Class A	3,500	1,786
Shanghai Oriental Pearl Media Co., Ltd. Class A	1,500	4,795
Shenzhen Topway Video Communication Co., Ltd. Class A	1,680	2,949
Wanda Film Holding Co., Ltd. Class A	200	1,504

		42,936

METALS & MINING — 4.7%
Advanced Technology & Materials Co., Ltd. Class A (a)	2,100	2,704
Aluminum Corp. of China, Ltd. Class A (a)	7,100	4,734
Anhui Xinke New Materials Co., Ltd. Class A (b)	4,500	2,736
Anyang Iron & Steel, Inc. Class A (a)	12,900	5,385
Baoshan Iron & Steel Co., Ltd. Class A	8,656	8,567

See accompanying notes to schedule of investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

China Northern Rare Earth Group High-Tech Co., Ltd. Class A	2,400	$4,011
Hunan Gold Corp., Ltd. Class A	4,800	6,776
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (a)	37,800	12,211
Jiangxi Ganfeng Lithium Co., Ltd. Class A	400	2,729
Maanshan Iron & Steel Co., Ltd. Class A (a)	7,400	3,864
Ningxia Xinri Hengli Steel Wire Co., Ltd. Class A (a) (b)	1,100	2,928
Shandong Gold Mining Co., Ltd. Class A	1,600	6,828
Shandong Humon Smelting Co., Ltd. Class A (a)	3,100	4,797
Shandong Iron and Steel Co., Ltd. Class A (a)	9,360	2,844
Shanghai Prosolar Resources Development Co., Ltd. Class A (a) (b)	2,300	2,433
Shanxi Taigang Stainless Steel Co., Ltd. Class A	4,600	2,951
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	1,700	2,808
Tongling Nonferrous Metals Group Co., Ltd. Class A (a)	10,600	4,440
Western Mining Co., Ltd. Class A	5,700	6,465
Zhongjin Gold Corp., Ltd. Class A (a)	4,130	6,110
Zhongnan Red Culture Group Co., Ltd. Class A	1,300	2,464
Zijin Mining Group Co., Ltd. Class A	10,400	5,262

		104,047

MULTILINE RETAIL — 1.4%
Beijing Capital Retailing Group Co., Ltd. Class A	1,800	2,368
Changchun Sinoenergy Corp. Class A (a)	2,800	4,650
Chengdu Hongqi Chain Co., Ltd. Class A	2,800	2,507
Dalian Friendship Group Class A (a)	4,200	6,133
Hunan Friendship & Apollo Cmmericial Co., Ltd. Class A	4,000	3,806
Rainbow Department Store Co., Ltd. Class A	1,700	3,606
Shanghai Yimin Commerce Group Co., Ltd. Class A	3,100	2,616
Wuhan Department Store Group Co., Ltd. Class A	2,080	5,664

		31,350

OIL, GAS & CONSUMABLE FUELS — 2.3%
China Merchants Energy Shipping Co., Ltd. Class A (b)	4,000	3,345
China Petroleum & Chemical Corp. Class A	4,700	4,111
China Shenhua Energy Co., Ltd. Class A (b)	1,900	6,653
Guanghui Energy Co., Ltd. Class A	4,600	2,809
Jizhong Energy Resources Co., Ltd. Class A	4,100	3,701
Oriental Energy Co., Ltd. Class A	1,400	2,253
PetroChina Co., Ltd. Class A	4,500	5,104
Shanxi Lanhua Sci-Tech Venture Co., Ltd. Class A (a)	6,800	7,643
Shanxi Xishan Coal & Electricity Power Co., Ltd. Class A	7,000	9,055
Wintime Energy Co., Ltd. Class A	6,200	3,265
Yang Quan Coal Industry Group Co., Ltd. Class A (a)	3,400	3,400

		51,339

PAPER & FOREST PRODUCTS — 0.6%
DeHua TB New Decoration Materials Co., Ltd. Class A	1,950	3,981
Fujian Jinsen Forestry Co., Ltd. Class A	400	1,394
Guangdong Weihua Corp. Class A (a)	3,000	5,199
Sichuan Guodong Construction Co., Ltd. Class A (a)	5,200	3,406

		13,980

PHARMACEUTICALS — 5.5%
Beijing Tongrentang Co., Ltd. Class A	1,000	5,157
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	1,000	4,683
Dong-E-E-Jiao Co., Ltd. Class A	700	7,423
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	1,900	3,481
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	600	2,570
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A	800	2,226
Harbin Gloria Pharmaceuticals Co., Ltd. Class A	2,400	2,577
Harbin Pharmaceutical Group Co., Ltd. Class A	2,210	1,894
Huapont Life Sciences Co., Ltd. Class A	1,500	1,732
Humanwell Healthcare Group Co., Ltd. Class A	1,000	2,894
Jiangsu Hengrui Medicine Co., Ltd. Class A	1,440	10,746
Jilin Aodong Pharmaceutical Group Co., Ltd. Class A	1,430	4,828
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	1,400	1,875
Kangmei Pharmaceutical Co., Ltd. Class A	2,600	8,338
Renhe Pharmacy Co., Ltd. Class A	1,800	1,588
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	1,100	5,028
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A (b)	1,280	4,197
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	800	4,208
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	900	2,318
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	1,100	2,681
Tasly Pharmaceutical Group Co., Ltd. Class A	600	3,676
Tianjin Lisheng Pharmaceutical Co., Ltd. Class A	900	4,762
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	1,152	3,099
Yabao Pharmaceutical Group Co., Ltd. Class A	1,500	1,730
Yifan Pharmaceutical Co., Ltd. Class A	900	2,214
Yunnan Baiyao Group Co., Ltd. Class A	600	8,306
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	600	5,402
Zhejiang Yatai Pharmaceutical Co., Ltd. Class A	1,800	7,779
Zhongzhu Holding Co., Ltd. Class A (b)	1,000	3,110

		120,522

See accompanying notes to schedule of investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.0%
Beijing Capital Development Co., Ltd. Class A	1,600	$2,700
Beijing Centergate Technologies Holding Co., Ltd. Class A (a)	3,200	3,800
Beijing Urban Construction Investment & Development Co., Ltd. Class A	1,500	3,217
China Fortune Land Development Co., Ltd. Class A	1,400	6,934
China Merchants Shekou Industrial Zone Holdings Co., Ltd.	2,721	8,573
China Vanke Co., Ltd. Class A	5,600	20,626
Chongqing Dima Industry Co., Ltd. Class A	3,600	2,926
Gemdale Corp. Class A	2,700	4,568
Guangdong Shirongzhaoye Co., Ltd. Class A	1,900	2,651
Hainan Haide Industry Co., Ltd. Class A (a)	1,000	3,862
Hubei Fuxing Science And Technology Co., Ltd. Class A	1,700	3,059
Hunan Tianrun Digital Entertainment & Cultural Media Co., Ltd. Class A (a)	5,200	13,177
Jinke Properties Group Co., Ltd. Class A (b)	4,100	4,407
Lushang Property Co., Ltd. Class A (a)	3,200	2,200
Myhome Real Estate Development Group Co., Ltd. Class A	3,600	1,758
Oceanwide Holdings Co., Ltd. Class A	2,600	3,348
Poly Real Estate Group Co., Ltd. Class A	1,700	2,500
RiseSun Real Estate Development Co., Ltd. Class A.	2,600	3,785
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	1,440	5,021
Shanghai SMI Holding Co., Ltd. Class A (a)	1,409	2,184
Shanghai Wanye Enterprises Co., Ltd. Class A	2,200	3,622
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	1,300	3,237
Shenzhen World Union Properties Consultancy, Inc. Class A	2,100	2,484
Shenzhen Zhenye Group Co., Ltd. Class A	2,100	2,729
Tahoe Group Co., Ltd. Class A	800	1,968
Xinhu Zhongbao Co., Ltd. Class A	15,100	10,023
Zhejiang China Commodities City Group Co., Ltd. Class A	4,100	4,379
Zhongtian Financial Group Co., Ltd. Class A (a)	3,000	3,075

		132,813

ROAD & RAIL — 0.7%
China High-Speed Railway Technology Co., Ltd. Class A	3,300	3,543
Daqin Railway Co., Ltd. Class A	7,400	9,158
Guangshen Railway Co., Ltd. Class A	4,300	2,867

		15,568

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.0%
EGing Photovoltaic Technology Co., Ltd. Class A	3,600	2,645
Hangzhou Silan Microelectronics Co., Ltd. Class A (b)	4,200	4,244
LONGi Green Energy Technology Co., Ltd. Class A	1,800	4,540

Sanan Optoelectronics Co., Ltd. Class A	2,240	6,509
Shanghai Belling Co., Ltd. Class A	1,300	1,950
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A (b)	1,800	2,514

		22,402

SOFTWARE — 1.3%
Beijing Shiji Information Technology Co., Ltd. Class A	600	2,012
Glodon Co., Ltd. Class A	1,000	2,773
Hangzhou Liaison Interactive Information Technology Co., Ltd. Class A (a)	1,000	1,605
Hundsun Technologies, Inc. Class A	400	2,754
Iflytek Co., Ltd. Class A	900	5,297
Inspur Software Co., Ltd. Class A	500	1,459
Neusoft Corp. Class A	1,200	2,752
Shanghai 2345 Network Holding Group Co., Ltd. Class A	2,040	2,151
Shanghai Golden Bridge InfoTech Co., Ltd. Class A	600	2,389
Sinodata Co., Ltd. Class A	300	1,283
Wisesoft Co., Ltd. Class A	500	1,770
Yonyou Network Technology Co., Ltd. Class A	1,100	2,778

		29,023

SPECIALTY RETAIL — 0.6%
Pang Da Automobile Trade Co., Ltd. Class A (a)	5,700	2,354
Shanghai Yuyuan Tourist Mart Co., Ltd. Class A (b)	1,500	2,872
Suning Commerce Group Co., Ltd. Class A	4,300	7,136

		12,362

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
GRG Banking Equipment Co., Ltd. Class A	2,025	2,482
Guangzhou KingTeller Technology Co., Ltd. Class A (a)	2,700	2,262
Inspur Electronic Information Industry Co., Ltd. Class A	800	2,044
Tsinghua Tongfang Co., Ltd. Class A (b)	2,100	4,749

		11,537

TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Anhui Huamao Textile Co. Class A	4,300	3,330
Bros Eastern Co., Ltd. Class A	3,000	2,633
Gansu Gangtai Holding Group Co., Ltd. Class A	1,300	2,470
Huafu Top Dyed Melange Yarn Co., Ltd. Class A	2,500	3,942
Huasi Holding Co., Ltd. Class A	1,000	2,150
Jiangsu Huaxicun Co., Ltd. Class A	2,000	2,071
Jiangsu Sunshine Co., Ltd. Class A (a)	3,300	1,669
Luthai Textile Co., Ltd. Class A	1,300	2,274
Yantai Tayho Advanced Materials Co., Ltd. Class A (a)	1,200	2,354
Youngor Group Co., Ltd. Class A	2,660	3,971
Zhejiang Hangmin Co., Ltd. Class A	1,700	3,250
Zhejiang Ming Jewelry Co., Ltd. Class A	1,500	1,925

See accompanying notes to schedule of investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Zhejiang Weixing Industrial Development Co., Ltd. Class A	1,300	$2,004

		34,043

TRADING COMPANIES & DISTRIBUTORS — 0.7%
CMST Development Co., Ltd. Class A	2,700	3,150
Shandong Hiking International Co., Ltd. Class A (a)	1,800	3,000
Shanghai Lansheng Corp. Class A	600	1,602
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	700	1,912
Sinochem International Corp. Class A	2,100	2,962
Tianjin Teda Co., Ltd. Class A	4,500	3,518

		16,144

TRANSPORTATION INFRASTRUCTURE — 2.0%
Dalian Port PDA Co., Ltd. Class A	7,130	3,113
Fujian Expressway Development Co., Ltd. Class A	9,700	5,451
Henan Zhongyuan Expressway Co., Ltd. Class A	4,400	3,271
Hubei Chutian Expressway Co., Ltd. Class A	6,400	5,202
Jiangxi Ganyue Expressway Co., Ltd. Class A	4,000	3,074
Shanghai International Port Group Co., Ltd. Class A	3,700	3,460
Shenzhen Chiwan Wharf Holdings, Ltd. Class A	1,500	6,582
TangShan Port Group Co., Ltd. Class A	5,040	3,881
Xiandai Investment Co., Ltd. Class A	3,200	4,343
Yingkou Port Liability Co., Ltd. Class A	5,100	2,580
Zhangjiagang Freetrade Science & Technology Group Co., Ltd. Class A	3,600	2,182

		43,139

WATER UTILITIES — 0.6%
Beijing Capital Co., Ltd. Class A	4,600	4,465
Chengdu Xingrong Environment Co., Ltd. Class A	3,600	2,984

Guangdong Golden Dragon Development, Inc. Class A	900	2,173
Tus-Sound Environmental Resources Co., Ltd. Class A	700	3,626

		13,248

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
China United Network Communications, Ltd. Class A (a) (b)	11,100	13,268

TOTAL COMMON STOCKS (Cost $2,429,058)		2,193,411

SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (d) (e) (Cost $66)	66	66

TOTAL INVESTMENTS — 99.5% (Cost $2,429,124)		2,193,477
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		10,545

NET ASSETS — 100.0%		$2,204,022

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $159,915 representing 7.3% of net assets.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$19,773	$—	$—	$19,773
Air Freight & Logistics	9,325	2,389	—	11,714
Airlines	23,783	—	—	23,783
Auto Components	40,836	5,366	—	46,202
Automobiles	21,833	—	—	21,833
Banks	239,057	—	—	239,057
Beverages	108,566	2,774	—	111,340
Biotechnology	9,008	5,252	—	14,260
Building Products	5,298	—	—	5,298
Capital Markets	107,620	—	—	107,620
Chemicals	108,569	3,833	—	112,402
Commercial Services & Supplies	21,225	—	—	21,225

See accompanying notes to schedule of investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Communications Equipment	$21,976	$2,948	$—	$24,924
Construction & Engineering	83,626	—	—	83,626
Construction Materials	13,906	2,432	—	16,338
Containers & Packaging	12,313	9,306	—	21,619
Distributors	—	1,562	—	1,562
Diversified Consumer Services	9,571	—	—	9,571
Diversified Financial Services	6,379	—	—	6,379
Diversified Telecommunication Services	6,737	—	—	6,737
Electric Utilities	3,592	—	—	3,592
Electrical Equipment	60,624	19,166	—	79,790
Electronic Equipment, Instruments & Components	77,907	7,800	—	85,707
Energy Equipment & Services	15,388	—	—	15,388
Food & Staples Retailing.	5,848	1,749	—	7,597
Food Products	55,419	3,458	—	58,877
Health Care Equipment & Supplies	2,096	—	—	2,096
Health Care Providers & Services	9,510	—	—	9,510
Hotels, Restaurants & Leisure	11,567	—	—	11,567
Household Durables	37,416	5,332	—	42,748
Independent Power Producers & Energy Traders	54,431	6,277	—	60,708
Industrial Conglomerates	2,416	—	—	2,416
Insurance	62,233	—	—	62,233
Internet Software & Services	5,616	—	—	5,616
IT Services	21,234	—	—	21,234
Leisure Equipment & Products	2,244	—	—	2,244
Life Sciences Tools & Services	2,538	—	—	2,538
Machinery	91,861	14,705	—	106,566
Media	34,826	8,110	—	42,936
Metals & Mining	95,950	8,097	—	104,047
Multiline Retail	31,350	—	—	31,350
Oil, Gas & Consumable Fuels	41,341	9,998	—	51,339
Paper & Forest Products	13,980	—	—	13,980
Pharmaceuticals	113,215	7,307	—	120,522
Real Estate Management & Development	128,406	4,407	—	132,813
Road & Rail.	15,568	—	—	15,568
Semiconductors & Semiconductor Equipment	15,644	6,758	—	22,402
Software	29,023	—	—	29,023
Specialty Retail	9,490	2,872	—	12,362
Technology Hardware, Storage & Peripherals	6,788	4,749	—	11,537
Textiles, Apparel & Luxury Goods	34,043	—	—	34,043
Trading Companies & Distributors	16,144	—	—	16,144
Transportation Infrastructure	43,139	—	—	43,139
Water Utilities	13,248	—	—	13,248
Wireless Telecommunication Services	—	13,268	—	13,268
Short-Term Investment	66	—	—	66

TOTAL INVESTMENTS	$2,033,562	$159,915	$—	$2,193,477

See accompanying notes to schedule of investments

SPDR MSCI China A Shares IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	338	$338	1	339	—	$—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	7,048	6,982	66	66	—	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,447	1,447	—	—	1	—

TOTAL		$338				$66	$1	$—

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.7%
BRAZIL — 7.5%
Ambev SA ADR	457,879	$2,513,756
B2W Cia Digital (a)	8,537	30,146
Banco Bradesco SA Preference Shares ADR	390,448	3,318,808
Banco do Brasil SA	84,741	685,447
Banco Pan SA Preference Shares (a)	35,130	16,859
Banco Santander Brasil SA	1,937	14,616
BB Seguridade Participacoes SA	56,205	486,010
BM&FBovespa SA	179,844	1,072,035
BR Malls Participacoes SA	119,094	429,540
Bradespar SA Preference Shares	46,815	291,070
Brasil Brokers Participacoes SA (a)	15,423	5,400
Braskem SA Preference Shares ADR	18,111	375,260
BRF SA ADR	51,535	607,598
CCR SA	50,511	257,643
Centrais Eletricas Brasileiras SA ADR (a)	58,013	217,549
Cia Brasileira de Distribuicao ADR (a)	22,920	448,086
Cia de Saneamento Basico do Estado de Sao Paulo	73,700	704,246
Cia Energetica de Minas Gerais ADR (b)	129,414	310,594
Cia Energetica de Sao Paulo Class B, Preference Shares	5,126	23,949
Cia Hering	4,028	24,011
Cia Siderurgica Nacional SA ADR (a) (b)	148,340	318,931
Cielo SA	104,478	775,721
Construtora Tenda SA (a)	730	3,239
Cosan Logistica SA (a)	4,673	9,266
Cosan SA Industria e Comercio	18,509	193,176
CPFL Energia SA	13,614	108,928
Cyrela Brazil Realty SA Empreendimentos e Participacoes	52,144	172,489
Duratex SA	39,846	98,254
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	3,136	11,973
Embraer SA	79,652	363,732
Engie Brasil Energia SA	23,842	244,087
Estacio Participacoes SA	22,430	98,974
Eternit SA (a)	18,128	6,128
Fibria Celulose SA ADR	28,540	289,966
GAEC Educacao SA	2,589	12,799
Gafisa SA (a)	800	2,613
Gerdau SA ADR	110,467	336,924
Hypermarcas SA	4,759	39,931
Itau Unibanco Holding SA Preference Shares ADR	352,547	3,895,644
Itausa - Investimentos Itau SA	44,502	115,914
Itausa - Investimentos Itau SA Preference Shares	479,201	1,304,578
JBS SA	36,797	72,522
Kepler Weber SA (a)	1,978	14,101
Klabin SA	15,187	74,394
Kroton Educacional SA	111,137	498,787
Log-in Logistica Intermodal SA (a)	2,558	2,455
Lojas Americanas SA Preference Shares	97,153	410,516

Lojas Renner SA	142,256	1,175,574
Magnesita Refratarios SA	4,844	53,802
Marcopolo SA Preference Shares	36,671	31,433
Metalurgica Gerdau SA Preference Shares (a)	147,143	220,720
Mills Estruturas e Servicos de Engenharia SA (a)	8,066	8,886
MMX Mineracao e Metalicos SA (a)	3,933	4,392
MRV Engenharia e Participacoes SA	9,045	36,909
Natura Cosmeticos SA	28,499	221,059
Oi SA ADR (a) (b)	257	1,552
PDG Realty SA Empreendimentos e Participacoes (a)	3,459	1,973
Petroleo Brasileiro SA ADR (a)	98,836	789,700
Petroleo Brasileiro SA Preference Shares ADR (a)	221,899	1,655,367
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	2,820	6,707
Prumo Logistica SA (a)	3,289	10,423
Qualicorp SA	7,911	68,527
Raia Drogasil SA	6,171	130,581
Restoque Comercio e Confeccoes de Roupas SA (a)	1,496	15,215
Rodobens Negocios Imobiliarios SA (a)	8,804	15,146
Rossi Residencial SA (a)	11,551	25,624
Rumo SA (a)	5,955	15,547
Suzano Papel e Celulose SA Class A, Preference Shares	8,026	34,543
T4F Entretenimento SA	14,368	26,670
Telefonica Brasil SA ADR	20,504	276,599
Telefonica Brasil SA Preference Shares	66,850	905,928
Tim Participacoes SA ADR	22,971	339,971
TOTVS SA	5,812	52,906
Ultrapar Participacoes SA	27,225	636,982
Usinas Siderurgicas de Minas Gerais SA ADR (a) (b)	79,559	107,405
Vale SA ADR	132,877	1,162,674
Vale SA Preference Shares ADR	193,048	1,573,341
WEG SA	120,327	642,809

		31,557,630

CHILE — 1.6%
AntarChile SA	31,570	394,195
Empresas COPEC SA	76,322	832,311
Empresas Iansa SA	720,688	19,515
Enel Americas SA ADR	86,422	814,960
Enel Chile SA ADR	65,569	360,630
Enel Generacion Chile SA ADR	17,063	386,306
Enjoy SA	331,286	18,948
Latam Airlines Group SA ADR	50,732	561,603
Multiexport Foods SA	342,772	119,118
Parque Arauco SA	514,181	1,292,559
SACI Falabella	190,037	1,559,263
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	2,254	74,677
Vina Concha y Toro SA ADR (b)	11,205	347,355

		6,781,440

CHINA — 29.7%
21Vianet Group, Inc. ADR (a)	1,309	6,571
3SBio, Inc. (a) (b) (c)	59,000	78,299

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

500.com, Ltd. Class A, ADR (a) (b)	748	$8,146
58.com, Inc. ADR (a)	935	41,243
AAC Technologies Holdings, Inc.	95,992	1,200,138
Agile Group Holdings, Ltd.	400,999	367,279
Agricultural Bank of China, Ltd. Class H	2,242,000	1,059,762
Air China, Ltd. Class H	267,744	276,097
Alibaba Group Holding, Ltd. ADR (a)	97,208	13,696,607
Aluminum Corp. of China, Ltd. Class H (a) (b)	630,000	322,810
Angang Steel Co., Ltd. Class H (b)	128,640	95,906
Anhui Conch Cement Co., Ltd. Class H	218,635	760,389
Anhui Expressway Co., Ltd. Class H	8,000	5,995
ANTA Sports Products, Ltd.	62,000	204,908
Anton Oilfield Services Group (a)	100,000	9,351
Autohome, Inc. ADR (a)	2,807	127,326
AVIC International Holding HK, Ltd. (a)	274,000	13,689
AVIC International Holdings, Ltd. Class H	124,000	61,155
AviChina Industry & Technology Co., Ltd. Class H	195,000	114,405
BAIC Motor Corp., Ltd. Class H (c)	6,500	6,303
Baidu, Inc. ADR (a)	25,357	4,535,353
BAIOO Family Interactive, Ltd. (a) (c)	258,000	23,796
Bank of China, Ltd. Class H	6,406,900	3,143,353
Bank of Communications Co., Ltd. Class H	1,815,864	1,281,685
BBMG Corp. Class H	63,000	31,797
Beijing Capital International Airport Co., Ltd. Class H	378,000	532,637
Beijing Capital Land, Ltd. Class H	28,000	13,307
Beijing Enterprises Holdings, Ltd.	54,500	262,850
Beijing Enterprises Water Group, Ltd. (a)	402,000	312,065
Beijing Jingneng Clean Energy Co., Ltd. Class H	106,000	31,231
Belle International Holdings, Ltd.	444,000	350,356
Bitauto Holdings, Ltd. ADR (a) (b)	1,683	48,386
BOE Technology Group Co., Ltd. Class B	66,300	29,386
Boer Power Holdings, Ltd. (a) (b)	7,000	2,260
Boyaa Interactive International, Ltd. (a)	49,000	21,090
Brilliance China Automotive Holdings, Ltd.	266,000	484,538
Byd Co., Ltd. Class H (b)	56,000	343,613
BYD Electronic International Co., Ltd.	54,500	108,072
C.banner International Holdings, Ltd. (a)	12,000	4,919
Cabbeen Fashion, Ltd.	73,000	20,760
CAR, Inc. (a) (b)	64,000	58,782
CGN Mining Co., Ltd.	250,000	20,176
CGN Power Co., Ltd. Class H (c)	836,000	233,458
Changyou.com, Ltd. ADR (a)	561	21,744
Chanjet Information Technology Co., Ltd. Class H (a)	2,600	3,697
Chaowei Power Holdings, Ltd.	60,000	35,355
Cheetah Mobile, Inc. ADR (a) (b)	935	10,079
China Aerospace International Holdings, Ltd.	134,000	16,994
China Agri-Industries Holdings, Ltd.	118,000	48,975

China Aircraft Leasing Group Holdings, Ltd.	6,500	7,577
China Aoyuan Property Group, Ltd.	71,000	21,373
China Biologic Products, Inc. (a)	1,416	160,150
China Child Care Corp., Ltd. (a)	125,000	5,524
China Cinda Asset Management Co., Ltd. Class H	1,049,000	391,034
China CITIC Bank Corp., Ltd. Class H	981,000	600,680
China Coal Energy Co., Ltd. Class H (b)	630,000	305,055
China Communications Construction Co., Ltd. Class H	444,241	572,484
China Communications Services Corp., Ltd. Class H	122,000	70,326
China Conch Venture Holdings, Ltd.	131,700	241,251
China Construction Bank Corp. Class H	8,537,280	6,616,393
China Datang Corp. Renewable Power Co., Ltd. Class H (a)	177,000	19,499
China Distance Education Holdings, Ltd. ADR	1,122	10,008
China Dongxiang Group Co., Ltd.	67,000	11,930
China Eastern Airlines Corp., Ltd. Class H	114,000	70,388
China Electronics Corp. Holdings Co., Ltd.	104,000	16,520
China Energine International Holdings, Ltd. (a)	228,000	18,400
China Everbright International, Ltd.	238,000	296,949
China Everbright, Ltd.	24,000	52,264
China Evergrande Group (a)	367,000	659,114
China Fangda Group Co., Ltd. Class B	295,100	182,962
China Financial Services Holdings, Ltd.	152,000	14,214
China Foods, Ltd.	16,000	6,784
China Galaxy Securities Co., Ltd. Class H	253,900	227,671
China Hanking Holdings, Ltd.	76,000	11,683
China Harmony New Energy Auto Holding, Ltd. (a)	7,000	3,345
China Hongqiao Group, Ltd. (d)	24,500	22,126
China Huarong Energy Co., Ltd. (a)	98,400	4,223
China Huishan Dairy Holdings Co., Ltd. (b) (e)	310,600	—
China Huiyuan Juice Group, Ltd. (a)	37,000	11,612
China International Marine Containers Group Co., Ltd. Class H	18,400	32,904
China Lesso Group Holdings, Ltd.	62,000	47,653
China Life Insurance Co., Ltd. Class H	678,260	2,072,197
China Lodging Group, Ltd. ADR (a)	1,683	135,784
China Longyuan Power Group Corp., Ltd. Class H	196,000	142,610
China Machinery Engineering Corp. Class H	14,000	9,882
China Medical System Holdings, Ltd.	133,000	230,002
China Mengniu Dairy Co., Ltd. (a)	366,620	718,545
China Merchants Bank Co., Ltd. Class H	442,923	1,336,182
China Merchants China Direct Investments, Ltd.	4,000	5,882
China Merchants Port Holdings Co., Ltd.	139,826	387,786

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

China Minsheng Banking Corp., Ltd. Class H	502,900	$501,840
China Mobile, Ltd.	501,366	5,321,007
China Modern Dairy Holdings, Ltd. (a) (b)	6,000	1,191
China Molybdenum Co., Ltd. Class H	177,000	67,794
China National Accord Medicines Corp., Ltd. Class B	5,600	32,611
China National Building Material Co., Ltd. Class H	126,000	74,892
China National Materials Co., Ltd.	71,000	23,738
China Oilfield Services, Ltd. Class H	261,723	209,876
China Overseas Grand Oceans Group, Ltd.	58,000	30,982
China Overseas Land & Investment, Ltd.	507,200	1,484,608
China Pacific Insurance Group Co., Ltd. Class H	214,800	877,751
China Petroleum & Chemical Corp. Class H	2,499,200	1,949,686
China Power International Development, Ltd.	630,000	223,546
China Power New Energy Development Co., Ltd.	27,000	17,224
China Railway Construction Corp., Ltd. Class H	224,990	293,398
China Railway Group, Ltd. Class H	512,487	403,742
China Rare Earth Holdings, Ltd. (a)	139,200	8,470
China Resources Beer Holdings Co., Ltd.	148,625	375,063
China Resources Gas Group, Ltd.	24,000	81,932
China Resources Land, Ltd.	278,222	810,810
China Resources Power Holdings Co., Ltd.	258,432	507,168
China Sanjiang Fine Chemicals Co., Ltd.	58,000	16,494
China Shenhua Energy Co., Ltd. Class H	434,056	966,367
China Singyes Solar Technologies Holdings, Ltd. (a) (b)	9,600	4,021
China South City Holdings, Ltd.	136,000	25,261
China Southern Airlines Co., Ltd. Class H	126,000	106,527
China State Construction International Holdings, Ltd.	112,000	191,677
China Taiping Insurance Holdings Co., Ltd.	100,035	253,469
China Telecom Corp., Ltd. Class H	1,641,615	780,174
China Travel International Investment Hong Kong, Ltd. (b)	640,000	184,463
China Unicom Hong Kong, Ltd. (a)	509,668	757,342
China Vanke Co., Ltd. Class H	100,800	285,364
China Yurun Food Group, Ltd. (a) (b)	12,000	1,583
China ZhengTong Auto Services Holdings, Ltd.	30,500	24,419
ChinaCache International Holdings, Ltd. ADR (a) (b)	1,683	1,952
Chinasoft International, Ltd. (a)	112,000	59,397
Chongqing Changan Automobile Co., Ltd. Class B	92,800	122,442

Chongqing Machinery & Electric Co., Ltd. Class H	108,000	13,973
CIFI Holdings Group Co., Ltd.	26,000	11,557
CIMC Enric Holdings, Ltd. (a)	10,000	6,251
CITIC Resources Holdings, Ltd. (b)	132,000	14,542
CITIC Securities Co., Ltd. Class H	150,500	311,162
CITIC Telecom International Holdings, Ltd.	65,000	20,816
CITIC, Ltd.	568,000	854,206
CNOOC, Ltd.	1,632,603	1,788,105
Cogobuy Group (a) (b) (c)	49,000	25,735
Colour Life Services Group Co., Ltd. (a) (b)	54,000	31,958
Comtec Solar Systems Group, Ltd. (a)	236,000	9,372
Coolpad Group, Ltd. (a) (d)	253,600	23,390
COSCO SHIPPING Development Co., Ltd. Class H (a)	750,117	165,274
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	236,000	131,809
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	379,425	179,349
COSCO SHIPPING Ports, Ltd.	256,295	300,734
Cosmo Lady China Holdings Co., Ltd. (b) (c)	56,000	22,740
Country Garden Holdings Co., Ltd.	495,466	574,393
Credit China Fintech Holdings, Ltd. (a) (b)	409,618	56,670
CRRC Corp., Ltd. Class H	371,000	333,624
CSG Holding Co., Ltd. Class B	12,600	8,603
Ctrip.com International, Ltd. ADR (a)	29,519	1,589,893
Daqo New Energy Corp. ADR (a) (b)	1,122	23,293
Datang International Power Generation Co., Ltd. Class H	756,000	241,139
Dazhong Transportation Group Co., Ltd. Class B	130,950	90,748
Dongfang Electric Corp., Ltd. Class H (a)	25,200	22,629
Dongfeng Motor Group Co., Ltd. Class H	500,000	591,178
E-Commodities Holdings, Ltd.	6,500	641
Fang Holdings, Ltd. ADR (a) (b)	15,523	57,590
Fanhua, Inc. ADR	3,555	30,431
Fantasia Holdings Group Co., Ltd.	94,500	13,679
Far East Horizon, Ltd.	188,000	164,003
Fufeng Group, Ltd. (a)	56,000	30,129
Future Land Holdings Co., Ltd. Class A (f)	59,871	163,730
Geely Automobile Holdings, Ltd.	275,000	593,227
GF Securities Co., Ltd. Class H	148,400	298,076
Goldpac Group, Ltd.	49,000	14,751
GOME Electrical Appliances Holding, Ltd.	947,000	116,458
Goodbaby International Holdings, Ltd. (b)	52,000	21,582
Grand Baoxin Auto Group, Ltd. (a)	3,158	1,517
Great Wall Motor Co., Ltd. Class H (b)	307,250	379,416
Greatview Aseptic Packaging Co., Ltd.	10,000	6,238
Greentown China Holdings, Ltd. (b)	57,500	63,345
Guangdong Electric Power Development Co., Ltd. Class B	179,440	81,601

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Guangdong Investment, Ltd.	506,000	$697,444
Guangshen Railway Co., Ltd. Class H	504,000	249,855
Guangzhou Automobile Group Co., Ltd. Class H	272,636	478,465
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	6,000	16,486
Guangzhou R&F Properties Co., Ltd. Class H	226,800	352,702
Guodian Technology & Environment Group Corp., Ltd. Class H (a)	58,000	4,086
Guotai Junan International Holdings, Ltd.	180,000	55,800
Haichang Ocean Park Holdings, Ltd. (a) (c)	71,000	15,007
Haitian International Holdings, Ltd.	5,000	14,027
Haitong Securities Co., Ltd. Class H	226,800	366,648
Hangzhou Steam Turbine Co., Ltd. Class B (a)	37,800	38,737
Harbin Electric Co., Ltd. Class H	126,000	63,594
Health and Happiness H&H International Holdings, Ltd. (a)	5,000	12,656
Hengan International Group Co., Ltd.	65,000	479,603
HNA Infrastructure Co., Ltd.	50,000	41,376
Honghua Group, Ltd. (a)	14,000	1,255
Honworld Group, Ltd. (b) (c)	27,500	14,901
Hopson Development Holdings, Ltd.	26,000	24,446
Huadian Fuxin Energy Corp., Ltd. Class H	98,000	23,475
Huadian Power International Corp., Ltd. Class H	355,308	158,846
Huaneng Power International, Inc. Class H	504,000	349,926
Huaneng Renewables Corp., Ltd. Class H	248,000	76,562
Huangshan Tourism Development Co., Ltd. Class B	86,832	138,671
Huatai Securities Co., Ltd. Class H (c)	62,400	119,901
Huayi Tencent Entertainment Co., Ltd. (a) (b)	110,000	4,650
Industrial & Commercial Bank of China, Ltd. Class H	6,898,590	4,657,119
Inner Mongolia Yitai Coal Co., Ltd. Class B	45,736	47,062
JA Solar Holdings Co., Ltd. ADR (a)	2,058	13,068
JD.com, Inc. ADR (a)	75,549	2,963,032
Jiangnan Group, Ltd. (b)	104,000	9,059
Jiangsu Expressway Co., Ltd. Class H	356,000	502,549
Jiangxi Copper Co., Ltd. Class H	128,000	210,206
JinkoSolar Holding Co., Ltd. ADR (a) (b)	1,309	27,227
Jumei International Holding, Ltd. ADR (a)	748	1,593
Kama Co., Ltd. Class B (a)	11,500	11,178
Kingdee International Software Group Co., Ltd. (a) (b)	140,000	58,285
Kingsoft Corp., Ltd. (b)	60,000	156,409
Konka Group Co., Ltd. Class B (a)	1,323,900	481,637
Kunlun Energy Co., Ltd.	630,000	534,251
KWG Property Holding, Ltd.	124,412	83,351
Lao Feng Xiang Co., Ltd. Class B	17,330	69,632

Lenovo Group, Ltd.	882,000	557,009
Li Ning Co., Ltd. (a)	183,333	139,500
Lianhua Supermarket Holdings Co., Ltd. Class H (a)	13,000	6,195
Lifetech Scientific Corp. (a)	124,000	29,386
Livzon Pharmaceutical Group, Inc. Class H	6,820	48,050
Luye Pharma Group, Ltd.	59,000	32,348
Maanshan Iron & Steel Co., Ltd. Class H (a)	378,000	151,075
Metallurgical Corp. of China, Ltd. Class H	128,000	43,287
Minth Group, Ltd.	18,000	76,322
MOBI Development Co., Ltd.	183,000	29,068
Momo, Inc. ADR (a)	1,496	55,292
NetEase, Inc. ADR	8,703	2,616,383
New China Life Insurance Co., Ltd. Class H	61,100	310,726
New Oriental Education & Technology Group, Inc. ADR (a)	10,407	733,589
Noah Holdings, Ltd. ADS (a) (b)	1,122	32,145
NQ Mobile, Inc. Class A, ADR (a)	3,371	11,461
Ourgame International Holdings, Ltd. (a) (b)	50,000	13,771
Ozner Water International Holding, Ltd. (a) (b) (c)	68,000	14,111
Pacific Online, Ltd.	49,000	9,729
Parkson Retail Group, Ltd. (b)	157,134	25,161
People’s Insurance Co. Group of China, Ltd. Class H	448,000	188,234
PetroChina Co., Ltd. Class H	1,940,970	1,188,483
PICC Property & Casualty Co., Ltd. Class H	637,506	1,064,899
Ping An Insurance Group Co. of China, Ltd. Class H	438,000	2,886,728
Poly Culture Group Corp., Ltd. Class H	5,700	13,450
Poly Property Group Co., Ltd. (a)	75,000	32,954
PW Medtech Group, Ltd. (a)	53,000	11,202
ReneSola, Ltd. ADR (a) (b)	3,108	7,584
Renhe Commercial Holdings Co., Ltd. (a) (b)	1,379,000	30,914
Semiconductor Manufacturing International Corp. (a) (b)	228,400	264,784
Shandong Airlines Co., Ltd. Class B	5,100	10,348
Shandong Chenming Paper Holdings, Ltd. Class B	24,000	30,375
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	212,000	166,473
Shanghai Baosight Software Co., Ltd. Class B	6,500	9,373
Shanghai Electric Group Co., Ltd. Class H (a) (b)	522,077	250,791
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	26,000	100,750
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)	16,000	10,719
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	8,000	4,683
Shanghai Greencourt Investment Group Co., Ltd. Class B (a)	119,848	66,636

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Shanghai Huayi Group Corp., Ltd. Class B	200	$185
Shanghai Industrial Urban Development Group, Ltd.	26,000	5,862
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	28,000	8,752
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	69,082	96,784
Shanghai Jinjiang International Travel Co., Ltd. Class B	4,500	13,005
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	92,466	136,295
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	45,040	72,244
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	25,300	75,351
Shanghai Prime Machinery Co., Ltd. Class H	106,000	20,504
Shengjing Bank Co., Ltd. Class H (c)	56,300	48,032
Shenwan Hongyuan HK, Ltd.	10,000	3,856
Shenzhen Expressway Co., Ltd. Class H	224,482	204,455
Shenzhen International Holdings, Ltd.	64,365	118,070
Shenzhen Investment, Ltd.	152,870	67,560
Shenzhou International Group Holdings, Ltd.	49,000	322,003
Shougang Concord International Enterprises Co., Ltd. (a)	350,000	11,029
Shunfeng International Clean Energy, Ltd. (a)	108,000	6,087
Silver Grant International Industries, Ltd. (a)	112,000	16,930
SINA Corp. (a)	7,312	621,301
Sino-Ocean Group Holding, Ltd.	490,480	240,011
Sinofert Holdings, Ltd. (a) (b)	100,000	12,682
SinoMedia Holding, Ltd. (a)	50,000	10,248
Sinopec Oilfield Service Corp. Class H (a) (b)	118,000	18,592
Sinopec Shanghai Petrochemical Co., Ltd. Class H	502,600	269,120
Sinopharm Group Co., Ltd. Class H	78,400	354,517
Sinosoft Technology Group, Ltd. (b)	63,600	19,716
Sinotrans, Ltd. Class H	569,300	291,708
Sinovac Biotech, Ltd. (a)	10,053	67,858
SITC International Holdings Co., Ltd.	54,000	42,473
SOHO China, Ltd. (a)	37,500	18,494
SPT Energy Group, Inc. (a)	20,000	1,332
Sunac China Holdings, Ltd. (b)	126,000	263,413
Sunny Optical Technology Group Co., Ltd.	59,000	529,050
Synertone Communication Corp. (a)	54,400	927
TCL Multimedia Technology Holdings, Ltd. (a) (b)	37,000	17,300
Tencent Holdings, Ltd.	503,567	18,010,223
Tian Ge Interactive Holdings, Ltd. (c)	56,000	39,885
Tiangong International Co., Ltd.	112,000	9,756
Tianneng Power International, Ltd.	100,000	82,112
Tingyi Cayman Islands Holding Corp.	358,000	424,659
Tong Ren Tang Technologies Co., Ltd. Class H	10,000	15,449

TravelSky Technology, Ltd. Class H	249,841	736,102
Trigiant Group, Ltd.	22,000	3,269
Uni-President China Holdings, Ltd.	57,000	46,073
Universal Health International Group Holding, Ltd. (a)	54,000	1,480
V1 Group, Ltd. (a)	388,200	12,681
Vipshop Holdings, Ltd. ADR (a)	25,642	270,523
Want Want China Holdings, Ltd. (b)	695,000	469,183
Weibo Corp. ADR (a)	1,098	72,984
Weiqiao Textile Co. Class H (d)	125,500	89,707
West China Cement, Ltd. (a) (b)	144,000	21,767
Wisdom Sports Group (a)	60,000	10,453
Xiamen International Port Co., Ltd. Class H	26,000	4,829
Xinchen China Power Holdings, Ltd. (a)	66,000	11,667
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	10,200	14,895
Xinyi Solar Holdings, Ltd. (a) (b)	246,000	70,273
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (c)	6,500	13,805
Yanzhou Coal Mining Co., Ltd. Class H	378,000	338,951
Yestar Healthcare Holdings Co., Ltd. (b)	22,500	11,471
Yingli Green Energy Holding Co., Ltd. ADR (a) (b)	1,853	4,206
Yuexiu Property Co., Ltd.	882,000	150,268
Yuexiu Transport Infrastructure, Ltd.	1,258	902
YY, Inc. ADR (a)	2,242	130,103
Zhaojin Mining Industry Co., Ltd. Class H (b)	29,000	23,738
Zhejiang Expressway Co., Ltd. Class H	401,862	525,078
Zhuzhou CRRC Times Electric Co., Ltd. Class H	60,000	294,372
Zijin Mining Group Co., Ltd. Class H	669,000	221,102
ZTE Corp. Class H (a)	126,927	303,072

		124,135,446

COLOMBIA — 0.6%
Almacenes Exito SA	12,946	65,004
Avianca Holdings SA Preference Shares	193,669	156,580
Banco Davivienda SA Preference Shares	21,772	240,021
Banco de Bogota SA	6,987	144,037
Bancolombia SA	20,239	210,534
Bancolombia SA ADR	7,295	324,992
Bolsa de Valores de Colombia	13,207,714	106,783
Celsia SA ESP	12,458	18,758
Cementos Argos SA	14,163	54,889
Cementos Argos SA Preference Shares	17,192	59,875
Cemex Latam Holdings SA (a)	4,859	18,609
Constructora Conconcreto SA	37,826	11,998
Corp. Financiera Colombiana SA	6,751	59,089
Ecopetrol SA	194,735	87,963
Empresa de Telecomunicaciones de Bogota (a)	383,601	77,597
Grupo Argos SA	5,211	35,376
Grupo Argos SA Preference Shares	22,034	142,082
Grupo Aval Acciones y Valores SA	526,090	216,114

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Grupo de Inversiones Suramericana SA	7,925	$102,724
Grupo de Inversiones Suramericana SA Preference Shares	8,109	102,508
Grupo Nutresa SA	7,199	62,209
Interconexion Electrica SA ESP	29,507	128,843

		2,426,585

CZECH REPUBLIC — 0.3%
CEZ A/S	26,567	461,796
Komercni banka A/S	14,034	561,437
Unipetrol A/S	18,938	234,648

		1,257,881

EGYPT — 0.3%
Commercial International Bank Egypt SAE	252,511	1,114,281
Egypt Kuwait Holding Co. SAE	98,971	63,342
Egyptian Financial Group-Hermes Holding Co.	120,752	162,735
Global Telecom Holding SAE (a)	264,892	101,454
Global Telecom Holding SAE GDR (a) (d)	770	1,475
Orascom Telecom Media And Technology Holding SAE	65,090	2,407

		1,445,694

GREECE — 0.2%
Alpha Bank AE (a)	5,119	12,611
Diana Shipping, Inc. (a)	4,529	18,388
Ellaktor SA (a)	266	440
Eurobank Ergasias SA (a)	4,512	5,043
FF Group (a)	1,441	35,172
Fourlis Holdings SA (a)	132	884
Frigoglass SAIC (a)	227	25
GEK Terna Holding Real Estate Construction SA (a)	325	1,505
Grivalia Properties REIC AE	8,086	84,386
Hellenic Exchanges - Athens Stock Exchange SA	15,338	99,364
Hellenic Telecommunications Organization SA	12,808	153,970
Holding Co. ADMIE IPTO SA (a)	5,208	13,306
Intralot SA-Integrated Lottery Systems & Services (a)	33,869	46,355
JUMBO SA	5,253	95,861
Marfin Investment Group Holdings SA (a)	6,070	1,038
Mytilineos Holdings SA (a)	133	1,253
National Bank of Greece SA (a)	3,087	1,172
OPAP SA	15,804	178,450
Piraeus Bank SA (a)	804	197
Public Power Corp. SA (a)	5,208	13,009
Terna Energy SA	171	778
Titan Cement Co. SA	2,531	71,504

		834,711

HONG KONG — 1.2%
AGTech Holdings, Ltd. (a) (b)	56,000	9,541
Alibaba Pictures Group, Ltd. (a)	1,132,400	188,577
AMVIG Holdings, Ltd.	100,000	30,744
Asian Citrus Holdings, Ltd. (a) (d)	51,000	3,920

Beijing Enterprises Clean Energy Group, Ltd. (a) (b)	1,278,000	30,123
BEP International Holdings, Ltd.	680,000	21,777
Bosideng International Holdings, Ltd.	130,000	11,157
Carnival Group International Holdings, Ltd. (a)	530,000	48,883
CGN Meiya Power Holdings Co., Ltd. (a) (c)	24,000	3,290
Chia Tai Enterprises International, Ltd. (a)	2,300	548
China All Access Holdings, Ltd.	28,000	7,963
China Animation Characters Co., Ltd. (b)	50,000	20,496
China Chengtong Development Group, Ltd. (a)	398,000	24,472
China Fiber Optic Network System Group, Ltd. (a) (d)	88,800	7,963
China Financial International Investments, Ltd. (a)	490,000	18,831
China Financial Leasing Group, Ltd. (a)	80,000	1,486
China Gas Holdings, Ltd.	228,000	460,296
China High Speed Transmission Equipment Group Co., Ltd. (b)	17,000	18,619
China Jicheng Holdings, Ltd. (a) (c)	1,839,000	3,062
China National Culture Group, Ltd. (a)	530,000	1,222
China NT Pharma Group Co., Ltd.	223,600	48,407
China Ocean Industry Group, Ltd. (a)	585,000	13,489
China Oil & Gas Group, Ltd.	132,000	8,962
China Overseas Property Holdings, Ltd. (b)	62,066	12,085
China Public Procurement, Ltd. (a)	636,000	2,118
China Soft Power Technology Holdings, Ltd. (a) (b)	168,000	4,024
China Vanguard Group, Ltd. (a)	70,000	4,663
Citychamp Watch & Jewellery Group, Ltd.	128,000	27,710
Comba Telecom Systems Holdings, Ltd.	116,117	15,618
Concord New Energy Group, Ltd.	120,000	4,996
CP Pokphand Co., Ltd.	404,000	31,051
Digital China Holdings, Ltd. (a) (b)	73,000	56,201
Essex Bio-technology, Ltd.	74,000	40,287
Eternity Investment, Ltd. (a)	40,574	1,086
Feiyu Technology International Co., Ltd. (a) (c)	19,500	2,398
First Shanghai Investments, Ltd. (a)	40,000	5,483
Fullshare Holdings, Ltd. (a) (b)	587,000	234,606
GCL-Poly Energy Holdings, Ltd. (a) (b)	688,000	74,912
Global Bio-Chem Technology Group Co., Ltd. (a)	278,000	5,733
Golden Meditech Holdings, Ltd. (a)	44,000	6,256
Haier Electronics Group Co., Ltd. (a)	57,000	148,224
Hanergy Thin Film Power Group, Ltd. (a) (e)	856,000	—
Hengdeli Holdings, Ltd. (a)	1,709,600	153,299
Hi Sun Technology China, Ltd. (a) (b)	180,000	31,128
Hua Han Health Industry Holdings, Ltd. (a) (b) (e)	283,600	14,441
Hua Hong Semiconductor, Ltd. (c)	7,000	9,505
Huabao International Holdings, Ltd. (a)	26,000	15,520

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Imperial Pacific International Holdings, Ltd. (a) (b)	2,570,000	$40,164
Joy City Property, Ltd.	272,000	42,508
Ju Teng International Holdings, Ltd.	104,500	42,836
Kingboard Chemical Holdings, Ltd.	123,340	491,372
Kingboard Laminates Holdings, Ltd.	66,500	80,245
Lee & Man Paper Manufacturing, Ltd.	61,000	56,652
Life Healthcare Group, Ltd. (a)	88,000	2,514
Millennium Pacific Group Holdings, Ltd. (a)	190,000	2,921
Munsun Capital Group, Ltd. (a)	352,000	3,923
National Agricultural Holdings, Ltd. (a) (b) (d)	72,000	10,976
Neo Telemedia, Ltd.	972,000	36,731
NetDragon Websoft Holdings, Ltd.	27,000	70,384
NewOcean Energy Holdings, Ltd. (a)	22,000	6,735
Newtree Group Holdings, Ltd. (a)	35,000	1,928
Nine Dragons Paper Holdings, Ltd.	189,000	251,792
Portico International Holdings, Ltd. (a)	29,500	11,337
Pou Sheng International Holdings, Ltd.	138,000	24,749
Qianhai Health Holdings, Ltd. (a)	59,221	569
Real Nutriceutical Group, Ltd. (a)	109,000	5,166
Shimao Property Holdings, Ltd.	189,000	323,456
SIM Technology Group, Ltd.	380,000	17,037
Sino Biopharmaceutical, Ltd.	372,000	328,805
Skyworth Digital Holdings, Ltd.	127,225	79,042
Solargiga Energy Holdings, Ltd. (a)	822,000	14,320
SSY Group, Ltd.	23,740	9,701
Sun Art Retail Group, Ltd.	99,500	79,279
Suncorp Technologies, Ltd. (a)	1,180,000	3,779
Tech Pro Technology Development, Ltd. (a)	358,000	4,907
Tibet Water Resources, Ltd. (a) (b)	52,000	20,317
United Laboratories International Holdings, Ltd. (a)	12,000	7,917
Universal Medical Financial & Technical Advisory Services Co., Ltd. (b) (c)	66,600	53,236
Vision Values Holdings, Ltd. (a)	90,000	5,073
Wanda Hotel Development Co., Ltd. (a)	69,000	5,657
Wasion Group Holdings, Ltd. (b)	24,000	11,037
WH Group, Ltd. (c)	606,000	611,710
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (a)	12,250	2,401
Xinyi Glass Holdings, Ltd. (a)	218,000	215,865
Yip’s Chemical Holdings, Ltd.	10,000	4,074

		4,866,287

HUNGARY — 0.6%
MOL Hungarian Oil & Gas PLC	8,891	696,327
OTP Bank PLC	35,920	1,199,500
Richter Gedeon Nyrt	30,757	802,037

		2,697,864

INDIA — 11.8%
Adani Enterprises, Ltd. (a)	1,078	2,211
Adani Ports & Special Economic Zone, Ltd. (a)	74,091	416,148
Adani Power, Ltd. (a)	2,568	1,184
Adani Transmissions, Ltd. (a)	1,299	2,493
AIA Engineering, Ltd.	1,075	23,206

Alok Industries, Ltd. (a)	400,704	17,048
Amtek Auto, Ltd. (a)	11,769	5,899
Anant Raj, Ltd.	102,794	91,602
Apollo Hospitals Enterprise, Ltd. (a)	9,172	180,857
Ashok Leyland, Ltd.	55,177	80,114
Aurobindo Pharma, Ltd.	29,937	317,074
Axis Bank, Ltd.	112,422	899,811
Bajaj Hindusthan Sugar, Ltd. (a)	154,421	34,999
Balrampur Chini Mills, Ltd.	72,388	169,106
BF Investment, Ltd. (a)	17,537	49,420
Bharat Financial Inclusion, Ltd. (a)	4,640	51,732
Bharat Forge, Ltd.	2,008	33,944
Bharat Heavy Electricals, Ltd.	119,317	249,756
Bharti Airtel, Ltd.	194,869	1,144,719
Bharti Infratel, Ltd.	31,707	183,730
Biocon, Ltd. (a)	11,281	57,777
Bosch, Ltd.	130	46,916
Britannia Industries, Ltd.	7,662	437,411
Cipla, Ltd.	81,451	700,123
Coal India, Ltd.	52,256	197,463
CORE Education & Technologies, Ltd. (a) (e)	9,253	—
DCB Bank, Ltd.	216,201	664,282
Dewan Housing Finance Corp., Ltd.	60,346	408,173
Dr Reddy’s Laboratories, Ltd. ADR	22,827	961,930
Educomp Solutions, Ltd. (a)	23,748	2,939
Eicher Motors, Ltd. (a)	824	344,699
Era Infra Engineering, Ltd. (a) (d)	2,941	68
Fortis Healthcare, Ltd. (a)	42,569	106,690
GAIL India, Ltd.	119,470	668,071
Gammon India, Ltd. (a)	64,842	9,329
Gateway Distriparks, Ltd.	25,472	101,592
Gitanjali Gems, Ltd.	2,100	2,022
Glenmark Pharmaceuticals, Ltd.	6,915	67,698
Godrej Consumer Products, Ltd. (d)	12,362	185,150
Godrej Industries, Ltd. (a)	43,824	432,426
Grasim Industries, Ltd. GDR	230	4,425
GRUH Finance, Ltd.	71,605	493,190
GTL Infrastructure, Ltd. (a)	448,546	32,615
GTL, Ltd. (a)	2,566	506
Gujarat NRE Coke, Ltd. (a)	19,140	459
Gujarat Pipavav Port, Ltd.	4,695	10,859
GVK Power & Infrastructure, Ltd. (a)	198,361	26,392
HCL Technologies, Ltd.	44,163	581,370
HDFC Bank, Ltd.	50,852	1,299,711
Hero MotoCorp, Ltd.	26,084	1,493,653
Hindalco Industries, Ltd.	83,018	245,249
Hindustan Construction Co., Ltd. (a)	24,665	14,920
Hindustan Unilever, Ltd.	112,063	1,871,719
Housing Development & Infrastructure, Ltd. (a)	20,846	27,461
Housing Development Finance Corp., Ltd.	170,491	4,259,670
ICICI Bank, Ltd. ADR	249,387	2,236,997
Idea Cellular, Ltd.	35,171	46,387
IDFC Bank, Ltd.	27	23
IDFC, Ltd. (a)	18	15
Indiabulls Housing Finance, Ltd.	12,351	205,632
Indiabulls Real Estate, Ltd. (a)	30,935	95,766
Indian Hotels Co., Ltd.	112,024	231,890

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Infosys, Ltd. ADR (b)	238,167	$3,577,268
IRB Infrastructure Developers, Ltd.	6,491	20,998
ITC, Ltd.	221,430	1,108,734
ITC, Ltd. GDR	63,217	316,540
IVRCL, Ltd. (a)	17,319	1,246
Jain Irrigation Systems, Ltd.	17,185	27,318
Jaiprakash Associates, Ltd. (a)	91,975	31,020
Jet Airways India, Ltd. (a)	23,167	202,164
Jindal Steel & Power, Ltd. (a)	8,213	15,654
Kotak Mahindra Bank, Ltd.	48,863	722,503
Lanco Infratech, Ltd. (a)	39,576	735
Larsen & Toubro, Ltd. GDR	52,789	1,361,956
LIC Housing Finance, Ltd.	25,772	295,927
Lupin, Ltd.	15,672	256,971
Magma Fincorp, Ltd.	12,336	30,975
Mahanagar Telephone Nigam, Ltd. (a)	81,068	25,335
Mahindra & Mahindra Financial Services, Ltd.	23,230	123,971
Mahindra & Mahindra, Ltd. GDR	59,460	1,272,444
Marico, Ltd.	16,674	81,090
Marksans Pharma, Ltd.	17,683	11,203
Maruti Suzuki India, Ltd.	18,550	2,071,344
Mindtree, Ltd.	4,787	39,177
Monnet Ispat & Energy, Ltd. (a)	6,660	3,637
MRF, Ltd.	240	253,695
NCC, Ltd.	28,805	38,904
NTPC, Ltd.	163,706	402,569
Oil & Natural Gas Corp., Ltd.	349,750	851,142
OnMobile Global, Ltd.	5,682	5,942
Opto Circuits India, Ltd. (a)	5,562	762
Page Industries, Ltd.	301	77,939
PS IT Infrastructure & Services, Ltd. (a)	132	148
PTC India, Ltd.	74,952	111,957
Punj Lloyd, Ltd. (a)	10,674	3,311
Rajesh Exports, Ltd.	12,199	130,120
RattanIndia Infrastructure, Ltd. (a)	62,761	4,078
REI Agro, Ltd. (a)	1,677,431	7,785
Reliance Capital, Ltd.	10,314	102,697
Reliance Communications, Ltd. (a)	126,840	42,190
Reliance Industries, Ltd. GDR (a) (c)	77,446	3,307,331
Reliance Infrastructure, Ltd.	30,316	233,312
Rolta India, Ltd. (a)	7,367	5,864
Ruchi Soya Industries, Ltd. (a)	48,460	15,932
SE Investments, Ltd.	10,341	24,630
Sharda Cropchem, Ltd.	3,142	23,340
Shree Renuka Sugars, Ltd. (a)	109,625	21,285
Shriram Transport Finance Co., Ltd.	10,706	165,598
Siemens, Ltd.	27,633	570,893
Sintex Industries, Ltd.	75,869	28,288
Sintex Plastics Technology, Ltd. (a) (d)	70,273	92,900
State Bank of India GDR	14,229	604,733
Strides Shasun, Ltd.	3,021	46,763
Sun Pharma Advanced Research Co., Ltd. (a)	3,259	15,368
Sun Pharmaceutical Industries, Ltd.	96,966	833,634
Sun TV Network, Ltd.	9,172	115,846
Suzlon Energy, Ltd. (a)	524,792	152,231
Symphony, Ltd.	1,360	28,633
Tata Communications, Ltd.	20,609	230,489
Tata Consultancy Services, Ltd.	56,187	2,053,504

Tata Elxsi, Ltd.	1,725	42,291
Tata Motors, Ltd. ADR	42,854	1,414,611
Tata Power Co., Ltd.	297,411	370,628
Tata Steel, Ltd.	43,224	364,951
Tech Mahindra, Ltd.	39,522	233,570
UltraTech Cement, Ltd.	1,771	108,475
Unitech, Ltd. (a)	169,085	15,565
United Breweries, Ltd.	6,458	78,095
United Spirits, Ltd. (a)	5,774	214,242
UPL, Ltd.	15,782	205,194
Vedanta, Ltd.	53,195	204,962
Videocon Industries, Ltd. (a)	30,562	9,977
VST Industries, Ltd.	2,402	132,565
Welspun India, Ltd.	20,038	25,638
Wipro, Ltd. ADR (b)	188,368	979,514
Wockhardt, Ltd.	2,726	25,477
Zee Entertainment Enterprises, Ltd.	50,581	384,498

		49,540,997

INDONESIA — 2.9%
Alam Sutera Realty Tbk PT	763,400	18,215
Astra International Tbk PT	2,538,488	1,699,944
Bank Central Asia Tbk PT	1,675,687	2,282,027
Bank Danamon Indonesia Tbk PT	510,618	196,355
Bank Mandiri Persero Tbk PT	1,265,349	1,210,520
Bank Negara Indonesia Persero Tbk PT	205,100	101,569
Bank Rakyat Indonesia Persero Tbk PT	1,270,165	1,453,387
Barito Pacific Tbk PT (a)	992,800	218,263
Bekasi Fajar Industrial Estate Tbk PT	475,400	11,629
Bumi Resources Tbk PT (a)	1,115,100	28,447
Bumi Serpong Damai Tbk PT	404,000	55,473
Charoen Pokphand Indonesia Tbk PT	441,800	105,415
Ciputra Development Tbk PT	632,952	55,566
Citra Marga Nusaphala Persada Tbk PT (a)	171,941	17,675
Garuda Indonesia Persero Tbk PT (a)	1,354,000	35,355
Global Mediacom Tbk PT	65,000	2,829
Indocement Tunggal Prakarsa Tbk PT	53,300	73,786
Indofood Sukses Makmur Tbk PT	1,114,351	719,071
Indosat Tbk PT	268,600	131,000
Japfa Comfeed Indonesia Tbk PT	116,500	11,888
Kalbe Farma Tbk PT	5,581,667	680,563
Kawasan Industri Jababeka Tbk PT	522,531	12,781
Lippo Cikarang Tbk PT (a)	18,600	5,736
Lippo Karawaci Tbk PT	1,307,800	64,764
Matahari Putra Prima Tbk PT (a)	65,200	3,425
Mayora Indah Tbk PT	936,175	155,239
Medco Energi Internasional Tbk PT (a)	699,000	120,106
Media Nusantara Citra Tbk PT	86,800	11,984
Modernland Realty Tbk PT (a)	818,400	16,580
Pakuwon Jati Tbk PT	576,500	26,603
Perusahaan Gas Negara Persero Tbk	1,532,800	258,773
Semen Indonesia Persero Tbk PT	87,000	65,279
Sigmagold Inti Perkasa Tbk PT (a)	1,312,600	4,924
Summarecon Agung Tbk PT	445,200	43,092
Telekomunikasi Indonesia Persero Tbk PT	3,879,500	1,315,726
Tiga Pilar Sejahtera Food Tbk (a)	628,800	78,556
Unilever Indonesia Tbk PT	64,200	235,075
United Tractors Tbk PT	269,415	554,901

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

XL Axiata Tbk PT (a)	82,525	$21,115

		12,103,636

MALAYSIA — 2.7%
Aeon Co. M Bhd	882,890	460,712
AEON Credit Service M Bhd	12,100	53,951
AirAsia Bhd	137,200	103,875
Alliance Financial Group Bhd	526,900	472,567
Axiata Group Bhd	163,523	183,993
Berjaya Sports Toto Bhd	253,114	149,180
Bintulu Port Holdings Bhd (d)	94	133
British American Tobacco Malaysia Bhd	5,700	57,655
Bursa Malaysia Bhd	106,993	264,202
Capitaland Malaysia Mall Trust REIT	169,000	60,236
Carlsberg Brewery Malaysia Bhd Class B	268,976	939,895
CIMB Group Holdings Bhd	172,462	264,359
Dialog Group Bhd	1,848,767	826,909
DiGi.Com Bhd	677,400	789,023
Felda Global Ventures Holdings Bhd	46,900	18,683
Genting Bhd	409,100	896,796
Genting Malaysia Bhd	106,100	135,942
Guan Chong Bhd	103,200	27,407
Hap Seng Plantations Holdings Bhd	12,100	7,329
IHH Healthcare Bhd	119,100	159,534
IOI Corp. Bhd	647,860	671,608
IOI Properties Group Bhd	561,562	287,803
Iskandar Waterfront City Bhd (a)	40,900	15,054
KLCCP Stapled Group	68,400	127,314
KNM Group Bhd (a)	546,921	33,126
KPJ Healthcare Bhd	48,020	47,207
Lingkaran Trans Kota Holdings Bhd	43,200	59,275
Magnum Bhd	389,760	157,079
Malayan Banking Bhd	320,637	719,307
Malaysian Resources Corp. Bhd (a)	721,300	231,883
MPHB Capital Bhd (a)	194,030	73,677
Naim Holdings Bhd (a)	87	26
OSK Holdings Bhd	755,506	285,120
Pavilion Real Estate Investment Trust	162,800	66,749
Pos Malaysia Bhd	128,200	158,284
Public Bank Bhd	118,100	559,047
Sapura Energy Bhd	66,100	24,483
Sime Darby Bhd	141,224	312,541
SP Setia Bhd Group	37,972	30,872
SP Setia Bhd Group Series RCPs, Preference Shares (a)	10,257	2,676
Sunway Real Estate Investment Trust	169,100	70,119
TA Enterprise Bhd	667,100	99,459
TA Global Bhd	478,156	35,645
Telekom Malaysia Bhd	86,527	134,044
Tenaga Nasional Bhd	121,700	400,880
UEM Edgenta Bhd	87,100	53,567
UEM Sunrise Bhd	539,588	150,841
UMW Holdings Bhd (a)	37,300	51,875
Unisem M Bhd	36,400	30,357
United Plantations Bhd	7,300	47,446
VS Industry Bhd	170,400	82,170
WCT Holdings Bhd	976,096	468,419

		11,360,334

MEXICO — 4.3%
Alfa SAB de CV Class A	513,054	731,892
America Movil SAB de CV Series L	2,918,323	2,354,039
Axtel SAB de CV (a) (b)	207,507	43,222
Cemex SAB de CV Series CPO (a)	1,509,375	1,421,834
Coca-Cola Femsa SAB de CV Series L	75,866	644,535
Consorcio ARA SAB de CV Series	206,182	68,918
Desarrolladora Homex SAB de CV Class C1 (a)	4,077	306
El Puerto de Liverpool SAB de CV Series C1	42,943	339,681
Fibra Uno Administracion SA de CV REIT	176,593	335,824
Fomento Economico Mexicano SAB de CV	251,937	2,488,225
Grupo Aeroportuario del Sureste SAB de CV Class B	55,775	1,179,981
Grupo Bimbo SAB de CV Series A	352,679	888,530
Grupo Elektra SAB de CV	6,413	270,214
Grupo Financiero Banorte SAB de CV Series O	198,531	1,265,680
Grupo Financiero Inbursa SAB de CV Series O	159,139	272,562
Grupo Mexico SAB de CV Series B	392,795	1,108,305
Grupo Televisa SAB Series CPO	236,004	1,153,306
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (a)	203,175	348,433
Industrias CH SAB de CV Series B (a)	55,157	275,179
Industrias Penoles SAB de CV	19,127	432,773
Kimberly-Clark de Mexico SAB de CV Class A	314,196	666,591
Sare Holding SAB de CV Class B (a)	231,198	1,303
Telesites SAB de CV (a)	147,233	108,352
TV Azteca SAB de CV (b)	474,337	80,193
Urbi Desarrollos Urbanos SAB de CV (a)	30,541	10,799
Wal-Mart de Mexico SAB de CV	613,443	1,427,885

		17,918,562

MONACO — 0.0% (h)
GasLog, Ltd.	2,121	32,345

NETHERLANDS — 0.1%
VEON, Ltd. ADR	51,088	199,754

PERU — 0.8%
Cia de Minas Buenaventura SAA ADR (g)	35,148	404,202
Cia de Minas Buenaventura SAA ADR (g)	5,932	68,989
Credicorp, Ltd.	9,192	1,648,953
Southern Copper Corp. (g)	27,766	961,536
Southern Copper Corp. (g)	4,688	162,580
Volcan Cia Minera SAA Class B	566,681	144,878

		3,391,138

PHILIPPINES — 1.6%
Alliance Global Group, Inc.	256,400	72,662
Ayala Land, Inc.	1,651,080	1,300,643
Bank of the Philippine Islands	595,297	1,226,930
BDO Unibank, Inc.	484,426	1,190,425
Bloomberry Resorts Corp. (a)	100,200	18,368

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Cebu Air, Inc.	179,050	$347,384
Cebu Holdings, Inc.	910,100	95,050
D&L Industries, Inc.	272,500	64,912
DoubleDragon Properties Corp. (a)	180,550	170,853
East West Banking Corp.	102,500	57,689
Filinvest Land, Inc.	7,595,000	251,361
First Philippine Holdings Corp.	50,130	69,542
Global Ferronickel Holdings, Inc. (a)	191,333	9,517
GMA Holdings, Inc.	440,200	51,994
GT Capital Holdings, Inc.	1,210	29,015
JG Summit Holdings, Inc.	59,720	95,864
Megawide Construction Corp. (a)	572,788	212,043
Megaworld Corp.	819,300	69,818
Nickel Asia Corp.	68,700	8,713
PLDT, Inc.	12,650	450,747
Puregold Price Club, Inc.	38,800	34,256
San Miguel Corp.	17,400	35,862
SM Investments Corp.	20,520	326,547
SM Prime Holdings, Inc.	383,790	250,992
Top Frontier Investment Holdings, Inc. (a)	1,961	11,775
Universal Robina Corp.	28,690	92,620
Vista Land & Lifescapes, Inc.	130,578	15,035

		6,560,617

POLAND — 1.2%
Asseco Poland SA	10,667	140,288
Bank Pekao SA	19,452	654,642
Bank Zachodni WBK SA	2,875	265,381
Bioton SA (a)	132	196
Eurocash SA	1,000	8,360
Getin Holding SA (a)	38,173	13,691
Getin Noble Bank SA (a)	35,425	13,470
Globe Trade Centre SA	33,057	86,469
Grupa Lotos SA (a)	20,668	284,246
KGHM Polska Miedz SA	20,833	621,625
LPP SA	58	111,830
mBank SA (a)	3,150	392,529
Orange Polska SA (a)	127,561	176,466
Orbis SA	9,992	229,032
PGE Polska Grupa Energetyczna SA	72,587	237,043
Polimex-Mostostal SA (a)	1,874	3,300
Polski Koncern Naftowy ORLEN SA	27,564	831,759
Powszechna Kasa Oszczednosci Bank Polski SA (a)	57,676	535,964
Powszechny Zaklad Ubezpieczen SA	37,099	446,092

		5,052,383

QATAR — 0.6%
Aamal Co.	5,459	16,867
Industries Qatar QSC	5,156	134,520
Mannai Corp. QSC	3,383	67,006
Masraf Al Rayan QSC	36,704	396,079
Mazaya Qatar Real Estate Development QSC (a)	21,043	61,685
Medicare Group	2,743	61,448
National Leasing	29,492	113,927
Ooredoo QSC	9,417	236,428
Qatar Electricity & Water Co. QSC	873	45,291
Qatar Insurance Co. SAQ	8,983	165,407

Qatar National Bank QPSC	23,050	799,735
Qatari Investors Group QSC	9,167	121,963
Vodafone Qatar QSC (a)	36,528	85,422

		2,305,778

RUSSIA — 3.7%
Evraz PLC (a)	24,040	64,608
Gazprom PJSC ADR	609,449	2,412,199
LSR Group PJSC GDR	14,518	41,376
LUKOIL PJSC ADR	49,693	2,420,049
Magnit PJSC GDR	17,050	579,700
Mail.Ru Group, Ltd. GDR (a)	4,274	112,620
Mechel PJSC ADR (a)	18,296	84,711
MMC Norilsk Nickel PJSC ADR	72,741	1,003,826
Mobile TeleSystems PJSC ADR	92,577	775,795
Novatek PJSC GDR	9,609	1,070,442
Novolipetsk Steel PJSC GDR	3,928	76,046
Novorossiysk Commercial Sea Port PJSC GDR	6,111	54,144
Polymetal International PLC	13,247	148,154
Rosneft Oil Co. PJSC GDR	148,987	809,744
Rostelecom PJSC ADR	11,014	80,017
Sberbank of Russia PJSC ADR (g)	128,678	1,336,964
Sberbank of Russia PJSC ADR (g)	64,176	664,222
Severstal PJSC GDR	55,782	731,860
Sistema PJSC FC GDR	16,108	67,332
Surgutneftegas OJSC ADR	215,234	925,506
Tatneft PJSC ADR (g)	12,997	490,409
Tatneft PJSC ADR (g)	18,859	710,984
TMK PAO GDR	1,907	10,107
TMK PJSC GDR	3,612	19,144
VTB Bank PJSC GDR	245,146	515,542
X5 Retail Group NV GDR (a)	4,466	154,747
Yandex NV Class A (a)	12,308	322,962

		15,683,210

SOUTH AFRICA — 6.8%
Adbee Rf, Ltd. (a)	1,912	6,749
Adcock Ingram Holdings, Ltd.	10,814	48,778
Adcorp Holdings, Ltd.	62,428	64,322
African Phoenix Investments, Ltd. (a)	73,687	3,712
African Rainbow Minerals, Ltd.	13,313	85,665
Allied Electronics Corp., Ltd. Class A (a)	52,875	46,206
Anglo American Platinum, Ltd. (a)	3,639	83,251
AngloGold Ashanti, Ltd.	32,051	313,110
ArcelorMittal South Africa, Ltd. (a)	19,218	7,774
Aspen Pharmacare Holdings, Ltd.	31,922	699,470
Aveng, Ltd. (a)	71,838	32,074
Barclays Africa Group, Ltd.	43,177	473,703
Barloworld, Ltd.	30,725	255,133
Bid Corp., Ltd.	12,315	281,236
Bidvest Group, Ltd.	45,051	541,815
Coronation Fund Managers, Ltd.	64,907	322,937
Discovery, Ltd.	44,252	432,033
FirstRand, Ltd. (b)	340,711	1,226,066
Foschini Group, Ltd.	29,534	309,439
Gold Fields, Ltd.	71,467	245,069
Grindrod, Ltd. (a)	120,886	102,042
Group Five, Ltd.	34,351	48,764

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Growthpoint Properties, Ltd. REIT	95,710	$178,819
Harmony Gold Mining Co., Ltd.	28,938	47,882
Impala Platinum Holdings, Ltd. (a)	51,380	144,503
Imperial Holdings, Ltd.	23,727	291,551
Investec, Ltd.	26,186	192,860
Invicta Holdings, Ltd.	48,998	216,896
Kumba Iron Ore, Ltd. (a)	5,098	66,615
Lewis Group, Ltd.	31,051	77,376
Massmart Holdings, Ltd.	20,212	162,745
Mediclinic International PLC	15,743	152,041
MMI Holdings, Ltd.	114,931	177,539
Mr. Price Group, Ltd.	21,070	250,862
MTN Group, Ltd.	130,148	1,133,363
Murray & Roberts Holdings, Ltd.	86,050	85,837
Naspers, Ltd. Class N	37,387	7,261,966
Nedbank Group, Ltd.	34,929	556,598
Netcare, Ltd.	270,367	530,933
Northam Platinum, Ltd. (a)	36,162	111,639
PPC, Ltd. (a)	44,573	17,996
PSG Group, Ltd.	29,375	538,065
Rand Merchant Investment Holdings, Ltd.	142,614	424,386
Remgro, Ltd.	61,012	993,980
RMB Holdings, Ltd.	116,239	521,201
Sanlam, Ltd.	183,040	905,247
Sappi, Ltd.	36,500	242,609
Sasol, Ltd.	42,965	1,201,807
Shoprite Holdings, Ltd.	61,283	932,540
Sibanye Gold, Ltd.	176,824	203,106
Standard Bank Group, Ltd.	117,770	1,294,684
Steinhoff International Holdings NV	262,988	1,345,800
Sun International, Ltd.	21,374	90,015
Telkom SA SOC, Ltd.	34,599	162,531
Tiger Brands, Ltd.	25,259	709,238
Tiso Blackstar Group SE (d)	255	181
Trans Hex Group, Ltd. (a)	884	210
Truworths International, Ltd. (b)	51,741	282,349
Vodacom Group, Ltd.	45,267	567,526
Wilson Bayly Holmes-Ovcon, Ltd.	29,756	317,920
Woolworths Holdings, Ltd.	105,402	495,938
Zambezi Platinum RF, Ltd. Series ZPLP, Preference Shares (a)	9,281	38,852

		28,555,554

TAIWAN — 14.9%
Acer, Inc. (a)	362,701	190,174
Adlink Technology, Inc.	65,665	132,971
Advanced Ceramic X Corp.	4,000	48,652
Advanced Semiconductor Engineering, Inc.	781,117	1,002,716
Advanced Wireless Semiconductor Co.	13,000	27,436
Advancetek Enterprise Co., Ltd.	347,694	248,026
Advantech Co., Ltd.	5,499	38,956
AGV Products Corp. (a)	636,415	158,371
Airmate Cayman International Co., Ltd. (a)	11,000	11,047
APCB, Inc. (a)	124,000	130,033
Asustek Computer, Inc.	66,340	626,981
AU Optronics Corp. ADR (b)	131,784	600,935
Audix Corp.	75,600	100,030

Bank of Kaohsiung Co., Ltd.	195,390	64,167
Basso Industry Corp.	324,900	907,840
Biostar Microtech International Corp. (a)	249,000	120,735
C Sun Manufacturing, Ltd. (a)	122,000	75,398
Carnival Industrial Corp. (a)	247,000	39,949
Catcher Technology Co., Ltd.	68,000	812,558
Cathay Financial Holding Co., Ltd.	634,541	1,045,053
Cathay No 1 REIT	178,000	84,787
Center Laboratories, Inc. (a)	74,238	148,134
Chailease Holding Co., Ltd.	65,608	182,891
Champion Building Materials Co., Ltd. (a)	178,000	42,891
Chang Hwa Commercial Bank, Ltd.	1,009,396	579,026
Chang Wah Electromaterials, Inc.	7,431	32,001
Charoen Pokphand Enterprise	576,060	1,412,691
Chen Full International Co., Ltd.	12,000	19,191
Cheng Loong Corp.	64,000	30,191
Cheng Shin Rubber Industry Co., Ltd.	53,850	114,533
China Airlines, Ltd.	246,000	74,641
China Chemical & Pharmaceutical Co., Ltd.	190,000	118,047
China Development Financial Holding Corp.	1,531,945	444,677
China Steel Chemical Corp.	71,595	274,189
China Steel Corp.	992,451	807,468
Chipbond Technology Corp.	51,000	78,462
Chlitina Holding, Ltd.	2,000	9,204
Chong Hong Construction Co., Ltd.	7,717	17,428
Chung Hwa Pulp Corp.	247,794	82,679
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	68,000	54,543
Chunghwa Telecom Co., Ltd.	314,457	1,116,415
CMC Magnetics Corp. (a)	295,933	38,816
Coland Holdings, Ltd.	11,938	16,482
Compal Electronics, Inc.	631,774	425,752
Coxon Precise Industrial Co., Ltd.	10,000	9,648
CTBC Financial Holding Co., Ltd.	1,742,527	1,142,781
Da-Li Development Co., Ltd.	175,536	152,339
Delta Electronics, Inc.	251,167	1,374,731
Dimerco Express Corp.	326,000	258,271
E.Sun Financial Holding Co., Ltd.	208,569	128,213
Eclat Textile Co., Ltd.	8,681	105,873
Elan Microelectronics Corp.	2,000	2,781
Elite Advanced Laser Corp.	9,600	43,392
Elite Material Co., Ltd.	13,000	63,034
Elite Semiconductor Memory Technology, Inc.	194,750	235,915
Epistar Corp. (a)	69,180	63,790
Etron Technology, Inc. (a)	12,445	4,766
Eva Airways Corp.	170,021	84,116
Excelsior Medical Co., Ltd.	57,344	91,426
Far Eastern New Century Corp.	690,850	562,082
Feng TAY Enterprise Co., Ltd.	15,747	69,624
Flytech Technology Co., Ltd.	8,854	28,873
Formosa Chemicals & Fibre Corp.	324,243	1,017,923
Formosa Plastics Corp.	511,714	1,559,365
Founding Construction & Development Co., Ltd.	548,677	279,569
Foxconn Technology Co., Ltd.	176,223	531,797

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Fubon Financial Holding Co., Ltd. (a)	809,903	$1,289,934
Fullerton Technology Co., Ltd.	61,000	51,234
Fwusow Industry Co., Ltd.	247,627	138,792
Giant Manufacturing Co., Ltd.	57,302	327,763
Grape King Bio, Ltd.	58,664	390,515
Great Wall Enterprise Co., Ltd.	63,300	67,212
HannStar Display Corp. (a)	171,500	51,473
Himax Technologies, Inc. ADR (b)	6,383	52,341
Hiwin Technologies Corp.	9,361	63,238
Hocheng Corp.	369,000	110,991
Hon Hai Precision Industry Co., Ltd.	1,299,495	4,998,058
Hong TAI Electric Industrial	241,000	74,391
Hota Industrial Manufacturing Co., Ltd.	9,574	47,209
Hotai Motor Co., Ltd.	57,433	719,328
HTC Corp. (a)	119,198	284,476
Hua Nan Financial Holdings Co., Ltd.	1,029,984	597,607
Hung Sheng Construction, Ltd.	129,000	82,692
Ibase Technology, Inc.	194,290	379,383
Innolux Corp.	495,820	259,156
Iron Force Industrial Co., Ltd.	6,000	29,389
Janfusun Fancyworld Corp. (a)	742,112	71,723
KEE TAI Properties Co., Ltd.	125,000	46,639
Kenda Rubber Industrial Co., Ltd.	4,766	7,567
Kerry TJ Logistics Co., Ltd.	118,000	146,821
Kindom Construction Corp.	70,000	46,828
Kung Long Batteries Industrial Co., Ltd.	9,000	47,929
Kuoyang Construction Co., Ltd.	70,225	31,973
Kwong Fong Industries Corp.	46,974	42,774
Land Mark Optoelectronics Corp.	2,600	29,744
Largan Precision Co., Ltd.	4,000	637,738
Leofoo Development Co., Ltd.	246,645	67,053
Li Cheng Enterprise Co., Ltd.	7,440	22,281
Lite-On Technology Corp.	325,265	534,624
Long Bon International Co., Ltd.	11,000	5,695
Long Chen Paper Co., Ltd.	1,803,932	2,022,159
Makalot Industrial Co., Ltd.	4,139	20,001
MediaTek, Inc.	118,329	1,013,304
Medigen Biotechnology Corp. (a)	5,248	9,178
Mega Financial Holding Co., Ltd.	742,333	617,391
Merida Industry Co., Ltd.	2,100	11,252
Merry Electronics Co., Ltd.	13,356	82,981
Mosel Vitelic, Inc. (a)	3,758	383
Namchow Chemical Industrial Co., Ltd.	117,000	247,692
Nan Ya Plastics Corp.	506,486	1,257,058
Nanya Technology Corp.	3,982	7,173
National Petroleum Co., Ltd.	570,003	742,953
Neo Solar Power Corp. (a)	48,938	23,488
New Era Electronics Co., Ltd.	55,000	39,053
Newmax Technology Co., Ltd. (a)	54,185	72,318
Nexcom International Co., Ltd.	135,638	126,185
Novatek Microelectronics Corp.	63,225	255,643
OBI Pharma, Inc. (a)	3,000	23,767
Pacific Hospital Supply Co., Ltd.	53,000	137,291
Pan Jit International, Inc.	9,000	5,311
Parade Technologies, Ltd.	4,000	49,178
PChome Online, Inc.	3,314	25,601
Pegatron Corp.	119,686	374,953
Phytohealth Corp. (a)	9,000	8,565

Pihsiang Machinery Manufacturing Co., Ltd. (a) (d)	51,000	29,004
Portwell, Inc.	57,000	81,134
Pou Chen Corp.	432,462	598,509
Powertech Technology, Inc.	131,285	405,249
Precision Silicon Corp. (a)	909	647
Promate Electronic Co., Ltd.	121,000	123,307
ProMOS Technologies, Inc. (a) (e)	130,950	—
Quanta Computer, Inc.	440,664	1,042,992
Radiant Opto-Electronics Corp.	14,000	31,157
Sampo Corp.	432,000	249,941
Sesoda Corp.	178,880	168,472
Shih Wei Navigation Co., Ltd. (a)	237,321	72,710
Shin Kong Financial Holding Co., Ltd. (a)	563,663	150,088
Silicon Motion Technology Corp. ADR	1,756	84,692
Siliconware Precision Industries Co., Ltd.	240,473	388,535
Sinbon Electronics Co., Ltd.	139,068	328,241
Sinon Corp.	242,000	126,887
SinoPac Financial Holdings Co., Ltd.	1,507,273	460,803
Sinphar Pharmaceutical Co., Ltd.	169,524	126,502
Solar Applied Materials Technology Co. (a)	65,000	26,816
Solartech Energy Corp. (a)	10,041	4,126
Stark Technology, Inc.	117,000	115,385
Supreme Electronics Co., Ltd.	315,818	346,756
Ta Ya Electric Wire & Cable (a)	747,000	157,160
Tainan Enterprises Co., Ltd.	71,000	60,450
Taishin Financial Holding Co., Ltd.	1,380,938	628,731
Taisun Enterprise Co., Ltd. (a)	307,000	168,537
Taiwan Acceptance Corp.	9,000	32,101
Taiwan Cement Corp.	564,533	653,240
Taiwan Chinsan Electronic Industrial Co., Ltd.	60,000	115,779
Taiwan Cogeneration Corp.	73,000	56,394
Taiwan Fire & Marine Insurance Co., Ltd.	54,000	34,882
Taiwan FU Hsing Industrial Co., Ltd.	65,000	90,171
Taiwan Land Development Corp.	390,750	143,224
Taiwan Mobile Co., Ltd.	4,000	15,056
Taiwan Paiho, Ltd.	75,433	283,928
Taiwan Pulp & Paper Corp. (a)	596,000	340,907
Taiwan Sakura Corp.	143,200	170,880
Taiwan Semiconductor Manufacturing Co., Ltd.	1,325,500	9,085,034
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	48,176	1,684,233
Taiwan TEA Corp.	194,913	105,402
Taiwan Union Technology Corp.	249,000	456,746
Taiyen Biotech Co., Ltd.	111,500	111,610
Tatung Co., Ltd. (a)	320,885	138,713
TPK Holding Co., Ltd. (a)	8,000	24,510
Transasia Airways Corp. (a) (e)	361,784	—
Tripod Technology Corp.	131,320	418,307
TrueLight Corp.	9,100	11,652
Tung Thih Electronic Co., Ltd.	5,000	31,065
Uni-President Enterprises Corp.	242,993	487,264
United Microelectronics Corp. ADR (b)	482,225	1,176,629
Unity Opto Technology Co., Ltd.	12,759	4,907

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Ve Wong Corp.	119,000	$97,015
Visual Photonics Epitaxy Co., Ltd.	181,151	363,255
Wei Chuan Foods Corp. (a)	61,000	37,799
Wei Mon Industry Co., Ltd. (a) (e)	240,450	—
Weikeng Industrial Co., Ltd.	132,526	76,239
Winbond Electronics Corp.	71,000	42,595
Wistron Corp.	312,871	318,322
Zeng Hsing Industrial Co., Ltd.	55,350	263,831
Zenitron Corp.	259,000	163,046

		62,336,492

THAILAND — 3.1%
Advanced Info Service PCL (d)	202,415	1,057,659
Airports of Thailand PCL (d)	323,200	449,550
Bangkok Dusit Medical Services PCL (d)	93,000	52,564
Bangkok Expressway & Metro PCL (d)	6,026,608	1,321,702
Bangkok Land PCL (d)	1,306,900	70,404
Bank of Ayudhya PCL	40,300	44,191
Banpu PCL (d)	453,960	221,835
BEC World PCL (d)	50,200	31,033
Big C Supercenter PCL (d)	300	1,969
BTS Group Holdings PCL (d)	61,500	15,389
Bumrungrad Hospital PCL (d)	13,700	69,165
Central Pattana PCL (d)	97,600	198,964
Central Plaza Hotel PCL (d)	71,900	80,430
CH Karnchang PCL (d)	12,448	10,627
Charoen Pokphand Foods PCL (d)	36,900	26,939
CP ALL PCL (d)	337,700	623,806
Electricity Generating PCL (d)	150,474	947,937
IRPC PCL (d)	1,698,358	267,478
Jasmine International PCL (d)	513,741	123,256
Kasikornbank PCL	107,400	630,742
Krung Thai Bank PCL (d)	82,500	45,658
Land & Houses PCL (d)	130,300	39,125
Minor International PCL (d)	17,428	20,650
Pruksa Holding PCL (d)	49,700	32,626
PTT Exploration & Production PCL (d)	213,230	541,392
PTT Global Chemical PCL (d)	42,600	85,902
PTT PCL (d)	106,936	1,164,743
Quality Houses PCL (d)	458,483	34,822
Sansiri PCL (d)	476,333	31,690
Siam Cement PCL	73,923	1,092,415
Siam Commercial Bank PCL (d)	217,902	997,461
Siam Future Development PCL (d)	333,913	58,978
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	163,266	80,263
Thai Airways International PCL (a) (d)	117,900	67,332
Thai Beverage PCL	750,500	490,576
Thai Oil PCL (d)	209,395	486,965
Thaicom PCL (d)	74,800	35,451
TICON Industrial Connection PCL (d)	210,980	90,677
Tisco Financial Group PCL (d)	259,018	579,493
Tisco Financial Group PCL NVDR	11,200	25,057
TMB Bank PCL (d)	8,495,717	575,218
Total Access Communication PCL (d)	13,200	20,400
True Corp. PCL (a) (d)	945,610	172,587
TTCL PCL (d)	13,000	7,042

U City PCL (a) (d)	15,543,600	13,727

		13,035,890

TURKEY — 1.4%
Akbank TAS	192,306	535,010
Anadolu Efes Biracilik Ve Malt Sanayii A/S	41,338	256,298
Aselsan Elektronik Sanayi Ve Ticaret A/S	11,420	70,869
BIM Birlesik Magazalar A/S	7,532	139,519
Coca-Cola Icecek A/S	868	9,950
Dogan Sirketler Grubu Holding A/S (a)	268,081	56,317
Eregli Demir ve Celik Fabrikalari TAS	284,357	569,109
Haci Omer Sabanci Holding A/S	102,586	318,311
KOC Holding A/S	153,960	707,179
Migros Ticaret A/S (a)	1,615	12,636
Tupras Turkiye Petrol Rafinerileri A/S	21,021	603,916
Turk Hava Yollari AO (a)	50,500	115,406
Turkcell Iletisim Hizmetleri A/S	88,407	290,628
Turkiye Garanti Bankasi A/S	381,539	1,060,387
Turkiye Halk Bankasi A/S	19,666	73,415
Turkiye Is Bankasi Class C	240,215	508,042
Turkiye Vakiflar Bankasi TAO Class D	33,573	61,665
Ulker Biskuvi Sanayi A/S	53,090	334,587
Yapi ve Kredi Bankasi A/S (a)	154,533	196,975

		5,920,219

UNITED ARAB EMIRATES — 0.8%
Abu Dhabi Commercial Bank PJSC	173,411	330,963
Agthia Group PJSC	11,858	18,047
Air Arabia PJSC	400,619	111,254
Ajman Bank PJSC (a)	172,268	53,468
Al Waha Capital PJSC	77,021	36,068
Aldar Properties PJSC	336,094	210,462
Arabtec Holding PJSC (a)	61,909	48,375
Bank of Sharjah	70,899	23,743
DAMAC Properties Dubai Co. PJSC	278,532	239,633
Depa, Ltd. (a)	46,009	16,471
Deyaar Development PJSC (a)	259,893	36,016
DP World, Ltd.	13,726	287,148
Dubai Financial Market PJSC (a)	156,651	47,341
Dubai Investments PJSC	135,253	76,594
Emaar Malls PJSC	83,579	57,343
Emaar Properties PJSC	290,215	614,730
Eshraq Properties Co. PJSC (a)	197,317	46,201
First Abu Dhabi Bank PJSC	169,428	484,350
Gulf General Investment Co. (a)	153,348	15,573
Gulf Pharmaceutical Industries PSC	30,037	19,055
Invest bank PSC	22,712	14,841
National Central Cooling Co. PJSC	302,062	172,703
Orascom Construction, Ltd. (a)	1,286	8,359
RAK Properties PJSC	303,330	52,854
Ras Al Khaimah Ceramics	27,530	18,514
SHUAA Capital PSC (a)	416,294	122,408
Union National Bank PJSC	60,519	77,442
Union Properties PJSC (a)	126,851	31,083

		3,271,039

TOTAL COMMON STOCKS (Cost $403,995,282)		413,271,486

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

WARRANTS — 0.0% (h)
MALAYSIA — 0.0% (h)
KNM Group Bhd (expiring 11/15/17) (a)	66,712	$77
VS Industry Bhd (expiring 1/6/19) (a)	19,500	2,953

		3,030

SOUTH AFRICA — 0.0% (h)
Adcock Ingram Holdings, Ltd. (expiring 7/26/19) (a)	335	136

TOTAL WARRANTS (Cost $0)		3,166

RIGHTS — 0.0% (h)
BRAZIL — 0.0% (h)
Brasil Brokers Participacoes SA (expiring 7/31/17) (a) (Cost $0)	4,906	89

SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (i) (j)	3,543,499	3,543,499
State Street Navigator Securities Lending Government Money Market Portfolio (i) (k)	7,601,077	7,601,077

TOTAL SHORT-TERM INVESTMENTS (Cost $11,144,576)		11,144,576

TOTAL INVESTMENTS — 101.4% (Cost $415,139,858)		424,419,317
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(5,870,256)

NET ASSETS — 100.0%		$418,549,061

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $11,042,271 representing 2.6% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2017, total aggregate fair value of securities is $14,441, representing less than 0.05% of the Fund’s net assets.
(f)	Restricted security. At June 30, 2017, the value of such security held by the Fund is as follows:

Description	Acquisition Date	Acquisition Cost	Value	Percentage of Net Assets
Future Land Holdings Co., Ltd. Class A	11/1/2013 - 8/19/2015	$36,565	$163,730	Less than 0.05%

(g)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(h)	Amount is less than 0.05% of net assets.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2017.
(k)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

ADS = American Depositary Shares

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIC = Real Estate Investment Company

REIT = Real Estate Investment Trust

At June 30, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
MSCI Taiwan Index Futures	07/28/2017	13	$500,890	$(4,128)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$31,557,630	$—	$—		$31,557,630
Chile	6,781,440	—	—		6,781,440
China.	124,000,223	135,223	0	(a)	124,135,446
Colombia	2,426,585	—	—		2,426,585

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Czech Republic	$1,257,881	$—	$—		$1,257,881
Egypt.	1,444,219	1,475	—		1,445,694
Greece	834,711	—	—		834,711
Hong Kong	4,828,987	22,859	14,441		4,866,287
Hungary.	2,697,864	—	—		2,697,864
India	49,360,247	180,750	0	(a)	49,540,997
Indonesia	12,103,636	—	—		12,103,636
Malaysia	11,360,201	133	—		11,360,334
Malta	—	181	—		181
Mexico	17,918,562	—	—		17,918,562
Monaco	32,345	—	—		32,345
Netherlands	199,754	—	—		199,754
Peru.	3,391,138	—	—		3,391,138
Philippines	6,560,617	—	—		6,560,617
Poland	5,052,383	—	—		5,052,383
Qatar	2,305,778	—	—		2,305,778
Russia	15,683,210	—	—		15,683,210
South Africa	28,555,373	—	—		28,555,373
Taiwan.	62,307,488	29,004	0	(a)	62,336,492
Thailand	2,363,244	10,672,646	—		13,035,890
Turkey	5,920,219	—	—		5,920,219
United Arab Emirates	3,271,039	—	—		3,271,039
Warrants
Malaysia	3,030	—	—		3,030
South Africa	136	—	—		136
Rights
Brazil	89	—	—		89
Short-Term Investments	11,144,576	—	—		11,144,576

TOTAL INVESTMENTS	$413,362,605	$11,042,271	$14,441		$424,419,317

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (b)	(4,128)	—	—		(4,128)

TOTAL OTHER FINANCIAL INSTRUMENTS	$(4,128)	$—	$—		$(4,128)

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2017.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	7,468,691	3,925,192	3,543,499	$3,543,499	$1,638	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,745,114	1,745,114	12,134,238	13,879,352	—	—	1,677	—
State Street Navigator Securities Lending Government Money Market Portfolio*	3,656,112	3,656,112	27,599,362	23,654,397	7,601,077	7,601,077	46,613	—

TOTAL		$5,401,226				$11,144,576	$49,928	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets Dividend ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
BRAZIL — 3.2%
Itausa — Investimentos Itau SA	2,161	$5,629
Itausa — Investimentos Itau SA Preference Shares	3,806,940	10,364,023
Multiplus SA	207,357	2,430,143

		12,799,795

CHILE — 0.5%
Banco de Chile ADR	348	27,120
Banco Santander Chile	19,558,530	1,242,848
Itau CorpBanca	86,258,955	766,789

		2,036,757

CHINA — 17.0%
ANTA Sports Products, Ltd.	1,489,000	4,921,084
China Merchants Port Holdings Co., Ltd.	1,828,000	5,069,680
China Overseas Land & Investment, Ltd.	3,160,000	9,249,531
China Resources Land, Ltd.	3,350,000	9,762,760
Dongfeng Motor Group Co., Ltd. Class H	7,474,000	8,836,926
Far East Horizon, Ltd.	1,178,000	1,027,635
Guangdong Investment, Ltd.	3,322,000	4,578,870
Hengan International Group Co., Ltd.	1,172,000	8,647,618
Jiangsu Expressway Co., Ltd. Class H	1,278,000	1,804,093
Logan Property Holdings Co., Ltd.	1,468,000	968,456
Longfor Properties Co., Ltd.	2,224,000	4,780,498
Shanghai Industrial Holdings, Ltd.	867,000	2,565,532
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	2,088,000	652,630
Shenzhen International Holdings, Ltd.	942,719	1,729,305
Shenzhen Investment, Ltd.	3,977,716	1,757,921
Yuzhou Properties Co., Ltd.	3,534,000	2,091,486

		68,444,025

COLOMBIA — 1.0%
Bancolombia SA Preference Shares	292,386	3,244,405
Grupo Aval Acciones y Valores SA Preference Shares	1,509,561	620,117

		3,864,522

CZECH REPUBLIC — 1.8%
CEZ A/S	215,135	3,739,542
Komercni banka A/S	88,834	3,553,849

		7,293,391

HONG KONG — 2.6%
Lee & Man Paper Manufacturing, Ltd.	3,303,000	3,067,559
Skyworth Digital Holdings, Ltd.	3,788,000	2,353,413
Xinyi Glass Holdings, Ltd. (a)	5,150,000	5,099,565

		10,520,537

MALAYSIA — 0.8%
Astro Malaysia Holdings Bhd	954,600	562,622
KLCCP Stapled Group	378,100	703,765
Sunway Real Estate Investment Trust	1,559,900	646,832
Westports Holdings Bhd	1,347,700	1,142,797

		3,056,016

MEXICO — 5.5%
Bolsa Mexicana de Valores SAB de CV	789,266	1,383,633
Fibra Uno Administracion SA de CV REIT	4,176,335	7,942,068
Grupo Aeroportuario del Pacifico SAB de CV Class B	533,365	6,022,982
Grupo Financiero Santander Mexico SAB de CV Class B	2,392,660	4,638,652
Macquarie Mexico Real Estate Management SA de CV REIT (a)	1,778,160	2,109,261

		22,096,596

PHILIPPINES — 0.2%
Semirara Mining & Power Corp.	227,600	723,936

POLAND — 0.9%
Asseco Poland SA	58,256	766,158
Polskie Gornictwo Naftowe i Gazownictwo SA	1,599,886	2,726,662

		3,492,820

QATAR — 0.6%
Barwa Real Estate Co.	127,861	1,128,267
Qatar Electricity & Water Co. QSC	9,914	514,334
Qatar Gas Transport Co., Ltd.	71,625	333,431
Qatar Islamic Bank SAQ	25,303	639,419

		2,615,451

RUSSIA — 4.7%
Gazprom PJSC ADR	2,353,355	9,378,119
LUKOIL PJSC	196,717	9,582,149
LUKOIL PJSC ADR	2,821	137,383

		19,097,651

SOUTH AFRICA — 22.5%
AVI, Ltd.	513,537	3,723,413
Barclays Africa Group, Ltd.	752,623	8,257,169
FirstRand, Ltd. (b)	1,661,331	5,978,382
Foschini Group, Ltd.	536,044	5,616,342
Growthpoint Properties, Ltd. REIT	2,359,558	4,408,470
JSE, Ltd.	108,050	1,010,281
Liberty Holdings, Ltd.	163,239	1,401,594
Life Healthcare Group Holdings, Ltd.	2,353,021	4,606,372
MMI Holdings, Ltd.	1,156,236	1,786,088
Mondi, Ltd.	189,000	4,891,570
Nedbank Group, Ltd.	408,037	6,502,121
Reunert, Ltd.	148,908	833,271
RMB Holdings, Ltd.	829,521	3,719,470
Sanlam, Ltd.	1,199,324	5,931,402
SPAR Group, Ltd.	321,256	3,778,574
Standard Bank Group, Ltd.	641,100	7,047,819
Truworths International, Ltd. (b)	1,037,310	5,660,574
Tsogo Sun Holdings, Ltd.	513,667	878,556
Vodacom Group, Ltd. (b)	681,126	8,539,482
Woolworths Holdings, Ltd.	1,198,536	5,639,362

		90,210,312

SOUTH KOREA — 3.4%
SK Telecom Co., Ltd.	59,020	13,721,383

TAIWAN — 18.6%
Advanced Semiconductor Engineering, Inc.	5,045,361	6,476,704
Cheng Shin Rubber Industry Co., Ltd.	2,097,000	4,460,089

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Chin-Poon Industrial Co., Ltd.	1,057,000	$2,154,306
Giant Manufacturing Co., Ltd.	181,000	1,035,306
Pegatron Corp.	3,376,000	10,576,358
Phison Electronics Corp.	646,000	7,974,129
Pou Chen Corp.	1,558,000	2,156,206
President Chain Store Corp.	471,000	4,234,665
Sercomm Corp.	567,000	1,472,485
Siliconware Precision Industries Co., Ltd.	1,037,000	1,675,495
Simplo Technology Co., Ltd.	670,000	2,279,586
Sinbon Electronics Co., Ltd.	330,000	778,895
Sitronix Technology Corp.	379,000	1,168,645
Taiwan Fertilizer Co., Ltd.	460,000	611,670
Taiwan Mobile Co., Ltd.	2,449,200	9,218,718
Uni-President Enterprises Corp.	4,228,000	8,478,238
United Microelectronics Corp.	8,316,000	4,032,248
Wistron NeWeb Corp.	822,000	2,448,166
WPG Holdings, Ltd.	1,735,000	2,315,615
WT Microelectronics Co., Ltd.	638,000	944,836

		74,492,360

THAILAND — 15.8%
Advanced Info Service PCL (c)	30	157
Advanced Info Service PCL NVDR	2,463,445	12,871,990
Bangkok Bank PCL	1,296,797	7,520,430
Delta Electronics Thailand PCL	18,900	48,265
Delta Electronics Thailand PCL (c)	67,200	171,610
Delta Electronics Thailand PCL NVDR	478,100	1,220,935
Electricity Generating PCL	9,100	57,327
Electricity Generating PCL (c)	13,300	83,786
Electricity Generating PCL NVDR	175,900	1,108,113
Glow Energy PCL	18,000	41,728
Glow Energy PCL (c)	64,000	148,366
Glow Energy PCL NVDR	451,400	1,046,445
Intouch Holdings PCL NVDR	3,614,300	6,064,619
Kiatnakin Bank PCL	54,000	113,659
Kiatnakin Bank PCL (c)	192,000	404,121
Kiatnakin Bank PCL NVDR	1,407,700	2,962,925
Pruksa Holding PCL NVDR	37,000	24,289
Ratchaburi Electricity Generating Holding PCL	12,600	19,288
Ratchaburi Electricity Generating Holding PCL (c)	376,700	576,638
Siam Cement PCL	19,800	293,765

Siam Cement PCL	66,800	987,153
Siam Cement PCL NVDR	511,600	7,590,415
Siam Commercial Bank PCL NVDR	2,119,300	9,701,241
Thai Beverage PCL	9,714,600	6,350,104
Thanachart Capital PCL	49,000	66,353
Thanachart Capital PCL (c)	174,600	236,432
Thanachart Capital PCL NVDR	1,289,600	1,746,294
Tisco Financial Group PCL	27,900	62,420
Tisco Financial Group PCL (c)	99,200	221,937
Tisco Financial Group PCL NVDR	738,700	1,652,670

		63,393,475

UNITED ARAB EMIRATES — 0.2%
Air Arabia PJSC	2,435,803	676,437

TOTAL COMMON STOCKS (Cost $380,119,544)		398,535,464

SHORT-TERM INVESTMENT — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio (d) (e) (Cost $4,697,926)	4,697,926	4,697,926

TOTAL INVESTMENTS — 100.5% (Cost $384,817,470)		403,233,390
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(2,063,287)

NET ASSETS — 100.0%		$401,170,103

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $1,843,047 representing 0.5% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$12,799,795	$—	$—	$12,799,795
Chile	2,036,757	—	—	2,036,757
China.	68,444,025	—	—	68,444,025
Colombia	3,864,522	—	—	3,864,522
Czech Republic	7,293,391	—	—	7,293,391

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Hong Kong	$10,520,537	$—	$—	$10,520,537
Malaysia	3,056,016	—	—	3,056,016
Mexico	22,096,596	—	—	22,096,596
Philippines	723,936	—	—	723,936
Poland	3,492,820	—	—	3,492,820
Qatar	2,615,451	—	—	2,615,451
Russia	19,097,651	—	—	19,097,651
South Africa	90,210,312	—	—	90,210,312
South Korea	13,721,383	—	—	13,721,383
Taiwan.	74,492,360	—	—	74,492,360
Thailand	61,550,428	1,843,047	—	63,393,475
United Arab Emirates	676,437	—	—	676,437
Short-Term Investment	4,697,926	—	—	4,697,926

TOTAL INVESTMENTS	$401,390,343	$1,843,047	$—	$403,233,390

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	294,049	$294,049	—	294,049	—	$—	$30	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	4,838,826	4,838,826	—	—	814	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	41,759,372	41,759,372	—	—	1,355	—
State Street Navigator Securities Lending Government Money Market Portfolio*	5,451,073	5,451,073	53,061,796	53,814,943	4,697,926	4,697,926	33,553	—

TOTAL		$5,745,122				$4,697,926	$35,752	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR S&P Emerging Europe ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
CYPRUS — 0.2%
Globaltrans Investment PLC GDR	12,146	$92,310

CZECH REPUBLIC — 2.1%
CEZ A/S	20,719	360,144
Komercni banka A/S	11,137	445,541
Moneta Money Bank A/S (a)	44,177	147,791
O2 Czech Republic A/S	6,298	74,624
Unipetrol A/S	6,486	80,364

		1,108,464

GREECE — 5.7%
Aegean Airlines SA	4,777	45,222
Aegean Marine Petroleum Network, Inc.	4,411	25,804
Alpha Bank AE (b)	170,504	420,052
Athens Water Supply & Sewage Co. SA	4,446	29,817
Costamare, Inc.	3,225	23,575
Diana Shipping, Inc. (b)	10,189	41,367
Ellaktor SA (b)	17,817	29,466
Eurobank Ergasias SA (b)	195,504	218,522
FF Group (b)	3,463	84,524
Fourlis Holdings SA (b)	6,594	44,147
GEK Terna Holding Real Estate Construction SA (b)	12,569	58,202
Grivalia Properties REIC AE	5,571	58,139
Hellenic Exchanges - Athens Stock Exchange SA	6,532	42,316
Hellenic Petroleum SA (b)	8,486	80,333
Hellenic Telecommunications Organization SA	30,549	367,242
Holding Co. ADMIE IPTO SA (b)	15,824	40,428
JUMBO SA	9,926	181,138
LAMDA Development SA (b)	4,154	31,412
Metka Industrial - Construction SA	4,025	37,598
Motor Oil Hellas Corinth Refineries SA	7,162	155,776
Mytilineos Holdings SA (b)	11,987	112,929
National Bank of Greece SA (b)	530,538	201,500
OPAP SA	21,359	241,174
Piraeus Bank SA (b)	593,144	145,450
Public Power Corp. SA (b)	15,824	39,525
StealthGas, Inc. (b)	1,219	3,962
Terna Energy SA	8,614	39,200
Titan Cement Co. SA	5,231	147,783
Tsakos Energy Navigation, Ltd.	9,793	47,006

		2,993,609

HUNGARY — 4.3%
Magyar Telekom Telecommunications PLC	100,560	175,139
MOL Hungarian Oil & Gas PLC	8,622	675,260
OTP Bank PLC	26,561	886,968
Richter Gedeon Nyrt	18,935	493,760

		2,231,127

LUXEMBOURG — 0.0% (c)
O’Key Group SA GDR (d)	5,653	11,165

MONACO — 0.2%
GasLog, Ltd.	5,160	78,690
Navios Maritime Holdings, Inc. (b) (e)	6,428	8,806

		87,496

NETHERLANDS — 0.2%
VEON, Ltd. ADR	32,249	126,094

POLAND — 19.2%
Alior Bank SA (b)	15,606	259,868
AmRest Holdings SE (b)	518	49,589
Asseco Poland SA	16,883	222,038
Bank Handlowy w Warszawie SA	4,552	84,429
Bank Millennium SA (b)	82,789	166,324
Bank Pekao SA	20,837	701,253
Bank Zachodni WBK SA	4,273	394,425
Budimex SA	1,434	92,035
CCC SA	3,069	186,211
CD Projekt SA	8,796	204,085
Ciech SA	3,591	59,119
Cyfrowy Polsat SA (b)	23,335	155,239
Enea SA (b)	17,537	63,181
Energa SA	27,714	78,248
Eurocash SA	10,589	88,520
Getin Noble Bank SA (b)	62,351	23,708
Globe Trade Centre SA	54,456	142,443
Grupa Azoty SA	3,645	62,219
Grupa Kety SA	1,130	132,554
Grupa Lotos SA (b)	11,928	164,045
ING Bank Slaski SA (b)	3,789	186,318
Inter Cars SA	551	45,913
Jastrzebska Spolka Weglowa SA (b)	5,833	116,352
KGHM Polska Miedz SA	21,983	655,939
KRUK SA	2,077	172,509
LPP SA	201	387,550
Lubelski Wegiel Bogdanka SA (b)	1,910	34,380
mBank SA (b)	2,442	304,303
Netia SA	122,952	136,934
Orange Polska SA (b)	124,222	171,847
PGE Polska Grupa Energetyczna SA	107,190	350,045
Polski Koncern Naftowy ORLEN SA	45,491	1,372,716
Polskie Gornictwo Naftowe i Gazownictwo SA	256,850	437,746
Powszechna Kasa Oszczednosci Bank Polski SA (b)	119,416	1,109,693
Powszechny Zaklad Ubezpieczen SA	78,238	940,763
Synthos SA	85,158	111,376
Tauron Polska Energia SA (b)	235,445	227,299

		10,091,216

RUSSIA — 48.2%
Aeroflot-Russian Airlines PJSC (b)	54,000	177,529
Alrosa PJSC (b)	310,281	453,102
Bashneft PJSC	4,573	190,424
Bashneft PJSC Preference Shares	3,666	71,596
Detsky Mir PJSC	90,000	142,573
Etalon Group, Ltd. GDR	14,684	52,789
Evraz PLC (b)	68,775	184,835
Federal Grid Co. Unified Energy System PJSC	28,270,000	81,842
Gazprom Neft PJSC ADR (f)	4,929	75,655
Gazprom Neft PJSC ADR (f)	1,872	28,642
Gazprom PJSC ADR	848,994	3,360,318
Inter RAO UES PJSC	4,000,000	257,608
Lenta, Ltd. GDR (b) (e)	32,636	189,615
LSR Group PJSC GDR	30,352	86,503

See accompanying notes to schedule of investments

SPDR S&P Emerging Europe ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

LUKOIL PJSC ADR	62,021	$3,020,423
M.Video PJSC (b)	9,342	61,850
Magnit PJSC GDR	32,361	1,100,274
Magnitogorsk Iron & Steel OJSC	152,500	85,759
Mail.Ru Group, Ltd. GDR (b)	15,011	395,540
Mechel PJSC ADR (b)	10,953	50,712
MegaFon PJSC GDR	14,892	136,411
MMC Norilsk Nickel PJSC ADR	91,399	1,261,306
Mobile TeleSystems PJSC ADR	78,980	661,852
Moscow Exchange MICEX-RTS PJSC (b)	163,869	290,475
Novatek PJSC GDR	9,089	1,012,515
Novolipetsk Steel PJSC GDR	13,403	259,482
PhosAgro PJSC GDR	13,478	178,584
PIK Group PJSC (b)	51,295	252,110
Polymetal International PLC	33,630	376,116
QIWI PLC ADR (e)	4,362	107,654
Ros Agro PLC GDR	3,128	36,441
Rosneft Oil Co. PJSC GDR	152,017	826,212
Rostelecom PJSC ADR	30,672	222,939
RusHydro PJSC ADR	170,240	217,439
Sberbank of Russia PJSC	834,270	2,056,370
Sberbank of Russia PJSC ADR	127,871	1,323,465
Sberbank of Russia PJSC Preference Shares	96,889	196,610
Severstal PJSC GDR	22,325	292,904
Sistema PJSC FC GDR	27,321	114,202
Surgutneftegas OJSC ADR	128,903	554,283
Surgutneftegas OJSC Preference Shares	864,285	417,059
Tatneft PJSC	15,550	71,914
Tatneft PJSC ADR (f)	32,022	1,208,270
Tatneft PJSC ADR (f)	2,308	87,012
TCS Group Holding PLC GDR	11,627	133,711
TMK PJSC GDR	6,855	36,332
Transneft PJSC Preference Shares (b)	174	468,844
Unipro PJSC	1,001,977	42,281
United Co. RUSAL PLC	164,819	80,863
United Wagon Co. PJSC (b)	7,000	93,835
Uralkali PJSC (b)	44,705	94,473
VTB Bank PJSC GDR	357,820	752,495
X5 Retail Group NV GDR (b)	15,475	536,209
Yandex NV Class A (b)	31,350	822,624

		25,290,881

TURKEY — 18.3%
Akbank TAS	320,274	891,026
Anadolu Anonim Turk Sigorta Sirketi	4,137	3,312
Anadolu Efes Biracilik Ve Malt Sanayii A/S	35,983	223,097
Arcelik A/S	38,085	281,755
Aselsan Elektronik Sanayi Ve Ticaret A/S	20,129	124,915
BIM Birlesik Magazalar A/S	28,790	533,292
Coca-Cola Icecek A/S	7,193	82,455
Dogan Sirketler Grubu Holding A/S (b)	281,885	59,217
Dogus Otomotiv Servis ve Ticaret A/S (b)	30,997	82,892
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT (b)	301,954	252,018
Enka Insaat ve Sanayi A/S	195,796	298,484

Eregli Demir ve Celik Fabrikalari TAS	294,397	589,203
Ford Otomotiv Sanayi A/S	10,387	126,677
Haci Omer Sabanci Holding A/S	182,397	565,953
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (b)	119,710	59,472
KOC Holding A/S	133,976	615,387
Kombassan Holdings A/S (b)	16,934	11,009
Koza Altin Isletmeleri A/S (b)	4,178	24,291
Migros Ticaret A/S (b)	11,096	86,814
Petkim Petrokimya Holding A/S	88,566	152,364
Soda Sanayii A/S	28,275	52,656
TAV Havalimanlari Holding A/S	16,398	87,843
Tekfen Holding A/S	30,048	74,383
Tofas Turk Otomobil Fabrikasi A/S	17,416	142,886
Tupras Turkiye Petrol Rafinerileri A/S	20,349	584,610
Turk Hava Yollari AO (b)	163,995	374,774
Turk Telekomunikasyon A/S (b)	43,859	77,694
Turk Traktor ve Ziraat Makineleri A/S	1,805	40,455
Turkcell Iletisim Hizmetleri A/S	131,493	432,269
Turkiye Garanti Bankasi A/S	338,351	940,357
Turkiye Halk Bankasi A/S	84,555	315,652
Turkiye Is Bankasi Class C	214,582	453,829
Turkiye Sinai Kalkinma Bankasi A/S	149,301	60,186
Turkiye Sise ve Cam Fabrikalari A/S	101,185	132,135
Turkiye Vakiflar Bankasi TAO Class D	146,536	269,148
Ulker Biskuvi Sanayi A/S	24,150	152,199
Vestel Elektronik Sanayi ve Ticaret A/S (b)	33,470	65,276
Yapi ve Kredi Bankasi A/S (b)	157,242	200,428
Yazicilar Holding A/S Class A	14,208	91,962

		9,612,375

UNITED STATES — 0.4%
Luxoft Holding, Inc. (b)	2,708	164,782
Navios Maritime Acquisition Corp.	9,383	13,793

		178,575

TOTAL COMMON STOCKS (Cost $76,761,808)		51,823,312

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (g) (h)	34,712	34,712
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	266,974	266,974

TOTAL SHORT-TERM INVESTMENTS (Cost $301,686)		301,686

TOTAL INVESTMENTS — 99.4% (Cost $77,063,494)		52,124,998
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		324,023

NET ASSETS — 100.0%		$52,449,021

See accompanying notes to schedule of investments

SPDR S&P Emerging Europe ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 0.3% of net assets as of June 30, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $11,165 representing less than 0.05% of net assets.
(e)	All or a portion of the shares of the security are on loan at June 30, 2017.
(f)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2017.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

PIK = Payment in Kind

REIC = Real Estate Investment Company

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Cyprus	$92,310	$—	$—	$92,310
Czech Republic	1,108,464	—	—	1,108,464
Greece	2,993,609	—	—	2,993,609
Hungary	2,231,127	—	—	2,231,127
Luxembourg	—	11,165	—	11,165
Monaco	87,496	—	—	87,496
Netherlands	126,094	—	—	126,094
Poland	10,091,216	—	—	10,091,216
Russia	25,290,881	—	—	25,290,881
Turkey	9,612,375	—	—	9,612,375
United States	178,575	—	—	178,575
Short-Term Investments	301,686	—	—	301,686

TOTAL INVESTMENTS	$52,113,833	$11,165	$—	$52,124,998

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	470	$470	6	476	—	$—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	748,422	713,710	34,712	34,712	334	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,221,288	1,221,288	—	—	220	—
State Street Navigator Securities Lending Government Money Market Portfolio*	79,890	79,890	3,888,592	3,701,508	266,974	266,974	3,358	—

TOTAL		$80,360				$301,686	$3,912	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR S&P Emerging Latin America ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BRAZIL — 51.8%
AES Tiete Energia SA	17,027	$70,148
Alliar Medicos A Frente SA (a)	3,304	17,491
Alpargatas SA Preference Shares	2,902	12,008
Ambev SA ADR	215,233	1,181,629
Arezzo Industria e Comercio SA	3,541	34,958
B2W Cia Digital (a)	9,266	32,721
Banco Bradesco SA	28,018	233,395
Banco Bradesco SA Preference Shares ADR	162,482	1,381,097
Banco do Brasil SA	34,368	277,994
Banco do Brasil SA ADR	19,544	159,479
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	8,762	34,749
Banco Santander Brasil SA ADR	21,876	164,726
BB Seguridade Participacoes SA	32,566	281,601
BM&FBovespa SA	97,791	582,924
BR Malls Participacoes SA	34,272	123,610
BR Properties SA	2,769	7,530
Bradespar SA Preference Shares	17,005	105,728
Braskem SA Preference Shares ADR	5,143	106,563
BRF SA	12,113	143,312
BRF SA ADR	22,671	267,291
BTG Pactual Group	13,652	61,806
CCR SA	57,733	294,481
Centrais Eletricas Brasileiras SA (a)	2,772	10,416
Centrais Eletricas Brasileiras SA ADR (a) (b)	20,173	75,649
Centrais Eletricas Brasileiras SA Class B, Preference Shares	5,024	24,883
Cia Brasileira de Distribuicao ADR (a)	8,779	171,629
Cia de Saneamento Basico do Estado de Sao Paulo	25,909	247,575
Cia de Saneamento de Minas Gerais-COPASA	4,652	56,162
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	1,902	37,027
Cia Energetica de Minas Gerais ADR	48,330	115,992
Cia Energetica de Sao Paulo Class B, Preference Shares	17,838	83,342
Cia Hering	7,203	42,936
Cia Paranaense de Energia Preference Shares	9,761	72,267
Cia Siderurgica Nacional SA ADR (a) (b)	35,884	77,151
Cielo SA	54,317	403,289
Construtora Tenda SA (a)	1,082	4,801
Cosan Logistica SA (a)	4,015	7,962
Cosan SA Industria e Comercio	11,564	120,692
Cosan, Ltd.	8,100	52,293
CPFL Energia SA ADR	16,169	257,896
CPFL Energias Renovaveis SA (a)	1,512	5,882
CVC Brasil Operadora e Agencia de Viagens SA	4,233	41,381
Cyrela Brazil Realty SA Empreendimentos e Participacoes	24,232	80,158
Dimed SA Distribuidora da Medicamentos	117	20,128
Duratex SA	32,634	80,471
EDP - Energias do Brasil SA	4,598	19,692
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	3,196	12,202

Embraer SA	34,534	157,700
Engie Brasil Energia SA	9,795	102,945
Equatorial Energia SA	8,380	137,034
Estacio Participacoes SA	15,117	66,705
Fibria Celulose SA ADR	12,436	126,350
Fleury SA	5,392	43,614
Gafisa SA (a)	1,264	4,128
Gerdau SA	1,869	5,731
Gerdau SA ADR	33,393	101,849
Gerdau SA Preference Shares	6,496	20,155
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	11,070	25,226
GP Investments, Ltd. (a)	5,974	11,918
Hypermarcas SA	17,607	147,733
Iguatemi Empresa de Shopping Centers SA	3,388	33,663
Iochpe Maxion SA	1,285	6,454
Itau Unibanco Holding SA Preference Shares ADR	173,044	1,912,136
Itausa - Investimentos Itau SA	50,629	131,873
Itausa - Investimentos Itau SA Preference Shares	192,965	525,328
JBS SA	38,744	76,360
Kepler Weber SA (a)	4,183	29,820
Klabin SA	29,880	146,368
Kroton Educacional SA	71,314	320,060
Light SA (a)	2,103	14,224
Linx SA	7,581	40,842
Localiza Rent a Car SA	7,689	104,779
Lojas Americanas SA Preference Shares	42,351	178,952
Lojas Renner SA	46,923	387,762
M Dias Branco SA	6,226	92,641
Magazine Luiza SA	206	15,917
Marcopolo SA Preference Shares	30,609	26,237
Marfrig Global Foods SA (a)	8,591	17,528
Metalurgica Gerdau SA Preference Shares (a)	38,519	57,780
Minerva SA	2,992	11,116
MRV Engenharia e Participacoes SA	14,417	58,830
Multiplan Empreendimentos Imobiliarios SA	4,714	92,936
Multiplus SA	1,199	14,052
Natura Cosmeticos SA	12,024	93,267
Odontoprev SA	13,135	46,185
Oi SA (a)	28	34
Oi SA ADR (a) (b)	270	278
Ouro Fino Saude Animal Participacoes SA	1,220	11,580
Petroleo Brasileiro SA ADR (a)	62,952	502,987
Petroleo Brasileiro SA Preference Shares ADR (a)	110,591	825,009
Porto Seguro SA	4,496	41,537
Prumo Logistica SA (a)	8,784	27,837
Qualicorp SA	7,962	68,968
Raia Drogasil SA	10,134	214,440
Restoque Comercio e Confeccoes de Roupas SA (a)	526	5,350
Rumo SA (a)	9,496	24,792
Sao Martinho SA	5,398	28,023
Smiles SA	3,428	62,471

See accompanying notes to schedule of investments

SPDR S&P Emerging Latin America ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Sul America SA	7,510	$40,120
Suzano Papel e Celulose SA Class A, Preference Shares	23,660	101,831
Telefonica Brasil SA Preference Shares	23,388	316,946
Tim Participacoes SA	12,328	36,427
Tim Participacoes SA ADR	8,021	118,711
TOTVS SA.	7,506	68,326
Transmissora Alianca de Energia Eletrica SA	5,794	38,542
Ultrapar Participacoes SA ADR	23,810	560,249
Usinas Siderurgicas de Minas Gerais SA ADR (a) (b)	24,159	32,615
Usinas Siderurgicas de Minas Gerais SA Class A, Preference Shares (a)	10,762	14,942
Vale SA ADR	55,972	489,755
Vale SA Preference Shares ADR	108,839	887,038
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,318	5,891
Via Varejo SA	3,117	10,236
WEG SA	29,315	156,606

		17,774,856

CHILE — 10.9%
AES Gener SA	19,329	6,803
Aguas Andinas SA Class A	38,515	22,536
AntarChile SA	13,000	162,323
Banco de Chile ADR	3,134	244,233
Banco de Credito e Inversiones	5,597	312,366
Banco Santander Chile ADR	3,590	91,222
Banmedica SA	13,905	34,076
CAP SA	6,221	49,674
Cencosud SA	85,237	226,093
Cia Cervecerias Unidas SA	5,993	78,495
Coca-Cola Embonor SA Class B, Preference Shares	6,638	16,192
Colbun SA	82,720	17,767
Embotelladora Andina SA Class B, Preference Shares	15,622	66,018
Embotelladora Andina SA Preference Shares	3,799	14,562
Empresa Nacional de Telecomunicaciones SA	1,115	12,136
Empresas CMPC SA	98,059	234,067
Empresas COPEC SA	35,950	392,044
Enel Americas SA ADR	39,489	372,381
Enel Chile SA ADR	25,371	139,540
Enel Generacion Chile SA ADR	8,404	190,267
Engie Energia Chile SA	3,963	7,232
Forus SA	3,302	11,406
Grupo Security SA	65,807	22,869
Inversiones Aguas Metropolitanas SA	7,155	12,101
Latam Airlines Group SA ADR	20,426	226,116
Parque Arauco SA	5,635	14,165
Quinenco SA	2,259	6,253
Ripley Corp. SA	50,710	38,609
SACI Falabella	62,096	509,501
Sigdo Koppers SA	9,961	13,719
SMU SA (a)	37,772	9,546
Sociedad Matriz SAAM SA	80,844	7,419
Sociedad Quimica y Minera de Chile SA ADR	3,847	127,028

SONDA SA	18,658	30,550
Vina Concha y Toro SA	14,919	23,032

		3,742,341

COLOMBIA — 4.8%
Almacenes Exito SA	11,831	59,405
Avianca Holdings SA Preference Shares	7,231	5,846
Banco Davivienda SA Preference Shares	6,807	75,042
Banco de Bogota SA	4,086	84,233
Bancolombia SA	11,960	124,412
Bancolombia SA ADR	6,807	303,252
Celsia SA ESP	12,414	18,692
Cementos Argos SA	15,549	60,261
Cemex Latam Holdings SA (a)	6,401	24,514
Corp. Financiera Colombiana SA	4,926	43,116
Ecopetrol SA ADR (b)	10,881	98,908
Empresa de Energia de Bogota SA ESP	102,956	66,389
Empresa de Telecomunicaciones de Bogota (a)	. 58,651	11,864
Grupo Argos SA	17,431	118,334
Grupo Argos SA Preference Shares	5,288	34,099
Grupo Aval Acciones y Valores SA Preference Shares	253,998	104,341
Grupo de Inversiones Suramericana SA	12,696	164,566
Grupo de Inversiones Suramericana SA Preference Shares	4,273	54,016
Grupo Nutresa SA	14,280	123,399
Interconexion Electrica SA ESP	18,126	79,147
Odinsa SA (a) (c)	876	2,552

		1,656,388

LUXEMBOURG — 0.2%
Ternium SA ADR.	1,678	47,135

MEXICO — 27.8%
Alfa SAB de CV Class A	199,816	285,045
Alsea SAB de CV	22,590	85,731
America Movil SAB de CV Series L	1,269,384	1,023,937
Arca Continental SAB de CV	15,709	118,375
Asesor de Activos Prisma SAPI de CV (a)	20,778	13,959
Axtel SAB de CV (a) (b)	49,446	10,299
Banregio Grupo Financiero SAB de CV	2,027	12,876
Bolsa Mexicana de Valores SAB de CV	6,525	11,439
Cemex SAB de CV Series CPO (a)	730,515	688,147
Coca-Cola Femsa SAB de CV Series L	23,898	203,030
Concentradora Fibra Danhos SA de CV REIT	38,364	69,247
Concentradora Fibra Hotelera Mexicana SA de CV	20,378	15,514
Concentradora Hipotecaria SAPI de CV REIT	26,623	33,389
Consorcio ARA SAB de CV Series	15,078	5,040
Controladora Vuela Cia de Aviacion SAB de CV Class A (a)	33,576	49,252
Corp. Inmobiliaria Vesta SAB de CV	12,586	18,657
El Puerto de Liverpool SAB de CV Series C1	14,721	116,444
Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT	17,382	11,947
Fibra Uno Administracion SA de CV REIT	99,204	188,655

See accompanying notes to schedule of investments

SPDR S&P Emerging Latin America ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Fomento Economico Mexicano SAB de CV	107,635	$1,063,044
Genomma Lab Internacional SAB de CV Class B (a)	39,700	51,238
Gentera SAB de CV	35,472	53,365
Gruma SAB de CV Class B	12,668	165,652
Grupo Aeromexico SAB de CV (a)	18,770	38,868
Grupo Aeroportuario del Centro Norte SAB de CV	6,493	39,346
Grupo Aeroportuario del Pacifico SAB de CV Class B	15,664	176,884
Grupo Aeroportuario del Sureste SAB de CV Class B	16,023	338,984
Grupo Bimbo SAB de CV Series A	56,325	141,904
Grupo Carso SAB de CV Series A1	30,835	130,207
Grupo Comercial Chedraui SA de CV	3,696	7,584
Grupo Elektra SAB de CV	3,495	147,263
Grupo Financiero Banorte SAB de CV Series O	132,835	846,853
Grupo Financiero Inbursa SAB de CV Series O	153,793	263,406
Grupo Financiero Santander Mexico SAB de CV Class B	71,691	138,987
Grupo GICSA SA de CV (a)	44,451	32,369
Grupo Herdez SAB de CV	8,591	18,620
Grupo Industrial Maseca SAB de CV Class B	7,392	10,071
Grupo Lala SAB de CV	13,061	23,986
Grupo Mexico SAB de CV Series B	182,648	515,357
Grupo Rotoplas SAB de CV (a) (b)	3,273	5,063
Grupo Televisa SAB ADR	1,963	47,838
Grupo Televisa SAB Series CPO	103,893	507,705
Hoteles City Express SAB de CV (a)	15,283	19,725
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (a)	50,466	86,546
Industrias Bachoco SAB de CV Series B	2,797	13,404
Industrias Penoles SAB de CV	5,089	115,145
Infraestructura Energetica Nova SAB de CV	7,305	39,048
Kimberly-Clark de Mexico SAB de CV Class A	99,712	211,547
La Comer SAB de CV (a) (b)	20,895	18,887
Macquarie Mexico Real Estate Management SA de CV REIT (a)	17,280	20,498
Medica Sur SAB de CV Series B	7,491	16,551
Megacable Holdings SAB de CV	10,451	42,347
Mexichem SAB de CV	45,392	122,184
Minera Frisco SAB de CV (a)	36,685	23,167
Nemak SAB de CV (b) (d)	89,801	86,379
OHL Mexico SAB de CV	23,727	34,346
PLA Administradora Industrial S de RL de CV (a)	18,175	33,549
Prologis Property Mexico SA de CV REIT	3,623	6,924
Promotora y Operadora de Infraestructura SAB de CV	13,156	157,191
Telesites SAB de CV (a)	56,626	41,672
TV Azteca SAB de CV (b)	190,386	32,187
Unifin Financiera SAPI de CV SOFOM ENR	4,496	12,495
Vitro SAB de CV Series A	10,504	44,257

Wal-Mart de Mexico SAB de CV	273,063	635,597

		9,539,223

PERU — 4.2%
Alicorp SAA.	39,403	98,796
Cementos Pacasmayo SAA	3,757	8,679
Cia de Minas Buenaventura SAA ADR	9,953	114,459
Cia Minera Milpo SAA (a)	47,874	49,990
Credicorp, Ltd.	3,363	603,289
Ferreycorp SAA	33,739	18,810
Fossal SAA (a)	953	123
Grana y Montero SAA (a)	14,842	9,875
InRetail Peru Corp. (d)	2,938	51,415
Intercorp Financial Services, Inc. Series INC	2,179	74,086
Southern Copper Corp.	10,495	363,442
Volcan Cia Minera SAA Class B	178,403	45,611

		1,438,575

TOTAL COMMON STOCKS (Cost $51,509,685)		34,198,518

SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (e) (f)	18,504	18,504
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	290,560	290,560

TOTAL SHORT-TERM INVESTMENTS (Cost $309,064)		309,064

TOTAL INVESTMENTS — 100.6% (Cost $51,818,749)		34,507,582
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(208,825)

NET ASSETS — 100.0%		$34,298,757

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $2,552 representing less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2017.
(g)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

ADS = American Depositary Shares

REIT = Real Estate Investment Trust

See accompanying notes to schedule of investments

SPDR S&P Emerging Latin America ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$17,774,856	$—	$—	$17,774,856
Chile	3,742,341	—	—	3,742,341
Colombia	1,653,836	2,552	—	1,656,388
Luxembourg	47,135	—	—	47,135
Mexico	9,539,223	—	—	9,539,223
Peru	1,438,575	—	—	1,438,575
Short-Term Investments	309,064	—	—	309,064

TOTAL INVESTMENTS	$34,505,030	$2,552	$—	$34,507,582

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	45,840	$45,840	19	45,859	—	$—	$1	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	413,796	395,292	18,504	18,504	214	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	463,540	463,540	—	—	102	—
State Street Navigator Securities Lending Government Money Market Portfolio*	1,152,332	1,152,332	8,522,794	9,384,566	290,560	290,560	5,563	—

TOTAL		$1,198,172				$309,064	$5,880	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR S&P Emerging Middle East & Africa ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
EGYPT — 2.7%
Arab Cotton Ginning	16,381	$4,285
Commercial International Bank Egypt SAE	61,654	272,067
Eastern Tobacco	2,501	39,002
Edita Food Industries SAE	6,901	7,183
Egypt Kuwait Holding Co. SAE	52,891	33,850
Egyptian Financial Group-Hermes Holding Co.	27,494	37,053
ElSewedy Electric Co.	5,926	30,719
Ezz Steel (a)	16,623	19,182
Global Telecom Holding SAE (a)	185,677	71,115
Heliopolis Housing	2,792	4,475
Juhayna Food Industries (a)	33,260	14,336
Medinet Nasr Housing	3,455	4,595
Oriental Weavers	5,597	5,569
Palm Hills Developments SAE (a)	74,498	12,622
Sidi Kerir Petrochemicals Co.	11,905	10,867
Six of October Development & Investment (a)	27,000	21,263
Talaat Moustafa Group	72,826	31,711
Telecom Egypt Co.	26,511	15,040

		634,934

QATAR — 8.3%
Aamal Co.	9,537	29,468
Al Khalij Commercial Bank PQSC	5,591	20,620
Al Meera Consumer Goods Co. QSC	432	16,062
Barwa Real Estate Co.	6,048	53,369
Commercial Bank QSC (a)	11,490	95,269
Doha Bank QSC	7,240	60,327
Gulf International Services QSC	2,889	16,306
Industries Qatar QSC	7,269	189,648
Mannai Corp. QSC	213	4,219
Masraf Al Rayan QSC	20,767	224,100
Medicare Group	602	13,486
Ooredoo QSC	6,531	163,971
Qatar Electricity & Water Co. QSC	1,710	88,714
Qatar First Bank (a)	6,651	14,027
Qatar Gas Transport Co., Ltd.	12,327	57,385
Qatar Industrial Manufacturing Co. QSC	1,712	20,135
Qatar Insurance Co. SAQ	7,324	134,859
Qatar International Islamic Bank QSC	2,353	35,741
Qatar Islamic Bank SAQ	3,672	92,793
Qatar National Bank QPSC	13,059	453,091
Qatar National Cement Co. QSC	1,015	18,274
Qatar Navigation QSC	2,590	49,035
Salam International Investment, Ltd. QSC	3,976	10,047
United Development Co. QSC	9,096	42,493
Vodafone Qatar QSC (a)	25,049	58,578

		1,962,017

SOUTH AFRICA — 78.1%
Adcock Ingram Holdings, Ltd.	9,267	41,800
Adcorp Holdings, Ltd.	4,603	4,743
Advtech, Ltd.	24,637	33,564
AECI, Ltd.	7,705	62,499
African Oxygen, Ltd.	8,465	12,598
African Rainbow Minerals, Ltd.	6,355	40,892
Afrimat, Ltd.	8,147	17,410

Alexander Forbes Group Holdings, Ltd.	35,031	18,582
Allied Electronics Corp., Ltd. Class A (a)	15,670	13,694
Alviva Holdings, Ltd.	4,323	6,384
Anglo American Platinum, Ltd. (a)	3,384	77,417
AngloGold Ashanti, Ltd.	22,444	219,258
ArcelorMittal South Africa, Ltd. (a)	17,478	7,070
Arrowhead Properties, Ltd. Class A	39,022	26,059
Ascendis Health, Ltd.	16,443	27,157
Aspen Pharmacare Holdings, Ltd.	17,246	377,892
Assore, Ltd.	1,978	29,417
Astral Foods, Ltd.	3,435	38,800
Attacq, Ltd. (a)	41,918	54,291
Aveng, Ltd. (a)	31,713	14,159
AVI, Ltd.	16,212	117,545
Balwin Properties, Ltd.	15,610	7,946
Barclays Africa Group, Ltd.	18,198	199,654
Barloworld, Ltd.	10,973	91,117
Bid Corp., Ltd.	15,974	364,796
Bidvest Group, Ltd.	15,974	192,115
Blue Label Telecoms, Ltd.	20,520	23,492
Brait SE (a)	15,931	73,585
Capevin Holdings, Ltd.	26,305	18,169
Capitec Bank Holdings, Ltd.	3,368	213,352
Cashbuild, Ltd.	1,124	30,025
City Lodge Hotels, Ltd.	2,105	22,513
Clicks Group, Ltd.	13,005	138,958
Clover Industries, Ltd.	8,589	10,849
Consolidated Infrastructure Group, Ltd. (a) (b)	6,863	8,643
Coronation Fund Managers, Ltd.	17,396	86,552
Curro Holdings, Ltd. (a)	7,259	24,515
DataTec, Ltd.	11,761	54,081
Delta Property Fund, Ltd. REIT	18,176	10,154
Dis-Chem Pharmacies, Ltd. (c)	8,929	18,884
Discovery, Ltd.	22,538	220,039
Distell Group, Ltd.	2,007	20,987
DRDGOLD, Ltd.	19,564	6,197
Emira Property Fund, Ltd.	18,152	19,201
EOH Holdings, Ltd.	5,528	53,075
Exxaro Resources, Ltd.	8,458	60,034
Famous Brands, Ltd.	3,515	33,802
FirstRand, Ltd. (b)	182,868	658,060
Foschini Group, Ltd.	10,119	106,021
Gold Fields, Ltd.	40,954	140,436
Grindrod, Ltd. (a)	31,108	26,259
Group Five, Ltd.	8,732	12,396
Growthpoint Properties, Ltd. REIT	132,039	246,694
Harmony Gold Mining Co., Ltd.	22,085	36,543
Hosken Consolidated Investments, Ltd.	3,698	37,656
Hudaco Industries, Ltd.	1,981	19,428
Hyprop Investments, Ltd.	11,074	98,675
Impala Platinum Holdings, Ltd. (a)	34,190	96,157
Imperial Holdings, Ltd.	10,597	130,213
Investec, Ltd.	14,008	103,169
Invicta Holdings, Ltd.	2,864	12,678
Italtile, Ltd.	21,161	20,188
JSE, Ltd.	4,743	44,348
KAP Industrial Holdings, Ltd.	68,595	42,563
Kumba Iron Ore, Ltd. (a)	3,014	39,384
Lewis Group, Ltd.	7,068	17,613

See accompanying notes to schedule of investments

SPDR S&P Emerging Middle East & Africa ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Liberty Holdings, Ltd.	5,681	$48,778
Life Healthcare Group Holdings, Ltd.	77,365	151,453
Massmart Holdings, Ltd.	5,208	41,934
Mediclinic International PLC	19,264	186,046
Metair Investments, Ltd.	5,153	7,461
MMI Holdings, Ltd.	50,742	78,383
Mondi, Ltd.	6,987	180,833
Mpact, Ltd.	11,521	24,664
Mr. Price Group, Ltd.	13,557	161,411
MTN Group, Ltd.	85,894	747,987
Murray & Roberts Holdings, Ltd.	25,413	25,350
Nampak, Ltd. (a)	32,084	46,623
Naspers, Ltd. Class N	24,130	4,686,957
Nedbank Group, Ltd.	10,785	171,860
Net 1 UEPS Technologies, Inc. (a)	1,688	16,644
Netcare, Ltd.	86,168	169,212
Northam Platinum, Ltd. (a)	17,946	55,403
Oceana Group, Ltd.	2,539	17,615
Octodec Investments, Ltd.	6,008	10,556
Omnia Holdings, Ltd.	3,966	39,652
Peregrine Holdings, Ltd.	4,058	8,948
Pick n Pay Stores, Ltd.	19,764	89,011
Pioneer Foods Group, Ltd.	7,267	75,124
PPC, Ltd. (a)	52,733	21,290
PSG Group, Ltd.	4,240	77,665
Rand Merchant Investment Holdings, Ltd.	44,353	131,984
Raubex Group, Ltd.	10,804	19,815
RCL Foods, Ltd.	10,199	11,863
Rebosis Property Fund, Ltd. REIT	13,528	11,822
Redefine Properties, Ltd. REIT	251,113	201,619
Remgro, Ltd.	27,830	453,394
Resilient REIT, Ltd. REIT	19,739	183,402
Reunert, Ltd.	9,131	51,096
Rhodes Food Group Pty, Ltd.	3,858	6,699
RMB Holdings, Ltd.	44,612	200,035
Royal Bafokeng Platinum, Ltd. (a)	1,343	3,503
SA Corporate Real Estate, Ltd.	88,805	37,277
Sanlam, Ltd.	89,406	442,168
Santam, Ltd.	792	14,465
Sappi, Ltd.	27,314	181,551
Sasol, Ltd.	28,193	788,608
Shoprite Holdings, Ltd.	21,362	325,064
Sibanye Gold, Ltd.	86,804	99,706
SPAR Group, Ltd.	8,907	104,763
Standard Bank Group, Ltd.	69,737	766,641
Steinhoff International Holdings NV	178,731	914,628
Sun International, Ltd.	6,599	27,791
Super Group, Ltd. (a)	12,718	35,817
Telkom SA SOC, Ltd.	17,341	81,461
Tiger Brands, Ltd.	10,304	289,322
Tongaat Hulett, Ltd.	7,074	62,898
Transaction Capital, Ltd.	13,450	15,141
Trencor, Ltd.	7,627	21,532
Truworths International, Ltd. (b)	22,300	121,690
Tsogo Sun Holdings, Ltd.	23,915	40,903
Vodacom Group, Ltd.	28,596	358,517
Vukile Property Fund, Ltd. REIT	19,794	27,646
Wilson Bayly Holmes-Ovcon, Ltd.	2,665	28,473
Woolworths Holdings, Ltd.	46,249	217,611

Zeder Investments, Ltd.	30,590	15,315

		18,567,527

UNITED ARAB EMIRATES — 10.9%
Abu Dhabi Commercial Bank PJSC	103,696	197,909
Agthia Group PJSC	9,603	14,615
Air Arabia PJSC	142,163	39,479
Ajman Bank PJSC (a)	26,054	8,087
Al Waha Capital PJSC	59,236	27,739
Aldar Properties PJSC	195,528	122,440
Amanat Holdings PJSC	14,835	4,604
Arabtec Holding PJSC (a)	34,486	26,947
Bank of Sharjah	17,245	5,775
DAMAC Properties Dubai Co. PJSC	94,087	80,947
Dana Gas PJSC (a)	185,048	32,244
Deyaar Development PJSC (a)	89,720	12,433
DP World, Ltd.	9,343	195,456
Dubai Financial Market PJSC (a)	99,472	30,061
Dubai Investments PJSC	92,521	52,395
Dubai Islamic Bank PJSC	76,812	119,203
DXB Entertainments PJSC (a)	171,019	35,201
Emaar Malls PJSC	117,305	80,483
Emaar Properties PJSC	197,895	419,179
Emirates Telecommunications Group Co. PJSC	96,731	455,614
Eshraq Properties Co. PJSC (a)	70,761	16,568
First Abu Dhabi Bank PJSC	151,776	433,888
Invest bank PSC	6,799	4,443
National Bank of Ras Al-Khaimah PSC	34,762	43,347
Orascom Construction, Ltd. (a)	2,039	13,253
RAK Properties PJSC	60,870	10,606
Ras Al Khaimah Ceramics	22,926	15,417
SHUAA Capital PSC (a)	18,357	5,398
Union National Bank PJSC	64,628	82,700

		2,586,431

UNITED KINGDOM — 0.0% (d)
Pan African Resources PLC (a)	54,595	9,834

TOTAL COMMON STOCKS (Cost $29,443,286)		23,760,743

WARRANTS — 0.0% (d)
SOUTH AFRICA — 0.0% (d)
Adcock Ingram Holdings, Ltd. (expiring 7/26/19) (a) (Cost $0)	888	360

SHORT-TERM INVESTMENT — 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio (e) (f) (Cost $673,221)	673,221	673,221

TOTAL INVESTMENTS — 102.8% (Cost $30,116,507)		24,434,324
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(663,404)

NET ASSETS — 100.0%		$23,770,920

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.

See accompanying notes to schedule of investments

SPDR S&P Emerging Middle East & Africa ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 0.1% of net assets as of June 30, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Egypt	$634,934	$—	$—	$634,934
Netherlands	914,628	—	—	914,628
Qatar	1,962,017	—	—	1,962,017
South Africa	17,652,899	—	—	17,652,899
United Arab Emirates	2,586,431	—	—	2,586,431
United Kingdom	9,834	—	—	9,834
Warrants
South Africa	360	—	—	360
Short-Term Investment	673,221	—	—	673,221

TOTAL INVESTMENTS	$24,434,324	$—	$—	$24,434,324

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	52,544	$52,544	—	52,544	—	$—	$1	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	536,617	536,617	—	—	49	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	963,690	963,690	—	—	115	—
State Street Navigator Securities Lending Government Money Market Portfolio*	846,193	846,193	4,366,097	4,539,069	673,221	673,221	2,980	—

TOTAL		$898,737				$673,221	$3,145	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 5.8%
Abacus Property Group	14,158	$35,186
AGL Energy, Ltd.	34,041	665,834
Alumina, Ltd.	335,088	493,496
Amcor, Ltd.	92,974	1,156,028
AMP, Ltd.	188,401	750,022
Ansell, Ltd.	29,677	540,184
APA Group	130,909	920,794
Aristocrat Leisure, Ltd.	60,228	1,042,224
Arrium, Ltd. (a) (b)	163,093	—
Australia & New Zealand Banking Group, Ltd.	139,605	3,075,453
BHP Billiton PLC	95,355	1,456,609
BHP Billiton, Ltd.	159,422	2,846,787
Billabong International, Ltd. (a) (c)	29,168	16,556
BlueScope Steel, Ltd.	42,840	434,086
Boral, Ltd.	34,672	184,836
Brambles, Ltd.	135,537	1,011,566
BWP Trust	206,651	472,365
Caltex Australia, Ltd.	13,659	331,182
carsales.com, Ltd.	18,362	162,254
Challenger, Ltd.	33,659	344,414
Coca-Cola Amatil, Ltd.	31,972	226,358
Cochlear, Ltd.	2,813	335,416
Commonwealth Bank of Australia	85,161	5,409,376
Computershare, Ltd.	86,919	942,731
CSL, Ltd.	25,791	2,730,646
CSR, Ltd.	121,025	392,680
Dexus REIT	23,688	172,251
Fairfax Media, Ltd.	124,363	104,932
Fortescue Metals Group, Ltd.	86,728	347,259
Goodman Group REIT	80,106	483,575
GPT Group REIT	89,267	327,982
GWA Group, Ltd.	111,026	268,262
Harvey Norman Holdings, Ltd. (c)	29,655	86,893
Healthscope, Ltd.	104,851	177,741
Iluka Resources, Ltd.	26,788	178,354
Incitec Pivot, Ltd.	84,781	221,757
Infigen Energy (a) (c)	79,435	44,479
Ingenia Communities Group	72,822	145,231
Insurance Australia Group, Ltd.	215,436	1,120,396
LendLease Group	84,664	1,081,276
Macquarie Group, Ltd.	22,777	1,546,192
Medibank Pvt, Ltd.	139,341	299,268
Mirvac Group REIT	91,205	149,012
National Australia Bank, Ltd.	124,177	2,818,447
Newcrest Mining, Ltd.	44,070	681,487
Oil Search, Ltd.	59,174	309,556
Orica, Ltd.	15,455	245,156
Origin Energy, Ltd. (a)	113,937	599,532
Orora, Ltd.	95,420	209,329
OZ Minerals, Ltd.	24,250	137,833
Perpetual, Ltd.	15,366	658,511
QBE Insurance Group, Ltd.	68,390	619,536
Ramsay Health Care, Ltd.	6,519	368,029
REA Group, Ltd.	2,661	135,530
Santos, Ltd. (a)	126,961	295,078
Scentre Group REIT	264,490	821,652
SEEK, Ltd.	17,933	232,606

Sonic Healthcare, Ltd.	30,516	566,925
South32, Ltd. (c) (d)	92,360	190,754
South32, Ltd. (d)	160,082	329,080
Stockland REIT	122,085	410,166
Suncorp Group, Ltd.	65,101	740,047
Sydney Airport	56,170	305,474
Tatts Group, Ltd.	205,964	660,376
Telstra Corp., Ltd.	219,432	723,756
TPG Telecom, Ltd. (c)	18,343	80,199
Transurban Group Stapled Security	101,121	919,144
Treasury Wine Estates, Ltd.	63,346	639,439
Vicinity Centres REIT	165,309	325,877
Wesfarmers, Ltd.	59,853	1,841,919
Westfield Corp. REIT	102,143	629,141
Westpac Banking Corp.	161,089	3,769,917
Woodside Petroleum, Ltd.	46,791	1,072,065
Woolworths, Ltd.	82,110	1,608,572
WorleyParsons, Ltd. (a)	25,044	215,536

		55,892,612

AUSTRIA — 0.3%
ANDRITZ AG	1,811	108,936
Erste Group Bank AG (a)	17,843	682,262
OMV AG	17,710	917,748
Voestalpine AG	15,786	734,593

		2,443,539

BELGIUM — 1.1%
Ackermans & van Haaren NV	1,124	187,425
Aedifica SA	3,647	317,668
Ageas	23,379	940,205
Anheuser-Busch InBev SA	44,821	4,943,872
Bekaert SA	4,967	252,352
Colruyt SA	3,179	167,240
Gimv NV	948	57,338
Groupe Bruxelles Lambert SA	4,065	390,797
KBC Group NV	17,095	1,294,842
Proximus SADP	7,180	250,834
Solvay SA	3,726	499,339
UCB SA	11,801	810,674
Umicore SA	5,112	355,077

		10,467,663

CANADA — 8.0%
AGF Management, Ltd. Class B	33,531	174,019
Agnico Eagle Mines, Ltd.	11,524	518,922
Agrium, Inc. (c)	12,324	1,115,300
Alamos Gold, Inc. Class A	12,349	87,480
Algonquin Power & Utilities Corp.	13,450	141,366
Alimentation Couche-Tard, Inc. Class B	21,230	1,016,137
AltaGas, Ltd.	7,335	167,631
Amaya, Inc. (a)	9,336	166,635
ARC Resources, Ltd. (c)	18,813	245,683
Atco, Ltd. Class I	3,726	145,488
Athabasca Oil Corp. (a)	17,275	13,435
Avigilon Corp. (a) (c)	3,446	38,183
B2Gold Corp. (a)	55,967	157,295
Badger Daylighting, Ltd. (c)	3,325	68,154
Bank of Montreal	30,410	2,229,645
Bank of Nova Scotia	60,336	3,624,248
Barrick Gold Corp.	60,741	964,878

See accompanying notes to schedule of investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

BCE, Inc.	13,805	$620,784
BlackBerry, Ltd. (a)	32,562	324,943
Bombardier, Inc. Class B (a)	120,971	219,829
Brookfield Asset Management, Inc. Class A	53,124	2,081,682
CAE, Inc.	14,541	250,356
Cameco Corp. (c)	33,619	305,721
Canadian Imperial Bank of Commerce	22,362	1,814,685
Canadian National Railway Co.	40,394	3,272,701
Canadian Natural Resources, Ltd.	65,786	1,895,520
Canadian Pacific Railway, Ltd.	10,026	1,610,784
Canadian Solar, Inc. (a) (c)	2,294	36,520
Canadian Tire Corp., Ltd. Class A	4,206	477,891
Canadian Utilities, Ltd. Class A	5,877	188,569
Canadian Western Bank	22,328	470,733
CCL Industries, Inc. Class B	6,089	307,615
Cenovus Energy, Inc.	38,736	285,144
CES Energy Solutions Corp. (c)	15,786	70,257
CGI Group, Inc. Class A (a)	21,407	1,092,191
CI Financial Corp. (c)	12,150	258,586
Cineplex, Inc. (c)	3,179	129,392
Constellation Software, Inc.	1,019	532,301
Crescent Point Energy Corp. (c)	35,826	273,654
CT Real Estate Investment Trust	14,696	162,723
Detour Gold Corp. (a)	9,713	113,531
Dollarama, Inc.	5,688	542,697
ECN Capital Corp. (c)	16,198	49,890
Eldorado Gold Corp.	33,293	88,187
Element Fleet Management Corp. (c)	19,405	132,983
Emera, Inc.	7,353	272,956
Empire Co., Ltd. Class A	8,138	138,610
Enbridge Income Fund Holdings, Inc. (c)	4,861	120,486
Enbridge, Inc.	80,063	3,184,765
Encana Corp.	47,523	417,523
Enerplus Corp.	7,881	63,839
Exchange Income Corp. (c)	7,197	183,208
Fairfax Financial Holdings, Ltd.	1,900	822,221
Finning International, Inc.	7,000	137,014
Firm Capital Mortgage Investment Corp.	29,322	299,158
First Capital Realty, Inc.	6,791	103,327
First Majestic Silver Corp. (a) (c)	13,838	114,651
First Quantum Minerals, Ltd.	33,676	284,458
Fortis, Inc.	20,405	716,147
Franco-Nevada Corp.	8,593	619,117
George Weston, Ltd.	2,351	212,508
Gildan Activewear, Inc.	11,687	358,610
Goldcorp, Inc.	47,239	608,174
Gran Tierra Energy, Inc. (a)	25,165	55,806
Great-West Lifeco, Inc.	15,286	413,724
H&R Real Estate Investment Trust REIT	6,791	115,144
Home Capital Group, Inc. (c)	3,438	44,977
Husky Energy, Inc. (a)	30,104	341,211
Hydro One, Ltd. (e)	8,367	149,662
IAMGOLD Corp. (a)	42,521	219,039
Imperial Oil, Ltd.	12,442	362,137
Industrial Alliance Insurance & Financial Services, Inc.	5,114	221,540

Innergex Renewable Energy, Inc.	25,431	279,238
Intact Financial Corp.	7,113	536,528
Inter Pipeline, Ltd.	16,942	331,352
International Petroleum Corp. (a)	3,745	11,100
K-Bro Linen, Inc.	7,000	218,295
Keyera Corp.	8,652	271,945
Kinross Gold Corp. (a)	55,281	224,325
Linamar Corp.	2,520	124,030
Loblaw Cos., Ltd.	11,787	654,743
Lundin Mining Corp.	37,206	211,141
MacDonald Dettwiler & Associates, Ltd.	2,294	119,195
Magna International, Inc.	19,785	915,134
Manulife Financial Corp.	104,683	1,959,532
Methanex Corp.	4,214	185,764
Metro, Inc.	12,362	406,260
National Bank of Canada	18,845	791,267
New Gold, Inc. (a)	30,125	95,569
Obsidian Energy, Ltd. (a)	25,711	32,270
Onex Corp.	4,105	328,128
Open Text Corp.	10,996	346,551
Pan American Silver Corp.	7,497	125,902
Parex Resources, Inc. (a)	18,329	208,172
Pembina Pipeline Corp.	15,488	512,212
Pengrowth Energy Corp. (a) (c)	23,130	18,166
Peyto Exploration & Development Corp. (c)	6,667	120,742
Potash Corp. of Saskatchewan, Inc.	53,970	878,929
Power Corp. of Canada	18,813	428,497
Power Financial Corp. (c)	15,651	400,946
PrairieSky Royalty, Ltd. (c)	10,340	235,112
Precision Drilling Corp. (a)	15,581	53,148
Pure Industrial Real Estate Trust	42,348	224,343
Quebecor, Inc. Class B	4,155	137,316
Restaurant Brands International, Inc.	11,502	718,620
Richelieu Hardware, Ltd.	2,693	62,312
Richmont Mines, Inc. (a)	7,482	58,188
RioCan Real Estate Investment Trust	7,845	145,399
Ritchie Bros Auctioneers, Inc.	5,367	153,980
Rogers Communications, Inc. Class B	28,397	1,339,275
Royal Bank of Canada	80,081	5,806,135
Russel Metals, Inc.	2,990	59,768
Saputo, Inc.	13,229	420,187
Secure Energy Services, Inc. (c)	9,639	65,685
SEMAFO, Inc. (a)	23,233	53,489
Seven Generations Energy, Ltd. Class A (a)	8,794	150,393
Shaw Communications, Inc. Class B (c)	41,058	894,380
Sherritt International Corp. (a)	47,466	28,143
Shopify, Inc. Class A (a)	2,896	251,089
SNC-Lavalin Group, Inc.	10,015	432,387
Stantec, Inc. (c)	3,872	97,344
Sun Life Financial, Inc.	38,923	1,389,444
Suncor Energy, Inc.	96,924	2,827,790
Teck Resources, Ltd. Class B	29,591	512,209
TELUS Corp.	23,687	816,560
TMX Group, Ltd.	2,477	134,579
Toromont Industries, Ltd.	3,872	142,334
Toronto-Dominion Bank	99,128	4,988,076
Tourmaline Oil Corp. (a)	6,397	137,328

See accompanying notes to schedule of investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

TransCanada Corp. (c)	44,657	$2,125,738
Trinidad Drilling, Ltd. (a)	11,462	17,210
Trisura Group, Ltd. (a)	2	27
Turquoise Hill Resources, Ltd. (a)	47,962	127,411
Veresen, Inc.	15,383	217,236
Vermilion Energy, Inc.	5,631	178,378
Waste Connections, Inc.	12,943	832,470
West Fraser Timber Co., Ltd.	2,062	97,456
Wheaton Precious Metals Corp.	20,109	398,866
Whitecap Resources, Inc. (c)	18,167	129,534
Yamana Gold, Inc.	58,894	141,941
Yellow Pages, Ltd. (a) (c)	5,683	32,557

		76,434,150

CHILE — 0.0% (f)
Antofagasta PLC	17,326	179,932

CHINA — 0.1%
APT Satellite Holdings, Ltd.	176,000	92,437
Bloomage BioTechnology Corp., Ltd.	24,147	46,460
China Everbright Water, Ltd. (c)	118,215	41,212
Chong Hing Bank, Ltd.	1,385	2,924
ENN Energy Holdings, Ltd.	38,000	229,272
Fosun International, Ltd.	122,500	191,444
HC International, Inc.	60,000	43,272
Sino Grandness Food Industry Group, Ltd. (c)	367,445	65,384

		712,405

DENMARK — 1.4%
AP Moeller - Maersk A/S Class A	159	303,180
AP Moeller - Maersk A/S Class B	319	640,564
Carlsberg A/S Class B	5,215	556,396
Chr Hansen Holding A/S	4,865	353,375
Coloplast A/S Class B	4,361	363,930
Danske Bank A/S	50,465	1,938,460
DONG Energy A/S (e)	10,165	458,289
DSV A/S.	8,849	542,983
FLSmidth & Co. A/S	9,286	586,037
Genmab A/S (a)	2,717	578,928
GN Store Nord A/S	7,226	210,723
ISS A/S	9,043	354,712
Jyske Bank A/S	2,388	138,105
Novo Nordisk A/S Class B	98,725	4,222,331
Novozymes A/S Class B	11,013	481,316
Pandora A/S	6,179	575,833
SimCorp A/S	2,011	121,669
TDC A/S.	13,159	76,425
Vestas Wind Systems A/S	13,614	1,255,141

		13,758,397

EGYPT — 0.0% (f)
Integrated Diagnostics Holdings PLC (e)	14,543	56,681

FINLAND — 1.1%
Amer Sports Oyj (a)	6,790	169,601
Caverion Corp. (a) (c)	13,188	105,441
Elisa Oyj.	7,680	297,207
Fortum Oyj	22,622	354,255
Kemira Oyj	21,484	271,010
Kesko Oyj Class B	3,791	192,583
Kone Oyj Class B	19,325	981,712

Konecranes Oyj	3,476	146,887
Lassila & Tikanoja Oyj	1,867	39,202
Metso Oyj	13,845	479,412
Neste Oyj	12,312	484,324
Nokia Oyj (d)	199,445	1,218,139
Nokia Oyj (d)	107,106	655,631
Nokian Renkaat Oyj	5,630	232,708
Orion Oyj Class B	5,061	322,673
Sampo Oyj Class A	27,339	1,399,114
Sanoma Oyj	18,907	176,397
Stockmann Oyj Abp Class B (a)	19,802	171,986
Stora Enso Oyj Class R	41,972	541,423
Tikkurila Oyj	9,290	200,577
UPM-Kymmene Oyj	34,809	990,947
Valmet Oyj	13,581	263,482
Wartsila Oyj Abp	10,140	598,498
YIT Oyj (c)	19,547	163,194

		10,456,403

FRANCE — 8.0%
Accor SA	17,780	832,351
Aeroports de Paris	1,612	259,789
Air Liquide SA	18,210	2,247,251
Airbus SE	31,483	2,585,371
Albioma SA	16,040	368,816
Alstom SA (a) (c)	15,855	553,533
Arkema SA	2,191	233,476
Atos SE	4,154	582,281
AXA SA	97,683	2,668,326
BNP Paribas SA	55,146	3,966,270
Bollore SA (d)	26,311	119,466
Bourbon Corp. (c)	18,986	184,063
Bouygues SA	16,273	685,241
Bureau Veritas SA	11,207	247,654
Capgemini SE	7,888	814,018
Carrefour SA	44,349	1,120,397
Casino Guichard Perrachon SA	7,005	414,338
CGG SA (a) (c)	2,134	9,833
Christian Dior SE (c)	2,881	822,631
Cie de Saint-Gobain	33,027	1,762,153
Cie Generale des Etablissements Michelin	9,792	1,299,986
Cie Plastic Omnium SA	3,614	131,634
Credit Agricole SA	60,149	966,272
Danone SA	31,232	2,344,261
Dassault Systemes SE	5,066	453,517
Edenred	18,579	483,774
Eiffage SA	2,664	241,737
Electricite de France SA	20,723	224,113
Engie SA	81,800	1,232,920
Essilor International SA	10,153	1,290,012
Eutelsat Communications SA	4,306	109,815
Faurecia (c)	2,793	141,662
Fnac Darty SA (a) (d)	1,233	99,636
Fnac Darty SA (a) (d)	664	53,687
Fonciere Des Regions	2,617	242,427
Gecina SA REIT	1,863	291,847
Groupe Eurotunnel SE (c)	20,460	217,908
Hermes International	1,351	666,663
Iliad SA	1,119	264,317

See accompanying notes to schedule of investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Ingenico Group SA	2,576	$233,546
Kering	5,800	1,972,650
Klepierre REIT	9,535	390,255
L’Oreal SA	13,133	2,732,141
Lagardere SCA	15,592	491,713
Legrand SA	13,722	958,601
LVMH Moet Hennessy Louis Vuitton SE	13,504	3,362,254
Natixis SA	23,460	157,253
Nexans SA	4,882	266,715
Orange SA	104,710	1,658,841
Orpea	2,305	256,535
Pernod Ricard SA	10,497	1,403,758
Peugeot SA	30,237	602,312
Publicis Groupe SA	16,433	1,224,083
Renault SA	12,814	1,158,239
Rexel SA (c)	14,830	242,298
Rubis SCA	2,130	241,091
Safran SA	17,159	1,570,353
Sanofi	60,337	5,764,142
Schneider Electric SE (d)	28,118	2,157,348
Schneider Electric SE (a) (d)	2,000	153,370
SCOR SE	9,168	362,947
SFR Group SA (a)	10,873	367,696
Societe BIC SA	1,372	162,586
Societe Generale SA	41,721	2,241,724
Sodexo SA	5,058	653,040
Suez Environment Co.	19,519	360,985
Technicolor SA	23,776	103,535
Teleperformance	2,880	368,389
Television Francaise 1 (c)	5,957	83,298
Thales SA	5,095	547,638
TOTAL SA	118,364	5,843,477
Ubisoft Entertainment SA (a)	7,969	451,544
Unibail-Rodamco SE REIT (c)	4,875	1,226,854
Valeo SA	19,255	1,295,497
Vallourec SA (a) (c)	24,952	151,373
Veolia Environnement SA	43,010	907,519
Vinci SA.	23,592	2,010,824
Vivendi SA	63,297	1,407,049
Zodiac Aerospace	6,064	164,262

		76,941,181

GERMANY — 7.4%
Aareal Bank AG	2,522	99,842
adidas AG	10,308	1,972,201
Allianz SE	22,656	4,454,868
Aurubis AG	1,427	111,895
Axel Springer SE (c)	3,100	185,978
BASF SE	45,518	4,209,832
Bayer AG	41,839	5,401,844
Bayerische Motoren Werke AG	15,809	1,465,556
Bayerische Motoren Werke AG Preference Shares	2,725	224,335
Beiersdorf AG	5,034	528,450
Bilfinger SE (c)	6,711	262,540
Brenntag AG	7,827	452,425
Commerzbank AG (a)	46,164	549,164
Continental AG	5,533	1,192,400
Covestro AG (e)	4,202	302,940

Daimler AG	49,246	3,559,336
Deutsche Bank AG	102,141	1,808,615
Deutsche Boerse AG	11,697	1,232,976
Deutsche EuroShop AG (c)	3,169	124,733
Deutsche Lufthansa AG	9,017	204,915
Deutsche Post AG	59,752	2,236,688
Deutsche Telekom AG	169,358	3,036,495
Deutsche Wohnen AG	17,016	649,960
DMG Mori AG	3,605	202,274
Drillisch AG	2,172	130,651
Duerr AG	1,218	144,545
E.ON SE	101,909	958,684
Evonik Industries AG	6,129	195,627
Fraport AG Frankfurt Airport Services Worldwide	2,620	230,991
Freenet AG	6,507	207,247
Fresenius Medical Care AG & Co. KGaA	10,872	1,043,713
Fresenius SE & Co. KGaA	19,996	1,711,851
Fuchs Petrolub SE Preference Shares	3,514	191,076
GEA Group AG	8,895	363,502
Gerresheimer AG	2,129	171,020
Hamborner REIT AG	23,509	240,917
Hannover Rueck SE	3,044	364,369
HeidelbergCement AG	7,160	691,281
Hella KGaA Hueck & Co.	2,202	108,233
Henkel AG & Co. KGaA	6,304	761,424
Henkel AG & Co. KGaA Preference Shares	9,963	1,369,278
HOCHTIEF AG	824	150,746
HUGO BOSS AG	3,289	229,953
Infineon Technologies AG	57,065	1,203,105
Innogy SE (e)	6,845	269,071
KION Group AG	3,865	294,998
KS AG	10,631	271,847
Lanxess AG	4,638	350,666
LEG Immobilien AG	2,959	277,787
Linde AG	9,127	1,725,945
MAN SE	4,736	507,052
Merck KGaA	10,492	1,265,473
METRO AG	8,188	276,009
MorphoSys AG (a) (c)	1,105	78,265
MTU Aero Engines AG	1,897	267,208
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,441	1,498,350
Norma Group SE	2,486	129,039
OSRAM Licht AG	3,991	317,497
Porsche Automobil Holding SE Preference Shares	8,813	494,442
ProSiebenSat.1 Media SE	11,203	468,171
Puma SE	107	41,060
Rheinmetall AG	2,164	205,153
RWE AG (a)	27,191	541,016
Salzgitter AG	5,145	209,580
SAP SE	47,844	4,990,287
Sartorius AG Preference Shares	2,343	225,757
Siemens AG	41,178	5,652,306
Software AG	2,546	111,362
STADA Arzneimittel AG	3,782	267,829
Symrise AG	6,181	437,225

See accompanying notes to schedule of investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

TAG Immobilien AG	7,232	$113,540
Telefonica Deutschland Holding AG	25,605	127,708
ThyssenKrupp AG	26,083	740,006
TUI AG	24,017	349,093
Uniper SE	10,182	190,861
United Internet AG	6,209	340,947
Volkswagen AG	1,946	301,299
Volkswagen AG Preference Shares	9,038	1,374,611
Vonovia SE	22,351	886,244
Wirecard AG (c)	6,795	431,832
Zalando SE (a) (e)	5,611	256,049

		71,224,060

HONG KONG — 2.9%
AIA Group, Ltd.	625,400	4,570,460
ASM Pacific Technology, Ltd.	12,700	171,634
Bank of East Asia, Ltd.	67,572	290,406
BOC Hong Kong Holdings, Ltd.	183,500	877,957
Cheung Kong Property Holdings, Ltd.	159,348	1,248,215
China Water Industry Group, Ltd. (a)	856,000	185,313
CK Hutchison Holdings, Ltd.	159,348	2,000,410
CK Infrastructure Holdings, Ltd.	26,000	218,486
CLP Holdings, Ltd.	93,000	984,032
Dah Sing Banking Group, Ltd.	142,925	304,289
Dah Sing Financial Holdings, Ltd.	71,685	601,932
Dairy Farm International Holdings, Ltd.	15,300	120,564
Esprit Holdings, Ltd. (a)	179,419	95,611
Galaxy Entertainment Group, Ltd.	137,000	831,851
Hang Lung Group, Ltd.	153,000	633,053
Hang Lung Properties, Ltd.	104,000	259,785
Hang Seng Bank, Ltd.	37,000	773,988
Henderson Land Development Co., Ltd.	63,405	353,719
HK Electric Investments & HK Electric Investments, Ltd. (e)	114,500	105,312
HKT Trust & HKT, Ltd.	136,900	179,577
Hong Kong & China Gas Co., Ltd.	411,506	773,836
Hong Kong Exchanges & Clearing, Ltd.	62,195	1,607,767
Hongkong Land Holdings, Ltd.	113,200	833,152
Hopewell Highway Infrastructure, Ltd.	6,975	4,012
Hopewell Holdings, Ltd.	30,000	114,329
Hysan Development Co., Ltd.	26,841	128,077
Jardine Matheson Holdings, Ltd.	14,505	931,221
Jardine Strategic Holdings, Ltd.	9,900	412,731
Kerry Properties, Ltd.	29,000	98,444
Li & Fung, Ltd.	444,000	161,528
Link REIT.	137,351	1,045,116
Major Holdings, Ltd. (a) (c) (e)	160,000	3,484
Melco International Development, Ltd.	34,000	91,027
Melco Resorts & Entertainment, Ltd. ADR	7,355	165,120
MTR Corp., Ltd.	75,679	426,070
New World Development Co., Ltd.	278,067	352,996
Noble Group, Ltd. (a) (c)	22,940	7,747
NWS Holdings, Ltd.	72,000	141,667
Pacific Basin Shipping, Ltd. (a)	1,300,000	286,430
PCCW, Ltd.	206,000	117,165
Power Assets Holdings, Ltd.	71,000	627,103
Sands China, Ltd.	129,200	591,677
Shangri-La Asia, Ltd.	60,000	101,762
Sino Land Co., Ltd.	388,091	636,341
SJM Holdings, Ltd.	57,000	60,093

Sun Hung Kai Properties, Ltd.	76,509	1,124,145
Sundart Holdings, Ltd.	82,000	51,470
Swire Pacific, Ltd. Class A	25,500	249,073
Swire Properties, Ltd.	54,200	178,782
Techtronic Industries Co., Ltd.	69,000	317,315
VTech Holdings, Ltd.	8,700	137,859
Wharf Holdings, Ltd.	110,000	911,682
Wheelock & Co., Ltd.	34,000	256,531
Yue Yuen Industrial Holdings, Ltd.	34,000	141,114

		27,893,460

IRELAND — 0.6%
Bank of Ireland (a)	1,364,880	358,044
C&C Group PLC	20,173	74,064
CRH PLC	40,199	1,420,172
Experian PLC	55,937	1,144,384
Glanbia PLC	6,188	120,863
Green REIT PLC	33,284	54,020
Greencore Group PLC	40,745	130,197
IFG Group PLC	26,043	54,209
Irish Bank Resolution Corp., Ltd. (a) (b)	5,635	—
James Hardie Industries PLC	21,092	331,662
Kerry Group PLC Class A	7,660	658,129
Kingspan Group PLC	7,165	245,611
Paddy Power Betfair PLC	4,204	448,177
Ryanair Holdings PLC ADR (a)	6,210	668,258
Smurfit Kappa Group PLC	9,643	299,759
UDG Healthcare PLC	12,294	138,294

		6,145,843

ISRAEL — 0.6%
Bank Hapoalim BM	54,282	366,163
Bank Leumi Le-Israel BM	73,387	356,872
Bezeq The Israeli Telecommunication Corp., Ltd.	106,783	177,324
Check Point Software Technologies, Ltd. (a)	7,265	792,466
Evogene, Ltd. (a)	8,476	42,554
Israel Chemicals, Ltd.	22,123	104,412
Mazor Robotics, Ltd. (a)	7,828	134,366
Nice, Ltd.	3,144	252,082
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	8,134	399,509
Reit 1, Ltd.	75,923	283,920
Shufersal, Ltd.	116,767	612,327
Strauss Group, Ltd.	33,361	653,224
Teva Pharmaceutical Industries, Ltd. ADR	53,974	1,793,016

		5,968,235

ITALY — 1.9%
A2A SpA	73,532	121,942
Assicurazioni Generali SpA	69,212	1,137,522
Atlantia SpA	20,489	575,805
Azimut Holding SpA	4,935	98,782
Banca Generali SpA	3,623	107,685
Banca IFIS SpA	9,662	391,981
Banca Monte dei Paschi di Siena SpA (a) (g)	1,496	12,865
Banca Popolare di Sondrio SCPA	36,792	144,857

See accompanying notes to schedule of investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Banco BPM SpA (a)	50,491	$168,731
BI Esse SpA	548	19,613
BPER Banca (c)	26,704	132,976
Brembo SpA	22,210	324,498
Cairo Communication SpA	25,535	111,719
Credito Valtellinese SpA (c)	7,591	32,259
Davide Campari-Milano SpA	24,004	168,921
Enel SpA	356,816	1,910,301
Eni SpA	131,556	1,974,608
Esprinet SpA	20,112	144,973
Falck Renewables SpA	5,897	7,795
Ferrari NV	5,198	445,533
Immobiliare Grande Distribuzione SIIQ SpA	195,749	172,135
Interpump Group SpA	9,907	270,508
Intesa Sanpaolo SpA	679,345	2,150,920
Iren SpA	149,583	345,991
Italgas SpA	16,207	81,740
Leonardo SpA	38,902	645,579
Luxottica Group SpA	7,048	407,155
Mediaset SpA	36,158	141,948
Mediobanca SpA	20,983	206,774
Prada SpA	21,700	80,752
Prysmian SpA	9,050	265,791
Recordati SpA	7,830	317,212
Reply SpA	1,948	359,486
Saipem SpA (a) (c)	49,422	182,295
Salvatore Ferragamo SpA (c)	3,376	89,909
Snam SpA	108,035	470,205
Societa Cattolica di Assicurazioni S.c.r.l	25,113	195,056
Sogefi SpA (a)	19,177	102,450
Telecom Italia RSP/Milano (d)	304,876	224,283
Telecom Italia SpA/Milano (a)	722,883	666,183
Terna Rete Elettrica Nazionale SpA (c)	70,848	381,888
UniCredit SpA (a)	98,242	1,832,016
Unione di Banche Italiane SpA	51,395	220,758
Unipol Gruppo Finanziario SpA	18,195	79,689
UnipolSai Assicurazioni SpA (c)	46,261	100,830
Yoox Net-A-Porter Group SpA (a) (c)	3,613	99,806
Zignago Vetro SpA	19,689	165,166

		18,289,891

JAPAN — 22.4%
Acom Co., Ltd. (a)	27,600	126,013
Activia Properties, Inc.	20	85,529
Advance Residence Investment Corp.	38	94,527
Advantest Corp.	27,600	472,118
Aeon Co., Ltd.	66,220	1,006,030
AEON Financial Service Co., Ltd.	3,500	74,074
AEON REIT Investment Corp. (c)	58	63,957
Air Water, Inc.	10,200	187,369
Aisin Seiki Co., Ltd.	10,900	557,805
Ajinomoto Co., Inc.	28,200	609,001
Akita Bank, Ltd.	165,550	489,165
Alconix Corp.	31,600	553,197
Alfresa Holdings Corp.	12,000	231,435
Alps Electric Co., Ltd.	11,000	317,195
Amada Holdings Co., Ltd.	18,200	210,249
ANA Holdings, Inc.	36,000	125,084

Aomori Bank, Ltd.	10,101	35,780
Aoyama Trading Co., Ltd.	2,100	74,853
Aozora Bank, Ltd.	51,000	194,268
Asahi Glass Co., Ltd.	10,200	429,388
Asahi Group Holdings, Ltd.	37,836	1,423,733
Asahi Kasei Corp.	63,550	682,953
Asics Corp.	11,400	211,239
Astellas Pharma, Inc.	149,700	1,831,280
Atom Corp. (c)	52,700	361,152
Awa Bank, Ltd.	11,550	78,535
Bandai Namco Holdings, Inc.	12,400	422,677
Bank of Iwate, Ltd.	12,955	516,540
Bank of Kyoto, Ltd.	16,000	150,943
Bank of Okinawa, Ltd.	16,500	669,633
Benesse Holdings, Inc.	4,100	154,717
Bridgestone Corp.	35,665	1,536,299
Brother Industries, Ltd.	11,200	258,469
Calbee, Inc.	3,700	145,385
Can Do Co., Ltd.	5,300	79,623
Canon, Inc.	66,016	2,242,053
Casio Computer Co., Ltd.	37,100	570,236
Central Japan Railway Co.	11,300	1,841,429
Chiba Bank, Ltd.	35,550	257,544
Chubu Electric Power Co., Inc.	30,965	411,314
Chugai Pharmaceutical Co., Ltd.	18,680	699,087
Chugoku Bank, Ltd.	10,200	152,510
Chugoku Electric Power Co., Inc.	10,700	117,990
Coca-Cola Bottlers Japan, Inc.	9,800	283,464
COLOPL, Inc. (c)	2,000	20,256
Colowide Co., Ltd.	2,400	40,883
Concordia Financial Group, Ltd.	63,700	321,221
COOKPAD, Inc. (c)	10,900	88,376
Credit Saison Co., Ltd.	31,000	605,322
CyberAgent, Inc.	5,800	179,895
Dai Nippon Printing Co., Ltd.	27,000	299,893
Dai-ichi Life Holdings, Inc.	61,500	1,109,200
Daicel Corp.	14,100	175,309
Daifuku Co., Ltd.	5,300	158,255
Daiichi Sankyo Co., Ltd.	49,665	1,170,018
Daiken Medical Co., Ltd.	15,800	112,917
Daikin Industries, Ltd.	20,410	2,083,506
Daisan Bank, Ltd.	765	11,670
Daishi Bank, Ltd.	15,176	69,829
Daito Trust Construction Co., Ltd.	5,355	833,800
Daiwa House Industry Co., Ltd.	34,600	1,181,869
Daiwa House REIT Investment Corp.	51	121,145
Daiwa Securities Group, Inc.	133,550	791,363
DeNA Co., Ltd.	10,800	241,837
Denso Corp.	26,910	1,135,700
Dentsu, Inc.	12,000	573,514
DIC Corp.	5,300	190,330
Disco Corp.	1,300	207,334
Don Quijote Holdings Co., Ltd.	3,400	128,907
Dowa Holdings Co., Ltd.	22,000	166,625
East Japan Railway Co.	19,400	1,855,224
Ebara Corp.	3,800	105,180
Eighteenth Bank, Ltd.	8,251	23,572
Eisai Co., Ltd.	16,651	919,539
Electric Power Development Co., Ltd.	5,500	135,983
euglena Co., Ltd. (a) (c)	5,000	52,465

See accompanying notes to schedule of investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Ezaki Glico Co., Ltd.	2,700	$145,381
F@N Communications, Inc.	5,200	45,956
FamilyMart UNY Holdings Co., Ltd.	3,800	217,462
FANUC Corp.	11,655	2,246,253
Fast Retailing Co., Ltd.	2,600	865,895
Feed One Co., Ltd.	248,400	506,262
Financial Products Group Co., Ltd. (c)	15,200	144,884
Foster Electric Co., Ltd.	18,200	313,592
Frontier Real Estate Investment Corp.	20	82,503
Fuji Electric Co., Ltd.	27,000	142,257
FUJIFILM Holdings Corp.	33,110	1,190,498
Fujitsu, Ltd.	126,513	932,071
Fukuoka Corp. REIT	10	15,388
Fukuoka Financial Group, Inc.	165,550	786,790
Furukawa Electric Co., Ltd.	13,455	598,745
GLP J - REIT	179	192,924
GMO internet, Inc.	3,500	45,448
GS Yuasa Corp.	17,000	73,985
GungHo Online Entertainment, Inc.	18,700	48,098
Gurunavi, Inc.	5,200	84,507
Hachijuni Bank, Ltd.	25,500	161,815
Hakuhodo DY Holdings, Inc.	14,600	193,740
Hamamatsu Photonics KK	11,000	337,754
Hankyu Hanshin Holdings, Inc.	15,700	564,507
Hankyu REIT, Inc.	202	249,534
Haseko Corp.	15,000	182,093
Heiwa Real Estate REIT, Inc.	479	372,593
Hino Motors, Ltd.	11,700	129,850
Hirose Electric Co., Ltd.	900	128,320
Hisamitsu Pharmaceutical Co., Inc.	3,300	158,010
Hitachi Chemical Co., Ltd.	4,800	143,111
Hitachi Metals, Ltd.	13,700	190,454
Hitachi, Ltd.	293,475	1,800,656
Hokkoku Bank, Ltd.	165,550	635,031
Honda Motor Co., Ltd.	95,675	2,609,009
Hoshizaki Corp.	2,000	180,847
Hoya Corp.	18,806	976,285
Hulic Co., Ltd.	17,200	175,582
Hyakugo Bank, Ltd.	10,550	42,910
Ibiden Co., Ltd.	17,000	292,613
Ichigo Office REIT Investment (c)	657	408,725
Idemitsu Kosan Co., Ltd.	4,700	133,437
IHI Corp. (a)	45,000	152,990
Iida Group Holdings Co., Ltd.	5,000	83,259
Industrial & Infrastructure Fund Investment Corp. REIT (c)	40	181,559
Infomart Corp.	29,600	224,450
Inpex Corp.	38,100	366,555
Intage Holdings, Inc.	13,200	261,040
Iriso Electronics Co., Ltd.	2,200	177,002
Isetan Mitsukoshi Holdings, Ltd.	19,500	195,417
Isuzu Motors, Ltd.	69,900	862,241
ITOCHU Corp.	121,950	1,811,450
Iwatani Corp.	14,000	86,846
J Front Retailing Co., Ltd.	5,100	78,252
Jafco Co., Ltd.	2,100	84,572
Japan Airlines Co., Ltd.	4,000	123,674
Japan Airport Terminal Co., Ltd.	4,800	183,482
Japan Excellent, Inc.	108	120,246
Japan Exchange Group, Inc.	32,400	586,810

Japan Hotel REIT Investment Corp.	180	127,358
Japan Logistics Fund, Inc.	37	76,891
Japan Post Bank Co., Ltd.	19,400	248,284
Japan Post Holdings Co., Ltd.	23,200	287,832
Japan Prime Realty Investment Corp. REIT	29	100,530
Japan Real Estate Investment Corp. REIT	35	174,128
Japan Retail Fund Investment Corp. REIT	150	277,011
Japan Tissue Engineering Co., Ltd. (a) (c)	2,200	24,553
Japan Tobacco, Inc.	56,600	1,988,254
JFE Holdings, Inc.	33,110	574,769
JGC Corp.	11,900	192,967
JSR Corp.	28,500	491,318
JTEKT Corp.	12,900	188,517
JXTG Holdings, Inc.	175,700	767,319
Kajima Corp.	126,475	1,067,091
Kakaku.com, Inc.	14,300	205,286
Kaken Pharmaceutical Co., Ltd.	2,000	109,114
Kansai Electric Power Co., Inc.	62,000	853,631
Kansai Paint Co., Ltd.	14,400	331,292
Kao Corp.	28,300	1,680,470
Kawai Musical Instruments Manufacturing Co., Ltd.	11,900	251,112
Kawasaki Heavy Industries, Ltd.	46,000	135,920
KDDI Corp.	95,100	2,518,000
Keihan Holdings Co., Ltd.	24,000	152,510
Keikyu Corp.	24,000	289,000
Keio Corp.	26,000	217,515
Keisei Electric Railway Co., Ltd.	12,100	323,069
Kenedix Office Investment Corp. REIT	42	224,279
Kenedix, Inc. (c)	15,900	75,000
Kewpie Corp.	5,500	144,402
Keyence Corp.	4,000	1,756,497
Kikkoman Corp.	8,000	255,607
Kintetsu Group Holdings Co., Ltd.	95,101	366,489
Kirin Holdings Co., Ltd.	43,800	892,294
Kiyo Bank, Ltd.	36,400	630,100
KNT-CT Holdings Co., Ltd. (a)	150,000	230,954
Kobayashi Pharmaceutical Co., Ltd.	2,500	148,407
Kobe Steel, Ltd. (a)	18,199	186,914
Koito Manufacturing Co., Ltd.	5,000	257,209
Komatsu, Ltd.	62,120	1,578,155
Konami Holdings Corp.	4,300	238,804
Konica Minolta, Inc.	56,175	465,959
Kose Corp.	1,400	152,884
Kubota Corp.	79,650	1,338,015
Kuraray Co., Ltd.	17,800	322,859
Kurita Water Industries, Ltd.	17,310	471,419
Kyocera Corp.	17,600	1,019,096
Kyoritsu Maintenance Co., Ltd.	1,200	34,870
Kyoto Kimono Yuzen Co., Ltd. (c)	27,300	227,905
Kyowa Hakko Kirin Co., Ltd.	12,100	224,748
Kyushu Electric Power Co., Inc. (c)	20,300	246,433
Kyushu Financial Group, Inc.	11,900	75,090
Kyushu Railway Co.	7,000	227,083
Lawson, Inc.	1,500	104,931
Leopalace21 Corp.	1,600	9,939

See accompanying notes to schedule of investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Lion Corp.	10,000	$207,013
LIXIL Group Corp.	12,200	305,000
M3, Inc.	11,100	305,754
Mabuchi Motor Co., Ltd.	3,500	174,128
Makita Corp.	13,400	495,523
Marubeni Corp.	168,050	1,085,535
Marui Group Co., Ltd.	12,500	184,229
Matsuya Co., Ltd. (c)	31,000	295,764
Mazda Motor Corp.	21,800	304,222
MCUBS MidCity Investment Corp.	139	416,282
Mebuki Financial Group, Inc.	42,800	159,224
Medipal Holdings Corp.	35,399	654,674
MEIJI Holdings Co., Ltd.	7,500	608,090
Meiko Network Japan Co., Ltd.	30,900	411,963
Milbon Co., Ltd.	600	33,749
MINEBEA MITSUMI, Inc.	19,500	313,256
MISUMI Group, Inc.	14,400	328,857
Mitsubishi Chemical Holdings Corp.	78,300	648,156
Mitsubishi Corp.	97,538	2,045,208
Mitsubishi Electric Corp.	143,950	2,069,698
Mitsubishi Estate Co., Ltd.	65,625	1,222,730
Mitsubishi Gas Chemical Co., Inc.	12,100	255,763
Mitsubishi Heavy Industries, Ltd.	223,101	912,975
Mitsubishi Logistics Corp.	9,000	119,749
Mitsubishi Materials Corp.	5,700	172,481
Mitsubishi Motors Corp.	49,500	326,006
Mitsubishi Tanabe Pharma Corp.	13,100	302,666
Mitsubishi UFJ Financial Group, Inc.	678,924	4,560,803
Mitsubishi UFJ Lease & Finance Co., Ltd.	26,800	146,451
Mitsui & Co., Ltd.	117,226	1,675,030
Mitsui Chemicals, Inc.	135,550	717,802
Mitsui Fudosan Co., Ltd.	43,000	1,025,823
Mitsui OSK Lines, Ltd.	142,550	418,668
Mixi, Inc. (c)	2,100	116,812
Mizuho Financial Group, Inc.	1,279,900	2,339,725
Mori Hills REIT Investment Corp. REIT	52	63,959
Morinaga & Co., Ltd.	2,600	147,633
MS&AD Insurance Group Holdings, Inc.	33,399	1,121,821
Murata Manufacturing Co., Ltd.	12,500	1,899,030
Musashino Bank, Ltd.	16,555	507,583
Nabtesco Corp. (c)	5,200	151,104
Nachi-Fujikoshi Corp.	15,000	85,039
Nagoya Railroad Co., Ltd.	40,000	186,543
Nankai Electric Railway Co., Ltd.	27,000	139,614
Nanto Bank, Ltd.	16,355	465,789
NEC Corp.	117,000	310,306
Nexon Co., Ltd. (a)	8,900	175,845
NGK Insulators, Ltd.	15,900	316,840
NGK Spark Plug Co., Ltd.	5,200	110,562
NH Foods, Ltd.	9,000	273,540
NHK Spring Co., Ltd.	12,700	133,488
Nichirei Corp.	9,600	269,135
Nidec Corp.	15,700	1,608,286
Nikon Corp.	32,800	524,286
Nintendo Co., Ltd.	5,700	1,911,499
Nippon Accommodations Fund, Inc.	11	46,013
Nippon Building Fund, Inc. REIT (c)	73	372,926

Nippon Electric Glass Co., Ltd.	4,000	145,425
Nippon Express Co., Ltd.	41,000	256,524
Nippon Paint Holdings Co., Ltd. (c)	12,100	457,681
Nippon Paper Industries Co., Ltd.	4,200	86,011
Nippon Prologis REIT, Inc.	100	213,065
Nippon Shinyaku Co., Ltd.	2,600	166,376
Nippon Steel & Sumitomo Metal Corp.	42,400	957,736
Nippon Suisan Kaisha, Ltd.	104,100	608,701
Nippon Telegraph & Telephone Corp.	33,700	1,592,622
Nippon Television Holdings, Inc.	2,000	33,606
Nippon Yusen KK (a)	165,550	307,938
Nissan Chemical Industries, Ltd.	5,900	194,811
Nissan Motor Co., Ltd.	132,341	1,316,814
Nissei ASB Machine Co., Ltd.	4,300	149,252
Nisshin Seifun Group, Inc.	13,600	223,318
Nissin Foods Holdings Co., Ltd.	4,100	256,159
Nitori Holdings Co., Ltd.	3,500	468,494
Nitto Denko Corp.	11,800	970,381
NOK Corp.	5,700	120,433
Nomura Holdings, Inc.	214,485	1,285,459
Nomura Real Estate Holdings, Inc.	6,000	117,693
Nomura Real Estate Master Fund, Inc.	199	272,217
Nomura Research Institute, Ltd.	3,600	141,776
NSK, Ltd.	20,200	252,230
NTT Data Corp.	66,000	734,247
NTT DOCOMO, Inc.	62,900	1,484,610
Obayashi Corp.	34,950	410,902
Obic Co., Ltd.	3,900	239,498
Odakyu Electric Railway Co., Ltd.	18,599	375,092
Ogaki Kyoritsu Bank, Ltd.	165,550	477,378
Oji Holdings Corp.	23,000	118,726
Oki Electric Industry Co., Ltd.	3,600	51,007
Olympus Corp.	17,400	634,923
Omron Corp.	11,700	507,632
Ono Pharmaceutical Co., Ltd.	28,100	612,968
Oriental Land Co., Ltd.	14,400	975,037
ORIX Corp.	66,100	1,023,621
Orix JREIT, Inc. REIT	59	87,114
Osaka Gas Co., Ltd.	114,000	466,207
Otsuka Corp.	2,500	155,082
Otsuka Holdings Co., Ltd.	28,900	1,232,031
Panasonic Corp.	132,650	1,799,204
Park24 Co., Ltd.	5,100	129,633
Pigeon Corp.	12,500	452,786
Rakuten, Inc.	35,200	414,154
Raysum Co., Ltd.	3,300	27,843
Recruit Holdings Co., Ltd.	67,200	1,154,888
Renesas Electronics Corp. (a)	12,900	112,399
Resona Holdings, Inc.	112,400	618,720
Ricoh Co., Ltd.	31,400	277,223
Ringer Hut Co., Ltd.	900	19,488
Rinnai Corp.	1,700	158,410
Riso Kyoiku Co., Ltd.	22,106	175,101
Rock Field Co., Ltd.	30,200	518,743
Rohm Co., Ltd.	5,700	437,798
Rohto Pharmaceutical Co., Ltd.	5,901	121,948
Ryohin Keikaku Co., Ltd.	1,000	249,822
San-In Godo Bank, Ltd.	10,650	89,571
Sanrio Co., Ltd. (c)	3,900	76,535
Santen Pharmaceutical Co., Ltd.	20,300	275,340

See accompanying notes to schedule of investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Sawai Pharmaceutical Co., Ltd.	1,600	$89,854
SBI Holdings, Inc.	11,500	155,776
SCREEN Holdings Co., Ltd.	2,800	186,899
Secom Co., Ltd.	16,748	1,270,708
Sega Sammy Holdings, Inc.	5,300	71,321
Seibu Holdings, Inc.	12,400	229,217
Seiko Epson Corp.	20,600	458,165
Seino Holdings Co., Ltd.	11,600	154,137
Sekisui Chemical Co., Ltd.	19,400	347,218
Sekisui House Residential Investment Corp.	178	187,569
Sekisui House, Ltd.	32,800	577,853
Seria Co., Ltd.	3,800	183,642
Seven & i Holdings Co., Ltd.	49,528	2,040,011
Seven Bank, Ltd.	36,300	129,874
Sharp Corp. (a) (c)	58,000	215,255
Shiga Bank, Ltd.	11,550	59,518
Shikoku Bank, Ltd.	9,101	25,353
Shikoku Electric Power Co., Inc.	11,700	137,868
Shimadzu Corp.	17,400	331,089
Shimamura Co., Ltd.	1,400	171,449
Shimano, Inc.	3,700	585,493
Shimizu Corp.	31,513	334,033
Shin-Etsu Chemical Co., Ltd.	22,317	2,022,950
Shinsei Bank, Ltd.	52,000	90,708
Shionogi & Co., Ltd.	16,300	907,989
Shiseido Co., Ltd.	20,200	718,038
Shizuoka Bank, Ltd.	27,000	243,904
Showa Denko KK	6,700	155,395
SMC Corp.	3,100	942,195
SMS Co., Ltd.	11,400	345,977
SoftBank Group Corp.	47,336	3,832,463
Sohgo Security Services Co., Ltd.	3,800	171,129
Sojitz Corp.	61,800	151,805
Sompo Holdings, Inc.	33,800	1,305,253
Sony Corp.	64,220	2,449,688
Sony Financial Holdings, Inc.	8,900	151,607
Square Enix Holdings Co., Ltd.	3,400	111,356
Stanley Electric Co., Ltd.	29,173	880,175
Start Today Co., Ltd.	12,700	312,527
Starts Proceed Investment Corp.	51	66,678
Subaru Corp.	33,300	1,122,052
Sumco Corp.	9,600	139,010
Sumitomo Chemical Co., Ltd.	165,550	951,809
Sumitomo Corp.	88,275	1,148,612
Sumitomo Dainippon Pharma Co., Ltd.	5,300	72,311
Sumitomo Electric Industries, Ltd.	53,720	827,124
Sumitomo Forestry Co., Ltd.	8,600	135,169
Sumitomo Heavy Industries, Ltd.	24,000	158,277
Sumitomo Metal Mining Co., Ltd.	24,000	320,506
Sumitomo Mitsui Financial Group, Inc.	68,600	2,673,544
Sumitomo Mitsui Trust Holdings, Inc.	29,055	1,039,267
Sumitomo Precision Products Co., Ltd.	46,000	143,699
Sumitomo Realty & Development Co., Ltd.	20,000	616,768
Sumitomo Rubber Industries, Ltd. (c)	12,200	205,867
Sun Corp. (c)	3,000	19,838
Sun Frontier Fudousan Co., Ltd.	3,100	31,121
Suntory Beverage & Food, Ltd.	5,000	232,289
Suruga Bank, Ltd.	11,300	273,750

Suzuken Co., Ltd.	4,100	136,107
Suzuki Motor Corp.	21,800	1,034,122
Sysmex Corp.	5,800	346,369
T&D Holdings, Inc.	49,900	759,203
Tadano, Ltd.	5,200	62,431
Taiheiyo Cement Corp.	23,000	83,722
Taisei Corp.	110,438	1,008,450
Taisho Pharmaceutical Holdings Co., Ltd.	2,100	159,799
Taiyo Yuden Co., Ltd.	21,800	341,862
Takashimaya Co., Ltd.	21,000	199,795
Takeda Pharmaceutical Co., Ltd.	46,265	2,350,720
Takeuchi Manufacturing Co., Ltd.	19,000	347,668
TDK Corp.	13,655	898,099
Teijin, Ltd.	33,910	652,185
Temp Holdings Co., Ltd.	5,700	106,837
Terumo Corp.	16,900	665,562
THK Co., Ltd.	5,400	152,830
Tobu Railway Co., Ltd.	47,000	256,417
Toho Bank, Ltd.	12,101	42,541
Toho Co., Ltd.	10,800	332,574
Toho Gas Co., Ltd.	22,000	160,164
Tohoku Electric Power Co., Inc.	30,800	426,255
Tokio Marine Holdings, Inc.	45,065	1,865,409
Tokyo Dome Corp.	38,200	345,418
Tokyo Electric Power Co. Holdings, Inc. (a)	66,575	274,335
Tokyo Electron, Ltd.	8,455	1,140,778
Tokyo Gas Co., Ltd.	167,475	870,912
Tokyo Tatemono Co., Ltd.	10,700	140,178
Tokyu Corp.	50,550	385,558
Tokyu Fudosan Holdings Corp.	20,900	123,510
Toppan Printing Co., Ltd.	28,000	307,013
Toray Industries, Inc.	147,550	1,234,792
Toshiba Corp. (a) (c)	288,513	697,916
Tosoh Corp.	28,000	286,828
TOTO, Ltd.	4,000	152,723
Toyo Seikan Group Holdings, Ltd.	9,600	161,994
Toyo Suisan Kaisha, Ltd.	3,000	114,943
Toyo Tire & Rubber Co., Ltd. (c)	10,700	217,981
Toyota Industries Corp.	11,400	599,626
Toyota Motor Corp.	144,288	7,567,543
Toyota Tsusho Corp.	10,800	323,443
Trend Micro, Inc.	4,500	231,889
Tsuruha Holdings, Inc.	1,500	159,265
Unicharm Corp.	19,200	482,221
United Urban Investment Corp. REIT	55	78,564
USS Co., Ltd.	12,210	242,657
Warabeya Nichiyo Holdings Co., Ltd.	16,800	463,510
West Japan Railway Co.	10,700	755,742
Yahoo! Japan Corp.	54,600	237,624
Yakult Honsha Co., Ltd.	9,200	626,379
Yamada Denki Co., Ltd. (c)	87,080	432,455
Yamagata Bank, Ltd. (c)	8,176	36,601
Yamaguchi Financial Group, Inc.	12,000	144,927
Yamaha Corp.	12,400	428,195
Yamaha Motor Co., Ltd.	13,500	348,193
Yamanashi Chuo Bank, Ltd.	7,550	31,850
Yamato Holdings Co., Ltd.	17,400	352,847
Yamazaki Baking Co., Ltd.	11,600	231,153

See accompanying notes to schedule of investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Yaskawa Electric Corp.	12,300	$260,647
Yokogawa Electric Corp.	12,000	192,346
Yokohama Rubber Co., Ltd.	6,300	126,437
Zenrin Co., Ltd.	1,400	40,495

		215,655,296

JORDAN — 0.0% (f)
Hikma Pharmaceuticals PLC (c)	7,019	134,025

LUXEMBOURG — 0.2%
APERAM SA	2,286	106,117
ArcelorMittal (a)	31,120	704,909
Eurofins Scientific SE	483	271,669
Millicom International Cellular SA SDR	2,970	175,217
RTL Group SA	1,900	143,805
SES SA	16,956	396,937
Tenaris SA	18,857	293,575

		2,092,229

MACAU — 0.0% (f)
MGM China Holdings, Ltd. (c)	21,600	48,034
Wynn Macau, Ltd.	56,400	131,780

		179,814

MALTA — 0.0% (f)
Catena Media PLC (a) (c)	10,497	114,496

MEXICO — 0.0% (f)
Fresnillo PLC	9,984	192,715

NETHERLANDS — 3.4%
ABN AMRO Group NV (e)	10,649	281,902
Aegon NV	116,297	593,045
AerCap Holdings NV (a)	4,129	191,709
Akzo Nobel NV	18,299	1,588,069
Altice NV Class A (a)	15,786	363,695
ASML Holding NV	26,036	3,388,240
Constellium NV Class A (a)	4,098	28,276
EXOR NV	4,861	262,740
Fugro NV (a)	6,695	99,268
Gemalto NV	3,633	217,747
Heineken Holding NV	4,816	440,804
Heineken NV	10,957	1,063,870
ING Groep NV	207,983	3,581,947
Koninklijke Ahold Delhaize NV	80,380	1,534,680
Koninklijke DSM NV	14,547	1,055,888
Koninklijke KPN NV	230,658	736,879
Koninklijke Philips NV	66,230	2,348,874
NN Group NV	15,288	542,631
NXP Semiconductors NV (a)	16,348	1,789,289
OCI NV (a)	2,007	44,111
Philips Lighting NV (e)	7,403	272,894
PostNL NV	40,831	190,331
Randstad Holding NV	3,218	187,625
Royal Dutch Shell PLC Class A	212,147	5,607,813
Royal Dutch Shell PLC Class B	184,441	4,941,327
SBM Offshore NV	20,983	335,768
Wolters Kluwer NV	15,273	645,658

		32,335,080

NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a) (c)	142,529	417,439

Air New Zealand, Ltd.	63,149	150,735
Auckland International Airport, Ltd.	26,916	140,517
Fisher & Paykel Healthcare Corp., Ltd.	122,373	1,025,937
Fletcher Building, Ltd.	17,924	104,860
Goodman Property Trust	116,893	106,986
Infratil, Ltd.	49,972	108,854
Investore Property, Ltd. (c)	20,402	20,615
Kiwi Property Group, Ltd.	132,475	136,768
Property for Industry, Ltd.	118,556	142,797
Steel & Tube Holdings, Ltd.	74,628	138,246
Stride Property Group (c)	77,110	97,676
Vital Healthcare Property Trust	101,623	168,163
Xero, Ltd. (a) (c)	5,386	99,379

		2,858,972

NORWAY — 0.6%
Akastor ASA (a) (c)	7,000	11,490
Aker Solutions ASA (a)	7,000	31,513
DNB ASA	60,503	1,025,640
DNO ASA (a) (c)	40,134	36,605
Marine Harvest ASA (a)	17,334	295,706
Norsk Hydro ASA	101,451	560,505
Orkla ASA	97,199	984,562
Schibsted ASA Class A	3,514	84,571
Schibsted ASA Class B	3,379	74,424
Statoil ASA	57,933	957,176
Storebrand ASA	56,263	386,879
Telenor ASA	51,562	852,529
TGS Nopec Geophysical Co. ASA	5,702	116,468
Yara International ASA	17,007	636,698

		6,054,766

PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R (a)	421,224	113,237
EDP - Energias de Portugal SA	172,816	564,312
Galp Energia SGPS SA	21,065	318,460
Jeronimo Martins SGPS SA	12,116	236,165
Mota-Engil SGPS SA	27,258	75,547
NOS SGPS SA	64,630	391,715
Pharol SGPS SA (a) (c)	74,758	26,006

		1,725,442

SINGAPORE — 1.1%
AIMS AMP Capital Industrial REIT	147,398	158,441
Ascendas REIT	104,815	198,691
Ascendas Hospitality Trust	210,800	126,310
Cache Logistics Trust	168,500	111,979
CapitaLand, Ltd.	328,500	835,058
China New Town Development Co., Ltd. (g)	1,443,800	66,581
City Developments, Ltd.	27,400	213,532
ComfortDelGro Corp., Ltd.	104,900	175,233
COSCO Shipping International Singapore Co., Ltd. (a) (c)	480,500	95,971
Croesus Retail Trust	376,766	322,899
DBS Group Holdings, Ltd.	92,692	1,396,254
Genting Singapore PLC	666,000	524,828
Global Logistic Properties, Ltd.	81,500	169,292
IGG, Inc. (c)	52,000	80,200
Jardine Cycle & Carriage, Ltd.	3,333	107,360

See accompanying notes to schedule of investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Keppel REIT	45,509	$37,846
Keppel Corp., Ltd.	170,675	779,712
Lippo Malls Indonesia Retail Trust	983,100	317,739
Oversea-Chinese Banking Corp., Ltd.	182,837	1,432,844
Sembcorp Industries, Ltd.	45,800	102,454
Singapore Airlines, Ltd.	56,156	412,753
Singapore Exchange, Ltd.	43,900	234,031
Singapore Press Holdings, Ltd.	81,000	190,021
Singapore Telecommunications, Ltd.	393,500	1,111,752
Soilbuild Business Space REIT	280,000	146,421
United Overseas Bank, Ltd.	61,508	1,032,839
UOL Group, Ltd.	31,954	177,310
Wilmar International, Ltd.	163,000	396,594

		10,954,945

SOUTH AFRICA — 0.1%
Investec PLC	28,492	212,250
Lonmin PLC (a) (c)	10,873	9,286
Mondi PLC	36,499	954,845

		1,176,381

SOUTH KOREA — 4.8%
Advanced Process Systems Corp. (a)	2,237	96,390
Amorepacific Corp.	1,324	351,786
AMOREPACIFIC Group	1,497	170,091
APS Holdings Corp. (a)	1,756	18,110
Asiana Airlines, Inc. (a)	39,479	211,516
BNK Financial Group, Inc.	16,928	162,008
Celltrion, Inc. (a)	4,687	471,506
CJ CGV Co., Ltd. (c)	5,856	376,700
CMG Pharmaceutical Co., Ltd. (a) (c)	11,037	31,833
Coway Co., Ltd.	1,986	180,522
Crown Confectionery Co., Ltd. (a)	4,576	73,390
CROWNHAITAI Holdings Co., Ltd.	3,815	80,858
CUROCOM Co., Ltd. (a) (c)	14,051	31,500
Dae Han Flour Mills Co., Ltd.	2,193	362,258
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a) (b)	3,626	7,099
Digitech Systems Co., Ltd. (a) (b)	19,094	—
DIO Corp. (a)	1,884	54,339
Dongkuk Industries Co., Ltd.	78,665	322,800
Dongwon F&B Co., Ltd.	1,157	246,235
Dongwon Industries Co., Ltd.	1,294	365,303
DY Corp.	12,613	85,545
E-MART, Inc.	883	180,976
Eyegene, Inc. (a)	3,003	32,677
Genic Co., Ltd. (a)	7,970	88,467
GS Home Shopping, Inc.	1,128	228,134
Hana Financial Group, Inc.	12,899	510,143
Hana Tour Service, Inc.	3,987	318,848
Hancom, Inc.	9,291	138,453
Hankook Shell Oil Co., Ltd.	466	163,730
Hankook Tire Co., Ltd.	2,226	123,737
Hanssem Co., Ltd.	2,355	378,727
Harim Co., Ltd.	35,615	156,885
Hotel Shilla Co., Ltd.	4,784	238,750
HS Industries Co., Ltd.	9,017	74,869
Huons Co., Ltd. (a)	2,451	127,033
Huons Global Co., Ltd.	2,289	77,924
Hyundai Construction Equipment Co., Ltd. (a)	86	25,857

Hyundai Electric & Energy System Co., Ltd. (a)	89	24,231
Hyundai Elevator Co., Ltd.	3,181	170,428
Hyundai Engineering Plastics Co., Ltd.	55,795	385,735
Hyundai Glovis Co., Ltd.	707	97,014
Hyundai Heavy Industries Co., Ltd. (a)	1,351	208,409
Hyundai Hy Communications & Network Co., Ltd.	55,480	213,114
Hyundai Mobis Co., Ltd.	3,004	656,382
Hyundai Motor Co.	7,644	1,065,610
Hyundai Motor Co. Preference Shares	1,297	132,064
Hyundai Robotics Co., Ltd. (a)	286	96,612
Hyundai Steel Co.	2,760	150,043
Infinitt Healthcare Co., Ltd. (a)	18,972	117,233
Interpark Holdings Corp.	12,293	65,003
Jeil Pharmaceutical Co. (g)	750	44,968
Jenax, Inc. (a) (c)	19,950	433,298
JoyCity Corp. (a)	4,148	61,088
Kakao Corp.	1,931	171,303
Kangstem Biotech Co., Ltd. (a)	2,874	25,998
Kangwon Land, Inc.	4,589	139,778
KB Capital Co., Ltd.	5,695	147,832
KB Financial Group, Inc.	26,021	1,312,251
KCC Corp.	198	75,538
Kia Motors Corp.	11,002	367,326
KIWOOM Securities Co., Ltd.	8,704	710,531
Koh Young Technology, Inc.	14,632	767,312
Korea Aerospace Industries, Ltd.	2,971	148,011
Korea Electric Power Corp. ADR	37,923	681,476
Korea Zinc Co., Ltd.	721	287,354
Korean Air Lines Co., Ltd. (a)	4,720	159,650
KT Corp. ADR.	35,624	592,783
KT&G Corp.	5,358	547,905
Ktis Corp.	30,234	93,676
KyungDong City Gas Co., Ltd. (a)	868	38,008
KyungDong Invest Co., Ltd.	512	24,567
LabGenomics Co., Ltd. (a)	3,642	29,094
LG Chem, Ltd.	2,193	557,762
LG Chem, Ltd. Preference Shares	951	167,899
LG Display Co., Ltd.	10,987	356,262
LG Display Co., Ltd. ADR	49,527	795,899
LG Electronics, Inc.	6,205	434,944
LG Household & Health Care, Ltd.	508	441,334
LG Uplus Corp.	12,132	165,415
Lotte Chemical Corp.	707	212,567
Lotte Food Co., Ltd.	485	269,598
Lotte Shopping Co., Ltd.	274	72,682
Medy-Tox, Inc.	884	432,671
Mirae Asset Daewoo Co., Ltd.	19,966	192,828
Modetour Network, Inc.	20,675	571,921
Muhak Co., Ltd.	12,410	257,604
Multicampus Corp.	6,879	226,665
NAVER Corp.	1,603	1,174,072
NCSoft Corp.	823	272,979
Netmarble Games Corp. (a) (e)	3,175	430,123
Nexon GT Co., Ltd. (a)	10,545	67,925
NHN Entertainment Corp. (a)	550	38,601
OCI Co., Ltd. (c)	752	58,956
Orientbio, Inc. (a) (c)	20,373	22,614
Orion Corp. (g)	139	96,947

See accompanying notes to schedule of investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Ottogi Corp.	387	$267,211
POSCO ADR	23,249	1,455,155
S-1 Corp.	1,878	159,215
S-Oil Corp.	2,047	169,607
Sajo Industries Co., Ltd. (c)	7,608	534,618
Samchuly Bicycle Co., Ltd. (c)	7,362	71,423
Samsung Biologics Co., Ltd. (a) (e)	812	207,232
Samsung C&T Corp.	4,657	602,400
Samsung Electronics Co., Ltd. GDR (a)	11,592	11,997,720
Samsung Engineering Co., Ltd. (a)	7,192	74,802
Samsung Fire & Marine Insurance Co., Ltd.	1,378	339,035
Samsung Heavy Industries Co., Ltd. (a)	13,744	149,555
Samsung Life Insurance Co., Ltd.	4,048	413,946
Samsung SDI Co., Ltd.	1,533	229,786
Samsung SDS Co., Ltd.	1,874	302,192
Shinhan Financial Group Co., Ltd.	20,987	904,304
Shinsegae Food Co., Ltd.	2,882	395,467
SK Bioland Co., Ltd. (c)	13,721	214,662
SK Holdings Co., Ltd.	1,290	313,438
SK Hynix, Inc.	25,794	1,519,482
SK Innovation Co., Ltd.	6,029	835,202
SK Telecom Co., Ltd. ADR	29,687	762,065
Woori Bank	10,546	170,060
Youlchon Chemical Co., Ltd.	11,474	139,896
Yungjin Pharmaceutical Co., Ltd. (a) (c)	6,646	65,928

		46,419,293

SPAIN — 2.8%
Abertis Infraestructuras SA	24,614	455,352
Acciona SA	1,332	117,071
Acerinox SA	7,183	98,188
ACS Actividades de Construccion y Servicios SA	9,970	384,634
Aena SA (e)	3,705	721,967
Amadeus IT Group SA	22,638	1,351,665
Atresmedia Corp. de Medios de Comunicacion SA (c)	11,539	134,767
Banco Bilbao Vizcaya Argentaria SA	343,395	2,845,404
Banco de Sabadell SA	242,300	491,636
Banco Santander SA	735,553	4,859,111
Bankia SA	37,805	182,477
Bankinter SA (c)	41,523	381,951
Bolsas y Mercados Espanoles SHMSF SA	3,493	125,952
CaixaBank SA	176,730	842,560
Cellnex Telecom SA (e)	7,541	155,332
Distribuidora Internacional de Alimentacion SA (c)	38,841	241,480
Ebro Foods SA	5,206	118,754
Enagas SA (c)	11,481	321,474
Endesa SA (c)	15,630	359,566
Faes Farma SA	13,998	46,459
Ferrovial SA	21,849	484,318
Gamesa Corp. Tecnologica SA (c)	11,300	240,945
Gas Natural SDG SA	18,206	425,472
Grifols SA	20,767	577,578
Grifols SA Class B, Preference Shares	13,146	277,383
Iberdrola SA	299,017	2,364,457

Indra Sistemas SA (a)	25,300	364,594
Industria de Diseno Textil SA	56,766	2,176,061
Inmobiliaria Colonial SA	14,805	128,805
Let’s GOWEX SA (a) (b) (c)	4,019	—
Mapfre SA	48,695	169,839
Mediaset Espana Comunicacion SA	10,164	126,301
Merlin Properties Socimi SA	15,957	201,289
NH Hotel Group SA (a)	43,019	258,574
Pharma Mar SA (a)	53,450	239,887
Red Electrica Corp. SA	21,945	457,912
Repsol SA	71,016	1,085,364
Sacyr SA (a)	25,441	67,348
Telefonica SA	233,353	2,405,471
Viscofan SA (c)	2,143	126,610

		26,414,008

SWEDEN — 2.8%
AddLife AB	2,388	48,555
AddTech AB Class B	9,948	189,299
Alfa Laval AB	42,151	861,555
Assa Abloy AB Class B	50,164	1,100,872
Atlas Copco AB Class A	32,997	1,263,616
Atlas Copco AB Class B	20,210	697,504
Bilia AB Class A	15,224	150,263
BillerudKorsnas AB	8,982	141,845
Boliden AB	13,470	367,151
Castellum AB	13,489	197,828
Electrolux AB Series B	24,445	800,193
Elekta AB Class B (c)	13,185	124,823
Essity AB Class B (a)	24,945	681,699
Getinge AB Class B	4,491	87,801
Hennes & Mauritz AB Class B (c)	51,614	1,284,452
Hexagon AB Class B	10,196	484,139
Hexpol AB (c)	15,814	172,398
Husqvarna AB Class B	20,820	206,607
ICA Gruppen AB (c)	3,890	144,632
Industrivarden AB Class A	9,818	249,683
Industrivarden AB Class C	8,305	198,897
Investor AB Class A	6,785	319,117
Investor AB Class B	18,806	905,233
JM AB	4,169	147,344
Karo Pharma AB (c)	59,424	306,471
Kinnevik AB Class B	16,309	498,674
KNOW IT AB	19,366	297,910
Lagercrantz Group AB Class B	25,778	281,938
Lundin Petroleum AB (a)	11,519	221,379
NetEnt AB (a)	71,894	627,774
Nibe Industrier AB Class B	19,089	180,037
Nordea Bank AB	161,352	2,050,724
Opus Group AB	74,541	62,747
Orexo AB (a) (c)	5,585	18,077
Qliro Group AB (a)	58,244	107,724
SAAB AB Class B	5,038	248,479
Sandvik AB	77,897	1,223,699
Securitas AB Class B	16,197	272,685
Skandinaviska Enskilda Banken AB Class A	87,930	1,062,305
Skanska AB Class B	20,234	479,549
SKF AB Class A	13,291	269,458
SKF AB Class B	18,494	374,285

See accompanying notes to schedule of investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Svenska Cellulosa AB SCA Class B	24,945	$188,539
Svenska Handelsbanken AB Class A	75,319	1,076,936
Swedbank AB Class A	52,125	1,268,741
Swedish Match AB	8,005	281,590
Swedish Orphan Biovitrum AB (a)	11,152	171,884
Tele2 AB Class B	43,314	452,934
Telefonaktiebolaget LM Ericsson Class B	191,124	1,365,244
Telia Co. AB	128,249	589,810
Tethys Oil AB	15,617	108,316
Trelleborg AB Class B	12,279	279,950
Volvo AB Class A	17,695	301,891
Volvo AB Class B	80,130	1,364,230

		26,859,486

SWITZERLAND — 7.2%
ABB, Ltd.	101,352	2,506,151
Adecco Group AG	15,151	1,153,352
Aryzta AG (a)	1,871	61,601
Baloise Holding AG	2,529	391,372
Chocoladefabriken Lindt & Spruengli AG (d)	42	243,847
Chocoladefabriken Lindt & Spruengli AG (d)	5	349,032
Cie Financiere Richemont SA	26,416	2,179,151
Clariant AG (a)	14,457	318,835
Coca-Cola HBC AG (a)	8,814	258,517
Comet Holding AG (a)	2,738	342,232
Credit Suisse Group AG (a)	107,863	1,561,094
Dufry AG (a)	1,620	265,757
EMS-Chemie Holding AG	344	253,963
Flughafen Zuerich AG	922	226,637
Geberit AG	1,950	910,604
Givaudan SA	472	945,331
Glencore PLC (a)	576,506	2,150,703
Idorsia, Ltd. (a)	4,988	94,275
Julius Baer Group, Ltd. (a)	16,675	878,456
Kuehne + Nagel International AG	6,116	1,021,835
LafargeHolcim, Ltd. (a) (d)	29,402	1,685,553
LafargeHolcim, Ltd. (a) (d)	492	28,209
Leonteq AG (a)	2,325	129,281
Logitech International SA	8,503	312,986
Lonza Group AG (a)	3,429	742,267
Meyer Burger Technology AG (a) (c)	6,337	7,941
Nestle SA	153,315	13,359,930
Novartis AG	130,063	10,838,017
Partners Group Holding AG	920	571,127
PSP Swiss Property AG	1,980	185,254
Roche Holding AG (d)	36,938	9,419,161
Roche Holding AG (d)	1,310	337,879
Schindler Holding AG	2,256	477,985
SGS SA	273	661,939
Sika AG	117	752,592
Sonova Holding AG (c)	2,856	464,344
STMicroelectronics NV	41,326	592,950
Straumann Holding AG	519	295,635
Sulzer AG	4,264	483,994
Swatch Group AG (d)	2,982	1,102,622
Swatch Group AG (d)	2,961	216,591
Swiss Life Holding AG (a)	1,629	550,456

Swiss Prime Site AG (a)	3,539	321,879
Swiss Re AG	17,688	1,618,914
Swisscom AG	1,291	623,762
Temenos Group AG (a)	4,870	435,307
u-blox Holding AG (a)	885	166,160
UBS Group AG (a)	185,409	3,144,199
Vifor Pharma AG	1,882	207,725
Wolseley PLC	18,184	1,113,215
Zurich Insurance Group AG	8,600	2,506,406

		69,467,025

UNITED KINGDOM — 13.4%
3i Group PLC	104,757	1,228,068
Aberdeen Asset Management PLC	56,568	221,906
Admiral Group PLC	12,409	322,857
Afren PLC (a) (b) (c)	55,933	—
Aggreko PLC	10,972	131,190
Amec Foster Wheeler PLC	46,011	279,227
Anglo American PLC (a)	78,448	1,043,456
Ashtead Group PLC	22,140	456,976
Associated British Foods PLC	18,021	687,270
AstraZeneca PLC	68,489	4,568,288
Auto Trader Group PLC (e)	37,626	185,722
Aviva PLC	256,897	1,755,242
Avon Rubber PLC	23,168	306,959
Babcock International Group PLC	26,128	298,832
BAE Systems PLC	157,877	1,299,145
Balfour Beatty PLC	135,522	476,354
Barclays PLC	703,712	1,853,310
Barratt Developments PLC	81,241	594,650
BBA Aviation PLC	59,324	236,879
Bellway PLC	5,137	198,513
Berkeley Group Holdings PLC	5,364	224,843
Big Yellow Group PLC REIT	14,056	144,604
Booker Group PLC	83,998	203,161
BP PLC	968,858	5,572,627
British American Tobacco PLC	98,228	6,678,228
British Land Co. PLC REIT	87,227	686,052
Britvic PLC	10,873	97,734
BT Group PLC	476,253	1,823,408
BTG PLC (a)	19,071	172,910
Bunzl PLC	16,769	498,374
Burberry Group PLC	27,692	597,470
Cairn Energy PLC (a)	22,093	49,417
Capita PLC	47,032	422,452
Capital & Counties Properties PLC	37,377	142,108
Carnival PLC	16,033	1,057,964
Centamin PLC	114,800	230,837
Centrica PLC	336,468	874,984
CNH Industrial NV	50,213	567,836
Cobham PLC	87,930	148,025
Coca-Cola European Partners PLC	11,649	473,765
Compass Group PLC	84,391	1,775,845
Concentric AB	8,350	136,617
Croda International PLC	3,665	184,951
CYBG PLC (a)	37,239	134,537
Daily Mail & General Trust PLC Class A	11,470	99,376
DCC PLC	4,308	391,152
Derwent London PLC	5,686	196,020

See accompanying notes to schedule of investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Diageo PLC	137,074	$4,039,114
Dialog Semiconductor PLC (a)	3,952	168,489
Direct Line Insurance Group PLC	72,257	333,572
Dixons Carphone PLC	51,248	188,788
Drax Group PLC	19,373	81,961
DS Smith PLC	27,847	171,310
easyJet PLC	12,657	223,431
Fiat Chrysler Automobiles NV (a)	53,852	566,915
Firstgroup PLC (a)	174,574	285,041
Foxtons Group PLC	18,364	22,602
G4S PLC	182,962	775,717
GKN PLC	86,558	366,536
GlaxoSmithKline PLC	262,585	5,578,439
Grafton Group PLC	10,958	100,349
Great Portland Estates PLC REIT	16,512	128,046
Greene King PLC	15,484	135,461
Halma PLC	19,131	273,352
Hammerson PLC REIT	38,393	286,506
Hansteen Holdings PLC	66,790	108,012
Hargreaves Lansdown PLC	9,946	168,210
Hays PLC	69,792	150,489
Hiscox, Ltd.	14,783	243,294
HomeServe PLC	20,189	192,881
Howden Joinery Group PLC	29,983	158,551
HSBC Holdings PLC	1,023,195	9,459,051
IG Group Holdings PLC	18,242	134,590
IMI PLC	11,648	180,805
Imperial Brands PLC	48,226	2,160,248
Inchcape PLC	20,947	205,293
Indivior PLC	40,566	164,772
Informa PLC	38,000	330,219
Inmarsat PLC	15,460	154,529
InterContinental Hotels Group PLC	10,472	580,423
International Consolidated Airlines Group SA	34,137	270,488
International Personal Finance PLC	16,908	37,007
Intertek Group PLC	8,467	463,794
Intu Properties PLC REIT (c)	41,393	144,688
IP Group PLC (a)	35,291	61,702
ITV PLC	183,307	431,925
J Sainsbury PLC	123,372	403,359
Janus Henderson Group PLC (a)	5,875	194,511
John Wood Group PLC	17,846	148,475
Johnson Matthey PLC	9,969	371,772
Keller Group PLC	5,048	57,571
Kingfisher PLC	196,044	765,736
Land Securities Group PLC REIT	65,891	867,017
Legal & General Group PLC	295,796	992,451
Lloyds Banking Group PLC	3,507,776	3,014,074
London Stock Exchange Group PLC	11,132	527,208
Man Group PLC	137,964	277,414
Marks & Spencer Group PLC	125,705	544,227
Meggitt PLC	31,645	196,031
Melrose Industries PLC	92,899	292,627
Micro Focus International PLC	11,328	334,166
National Grid PLC	197,808	2,445,579
NEX Group PLC	46,016	373,279
Next PLC	10,695	535,686
Ocado Group PLC (a) (c)	19,997	75,172
Old Mutual PLC	377,289	947,813

Ophir Energy PLC (a)	29,659	32,843
Pearson PLC	59,694	536,186
Pennon Group PLC	20,823	223,281
Persimmon PLC	24,781	721,683
Petrofac, Ltd.	11,969	68,718
Provident Financial PLC	3,322	104,987
Prudential PLC	127,695	2,920,959
Randgold Resources, Ltd.	8,663	765,753
Reckitt Benckiser Group PLC	33,154	3,352,208
RELX NV	52,963	1,087,325
RELX PLC	61,214	1,319,930
Rentokil Initial PLC	92,534	328,498
Rightmove PLC	5,144	283,976
Rio Tinto PLC	59,114	2,489,405
Rio Tinto, Ltd.	19,700	956,066
Rolls-Royce Holdings PLC (a)	109,099	1,262,672
Royal Bank of Scotland Group PLC (a)	163,025	523,474
Royal Mail PLC	22,873	125,142
RPC Group PLC	20,394	199,211
RSA Insurance Group PLC	68,303	546,085
Sage Group PLC	56,127	501,594
Schroders PLC	5,705	230,022
Seadrill, Ltd. (a) (c)	9,838	3,594
Segro PLC REIT	46,719	296,874
Serco Group PLC (a)	90,590	135,205
Severn Trent PLC	11,945	338,558
Shaftesbury PLC	13,955	176,284
Sky PLC	66,793	862,402
Smith & Nephew PLC	47,872	823,929
Smiths Group PLC	49,279	1,022,254
Spirax-Sarco Engineering PLC	3,637	252,749
Sports Direct International PLC (a) (c)	7,839	29,651
SSE PLC	72,861	1,375,159
St James’s Place PLC	26,190	402,110
Standard Chartered PLC (a)	145,489	1,468,775
Standard Life PLC	169,329	877,820
TalkTalk Telecom Group PLC (c)	21,781	51,068
Tate & Lyle PLC	45,575	391,901
Taylor Wimpey PLC	123,258	282,107
TechnipFMC PLC (a)	13,318	360,683
Telecom Plus PLC	3,149	47,244
Tesco PLC (a)	475,243	1,042,030
Thomas Cook Group PLC	53,642	62,676
TP ICAP PLC	29,252	177,559
Travis Perkins PLC	8,004	151,273
Trinity Mirror PLC	23,631	30,158
Tullow Oil PLC (a)	90,726	177,598
UBM PLC	19,685	176,432
Unilever NV (c)	84,947	4,681,546
Unilever PLC	73,380	3,960,417
United Utilities Group PLC	35,542	400,501
Victrex PLC	4,771	116,261
Vodafone Group PLC	1,439,188	4,070,689
Weir Group PLC	5,728	128,793
Whitbread PLC	9,468	487,880
William Hill PLC	71,992	237,712
Wm Morrison Supermarkets PLC	197,336	618,267
Workspace Group PLC	11,809	136,596
Worldpay Group PLC (e)	71,341	291,720
WPP PLC	67,137	1,407,530

See accompanying notes to schedule of investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Xaar PLC	8,877	$43,586

		128,798,518

UNITED STATES — 0.7%
Argonaut Gold, Inc. (a)	17,622	32,158
Flex, Ltd. (a)	69,003	1,125,439
ICON PLC (a)	3,046	297,868
InterOil Corp. (g)	1,650	6,898
Mobileye NV (a)	6,681	419,567
QIAGEN NV (a)	11,676	387,859
REC Silicon ASA (a) (c)	151,894	19,674
Shire PLC	45,282	2,492,750
Stratasys, Ltd. (a)	2,350	54,779
Tahoe Resources, Inc.	7,197	61,956
Thomson Reuters Corp.	21,342	986,659
Valeant Pharmaceuticals International, Inc. (a) (c)	16,951	294,199

		6,179,806

TOTAL COMMON STOCKS (Cost $926,808,622)		954,476,749

RIGHTS — 0.0% (f)
NEW ZEALAND — 0.0% (f)
Kiwi Property Group, Ltd. (expiring 7/10/17) (a) (b)	10,721	—

SPAIN — 0.0% (f)
ACS Actividades de Construccion y Servicios SA (expiring 7/17/17) (a)	9,655	7,708
Repsol SA (expiring 7/17/17) (a)	68,786	31,382
Sacyr SA (expiring 7/20/17) (a)	25,441	2,031

		41,121

TOTAL RIGHTS (Cost $43,355)		41,121

SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (h) (i)	2,241,929	2,241,929
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	17,071,139	17,071,139

TOTAL SHORT-TERM INVESTMENTS (Cost $19,313,068)		19,313,068

TOTAL INVESTMENTS — 101.2% (Cost $946,165,045)		973,830,938
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(11,985,920)

NET ASSETS — 100.0%		$961,845,018

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2017, total aggregate fair value of securities is $7,099, representing less than 0.05% of the Fund’s net assets.
(c)	All or a portion of the shares of the security are on loan at June 30, 2017.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount is less than 0.05% of net assets.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $228,259 representing less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2017.
(j)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipt

See accompanying notes to schedule of investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$55,892,612	$—	$0	(a)	$55,892,612
Austria	2,443,539	—	—		2,443,539
Belgium	10,467,663	—	—		10,467,663
Canada	76,434,150	—	—		76,434,150
Chile	179,932	—	—		179,932
China	712,405	—	—		712,405
Denmark	13,758,397	—	—		13,758,397
Egypt	56,681	—	—		56,681
Finland	10,456,403	—	—		10,456,403
France	76,941,181	—	—		76,941,181
Germany	71,224,060	—	—		71,224,060
Hong Kong	27,893,460	—	—		27,893,460
Ireland	6,145,843	—	0	(a)	6,145,843
Israel	5,968,235	—	—		5,968,235
Italy	18,277,026	12,865	—		18,289,891
Japan	215,655,296	—	—		215,655,296
Jordan	134,025	—	—		134,025
Luxembourg	2,092,229	—	—		2,092,229
Macau	179,814	—	—		179,814
Malta	114,496	—	—		114,496
Mexico	192,715	—	—		192,715
Netherlands	32,335,080	—	—		32,335,080
New Zealand	2,858,972	—	—		2,858,972
Norway	6,054,766	—	—		6,054,766
Portugal	1,725,442	—	—		1,725,442
Singapore	10,888,364	66,581	—		10,954,945
South Africa	1,176,381	—	—		1,176,381
South Korea	46,270,279	141,915	7,099		46,419,293
Spain	26,414,008	—	0	(a)	26,414,008
Sweden	26,859,486	—	—		26,859,486
Switzerland	69,467,025	—	—		69,467,025
United Kingdom	128,798,518	—	0	(a)	128,798,518
United States	6,172,908	6,898	—		6,179,806
Rights
New Zealand	—	—	0	(a)	—
Spain	41,121	—	—		41,121
Short-Term Investments	19,313,068	—	—		19,313,068

TOTAL INVESTMENTS	$973,595,580	$228,259	$7,099		$973,830,938

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2017.

See accompanying notes to schedule of investments

SPDR S&P World ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	365,689	$365,689	1,564	367,253	—	$—	$15	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	18,304,886	16,062,957	2,241,929	2,241,929	3,548	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	19,913,887	19,913,887	—	—	2,572	—
State Street Navigator Securities Lending Government Money Market Portfolio*	27,460,160	27,460,160	127,003,791	137,392,812	17,071,139	17,071,139	264,436	—

TOTAL		$27,825,849				$19,313,068	$270,571	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AUSTRALIA — 6.1%
Abacus Property Group	153,230	$380,814
Aconex, Ltd. (a) (b)	117,449	336,033
Acrux, Ltd. (b)	415,542	68,529
AET&D Holdings NO. 1 Pty, Ltd. (a) (c)	110,316	—
Ainsworth Game Technology, Ltd. (a)	66,976	110,968
ALE Property Group	78,007	279,431
Altium, Ltd.	61,387	403,535
AP Eagers, Ltd.	35,011	224,509
APN Outdoor Group, Ltd. (a)	93,596	345,323
ARB Corp., Ltd.	16,587	199,879
Ardent Leisure Group	264,162	380,936
Arrium, Ltd. (b) (c)	1,727,582	—
Asaleo Care, Ltd.	193,663	218,367
Aspen Group	222,950	188,115
Astro Japan Property Group	33,365	162,513
Atlas Iron, Ltd. (b)	4,414	51
Ausdrill, Ltd.	583	821
Austal, Ltd.	154,798	217,290
Austbrokers Holdings, Ltd.	27,722	276,221
Australian Agricultural Co., Ltd. (a) (b)	187,595	266,925
Australian Pharmaceutical Industries, Ltd.	73,612	107,564
Automotive Holdings Group, Ltd. (a)	67,725	174,027
Aveo Group	186,131	396,906
AWE, Ltd. (b)	293,519	100,189
BC Iron, Ltd. (b)	253	27
Beach Energy, Ltd.	1,258,079	554,880
Beadell Resources, Ltd. (b)	533,988	88,063
Bega Cheese, Ltd. (a)	56,886	284,060
Bellamy’s Australia, Ltd. (a)	34,697	183,905
Billabong International, Ltd. (b)	63,947	36,297
Bradken, Ltd. (b) (d)	1,110	2,767
Breville Group, Ltd.	26,080	209,049
Brickworks, Ltd.	16,953	179,322
Brookside Energy, Ltd. (b)	5,045,506	34,831
Burson Group, Ltd.	100,484	423,149
Buru Energy, Ltd. (b)	392,732	49,705
BWP Trust	165,371	378,007
Cabcharge Australia, Ltd.	60,365	117,147
Cardno, Ltd. (b)	101,965	95,419
Cash Converters International, Ltd.	32,740	7,911
Central Petroleum, Ltd. (b)	1,555	161
Charter Hall Group REIT	127,007	535,814
Charter Hall Retail REIT	244,157	762,232
Cleanaway Waste Management, Ltd.	732,495	772,558
Collins Foods, Ltd. (a)	33,956	153,671
Cooper Energy, Ltd. (b)	1,293	377
Corporate Travel Management, Ltd. (a)	49,535	871,624
Credit Corp. Group, Ltd.	27,170	369,090
Cromwell Property Group	473,630	345,133
CSG, Ltd.	216,112	123,498
CSR, Ltd.	330,800	1,073,321
Data#3, Ltd.	555	734
Decmil Group, Ltd.	33,639	23,997
Downer EDI, Ltd.	322,887	1,587,568
DuluxGroup, Ltd.	76,122	405,222

Eclipx Group, Ltd.	138,812	380,118
Emeco Holdings, Ltd. (b)	2,522	203
ERM Power, Ltd. (a)	144,277	132,248
Estia Health, Ltd. (a)	98,344	230,076
Event Hospitality &Entertainment, Ltd.	52,020	533,489
Evolution Mining, Ltd.	3,674	6,792
Fairfax Media, Ltd.	1,041,215	878,530
Fleetwood Corp., Ltd. (b)	2,483	4,495
FlexiGroup, Ltd.	110,619	154,852
Folkestone Education Trust	133,580	285,871
G8 Education, Ltd.	172,937	478,871
Galaxy Resources, Ltd. (a) (b)	160,907	204,266
Gateway Lifestyle (a)	165,381	247,368
GDI Property Group	215,421	169,370
GrainCorp, Ltd. Class A	61,587	447,366
Greencross, Ltd.	51,285	237,996
Greenland Minerals & Energy, Ltd. (b)	6,877	528
GUD Holdings, Ltd.	45,165	447,252
GWA Group, Ltd.	132,331	319,739
Hansen Technologies, Ltd.	96,286	298,379
Horizon Oil, Ltd. (b)	4,320	139
Hotel Property Investments	82,834	190,613
HT&E, Ltd.	88,907	180,038
Icon Energy, Ltd. (b)	1,798	34
Imdex, Ltd. (b)	794	460
Independence Group NL	254,082	613,915
Industria REIT (a)	98,238	172,559
Infigen Energy (b)	950,222	532,073
Infomedia, Ltd.	356,748	198,392
Ingenia Communities Group	59,249	118,162
Intrepid Mines, Ltd. (b)	96	89
InvoCare, Ltd.	204,040	2,300,681
IOOF Holdings, Ltd. (a)	98,123	737,599
IRESS, Ltd.	53,479	520,557
iSelect, Ltd.	162,244	250,143
iSentia Group, Ltd. (a)	94,367	155,626
Jacana Minerals, Ltd. (c)	12,051	—
Japara Healthcare, Ltd.	128,900	207,633
JB Hi-Fi, Ltd. (a)	11,939	214,018
Karoon Gas Australia, Ltd. (b)	130,884	128,505
Kingsgate Consolidated, Ltd. (b)	111,633	17,126
Liquefied Natural Gas, Ltd. (b)	235,698	100,340
Lynas Corp., Ltd. (a) (b)	1,512,608	121,826
MACA, Ltd.	29,467	37,294
Mantra Group, Ltd.	144,090	337,099
McMillan Shakespeare, Ltd.	41,391	425,436
Medusa Mining, Ltd. (b)	101,020	21,696
Melbourne IT, Ltd.	562	1,237
Mesoblast, Ltd. (a) (b)	114,689	182,982
Metals X, Ltd. (a) (b)	191,024	98,172
Metcash, Ltd. (b)	443,745	816,899
Mincor Resources NL (b)	710	98
Mineral Deposits, Ltd. (a) (b)	86	44
Mineral Resources, Ltd.	85,186	708,960
MMA Offshore, Ltd. (b)	106,121	12,617
Monadelphous Group, Ltd. (a)	73,983	793,914
Mount Gibson Iron, Ltd. (a) (b)	522,358	132,223
Myer Holdings, Ltd. (a)	444,821	284,902
MYOB Group, Ltd.	114,975	301,615

See accompanying notes to schedule of investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Nanosonics, Ltd. (b)	154,489	$300,992
Navitas, Ltd.	143,980	535,633
New South Resources, Ltd. (a) (b)	222,333	257,516
NEXTDC, Ltd. (b)	188,147	650,875
nib holdings, Ltd.	216,202	953,567
Nine Entertainment Co. Holdings, Ltd.	236,828	250,689
NRW Holdings, Ltd. (b)	506	250
Nufarm, Ltd.	122,302	903,407
OM Holdings, Ltd. (b)	1,236	161
oOh!media, Ltd.	89,946	284,251
Orocobre, Ltd. (b)	91,546	243,665
OZ Minerals, Ltd.	112,015	636,675
OzForex Group, Ltd. (a)	125,869	155,442
Pact Group Holdings, Ltd.	65,609	301,449
Paladin Energy, Ltd. (a) (b) (d)	772,885	27,864
Peet, Ltd.	230,775	211,534
Perpetual, Ltd.	18,144	777,563
Perseus Mining, Ltd. (a) (b)	308,844	68,701
Pilbara Minerals, Ltd. (a) (b)	500,380	145,850
Primary Health Care, Ltd.	174,089	486,067
Programmed Maintenance Services, Ltd.	271,509	388,407
Qube Holdings, Ltd. (a)	922	1,860
Quintis, Ltd. (a)	148,677	33,643
RCG Corp., Ltd. (a)	193,218	127,459
RCR Tomlinson, Ltd. (b)	49,832	130,343
Regis Resources, Ltd.	208,542	604,657
Reject Shop, Ltd. (a)	19,983	63,764
Reliance Worldwide Corp., Ltd. (a)	188,253	482,294
Resapp Health, Ltd. (a) (b)	372,192	84,220
Resolute Mining, Ltd.	360,189	328,777
Retail Food Group, Ltd. (a)	77,975	281,110
Ridley Corp., Ltd.	53,971	57,337
Sandfire Resources NL	56,516	244,931
Saracen Mineral Holdings, Ltd. (b)	270,148	242,444
Select Harvests, Ltd. (a)	31,902	119,905
Senex Energy, Ltd. (a) (b)	596,388	125,801
Seven West Media, Ltd.	475,826	260,962
SG Fleet Group, Ltd.	73,617	214,578
Shopping Centres Australasia Property Group.	298,350	501,180
Sigma Healthcare, Ltd.	1,014,259	696,299
Silver Chef, Ltd.	10,406	59,625
Silver Lake Resources, Ltd. (b)	284,705	102,640
Sino Gas & Energy Holdings, Ltd. (b)	1,330,535	87,770
Sirtex Medical, Ltd.	33,129	412,939
Slater & Gordon, Ltd. (a) (b)	155,886	9,685
Southern Cross Media Group, Ltd.	496,078	473,743
Spotless Group Holdings, Ltd.	491,299	433,379
St. Barbara, Ltd. (b)	273,481	610,441
Starpharma Holdings, Ltd. (a) (b)	138,038	77,294
Steadfast Group, Ltd.	243,314	496,446
Strandline Resources, Ltd. (b)	51,866	239
Structural Monitoring Systems PLC (a) (b)	64,271	71,730
Sundance Energy Australia, Ltd. (a) (b)	730,783	34,754
Sundance Resources, Ltd. (b)	12,257	38
Sunland Group, Ltd.	28,699	39,184
Super Retail Group, Ltd.	53,520	336,631

Syrah Resources, Ltd. (a) (b)	102,654	218,112
Tap Oil, Ltd. (b)	922,165	41,026
Tassal Group, Ltd.	43,637	127,527
Technology One, Ltd.	128,357	567,108
Ten Network Holdings, Ltd. (a) (b) (d)	59,551	7,309
Tiger Resources, Ltd. (b) (d)	2,464	93
Tox Free Solutions, Ltd.	40,074	73,773
Village Roadshow, Ltd. (a)	7,676	23,846
Virgin Australia Holdings, Ltd. (b)	520,723	63,907
Virtus Health, Ltd.	16,799	69,325
Vista Group International, Ltd. (a)	83,447	356,823
Vita Group, Ltd.	74,429	63,371
Viva Energy REIT	162,334	282,657
Webjet, Ltd.	62,510	592,161
Western Areas, Ltd. (a) (b)	115,057	186,217
Westgold Resources, Ltd. (a) (b)	95,512	134,803
Whitehaven Coal, Ltd. (b)	277,586	611,087
WorleyParsons, Ltd. (b)	97,224	836,739
WPP AUNZ, Ltd.	609,816	584,699

		51,151,253

AUSTRIA — 0.5%
CA Immobilien Anlagen AG	22,876	557,308
DO & Co. AG	3,869	274,698
POLYTEC Holding AG	3,467	65,206
Porr AG	7,939	250,185
RHI AG	13,059	483,325
S IMMO AG	30,644	443,878
Schoeller-Bleckmann Oilfield Equipment AG (b)	4,909	320,820
Semperit AG Holding (a)	5,239	152,610
Wienerberger AG	52,557	1,192,284
Zumtobel Group AG	23,007	426,148

		4,166,462

BELGIUM — 1.4%
Ablynx NV (a) (b)	32,853	423,042
Aedifica SA	7,618	663,557
AGFA-Gevaert NV (b)	180,094	875,030
Barco NV	17,827	1,828,103
Befimmo SA	3,082	183,000
Deceuninck NV	21,896	81,913
Econocom Group SA	49,346	412,037
Euronav NV (a)	62,404	492,957
EVS Broadcast Equipment SA	15,788	633,847
Fagron (b)	15,528	190,830
Ion Beam Applications	11,450	630,176
Kinepolis Group NV	3,449	191,181
Lotus Bakeries	186	494,504
MDxHealth (b)	51,729	278,773
Nyrstar NV (a) (b)	55,507	338,194
Orange Belgium SA	22,168	518,316
Recticel SA	29,982	232,191
Retail Estates NV REIT	4,439	403,918
Rezidor Hotel Group AB	50,851	188,101
Tessenderlo Group SA (b)	38,853	1,668,414
ThromboGenics NV (b)	16,550	59,460
Warehouses De Pauw CVA	4,628	485,724

		11,273,268

See accompanying notes to schedule of investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

CANADA — 8.2%
Advantage Oil & Gas, Ltd. (b)	135,595	$915,660
Aecon Group, Inc.	28,824	358,219
Africa Oil Corp. (a) (b)	154,582	227,344
AG Growth International, Inc. (a)	6,472	287,644
AGF Management, Ltd. Class B	11,610	60,254
AGT Food & Ingredients, Inc. (a)	10,995	197,092
Aimia, Inc.	61,325	81,691
Air Canada (b)	105,873	1,416,857
Alaris Royalty Corp. (a)	13,866	245,887
Alio Gold, Inc. (b)	4,839	21,872
Altius Minerals Corp.	10,842	90,079
Altus Group, Ltd.	9,621	207,651
Arbutus Biopharma Corp. (b) (e)	1,439	5,180
Arbutus Biopharma Corp. (b) (d) (e)	11,276	40,594
Artis Real Estate Investment Trust	17,321	174,717
Asanko Gold, Inc. (b)	86,757	132,938
Athabasca Oil Corp. (b)	160,675	124,957
Atrium Mortgage Investment Corp. (a)	35,450	330,834
ATS Automation Tooling Systems, Inc. (b)	34,158	349,549
AutoCanada, Inc.	9,142	134,311
Avigilon Corp. (a) (b)	15,628	173,163
Badger Daylighting, Ltd. (a)	15,386	315,373
Ballard Power Systems, Inc. (a) (b)	72,633	209,169
Baytex Energy Corp. (a) (b)	95,529	231,706
Bellatrix Exploration, Ltd. (a) (b)	97,759	55,703
Birchcliff Energy, Ltd.	101,810	478,986
Bird Construction, Inc. (a)	19,576	128,427
Black Diamond Group, Ltd. (a)	12,433	26,423
Boardwalk Real Estate Investment Trust	4,576	167,544
Bonavista Energy Corp.	95,305	198,873
Bonterra Energy Corp.	9,959	128,370
Boyd Group Income Fund	1,563	115,718
Calfrac Well Services, Ltd. (b)	41,883	80,947
Callidus Capital Corp. (a)	13,632	148,843
Canaccord Genuity Group, Inc.	49,000	201,101
Canacol Energy, Ltd. (a) (b)	41,364	136,638
Canadian Solar, Inc. (a) (b)	17,408	277,135
Canadian Western Bank (a)	19,252	405,883
Canam Group, Inc.	12,032	113,955
Canfor Corp. (b)	32,058	483,573
Capital Power Corp. (a)	17,535	328,368
Capstone Mining Corp. (b)	211,193	152,862
Cara Operations, Ltd.	9,198	166,863
Cardinal Energy, Ltd. (a)	46,362	172,068
Cascades, Inc.	25,914	352,983
Celestica, Inc. (b)	111,359	1,510,854
Centerra Gold, Inc.	85,954	468,587
CES Energy Solutions Corp. (a)	85,762	381,693
Colliers International Group, Inc.	30,590	1,726,532
Colossus Minerals, Inc. (b) (c)	390	—
Computer Modelling Group, Ltd.	42,144	330,350
Continental Gold, Inc. (a) (b)	58,033	170,698
Corus Entertainment, Inc. Class B	89,248	936,668
Crew Energy, Inc. (b)	70,415	217,421
Dalradian Resources, Inc. (b)	111,430	145,004
Delphi Energy Corp. (a) (b)	67,718	63,614

Denison Mines Corp. (a) (b)	282,473	121,802
Descartes Systems Group, Inc. (b)	42,489	1,032,208
DHX Media, Ltd. (a)	65,938	290,925
DIRTT Environmental Solutions (a) (b)	28,777	151,784
Dominion Diamond Corp.	46,728	587,203
Dorel Industries, Inc. Class B	15,052	399,509
DREAM Unlimited Corp. Class A (b)	84,014	476,125
Dundee Corp. Class A (a) (b)	63,486	139,320
Dundee Precious Metals, Inc. (b)	59,661	111,172
Endeavour Mining Corp. (b)	23,274	401,072
Endeavour Silver Corp. (b)	62,536	190,203
EnerCare, Inc.	27,909	423,782
Enerflex, Ltd.	42,344	613,624
Enerplus Corp.	111,306	901,624
Enghouse Systems, Ltd.	11,691	473,059
Ensign Energy Services, Inc.	56,910	303,678
Entertainment One, Ltd.	145,841	417,526
Equitable Group, Inc. (a)	6,694	306,583
Exchange Income Corp. (a)	12,974	330,269
Extendicare, Inc. (a)	46,539	370,893
Firm Capital Mortgage Investment Corp. (a)	31,568	322,073
FirstService Corp.	30,526	1,955,855
Fortuna Silver Mines, Inc. (b)	77,823	380,516
Freehold Royalties, Ltd.	24,713	248,329
GASFRAC Energy Services, Inc. (b) (c)	21,904	—
Gibson Energy, Inc.	63,878	824,359
Gluskin Sheff + Associates, Inc.	13,034	168,106
GMP Capital, Inc. (b)	103,949	254,530
Gran Tierra Energy, Inc. (b)	155,043	343,824
Granite Oil Corp. (a)	23,033	82,115
Granite Real Estate Investment Trust	25,087	990,769
Great Canadian Gaming Corp. (b)	29,595	544,182
Guardian Capital Group, Ltd. Class A	122,529	2,467,185
Guyana Goldfields, Inc. (b)	80,409	376,443
Heroux-Devtek, Inc. (b)	4,919	55,413
High Liner Foods, Inc.	5,721	77,047
Home Capital Group, Inc. (a)	21,433	280,393
Horizon North Logistics, Inc. (a)	75,628	77,451
HudBay Minerals, Inc.	89,882	519,069
IAMGOLD Corp. (b)	171,913	885,576
Imperial Metals Corp. (a) (b)	23,995	88,131
Innergex Renewable Energy, Inc.	58,545	642,836
Interfor Corp. (b)	28,359	405,721
InterRent Real Estate Investment Trust	8,273	51,535
Intertape Polymer Group, Inc.	18,894	359,200
Ivanhoe Mines, Ltd. Class A (b)	200,999	645,388
Just Energy Group, Inc.	80,742	422,766
Kelt Exploration, Ltd. (b)	60,069	290,470
Kinaxis, Inc. (b)	12,129	754,058
Kirkland Lake Gold, Ltd.	62,747	592,828
Klondex Mines, Ltd. (b)	65,898	221,740
Knight Therapeutics, Inc. (b)	29,774	235,909
Labrador Iron Ore Royalty Corp. (a)	25,906	313,577
Laurentian Bank of Canada	3,484	145,321
Lightstream Resources, Ltd. (b) (c)	64,736	—
Liquor Stores N.A., Ltd.	16,526	125,087
Lucara Diamond Corp. (a)	115,162	244,743

See accompanying notes to schedule of investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

MAG Silver Corp. (b)	53,095	$692,152
Major Drilling Group International, Inc. (a) (b)	102,072	667,276
Martinrea International, Inc.	69,221	564,449
MCAN Mortgage Corp. (a)	27,755	318,433
Medical Facilities Corp.	16,699	188,245
MEG Energy Corp. (b)	89,379	262,211
Morguard Corp.	1,851	263,319
Morneau Shepell, Inc.	19,722	316,475
Mountain Province Diamonds, Inc. (a) (b)	43,162	128,951
MTY Food Group, Inc.	9,864	352,118
Mullen Group, Ltd. (a)	33,619	414,186
Nevsun Resources, Ltd.	110,638	266,649
Newalta Corp. (a) (b)	21,582	23,930
NexGen Energy, Ltd. (a) (b)	152,447	336,893
North American Palladium, Ltd. (b)	250	963
North West Co., Inc. (a)	29,297	705,185
Novadaq Technologies, Inc. (b)	23,498	275,397
Novagold Resources, Inc. (a) (b)	118,505	536,544
NuVista Energy, Ltd. (b)	104,525	527,172
Nymox Pharmaceutical Corp. (a) (b)	42	185
Obsidian Energy, Ltd. (b)	192,587	241,716
OneREIT	9,378	27,007
Osisko Gold Royalties, Ltd.	35,950	438,752
Painted Pony Energy, Ltd. (b)	49,708	181,042
Paramount Resources, Ltd. Class A (b)	28,084	412,816
Parex Resources, Inc. (b)	60,909	691,775
Pason Systems, Inc.	39,742	591,831
Pengrowth Energy Corp. (a) (b)	238,699	187,474
Pizza Pizza Royalty Corp.	22,759	301,070
Poseidon Concepts Corp. (b) (c)	43,064	—
Precision Drilling Corp. (b)	143,603	489,845
Premier Gold Mines, Ltd. (a) (b)	97,671	220,356
Premium Brands Holdings Corp.	12,187	873,087
Pretium Resources, Inc. (b)	62,298	597,700
Primero Mining Corp. (a) (b)	56,966	19,739
ProMetic Life Sciences, Inc. (b) (e)	3,753	4,835
ProMetic Life Sciences, Inc. (a) (b) (e)	271,434	351,127
Pure Technologies, Ltd.	33,875	127,550
Quarterhill, Inc.	89,881	129,420
Raging River Exploration, Inc. (b)	86,612	539,533
Redknee Solutions, Inc. (a) (b)	32,853	27,574
Reitmans Canada, Ltd. Class A (a)	27,554	91,231
Richelieu Hardware, Ltd.	25,926	599,889
Richmont Mines, Inc. (b)	27,248	211,908
RMP Energy, Inc. (b)	158,922	75,869
Rogers Sugar, Inc. (a)	9,768	47,685
Rubicon Minerals Corp. (b)	1,164	1,425
Russel Metals, Inc.	17,130	342,415
Sandstorm Gold, Ltd. (a) (b)	65,482	252,610
Sandvine Corp. (a)	37,876	125,116
Seabridge Gold, Inc. (a) (b)	24,221	260,170
Secure Energy Services, Inc. (a)	62,029	422,697
SEMAFO, Inc. (b)	141,645	326,110
Seven Generations Energy, Ltd. Class A (b)	940	16,076
ShawCor, Ltd.	32,887	670,553
Sherritt International Corp. (a) (b)	162,684	96,455
Sienna Senior Living, Inc. (a)	38,027	526,176

Sierra Wireless, Inc. (b)	17,218	$482,852
Silver Standard Resources, Inc. (b)	47,215	457,717
Silvercorp Metals, Inc. (a)	105,724	337,841
SilverCrest Metals, Inc. (b)	4,153	5,948
Sleep Country Canada Holdings, Inc. (f)	16,868	534,472
Solium Capital, Inc. (a) (b)	32,363	244,461
Southern Pacific Resource Corp. (b) (c)	281,142	—
Spartan Energy Corp. (a) (b)	66,343	314,168
Stornoway Diamond Corp. (a) (b)	153,395	90,948
Stuart Olson, Inc.	5,544	22,753
SunOpta, Inc. (b)	31,210	318,342
Sunshine Oilsands, Ltd. (b)	1,777,000	56,908
Superior Plus Corp. (a)	60,768	534,358
Surge Energy, Inc. (a)	113,766	183,084
Teranga Gold Corp. (b)	33,216	89,773
TFI International, Inc.	26,170	563,621
TORC Oil & Gas, Ltd. (a)	53,564	209,109
Torex Gold Resources, Inc. (b)	39,205	746,546
Total Energy Services, Inc.	11,370	116,440
TransAlta Corp.	112,324	716,999
Transcontinental, Inc. Class A (a)	41,404	819,345
TransGlobe Energy Corp. (b)	52,718	69,820
Trevali Mining Corp. (a) (b)	183,123	179,076
Trican Well Service, Ltd. (b)	104,662	292,541
Tricon Capital Group, Inc.	38,140	341,254
Trinidad Drilling, Ltd. (b)	100,428	150,793
Twin Butte Energy, Ltd. (b) (c)	83,708	—
Uni-Select, Inc.	61,489	1,482,895
Wajax Corp.	5,615	97,885
Western Energy Services Corp. (b)	47,779	64,382
Western Forest Products, Inc. (a)	190,316	342,912
Westshore Terminals Investment Corp.	18,522	299,644
Yellow Pages, Ltd. (a) (b)	12,205	69,920

		68,638,505

CHINA — 0.2%
APT Satellite Holdings, Ltd.	142,000	74,579
Beijing Properties Holdings, Ltd. (b)	1,330,000	63,889
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	87,000	127,272
Bloomage BioTechnology Corp., Ltd.	62,500	120,253
China Everbright Water, Ltd. (a)	165,393	57,660
China Gold International Resources Corp., Ltd. (b)	127,440	194,295
China Merchants Land, Ltd.	212,000	43,180
China Traditional Chinese Medicine Holdings Co., Ltd.	1,054,316	607,757
Chong Hing Bank, Ltd.	57,000	120,331
Daphne International Holdings, Ltd. (a) (b)	582,000	61,880
Greenland Hong Kong Holdings, Ltd.	199,000	68,318
HC International, Inc.	168,000	121,161
Huarong International Financial Holdings, Ltd. (a) (b)	357,000	128,963
ISDN Holdings, Ltd.	1,762	281
Nam Tai Property, Inc.	5,545	44,360
Sino Grandness Food Industry Group, Ltd. (a)	264,372	47,043

		1,881,222

See accompanying notes to schedule of investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

DENMARK — 1.0%
ALK-Abello A/S	2,357	$351,265
Amagerbanken A/S (b) (c)	308,573	—
Bang & Olufsen A/S (b)	34,635	579,127
Bavarian Nordic A/S (a) (b)	17,111	1,006,638
D/S Norden A/S (b)	15,456	280,488
FLSmidth & Co. A/S	21,994	1,388,036
Forward Pharma A/S ADR (a) (b)	4,507	91,627
H+H International A/S Class B (b)	30,946	515,070
IC Group A/S (a)	26,834	576,296
Matas A/S	14,162	223,766
NKT A/S (b)	11,731	939,373
NNIT A/S (a) (f)	7,876	239,827
OW Bunker A/S (b) (c)	9,828	—
Per Aarsleff Holding A/S Class B	11,745	284,670
Santa Fe Group A/S (b)	37,599	320,112
Scandinavian Tobacco Group A/S Class A (f)	18,092	294,188
Schouw & Co.	3,237	346,850
Solar A/S Class B	1,491	86,343
Spar Nord Bank A/S	33,594	440,101
United International Enterprises	1,310	273,302

		8,237,079

FAEROE ISLANDS — 0.1%
Bakkafrost P/F (a)	21,502	807,033

FINLAND — 1.1%
BasWare Oyj (b)	4,519	203,331
Caverion Corp. (a) (b)	33,172	265,219
Cramo Oyj	15,956	476,804
Fiskars Oyj Abp	23,756	582,541
Kemira Oyj	32,286	407,271
Konecranes Oyj	19,727	833,611
Lassila & Tikanoja Oyj	72,224	1,516,525
Metsa Board Oyj (a)	93,933	680,845
Oriola-KD Oyj Class B	35,522	148,284
Outotec Oyj (b)	58,466	401,434
PKC Group Oyj (a) (b)	14,330	384,903
Raisio Oyj Class V	35,542	147,556
Ramirent Oyj	34,625	348,710
Sanoma Oyj	34,856	325,196
Sponda Oyj	51,852	299,839
Stockmann Oyj Abp Class B (a) (b)	10,767	93,515
Talvivaara Mining Co. PLC (b) (c)	572,382	—
Tikkurila Oyj	10,056	217,115
Uponor Oyj	25,894	469,876
Valmet Oyj	52,451	1,017,589
YIT Oyj (a)	48,879	408,082

		9,228,246

FRANCE — 2.3%
AB Science SA (a) (b)	13,952	168,677
Advanced Accelerator Applications SA ADR (b)	14,121	551,284
Air France-KLM (b)	43,639	621,409
Akka Technologies	7,225	373,376
Albioma SA (a)	11,879	273,140
Antalis International SAS (b)	5,134	13,761
Assystem	2,345	82,912
Beneteau SA	13,139	226,958

Bonduelle SCA	4,973	186,154
Bourbon Corp. (a)	8,737	84,702
Cellectis SA (a) (b)	14,792	381,622
CGG SA (a) (b)	11,131	51,290
Cie des Alpes	4,669	156,136
Coface SA (b)	35,030	350,791
DBV Technologies SA (b)	10,888	768,072
Direct Energie	8,967	543,173
Eramet (a) (b)	4,223	206,895
Esker SA	9,425	569,733
Etablissements Maurel et Prom (b)	2,040	7,957
Europcar Groupe SA (f)	23,347	341,110
Fnac Darty SA (b) (e)	3,456	279,430
Fnac Darty SA (b) (e)	13,261	1,071,594
Gaztransport Et Technigaz SA (a)	12,056	480,923
Genfit (b)	10,191	347,654
GL Events	30,121	848,556
Guerbet	3,040	271,765
Haulotte Group SA	3,263	55,601
ID Logistics Group (b)	1,261	196,980
Innate Pharma SA (a) (b)	26,670	332,474
Interparfums SA	2,261	85,435
IPSOS	14,984	561,407
Jacquet Metal Service	30,648	810,620
Kaufman & Broad SA	8,214	365,839
Le Noble Age	7,468	510,376
LISI	7,777	369,970
Maisons du Monde SA (b) (f)	19,789	768,859
Marie Brizard Wine & Spirits SA (a) (b)	14,440	258,407
Mersen SA	32,391	1,062,127
Naturex (a) (b)	3,552	374,334
Neopost SA	11,662	540,689
Nicox (a) (b)	17,879	242,460
Parrot SA (a) (b)	9,722	104,675
Pierre & Vacances SA (b)	1,070	60,104
Rallye SA	11,011	226,431
Rothschild & Co.	8,831	321,907
Sequana SA (b)	25,671	31,329
SOITEC (b)	10,482	638,530
Solocal Group (b)	257,170	334,673
Solutions 30 SE (b)	21,367	568,555
Trigano SA	3,265	388,589
Valneva SE (a) (b)	54,900	185,344
Virbac SA (b)	1,902	304,790

		18,959,579

GERMANY — 3.1%
ADO Properties SA (f)	9,628	406,689
ADVA Optical Networking SE (b)	12,346	127,139
AIXTRON SE (a) (b)	47,303	332,071
Amadeus Fire AG	3,216	282,070
AURELIUS SE & Co. KGaA (a)	10,251	549,923
BayWa AG	2,347	83,304
Bertrandt AG (a)	2,882	288,473
bet-at-home.com AG	1,809	262,137
Bilfinger SE (a)	17,266	675,461
Biotest AG Preference Shares	10,901	274,151
Borussia Dortmund GmbH & Co. KGaA	40,410	281,239

See accompanying notes to schedule of investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

CANCOM SE (a)	8,985	$545,493
Capital Stage AG	65,490	462,360
Cewe Stiftung & Co. KGaA	3,247	273,419
Deutsche Pfandbriefbank AG (f)	36,871	453,965
Deutz AG	36,382	306,361
DIC Asset AG	82,820	906,442
Draegerwerk AG & Co. KGaA	2,318	186,388
Draegerwerk AG & Co. KGaA Preference Shares	1,526	160,316
Elmos Semiconductor AG	10,326	227,067
ElringKlinger AG	8,538	163,404
Evotec AG (b)	50,704	809,048
Grammer AG	7,623	398,943
Hamborner REIT AG	46,244	473,901
Hamburger Hafen und Logistik AG	7,130	155,486
Heidelberger Druckmaschinen AG (b)	117,906	358,383
HELMA Eigenheimbau AG	2,609	128,550
Hornbach Holding AG & Co. KGaA	2,595	222,719
Indus Holding AG	28,488	2,017,752
Isra Vision AG	531	90,118
Jenoptik AG	86,677	2,270,307
Kloeckner & Co. SE	56,868	598,017
Koenig & Bauer AG	8,856	598,164
Kontron AG (b)	68,625	247,725
KSB AG Preference Shares	262	131,408
Leoni AG	11,166	574,047
LPKF Laser & Electronics AG (a) (b)	13,286	141,760
MLP AG	67,072	446,448
MorphoSys AG (a) (b)	10,708	758,428
Norma Group SE	12,748	661,703
PATRIZIA Immobilien AG (b)	55,196	1,040,311
Pfeiffer Vacuum Technology AG	2,203	321,994
QSC AG	20,651	40,983
RIB Software SE (a)	16,978	286,397
SAF-Holland SA	16,178	276,777
Salzgitter AG	9,248	376,715
Schaltbau Holding AG (b)	2,516	110,237
SGL Carbon SE (a) (b)	23,957	297,150
SLM Solutions Group AG (b)	5,884	258,373
SMA Solar Technology AG (a)	3,646	109,367
STRATEC Biomedical AG	3,042	199,152
Surteco SE	8,480	229,513
Suss MicroTec AG (a) (b)	9,581	112,500
Takkt AG	16,736	417,842
Tele Columbus AG (b) (f)	28,846	319,133
TLG Immobilien AG	22,331	455,779
Vonovia SE (d)	12,374	490,644
Vossloh AG (b)	4,233	271,717
Wacker Neuson SE	9,908	239,911
Washtec AG	6,187	475,190
XING AG	1,703	452,666
Zeal Network SE	4,558	137,764
zooplus AG (b)	2,711	538,013

		25,788,907

GREECE — 0.0% (g)
Fourlis Holdings SA (b)	130	870
TT Hellenic Postbank SA (b) (c)	129,076	—

		870

HONG KONG — 3.3%
13 Holdings, Ltd. (b)	449,000	92,602
Allied Properties HK, Ltd.	2,710,391	586,766
Asian Growth Properties, Ltd.	139,480	43,483
Cafe de Coral Holdings, Ltd.	177,191	574,260
Century Sunshine Group Holdings, Ltd. (b)	867,698	26,343
China Baoli Technologies Holdings, Ltd. (b)	8,425,000	202,896
China Cord Blood Corp. (a) (b)	20,727	196,492
China Healthwise Holdings, Ltd. (b)	2,920,000	50,497
China Household Holdings, Ltd. (b) (d)	780,000	50,958
China Innovationpay Group, Ltd. (b)	2,424,000	155,256
China Innovative Finance Group, Ltd. (b)	4,722,000	199,612
China LNG Group, Ltd. (a)	8,350,000	155,096
China LotSynergy Holdings, Ltd. (a) (b)	4,800,000	84,238
China Ocean Resources Co., Ltd. (a) (b) (d)	26,593	23,243
China Oceanwide Holdings, Ltd. (a) (b)	823,000	80,123
China Regenerative Medicine International, Ltd. (b)	6,133,056	194,053
China Resources and Transportation Group, Ltd. (b)	289,999	9,064
China Ruifeng Renewable Energy Holdings, Ltd. (b)	427,200	38,307
China Sandi Holdings, Ltd. (b)	309	11
China Smarter Energy Group Holdings, Ltd. (a) (b)	1,410,000	146,302
China Soft Power Technology Holdings, Ltd. (b)	132,131	3,165
China Strategic Holdings, Ltd. (b)	9,186,667	142,393
China Water Industry Group, Ltd. (b)	440,000	95,255
Chow Sang Sang Holdings International, Ltd.	257,939	602,021
CK Life Sciences Int’l Holdings, Inc.	2,728,000	230,640
CMBC Capital Holdings, Ltd.	2,136,000	112,184
Common Splendor International Health Industry Group, Ltd. (b)	2,330,000	179,083
Culturecom Holdings, Ltd. (b)	375,000	23,058
Digital Domain Holdings, Ltd. (a) (b)	4,819,996	194,493
Emperor Entertainment Hotel, Ltd.	100,000	24,211
Enerchina Holdings, Ltd. (a) (b)	3,469,500	76,888
Esprit Holdings, Ltd. (b)	967,435	515,539
EverChina International Holdings Co., Ltd. (b)	1,120,000	33,285
Fairwood Holdings, Ltd.	156,500	658,561
FDG Electric Vehicles, Ltd. (a) (b)	7,567,493	315,052
Freeman FinTech Corp., Ltd. (b)	4,940,000	329,061
Future World Financial Holdings, Ltd. (b)	34,303	571
G-Resources Group, Ltd. (b)	14,119,790	206,196
GCL New Energy Holdings, Ltd. (a) (b)	3,758,000	185,338
Giordano International, Ltd.	1,412,000	804,898
Global Brands Group Holding, Ltd. (b)	2,782,000	292,225
Global Sources, Ltd. (b)	8,098	161,960
Hanison Construction Holdings, Ltd.	4,000	774
Hao Tian Development Group, Ltd. (b)	1,113,600	43,509

See accompanying notes to schedule of investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Heng Tai Consumables Group, Ltd. (b)	648,000	$28,223
HKBN, Ltd.	546,913	547,162
HKR International, Ltd. (b)	2,743,659	1,476,134
Honbridge Holdings, Ltd. (a) (b)	1,400,000	159,612
Hopewell Highway Infrastructure, Ltd. (a)	596,000	342,799
Hybrid Kinetic Group, Ltd. (a) (b) (d)	8,619,000	215,297
Imagi International Holdings, Ltd. (b)	211,700	17,356
International Housewares Retail Co., Ltd.	65,000	12,823
iOne Holdings, Ltd. (a) (b)	1,320,000	35,509
K Wah International Holdings, Ltd.	1,665,670	1,011,378
Kingston Financial Group, Ltd.	4,860	1,756
Kingwell Group, Ltd. (b)	59,111	1,151
Kong Sun Holdings, Ltd. (b)	4,325,000	204,991
L&A International Holdings, Ltd. (b)	1,877,584	2,405
Landing International Development, Ltd. (b)	33,126,000	326,743
Lee’s Pharmaceutical Holdings, Ltd.	224,000	187,086
Loudong General Nice Resources China Holdings, Ltd. (b)	1,215,000	52,918
Luk Fook Holdings International, Ltd.	198,000	677,209
Major Holdings, Ltd. (a) (b) (f)	784,000	17,073
Mason Financial Holdings, Ltd. (b)	4,366,000	57,606
Mei Ah Entertainment Group, Ltd. (b)	1,840,000	88,388
Melco International Development, Ltd.	338,000	904,918
Midland Holdings, Ltd. (b)	809,790	217,840
Midland IC&I, Ltd. (b)	364,895	19,398
Nan Hai Corp., Ltd.	10,300,000	328,536
NetMind Financial Holdings, Ltd. (b)	14,796,000	62,547
New Focus Auto Tech Holdings, Ltd. (b)	760,000	26,773
Noble Century Investment Holdings, Ltd. (b)	2,168,000	244,393
Noble Group, Ltd. (a) (b)	437,519	147,762
Pacific Basin Shipping, Ltd. (b)	3,225,000	710,566
Pacific Textiles Holdings, Ltd.	2,054	2,371
PAX Global Technology, Ltd. (a)	397,000	254,785
Peace Map Holding, Ltd. (b)	1,560,000	16,187
Peace Mark Holdings, Ltd. (b) (c)	504,228	—
Phoenix Satellite Television Holdings, Ltd.	1,060,000	156,153
Pico Far East Holdings, Ltd.	202,000	84,615
Playmates Toys, Ltd.	272,000	49,477
Prosperity REIT	596,000	253,472
Road King Infrastructure, Ltd.	1,223,482	1,510,849
SEA Holdings, Ltd.	110,000	140,627
Shun Tak Holdings, Ltd. (b)	1,324,749	609,220
Sincere Watch Hong Kong, Ltd. (b)	1,070,499	23,586
Sino Oil And Gas Holdings, Ltd. (b)	7,020,000	168,161
Sinolink Worldwide Holdings, Ltd. (b)	704,000	77,556
SmarTone Telecommunications Holdings, Ltd.	240,630	315,026
SMI Holdings Group, Ltd. (a)	616,081	273,061
Sparkle Roll Group, Ltd. (b)	7,180	543
Spring Real Estate Investment Trust	261,000	113,675
Stella International Holdings, Ltd.	214,500	384,682
Summit Ascent Holdings, Ltd. (a) (b)	580,000	127,792
Sun Hung Kai & Co., Ltd.	345,000	222,297

SUNeVision Holdings, Ltd.	149,000	94,098
Sunlight Real Estate Investment Trust	170,000	111,498
Superb Summit International Group, Ltd. (a) (b) (c)	1,685,500	—
TCC International Holdings, Ltd.	174,000	78,458
Television Broadcasts, Ltd.	173,816	654,611
Texhong Textile Group, Ltd.	228,500	284,218
Texwinca Holdings, Ltd.	790,850	481,209
Tongda Group Holdings, Ltd. (a)	1,060,000	316,379
Tou Rong Chang Fu Group, Ltd. (b)	2,396,000	46,039
Town Health International Medical Group, Ltd. (a)	1,944,000	169,337
Trinity, Ltd. (a) (b)	626,000	38,892
Truly International Holdings, Ltd. (a)	790,000	273,236
United Photovoltaics Group, Ltd. (a) (b)	2,230,000	297,088
Value Partners Group, Ltd. (a)	432,000	393,459
Varitronix International, Ltd.	106,000	58,252
Vitasoy International Holdings, Ltd.	592,000	1,217,906
Viva China Holdings, Ltd. (b)	1,872,000	182,249
VST Holdings, Ltd.	122,000	37,039
Wang On Properties, Ltd. (a) (b)	1,776,000	354,906
WLS Holdings, Ltd. (b)	7,050,000	17,159
Yanchang Petroleum International, Ltd. (b)	4,460,000	98,839
Yin He Holdings, Ltd. (b)	760,000	89,567
Yuexiu Real Estate Investment Trust	1,138,000	707,018
Yunfeng Financial Group, Ltd. (a) (b)	316,000	180,943
Yuxing InfoTech Investment Holdings, Ltd. (b)	372,000	48,129
Zhongyu Gas Holdings, Ltd. (b)	700	175

		27,281,153

INDIA — 0.1%
Ascendas India Trust	619,600	510,764

IRELAND — 0.9%
Amarin Corp. PLC ADR (a) (b)	107,917	434,906
C&C Group PLC	161,137	591,603
Cairn Homes PLC (b)	383,184	657,746
Dalata Hotel Group PLC (b)	81,874	450,098
Datalex PLC	71,418	325,823
FBD Holdings PLC (b)	10,535	99,129
Fly Leasing, Ltd. ADR (b)	24,551	330,211
Green REIT PLC	322,506	523,428
Greencore Group PLC	302,587	966,891
Hibernia REIT PLC	383,996	602,204
IFG Group PLC	15,551	32,369
Irish Continental Group PLC	78,052	452,233
Irish Residential Properties REIT PLC	360,020	558,444
Kenmare Resources PLC (b)	6,586	21,794
Origin Enterprises PLC	60,610	441,249
Paddy Power Betfair PLC	38	4,038
Tarsus Group PLC	89,249	323,155
Total Produce PLC	140,749	348,353
Trinity Biotech PLC ADR (b)	31,866	191,196

		7,354,870

ISRAEL — 1.9%
Africa Israel Properties, Ltd. (b)	2,609	55,272
Airport City, Ltd. (b)	36,640	507,122
Allot Communications, Ltd. (b)	21,466	109,800

See accompanying notes to schedule of investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Alony Hetz Properties & Investments, Ltd.	34,151	$345,356
Caesarstone, Ltd. (b)	12,448	436,302
Cellcom Israel, Ltd. (b)	33,686	324,437
Ceragon Networks, Ltd. (b)	49,195	125,447
Compugen, Ltd. (b)	30,673	119,802
CyberArk Software, Ltd. (b)	14,751	736,812
Delek Automotive Systems, Ltd.	20,970	170,599
Delta-Galil Industries, Ltd.	5,692	168,002
Electra, Ltd.	2,215	444,117
Enzymotec, Ltd. (b)	15,589	126,271
Evogene, Ltd. (b)	21,397	107,423
Harel Insurance Investments & Financial Services, Ltd.	43,224	256,022
IDI Insurance Co., Ltd.	7,030	409,951
Inrom Construction Industries, Ltd.	75,044	357,834
Israel Corp., Ltd. (b)	1,497	318,301
Israel Discount Bank, Ltd. Class A (b)	458,112	1,207,603
Ituran Location and Control, Ltd.	13,949	436,604
Jerusalem Oil Exploration (b)	5,658	339,509
Matrix IT, Ltd.	12,056	123,645
Mazor Robotics, Ltd. (b)	15,495	265,969
Melisron, Ltd.	8,833	464,468
Migdal Insurance & Financial Holding, Ltd.	256,276	273,923
Norstar Holdings, Inc.	7,030	131,446
Nova Measuring Instruments, Ltd. (b)	26,986	620,422
Oil Refineries, Ltd.	523,798	230,551
Orbotech, Ltd. (b)	25,739	839,606
Partner Communications Co., Ltd. (b)	56,781	301,502
Paz Oil Co., Ltd.	3,296	563,013
Radware, Ltd. (b)	27,465	481,736
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	4,734	232,515
Reit 1, Ltd.	120,891	452,081
Sarine Technologies, Ltd.	113,100	126,502
Shikun & Binui, Ltd.	76,681	199,256
Shufersal, Ltd.	60,455	317,026
SodaStream International, Ltd. (b)	11,553	618,316
Strauss Group, Ltd.	19,609	383,954
Syneron Medical, Ltd. (b)	34,376	376,417
Tower Semiconductor, Ltd. (b)	38,700	933,316
Wix.com, Ltd. (b)	13,338	928,325

		15,966,575

ITALY — 1.7%
Anima Holding SpA (f)	89,629	641,470
Ascopiave SpA	38,825	154,101
Astaldi SpA	97,499	606,054
Banca Carige SpA (b)	126,366	27,053
Banca IFIS SpA	9,852	399,689
Banca Monte dei Paschi di Siena SpA (b) (d)	10,689	91,923
Banca Popolare di Sondrio SCPA	132,076	520,007
Banco BPM SpA (b)	258,557	864,049
BasicNet SpA	27,111	110,637
Beni Stabili SpA SIIQ	371,184	267,560
BPER Banca (a)	194,420	968,142
Brunello Cucinelli SpA	4,438	116,522
Cairo Communication SpA	36,520	159,781

Cerved Information Solutions SpA	82,121	877,623
CIR-Compagnie Industriali Riunite SpA	50,853	71,341
Credito Valtellinese SpA (a)	41,337	175,669
Danieli & C Officine Meccaniche SpA	17,812	318,547
Datalogic SpA	8,078	217,159
Ei Towers SpA	18,139	1,047,869
ERG SpA	17,000	238,683
Esprinet SpA	45,240	326,102
GEDI Gruppo Editoriale SpA (b)	27,724	24,996
Immobiliare Grande Distribuzione SIIQ SpA	160,541	141,174
Interpump Group SpA	105,245	2,873,690
Italmobiliare SpA	2,262	61,660
Maire Tecnimont SpA	65,647	304,586
MARR SpA (a)	12,859	305,206
Massimo Zanetti Beverage Group SpA (f)	11,372	105,708
OVS SpA (f)	32,504	230,961
Piaggio & C SpA	18,454	45,505
Reply SpA	2,388	440,684
Safilo Group SpA (b)	6,876	50,819
Salini Impregilo SpA (a)	92,565	319,892
Saras SpA	157,326	365,695
Societa Cattolica di Assicurazioni S.c.r.l.	51,440	399,542
Unipol Gruppo Finanziario SpA	149,471	654,640
Vittoria Assicurazioni SpA	5,798	79,024

		14,603,763

JAPAN — 33.9%
3-D Matrix, Ltd. (a) (b)	8,300	56,732
77 Bank, Ltd.	95,000	467,560
A/S One Corp.	3,800	177,554
Access Co., Ltd. (b)	6,600	51,221
Achilles Corp.	3,100	52,007
Adastria Co., Ltd.	23,400	651,851
ADEKA Corp.	43,400	660,502
Advanced Media, Inc. (b)	15,700	120,447
Adways, Inc.	19,200	91,762
AEON REIT Investment Corp. (a)	391	431,158
Ahresty Corp.	8,100	79,875
Ai Holdings Corp. (a)	21,400	576,139
Aica Kogyo Co., Ltd.	26,700	812,691
Aichi Steel Corp.	3,200	126,308
Aiful Corp. (a) (b)	126,676	462,239
Akatsuki, Inc. (a) (b)	2,300	179,521
Alpine Electronics, Inc.	22,500	336,619
Amano Corp.	31,400	653,654
Amiyaki Tei Co., Ltd.	1,700	62,865
AnGes MG, Inc. (a) (b)	50,000	347,099
Anritsu Corp.	66,700	601,938
AOKI Holdings, Inc.	9,800	124,288
Aoyama Trading Co., Ltd.	16,700	595,261
Arcs Co., Ltd.	26,000	562,531
Argo Graphics, Inc.	8,200	189,017
Ariake Japan Co., Ltd.	7,100	494,776
Arisawa Manufacturing Co., Ltd.	13,900	106,761
Artnature, Inc.	15,900	102,453
Asahi Diamond Industrial Co., Ltd.	30,200	221,743

See accompanying notes to schedule of investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Asahi Holdings, Inc.	51,173	$841,194
Asatsu-DK, Inc.	5,400	135,000
Asia Pile Holdings Corp.	6,600	44,055
ASKA Pharmaceutical Co., Ltd.	11,000	164,961
Asukanet Co., Ltd. (a)	5,200	84,923
Ateam, Inc.	6,400	169,740
Atom Corp.	15,200	104,165
Autobacs Seven Co., Ltd.	44,500	722,392
Avex Group Holdings, Inc.	20,500	274,586
Awa Bank, Ltd.	242,000	1,645,497
Axial Retailing, Inc.	6,900	263,141
Bank of Iwate, Ltd.	1,800	71,769
Bank of Nagoya, Ltd. (a)	20,260	764,528
Bank of Okinawa, Ltd.	29,600	1,201,282
Bank of the Ryukyus, Ltd.	86,620	1,267,384
Benefit One, Inc.	8,000	319,687
Bic Camera, Inc.	64,900	688,508
Broadleaf Co., Ltd.	28,800	177,629
Broccoli Co., Ltd. (a)	18,000	160,039
Bunka Shutter Co., Ltd.	42,600	326,438
C Uyemura & Co., Ltd.	1,400	72,019
Can Do Co., Ltd.	23,800	357,551
Capcom Co., Ltd.	25,200	597,255
Central Glass Co., Ltd.	293,345	1,260,997
Chiome Bioscience, Inc. (a) (b)	29,400	115,915
Chiyoda Co., Ltd.	20,100	526,471
Chiyoda Corp.	58,500	344,148
Chiyoda Integre Co., Ltd.	5,600	110,993
Chudenko Corp.	4,600	119,176
Chugoku Marine Paints, Ltd.	35,200	270,673
Ci:z Holdings Co., Ltd.	31,200	1,177,358
Citizen Watch Co., Ltd.	107,800	756,020
CKD Corp.	25,300	385,264
Clarion Co., Ltd.	59,000	224,217
Cocokara fine, Inc.	14,900	735,983
Colowide Co., Ltd.	29,800	507,629
Comforia Residential REIT, Inc.	194	418,526
COOKPAD, Inc.	21,766	176,476
Cosmo Energy Holdings Co., Ltd.	35,100	553,240
Create Restaurants Holdings, Inc.	15,800	142,729
CROOZ, Inc. (a)	2,300	55,003
D.Western Therapeutics Institute, Inc. (a) (b)	9,300	49,000
Daibiru Corp.	5,600	58,213
Daido Metal Co., Ltd.	28,100	254,341
Daido Steel Co., Ltd.	161,000	927,083
Daihen Corp.	48,000	377,216
Daiichikosho Co., Ltd.	180	8,443
Daikyo, Inc.	107,000	218,076
Daikyonishikawa Corp.	19,400	258,816
Daio Paper Corp. (a)	50,000	674,172
Daiseki Co., Ltd.	5,700	126,622
Daishi Bank, Ltd.	189,000	869,642
Daishinku Corp.	1,800	26,994
Daito Bank, Ltd.	41,000	59,478
Daito Pharmaceutical Co., Ltd.	8,600	189,665
DCM Holdings Co., Ltd.	77,893	682,846
Denka Co., Ltd.	175,000	901,789
Densan System Co., Ltd. (a)	16,800	261,210

Denyo Co., Ltd.	3,800	65,983
Descente, Ltd.	14,600	197,508
Digital Garage, Inc.	18,100	339,737
Dip Corp.	16,400	333,079
DMG Mori Co., Ltd.	49,900	818,491
Doutor Nichires Holdings Co., Ltd.	73,572	1,562,325
DTS Corp.	55,262	1,694,354
Dunlop Sports Co., Ltd. (a)	2,600	26,079
Duskin Co., Ltd.	6,400	164,557
Dynam Japan Holdings Co., Ltd.	109,200	192,481
Eagle Industry Co., Ltd.	14,500	244,549
Earth Chemical Co., Ltd.	10,600	545,283
EDION Corp. (a)	108,700	986,775
Ehime Bank, Ltd. (a)	96,340	1,213,253
Eighteenth Bank, Ltd.	311,730	890,578
Eizo Corp.	5,900	232,093
Elecom Co., Ltd.	8,600	174,204
en-japan, Inc.	14,200	369,913
Enplas Corp.	5,300	163,443
EPS Holdings, Inc.	20,100	314,666
euglena Co., Ltd. (a) (b)	34,300	359,912
Exedy Corp.	7,000	197,179
F@N Communications, Inc.	15,300	135,216
Fancl Corp.	54,300	997,949
FCC Co., Ltd.	46,728	940,715
Feed One Co., Ltd.	51,000	103,943
Ferrotec Holdings Corp.	10,400	134,489
Fields Corp. (a)	3,500	37,598
Financial Products Group Co., Ltd. (a)	28,200	268,799
Foster Electric Co., Ltd.	15,000	258,455
Fudo Tetra Corp.	89,000	142,577
Fuji Kyuko Co., Ltd. (a)	27,000	292,204
Fuji Machine Manufacturing Co., Ltd. (a)	42,400	610,943
Fuji Oil Holdings, Inc.	44,500	1,028,934
Fuji Pharma Co., Ltd.	3,500	118,993
Fuji Seal International, Inc.	19,400	535,244
Fujibo Holdings, Inc.	7,200	202,172
Fujicco Co., Ltd.	10,000	228,818
Fujikura, Ltd.	129,000	1,080,358
Fujimori Kogyo Co., Ltd.	7,500	235,293
Fujita Kanko, Inc. (a)	4,400	144,304
Fujitec Co., Ltd.	39,400	514,416
Fujiya Co., Ltd.	6,800	151,723
Fukuda Corp.	4,000	190,103
Fukuda Denshi Co., Ltd.	4,900	354,112
Fukuoka Corp. REIT	1,049	1,614,205
Fukuyama Transporting Co., Ltd.	97,000	615,530
Furukawa Co., Ltd.	175,387	304,383
Furukawa Electric Co., Ltd.	36,900	1,642,043
Fuso Chemical Co., Ltd.	7,200	233,891
Fuso Pharmaceutical Industries, Ltd.	6,400	158,291
Futaba Corp.	13,700	240,201
Fuyo General Lease Co., Ltd.	9,600	547,668
Genki Sushi Co., Ltd.	5,000	100,436
Global One Real Estate Investment Corp.	87	298,491
GLOBERIDE, Inc.	6,800	117,408
GMO internet, Inc.	31,800	412,925

See accompanying notes to schedule of investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

GMO Payment Gateway, Inc. (a)	7,200	$398,576
GNI Group, Ltd. (a) (b)	46,000	271,431
Goldwin, Inc.	4,000	245,283
Gree, Inc.	49,600	433,051
GS Yuasa Corp.	163,000	709,389
Gulliver International Co., Ltd. (a)	31,200	215,201
Gunma Bank, Ltd.	148,100	888,389
Gurunavi, Inc.	13,800	224,268
H2O Retailing Corp.	27,400	498,204
Hankyu REIT, Inc.	225	277,946
Hanwa Co., Ltd.	88,000	629,690
Happinet Corp.	3,700	64,872
Hazama Ando Corp.	98,400	620,036
Hearts United Group Co., Ltd. (a)	6,200	94,413
Heiwa Real Estate Co., Ltd.	16,400	264,187
Heiwa Real Estate REIT, Inc.	405	315,032
Heiwado Co., Ltd.	20,100	429,871
HI-LEX Corp.	10,200	258,904
Hibiya Engineering, Ltd.	7,500	128,093
Hiramatsu, Inc.	16,900	99,571
Hirano Tecseed Co., Ltd.	28	343
Hirata Corp. (a)	3,400	352,225
HIS Co., Ltd. (a)	17,300	521,186
Hitachi Kokusai Electric, Inc. (a)	22,372	521,867
Hitachi Maxell, Ltd.	13,700	279,950
Hitachi Zosen Corp.	164,200	808,140
Hogy Medical Co., Ltd.	5,400	359,968
Hokkaido Electric Power Co., Inc.	83,000	632,325
Hokkaido Gas Co., Ltd.	12,000	29,370
Hokkoku Bank, Ltd.	160,000	613,742
Hokuetsu Bank, Ltd.	38,900	924,377
Hokuetsu Kishu Paper Co., Ltd.	51,100	400,668
Hokuhoku Financial Group, Inc.	46,400	739,608
Hokuriku Electric Industry Co., Ltd.	94,000	114,614
Hokuto Corp.	8,200	144,135
Horiba, Ltd.	19,413	1,180,053
Hoshino Resorts REIT, Inc.	69	354,334
Hosiden Corp.	72,800	833,870
Hulic Reit, Inc. REIT	326	509,194
Hyakujushi Bank, Ltd.	166,000	548,113
Ibiden Co., Ltd.	48,300	831,365
IBJ Leasing Co., Ltd.	13,800	331,367
Ichigo Office REIT Investment	572	355,846
Iino Kaiun Kaisha, Ltd.	118,880	508,911
Imasen Electric Industrial	9,500	111,098
Imperial Hotel, Ltd.	10,900	215,846
Inaba Denki Sangyo Co., Ltd.	3,000	113,875
Inabata & Co., Ltd.	3,400	45,057
Industrial & Infrastructure Fund Investment Corp. REIT	159	721,698
Infomart Corp.	46,200	350,324
Intage Holdings, Inc.	4,000	79,103
Internet Initiative Japan, Inc.	17,000	308,802
Invesco Office J-REIT, Inc.	305	285,021
Iriso Electronics Co., Ltd.	3,300	265,504
Iseki & Co., Ltd.	5,600	109,598
Ishihara Sangyo Kaisha, Ltd. (b)	8,400	85,899
Itfor, Inc.	40,000	220,363
Itoki Corp.	29,400	251,978

Iwasaki Electric Co., Ltd.	27,000	43,254
Iwatani Corp.	262,000	1,625,258
Iyo Bank, Ltd.	107,600	890,602
J Trust Co., Ltd.	42,400	333,962
Jaccs Co., Ltd.	75,000	365,789
Jafco Co., Ltd.	10,800	434,941
Japan Asset Marketing Co., Ltd. (b)	57,300	69,356
Japan Aviation Electronics Industry, Ltd.	15,000	207,592
Japan Cash Machine Co., Ltd. (a)	3,200	33,293
Japan Communications, Inc. (a) (b)	60,300	89,087
Japan Display, Inc. (a) (b)	149,010	281,151
Japan Excellent, Inc.	717	798,297
Japan Lifeline Co., Ltd. (a)	9,600	406,266
Japan Logistics Fund, Inc.	928	1,928,515
Japan Petroleum Exploration Co., Ltd.	16,700	348,239
Japan Rental Housing Investments, Inc.	579	427,706
Japan Securities Finance Co., Ltd.	26,600	137,545
Japan Steel Works, Ltd.	31,200	488,159
Japan Tissue Engineering Co., Ltd. (b)	7,600	84,820
JCR Pharmaceuticals Co., Ltd.	10,500	265,958
Jeol, Ltd.	41,000	214,195
JIG-SAW, Inc. (a) (b)	3,500	197,490
JINS, Inc. (a)	6,600	367,711
Joban Kosan Co., Ltd.	8,000	128,373
Joyful Honda Co., Ltd. (a)	14,900	454,850
Juki Corp.	33,700	487,684
Juroku Bank, Ltd.	83,000	261,499
Justsystems Corp.	7,700	114,376
JVC Kenwood Corp.	80,100	238,817
K’s Holdings Corp. (a)	46,800	914,258
Kadokawa Dwango (b)	24,200	312,731
Kaga Electronics Co., Ltd.	6,400	131,121
Kameda Seika Co., Ltd.	8,400	410,431
Kanamoto Co., Ltd.	18,400	610,822
Kandenko Co., Ltd.	38,000	399,751
Kanematsu Corp.	585,498	1,198,510
Kansai Super Market, Ltd. (a)	14,300	197,395
Kanto Denka Kogyo Co., Ltd.	24,000	211,036
Kasai Kogyo Co., Ltd.	8,000	103,097
Katakura Industries Co., Ltd.	79,474	940,023
Kato Sangyo Co., Ltd.	16,100	432,018
KAWADA TECHNOLOGIES, Inc.	1,300	86,659
Kawai Musical Instruments Manufacturing Co., Ltd.	9,300	196,247
Keihin Corp.	14,300	195,104
Keiyo Bank, Ltd.	155,000	670,434
Kenedix Residential Investment Corp.	131	326,567
Kenedix Retail REIT Corp.	166	350,733
Kenedix, Inc.	107,600	507,547
Key Coffee, Inc.	6,100	119,329
Kintetsu World Express, Inc.	15,600	275,180
Kissei Pharmaceutical Co., Ltd.	7,900	214,445
Kitano Construction Corp.	15,000	43,654
Kito Corp.	16,500	168,877
Kitz Corp.	189,500	1,767,497
Kiyo Bank, Ltd.	88,960	1,539,936
KLab, Inc. (a) (b)	17,000	268,708
Koei Tecmo Holdings Co., Ltd.	23,700	469,950

See accompanying notes to schedule of investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Kokuyo Co., Ltd.	33,717	$460,023
Komeri Co., Ltd.	10,300	261,900
Komori Corp.	76,536	983,606
Kotobuki Spirits Co., Ltd.	23,200	758,811
Kourakuen Holdings Corp.	8,000	130,153
Kumagai Gumi Co., Ltd.	179,000	575,107
Kurabo Industries, Ltd.	538,600	1,241,522
Kureha Corp.	3,500	172,882
Kuroda Electric Co., Ltd.	6,500	127,385
Kusuri no Aoki Holdings Co., Ltd.	6,600	345,977
KYB Corp.	243,832	1,247,805
Kyoei Steel, Ltd.	4,000	66,251
Kyokuto Kaihatsu Kogyo Co., Ltd.	17,300	277,761
Kyokuyo Co., Ltd.	2,200	60,502
KYORIN Holdings, Inc.	31,800	705,283
Kyoritsu Maintenance Co., Ltd.	12,600	366,136
Kyosan Electric Manufacturing Co., Ltd.	12,000	62,905
Kyoto Kimono Yuzen Co., Ltd. (a)	19,500	162,789
Kyowa Exeo Corp.	70,480	1,184,912
Kyushu Financial Group, Inc.	1,000	6,310
LAC Co., Ltd.	6,900	90,702
LaSalle Logiport REIT	369	372,087
Lasertec Corp.	9,800	136,324
Leopalace21 Corp.	133,500	829,325
Life Corp.	15,100	423,999
LIFULL Co., Ltd. (a)	28,700	251,598
Lintec Corp.	14,200	339,455
Maeda Corp.	74,000	815,344
Maeda Road Construction Co., Ltd.	16,000	319,260
Makino Milling Machine Co., Ltd.	150,000	1,237,540
Mandom Corp.	8,800	476,967
Mani, Inc.	10,900	284,917
Marudai Food Co., Ltd.	368,656	1,725,819
Maruha Nichiro Corp.	35,720	943,547
Marusan Securities Co., Ltd. (a)	63,138	526,525
Maruwa Co., Ltd.	1,900	78,547
Marvelous, Inc. (a)	20,700	203,942
Matsuya Co., Ltd.	29,200	278,590
MCJ Co., Ltd.	20,600	217,440
MCUBS MidCity Investment Corp.	101	302,479
Mebuki Financial Group, Inc.	122,583	456,031
Medinet Co., Ltd. (a) (b)	99,100	121,714
Meidensha Corp.	141,000	483,135
Meitec Corp.	14,000	596,209
Melco Holdings, Inc.	4,000	113,920
Michinoku Bank, Ltd. (a)	533,200	877,910
Micronics Japan Co., Ltd. (a)	18,300	180,622
Minato Bank, Ltd.	59,380	1,124,077
Mirait Holdings Corp.	44,860	503,457
Mitani Corp. (a)	4,400	166,234
Mitsuba Corp.	19,600	360,915
Mitsubishi Kakoki Kaisha, Ltd.	16,000	35,742
Mitsubishi Nichiyu Forklift Co., Ltd.	10,900	75,473
Mitsubishi Pencil Co., Ltd.	31,400	884,487
Mitsubishi Shokuhin Co., Ltd.	1,200	34,443
Mitsui Engineering & Shipbuilding Co., Ltd.	308,000	438,590
Mitsui Fudosan Logistics Park, Inc. REIT REIT	65	194,375

Mitsui Mining & Smelting Co., Ltd.	266,000	1,039,284
Mitsui Sugar Co., Ltd.	44,600	1,292,035
Mitsui-Soko Holdings Co., Ltd.	250,000	683,072
Miyaji Engineering Group, Inc. (a)	26,000	55,536
Miyazaki Bank, Ltd.	291,800	958,297
Miyoshi Oil & Fat Co., Ltd.	9,400	120,052
Mizuno Corp.	39,000	222,143
Mochida Pharmaceutical Co., Ltd.	4,400	317,195
Modec, Inc.	9,000	200,249
Monex Group, Inc.	97,600	257,985
Monogatari Corp. (a)	1,400	71,520
Morinaga Milk Industry Co., Ltd.	97,000	738,982
Morita Holdings Corp.	22,300	349,306
MOS Food Services, Inc.	4,700	144,522
Musashi Seimitsu Industry Co., Ltd.	6,100	176,442
Musashino Bank, Ltd.	34,380	1,054,104
Nachi-Fujikoshi Corp.	84,000	476,219
Nagase & Co., Ltd.	63,000	958,232
Nakanishi, Inc.	26,980	1,093,751
Namura Shipbuilding Co., Ltd.	19,600	115,304
NanoCarrier Co., Ltd. (a) (b)	21,200	133,962
Nanto Bank, Ltd.	14,200	404,414
NEC Networks & System Integration Corp.	14,400	312,709
NET One Systems Co., Ltd.	124,700	1,181,964
Neturen Co., Ltd.	110,983	1,051,948
Nichi-iko Pharmaceutical Co., Ltd. (a)	27,100	422,563
Nichias Corp.	48,000	554,931
Nichicon Corp.	10,900	116,994
Nichiha Corp.	7,500	264,329
NichiiGakkan Co., Ltd.	73,700	731,359
Nichireki Co., Ltd.	11,000	129,913
Nihon Dempa Kogyo Co., Ltd.	26,700	208,163
Nihon Nohyaku Co., Ltd.	13,700	80,717
Nihon Parkerizing Co., Ltd.	44,400	661,100
Nihon Trim Co., Ltd.	1,500	61,143
Nihon Unisys, Ltd.	32,100	507,669
Nikkiso Co., Ltd.	67,640	650,153
Nikkon Holdings Co., Ltd.	139,680	3,227,210
Nippon Beet Sugar Manufacturing Co., Ltd.	3,300	63,263
Nippon Carbon Co., Ltd. (a)	17,971	557,401
Nippon Chemi-Con Corp.	69,000	249,324
Nippon Chemiphar Co., Ltd.	2,700	123,994
Nippon Coke & Engineering Co., Ltd.	90,800	79,195
Nippon Concrete Industries Co., Ltd. (a)	32,900	118,588
Nippon Densetsu Kogyo Co., Ltd.	24,700	507,585
Nippon Flour Mills Co., Ltd.	29,600	474,454
Nippon Gas Co., Ltd.	32,200	1,043,147
Nippon Kayaku Co., Ltd.	61,000	863,208
Nippon Koei Co., Ltd.	3,400	96,529
Nippon Light Metal Holdings Co., Ltd.	249,500	592,884
Nippon Parking Development Co., Ltd.	45,100	65,426
NIPPON REIT Investment Corp.	693	1,836,117
Nippon Seiki Co., Ltd.	53,200	1,070,061
Nippon Sheet Glass Co., Ltd. (b)	44,400	366,707
Nippon Signal Co., Ltd.	33,100	304,605
Nippon Soda Co., Ltd.	64,000	353,151

See accompanying notes to schedule of investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Nippon Steel & Sumikin Bussan Corp.	3,600	$172,695
Nippon Suisan Kaisha, Ltd.	127,199	743,768
Nippon Thompson Co., Ltd.	147,800	780,041
Nippon Yakin Kogyo Co., Ltd. (a)	80,900	167,762
Nishi-Nippon Financial Holdings, Inc.	52,600	545,849
Nishi-Nippon Railroad Co., Ltd.	164,000	737,095
Nishimatsu Construction Co., Ltd.	140,000	742,613
Nishimatsuya Chain Co., Ltd.	24,753	253,787
Nishio Rent All Co., Ltd.	7,000	223,033
Nissan Shatai Co., Ltd.	22,700	225,667
Nissha Printing Co., Ltd. (a)	24,900	690,312
Nisshin Oillio Group, Ltd.	24,000	140,762
Nisshin Steel Co., Ltd.	13,000	142,889
Nisshinbo Holdings, Inc.	52,200	529,619
Nissin Electric Co., Ltd.	23,500	249,097
Nissin Kogyo Co., Ltd.	14,400	228,637
Nitto Boseki Co., Ltd.	150,153	721,632
Nitto Kogyo Corp.	8,500	134,127
NOF Corp.	217,600	2,769,384
Nohmi Bosai, Ltd.	17,900	257,763
Nojima Corp.	13,900	216,121
Nomura Co., Ltd.	22,100	503,524
Noritsu Koki Co., Ltd.	9,800	85,214
Noritz Corp.	15,400	305,506
North Pacific Bank, Ltd.	155,200	542,841
NS Solutions Corp.	14,700	349,315
NS United Kaiun Kaisha, Ltd.	19,000	38,216
NSD Co., Ltd.	20,600	371,079
NTN Corp.	220,000	1,014,240
NuFlare Technology, Inc. (a)	1,800	107,494
Obara Group, Inc.	3,500	190,637
Oenon Holdings, Inc.	97,000	242,586
Ogaki Kyoritsu Bank, Ltd.	95,000	273,941
Ohsho Food Service Corp.	6,800	259,327
Oiles Corp.	10,900	192,661
Oita Bank, Ltd.	262,800	1,010,409
Okabe Co., Ltd.	22,200	204,494
Okamoto Industries, Inc.	31,800	369,906
Okamura Corp.	59,700	566,396
Okasan Securities Group, Inc.	88,682	569,061
Oki Electric Industry Co., Ltd.	55,100	780,698
Okinawa Electric Power Co., Inc.	19,690	449,842
OKUMA Corp.	68,000	645,746
Okumura Corp.	84,000	565,183
OncoTherapy Science, Inc. (b)	52,400	140,374
One REIT, Inc.	96	178,911
Onward Holdings Co., Ltd.	17,000	125,730
Open House Co., Ltd.	14,600	449,591
Orient Corp.	1,600	2,791
OSAKA Titanium Technologies Co., Ltd. (a)	8,500	140,406
Osaki Electric Co., Ltd.	16,000	119,616
OSG Corp. (a)	49,440	1,005,433
Otsuka Kagu, Ltd. (a)	7,200	59,017
Outsourcing, Inc.	6,000	292,631
Pacific Industrial Co., Ltd.	30,800	399,665
Pacific Metals Co., Ltd. (a) (b)	74,000	194,286
Pal Co., Ltd.	5,700	148,080
PALTAC Corp.	10,000	336,864

PanaHome Corp.	28,000	298,042
Paramount Bed Holdings Co., Ltd.	5,600	244,713
Pasona Group, Inc.	14,100	130,133
Penta-Ocean Construction Co., Ltd.	123,100	700,079
Pilot Corp.	15,966	677,091
Piolax, Inc.	16,500	459,639
Pioneer Corp. (b)	176,300	353,039
Poletowin Pitcrew Holdings, Inc.	10,000	142,844
Premier Investment Corp.	1,737	1,697,424
Qol Co., Ltd.	12,200	182,957
Raito Kogyo Co., Ltd.	16,000	169,171
Relia, Inc.	24,100	262,106
Rengo Co., Ltd.	224,800	1,304,464
ReproCELL, Inc. (a) (b)	41,900	154,384
Riso Kagaku Corp.	9,200	179,644
Rock Field Co., Ltd.	10,600	182,075
Rohto Pharmaceutical Co., Ltd.	49,400	1,020,886
Roland DG Corp.	4,400	100,328
Round One Corp.	23,600	223,482
Ryobi, Ltd.	37,000	150,490
Ryosan Co., Ltd.	10,000	364,899
S Foods, Inc.	5,700	209,768
Sagami Chain Co., Ltd.	22,700	282,841
Saibu Gas Co., Ltd.	110,000	259,434
Saizeriya Co., Ltd.	8,400	244,464
Sakai Chemical Industry Co., Ltd.	282,765	1,084,654
Sakata Seed Corp.	16,300	507,018
San-A Co., Ltd.	10,200	450,721
San-Ai Oil Co., Ltd.	19,200	195,999
San-In Godo Bank, Ltd.	50,700	426,411
Sanden Holdings Corp. (b)	56,000	161,979
Sangetsu Co., Ltd.	17,800	308,759
Sanken Electric Co., Ltd.	68,000	285,653
Sankyo Tateyama, Inc.	4,400	67,120
Sankyu, Inc.	263,000	1,713,386
Sanrio Co., Ltd.	19,100	374,826
Sanyo Electric Railway Co., Ltd.	39,000	200,970
Sanyo Shokai, Ltd. (a)	22,200	352,876
Sanyo Special Steel Co., Ltd.	188,937	1,069,455
Sapporo Holdings, Ltd.	49,200	1,355,233
Sato Holdings Corp.	39,340	985,251
Seika Corp.	22,000	77,928
Seikagaku Corp.	22,100	368,202
Seiko Holdings Corp.	59,000	241,020
Seino Holdings Co., Ltd.	700	9,301
Seiren Co., Ltd.	70,980	1,115,617
Sekisui House Reit, Inc.	277	330,595
Sekisui House Residential Investment Corp.	360	379,352
Senko Group Holdings Co., Ltd.	46,400	301,460
Senshu Ikeda Holdings, Inc.	108,760	458,813
Senshukai Co., Ltd. (a)	18,600	134,087
Septeni Holdings Co., Ltd. (a)	39,700	124,725
Shibuya Kogyo Co., Ltd.	10,900	327,892
Shiga Bank, Ltd.	143,000	736,890
Shima Seiki Manufacturing, Ltd.	31,545	1,468,319
Shimachu Co., Ltd.	43,560	1,037,438
Shindengen Electric Manufacturing Co., Ltd.	41,000	222,588

See accompanying notes to schedule of investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Shinkawa, Ltd. (a) (b)	9,200	$58,380
Shinkin Central Bank Class A, Preference Shares	355	735,213
Shinko Electric Industries Co., Ltd.	28,000	236,988
Shinmaywa Industries, Ltd.	26,000	219,366
Shinsho Corp.	4,000	91,954
Ship Healthcare Holdings, Inc.	15,200	472,802
Shizuoka Gas Co., Ltd.	27,900	185,735
SHO-BOND Holdings Co., Ltd.	13,900	701,433
Shochiku Co., Ltd.	211,600	2,698,672
Shoei Co., Ltd.	5,600	156,746
Showa Corp. (b)	24,000	232,182
Showa Denko KK	56,700	1,315,061
Sinanen Holdings Co., Ltd.	7,600	154,963
Sinfonia Technology Co., Ltd.	345,400	1,423,284
Sinko Industries, Ltd.	14,200	227,609
SK Kaken Co., Ltd.	4,000	372,019
Skylark Co., Ltd.	203	2,916
SMK Corp.	140,343	537,091
SMS Co., Ltd.	9,200	279,210
Sodick Co., Ltd.	25,600	297,330
Sogo Medical Co., Ltd.	3,900	168,169
Sotetsu Holdings, Inc.	1,792	8,883
St Marc Holdings Co., Ltd.	3,000	91,848
Star Micronics Co., Ltd.	19,700	318,398
Starts Corp., Inc.	15,200	361,331
Starts Proceed Investment Corp.	154	201,340
Sumitomo Bakelite Co., Ltd.	54,000	380,634
Sumitomo Mitsui Construction Co., Ltd.	387,000	413,314
Sumitomo Osaka Cement Co., Ltd.	199,793	947,754
Sumitomo Seika Chemicals Co., Ltd.	2,400	117,693
Sumitomo Warehouse Co., Ltd.	48,000	304,165
Sun Corp. (a)	10,000	66,127
Sun Frontier Fudousan Co., Ltd.	5,800	58,227
SWCC Showa Holdings Co., Ltd. (b)	45,000	33,241
T RAD Co., Ltd.	15,000	47,392
Tabuchi Electric Co., Ltd. (a)	17,300	54,505
Tachi-S Co., Ltd.	20,000	364,721
Tadano, Ltd.	31,400	376,990
Taikisha, Ltd.	14,600	385,141
Taiko Pharmaceutical Co., Ltd. (a)	4,200	82,759
Taiyo Holdings Co., Ltd.	4,600	206,746
Taiyo Yuden Co., Ltd.	63,600	997,358
Takaoka Toko Co., Ltd. (a)	1,900	27,563
Takara Bio, Inc.	24,600	343,297
Takara Holdings, Inc.	93,800	976,735
Takara Leben Co., Ltd.	40,100	179,872
Takara Standard Co., Ltd.	29,100	475,245
Takasago International Corp.	49,300	1,855,990
Takasago Thermal Engineering Co., Ltd.	33,800	549,295
Takashima & Co., Ltd.	36,000	66,643
Takeuchi Manufacturing Co., Ltd.	21,600	395,244
Takuma Co., Ltd.	36,900	370,445
Tamron Co., Ltd.	5,400	93,380
Tamura Corp.	49,000	228,079
Tanseisha Co., Ltd.	23,100	245,473
TechnoPro Holdings, Inc.	15,900	639,623

Teikoku Electric Manufacturing Co., Ltd.	3,600	36,878
Teikoku Sen-I Co., Ltd.	14,700	244,782
Tekken Corp.	72,000	214,026
TKC Corp.	7,700	226,833
Toa Corp. (e)	19,000	182,627
Toa Corp. (b) (e)	8,000	126,379
Toagosei Co., Ltd.	215,900	2,805,393
Tobishima Corp.	106,300	158,939
TOC Co., Ltd.	147,960	1,397,166
Tochigi Bank, Ltd.	146,100	618,936
Toda Corp.	241,000	1,501,424
Toei Co., Ltd.	143,400	1,360,488
Toho Bank, Ltd.	90,000	316,394
Toho Holdings Co., Ltd.	71,719	1,411,912
Toho Zinc Co., Ltd.	53,000	222,642
Tokai Carbon Co., Ltd.	133,000	735,075
Tokai Corp.	2,900	114,854
TOKAI Holdings Corp.	60,000	448,024
Tokai Rika Co., Ltd.	19,000	349,528
Tokai Tokyo Financial Holdings, Inc.	78,200	433,594
Tokuyama Corp. (b)	233,000	1,121,867
Tokyo Dome Corp.	43,500	393,343
Tokyo Ohka Kogyo Co., Ltd.	18,400	613,279
Tokyo Seimitsu Co., Ltd.	22,700	730,336
Tokyo Steel Manufacturing Co., Ltd.	54,100	457,895
Tokyo Tekko Co., Ltd.	9,000	33,321
Tokyo TY Financial Group, Inc.	18,600	512,344
Tokyotokeiba Co., Ltd.	7,300	185,813
Tokyu Construction Co., Ltd.	39,600	324,244
Tokyu REIT, Inc.	343	416,997
Tomoe Engineering Co., Ltd.	2,800	44,881
TOMONY Holdings, Inc.	177,080	862,075
Tomy Co., Ltd.	55,400	659,712
Topcon Corp.	42,100	724,648
Topre Corp.	24,500	662,869
Topy Industries, Ltd.	28,398	845,419
Toridoll Holdings Corp.	10,200	262,989
Torii Pharmaceutical Co., Ltd.	5,600	136,412
Torishima Pump Manufacturing Co., Ltd. (a)	5,600	56,568
Toshiba Machine Co., Ltd.	51,000	228,765
Toshiba Plant Systems & Services Corp.	10,900	171,901
Toshiba TEC Corp.	54,000	279,227
Totetsu Kogyo Co., Ltd.	14,600	446,342
Towa Pharmaceutical Co., Ltd.	2,800	130,829
Toyo Construction Co., Ltd.	39,000	153,765
Toyo Corp.	145,368	1,401,153
Toyo Engineering Corp. (a)	58,000	142,987
Toyo Ink SC Holdings Co., Ltd.	60,000	315,059
Toyo Tire & Rubber Co., Ltd. (a)	65,400	1,332,330
Toyo Wharf & Warehouse Co., Ltd.	31,000	50,490
Toyobo Co., Ltd.	421,788	773,303
TPR Co., Ltd.	16,600	535,555
Trusco Nakayama Corp.	22,000	525,329
TS Tech Co., Ltd.	22,100	643,174
TSI Holdings Co., Ltd.	69,600	500,506
Tsubakimoto Chain Co.	62,000	534,140

See accompanying notes to schedule of investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Tsukui Corp.	29,200	$171,260
Tsumura & Co.	28,700	1,164,756
Tsurumi Manufacturing Co., Ltd.	10,900	180,826
UACJ Corp.	142,000	389,249
Ube Industries, Ltd.	329,000	846,218
Ulvac, Inc.	35,400	1,701,317
UMN Pharma, Inc. (a) (b)	20,600	75,169
Unipres Corp.	17,700	393,193
United Arrows, Ltd.	14,000	454,165
United Super Markets Holdings, Inc.	10,800	114,190
UNITED, Inc. (a)	3,700	87,462
Unitika, Ltd. (b)	1,109,000	819,215
Unizo Holdings Co., Ltd.	6,900	191,291
Ushio, Inc.	44,800	562,990
UT Group Co., Ltd. (b)	13,700	220,083
V Technology Co., Ltd. (a)	1,936	333,407
Valor Holdings Co., Ltd.	32,900	746,663
VT Holdings Co., Ltd.	23,000	113,403
W-Scope Corp. (a)	9,400	164,475
Wacoal Holdings Corp.	72,000	973,371
Wacom Co., Ltd. (a)	76,100	243,823
Wakachiku Construction Co., Ltd.	38,000	55,126
Wakita & Co., Ltd.	10,900	126,404
WirelessGate, Inc.	8,000	110,858
Xebio Holdings Co., Ltd.	8,000	141,118
YAMABIKO Corp.	22,300	240,346
Yamato Kogyo Co., Ltd.	12,500	320,399
Yamazen Corp.	49,100	497,730
Yaoko Co., Ltd.	9,000	384,879
Yodogawa Steel Works, Ltd.	42,900	1,133,589
Yokogawa Bridge Holdings Corp.	18,200	251,878
Yondoshi Holdings, Inc.	14,500	361,468
Yonex Co., Ltd. (a)	25,800	233,063
Yorozu Corp.	14,500	225,062
Yoshinoya Holdings Co., Ltd.	31,900	532,045
Yushin Precision Equipment Co., Ltd. (a)	1,400	34,464
Zenrin Co., Ltd.	52,877	1,529,461
ZERIA Pharmaceutical Co., Ltd.	19,500	360,983
Zojirushi Corp.	24,500	279,321

		282,644,225

LUXEMBOURG — 0.1%
Stabilus SA	10,050	779,337

MACAU — 0.1%
Macau Legend Development, Ltd. (a) (b)	3,099,740	563,845

NETHERLANDS — 1.4%
Accell Group	12,585	411,739
AMG Advanced Metallurgical Group NV	12,123	353,623
Amsterdam Commodities NV	16,121	523,748
Arcadis NV	31,219	563,478
Basic-Fit NV (b) (f)	24,396	435,459
BE Semiconductor Industries NV	14,015	747,290
Beter Bed Holding NV	12,966	233,287
BinckBank NV (a)	42,810	216,303
Constellium NV Class A (b)	32,671	225,430
Corbion NV	41,029	1,310,278

Flow Traders (f)	19,997	550,803
ForFarmers NV	10,169	114,347
Fugro NV (b)	30,529	452,658
Heijmans NV (a) (b)	23,906	191,462
Intertrust NV (f)	14,699	297,662
Kendrion NV	12,063	492,553
Koninklijke BAM Groep NV	153,099	831,876
NSI NV REIT	6,665	240,482
PostNL NV	170,099	792,904
Refresco Gerber NV (f)	27,533	561,167
Sligro Food Group NV	9,866	433,396
TKH Group NV	16,836	934,000
Van Lanschot NV	13,219	366,369
Vastned Retail NV	5,773	241,351
Wessanen	31,127	526,848

		12,048,513

NEW ZEALAND — 1.5%
a2 Milk Co., Ltd. (a) (b)	373,390	1,093,585
Air New Zealand, Ltd.	248,256	592,580
Argosy Property, Ltd.	370,082	281,813
Chorus, Ltd.	158,186	536,264
EBOS Group, Ltd.	32,039	410,532
Freightways, Ltd.	83,529	468,485
Genesis Energy, Ltd.	193,493	344,272
Goodman Property Trust	386,912	354,121
Heartland New Zealand, Ltd.	270,051	351,962
Infratil, Ltd.	320,523	698,194
Investore Property, Ltd. (a)	176,602	178,445
Kathmandu Holdings, Ltd.	80,828	120,732
Kiwi Property Group, Ltd.	580,814	599,633
Mainfreight, Ltd.	61,047	1,050,417
Metlifecare, Ltd.	69,093	271,668
NZX, Ltd. (a)	256,783	210,578
Port of Tauranga, Ltd. (a)	123,833	403,484
Precinct Properties New Zealand, Ltd.	279,132	251,388
Property for Industry, Ltd.	232,171	279,643
Restaurant Brands New Zealand, Ltd.	149,822	686,720
Skellerup Holdings, Ltd.	154,244	191,994
SKY Network Television, Ltd.	147,590	372,826
SKYCITY Entertainment Group, Ltd.	7,595	22,689
Steel & Tube Holdings, Ltd.	16,752	31,032
Stride Property Group	271,854	344,359
Summerset Group Holdings, Ltd. (a)	65,047	226,230
TOWER, Ltd. (b)	140,453	133,691
Trade Me Group, Ltd.	212,523	829,398
Vital Healthcare Property Trust	234,072	387,336
Warehouse Group, Ltd.	66,410	99,682
Xero, Ltd. (a) (b)	35,240	650,229

		12,473,982

NORWAY — 1.5%
AF Gruppen ASA	13,921	249,282
Aker Solutions ASA (b)	59,927	269,779
Atea ASA (b)	42,055	562,296
Austevoll Seafood ASA	36,738	311,389
Avance Gas Holding, Ltd. (f)	27,176	68,454
Borregaard ASA	56,465	694,298
BW LPG, Ltd. (f)	29,186	101,042
BW Offshore, Ltd. (b)	52,850	132,493

See accompanying notes to schedule of investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

DNO ASA (a) (b)	232,891	$212,410
Ekornes ASA	48,276	662,764
Europris ASA (f)	37,897	162,869
Frontline, Ltd. (a)	14,773	83,065
Hexagon Composites ASA (b)	54,383	177,237
Hoegh LNG Holdings, Ltd.	21,107	209,769
Kongsberg Automotive ASA (b)	212,366	187,606
Kongsberg Gruppen ASA	13,408	212,885
Kvaerner ASA (b)	112,952	137,538
Nordic Semiconductor ASA (b)	85,266	337,943
Norwegian Air Shuttle ASA (a) (b)	8,817	255,985
Norwegian Finans Holding ASA (b)	55,474	509,929
Petroleum Geo-Services ASA (b)	120,444	208,489
Prosafe SE (a) (b)	1,224	4,048
Protector Forsikring ASA (a)	58,592	489,628
Scatec Solar ASA (a) (f)	96,412	544,405
SpareBank 1 SMN	32,553	278,832
Spectrum ASA (b)	21,741	96,031
Stolt-Nielsen, Ltd.	14,434	202,467
Storebrand ASA	153,392	1,054,763
TGS Nopec Geophysical Co. ASA	38,884	794,238
Thin Film Electronics ASA (b)	297,341	141,986
Tomra Systems ASA	119,771	1,458,416
Treasure ASA	22,544	43,061
Veidekke ASA	111,330	1,448,666
Wallenius Wilhelmsen Logistics (b)	22,544	132,142
XXL ASA (f)	31,515	301,920

		12,738,125

PERU — 0.0% (g)
Hochschild Mining PLC	87,349	311,113

PORTUGAL — 0.4%
Altri SGPS SA	205,582	946,347
Banco Comercial Portugues SA Class R (b)	3,574,212	960,847
CTT-Correios de Portugal SA	62,859	397,399
Mota-Engil SGPS SA	48,275	133,796
Pharol SGPS SA (a) (b)	249,442	86,773
REN - Redes Energeticas Nacionais SGPS SA	86,333	269,898
Sonae SGPS SA	418,751	465,189

		3,260,249

SINGAPORE — 1.9%
AIMS AMP Capital Industrial REIT	255,058	274,166
Ascendas Hospitality Trust	529,700	317,393
Ascott Residence Trust	551,425	462,575
Boustead Singapore, Ltd.	324,650	207,497
Cache Logistics Trust	512,300	340,454
CapitaLand Retail China Trust	356,073	424,127
CDL Hospitality Trusts (a)	418,900	503,526
China New Town Development Co., Ltd. (d)	428,500	19,760
China Yuchai International, Ltd.	22,524	410,162
Cordlife Group, Ltd. (a) (b)	256,100	179,494
COSCO Shipping International Singapore Co., Ltd. (b)	4,000	799
Croesus Retail Trust	258,718	221,729
CWT, Ltd.	195,600	316,801
Delfi, Ltd.	191,900	278,752

ESR REIT.	1,071,955	459,348
Ezion Holdings, Ltd. (a) (b)	648,440	110,675
Ezra Holdings, Ltd. (a) (b) (d)	1,444,295	11,539
Far East Hospitality Trust	434,200	211,290
First Real Estate Investment Trust	595,400	579,465
Frasers Centrepoint Trust	272,700	423,850
Frasers Commercial Trust	329,281	340,796
GL, Ltd.	419,900	218,055
Haw Par Corp., Ltd.	72,486	589,638
Hyflux, Ltd. (a)	322,500	128,827
IGG, Inc. (a)	460,000	709,465
International Healthway Corp., Ltd. (b)	5,400	392
Interra Resources, Ltd. (b)	7,000	285
Jaya Holdings, Ltd.	49	5
Keppel DC REIT	314,266	294,442
Keppel Infrastructure Trust	831,338	341,145
Lian Beng Group, Ltd.	128,600	56,041
Lippo Malls Indonesia Retail Trust	1,266,000	409,173
Manulife US Real Estate Investment Trust (a)	321,800	289,620
Mapletree Logistics Trust	488,000	423,546
Metro Holdings, Ltd.	345,800	297,616
OUE Commercial Real Estate Investment Trust	126,500	65,692
OUE Hospitality Trust	357,533	193,458
OUE, Ltd.	92,800	132,104
Pan-United Corp., Ltd.	700	280
Parkway Life Real Estate Investment Trust	259,200	504,526
Raffles Medical Group, Ltd. (a)	488,049	474,987
Religare Health Trust	474,100	308,181
Rowsley, Ltd. (a) (b)	1,692,600	87,282
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	577,349	194,987
Saizen REIT (d)	367	9
Sinarmas Land, Ltd. (a)	608,100	189,914
Soilbuild Business Space REIT	292,010	152,702
Stamford Land Corp., Ltd.	582	216
Starhill Global REIT	766,100	434,004
Swiber Holdings, Ltd. (b) (c)	100,100	—
Tat Hong Holdings, Ltd. (b)	849	222
Technics Oil & Gas, Ltd. (b) (c)	1,254	—
UMS Holdings, Ltd.	340,800	248,759
United Engineers, Ltd.	295,400	587,861
Venture Corp., Ltd.	80,100	701,024
Wing Tai Holdings, Ltd.	577,699	834,965
XP Power, Ltd.	9,791	308,920
Yoma Strategic Holdings, Ltd.	749,633	318,506

		15,591,047

SOUTH AFRICA — 0.0% (g)
Great Basin Gold, Ltd. (b) (c)	266,255	—
Lonmin PLC (b)	105,494	90,098
Petra Diamonds, Ltd. (b)	180,331	255,791

		345,889

SOUTH KOREA — 9.0%
Able C&C Co., Ltd.	9,984	225,134
Actoz Soft Co., Ltd. (b)	1,081	14,078
Advanced Process Systems Corp. (b)	3,442	148,311

See accompanying notes to schedule of investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

AeroSpace Technology of Korea, Inc. (a) (b)	4,477	$67,303
AfreecaTV Co., Ltd.	3,270	67,163
Ahnlab, Inc.	2,251	98,763
AJ Rent A Car Co., Ltd. (b)	3,008	33,126
AK Holdings, Inc.	1,983	128,601
Amicogen, Inc. (b)	6,302	222,524
Aprogen Pharmaceuticals, Inc. (a) (b)	41,515	146,045
APS Holdings Corp. (b)	3,117	32,147
Asiana Airlines, Inc. (b)	44,859	240,341
Barun Electronics Co., Ltd. (a) (b)	165,804	257,223
Binex Co., Ltd. (b)	15,492	158,420
Binggrae Co., Ltd.	4,172	248,683
Boryung Pharmaceutical Co., Ltd.	3,717	163,085
Bukwang Pharmaceutical Co., Ltd.	12,160	226,907
Byucksan Corp.	29,716	102,590
Cell Biotech Co., Ltd.	1,639	55,653
Celltrion Pharm, Inc. (b)	8,538	165,290
Chabiotech Co., Ltd. (a) (b)	27,861	303,168
Cheil Worldwide, Inc.	45,323	728,876
Choa Pharmaceutical Co. (a) (b)	18,333	74,268
Chong Kun Dang Pharmaceutical Corp.	3,560	379,601
Chongkundang Holdings Corp.	2,029	135,663
CJ CGV Co., Ltd. (a)	7,046	453,250
CJ Freshway Corp.	1,750	63,552
CNK International Co., Ltd. (b) (c)	16,071	—
Com2uSCorp	7,331	754,789
Corentec Co., Ltd. (b)	2,830	35,494
Cosmax BTI, Inc.	6,651	171,194
Cosmax, Inc. (a)	5,321	534,821
Crown Confectionery Co., Ltd. (b)	2,361	37,866
CROWNHAITAI Holdings Co., Ltd.	1,906	40,397
CrucialTec Co., Ltd. (a) (b)	13,107	42,844
CrystalGenomics, Inc. (b)	12,483	165,291
CTC BIO, Inc. (b)	6,617	48,753
Curoholdings Co., Ltd. (a) (b)	50,509	54,961
D.I Corp.	9,440	35,148
Dae Han Flour Mills Co., Ltd.	497	82,098
Dae Hwa Pharmaceutical Co., Ltd. (a)	9,231	183,144
Daeduck GDS Co., Ltd.	3,438	56,641
Daesang Corp.	16,671	385,393
Daesang Holdings Co., Ltd.	5,054	49,694
Daewon Pharmaceutical Co., Ltd.	9,969	170,339
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b) (c)	50,853	99,559
Daewoong Pharmaceutical Co., Ltd.	1,775	133,263
Daou Technology, Inc.	18,885	362,300
DGB Financial Group, Inc.	42,234	435,573
Digital Power Communications Co., Ltd.	14,149	54,350
DIO Corp. (a) (b)	9,350	269,676
Dong-A Socio Holdings Co., Ltd.	4,323	511,967
Dong-A ST Co., Ltd.	4,555	367,059
Dongbu HiTek Co., Ltd. (b)	26,189	515,013
DongKook Pharmaceutical Co., Ltd.	3,281	181,234
Dongkuk Steel Mill Co., Ltd.	53,405	683,812
Dongsung Finetec Co., Ltd. (a)	4,490	25,861
Dongwha Pharm Co., Ltd.	32,163	238,099
Dongwon F&B Co., Ltd.	420	89,385

Dongwon Industries Co., Ltd.	1,159	327,192
Doosan Infracore Co., Ltd. (b)	58,624	432,961
Eo Technics Co., Ltd.	5,202	410,559
Eugene Investment & Securities Co., Ltd. (b)	114,730	405,112
Eugene Technology Co., Ltd.	3,972	63,183
Eusu Holdings Co., Ltd.	6,712	51,155
Fila Korea, Ltd.	7,102	530,718
Finetex EnE, Inc. (a) (b)	42,601	177,419
Gamevil, Inc. (b)	3,354	182,628
GemVax & Kael Co., Ltd. (a) (b)	13,414	146,550
Genexine Co., Ltd. (a) (b)	8,029	338,240
Genic Co., Ltd. (a) (b)	3,254	36,119
GNCO Co., Ltd. (b)	804	1,535
GOLFZON Co., Ltd.	2,268	117,350
GOLFZONNEWDIN Co., Ltd.	11,055	52,949
Grand Korea Leisure Co., Ltd.	14,610	286,032
Green Cross Cell Corp.	1,805	53,244
Green Cross Corp.	4,033	615,093
Green Cross Holdings Corp.	13,621	378,576
GS Engineering & Construction Corp. (b)	26,053	693,365
GS Home Shopping, Inc.	2,544	514,514
Halla Holdings Corp.	2,692	151,052
Hana Tour Service, Inc.	4,727	378,028
Hanall Biopharma Co., Ltd. (a) (b)	16,387	186,908
Hancom, Inc.	6,384	95,134
Hanil Cement Co., Ltd.	1,728	173,684
Hanjin Heavy Industries & Construction Co., Ltd. (b)	37,638	148,032
Hanjin Kal Corp. (b)	23,237	538,199
Hanjin Shipping Co., Ltd. (b) (d)	1,732	18
Hanjin Transportation Co., Ltd.	4,174	134,251
Hankook Shell Oil Co., Ltd.	300	105,406
Hankook Tire Worldwide Co., Ltd.	14,264	271,778
Hanmi Pharm Co., Ltd. (b)	482	157,135
Hanmi Semiconductor Co., Ltd.	14,111	103,722
Hansae Co., Ltd. (a)	10,788	252,693
Hansol Chemical Co., Ltd.	2,747	170,465
Hansol Holdings Co., Ltd. (b)	48,678	280,372
Hansol Paper Co., Ltd.	30,396	511,404
Hansol Technics Co., Ltd. (b)	12,965	192,636
Hanwha Investment & Securities Co., Ltd. (b)	254,742	834,928
Harim Co., Ltd.	12,693	55,913
Heung-A Shipping Co., Ltd. (a)	48,637	67,165
Hite Jinro Co., Ltd.	33,185	675,795
HLB, Inc. (a) (b)	17,047	223,489
Homecast Co., Ltd. (a) (b)	14,722	119,279
Hugel, Inc. (b)	1,143	558,938
Humax Co., Ltd.	33,102	335,606
Humedix Co., Ltd.	1,495	41,159
Huons Co., Ltd. (b)	2,351	121,850
Huons Global Co., Ltd.	2,128	72,443
Hwa Shin Co., Ltd.	3,412	19,145
Hyundai BNG Steel Co., Ltd.	2,594	30,720
Hyundai Corp.	2,453	43,308
Hyundai Corp. Holdings, Inc.	1,724	23,054
Hyundai Elevator Co., Ltd.	8,287	443,992

See accompanying notes to schedule of investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Hyundai Engineering Plastics Co., Ltd.	5,252	$36,309
Hyundai Greenfood Co., Ltd.	35,193	544,436
Hyundai Home Shopping Network Corp.	4,053	464,050
Hyundai Hy Communications & Network Co., Ltd.	7,852	30,162
Hyundai IBT Co., Ltd. (a) (b)	46,534	304,628
Hyundai Livart Furniture Co., Ltd.	13,833	287,747
Hyundai Merchant Marine Co., Ltd. (b)	68,577	524,449
Hyundai Mipo Dockyard Co., Ltd. (b)	3,989	380,021
Hyundai Rotem Co., Ltd. (b)	25,009	451,371
i-SENS, Inc.	2,660	63,934
Il Dong Pharmaceutical Co., Ltd. (e)	7,468	136,417
Il Dong Pharmaceutical Co., Ltd. (e)	2,747	41,056
Ilyang Pharmaceutical Co., Ltd. (a)	8,567	305,122
iMarketKorea, Inc.	8,189	97,339
InBody Co., Ltd.	2,691	64,091
Innocean Worldwide, Inc.	5,951	331,839
Innox Corp. (a) (b) (d)	3,679	158,041
Inscobee, Inc. (b)	23,117	36,267
Interojo Co., Ltd.	3,595	111,229
Interpark Holdings Corp.	33,218	175,649
iNtRON Biotechnology, Inc. (b)	4,847	162,252
IS Dongseo Co., Ltd.	6,408	246,429
JB Financial Group Co., Ltd.	206,982	1,150,553
Jeil Pharmaceutical Co. (a) (d)	5,036	301,944
Jeju Air Co., Ltd.	5,211	176,941
Jenax, Inc. (a) (b)	7,318	158,941
JoyCity Corp. (b)	1,546	22,768
Jusung Engineering Co., Ltd. (b)	8,206	97,541
JW Holdings Corp. (a)	26,980	227,791
JW Pharmaceutical Corp.	6,130	252,347
JYP Entertainment Corp. (b)	12,696	99,313
KB Financial Group, Inc.	11,218	565,729
Kginicis Co., Ltd. (a)	17,151	180,631
KGMobilians Co., Ltd. (a)	48,078	307,171
KH Vatec Co., Ltd.	6,150	62,621
KIWOOM Securities Co., Ltd.	7,123	581,469
Koh Young Technology, Inc.	2,954	154,910
Kolao Holdings (a)	15,984	88,850
Kolon Corp.	4,037	289,327
Kolon Industries, Inc.	9,340	562,449
Kolon Life Science, Inc.	2,044	293,340
Komipharm International Co., Ltd. (b)	14,436	455,482
KONA I Co., Ltd. (b)	6,224	51,135
Korea Electric Terminal Co., Ltd.	2,626	163,874
Korea Kolmar Co., Ltd. (a)	9,197	580,364
Korea Kolmar Holdings Co., Ltd.	2,146	60,208
Korea Line Corp. (b)	3,984	127,792
Korea Petrochemical Ind Co., Ltd.	1,454	321,516
Korea Real Estate Investment & Trust Co., Ltd.	53,967	154,710
Korea United Pharm, Inc.	7,151	126,564
Korean Air Lines Co., Ltd. (b)	19,777	668,942
Korean Reinsurance Co.	95,841	1,013,570
Kortek Corp.	8,156	94,452
KT Hitel Co., Ltd. (b)	65,322	370,528
KT Skylife Co., Ltd.	15,355	219,424
Ktis Corp.	13,999	43,374

Kumho Industrial Co., Ltd.	17,439	182,903
Kumho Petrochemical Co., Ltd.	10,097	648,630
Kumho Tire Co., Inc. (a) (b)	65,602	430,600
Kwang Dong Pharmaceutical Co., Ltd.	17,778	135,959
KyungDong City Gas Co., Ltd. (b)	251	10,991
KyungDong Invest Co., Ltd.	153	7,341
Kyungdong Pharm Co., Ltd.	7,089	117,721
Leaders Cosmetics Co., Ltd. (a) (b)	7,567	109,456
LEENO Industrial, Inc.	3,538	148,428
LF Corp.	13,021	341,415
LG Chem, Ltd.	1,292	328,604
LG Hausys, Ltd.	4,000	382,817
LG Innotek Co., Ltd.	6,536	942,569
LG International Corp.	39,242	1,064,951
LIG Nex1 Co., Ltd.	5,413	350,096
Lock&Lock Co., Ltd.	3,495	45,209
Loen Entertainment, Inc.	4,146	316,707
Lotte Chilsung Beverage Co., Ltd.	414	620,195
LOTTE Fine Chemical Co., Ltd.	15,134	520,494
Lotte Food Co., Ltd.	772	429,133
LOTTE Himart Co., Ltd.	4,344	265,010
LS Corp.	12,810	816,195
LS Industrial Systems Co., Ltd.	11,629	567,144
Lumens Co., Ltd. (b)	15,124	50,891
Lutronic Corp.	6,307	63,668
Macrogen, Inc. (b)	3,461	85,304
Maeil Dairies Co., Ltd. (b)	778	50,795
Maeil Holdings Co., Ltd.	699	16,709
Magnachip Semiconductor Corp. (a) (b)	24,842	243,452
Medipost Co., Ltd. (a) (b)	4,434	239,498
MegaStudy Co., Ltd.	4,043	109,189
Melfas, Inc. (b)	25,256	119,420
Meritz Financial Group, Inc.	33,775	420,656
Meritz Fire & Marine Insurance Co., Ltd.	56,328	987,088
Meritz Securities Co., Ltd.	161,294	713,322
Minwise Co., Ltd. (a)	39,964	672,383
Mirae Corp. (a) (b)	233,864	56,414
Modetour Network, Inc.	4,805	132,918
Muhak Co., Ltd.	6,265	130,047
Naturalendo Tech Co., Ltd. (a) (b)	11,048	116,839
Naturecell Co., Ltd. (a) (b)	37,878	165,860
Neowiz (a) (b)	12,043	147,360
NEPES Corp. (b)	6,076	59,212
Nexen Tire Corp.	27,444	320,218
NH Investment & Securities Co., Ltd.	3	39
NHN Entertainment Corp. (b)	11,026	773,839
NHN KCP Corp. (b)	7,062	87,646
NICE Holdings Co., Ltd.	5,551	84,904
NongShim Co., Ltd.	2,905	856,913
OCI Co., Ltd.	7,940	622,487
Opto Device Technology Co., Ltd.	6,171	44,389
Osstem Implant Co., Ltd. (b)	7,852	359,607
Pan Ocean Co., Ltd. (a) (b)	104,742	483,361
Paradise Co., Ltd. (a)	25,597	321,039
Partron Co., Ltd.	25,130	228,425
Paru Co., Ltd. (a) (b)	103,246	306,810
Pharmicell Co., Ltd. (b)	62,443	230,310
Poongsan Corp.	19,271	724,252

See accompanying notes to schedule of investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Posco ICT Co., Ltd.	8,104	$52,556
Power Logics Co., Ltd. (b)	15,856	70,400
Qurient Co., Ltd. (b)	6,538	195,429
Redrover Co., Ltd. (a) (b)	14,955	85,353
S&T Dynamics Co., Ltd. (b)	7,561	65,027
S-Energy Co., Ltd.	35	281
Sajo Industries Co., Ltd.	1,255	88,189
Sam Yung Trading Co., Ltd.	5,773	98,895
Samchully Co., Ltd.	504	54,402
Samchuly Bicycle Co., Ltd.	5,387	52,262
Samho International Co., Ltd. (b)	5,090	91,199
Samjin Pharmaceutical Co., Ltd.	10,406	300,134
Samkwang Glass	999	54,746
Samsung Pharmaceutical Co., Ltd. (b)	36,739	123,946
Samyang Holdings Corp.	4,072	435,974
SeAH Steel Corp.	681	57,854
Sebang Co., Ltd.	2,725	36,797
Seegene, Inc. (b)	14,205	468,679
Seobu T&D	4,687	76,604
Seohan Co., Ltd.	153,184	352,786
Seoul Semiconductor Co., Ltd.	24,437	462,405
SEOWONINTECH Co., Ltd.	3,043	33,910
Seoyon Co., Ltd.	4,493	42,411
Seoyon E-Hwa Co., Ltd.	3,578	46,908
SFA Engineering Corp.	31,794	1,249,085
Shinsegae Information & Communication Co., Ltd.	7,362	500,602
Shinsegae, Inc.	3,366	675,171
Silicon Works Co., Ltd.	1,909	58,564
Silla Co., Ltd.	1,654	21,756
Sindoh Co., Ltd.	842	41,506
SK Bioland Co., Ltd.	4,043	63,252
SK Chemicals Co., Ltd.	8,359	537,711
SK Materials Co., Ltd.	3,050	527,815
SK Networks Co., Ltd.	72,569	396,413
SKC Co., Ltd.	14,539	426,328
SM Culture & Contents Co., Ltd. (a) (b)	105,274	233,707
SM Entertainment Co. (a) (b)	9,404	216,165
Soulbrain Co., Ltd.	7,802	507,336
SPC Samlip Co., Ltd.	1,657	262,855
Suheung Co., Ltd.	1,553	48,050
SundayToz Corp. (b)	3,529	59,837
Sungshin Cement Co., Ltd. (b)	7,359	46,888
Sungwoo Hitech Co., Ltd.	29,069	195,885
Suprema HQ, Inc. (b)	1,822	12,341
Suprema, Inc. (b)	1,765	38,257
Synopex, Inc. (b)	30,790	50,996
Taekwang Industrial Co., Ltd.	542	510,190
Taihan Electric Wire Co., Ltd. (b)	145,572	177,488
TBH Global Co., Ltd. (b)	2,050	18,723
Tera Semicon Co., Ltd.	2,712	80,354
Tongyang Life Insurance Co., Ltd.	8,010	69,938
Tongyang, Inc.	137,760	273,919
Tovis Co., Ltd.	7,701	61,048
Value Added Technologies Co., Ltd.	3,743	91,436
Viatron Technologies, Inc.	11,644	251,372
Vieworks Co., Ltd.	6,830	343,246
ViroMed Co., Ltd. (a) (b)	8,052	724,163
Wave Electronics Co., Ltd. (b)	6,734	129,189

Webzen, Inc. (b)	13,056	250,473
WeMade Entertainment Co., Ltd.	5,796	174,769
Whanin Pharmaceutical Co., Ltd.	8,944	141,491
Wins Co., Ltd.	4,103	46,081
WiSoL Co., Ltd.	6,121	83,992
Wonik Holdings Co., Ltd. (a) (b)	108,001	788,191
Wonik IPS Co., Ltd. (b)	17,469	452,699
Woojeon Co., Ltd. (b) (d)	7,674	268
Woongjin Thinkbig Co., Ltd. (b)	8,433	61,175
YG Entertainment, Inc. (a)	7,060	194,371
Young Poong Corp.	274	279,712
Youngone Corp.	10,554	314,549
Yuanta Securities Korea Co., Ltd. (a) (b)	77,415	277,412
Yuhan Corp.	26	5,590
Yungjin Pharmaceutical Co., Ltd. (a) (b)	55,084	546,435

		74,741,160

SPAIN — 1.1%
Applus Services SA	56,177	706,081
Axiare Patrimonio SOCIMI SA	22,910	390,905
Baron de Ley (b)	1,013	129,864
Codere SA (b)	621,198	311,743
Construcciones y Auxiliar de Ferrocarriles SA	23,478	962,931
Euskaltel SA (f)	32,855	349,059
Faes Farma SA	276,599	918,032
Hispania Activos Inmobiliarios SOCIMI SA	33,570	554,223
Lar Espana Real Estate Socimi SA	26,193	240,877
Let’s GOWEX SA (a) (b) (c)	9,561	—
NH Hotel Group SA (b)	59,707	358,881
Obrascon Huarte Lain SA (a)	50,394	180,420
Parques Reunidos Servicios Centrales SAU (b) (f)	13,499	253,115
Pharma Mar SA (a) (b)	182,956	821,118
Promotora de Informaciones SA Class A (b)	47,144	126,306
Sacyr SA (b)	121,593	321,883
Saeta Yield SA	14,381	162,399
Talgo SA (a) (f)	38,623	233,120
Telepizza Group SA (a) (b) (f)	34,350	197,848
Tubacex SA	166,822	634,547
Vidrala SA	22,352	1,575,503

		9,428,855

SWEDEN — 3.2%
Acando AB	91,603	286,716
AddLife AB	15,720	319,635
AddTech AB Class B	26,951	512,847
AF AB Class B	30,864	637,073
Ahlstrom-Munksjo Oyj (b)	54,513	1,106,711
Attendo AB (f)	30,492	371,274
Avanza Bank Holding AB	10,530	459,300
Beijer Alma AB	9,412	276,740
Beijer Ref AB	16,373	452,295
Bergman & Beving AB	13,912	204,939
Betsson AB (b)	52,806	457,029
Bilia AB Class A	27,408	270,520

See accompanying notes to schedule of investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

BioGaia AB Class B	5,477	$222,403
Bonava AB Class B	39,573	676,085
Bravida Holding AB (f)	39,256	286,465
Bufab AB	24,076	265,464
Bure Equity AB	23,376	271,603
Byggmax Group AB (a)	28,659	208,116
Capio AB (f)	28,997	177,051
Cellavision AB	19,704	355,088
Clas Ohlson AB Class B	14,186	272,466
Cloetta AB Class B	114,330	470,357
Com Hem Holding AB	43,111	598,015
Duni AB	14,211	207,658
Eltel AB (a) (b) (f)	57,897	200,436
Evolution Gaming Group AB (f)	10,657	556,443
Haldex AB (b)	46,513	584,545
Hemfosa Fastigheter AB	59,226	638,987
HIQ International AB (b)	33,422	226,854
Hoist Finance AB (a) (f)	23,590	241,227
Infant Bacterial Theraoeutic AB (b)	1,247	14,415
Investment AB Oresund	16,153	295,883
Inwido AB	32,177	452,066
JM AB	24,283	858,227
KNOW IT AB	24,382	375,072
Kungsleden AB	84,898	519,380
Lagercrantz Group AB Class B	24,060	263,148
LeoVegas AB (f)	71,416	524,959
Lindab International AB	21,629	235,662
Medivir AB Class B (b)	8,951	77,735
Modern Times Group MTG AB Class B	20,932	719,692
Momentum Group AB Class B (b)	13,912	134,427
Mycronic AB (a)	31,723	288,663
NetEnt AB (b)	80,543	703,297
New Wave Group AB Class B	98,660	663,812
Nobia AB	54,841	552,666
Nolato AB Class B	12,559	471,267
Opus Group AB	89,564	75,393
Orexo AB (a) (b)	28,255	91,453
Qliro Group AB (b)	99,104	183,296
Ratos AB Class B (a)	57,606	274,557
RaySearch Laboratories AB (b)	14,702	410,493
Recipharm AB Class B (a)	10,589	154,418
Sagax AB Class B (a)	37,368	447,465
Sagax AB Class D	2,470	8,607
SAS AB (b)	47,965	104,636
Scandi Standard AB	30,108	217,746
Sectra AB Class B (b)	15,835	325,728
SkiStar AB	11,226	260,202
Starbreeze AB (a) (b)	117,380	205,965
Systemair AB	12,218	212,939
Tethys Oil AB	32,364	224,469
Thule Group AB (f)	28,666	537,325
Tobii AB (a) (b)	41,140	191,688
Vitrolife AB	8,801	551,983
Vostok New Ventures, Ltd. SDR (b)	22,362	176,307
Wihlborgs Fastigheter AB	128,177	2,705,006

		26,324,389

SWITZERLAND — 2.6%
APG SGA SA	309	149,959

Arbonia AG (a) (b)	20,978	384,445
Ascom Holding AG	21,721	444,559
Autoneum Holding AG	1,468	402,391
Bachem Holding AG Class B	3,745	427,821
Basilea Pharmaceutica, Ltd. (b)	8,938	754,128
Bell Food Group AG	847	405,745
Bobst Group SA	2,856	275,266
Bossard Holding AG Class A	2,067	419,595
Burckhardt Compression Holding AG (a)	1,427	409,779
Burkhalter Holding AG	2,803	401,286
Comet Holding AG (b)	3,508	438,477
Conzzeta AG	199	197,306
EFG International AG (b)	42,846	277,840
Evolva Holding SA (a) (b)	221,560	97,170
GAM Holding AG (b)	69,346	930,503
Gurit Holding AG (b)	64	76,855
HBM Healthcare Investments AG Class A (b)	3,141	372,925
Huber + Suhner AG	6,483	485,387
Implenia AG	5,167	387,397
Inficon Holding AG (b)	971	479,087
Interroll Holding AG	418	558,701
Intershop Holding AG	260	130,591
Kardex AG (b)	4,198	483,078
Komax Holding AG	2,277	666,944
Kudelski SA	52,629	898,537
Lastminute.com NV (b)	1,623	22,032
LEM Holding SA	280	362,554
Leonteq AG (b)	3,764	209,297
LifeWatch AG (b)	12,810	202,654
Metall Zug AG	63	273,999
Meyer Burger Technology AG (a) (b)	39,216	49,140
Mobilezone Holding AG	14,779	217,599
Mobimo Holding AG (b)	3,193	896,901
Myriad Group AG (b)	28,361	34,946
Newron Pharmaceuticals SpA (a) (b)	3,568	72,280
Orascom Development Holding AG (b)	5,478	34,436
Oriflame Holding AG (b)	20,422	766,562
Orior AG	5,931	471,928
Phoenix Mecano AG	464	278,114
Rieter Holding AG (b)	1,512	345,614
Santhera Pharmaceutical Holding AG (a) (b)	2,208	153,556
Schmolz + Bickenbach AG (b)	190,453	176,999
Schweiter Technologies AG	341	443,320
Siegfried Holding AG (b)	1,792	506,640
Swissquote Group Holding SA	5,689	157,128
Tecan Group AG	4,811	905,783
u-blox Holding AG (b)	2,945	552,927
Valiant Holding AG	6,815	784,937
Valora Holding AG	6,251	2,000,659
Vaudoise Assurances Holding SA	460	255,302
Wizz Air Holdings PLC (b) (f)	21,409	673,261
Zehnder Group AG	2,645	96,393

		21,900,733

UNITED ARAB EMIRATES — 0.0% (g)
Lamprell PLC (b)	119,870	158,819

See accompanying notes to schedule of investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

UNITED KINGDOM — 9.7%
4imprint Group PLC	8,446	$184,641
888 Holdings PLC	80,093	265,554
A.G.Barr PLC	47,490	379,993
Aldermore Group PLC (b)	62,710	177,006
Allied Minds PLC (a) (b)	92,883	201,486
AO World PLC (a) (b)	87,621	132,310
Arrow Global Group PLC	70,050	368,743
Ascential PLC	62,597	263,120
Assura PLC	910,596	754,638
AVEVA Group PLC	25,050	631,250
Avon Rubber PLC	17,489	231,717
Big Yellow Group PLC REIT	59,818	615,388
Bloomsbury Publishing PLC	21,627	46,844
Bodycote PLC	50,312	492,433
Bovis Homes Group PLC	59,141	734,026
Brewin Dolphin Holdings PLC	112,677	501,582
Cairn Energy PLC (b)	257,639	576,285
Cape PLC	39,686	96,656
Card Factory PLC	102,583	396,019
Carillion PLC (a)	157,158	381,334
Chemring Group PLC	284,345	683,297
Chesnara PLC	53,716	270,027
Cineworld Group PLC	450	4,103
Circassia Pharmaceuticals PLC (a) (b)	91,002	107,568
Clarkson PLC	12,471	409,192
CMC Markets PLC (f)	38,331	71,075
Coats Group PLC	590,256	598,036
Communisis PLC	53,244	35,272
Computacenter PLC	33,390	351,746
Concentric AB	23,143	378,649
Connect Group PLC	72,538	106,237
Consort Medical PLC	26,030	353,332
Costain Group PLC	53,276	319,198
Countryside Properties PLC (f)	129,051	571,621
Countrywide PLC	69,192	150,544
Cranswick PLC	22,003	801,405
Crest Nicholson Holdings PLC	111,029	754,997
Daejan Holdings PLC	2,294	184,002
Dairy Crest Group PLC (a)	65,819	512,118
De La Rue PLC	38,386	333,075
Debenhams PLC	474,445	266,541
Dechra Pharmaceuticals PLC	29,373	648,619
Devro PLC	63,743	170,980
DFS Furniture PLC	78,705	210,090
Dialight PLC (b)	12,769	182,117
Dignity PLC	15,360	496,003
Diploma PLC	49,335	708,124
Domino’s Pizza Group PLC	2,178	8,315
Doric Nimrod Air Three, Ltd. Preference Shares	91,339	126,950
Drax Group PLC	167,190	707,327
EI Group PLC (b)	444,023	741,141
Electrocomponents PLC	178,281	1,336,205
Elementis PLC	147,679	564,165
Empiric Student Property PLC	373,157	541,666
EnQuest PLC (b)	440,815	181,799
Essentra PLC (a)	110,126	807,506
esure Group PLC	115,995	454,576

Euromoney Institutional Investor PLC	17,020	237,220
F&C Commercial Property Trust, Ltd.	289,232	545,889
FDM Group Holdings PLC	41,303	407,476
Fenner PLC	169,899	631,726
Ferroglobe PLC	21,602	258,144
Fidessa Group PLC	19,498	586,825
Findel PLC (b)	31,066	80,706
Firstgroup PLC (b)	394,207	643,653
Flybe Group PLC (b)	124,428	59,397
Forterra PLC (f)	104,600	347,148
Foxtons Group PLC (a)	97,837	120,413
Fuller Smith & Turner PLC Class A	20,465	283,906
Galliford Try PLC	31,282	471,758
Games Workshop Group PLC	6,286	97,982
Gem Diamonds, Ltd. (b)	99,057	118,376
Genel Energy PLC (a) (b)	64,370	69,190
Genus PLC	34,501	797,708
Go-Ahead Group PLC	18,014	411,593
Gocompare.Com Group PLC (b)	115,995	159,712
Grafton Group PLC	91,072	834,000
Grainger PLC	175,338	598,996
Greene King PLC	457	3,998
Greggs PLC.	52,532	736,953
Halfords Group PLC	88,162	391,651
Hansteen Holdings PLC	177,318	286,757
Headlam Group PLC	19,967	139,536
Helical Bar PLC	42,134	164,600
Hill & Smith Holdings PLC	27,163	486,910
Hilton Food Group PLC	31,678	303,673
Hunting PLC (b)	66,480	421,236
Huntsworth PLC	1,750	1,318
Ibstock PLC (f)	101,447	323,638
Imagination Technologies Group PLC (b)	89,338	177,840
Indivior PLC	1,891	7,681
Intelligent Energy Holdings PLC (a) (b)	49,323	4,741
International Personal Finance PLC	84,089	184,048
Interserve PLC	96,573	290,088
IP Group PLC (b)	224,568	392,631
ITE Group PLC	298,073	596,260
J D Wetherspoon PLC	133,939	1,697,175
Jackpotjoy PLC (a) (b)	42,070	371,598
James Fisher & Sons PLC	20,352	430,382
JD Sports Fashion PLC	700	3,182
John Laing Group PLC (f)	136,597	537,621
John Menzies PLC	28,817	263,894
Johnston Press PLC (b)	28,883	5,346
Just Group PLC	266,980	441,468
KCOM Group PLC	223,586	258,480
Keller Group PLC	57,244	652,855
Kier Group PLC	39,766	633,278
Laird PLC	365,730	657,965
Lancashire Holdings, Ltd.	62,310	563,730
LondonMetric Property PLC	228,770	497,447
Lookers PLC	133,458	198,925
Low & Bonar PLC	91,008	100,483
LSL Property Services PLC	41,287	118,119
Luxfer Holdings PLC ADR	9,139	116,888
Marshalls PLC	105,768	515,202

See accompanying notes to schedule of investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Marston’s PLC	151,105	$239,459
McBride PLC (b)	150,231	365,404
McCarthy & Stone PLC (f)	235,597	504,029
McColl’s Retail Group PLC	63,671	165,411
McKay Securities PLC	55,052	163,400
Mears Group PLC	35,032	216,375
Micro Focus International PLC	180	5,310
Millennium & Copthorne Hotels PLC	34,095	195,929
Mitchells & Butlers PLC	48,995	146,759
Mitie Group PLC	263,123	945,373
Moneysupermarket.com Group PLC	2,237	10,278
Morgan Advanced Materials PLC	182,514	672,586
Morgan Sindall Group PLC	67,298	1,083,967
Mothercare PLC (b)	61,301	91,770
Mucklow A & J Group PLC	30,559	200,458
N Brown Group PLC	68,011	273,863
NCC Group PLC (a)	131,161	278,983
NewRiver REIT PLC (e)	94,605	429,982
NewRiver REIT PLC (b) (d) (e)	8,600	1,664
NMC Health PLC	141	4,004
Northgate PLC	49,656	285,802
Novae Group PLC	27,156	201,063
On the Beach Group PLC (f)	36,636	185,356
OneSavings Bank PLC	61,403	299,098
Ophir Energy PLC (b)	276,482	306,164
Oxford Instruments PLC	24,074	327,719
Pagegroup PLC	125,517	775,745
Paragon Group of Cos. PLC	133,395	740,224
PayPoint PLC.	77,053	885,278
Pendragon PLC	534,233	215,122
Petropavlovsk PLC (b)	1,039,155	92,462
Pets at Home Group PLC	146,642	306,864
Photo-Me International PLC	107,291	230,650
Polypipe Group PLC	73,874	366,850
Premier Foods PLC (b)	460,149	242,073
Premier Oil PLC (a) (b)	230,420	149,652
Primary Health Properties PLC (a)	294,919	435,759
PZ Cussons PLC	110,401	490,733
QinetiQ Group PLC	150,773	529,177
Rank Group PLC	60,688	186,986
Rathbone Brothers PLC	19,599	645,108
Raven Russia, Ltd. (b)	160,285	102,540
Redefine International PLC (a)	360,804	186,670
Redrow PLC	97,139	690,197
Renewi PLC	571,835	614,654
Renishaw PLC	190	8,934
Restaurant Group PLC	87,680	372,996
Ricardo PLC	30,298	305,793
Robert Walters PLC	48,823	269,529
RPC Group PLC	1,128	11,018
RPS Group PLC	207,196	705,139
Safestore Holdings PLC	80,762	442,073
Sanne Group PLC	55,677	461,412
Savills PLC	57,204	652,770
Schroder Real Estate Investment Trust, Ltd.	248,947	206,956
SDL PLC	47,501	384,400
Seadrill, Ltd. (a) (b)	157,394	57,496
Senior PLC	429,861	1,309,930

Serco Group PLC (b)	383,683	572,644
Shawbrook Group PLC (f)	61,028	268,733
SIG PLC	320,994	619,595
Soco International PLC	102,504	155,450
Softcat PLC	59,332	303,884
Sophos Group PLC (f)	123,669	712,277
Speedy Hire PLC	191,087	143,963
Spire Healthcare Group PLC (f)	86,909	365,991
Spirent Communications PLC	343,862	521,475
SSP Group PLC	1,324	8,183
ST Modwen Properties PLC	73,007	340,353
Stagecoach Group PLC	149,140	360,910
Stallergenes Greer PLC (b)	437	18,805
SThree PLC	59,071	236,329
Stobart Group, Ltd.	118,227	454,877
Stock Spirits Group PLC	91,842	202,807
SuperGroup PLC	24,536	476,472
SVG Capital PLC (b)	16,733	159,755
Synthomer PLC	130,475	827,234
Ted Baker PLC	10,965	340,407
Telecom Plus PLC	30,927	463,994
Thomas Cook Group PLC	296,096	345,960
Topps Tiles PLC	102,349	109,681
TORM PLC	11,743	114,389
TP ICAP PLC	226,896	1,377,256
Trinity Mirror PLC	107,805	137,583
Tritax Big Box REIT PLC	483,966	919,082
Tyman PLC	63,904	294,264
U & I Group PLC	56,202	137,794
Ultra Electronics Holdings PLC	17,694	470,704
UNITE Group PLC REIT	54,641	460,634
Urban & Civic PLC	38,249	130,668
Vectura Group PLC (b)	289,117	420,239
Vesuvius PLC	79,947	550,909
Victrex PLC	28,427	692,717
Virgin Money Holdings UK PLC	94,454	327,585
Vitec Group PLC	27,708	367,471
Volution Group PLC	85,155	211,822
Wilmington PLC	22,319	68,129
Wincanton PLC	213,920	694,678
Workspace Group PLC	45,838	530,215
Xaar PLC	31,991	157,077
ZPG PLC (f)	144,428	678,754

		80,745,203

UNITED STATES — 0.7%
Alacer Gold Corp. (b)	117,487	188,167
Argonaut Gold, Inc. (b)	68,470	124,951
Atlantic Power Corp. (a) (b)	62,090	146,775
Avadel Pharmaceuticals PLC ADR (b)	21,304	234,983
Boart Longyear, Ltd. (b)	2,692	52
DHT Holdings, Inc.	62,453	259,180
Eros International PLC (a) (b)	12,925	147,991
Ferroglobe Representation & Warranty Insurance Trust (c)	19,857	—
Globant SA (b)	12,289	533,834
Golar LNG, Ltd.	39,112	870,242
MDC Partners, Inc. Class A	27,417	271,428
Mitel Networks Corp. (b)	39,409	289,656
Nordic American Tankers, Ltd. (a)	49,013	310,742

See accompanying notes to schedule of investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Ormat Technologies, Inc.	1	$46
Oxford Immunotec Global PLC (b)	16,343	274,889
REC Silicon ASA (a) (b)	930,800	120,564
Ship Finance International, Ltd. (a)	34,891	474,518
Sims Metal Management, Ltd.	52,743	614,130
Sirius XM Holdings, Inc. (a)	32,383	177,135
Stratasys, Ltd. (b)	20,750	483,683
Vail Resorts, Inc.	1,931	391,665

		5,914,631

TOTAL COMMON STOCKS (Cost $828,835,193)		825,819,664

WARRANTS — 0.0% (g)
SINGAPORE — 0.0% (g)
Ezion Holdings, Ltd. (expiring 4/24/20) (a) (b) (Cost $0)	115,305	2,764

RIGHTS — 0.0% (g)
AUSTRALIA — 0.0% (g)
Collins Foods, Ltd. (expiring 7/12/17) (b) (c)	3,087	—

ISRAEL — 0.0% (g)
Airport City, Ltd. (expiring 7/4/17) (b) (d)	2,443	8,267

NEW ZEALAND — 0.0% (g)
Kiwi Property Group, Ltd. (expiring 7/10/17) (b) (c)	48,401	—

SINGAPORE — 0.0% (g)
Pan-United Corp., Ltd. (expiring 7/12/17) (b)	175	14

SOUTH KOREA — 0.0% (g)
Amicogen, Inc. (expiring 7/26/17) (b) (d)	331	2,329

SPAIN — 0.0% (g)
Sacyr SA (expiring 7/20/17) (b)	121,593	9,708
Talgo SA (expiring 6/28/17) (b) (d)	38,623	3,108

		12,816

TOTAL RIGHTS (Cost $12,212)		23,426

SHORT-TERM INVESTMENTS — 7.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (h) (i)	1,841,710	1,841,710
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	59,152,926	59,152,926

TOTAL SHORT-TERM INVESTMENTS (Cost $60,994,636)		60,994,636

TOTAL INVESTMENTS — 106.3% (Cost $889,842,041)		886,840,490
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%		(52,550,685)

NET ASSETS — 100.0%		$834,289,805

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2017, total aggregate fair value of securities is $99,559, representing less than 0.05% of the Fund’s net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $1,457,639 representing 0.2% of net assets.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.0% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount is less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2017.
(j)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipt

See accompanying notes to schedule of investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$51,113,220	$38,033	$0	(a)	$51,151,253
Austria	4,166,462	—	—		4,166,462
Belgium	11,273,268	—	—		11,273,268
Canada	68,597,911	40,594	0	(a)	68,638,505
China	1,881,222	—	—		1,881,222
Denmark	8,237,079	—	0	(a)	8,237,079
Faeroe Islands	807,033	—	—		807,033
Finland	9,228,246	—	0	(a)	9,228,246
France	18,959,579	—	—		18,959,579
Germany	25,298,263	490,644	—		25,788,907
Greece	870	—	0	(a)	870
Hong Kong	26,991,655	289,498	0	(a)	27,281,153
India	510,764	—	—		510,764
Ireland	7,354,870	—	—		7,354,870
Israel	15,966,575	—	—		15,966,575
Italy	14,511,840	91,923	—		14,603,763
Japan	282,644,225	—	—		282,644,225
Luxembourg	779,337	—	—		779,337
Macau	563,845	—	—		563,845
Netherlands	12,048,513	—	—		12,048,513
New Zealand	12,473,982	—	—		12,473,982
Norway	12,738,125	—	—		12,738,125
Peru	311,113	—	—		311,113
Portugal	3,260,249	—	—		3,260,249
Singapore	15,559,739	31,308	0	(a)	15,591,047
South Africa	345,889	—	0	(a)	345,889
South Korea	74,181,330	460,271	99,559		74,741,160
Spain	9,428,855	—	0	(a)	9,428,855
Sweden	26,324,389	—	—		26,324,389
Switzerland	21,900,733	—	—		21,900,733
United Arab Emirates	158,819	—	—		158,819
United Kingdom	80,743,539	1,664	—		80,745,203
United States	5,914,631	—	0	(a)	5,914,631
Warrants
Singapore	2,764	—	—		2,764
Rights
Australia	—	—	0	(a)	—
Israel	—	8,267	—		8,267
New Zealand	—	—	0	(a)	—
Singapore	14	—	—		14
South Korea	—	2,329	—		2,329
Spain	9,708	3,108	—		12,816
Short-Term Investments	60,994,636	—	—		60,994,636

TOTAL INVESTMENTS	$885,283,292	$1,457,639	$99,559		$886,840,490

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2017.

See accompanying notes to schedule of investments

SPDR S&P International Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	3,225,573	$3,225,573	470,554	3,696,127	—	$—	$141	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	7,153,960	5,312,250	1,841,710	1,841,710	2,000	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	37,421,048	37,421,048	—	—	5,521	—
State Street Navigator Securities Lending Government Money Market Portfolio*	77,010,646	77,010,646	85,286,250	103,143,970	59,152,926	59,152,926	1,210,769	—

TOTAL.		$80,236,219				$60,994,636	$1,218,431	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR Dow Jones International Real Estate ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 14.4%
BGP Holdings PLC (a) (b)	32,410,441	$497,226
BWP Trust	4,089,677	9,348,220
Charter Hall Retail REIT	2,788,213	8,704,504
Dexus REIT	8,534,015	62,056,233
Goodman Group REIT	13,472,592	81,329,773
GPT Group REIT	15,184,235	55,789,452
Investa Office Fund REIT	5,194,864	17,492,922
Scentre Group REIT	45,043,791	139,930,899
Vicinity Centres REIT	27,639,978	54,487,199
Westfield Corp. REIT	16,172,517	99,613,186

		529,249,614

AUSTRIA — 0.9%
CA Immobilien Anlagen AG	618,582	15,069,986
IMMOFINANZ AG (a) (c)	7,430,966	16,959,251

		32,029,237

BELGIUM — 0.6%
Cofinimmo SA REIT	174,825	21,465,049

BRAZIL — 0.7%
BR Malls Participacoes SA	7,432,916	26,808,525

CANADA — 3.3%
Artis Real Estate Investment Trust	624,328	6,297,603
Boardwalk Real Estate Investment Trust	191,019	6,993,881
Canadian Apartment Properties	564,617	14,594,743
Canadian Real Estate Investment Trust	303,788	10,729,773
Dream Office Real Estate Investment Trust	428,415	6,449,152
First Capital Realty, Inc. (c)	1,175,796	17,889,989
H&R Real Estate Investment Trust REIT	1,194,999	20,261,706
RioCan Real Estate Investment Trust	1,350,651	25,032,856
Smart Real Estate Investment Trust REIT	541,513	13,392,929

		121,642,632

FRANCE — 10.6%
Fonciere Des Regions	449,743	41,662,154
Gecina SA REIT	341,248	53,458,048
Klepierre REIT	1,755,246	71,839,824
Mercialys SA (c)	466,834	9,120,826
Unibail-Rodamco SE REIT	840,223	211,452,496

		387,533,348

GERMANY — 1.8%
Deutsche EuroShop AG (c)	410,113	16,142,204
LEG Immobilien AG	531,038	49,853,140

		65,995,344

HONG KONG — 8.1%
Champion REIT	18,192,174	11,582,102
Hang Lung Properties, Ltd.	17,503,755	43,723,232
Hongkong Land Holdings, Ltd.	9,952,800	73,252,608
Hysan Development Co., Ltd.	5,220,846	24,912,286
Link REIT	18,721,855	142,456,326

		295,926,554

ITALY — 0.2%
Beni Stabili SpA SIIQ	8,876,499	6,398,425

JAPAN — 27.0%
Activia Properties, Inc.	5,625	24,054,935
Advance Residence Investment Corp.	11,420	28,407,707
Aeon Mall Co., Ltd.	961,940	18,937,445
AEON REIT Investment Corp. (c)	11,766	12,974,434
Daiwa House REIT Investment Corp.	12,726	30,229,347
Daiwa Office Investment Corp.	2,780	14,028,658
Frontier Real Estate Investment Corp.	3,945	16,273,652
Fukuoka Corp. REIT	6,317	9,720,624
GLP J — REIT	24,137	26,014,513
Heiwa Real Estate Co., Ltd.	288,500	4,647,428
Hoshino Resorts REIT, Inc. (c)	1,431	7,348,585
Hulic Co., Ltd.	4,094,690	41,799,657
Hulic Reit, Inc. REIT	8,048	12,570,523
Industrial & Infrastructure Fund Investment Corp. REIT (c)	3,394	15,405,304
Invincible Investment Corp. REIT	28,744	12,356,134
Japan Excellent, Inc.	11,052	12,305,137
Japan Hotel REIT Investment Corp. (c)	31,827	22,519,104
Japan Prime Realty Investment Corp. REIT	7,809	27,070,181
Japan Real Estate Investment Corp. REIT	10,520	52,337,843
Japan Rental Housing Investments, Inc.	13,877	10,250,899
Japan Retail Fund Investment Corp. REIT	22,404	41,374,421
Kenedix Office Investment Corp. REIT	3,423	18,278,747
Kenedix Residential Investment Corp.	2,953	7,361,475
Kenedix Retail REIT Corp.	4,299	9,083,149
Leopalace21 Corp.	2,262,300	14,053,804
MCUBS MidCity Investment Corp. (c)	2,364	7,079,797
Mitsui Fudosan Co., Ltd.	8,385,500	200,047,461
Mori Hills REIT Investment Corp. REIT	11,853	14,578,895
Mori Trust Sogo REIT, Inc.	8,155	13,173,126
Nippon Building Fund, Inc. REIT (c)	11,949	61,042,417
Nippon Prologis REIT, Inc.	16,123	34,352,494
Nomura Real Estate Master Fund, Inc.	35,387	48,406,745
NTT Urban Development Corp.	918,531	8,861,584
Orix JREIT, Inc. REIT	22,670	33,472,348
Premier Investment Corp.	9,470	9,254,236
Tokyu Fudosan Holdings Corp.	4,337,200	25,631,015
Tokyu REIT, Inc.	8,271	10,055,345
United Urban Investment Corp. REIT	25,845	36,918,142

		992,277,311

MEXICO — 1.2%
Fibra Uno Administracion SA de CV REIT	22,671,864	43,114,715

NETHERLANDS — 0.9%
Eurocommercial Properties NV	413,646	16,505,361
Wereldhave NV (c)	340,696	16,681,774

		33,187,135

See accompanying notes to schedule of investments

SPDR Dow Jones International Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

PHILIPPINES — 1.7%
SM Prime Holdings, Inc.	97,727,900	$63,912,420

SINGAPORE — 6.9%
Ascendas REIT	20,536,868	38,930,330
CapitaLand Commercial Trust	18,131,234	21,859,933
CapitaLand Mall Trust REIT	22,795,447	32,698,557
CapitaLand, Ltd.	21,918,597	55,717,827
Global Logistic Properties, Ltd.	24,980,715	51,890,071
Keppel REIT (c)	15,207,053	12,646,313
Mapletree Logistics Trust	12,904,139	11,199,801
Suntec Real Estate Investment Trust	21,578,476	29,307,296

		254,250,128

SOUTH AFRICA — 2.4%
Growthpoint Properties, Ltd. REIT	20,037,949	37,437,816
Hyprop Investments, Ltd.	1,808,503	16,114,690
Redefine Properties, Ltd. REIT	42,428,317	34,065,705

		87,618,211

SPAIN — 1.9%
Inmobiliaria Colonial SA	2,346,073	20,411,105
Martinsa Fadesa SA (a) (b)	35,998	—
Merlin Properties Socimi SA	3,974,283	50,133,524

		70,544,629

SWEDEN — 1.8%
Castellum AB	2,311,292	33,897,104
Fabege AB	1,189,337	22,843,257
Kungsleden AB	1,589,029	9,721,194

		66,461,555

SWITZERLAND — 2.4%
PSP Swiss Property AG	341,480	31,949,677
Swiss Prime Site AG (a)	604,713	54,999,741

		86,949,418

THAILAND — 0.6%
Central Pattana PCL NVDR	11,390,859	23,220,989

UNITED KINGDOM — 12.2%
Big Yellow Group PLC REIT	1,255,534	12,916,530
British Land Co. PLC REIT	8,656,519	68,084,716
Capital & Counties Properties PLC	6,365,873	24,203,205
Derwent London PLC	937,506	32,319,689
Grainger PLC	3,522,527	12,033,786
Great Portland Estates PLC REIT	2,764,149	21,435,221
Hammerson PLC REIT	6,710,403	50,076,138
Intu Properties PLC REIT (c)	7,622,134	26,642,960
Land Securities Group PLC REIT	6,689,730	88,025,850
Segro PLC REIT	8,411,212	53,448,709
Shaftesbury PLC	2,350,597	29,693,404
UNITE Group PLC REIT	1,916,563	16,156,973
Workspace Group PLC	1,007,889	11,658,396

		446,695,577

TOTAL COMMON STOCKS
(Cost $3,504,594,381)		3,655,280,816

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (d) (e)	42,148	42,148

State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	39,947,089	39,947,089

TOTAL SHORT-TERM INVESTMENTS (Cost $39,989,237)		39,989,237

TOTAL INVESTMENTS — 100.7% (Cost $3,544,583,618)		3,695,270,053
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(26,503,079)

NET ASSETS — 100.0%		$3,668,766,974

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2017, total aggregate fair value of securities is $497,226, representing less than 0.05% of the Fund’s net assets.
(c)	All or a portion of the shares of the security are on loan at June 30, 2017.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2017.
(f)	Investment of cash collateral for securities loaned.

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying notes to schedule of investments

SPDR Dow Jones International Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$528,752,388	$—	$497,226		$529,249,614
Austria	32,029,237	—	—		32,029,237
Belgium	21,465,049	—	—		21,465,049
Brazil	26,808,525	—	—		26,808,525
Canada	121,642,632	—	—		121,642,632
France	387,533,348	—	—		387,533,348
Germany	65,995,344	—	—		65,995,344
Hong Kong	295,926,554	—	—		295,926,554
Italy	6,398,425	—	—		6,398,425
Japan	992,277,311	—	—		992,277,311
Mexico	43,114,715	—	—		43,114,715
Netherlands	33,187,135	—	—		33,187,135
Philippines	63,912,420	—	—		63,912,420
Singapore	254,250,128	—	—		254,250,128
South Africa	87,618,211	—	—		87,618,211
Spain	70,544,629	—	0	(a)	70,544,629
Sweden	66,461,555	—	—		66,461,555
Switzerland	86,949,418	—	—		86,949,418
Thailand	23,220,989	—	—		23,220,989
United Kingdom	446,695,577	—	—		446,695,577
Short-Term Investments	39,989,237	—	—		39,989,237

TOTAL INVESTMENTS	$3,694,772,827	$—	$497,226		$3,695,270,053

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2017.

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	1,657,995	$1,657,995	4,425	1,662,420	—	$—	$11	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	48,138,299	48,096,151	42,148	42,148	9,440	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	305,799,317	305,799,317	—	—	35,284	—
State Street Navigator Securities Lending Government Money Market Portfolio*	113,855,927	113,855,927	546,918,208	620,827,046	39,947,089	39,947,089	659,002	—

TOTAL		$115,513,922				$39,989,237	$703,737	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR S&P Global Infrastructure ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 8.6%
Macquarie Atlas Roads Group	277,731	$1,195,118
Qube Holdings, Ltd. (a)	671,794	1,355,238
Sydney Airport	597,754	3,250,816
Transurban Group Stapled Security	884,269	8,037,601

		13,838,773

BRAZIL — 1.0%
CPFL Energia SA ADR	24,789	395,385
Ultrapar Participacoes SA ADR	50,501	1,188,288

		1,583,673

CANADA — 10.0%
AltaGas, Ltd.	19,991	456,867
Enbridge, Inc. (b)	181,497	7,219,631
Enbridge, Inc. (b)	2,122	84,477
Inter Pipeline, Ltd.	43,956	859,692
Pembina Pipeline Corp.	47,032	1,555,420
TransCanada Corp. (a)	102,216	4,865,630
Veresen, Inc.	37,385	527,944
Westshore Terminals Investment Corp.	30,703	496,704

		16,066,365

CHILE — 0.3%
Enel Americas SA ADR	43,410	409,356

CHINA — 4.4%
Beijing Capital International Airport Co., Ltd. Class H	776,000	1,093,455
China Merchants Port Holdings Co., Ltd.	398,022	1,103,853
COSCO SHIPPING Ports, Ltd.	894,394	1,049,472
Guangdong Investment, Ltd.	214,000	294,966
Jiangsu Expressway Co., Ltd. Class H	662,000	934,514
Kunlun Energy Co., Ltd.	400,000	339,207
Shenzhen Expressway Co., Ltd. Class H	386,000	351,563
Shenzhen International Holdings, Ltd.	499,950	917,099
Zhejiang Expressway Co., Ltd. Class H	778,000	1,016,544

		7,100,673

FRANCE — 4.9%
Aeroports de Paris	17,810	2,870,254
Engie SA	121,906	1,837,412
Groupe Eurotunnel SE (a)	299,989	3,195,020

		7,902,686

GERMANY — 2.3%
E.ON SE	166,021	1,561,802
Fraport AG Frankfurt Airport Services Worldwide	20,134	1,775,104
Hamburger Hafen und Logistik AG	13,274	289,471

		3,626,377

HONG KONG — 1.9%
CLP Holdings, Ltd.	148,000	1,565,987
Hong Kong & China Gas Co., Ltd.	611,200	1,149,359
Hopewell Highway Infrastructure, Ltd.	559,000	321,518

		3,036,864

ITALY — 7.8%
Atlantia SpA	256,600	7,211,269
Enav SpA (c)	139,858	601,053
Enel SpA	582,580	3,118,983
Snam SpA	285,613	1,243,084

Societa Iniziative Autostradali e Servizi SpA	37,488	412,818

		12,587,207

MEXICO — 3.4%
Grupo Aeroportuario del Centro Norte SAB de CV ADR.	19,752	951,651
Grupo Aeroportuario del Pacifico SAB de CV ADR	20,276	2,276,995
Grupo Aeroportuario del Sureste SAB de CV ADR	11,035	2,321,764

		5,550,410

NEW ZEALAND — 1.6%
Auckland International Airport, Ltd.	506,546	2,644,467

SINGAPORE — 0.8%
Hutchison Port Holdings Trust	2,870,770	1,234,431

SPAIN — 11.2%
Abertis Infraestructuras SA	318,791	5,897,544
Aena SA (c)	40,105	7,814,979
Enagas SA (a)	27,033	756,938
Iberdrola SA	458,340	3,624,293

		18,093,754

SWITZERLAND — 1.6%
Flughafen Zuerich AG	10,210	2,509,721

UNITED KINGDOM — 4.8%
BBA Aviation PLC	483,541	1,930,765
Centrica PLC.	412,936	1,073,839
National Grid PLC	272,564	3,369,817
SSE PLC	75,985	1,434,121

		7,808,542

UNITED STATES — 34.9%
American Electric Power Co., Inc.	37,134	2,579,699
American Water Works Co., Inc.	13,536	1,055,131
Cheniere Energy, Inc. (d)	28,174	1,372,356
Consolidated Edison, Inc.	23,010	1,859,668
Dominion Energy, Inc.	47,452	3,636,247
DTE Energy Co.	13,554	1,433,878
Duke Energy Corp.	52,831	4,416,143
Edison International	24,553	1,919,799
Eversource Energy	23,930	1,452,790
Exelon Corp.	69,877	2,520,463
FirstEnergy Corp.	33,599	979,747
Kinder Morgan, Inc.	227,240	4,353,918
Macquarie Infrastructure Corp.	41,252	3,234,157
NextEra Energy, Inc.	35,269	4,942,245
ONEOK, Inc.	24,886	1,298,054
PG&E Corp.	38,272	2,540,113
PPL Corp.	51,260	1,981,712
Public Service Enterprise Group, Inc.	38,201	1,643,025
Sempra Energy	18,854	2,125,788
Southern Co.	74,779	3,580,418
Targa Resources Corp.	23,117	1,044,888
WEC Energy Group, Inc.	23,831	1,462,747
Williams Cos., Inc.	97,732	2,959,325

Xcel Energy, Inc.	38,244	1,754,635

		56,146,946

TOTAL COMMON STOCKS (Cost $151,186,445)		160,140,245

See accompanying notes to schedule of investments

SPDR S&P Global Infrastructure ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 5.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (e) (f)	263,933	$263,933
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	8,013,630	8,013,630

TOTAL SHORT-TERM INVESTMENTS (Cost $8,277,563)		8,277,563

TOTAL INVESTMENTS — 104.6% (Cost $159,464,008)		168,417,808
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(7,438,346)

NET ASSETS — 100.0%		$160,979,462

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.2% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Non-income producing security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2017.
(g)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$13,838,773	$—	$—	$13,838,773
Brazil	1,583,673	—	—	1,583,673
Canada	16,066,365	—	—	16,066,365
Chile	409,356	—	—	409,356
China.	7,100,673	—	—	7,100,673
France	7,902,686	—	—	7,902,686
Germany	3,626,377	—	—	3,626,377
Hong Kong	3,036,864	—	—	3,036,864
Italy.	12,587,207	—	—	12,587,207
Mexico	5,550,410	—	—	5,550,410
New Zealand	2,644,467	—	—	2,644,467
Singapore.	1,234,431	—	—	1,234,431
Spain	18,093,754	—	—	18,093,754
Switzerland	2,509,721	—	—	2,509,721
United Kingdom	7,808,542	—	—	7,808,542
United States	56,146,946	—	—	56,146,946
Short-Term Investments	8,277,563	—	—	8,277,563

TOTAL INVESTMENTS	$168,417,808	$—	$—	$168,417,808

See accompanying notes to schedule of investments

SPDR S&P Global Infrastructure ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class .	196,058	$196,058	12,263	208,321	—	$—	$5	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,921,567	2,657,634	263,933	263,933	755	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	4,084,200	4,084,200	—	—	478	—
State Street Navigator Securities Lending Government Money Market Portfolio*	4,958,497	4,958,497	41,509,667	38,454,534	8,013,630	8,013,630	26,402	—

TOTAL		$5,154,555				$8,277,563	$27,640	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR S&P Global Natural Resources ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 9.4%
Amcor, Ltd.	1,742,823	$21,670,052
BHP Billiton, Ltd.	2,882,275	51,468,565
Newcrest Mining, Ltd.	686,080	10,609,354
South32, Ltd.	4,769,137	9,803,886
Woodside Petroleum, Ltd.	244,912	5,611,371

		99,163,228

AUSTRIA — 0.4%
Voestalpine AG	98,777	4,596,532

BRAZIL — 1.7%
Fibria Celulose SA ADR	340,951	3,464,062
Petroleo Brasileiro SA ADR (a)	503,197	4,020,544
Vale SA ADR	1,153,330	10,091,638

		17,576,244

CANADA — 10.9%
Agrium, Inc. (b)	207,932	18,817,470
Barrick Gold Corp.	1,047,261	16,661,923
Canadian Natural Resources, Ltd.	376,614	10,851,541
Franco-Nevada Corp.	160,361	11,553,845
Goldcorp, Inc.	767,386	9,879,644
Imperial Oil, Ltd.	85,973	2,502,333
Potash Corp. of Saskatchewan, Inc. (b)	1,263,776	20,599,549
Suncor Energy, Inc.	565,436	16,496,781
Wheaton Precious Metals Corp.	395,640	7,847,606

		115,210,692

CHILE — 0.3%
Antofagasta PLC (b)	344,584	3,578,539

CHINA — 0.6%
CNOOC, Ltd.	5,437,000	5,954,864

COLOMBIA — 0.1%
Ecopetrol SA ADR (b)	84,377	766,987

FINLAND — 3.2%
Stora Enso Oyj Class R	857,423	11,060,431
UPM-Kymmene Oyj	800,791	22,797,020

		33,857,451

FRANCE — 3.9%
TOTAL SA	831,207	41,035,614

GERMANY — 1.8%
KS AG (b)	287,342	7,347,660
ThyssenKrupp AG	391,665	11,111,998

		18,459,658

IRELAND — 1.0%
Smurfit Kappa Group PLC	354,792	11,028,954

ISRAEL — 0.3%
Israel Chemicals, Ltd.	765,778	3,614,168

ITALY — 1.3%
Eni SpA	911,518	13,681,555

JAPAN — 3.9%
JFE Holdings, Inc.	519,300	9,014,726
Nippon Steel & Sumitomo Metal Corp.	811,200	18,323,475
Oji Holdings Corp.	1,419,000	7,324,849

Sumitomo Metal Mining Co., Ltd.	495,000	6,610,426

		41,273,476

LUXEMBOURG — 1.2%
ArcelorMittal (a)	565,986	12,820,331

MEXICO — 0.3%
Fresnillo PLC	165,115	3,187,114

NETHERLANDS — 4.0%
OCI NV (a)	95,698	2,103,289
Royal Dutch Shell PLC Class A	1,500,416	39,661,423

		41,764,712

NORWAY — 2.2%
Norsk Hydro ASA	1,223,849	6,761,621
Statoil ASA	363,546	6,006,550
Yara International ASA	264,310	9,895,079

		22,663,250

PERU — 0.5%
Southern Copper Corp.	152,529	5,282,079

RUSSIA — 3.0%
Gazprom PJSC ADR	2,040,710	8,077,130
LUKOIL PJSC ADR	146,641	7,141,417
MMC Norilsk Nickel PJSC ADR	609,852	8,415,958
Novatek PJSC GDR	22,585	2,515,969
Novolipetsk Steel PJSC GDR	75,204	1,455,949
Rosneft Oil Co. PJSC GDR	394,091	2,141,885
Severstal PJSC GDR	157,670	2,068,630

		31,816,938

SINGAPORE — 1.6%
Golden Agri-Resources, Ltd.	10,132,268	2,759,633
Wilmar International, Ltd.	5,611,719	13,653,817

		16,413,450

SOUTH AFRICA — 1.4%
Mondi PLC	552,775	14,461,058

SOUTH KOREA — 2.1%
Korea Zinc Co., Ltd.	11,380	4,535,489
POSCO	4,195	1,052,279
POSCO ADR	271,497	16,992,997

		22,580,765

SPAIN — 0.6%
Repsol SA	382,966	5,853,011

SWITZERLAND — 3.8%
Glencore PLC (a)	10,731,215	40,033,681

UNITED KINGDOM — 6.8%
Anglo American PLC (a)	1,262,866	16,797,685
BP PLC	6,398,054	36,799,991
Rio Tinto, Ltd.	381,134	18,496,910

		72,094,586

UNITED STATES — 33.3%
Alcoa Corp.	131,895	4,306,372
Anadarko Petroleum Corp.	83,129	3,769,069
Archer-Daniels-Midland Co.	418,565	17,320,220
Avery Dennison Corp.	65,421	5,781,254
Baker Hughes, Inc.	63,301	3,450,537
Bunge, Ltd.	101,928	7,603,829

See accompanying notes to schedule of investments

SPDR S&P Global Natural Resources ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

CF Industries Holdings, Inc.	170,374	$4,763,657
Chevron Corp.	282,189	29,440,778
ConocoPhillips	183,857	8,082,354
Devon Energy Corp.	78,007	2,493,884
EOG Resources, Inc.	85,793	7,765,982
Exxon Mobil Corp.	618,031	49,893,643
FMC Corp.	97,706	7,137,423
Freeport-McMoRan, Inc. (a)	1,194,905	14,350,809
Halliburton Co.	128,915	5,505,960
Ingredion, Inc.	52,494	6,257,810
International Paper Co.	301,415	17,063,103
Monsanto Co.	321,227	38,020,428
Mosaic Co.	256,011	5,844,731
Newmont Mining Corp.	477,540	15,467,521
Nucor Corp.	286,498	16,579,639
Occidental Petroleum Corp.	113,662	6,804,944
Packaging Corp. of America	68,837	7,667,753
Phillips 66	65,578	5,422,645
Pioneer Natural Resources Co.	25,272	4,032,906
Rayonier, Inc. REIT	89,880	2,585,848
Schlumberger, Ltd.	207,928	13,689,979
Sealed Air Corp.	141,471	6,332,242
Valero Energy Corp.	67,137	4,529,062
WestRock Co.	183,108	10,374,899
Weyerhaeuser Co. REIT	548,921	18,388,853

		350,728,134

TOTAL COMMON STOCKS (Cost $1,055,381,561)		1,049,497,071

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Repsol SA (expiring 7/17/17) (a) (Cost $184,191)	386,600	176,375

SHORT-TERM INVESTMENTS — 3.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (d) (e)	1,612,207	1,612,207
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	38,460,122	38,460,122

TOTAL SHORT-TERM INVESTMENTS (Cost $40,072,329)		40,072,329

TOTAL INVESTMENTS — 103.4% (Cost $1,095,638,081)		1,089,745,775
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(36,226,538)

NET ASSETS — 100.0%		$1,053,519,237

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2017.
(f)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$99,163,228	$—	$—	$99,163,228
Austria	4,596,532	—	—	4,596,532
Brazil	17,576,244	—	—	17,576,244
Canada	115,210,692	—	—	115,210,692
Chile	3,578,539	—	—	3,578,539
China	5,954,864	—	—	5,954,864
Colombia	766,987	—	—	766,987
Finland	33,857,451	—	—	33,857,451
France	41,035,614	—	—	41,035,614
Germany	18,459,658	—	—	18,459,658
Ireland	11,028,954	—	—	11,028,954
Israel	3,614,168	—	—	3,614,168
Italy	13,681,555	—	—	13,681,555
Japan	41,273,476	—	—	41,273,476
Luxembourg	12,820,331	—	—	12,820,331

See accompanying notes to schedule of investments

SPDR S&P Global Natural Resources ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mexico.	$3,187,114	$—	$—	$3,187,114
Netherlands	41,764,712	—	—	41,764,712
Norway	22,663,250	—	—	22,663,250
Peru	5,282,079	—	—	5,282,079
Russia	31,816,938	—	—	31,816,938
Singapore	16,413,450	—	—	16,413,450
South Africa	14,461,058	—	—	14,461,058
South Korea	22,580,765	—	—	22,580,765
Spain	5,853,011	—	—	5,853,011
Switzerland.	40,033,681	—	—	40,033,681
United Kingdom	72,094,586	—	—	72,094,586
United States	350,728,134	—	—	350,728,134
Rights
Spain	176,375	—	—	176,375
Short-Term Investments	40,072,329	—	—	40,072,329

TOTAL INVESTMENTS	$1,089,745,775	$—	$—	$1,089,745,775

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	2,166,082	$2,166,082	707	2,166,789	—	$—	$65	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	100,495,146	98,882,939	1,612,207	1,612,207	8,910	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	25,983,417	25,983,417	—	—	5,156	—
State Street Navigator Securities Lending Government Money Market Portfolio*	19,577,508	19,577,508	412,010,305	393,127,691	38,460,122	38,460,122	195,303	—

TOTAL		$21,743,590				$40,072,329	$209,434	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR S&P North American Natural Resources ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
CANADA — 36.1%
Agnico Eagle Mines, Ltd.	563,043	$25,353,626
Agrium, Inc.	177,753	16,086,325
ARC Resources, Ltd. (a)	162,202	2,118,231
Barrick Gold Corp.	2,907,405	46,184,465
Cameco Corp.	181,967	1,654,755
Canadian Natural Resources, Ltd.	509,332	14,675,601
Cenovus Energy, Inc.	469,486	3,455,984
Crescent Point Energy Corp.	248,923	1,901,375
Detour Gold Corp. (b)	435,516	5,090,577
Eldorado Gold Corp.	1,787,482	4,734,687
Encana Corp.	447,497	3,931,578
First Quantum Minerals, Ltd.	1,719,551	14,524,890
Franco-Nevada Corp.	445,233	32,078,580
Goldcorp, Inc.	2,129,800	27,419,925
Husky Energy, Inc. (b)	138,704	1,572,128
Imperial Oil, Ltd.	116,920	3,403,077
Kinross Gold Corp. (b)	3,105,731	12,602,758
Lundin Mining Corp.	1,576,431	8,946,097
Peyto Exploration & Development Corp. (a)	75,684	1,370,669
Potash Corp. of Saskatchewan, Inc. (a)	1,080,300	17,593,243
PrairieSky Royalty, Ltd.	97,107	2,208,031
Seven Generations Energy, Ltd. Class A (b)	116,063	1,984,877
Suncor Energy, Inc.	764,964	22,318,077
Teck Resources, Ltd. Class B	1,160,892	20,094,596
Tourmaline Oil Corp. (b)	113,869	2,444,497
Vermilion Energy, Inc. (a)	54,459	1,725,143
West Fraser Timber Co., Ltd.	88,162	4,166,770
Wheaton Precious Metals Corp.	1,101,229	21,843,119
Whitecap Resources, Inc.	169,369	1,207,636
Yamana Gold, Inc.	2,364,213	5,697,996

		328,389,313

UNITED STATES — 63.7%
Anadarko Petroleum Corp.	256,302	11,620,733
Antero Resources Corp. (b)	66,428	1,435,509
Apache Corp.	174,033	8,341,402
Archer-Daniels-Midland Co.	734,584	30,397,086
Bunge, Ltd.	179,397	13,383,016
Cabot Oil & Gas Corp.	217,817	5,462,850
CF Industries Holdings, Inc.	299,870	8,384,365
Chevron Corp.	867,962	90,554,475
Cimarex Energy Co.	43,635	4,102,126
Concho Resources, Inc. (b)	67,974	8,260,880
ConocoPhillips.	566,552	24,905,626
Continental Resources, Inc. (b)	39,625	1,281,076
Devon Energy Corp.	240,465	7,687,666
EOG Resources, Inc.	264,456	23,938,557
EQT Corp.	79,675	4,668,158
Exxon Mobil Corp.	1,150,054	92,843,859
FMC Corp.	171,988	12,563,723
Freeport-McMoRan, Inc. (b)	3,316,961	39,836,702
Hess Corp.	123,385	5,412,900
Ingredion, Inc.	92,349	11,008,924
Marathon Oil Corp.	388,375	4,602,244
Monsanto Co.	564,098	66,766,639
Mosaic Co.	450,443	10,283,614

Newmont Mining Corp.	1,325,805	42,942,824
Noble Energy, Inc.	208,695	5,906,069
Occidental Petroleum Corp.	350,450	20,981,442
Pioneer Natural Resources Co.	77,886	12,429,048
Range Resources Corp.	86,356	2,000,869
Southwestern Energy Co. (b)	229,083	1,392,825
Tahoe Resources, Inc.	777,243	6,690,981

		580,086,188

TOTAL COMMON STOCKS (Cost $777,250,226)		908,475,501

SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	601,174	601,174
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	19,148,735	19,148,735

TOTAL SHORT-TERM INVESTMENTS (Cost $19,749,909)		19,749,909

TOTAL INVESTMENTS — 102.0% (Cost $797,000,135)		928,225,410
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(18,541,458)

NET ASSETS — 100.0%		$909,683,952

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments

SPDR S&P North American Natural Resources ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Canada	$328,389,313	$—	$—	$328,389,313
United States	580,086,188	—	—	580,086,188
Short-Term Investments	19,749,909	—	—	19,749,909

TOTAL INVESTMENTS	$928,225,410	$—	$—	$928,225,410

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	2,657,077	$2,657,077	1,336	2,658,413	—	$—	$98	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	8,828,080	8,226,906	601,174	601,174	3,292	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	48,418,568	48,418,568	—	—	8,168	—
State Street Navigator Securities Lending Government Money Market Portfolio*	—	—	19,148,735	—	19,148,735	19,148,735	1,102	—

TOTAL		$2,657,077				$19,749,909	$12,660	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 4.9%
Alumina, Ltd. (a)	500,547	$737,174
Amcor, Ltd.	147,193	1,830,180
AMP, Ltd.	244,900	974,944
Australia & New Zealand Banking Group, Ltd.	227,170	5,004,481
BHP Billiton PLC	133,208	2,034,838
BHP Billiton, Ltd.	223,186	3,985,415
Boral, Ltd.	288,833	1,539,768
Brambles, Ltd.	167,437	1,249,649
Coca-Cola Amatil, Ltd.	138,150	978,084
Commonwealth Bank of Australia	131,102	8,327,522
CSL, Ltd.	37,683	3,989,722
Fortescue Metals Group, Ltd.	188,584	755,090
Insurance Australia Group, Ltd.	261,060	1,357,668
LendLease Group	130,222	1,663,115
Macquarie Group, Ltd.	36,881	2,503,627
Medibank Pvt, Ltd.	202,176	434,221
National Australia Bank, Ltd.	185,263	4,204,916
Newcrest Mining, Ltd.	54,486	842,557
Origin Energy, Ltd. (b)	205,821	1,083,022
Qantas Airways, Ltd.	63,329	277,858
QBE Insurance Group, Ltd.	81,084	734,529
Santos, Ltd. (b)	167,388	389,037
Scentre Group REIT	195,216	606,449
Sonic Healthcare, Ltd.	83,238	1,546,391
South32, Ltd. (a) (c)	149,560	308,891
South32, Ltd. (c)	267,404	549,701
Suncorp Group, Ltd.	173,239	1,969,326
Sydney Airport	68,816	374,248
Telstra Corp., Ltd.	295,159	973,527
Transurban Group Stapled Security	133,867	1,216,790
Vicinity Centres REIT	427,673	843,080
Wesfarmers, Ltd.	86,880	2,673,649
Westfield Corp. REIT	128,932	794,145
Westpac Banking Corp.	248,181	5,808,104
Woodside Petroleum, Ltd.	58,223	1,333,993
Woolworths, Ltd.	105,530	2,067,381

		65,963,092

AUSTRIA — 0.3%
Erste Group Bank AG (b)	44,969	1,719,477
OMV AG	21,650	1,121,922
Raiffeisen Bank International AG (b)	26,056	656,772

		3,498,171

BELGIUM — 0.9%
Ageas	34,244	1,377,149
Anheuser-Busch InBev SA	59,015	6,509,507
KBC Group NV	28,036	2,123,557
Solvay SA	10,873	1,457,141
UCB SA	14,514	997,044

		12,464,398

BRAZIL — 1.6%
Ambev SA ADR	431,901	2,371,136
Banco Bradesco SA Preference Shares ADR	306,652	2,606,542
Banco do Brasil SA	55,445	448,480
BB Seguridade Participacoes SA	48,121	416,107

BM&FBovespa SA	133,741	797,219
Braskem SA Class A, Preference Shares	29,736	306,941
BRF SA	37,119	439,165
Cia Energetica de Minas Gerais ADR	174,108	417,859
Cia Siderurgica Nacional SA ADR (a) (b)	136,824	294,172
Cielo SA	71,534	531,121
EDP — Energias do Brasil SA	136,141	583,065
Embraer SA	51,637	235,801
Fibria Celulose SA	9,402	95,942
Gerdau SA ADR	99,839	304,509
Itau Unibanco Holding SA Preference Shares ADR	276,682	3,057,336
JBS SA	33,027	65,092
Kroton Educacional SA	97,679	438,387
Lojas Renner SA	92,199	761,913
Natura Cosmeticos SA	24,718	191,731
Odontoprev SA	162,133	570,090
Petroleo Brasileiro SA Preference Shares ADR (b)	250,674	1,870,028
Porto Seguro SA	9,434	87,158
Qualicorp SA	73,380	635,631
Raia Drogasil SA	26,749	566,022
Sul America SA	50,686	270,774
Tim Participacoes SA ADR	22,212	328,738
Vale SA ADR	45,588	398,895
Vale SA Preference Shares ADR	217,925	1,776,089

		20,865,943

CANADA — 6.4%
Agnico Eagle Mines, Ltd.	12,208	549,722
Agrium, Inc. (a)	16,019	1,449,690
Alimentation Couche-Tard, Inc. Class B	21,838	1,045,238
Bank of Montreal	51,995	3,812,246
Bank of Nova Scotia	81,500	4,895,522
Barrick Gold Corp.	87,805	1,394,793
BlackBerry, Ltd. (b)	43,599	435,084
Bombardier, Inc. Class B (b)	155,374	282,346
Brookfield Asset Management, Inc. Class A	81,120	3,178,715
CAE, Inc.	49,113	845,589
Cameco Corp. (a)	36,195	329,147
Canadian Imperial Bank of Commerce	32,179	2,611,338
Canadian National Railway Co.	60,521	4,903,380
Canadian Natural Resources, Ltd.	92,768	2,672,964
Canadian Pacific Railway, Ltd.	11,892	1,910,577
Canadian Tire Corp., Ltd. Class A	10,578	1,201,886
Cenovus Energy, Inc.	70,306	517,537
CGI Group, Inc. Class A (b)	11,282	575,610
Constellation Software, Inc.	1,326	692,671
Crescent Point Energy Corp. (a)	39,608	302,542
Dollarama, Inc.	3,720	354,928
Enbridge, Inc.	79,754	3,172,474
Encana Corp.	70,679	620,965
Fairfax Financial Holdings, Ltd.	1,183	511,941
First Quantum Minerals, Ltd.	53,877	455,094
Franco-Nevada Corp.	12,208	879,574

See accompanying notes to schedule of investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Gildan Activewear, Inc.	46,728	$1,433,827
Goldcorp, Inc.	64,796	834,210
H&R Real Estate Investment Trust REIT	3,576	60,633
Husky Energy, Inc. (b)	37,342	423,250
IGM Financial, Inc. (a)	18,631	576,991
Imperial Oil, Ltd.	41,076	1,195,559
Kinross Gold Corp. (b)	110,756	449,437
Loblaw Cos., Ltd.	36,606	2,033,385
Magna International, Inc.	15,848	733,033
Manulife Financial Corp.	128,695	2,409,005
National Bank of Canada	39,349	1,652,191
Onex Corp.	34,173	2,731,577
Open Text Corp.	18,638	587,398
Potash Corp. of Saskatchewan, Inc.	73,412	1,195,552
PrairieSky Royalty, Ltd. (a)	4,276	97,228
Restaurant Brands International, Inc.	11,442	714,872
Rogers Communications, Inc. Class B	43,598	2,056,193
Royal Bank of Canada	102,941	7,463,559
Seven Generations Energy, Ltd. Class A (b)	10,412	178,063
Shaw Communications, Inc. Class B (a)	46,718	1,017,673
Shopify, Inc. Class A (b)	4,600	398,830
Smart Real Estate Investment Trust REIT	6,163	152,426
SNC-Lavalin Group, Inc.	24,419	1,054,264
Sun Life Financial, Inc.	51,958	1,854,757
Suncor Energy, Inc.	109,629	3,198,462
Teck Resources, Ltd. Class B	39,202	678,572
TELUS Corp.	30,585	1,054,355
Toronto-Dominion Bank	130,003	6,541,692
TransCanada Corp. (a)	54,927	2,614,605
Turquoise Hill Resources, Ltd. (b)	16,510	43,859
Veresen, Inc.	7,118	100,519
West Fraser Timber Co., Ltd.	6,423	303,568
Wheaton Precious Metals Corp.	29,217	579,526
Yamana Gold, Inc.	96,918	233,582

		86,254,226

CHILE — 0.3%
Embotelladora Andina SA Class B, Preference Shares	22,022	93,064
Enel Americas SA ADR	184,555	1,740,354
Enel Chile SA ADR	140,602	773,311
Enel Generacion Chile SA ADR	45,613	1,032,678
Sociedad Quimica y Minera de Chile SA ADR	10,701	353,347

		3,992,754

CHINA — 6.4%
58.com, Inc. ADR (b)	3,004	132,506
AAC Technologies Holdings, Inc.	80,000	1,000,199
Agricultural Bank of China, Ltd. Class H	2,110,000	997,368
Air China, Ltd. Class H	64,000	65,997
Alibaba Group Holding, Ltd. ADR (b)	70,318	9,907,806
Alibaba Health Information Technology, Ltd. (a) (b)	84,000	40,028

Anhui Conch Cement Co., Ltd. Class H	8,500	29,562
ANTA Sports Products, Ltd.	29,000	95,844
Autohome, Inc. ADR (b)	1,228	55,702
AviChina Industry & Technology Co., Ltd. Class H	576,000	337,936
Baidu, Inc. ADR (b)	18,819	3,365,966
Bank of China, Ltd. Class H	5,796,436	2,843,847
Bank of Communications Co., Ltd. Class H	1,160,710	819,260
Beijing Enterprises Water Group, Ltd. (b)	400,000	310,512
Belle International Holdings, Ltd.	561,000	442,680
Brilliance China Automotive Holdings, Ltd.	302,000	550,114
Byd Co., Ltd. Class H (a)	24,500	150,331
CGN Power Co., Ltd. Class H (d)	180,400	50,378
China CITIC Bank Corp., Ltd. Class H	559,000	342,284
China Coal Energy Co., Ltd. Class H	40,000	19,369
China Communications Construction Co., Ltd. Class H	356,000	458,769
China Conch Venture Holdings, Ltd.	16,000	29,309
China Construction Bank Corp. Class H	4,724,720	3,661,659
China Everbright Bank Co., Ltd. Class H	36,000	16,832
China Everbright International, Ltd.	26,000	32,440
China Everbright, Ltd.	44,000	95,818
China Evergrande Group (a) (b)	230,000	413,069
China Galaxy Securities Co., Ltd. Class H	. 189,500	169,924
China Huishan Dairy Holdings Co., Ltd. (a) (e)	1,418,000	—
China Life Insurance Co., Ltd. Class H	587,000	1,793,382
China Mengniu Dairy Co., Ltd. (b)	418,000	819,246
China Merchants Bank Co., Ltd. Class H	450,514	1,359,082
China Merchants Port Holdings Co., Ltd.	392,421	1,088,320
China Minsheng Banking Corp., Ltd. Class H	300,500	299,867
China Mobile, Ltd.	476,000	5,051,797
China Oilfield Services, Ltd. Class H	100,000	80,190
China Overseas Land & Investment, Ltd.	378,000	1,106,431
China Pacific Insurance Group Co., Ltd. Class H	189,200	773,140
China Petroleum & Chemical Corp. Class H	2,365,800	1,845,618
China Railway Construction Corp., Ltd. Class H	120,000	156,486
China Railway Group, Ltd. Class H	242,000	190,650
China Resources Beer Holdings Co., Ltd.	379,670	958,118
China Resources Land, Ltd.	52,000	151,541
China Shenhua Energy Co., Ltd. Class H	186,500	415,217

See accompanying notes to schedule of investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

China Southern Airlines Co., Ltd. Class H	. 110,000	$93,000
China Taiping Insurance Holdings Co., Ltd.	140,600	356,253
China Telecom Corp., Ltd. Class H	1,830,000	869,704
China Unicom Hong Kong, Ltd. (b)	748,000	1,111,491
China Vanke Co., Ltd. Class H	71,300	201,850
CITIC Securities Co., Ltd. Class H	109,500	226,394
CITIC, Ltd.	378,000	568,468
CNOOC, Ltd.	1,518,217	1,662,824
COSCO SHIPPING Ports, Ltd.	482,041	565,621
Country Garden Holdings Co., Ltd.	220,000	255,046
CRRC Corp., Ltd. Class H	323,000	290,460
CSPC Pharmaceutical Group, Ltd.	416,000	607,498
Ctrip.com International, Ltd. ADR (b)	13,398	721,616
ENN Energy Holdings, Ltd.	38,000	229,272
Fosun International, Ltd.	86,500	135,183
Geely Automobile Holdings, Ltd.	535,000	1,154,097
GF Securities Co., Ltd. Class H	143,600	288,434
GOME Electrical Appliances Holding, Ltd.	1,522,000	187,168
Great Wall Motor Co., Ltd. Class H	261,000	322,303
Guangzhou Automobile Group Co., Ltd. Class H	104,000	182,516
Haitong Securities Co., Ltd. Class H	148,000	239,259
Hengan International Group Co., Ltd.	94,000	693,580
Huaneng Power International, Inc. Class H	812,000	563,770
Huaneng Renewables Corp., Ltd. Class H	864,000	266,733
Huatai Securities Co., Ltd. Class H (d)	151,000	290,145
Industrial & Commercial Bank of China, Ltd. Class H	5,102,045	3,444,303
JD.com, Inc. ADR (b)	47,878	1,877,775
Jiangsu Expressway Co., Ltd. Class H	14,000	19,763
Kingsoft Corp., Ltd. (a)	144,000	375,382
Lenovo Group, Ltd.	426,000	269,031
Momo, Inc. ADR (b)	5,828	215,403
NetEase, Inc. ADR	4,841	1,455,350
New China Life Insurance Co., Ltd. Class H	70,500	358,530
New Oriental Education & Technology Group, Inc. ADR (b)	5,908	416,455
PetroChina Co., Ltd. Class H	1,462,000	895,203
PICC Property & Casualty Co., Ltd. Class H	415,610	694,241
Ping An Insurance Group Co. of China, Ltd. Class H	376,000	2,478,105
Semiconductor Manufacturing International Corp. (a) (b)	103,400	119,871
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	124,000	97,371
Shanghai Electric Group Co., Ltd. Class H (a) (b)	310,000	148,915
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	78,940	126,620

Shanghai Pharmaceuticals Holding Co., Ltd. Class H	32,100	95,604
Sihuan Pharmaceutical Holdings Group, Ltd.	117,000	49,009
SINA Corp. (b)	3,148	267,486
Sinopec Shanghai Petrochemical Co., Ltd. Class H	302,000	161,707
Sinopharm Group Co., Ltd. Class H	64,400	291,210
Sunac China Holdings, Ltd. (a)	152,300	318,395
Sunny Optical Technology Group Co., Ltd.	37,000	331,777
TAL Education Group ADR	1,685	206,092
Tencent Holdings, Ltd.	396,800	14,191,670
Tingyi Cayman Islands Holding Corp.	374,000	443,638
TravelSky Technology, Ltd. Class H	56,000	164,992
Tsingtao Brewery Co., Ltd. Class H	8,000	35,407
Vipshop Holdings, Ltd. ADR (b)	18,019	190,100
Want Want China Holdings, Ltd. (a)	187,000	126,240
Weibo Corp. ADR (a) (b)	2,840	188,775
Yanzhou Coal Mining Co., Ltd. Class H	372,000	333,570
YY, Inc. ADR (b)	2,770	160,743
Zhuzhou CRRC Times Electric Co., Ltd. Class H	77,900	382,193
Zijin Mining Group Co., Ltd. Class H	1,462,000	483,185
ZTE Corp. Class H (b)	36,800	87,870

		86,109,260

COLOMBIA — 0.1%
Bancolombia SA ADR	24,083	1,072,898
Cementos Argos SA	103,660	401,737

		1,474,635

DENMARK — 1.2%
AP Moeller — Maersk A/S Class B	940	1,887,556
Danske Bank A/S	63,327	2,432,515
DSV A/S	43,762	2,685,279
Genmab A/S (b)	2,651	564,865
Novo Nordisk A/S Class B	143,896	6,154,232
Novozymes A/S Class B	13,748	600,848
Pandora A/S	7,664	714,223
Vestas Wind Systems A/S	19,003	1,751,979

		16,791,497

EGYPT — 0.1%
Commercial International Bank Egypt SAE	136,058	600,397
Global Telecom Holding SAE (b)	691,733	264,935

		865,332

FINLAND — 0.7%
Elisa Oyj	9,922	383,970
Fortum Oyj	10,967	171,741
Kone Oyj Class B	29,479	1,497,536
Metso Oyj	24,625	852,692
Neste Oyj	8,899	350,065
Nokia Oyj (c)	197,858	1,208,446
Nokia Oyj (c)	104,828	641,687
Sampo Oyj Class A	31,136	1,593,431
Stora Enso Oyj Class R	65,623	846,512
UPM-Kymmene Oyj	56,854	1,618,527

See accompanying notes to schedule of investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Wartsila Oyj Abp	10,311	$608,591

		9,773,198

FRANCE — 7.0%
Accor SA	23,396	1,095,257
Air Liquide SA	31,399	3,874,872
Airbus SE	44,599	3,662,452
Alstom SA (a) (b)	19,935	695,975
AXA SA	126,659	3,459,839
BNP Paribas SA	73,300	5,271,962
Bouygues SA	22,572	950,487
Capgemini SE	14,667	1,513,590
Carrefour SA (a)	61,393	1,550,983
Cie de Saint-Gobain	33,759	1,801,209
Cie Generale des Etablissements Michelin	13,121	1,741,944
Credit Agricole SA	75,148	1,207,226
Danone SA	51,891	3,894,917
Electricite de France SA	6,035	65,267
Engie SA	87,665	1,321,319
Essilor International SA	19,829	2,519,419
Hermes International	954	470,760
ICADE REIT	640	53,651
Kering	6,857	2,332,148
Klepierre REIT	3,292	134,737
L’Oreal SA	21,659	4,505,859
Lagardere SCA	16,927	533,813
Legrand SA	18,781	1,312,016
LVMH Moet Hennessy Louis Vuitton SE	19,926	4,961,217
Orange SA (a)	167,063	2,646,652
Pernod Ricard SA	17,340	2,318,869
Peugeot SA	32,665	650,677
Publicis Groupe SA (a)	23,655	1,762,045
Renault SA	15,741	1,422,807
Safran SA	21,176	1,937,979
Sanofi	86,870	8,298,905
Schneider Electric SE	45,520	3,492,513
Societe Generale SA	53,370	2,867,640
Sodexo SA	13,187	1,702,577
TOTAL SA	165,610	8,175,951
Unibail-Rodamco SE REIT (a)	6,592	1,658,958
Valeo SA	16,178	1,088,473
Veolia Environnement SA	40,097	846,054
Vinci SA	42,309	3,606,136
Vivendi SA	108,063	2,402,167
Zodiac Aerospace	14,560	394,402

		94,203,724

GERMANY — 6.6%
adidas AG	15,490	2,963,659
Allianz SE	37,966	7,465,286
BASF SE	67,839	6,274,239
Bayer AG	62,050	8,011,291
Bayerische Motoren Werke AG	24,609	2,281,350
Commerzbank AG (b)	55,881	664,757
Continental AG	7,886	1,699,488
Covestro AG (d)	1,209	87,162
Daimler AG	68,722	4,966,996
Deutsche Bank AG	128,071	2,267,758

Deutsche Boerse AG	22,589	2,381,098
Deutsche Lufthansa AG	34,819	791,278
Deutsche Post AG	92,931	3,478,672
Deutsche Telekom AG	252,658	4,530,018
E.ON SE	161,432	1,518,632
Fresenius Medical Care AG & Co. KGaA	26,156	2,510,978
Fresenius SE & Co. KGaA	28,318	2,424,295
Henkel AG & Co. KGaA Preference Shares	6,585	905,018
Infineon Technologies AG	36,224	763,713
KS AG	5,498	140,590
Linde AG	11,880	2,246,546
MAN SE	4,204	450,095
Merck KGaA	19,204	2,316,255
METRO AG	17,115	576,929
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,059	3,636,434
OSRAM Licht AG	6,990	556,078
RWE AG (b)	41,638	828,467
SAP SE	79,988	8,343,012
Siemens AG	63,485	8,714,280
ThyssenKrupp AG	34,081	966,918
TUI AG	27,201	395,373
United Internet AG	1,464	80,391
Volkswagen AG	5,312	822,455
Volkswagen AG Preference Shares	10,025	1,524,726
Vonovia SE	22,290	883,826

		88,468,063

GREECE — 0.1%
Alpha Bank AE (b)	90,286	222,427
Eurobank Ergasias SA (b)	115,306	128,882
Hellenic Telecommunications Organization SA	2,846	34,213
JUMBO SA	25,115	458,319
National Bank of Greece SA (b)	425,336	161,544
OPAP SA	36,138	408,050
Piraeus Bank SA (b)	571,352	140,106

		1,553,541

HONG KONG — 2.6%
AIA Group, Ltd.	903,800	6,605,024
Alibaba Pictures Group, Ltd. (b)	510,000	84,930
ASM Pacific Technology, Ltd.	7,400	100,007
Bank of East Asia, Ltd.	332,524	1,429,098
BOC Hong Kong Holdings, Ltd.	161,500	772,698
Cheung Kong Property Holdings, Ltd.	218,032	1,707,903
CK Hutchison Holdings, Ltd.	261,532	3,283,200
Fullshare Holdings, Ltd. (a) (b)	350,000	139,884
Galaxy Entertainment Group, Ltd.	168,000	1,020,080
Haier Electronics Group Co., Ltd. (b)	23,000	59,810
Hanergy Thin Film Power Group, Ltd. (b) (f)	448,000	—
Hang Lung Properties, Ltd.	378,000	944,219
Hang Seng Bank, Ltd.	56,400	1,179,809
Henderson Land Development Co., Ltd.	208,263	1,161,841
Hong Kong & China Gas Co., Ltd.	1,311,252	2,465,804

See accompanying notes to schedule of investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Hong Kong Exchanges & Clearing, Ltd.	100,412	$2,595,692
Jardine Matheson Holdings, Ltd.	3,200	205,440
Jardine Strategic Holdings, Ltd.	1,000	41,690
Li & Fung, Ltd.	756,000	275,034
Link REIT	301,286	2,292,513
Melco Resorts & Entertainment, Ltd. ADR	6,186	138,876
New World Development Co., Ltd.	809,923	1,028,167
Sands China, Ltd.	226,400	1,036,809
Shangri-La Asia, Ltd.	376,333	638,273
Sino Biopharmaceutical, Ltd.	720,000	636,397
SJM Holdings, Ltd.	38,000	40,062
Sun Art Retail Group, Ltd.	216,000	172,104
Sun Hung Kai Properties, Ltd.	176,185	2,588,682
Swire Pacific, Ltd. Class A	105,006	1,025,653
Techtronic Industries Co., Ltd.	166,500	765,694
WH Group, Ltd. (d)	280,101	282,740
Wharf Holdings, Ltd.	6,000	49,728
Wheelock & Co., Ltd.	6,000	45,270

		34,813,131

HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	11,685	915,149
OTP Bank PLC	23,182	774,131

		1,689,280

INDIA — 2.0%
ACC, Ltd.	22,724	551,265
Adani Ports & Special Economic Zone, Ltd. (b)	46,601	261,744
Ambuja Cements, Ltd.	117,019	446,351
Apollo Hospitals Enterprise, Ltd. (b)	23,081	455,121
Aurobindo Pharma, Ltd.	26,282	278,363
Axis Bank, Ltd.	73,260	586,363
Bajaj Auto, Ltd.	5,378	232,235
Bajaj Finance, Ltd.	16,160	343,288
Bajaj Finserv, Ltd. (b)	1,790	114,059
Bharat Forge, Ltd.	4,521	76,424
Bharat Heavy Electricals, Ltd.	64,057	134,085
Bharat Petroleum Corp., Ltd.	27,874	275,732
Bharti Airtel, Ltd.	28,907	169,808
Bharti Infratel, Ltd.	62,731	363,503
Bosch, Ltd.	127	45,833
Cadila Healthcare, Ltd.	7,500	60,934
Dabur India, Ltd.	55,258	249,714
Dr Reddy’s Laboratories, Ltd. ADR	18,598	783,720
Eicher Motors, Ltd. (b)	737	308,305
Glenmark Pharmaceuticals, Ltd.	18,123	177,424
Godrej Consumer Products, Ltd. (e)	23,864	357,420
HCL Technologies, Ltd.	37,741	496,830
Hindalco Industries, Ltd.	17,345	51,240
Hindustan Petroleum Corp., Ltd.	27,633	218,178
Hindustan Unilever, Ltd.	41,959	700,815
Housing Development Finance Corp., Ltd.	87,330	2,181,916
ICICI Bank, Ltd. ADR	107,468	963,986
Idea Cellular, Ltd.	59,786	78,851
Indiabulls Housing Finance, Ltd.	22,050	367,111

Indian Oil Corp., Ltd.	16,388	97,663
Infosys, Ltd. ADR (a)	162,330	2,438,197
ITC, Ltd.	171,209	857,270
LIC Housing Finance, Ltd.	30,851	354,247
Lupin, Ltd.	9,969	163,460
Mahindra & Mahindra Financial Services, Ltd.	102,213	545,479
Mahindra & Mahindra, Ltd. GDR	32,931	704,724
Marico, Ltd.	87,069	423,441
Maruti Suzuki India, Ltd.	2,603	290,658
Motherson Sumi Systems, Ltd. (b)	11,537	82,461
Nestle India, Ltd.	3,412	355,613
Piramal Enterprises, Ltd. (b)	5,229	226,237
Power Finance Corp., Ltd.	53,987	102,482
Reliance Industries, Ltd. GDR (b) (d)	66,286	2,810,526
Rural Electrification Corp., Ltd.	19,627	52,212
Shree Cement, Ltd.	1,830	479,977
Shriram Transport Finance Co., Ltd.	24,958	386,045
Siemens, Ltd.	30,034	620,497
State Bank of India	8,543	36,168
Sun Pharmaceutical Industries, Ltd.	39,133	336,433
Tata Consultancy Services, Ltd.	20,298	741,845
Tata Motors, Ltd. ADR	37,740	1,245,797
Tata Power Co., Ltd.	243,649	303,631
Tech Mahindra, Ltd.	7,934	46,889
United Spirits, Ltd. (b)	4,191	155,506
UPL, Ltd.	19,581	254,587
Vedanta, Ltd.	35,017	134,921
Yes Bank, Ltd.	11,112	251,594
Zee Entertainment Enterprises, Ltd.	78,958	600,209

		26,429,387

INDONESIA — 0.6%
Adaro Energy Tbk PT	375,000	44,457
Astra International Tbk PT	2,028,200	1,358,221
Bank Central Asia Tbk PT	660,500	899,499
Bank Danamon Indonesia Tbk PT	16,300	6,268
Bank Mandiri Persero Tbk PT	767,600	734,339
Bank Rakyat Indonesia Persero Tbk PT	1,453,300	1,662,939
Bumi Serpong Damai Tbk PT	190,500	26,158
Charoen Pokphand Indonesia Tbk PT	1,942,900	463,584
Gudang Garam Tbk PT	92,500	543,444
Matahari Department Store Tbk PT	204,200	217,185
Summarecon Agung Tbk PT	541,200	52,384
Surya Citra Media Tbk PT	34,100	6,627
Telekomunikasi Indonesia Persero Tbk PT	5,207,500	1,766,115
United Tractors Tbk PT	48,800	100,511

		7,881,731

IRELAND — 0.6%
Bank of Ireland (b)	2,128,208	558,285
CRH PLC	67,237	2,375,385
Experian PLC	72,212	1,477,346
James Hardie Industries PLC	100,741	1,584,104
Kerry Group PLC Class A	16,385	1,407,760
Paddy Power Betfair PLC	1,523	162,363

		7,565,243

See accompanying notes to schedule of investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

ISRAEL — 0.4%
Bank Hapoalim BM	218,963	$1,477,029
Bank Leumi Le-Israel BM	213,238	1,036,951
Check Point Software Technologies, Ltd. (b)	770	83,992
Nice, Ltd.	9,984	800,505
Teva Pharmaceutical Industries, Ltd. ADR	71,088	2,361,544

		5,760,021

ITALY — 1.4%
Assicurazioni Generali SpA	88,181	1,449,283
Atlantia SpA	66,558	1,870,489
Enel SpA	503,406	2,695,106
Eni SpA	173,494	2,604,082
Ferrari NV	14,323	1,227,658
Intesa Sanpaolo SpA	908,149	2,875,351
Leonardo SpA	49,633	823,660
Mediobanca SpA	60,309	594,306
Saipem SpA (a) (b)	41,707	153,838
Snam SpA	170,429	741,765
Telecom Italia SpA/Milano (b)	1,242,123	1,144,696
UniCredit SpA (b)	116,098	2,164,995

		18,345,229

JAPAN — 16.3%
Acom Co., Ltd. (b)	41,400	189,019
Aeon Co., Ltd.	56,200	853,804
Aisin Seiki Co., Ltd.	36,300	1,857,645
Ajinomoto Co., Inc.	23,700	511,820
Alps Electric Co., Ltd.	6,100	175,899
Asahi Glass Co., Ltd.	32,600	1,372,357
Asahi Group Holdings, Ltd.	56,600	2,129,804
Asahi Kasei Corp.	159,000	1,708,726
Astellas Pharma, Inc.	227,200	2,779,338
Bridgestone Corp.	56,600	2,438,092
Canon, Inc.	75,200	2,553,962
Central Japan Railway Co.	14,900	2,428,079
Chiba Bank, Ltd.	180,000	1,304,023
Chubu Electric Power Co., Inc.	75,400	1,001,553
Concordia Financial Group, Ltd.	189,000	953,074
Credit Saison Co., Ltd.	56,100	1,095,438
Dai-ichi Life Holdings, Inc.	53,800	970,325
Daiichi Sankyo Co., Ltd.	75,500	1,778,645
Daikin Industries, Ltd.	36,600	3,736,223
Daiwa Securities Group, Inc.	187,000	1,108,087
Denso Corp.	37,800	1,595,297
Dentsu, Inc.	2,200	105,144
East Japan Railway Co.	31,900	3,050,601
Eisai Co., Ltd.	18,900	1,043,739
Electric Power Development Co., Ltd.	18,900	467,286
FANUC Corp.	16,500	3,180,024
Fast Retailing Co., Ltd.	1,900	632,770
FUJIFILM Holdings Corp.	56,300	2,024,315
Fujitsu, Ltd.	189,000	1,392,437
Hitachi, Ltd.	377,000	2,313,135
Honda Motor Co., Ltd.	132,100	3,602,300
Hoya Corp.	37,800	1,962,330
Inpex Corp.	74,800	719,640
ITOCHU Corp.	185,200	2,750,968

Japan Real Estate Investment Corp. REIT	228	1,134,318
Japan Retail Fund Investment Corp. REIT	703	1,298,260
Japan Tobacco, Inc. (a)	75,500	2,652,176
JFE Holdings, Inc.	40,400	701,319
JSR Corp.	37,800	651,643
JXTG Holdings, Inc.	305,708	1,335,092
Kajima Corp.	189,000	1,594,624
Kamigumi Co., Ltd.	166,000	1,740,370
Kansai Electric Power Co., Inc.	93,900	1,292,838
Kao Corp.	35,700	2,119,886
KDDI Corp.	113,400	3,002,537
Keikyu Corp.	123,423	1,486,217
Keyence Corp.	2,400	1,053,898
Kintetsu Group Holdings Co., Ltd.	377,000	1,452,839
Kobe Steel, Ltd. (b)	37,800	388,227
Komatsu, Ltd.	94,300	2,395,687
Konica Minolta, Inc.	94,500	783,855
Kose Corp.	2,200	240,246
Kubota Corp.	114,800	1,928,489
Kyocera Corp.	37,600	2,177,159
LIXIL Group Corp.	37,500	937,500
Makita Corp.	37,400	1,383,028
Marubeni Corp.	188,000	1,214,404
Marui Group Co., Ltd.	65,900	971,257
Mazda Motor Corp.	14,400	200,954
Mebuki Financial Group, Inc.	222,800	828,857
MEIJI Holdings Co., Ltd.	3,200	259,452
Mitsubishi Chemical Holdings Corp.	189,000	1,564,515
Mitsubishi Corp.	132,100	2,769,915
Mitsubishi Electric Corp.	188,000	2,703,044
Mitsubishi Estate Co., Ltd.	168,618	3,141,703
Mitsubishi Heavy Industries, Ltd.	377,000	1,542,761
Mitsubishi UFJ Financial Group, Inc.	785,800	5,278,763
Mitsui & Co., Ltd.	185,100	2,644,874
Mitsui Chemicals, Inc.	189,000	1,000,846
Mitsui Fudosan Co., Ltd.	26,000	620,265
Mizuho Financial Group, Inc.	1,088,400	1,989,653
MS&AD Insurance Group Holdings, Inc.	56,600	1,901,107
Murata Manufacturing Co., Ltd.	16,700	2,537,104
NEC Corp.	174,000	461,481
Nidec Corp.	23,800	2,438,038
Nintendo Co., Ltd.	5,900	1,978,569
Nippon Steel & Sumitomo Metal Corp.	62,200	1,404,980
Nippon Telegraph & Telephone Corp.	57,800	2,731,559
Nippon Yusen KK (b)	189,000	351,558
Nissan Motor Co., Ltd.	188,700	1,877,595
Nitori Holdings Co., Ltd.	3,100	414,952
Nitto Denko Corp.	18,800	1,546,031
Nomura Holdings, Inc.	208,200	1,247,792
NTT Data Corp.	94,500	1,051,308
NTT DOCOMO, Inc.	119,100	2,811,082
Obayashi Corp.	136,700	1,607,162
Ono Pharmaceutical Co., Ltd.	23,900	521,350
Oriental Land Co., Ltd.	5,800	392,723
ORIX Corp.	150,700	2,333,731

See accompanying notes to schedule of investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Osaka Gas Co., Ltd.	377,000	$1,541,754
Otsuka Holdings Co., Ltd.	8,700	370,888
Panasonic Corp.	190,200	2,579,786
Rakuten, Inc.	41,500	488,279
Recruit Holdings Co., Ltd.	36,000	618,690
Resona Holdings, Inc.	56,600	311,562
Rohm Co., Ltd.	18,700	1,436,285
Ryohin Keikaku Co., Ltd.	1,300	324,769
Secom Co., Ltd.	18,900	1,433,985
Seven & i Holdings Co., Ltd.	75,500	3,109,772
Sharp Corp. (a) (b)	71,000	263,501
Shin-Etsu Chemical Co., Ltd.	35,300	3,199,809
Shionogi & Co., Ltd.	17,100	952,553
Shiseido Co., Ltd.	20,100	714,484
Shizuoka Bank, Ltd.	144,000	1,300,819
SMC Corp.	1,300	395,114
SoftBank Group Corp.	67,400	5,456,905
Sompo Holdings, Inc.	51,100	1,973,326
Sony Corp.	94,100	3,589,468
Subaru Corp.	22,600	761,513
Sumitomo Chemical Co., Ltd.	189,000	1,086,632
Sumitomo Corp.	94,400	1,228,309
Sumitomo Electric Industries, Ltd.	75,500	1,162,469
Sumitomo Mitsui Financial Group, Inc.	60,900	2,373,452
Sumitomo Mitsui Trust Holdings, Inc.	18,800	672,456
Sysmex Corp.	1,400	83,606
T&D Holdings, Inc.	37,500	570,543
Takeda Pharmaceutical Co., Ltd.	75,500	3,836,147
TDK Corp.	18,900	1,243,067
Teijin, Ltd.	63,100	1,213,591
Terumo Corp.	54,000	2,126,647
Tohoku Electric Power Co., Inc.	37,900	524,515
Tokio Marine Holdings, Inc.	56,600	2,342,885
Tokyo Electric Power Co. Holdings, Inc. (b)	132,000	543,930
Tokyo Electron, Ltd.	18,900	2,550,053
Tokyo Gas Co., Ltd.	343,000	1,783,685
Tokyu Corp.	189,000	1,441,554
Toppan Printing Co., Ltd.	189,000	2,072,339
Toray Industries, Inc.	189,000	1,581,672
Toshiba Corp. (a) (b)	229,000	553,953
Toyota Motor Corp.	189,100	9,917,820
Toyota Tsusho Corp.	56,600	1,695,078
West Japan Railway Co.	19,500	1,377,287
Yahoo! Japan Corp.	245,400	1,068,001
Yakult Honsha Co., Ltd.	900	61,276
Yamada Denki Co., Ltd. (a)	113,700	564,655
Yamaha Corp.	26,300	908,188
Yamaha Motor Co., Ltd.	56,700	1,462,412

		218,744,976

LUXEMBOURG — 0.1%
ArcelorMittal (b)	36,961	837,215
SES SA	24,454	572,463

		1,409,678

MACAU — 0.0% (g)
MGM China Holdings, Ltd. (a)	57,600	128,091
Wynn Macau, Ltd.	60,400	141,126

		269,217

MALAYSIA — 0.5%
AirAsia Bhd	503,900	381,507
Alliance Financial Group Bhd	617,200	553,555
AMMB Holdings Bhd	196,800	223,728
Astro Malaysia Holdings Bhd	95,600	56,345
British American Tobacco Malaysia Bhd	35,700	361,104
CIMB Group Holdings Bhd	377,051	577,964
Dialog Group Bhd	837,100	374,415
Felda Global Ventures Holdings Bhd	622,700	248,056
Gamuda Bhd	52,866	67,735
Genting Bhd	174,500	382,525
Genting Malaysia Bhd	438,100	561,320
Genting Plantations Bhd	194,700	500,737
Hong Leong Financial Group Bhd	32,839	128,521
IOI Properties Group Bhd	572,600	293,460
Malaysia Airports Holdings Bhd	144,300	287,750
Petronas Chemicals Group Bhd	18,000	29,772
PPB Group Bhd	104,300	416,942
RHB Capital Bhd	106,610	125,667
Sapura Energy Bhd	141,400	52,375
Tenaga Nasional Bhd	130,800	430,855
UMW Holdings Bhd (b)	37,800	52,570
Westports Holdings Bhd	146,900	124,565

		6,231,468

MEXICO — 1.0%
America Movil SAB de CV Series L	2,717,382	2,191,952
Cemex SAB de CV Series CPO (b)	1,605,280	1,512,177
Fomento Economico Mexicano SAB de CV	255,631	2,524,709
Fresnillo PLC	20,694	399,444
Gentera SAB de CV	245,239	368,947
Grupo Financiero Banorte SAB de CV
Series O	359,501	2,291,900
Grupo Mexico SAB de CV Series B	221,816	625,873
Grupo Televisa SAB Series CPO	309,109	1,510,556
Industrias Penoles SAB de CV	15,968	361,296
Kimberly-Clark de Mexico SAB de CV Class A	222,557	472,172
Wal-Mart de Mexico SAB de CV	285,515	664,581

		12,923,607

NETHERLANDS — 3.1%
Akzo Nobel NV	22,009	1,910,039
Altice NV Class A (b)	23,950	551,787
Altice NV Class B (b)	4,300	99,093
ASML Holding NV	29,654	3,859,075
Gemalto NV	1,623	97,276
Heineken NV	24,076	2,337,660
ING Groep NV	232,888	4,010,868
Koninklijke Ahold Delhaize NV	129,995	2,481,969
Koninklijke DSM NV	21,266	1,543,584
Koninklijke KPN NV	453,814	1,449,791
Koninklijke Philips NV	96,087	3,407,764
NXP Semiconductors NV (b)	12,348	1,351,489
Royal Dutch Shell PLC Class A	317,871	8,402,480
Royal Dutch Shell PLC Class B	261,952	7,017,911
Steinhoff International Holdings NV	200,923	1,028,192
Wolters Kluwer NV	34,926	1,476,479

		41,025,457

See accompanying notes to schedule of investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

NEW ZEALAND — 0.1%
Mercury NZ, Ltd.	226,917	$551,613
Meridian Energy, Ltd.	220,155	469,085
Spark New Zealand, Ltd.	160,916	445,370

		1,466,068

NORWAY — 0.4%
DNB ASA	102,108	1,730,923
Norsk Hydro ASA	167,067	923,025
Statoil ASA	85,120	1,406,363
Telenor ASA	73,520	1,215,584
Yara International ASA	18,822	704,647

		5,980,542

PERU — 0.1%
Cia de Minas Buenaventura SAA ADR (c)	18,527	213,060
Credicorp, Ltd.	7,112	1,275,822

		1,488,882

PHILIPPINES — 0.3%
Alliance Global Group, Inc.	585,000	165,785
Ayala Land, Inc.	511,900	403,251
BDO Unibank, Inc.	38,787	95,315
DMCI Holdings, Inc.	1,384,350	386,828
Energy Development Corp.	1,949,400	233,727
Globe Telecom, Inc.	2,740	111,207
GT Capital Holdings, Inc.	7,780	186,560
JG Summit Holdings, Inc.	244,310	392,174
Jollibee Foods Corp.	104,970	424,374
Megaworld Corp.	1,671,000	142,396
Metro Pacific Investments Corp.	3,647,400	461,888
PLDT, Inc. ADR	15,417	544,374
SM Prime Holdings, Inc.	543,100	355,178
Universal Robina Corp.	61,850	199,670

		4,102,727

POLAND — 0.2%
Alior Bank SA (b)	35,911	597,984
Bank Millennium SA (b)	125,591	252,313
Bank Zachodni WBK SA	3,580	330,457
CCC SA	7,494	454,696
Eurocash SA	23,712	198,224
Grupa Azoty SA	11,658	199,000
LPP SA	48	92,549
Orange Polska SA (b)	90,788	125,595
Polski Koncern Naftowy ORLEN SA	17,505	528,223
Powszechna Kasa Oszczednosci Bank Polski SA (b)	47,412	440,584

		3,219,625

PORTUGAL — 0.1%
EDP - Energias de Portugal SA	160,163	522,995
Jeronimo Martins SGPS SA	20,299	395,668

		918,663

QATAR — 0.0% (g)
Commercial Bank QSC (b)	11,697	96,985
Ezdan Holding Group QSC	13,561	46,643
Qatar Electricity & Water Co. QSC	5,555	288,191
Qatar Gas Transport Co., Ltd.	18,457	85,922

		517,741

ROMANIA — 0.0% (g)
New Europe Property Investments PLC	7,020	88,649

RUSSIA — 0.7%
Gazprom PJSC ADR	443,840	1,756,719
LUKOIL PJSC ADR	49,421	2,411,251
Magnit PJSC GDR	7,832	266,288
MMC Norilsk Nickel PJSC ADR	36,895	506,568
Mobile TeleSystems PJSC ADR	88,635	742,761
RusHydro PJSC ADR	170,324	217,721
Sberbank of Russia PJSC ADR	116,842	1,209,315
Surgutneftegas OJSC ADR	121,711	598,818
Tatneft PJSC ADR	37,074	1,397,690

		9,107,131

SINGAPORE — 1.0%
CapitaLand, Ltd.	377,000	958,347
DBS Group Holdings, Ltd.	204,358	3,078,320
Singapore Exchange, Ltd.	377,000	2,009,790
Singapore Press Holdings, Ltd. (a)	566,000	1,327,799
Singapore Telecommunications, Ltd.	919,800	2,598,701
United Overseas Bank, Ltd.	192,929	3,239,655

		13,212,612

SOUTH AFRICA — 1.4%
Anglo American Platinum, Ltd. (b)	7,021	160,622
AngloGold Ashanti, Ltd.	39,476	385,646
Aspen Pharmacare Holdings, Ltd.	23,624	517,646
Bid Corp., Ltd.	21,982	502,000
Bidvest Group, Ltd.	22,029	264,936
Brait SE (b)	30,842	142,458
Capitec Bank Holdings, Ltd.	4,879	309,069
Coronation Fund Managers, Ltd.	43,926	218,549
Discovery, Ltd.	72,200	704,890
FirstRand, Ltd. (a)	306,219	1,101,944
Foschini Group, Ltd.	29,309	307,082
Gold Fields, Ltd.	46,104	158,096
Impala Platinum Holdings, Ltd. (b)	56,912	160,062
Imperial Holdings, Ltd.	20,481	251,665
Massmart Holdings, Ltd.	25,308	203,777
Mr. Price Group, Ltd. (a)	28,043	333,883
MTN Group, Ltd.	119,116	1,037,293
Naspers, Ltd. Class N	32,359	6,285,339
Pioneer Foods Group, Ltd.	28,775	297,468
PSG Group, Ltd.	15,416	282,377
Rand Merchant Investment Holdings, Ltd.	33,133	98,596
Remgro, Ltd.	36,725	598,307
Resilient REIT, Ltd. REIT	46,908	435,839
Sanlam, Ltd.	226,112	1,118,264
Sasol, Ltd.	41,323	1,155,877
Sibanye Gold, Ltd.	132,817	152,558
Standard Bank Group, Ltd.	124,019	1,363,381
Truworths International, Ltd. (a)	54,844	299,282
Woolworths Holdings, Ltd.	44,684	210,248

		19,057,154

SOUTH KOREA — 3.7%
Amorepacific Corp.	383	101,763
Amorepacific Corp. Preference Shares	1,962	318,955

See accompanying notes to schedule of investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

AMOREPACIFIC Group	502	$57,038
BGF retail Co., Ltd.	2,128	187,850
Celltrion, Inc. (b)	8,078	812,636
CJ CheilJedang Corp.	2,214	699,525
CJ Corp.	730	120,906
Coway Co., Ltd.	2,950	268,147
E-MART, Inc.	2,572	527,146
Hana Financial Group, Inc.	42,086	1,664,460
Hanmi Pharm Co., Ltd. (b)	337	109,864
Hanmi Science Co., Ltd. (b)	1,685	124,297
Hanssem Co., Ltd.	1,100	176,900
Hotel Shilla Co., Ltd.	875	43,668
Hyundai Department Store Co., Ltd.	4,329	418,087
Hyundai Development Co-Engineering & Construction	10,879	446,418
Hyundai Heavy Industries Co., Ltd. (b)	3,754	579,103
Hyundai Mobis Co., Ltd.	6,028	1,317,135
Hyundai Motor Co.	13,294	1,853,247
Hyundai Robotics Co., Ltd. (b)	780	263,488
Hyundai Steel Co.	6,137	333,629
KB Financial Group, Inc.	43,766	2,207,139
Kia Motors Corp.	26,415	881,924
Korea Aerospace Industries, Ltd.	4,202	209,338
Korea Electric Power Corp. ADR	45,667	820,636
Korea Zinc Co., Ltd.	2,294	914,272
KT Corp. ADR	37,273	620,223
KT&G Corp.	12,769	1,305,749
LG Chem, Ltd.	746	189,736
LG Chem, Ltd. Preference Shares	524	92,512
LG Electronics, Inc.	14,348	1,005,733
LG Household & Health Care, Ltd.	1,254	1,089,434
Lotte Chemical Corp.	2,536	762,473
NAVER Corp.	2,652	1,942,382
NCSoft Corp.	2,215	734,687
POSCO ADR	27,263	1,706,391
Samsung C&T Corp.	4,188	541,733
Samsung Electronics Co., Ltd. GDR (b)	14,127	14,621,445
Samsung Electronics Co., Ltd. Preference Shares	497	808,822
Samsung Fire & Marine Insurance Co., Ltd.	4,471	1,100,019
Samsung Heavy Industries Co., Ltd. (b)	20,065	218,336
Samsung SDS Co., Ltd.	1,333	214,953
Samsung Securities Co., Ltd.	24,890	898,446
Shinhan Financial Group Co., Ltd.	38,859	1,674,386
SK Holdings Co., Ltd.	4,047	983,320
SK Hynix, Inc.	32,551	1,917,526
SK Innovation Co., Ltd.	5,786	801,539
SK Telecom Co., Ltd. ADR	18,482	474,433

		49,161,849

SPAIN — 2.3%
Abertis Infraestructuras SA	87,891	1,625,959
ACS Actividades de Construccion y Servicios SA	41,863	1,615,037
Aena SA (d)	946	184,340
Amadeus IT Group SA	23,152	1,382,355

Banco Bilbao Vizcaya Argentaria SA	434,190	3,597,740
Banco de Sabadell SA	226,094	458,753
Banco Santander SA	974,661	6,438,674
CaixaBank SA	31,821	151,707
Distribuidora Internacional de Alimentacion SA (a)	75,301	468,157
Ferrovial SA	72,581	1,608,873
Gas Natural SDG SA	31,627	739,119
Iberdrola SA	464,198	3,670,615
Industria de Diseno Textil SA	90,292	3,461,243
Mapfre SA	216,342	754,558
Repsol SA	93,218	1,424,685
Telefonica SA	338,826	3,492,717

		31,074,532

SWEDEN — 2.0%
Assa Abloy AB Class B	118,338	2,596,981
Atlas Copco AB Class B	82,093	2,833,260
Essity AB Class B (b)	5,214	142,489
Hennes & Mauritz AB Class B (a)	81,058	2,017,188
Husqvarna AB Class B	189,368	1,879,188
Nordea Bank AB	204,652	2,601,051
Sandvik AB	102,201	1,605,495
Securitas AB Class B	61,628	1,037,539
Skandinaviska Enskilda Banken AB Class A	110,288	1,332,418
Skanska AB Class B	61,444	1,456,231
SKF AB Class B	50,321	1,018,406
Svenska Handelsbanken AB Class A	135,452	1,936,738
Swedbank AB Class A	67,184	1,635,283
Tele2 AB Class B	84,603	884,693
Telefonaktiebolaget LM Ericsson Class B	258,433	1,846,048
Telia Co. AB	149,079	685,605
Volvo AB Class B	106,057	1,805,643

		27,314,256

SWITZERLAND — 6.3%
ABB, Ltd.	180,082	4,452,923
Adecco Group AG	15,269	1,162,335
Cie Financiere Richemont SA	38,608	3,184,913
Coca-Cola HBC AG (b)	12,193	357,624
Credit Suisse Group AG (b)	145,930	2,112,034
Geberit AG	4,153	1,939,353
Givaudan SA	1,100	2,203,101
Glencore PLC (b)	785,237	2,929,391
Julius Baer Group, Ltd. (b)	11,813	622,321
Kuehne + Nagel International AG	8,850	1,478,620
LafargeHolcim, Ltd. (b)	25,116	1,439,846
Lonza Group AG (b)	4,133	894,660
Nestle SA	221,985	19,343,861
Novartis AG	167,632	13,968,604
Roche Holding AG	48,913	12,472,777
SGS SA	755	1,830,638
Sika AG	142	913,403
Sonova Holding AG (a)	2,239	364,029
STMicroelectronics NV (a)	24,751	354,848
Swatch Group AG	4,319	1,596,990
Swiss Re AG	25,778	2,359,361
UBS Group AG (b)	254,505	4,315,941

See accompanying notes to schedule of investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Wolseley PLC	18,839	$1,153,314
Zurich Insurance Group AG	12,016	3,501,974

		84,952,861

TAIWAN — 2.8%
Advanced Semiconductor Engineering, Inc. ADR	209,336	1,320,910
Advantech Co., Ltd.	28,599	202,600
Asia Pacific Telecom Co., Ltd. (b)	48,000	17,278
Asustek Computer, Inc.	11,000	103,961
AU Optronics Corp. ADR (a)	252,127	1,149,699
Catcher Technology Co., Ltd.	32,000	382,380
Cathay Financial Holding Co., Ltd.	213,000	350,799
Chicony Electronics Co., Ltd.	145,852	369,664
China Airlines, Ltd.	722,000	219,068
China Development Financial Holding Corp.	418,000	121,333
China Life Insurance Co., Ltd.	239,336	238,392
Chunghwa Telecom Co., Ltd. ADR	67,532	2,378,477
Compal Electronics, Inc.	222,000	149,605
CTBC Financial Holding Co., Ltd.	525,558	344,671
Delta Electronics, Inc.	59,785	327,226
E.Sun Financial Holding Co., Ltd.	733,408	450,846
Eclat Textile Co., Ltd.	15,344	187,134
Eva Airways Corp.	485,250	240,073
Feng TAY Enterprise Co., Ltd.	34,036	150,488
Formosa Plastics Corp.	304,000	926,391
Foxconn Technology Co., Ltd.	24,240	73,150
Fubon Financial Holding Co., Ltd. (b)	328,000	522,406
Giant Manufacturing Co., Ltd.	17,000	97,239
Globalwafers Co., Ltd.	6,000	41,913
Highwealth Construction Corp.	148,400	245,870
Hiwin Technologies Corp.	6,303	42,579
Hon Hai Precision Industry Co., Ltd. GDR	825,636	6,357,397
Hotai Motor Co., Ltd.	7,000	87,673
HTC Corp. (b)	51,000	121,716
Innolux Corp.	217,000	113,422
Largan Precision Co., Ltd.	5,000	797,173
MediaTek, Inc.	61,000	522,370
Mega Financial Holding Co., Ltd.	25,948	21,581
Merida Industry Co., Ltd.	28,000	150,033
OBI Pharma, Inc. (b)	8,000	63,379
Pegatron Corp.	48,000	150,375
Phison Electronics Corp.	18,000	222,189
Pou Chen Corp.	129,000	178,531
Powertech Technology, Inc.	146,000	450,671
President Chain Store Corp.	35,000	314,678
Ruentex Development Co., Ltd. (b)	35,158	39,642
Siliconware Precision Industries Co., Ltd. ADR	103,584	825,564
Standard Foods Corp.	219,060	588,337
Taishin Financial Holding Co., Ltd.	763,687	347,701
Taiwan Business Bank	1,769,100	494,324
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	342,670	11,979,743
Teco Electric and Machinery Co., Ltd.	362,000	348,077
Transcend Information, Inc.	129,000	432,544
Uni-President Enterprises Corp.	338,000	677,778

United Microelectronics Corp. ADR (a)	772,952	1,886,003
Zhen Ding Technology Holding, Ltd.	21,000	49,773

		37,874,826

THAILAND — 0.5%
Bangkok Bank PCL	189,276	1,097,656
BEC World PCL (e)	77,500	47,910
Bumrungrad Hospital PCL (e)	74,300	375,109
Central Pattana PCL (e)	225,800	460,308
CP ALL PCL NVDR	340,600	629,162
Delta Electronics Thailand PCL (e)	70,600	180,293
Indorama Ventures PCL (e)	41,200	46,088
IRPC PCL (e)	4,803,600	756,528
Kasikornbank PCL	59,700	350,608
Minor International PCL (e)	203,900	241,595
PTT PCL (e)	108,662	1,183,543
Siam Commercial Bank PCL NVDR	109,600	501,701
Thai Union Group PCL Class F (e)	226,600	140,749
TMB Bank PCL (e)	1,149,800	77,849

		6,089,099

TURKEY — 0.3%
Akbank TAS	474,601	1,320,376
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT (b)	866,070	722,842
Turkiye Garanti Bankasi A/S	363,686	1,010,769
Turkiye Is Bankasi Class C	505,436	1,068,969

		4,122,956

UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Commercial Bank PJSC	65,406	124,831
DP World, Ltd.	8,975	187,757
DXB Entertainments PJSC (b)	358,911	73,874
Emaar Malls PJSC	71,379	48,973
Emaar Properties PJSC	128,829	272,884
Emirates Telecommunications Group Co. PJSC	13,287	62,583
First Abu Dhabi Bank PJSC	26,397	75,462

		846,364

UNITED KINGDOM — 11.1%
3i Group PLC	158,644	1,859,786
Anglo American PLC (b)	98,709	1,312,952
Associated British Foods PLC	1,746	66,587
AstraZeneca PLC	84,518	5,637,439
BAE Systems PLC	235,792	1,940,296
Barclays PLC	1,133,583	2,985,426
Barratt Developments PLC	42,438	310,628
Berkeley Group Holdings PLC	3,734	156,518
BP PLC	1,354,125	7,788,585
British American Tobacco PLC	126,471	8,598,385
British Land Co. PLC REIT	205,271	1,614,485
BT Group PLC	535,499	2,050,240
Burberry Group PLC	50,343	1,086,178
Capita PLC	47,403	425,785
Centrica PLC	604,053	1,570,838
CNH Industrial NV	63,532	718,455
Cobham PLC	154,339	259,820
Compass Group PLC	179,709	3,781,605
Diageo PLC	213,927	6,303,715

See accompanying notes to schedule of investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Fiat Chrysler Automobiles NV (b)	98,906	$1,041,211
G4S PLC	111,503	472,747
GlaxoSmithKline PLC	325,693	6,919,125
Hammerson PLC REIT	183,237	1,367,399
HSBC Holdings PLC	1,385,236	12,805,983
Imperial Brands PLC	86,571	3,877,884
Inmarsat PLC	7,549	75,455
InterContinental Hotels Group PLC	12,763	707,404
Intu Properties PLC REIT (a)	48,783	170,520
ITV PLC	50,600	119,228
J Sainsbury PLC	189,809	620,572
Land Securities Group PLC REIT	101,980	1,341,889
Legal & General Group PLC	86,081	288,818
Lloyds Banking Group PLC	3,841,907	3,301,178
Marks & Spencer Group PLC	159,112	688,859
National Grid PLC	343,705	4,249,362
Next PLC	16,116	807,210
Old Mutual PLC	538,550	1,352,928
Pearson PLC	85,540	768,340
Persimmon PLC	13,873	404,016
Prudential PLC	130,354	2,981,782
Randgold Resources, Ltd.	5,298	468,309
Reckitt Benckiser Group PLC	62,993	6,369,236
RELX NV	115,787	2,377,095
RELX PLC	124,540	2,685,401
Rio Tinto PLC	84,936	3,576,819
Rio Tinto, Ltd.	29,742	1,443,417
Rolls-Royce Holdings PLC (b)	139,471	1,614,187
Royal Bank of Scotland Group PLC (b)	209,228	671,832
RSA Insurance Group PLC	88,470	707,321
Sage Group PLC	171,981	1,536,955
Segro PLC REIT	84,869	539,297
Severn Trent PLC	56,257	1,594,496
Sky PLC	111,116	1,434,680
Smith & Nephew PLC	118,586	2,040,993
Smiths Group PLC	28,412	589,385
SSE PLC	119,249	2,250,674
Standard Chartered PLC (b)	194,158	1,960,109
Standard Life PLC	246,765	1,279,256
Taylor Wimpey PLC	168,151	384,855
Tesco PLC (b)	693,493	1,520,571
Unilever NV	120,095	6,618,601
Unilever PLC	98,000	5,289,192
United Utilities Group PLC	83,358	939,310
Vodafone Group PLC	2,012,174	5,691,358
Whitbread PLC	12,190	628,142
WPP PLC	122,835	2,575,241

		149,616,365

UNITED STATES — 0.5%
Mobileye NV (b)	11,111	697,771
Shire PLC	48,248	2,656,027
Thomson Reuters Corp.	38,373	1,774,016
Valeant Pharmaceuticals International, Inc. (a) (b)	26,868	466,316
Yum China Holdings, Inc. (b)	19,567	771,527

		6,365,657

TOTAL COMMON STOCKS (Cost $1,304,961,275)		1,331,944,818

RIGHTS — 0.0% (g)
SPAIN — 0.0% (g)
ACS Actividades de Construccion y Servicios SA (expiring 7/17/17) (b)	41,863	33,423
Repsol SA (expiring 7/17/17) (b)	93,218	42,528

		75,951

TOTAL RIGHTS (Cost $79,631)		75,951

SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (h) (i)	1,059,585	1,059,585
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	15,259,311	15,259,311

TOTAL SHORT-TERM INVESTMENTS (Cost $16,318,896)		16,318,896

TOTAL INVESTMENTS — 100.4% (Cost $1,321,359,802)		1,348,339,665
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(5,946,280)

NET ASSETS — 100.0%		$1,342,393,385

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $3,688,682 representing 0.3% of net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based securities on Level 3 inputs. As of June 30, 2017, total aggregate fair value of securities is $0, representing 0.0% of the Fund’s net assets.
(g)	Amount is less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2017.
(j)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying notes to schedule of investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$65,963,092	$—	$—		$65,963,092
Austria	3,498,171	—	—		3,498,171
Belgium	12,464,398	—	—		12,464,398
Brazil	20,865,943	—	—		20,865,943
Canada	86,254,226	—	—		86,254,226
Chile	3,992,754	—	—		3,992,754
China	86,109,260	—	0	(a)	86,109,260
Colombia	1,474,635	—	—		1,474,635
Denmark	16,791,497	—	—		16,791,497
Egypt	865,332	—	—		865,332
Finland.	9,773,198	—	—		9,773,198
France	94,203,724	—	—		94,203,724
Germany	88,468,063	—	—		88,468,063
Greece	1,553,541	—	—		1,553,541
Hong Kong	34,813,131	—	0	(a)	34,813,131
Hungary	1,689,280	—	—		1,689,280
India	26,250,677	178,710	—		26,429,387
Indonesia	7,881,731	—	—		7,881,731
Ireland	7,565,243	—	—		7,565,243
Israel	5,760,021	—	—		5,760,021
Italy	18,345,229	—	—		18,345,229
Japan	218,744,976	—	—		218,744,976
Luxembourg	1,409,678	—	—		1,409,678
Macau	269,217	—	—		269,217
Malaysia.	6,231,468	—	—		6,231,468
Mexico.	12,923,607	—	—		12,923,607
Netherlands	41,025,457	—	—		41,025,457
New Zealand.	1,466,068	—	—		1,466,068
Norway	5,980,542	—	—		5,980,542
Peru	1,488,882	—	—		1,488,882
Philippines	4,102,727	—	—		4,102,727
Poland	3,219,625	—	—		3,219,625
Portugal	918,663	—	—		918,663
Qatar	517,741	—	—		517,741
Romania.	88,649	—	—		88,649
Russia	9,107,131	—	—		9,107,131
Singapore	13,212,612	—	—		13,212,612
South Africa	19,057,154	—	—		19,057,154
South Korea	49,161,849	—	—		49,161,849
Spain	31,074,532	—	—		31,074,532
Sweden	27,314,256	—	—		27,314,256
Switzerland.	84,952,861	—	—		84,952,861
Taiwan	37,874,826	—	—		37,874,826
Thailand	2,579,127	3,509,972	—		6,089,099
Turkey	4,122,956	—	—		4,122,956
United Arab Emirates	846,364	—	—		846,364
United Kingdom	149,616,365	—	—		149,616,365
United States	6,365,657	—	—		6,365,657
Rights
Spain	75,951	—	—		75,951
Short-Term Investments	16,318,896	—	—		16,318,896

TOTAL INVESTMENTS	$1,344,650,983	$3,688,682	$0		$1,348,339,665

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2017.

See accompanying notes to schedule of investments

SPDR MSCI ACWI ex-US ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	24,569,868	23,510,283	1,059,585	$1,059,585	$6,936	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	809,652	809,652	24,262,565	25,072,217	—	—	2,991	—
State Street Navigator Securities Lending Government Money Market Portfolio*	23,136,429	23,136,429	184,478,181	192,355,299	15,259,311	15,259,311	199,551	—

TOTAL		$23,946,081				$16,318,896	$209,478	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 2.5%
Alumina, Ltd. (a)	45,030	$66,317
Amcor, Ltd.	3,884	48,293
AMP, Ltd.	13,655	54,360
Australia & New Zealand Banking Group, Ltd.	3,056	67,323
BHP Billiton PLC	891	13,611
BHP Billiton, Ltd.	3,793	67,731
Boral, Ltd.	17,919	95,526
Brambles, Ltd.	9,109	67,984
Coca-Cola Amatil, Ltd.	4,455	31,541
Commonwealth Bank of Australia	1,007	63,964
CSL, Ltd.	1,737	183,906
Fortescue Metals Group, Ltd.	6,775	27,127
Iluka Resources, Ltd.	1,803	12,004
Insurance Australia Group, Ltd.	20,821	108,282
LendLease Group	10,746	137,241
Macquarie Group, Ltd.	1,823	123,752
National Australia Bank, Ltd.	4,070	92,377
Newcrest Mining, Ltd.	2,138	33,061
Origin Energy, Ltd. (b)	6,773	35,639
Orora, Ltd.	1,634	3,585
OZ Minerals, Ltd.	6,551	37,235
QBE Insurance Group, Ltd.	3,186	28,862
Santos, Ltd. (b)	7,943	18,461
Scentre Group REIT	9,507	29,534
Shopping Centres Australasia Property Group	96,445	162,012
Sonic Healthcare, Ltd.	4,885	90,753
South32, Ltd. (c)	3,500	7,229
South32, Ltd. (c)	3,243	6,667
Suncorp Group, Ltd.	6,880	78,210
Sydney Airport	1,022	5,558
Transurban Group Stapled Security	6,722	61,100
Vicinity Centres REIT	35,350	69,686
Wesfarmers, Ltd.	4,161	128,051
Westfield Corp. REIT	7,630	46,996
Westpac Banking Corp.	4,596	107,559
Woodside Petroleum, Ltd.	1,760	40,325
Woolworths, Ltd.	1,546	30,287

		2,282,149

AUSTRIA — 0.1%
OMV AG	1,829	94,781

BELGIUM — 0.3%
Anheuser-Busch InBev SA	1,063	117,252
Solvay SA	618	82,821
UCB SA	1,608	110,462

		310,535

BRAZIL — 0.6%
Ambev SA ADR	13,853	76,053
Banco Bradesco SA Preference Shares ADR	11,181	95,039
Cia Energetica de Minas Gerais ADR	7,753	18,607
Cia Siderurgica Nacional SA ADR (a) (b)	6,803	14,626
Gerdau SA ADR	6,148	18,751
Itau Unibanco Holding SA Preference Shares ADR	8,832	97,594
Petroleo Brasileiro SA ADR (b)	3,500	27,965

Petroleo Brasileiro SA Preference Shares ADR (b)	10,260	76,540
Tim Participacoes SA ADR	2,341	34,647
Vale SA ADR	3,000	26,250
Vale SA Preference Shares ADR	8,175	66,626

		552,698

CANADA — 3.1%
Agrium, Inc. (a)	454	41,086
Bank of Montreal	998	73,173
Bank of Nova Scotia	1,259	75,625
Barrick Gold Corp.	1,948	30,944
Brookfield Asset Management, Inc. Class A	2,901	113,677
Cameco Corp.	2,595	23,598
Canadian Imperial Bank of Commerce	454	36,842
Canadian National Railway Co.	1,966	159,284
Canadian Natural Resources, Ltd.	1,966	56,647
Canadian Pacific Railway, Ltd.	415	66,674
Canadian Tire Corp., Ltd. Class A	480	54,538
Cenovus Energy, Inc.	2,491	18,337
Eldorado Gold Corp.	2,678	7,093
Enbridge, Inc. (c)	2,224	88,467
Enbridge, Inc. (c)	2,853	113,578
Encana Corp.	3,649	32,059
Enerplus Corp.	2,868	23,232
First Majestic Silver Corp. (a) (b)	8,769	72,653
First Quantum Minerals, Ltd.	1,388	11,724
Goldcorp, Inc.	1,909	24,577
IAMGOLD Corp. (b)	2,881	14,841
IGM Financial, Inc. (a)	766	23,723
Imperial Oil, Ltd.	1,427	41,534
Just Energy Group, Inc.	17,452	91,379
Kinross Gold Corp. (b)	4,220	17,124
Loblaw Cos., Ltd.	1,599	88,821
Manulife Financial Corp.	5,118	95,802
National Bank of Canada	2,698	113,284
Obsidian Energy, Ltd. (b)	1,890	2,372
Onex Corp.	1,698	135,728
Potash Corp. of Saskatchewan, Inc.	1,452	23,647
PrairieSky Royalty, Ltd.	24	546
Rogers Communications, Inc. Class B	2,704	127,528
Royal Bank of Canada	2,367	171,615
Shaw Communications, Inc. Class B	1,803	39,275
SNC-Lavalin Group, Inc.	1,129	48,743
Sun Life Financial, Inc.	2,789	99,560
Suncor Energy, Inc.	3,974	115,943
Teck Resources, Ltd. Class B	1,414	24,476
TELUS Corp.	3,819	131,652
TMX Group, Ltd.	20	1,087
Toronto-Dominion Bank	3,782	190,309
TransAlta Corp.	4,426	28,253
TransCanada Corp. (a)	1,741	82,874
Trilogy Energy Corp. (b)	11,820	44,324
Trisura Group, Ltd. (b)	1	18
Wheaton Precious Metals Corp.	1,272	25,230
Yamana Gold, Inc.	3,896	9,390

		2,912,886

CHILE — 0.0% (d)
Enel Americas SA ADR	1,348	12,712

See accompanying notes to schedule of investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Enel Chile SA ADR	748	$4,114
Enel Generacion Chile SA ADR	336	7,607
Sociedad Quimica y Minera de Chile SA ADR	166	5,481

		29,914

CHINA — 3.1%
Agricultural Bank of China, Ltd. Class H	91,000	43,014
Alibaba Group Holding, Ltd. ADR (b)	1,773	249,816
Bank of China, Ltd. Class H	181,000	88,802
Bank of Communications Co., Ltd. Class H	65,000	45,879
Baozun, Inc. ADR (a) (b)	19,347	428,923
China Construction Bank Corp. Class H	142,000	110,050
China Life Insurance Co., Ltd. Class H	25,000	76,379
China Merchants Bank Co., Ltd. Class H	31,674	95,552
China Mobile, Ltd.	12,500	132,663
China Overseas Land & Investment, Ltd.	26,000	76,104
China Petroleum & Chemical Corp. Class H	77,200	60,226
China Pioneer Pharma Holdings, Ltd.	390,000	127,894
China Shenhua Energy Co., Ltd. Class H	12,500	27,830
China Telecom Corp., Ltd. Class H	78,000	37,069
China Unicom Hong Kong, Ltd. (b)	26,000	38,635
CITIC, Ltd.	26,000	39,101
CNOOC, Ltd.	39,000	42,715
COSCO SHIPPING Ports, Ltd.	24,824	29,128
Health and Happiness H&H International Holdings, Ltd. (b)	33,000	83,531
Hengan International Group Co., Ltd.	6,500	47,960
Huaneng Power International, Inc. Class H	52,000	36,103
Industrial & Commercial Bank of China, Ltd. Class H	143,000	96,537
PetroChina Co., Ltd. Class H	52,000	31,840
PICC Property & Casualty Co., Ltd. Class H	27,859	46,536
Ping An Insurance Group Co. of China, Ltd. Class H	13,000	85,679
Shandong Xinhua Pharmaceutical Co., Ltd. Class H	228,000	220,218
Tencent Holdings, Ltd.	13,000	464,949
Yanzhou Coal Mining Co., Ltd. Class H	26,000	23,314

		2,886,447

COLOMBIA — 0.0% (d)
Bancolombia SA ADR	282	12,563

DENMARK — 0.7%
AP Moeller - Maersk A/S Class B	65	130,522
Danske Bank A/S	2,211	84,929
DSV A/S	3,314	203,350
Novo Nordisk A/S Class B	4,924	210,593

		629,394

FINLAND — 0.4%
Fortum Oyj	1,724	26,998
Metso Oyj	1,024	35,458
Nokia Oyj	10,690	65,291
Sampo Oyj Class A	1,207	61,770
UPM-Kymmene Oyj	3,935	112,022
Valmet Oyj	194	3,764
Wartsila Oyj Abp	1,168	68,939

		374,242

FRANCE — 3.2%
Accor SA	2,157	100,978
Airbus SE	884	72,594
Alstom SA (b)	1,595	55,685
AXA SA	4,156	113,526
BNP Paribas SA	2,206	158,662
Bouygues SA	1,265	53,268
Capgemini SE	1,556	160,575
Carrefour SA	2,537	64,093
Credit Agricole SA	4,516	72,548
Danone SA	1,250	93,825
Engie SA	2,120	31,953
Essilor International SA	802	101,900
Fnac Darty SA (b)	1,281	103,573
Hermes International (a)	14	6,908
Kering	272	92,511
LVMH Moet Hennessy Louis Vuitton SE	428	106,564
Orange SA	6,053	95,893
Pernod Ricard SA (a)	581	77,697
Publicis Groupe SA	1,022	76,128
Renault SA (a)	1,465	132,419
Sanofi	1,935	184,855
Schneider Electric SE	1,401	107,491
Societe Generale SA	1,764	94,782
Sodexo SA	1,233	159,193
TOTAL SA	3,396	167,656
Unibail-Rodamco SE REIT	467	117,526
Vallourec SA (a) (b)	1,372	8,323
Veolia Environnement SA	3,719	78,472
Vinci SA	1,790	152,568
Vivendi SA	4,561	101,388

		2,943,554

GERMANY — 3.1%
adidas AG	1,063	203,381
Allianz SE	998	196,238
BASF SE	1,608	148,719
Bayer AG	1,896	244,793
Commerzbank AG (b)	1,790	21,294
CompuGroup Medical SE	3,273	183,403
Daimler AG	2,224	160,743
Deutsche Bank AG	4,233	74,954
Deutsche Boerse AG	766	80,744
Deutsche Lufthansa AG	4,598	104,492
Deutsche Post AG	3,819	142,956
Deutsche Telekom AG	6,303	113,009
E.ON SE	3,948	37,140
Fresenius Medical Care AG & Co. KGaA	428	41,088
Linde AG	272	51,436
MAN SE	363	38,864
Merck KGaA	1,349	162,707
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	581	116,993
OSRAM Licht AG	15	1,193
RWE AG (b)	1,323	26,324
Salzgitter AG	1,401	57,069
SAP SE	1,966	205,060
Siemens AG	1,564	214,683
ThyssenKrupp AG	2,465	69,935
Uniper SE	359	6,729

See accompanying notes to schedule of investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Volkswagen AG	467	$72,305
Volkswagen AG Preference Shares	428	65,096

		2,841,348

HONG KONG — 1.4%
AIA Group, Ltd.	18,200	133,007
Bank of East Asia, Ltd.	17,678	75,975
Cheung Kong Property Holdings, Ltd.	20,420	159,955
CK Hutchison Holdings, Ltd.	12,420	155,917
Global Brands Group Holding, Ltd. (b)	8,000	840
Hang Lung Properties, Ltd.	13,000	32,473
Henderson Land Development Co., Ltd.	16,406	91,525
Hong Kong Exchanges & Clearing, Ltd.	4,049	104,668
Li & Fung, Ltd.	26,000	9,459
Link REIT	13,058	99,360
New World Development Co., Ltd.	42,762	54,285
Sands China, Ltd.	10,400	47,627
Shangri-La Asia, Ltd.	26,000	44,097
Sun Hung Kai Properties, Ltd.	13,253	194,726
Swire Pacific, Ltd. Class A	6,500	63,489

		1,267,403

HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	298	23,339
Richter Gedeon Nyrt	2,426	63,262

		86,601

INDIA — 0.7%
Dr Reddy’s Laboratories, Ltd. ADR	2,769	116,686
ICICI Bank, Ltd. ADR	9,501	85,221
Infosys, Ltd. ADR	12,083	181,487
Larsen & Toubro, Ltd. GDR	720	18,576
Mahindra & Mahindra, Ltd. GDR	1,868	39,975
Reliance Industries, Ltd. GDR (b) (e)	2,146	90,990
State Bank of India GDR	400	17,000
Tata Motors, Ltd. ADR	2,580	85,166
Vedanta, Ltd. ADR	1,000	15,520
Wipro, Ltd. ADR	2,400	12,480

		663,101

INDONESIA — 0.5%
Astra International Tbk PT	65,900	44,131
Bank Central Asia Tbk PT	59,400	80,894
Bank Mandiri Persero Tbk PT	59,400	56,826
Bank Rakyat Indonesia Persero Tbk PT	69,600	79,640
Gudang Garam Tbk PT	6,500	38,188
Telekomunikasi Indonesia Persero Tbk PT	436,200	147,936

		447,615

IRELAND — 0.3%
CRH PLC	2,122	74,967
Experian PLC	5,004	102,374
Prothena Corp. PLC (b)	1,965	106,346

		283,687

ISRAEL — 0.3%
Bank Hapoalim BM	9,015	60,811
Bank Leumi Le-Israel BM	41,056	199,651
Teva Pharmaceutical Industries, Ltd. ADR	1,543	51,258

		311,720

ITALY — 0.7%
Assicurazioni Generali SpA	3,740	61,468
Atlantia SpA	1,000	28,103
Banca Monte dei Paschi di Siena SpA (b) (f)	90	774
Enel SpA	16,475	88,203
Eni SpA	5,672	85,135
Ferrari NV	300	25,714
Intesa Sanpaolo SpA	29,722	94,105
Italgas SpA	1,865	9,406
Luxottica Group SpA	400	23,107
Mediaset SpA	14,617	57,383
Saipem SpA (a) (b)	1,705	6,289
Snam SpA	9,329	40,603
Telecom Italia SpA/Milano (b)	69,447	64,000
UniCredit SpA (b)	3,937	73,417

		657,707

JAPAN — 8.1%
Aisin Seiki Co., Ltd.	1,300	66,527
Asahi Group Holdings, Ltd.	1,300	48,918
Asahi Kasei Corp.	13,000	139,707
Astellas Pharma, Inc.	6,500	79,514
Bridgestone Corp.	1,300	55,999
Canon, Inc.	1,300	44,151
Credit Saison Co., Ltd.	2,600	50,769
Daiichi Sankyo Co., Ltd.	3,900	91,877
Daikin Industries, Ltd.	1,300	132,707
Daiwa Securities Group, Inc.	13,000	77,033
Denso Corp.	2,600	109,729
Eisai Co., Ltd.	1,300	71,792
FUJIFILM Holdings Corp.	2,600	93,485
Fujitsu, Ltd.	12,000	88,409
Hitachi, Ltd.	13,000	79,763
Hokuhoku Financial Group, Inc.	2,600	41,444
Honda Motor Co., Ltd.	2,600	70,901
Hoya Corp.	2,600	134,975
ITOCHU Corp.	3,900	57,931
Japan Tobacco, Inc.	2,600	91,333
JFE Holdings, Inc.	2,600	45,134
JSR Corp.	2,600	44,822
JXTG Holdings, Inc.	6,500	28,387
Kajima Corp.	13,000	109,683
Kamigumi Co., Ltd.	13,000	136,294
Kansai Electric Power Co., Inc.	2,600	35,797
KDDI Corp.	7,800	206,524
Kobe Steel, Ltd. (b)	3,900	40,055
Komatsu, Ltd.	2,600	66,053
Konica Minolta, Inc.	6,500	53,916
Kyocera Corp.	2,600	150,548
Makita Corp.	2,600	96,146
Marubeni Corp.	13,000	83,975
Marui Group Co., Ltd.	4,700	69,270
Mebuki Financial Group, Inc.	13,900	51,711
Mitsubishi Chemical Holdings Corp.	6,500	53,806
Mitsubishi Corp.	2,600	54,518
Mitsubishi Electric Corp.	13,000	186,913
Mitsubishi Heavy Industries, Ltd.	13,000	53,199
Mitsubishi UFJ Financial Group, Inc.	23,300	156,522
Mitsui & Co., Ltd.	2,600	37,151
Mizuho Financial Group, Inc.	48,000	87,746

See accompanying notes to schedule of investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

MS&AD Insurance Group Holdings, Inc.	2,600	$87,330
Murata Manufacturing Co., Ltd.	1,300	197,499
NEC Corp.	2,000	5,304
Nintendo Co., Ltd.	400	134,140
Nippon Steel & Sumitomo Metal Corp.	3,800	85,835
Nippon Yusen KK (b)	26,000	48,362
Nissan Motor Co., Ltd.	5,200	51,741
Nitto Denko Corp.	1,300	106,906
Nomura Holdings, Inc.	12,900	77,313
NTT Data Corp.	6,500	72,312
NTT DOCOMO, Inc.	2,100	49,566
Obayashi Corp.	13,000	152,839
ORIX Corp.	5,200	80,527
Osaka Gas Co., Ltd.	13,000	53,164
Panasonic Corp.	7,800	105,796
Resona Holdings, Inc.	7,800	42,936
Rohm Co., Ltd.	1,300	99,849
Secom Co., Ltd.	1,300	98,634
Seven & i Holdings Co., Ltd.	1,300	53,546
Shin-Etsu Chemical Co., Ltd.	1,300	117,840
SoftBank Group Corp.	2,600	210,504
Sompo Holdings, Inc.	2,600	100,404
Sony Corp.	3,900	148,766
Sumitomo Chemical Co., Ltd.	13,000	74,742
Sumitomo Corp.	2,600	33,831
Sumitomo Electric Industries, Ltd.	3,900	60,048
Sumitomo Mitsui Financial Group, Inc.	2,600	101,330
Sumitomo Mitsui Trust Holdings, Inc.	1,300	46,500
T&D Holdings, Inc.	5,200	79,115
Takeda Pharmaceutical Co., Ltd.	1,300	66,053
TDK Corp.	1,300	85,502
Teijin, Ltd.	2,600	50,005
Terumo Corp.	2,600	102,394
Tokio Marine Holdings, Inc.	2,600	107,624
Tokyo Electron, Ltd.	1,300	175,400
Tokyu Corp.	13,000	99,154
Toppan Printing Co., Ltd.	13,000	142,542
Toshiba Corp. (a) (b)	13,000	31,447
Toyota Motor Corp.	5,200	272,727
Toyota Tsusho Corp.	3,900	116,799
West Japan Railway Co.	1,300	91,819
Yamada Denki Co., Ltd.	5,200	25,824
Yamaha Corp.	4,200	145,034

		7,564,137

LUXEMBOURG — 0.0% (d)
ArcelorMittal (b)	1,486	33,660

MEXICO — 0.4%
America Movil SAB de CV Series L	100,841	81,342
Cemex SAB de CV Series CPO (b)	51,671	48,674
Fomento Economico Mexicano SAB de CV	10,365	102,369
Grupo Financiero Banorte SAB de CV Series O	9,977	63,606
Grupo Mexico SAB de CV Series B	16,594	46,821
Grupo Televisa SAB Series CPO	8,816	43,082
Industrias Penoles SAB de CV	672	15,205

		401,099

NETHERLANDS — 1.5%
Akzo Nobel NV	1,047	90,863

ASML Holding NV	949	123,500
Heineken NV	701	68,064
ING Groep NV	9,104	156,792
Koninklijke Ahold Delhaize NV	3,878	74,042
Koninklijke DSM NV	1,238	89,860
Koninklijke KPN NV	11,986	38,291
Koninklijke Philips NV	3,772	133,775
Royal Dutch Shell PLC Class A	1,984	52,444
Royal Dutch Shell PLC Class B	12,876	344,959
Wolters Kluwer NV	3,935	166,350

		1,338,940

NORWAY — 0.3%
DNB ASA	4,885	82,810
Norsk Hydro ASA	15,016	82,962
Telenor ASA	4,000	66,136
Yara International ASA	832	31,148

		263,056

PERU — 0.0% (d)
Cia de Minas Buenaventura SAA ADR	347	3,991

PHILIPPINES — 0.0% (d)
PLDT, Inc. ADR	972	34,321

RUSSIA — 0.3%
Gazprom PJSC ADR (c)	9,507	37,629
Gazprom PJSC ADR (c)	871	3,471
LUKOIL PJSC ADR	1,285	62,695
MMC Norilsk Nickel PJSC ADR	1,569	21,543
Mobile TeleSystems PJSC ADR	2,452	20,548
RusHydro PJSC ADR (c)	1,747	2,230
Sberbank of Russia PJSC ADR (c)	5,015	51,905
Sberbank of Russia PJSC ADR (c)	463	4,811
Surgutneftegas OJSC ADR	11,323	55,709
Tatneft PJSC ADR (c)	1,189	44,825
Tatneft PJSC ADR (c)	104	3,924

		309,290

SINGAPORE — 0.6%
Broadcom, Ltd.	1,007	234,682
CapitaLand, Ltd.	39,000	99,139
Singapore Exchange, Ltd.	26,000	138,606
Singapore Press Holdings, Ltd. (a)	26,000	60,994
Singapore Telecommunications, Ltd.	13,000	36,729

		570,150

SOUTH AFRICA — 0.7%
AngloGold Ashanti, Ltd.	1,142	11,156
Discovery, Ltd.	17,070	166,655
FirstRand, Ltd.	14,381	51,751
Gold Fields, Ltd.	2,769	9,495
Harmony Gold Mining Co., Ltd.	2,625	4,343
Impala Platinum Holdings, Ltd. (a) (b)	1,777	4,998
Lonmin PLC (b)	13	11
MTN Group, Ltd.	5,311	46,250
Naspers, Ltd. Class N	845	164,131
Sanlam, Ltd.	13,315	65,851
Sasol, Ltd.	1,024	28,643
Sibanye Gold, Ltd.	2,665	3,061
Standard Bank Group, Ltd.	3,441	37,828

		594,173

See accompanying notes to schedule of investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

SOUTH KOREA — 1.8%
Able C&C Co., Ltd.	4,152	$93,626
DIO Corp. (b)	1,932	55,723
E-MART, Inc.	27	5,534
Hana Financial Group, Inc.	410	16,215
Hyundai Construction Equipment Co., Ltd. (b)	2	601
Hyundai Electric & Energy System Co., Ltd. (b)	2	545
Hyundai Heavy Industries Co., Ltd. (b)	30	4,628
Hyundai Mobis Co., Ltd.	167	36,490
Hyundai Motor Co.	373	51,998
Hyundai Robotics Co., Ltd. (b)	6	2,027
Hyundai Steel Co.	163	8,861
JW Holdings Corp.	4,827	40,754
JW Pharmaceutical Corp.	1,028	42,319
KB Financial Group, Inc.	903	45,539
Kia Motors Corp.	300	10,016
Korea Electric Power Corp. ADR	1,073	19,282
KT&G Corp.	336	34,359
LG Chem, Ltd. Preference Shares	507	89,511
LG Electronics, Inc.	129	9,042
LG Household & Health Care, Ltd.	53	46,045
Lotte Chemical Corp.	17	5,111
NAVER Corp.	95	69,580
NHN Entertainment Corp. (b)	33	2,316
POSCO ADR	1,470	92,007
Samsung C&T Corp.	158	20,438
Samsung Electronics Co., Ltd. GDR (b)	496	513,360
Samsung Engineering Co., Ltd. (b)	355	3,692
Samsung Fire & Marine Insurance Co., Ltd.	89	21,897
Samsung Heavy Industries Co., Ltd. (b)	692	7,530
Samsung Securities Co., Ltd.	351	12,670
SeAH Steel Corp.	2,134	181,292
Shinhan Financial Group Co., Ltd.	903	38,909
SK Holdings Co., Ltd.	86	20,896
SK Hynix, Inc.	1,395	82,177
SK Innovation Co., Ltd.	68	9,420

		1,694,410

SPAIN — 1.0%
Acciona SA	1,715	150,733
Acerinox SA	3,934	53,776
ACS Actividades de Construccion y Servicios SA	2,969	114,541
Amadeus IT Group SA	1,307	78,038
Banco Bilbao Vizcaya Argentaria SA	11,712	97,047
Banco Santander SA	23,916	157,991
Iberdrola SA	10,139	80,173
Industria de Diseno Textil SA	2,607	99,936
Repsol SA	1,886	28,824
Telefonica SA	9,438	97,290

		958,349

SWEDEN — 1.1%
Assa Abloy AB Class B	4,439	97,416
Atlas Copco AB Class B	4,130	142,538
Nordea Bank AB	7,167	91,090
Sandvik AB	3,845	60,402
Securitas AB Class B	5,975	100,592

Skandinaviska Enskilda Banken AB Class A	9,041	109,227
Skanska AB Class B	3,922	92,952
SKF AB Class B	2,789	56,444
Svenska Handelsbanken AB Class A	3,667	52,432
Tele2 AB Class B	2,743	28,683
Telefonaktiebolaget LM Ericsson Class B	7,318	52,274
Telia Co. AB	6,303	28,987
Volvo AB Class A	6,032	102,911

		1,015,948

SWITZERLAND — 3.0%
ABB, Ltd.	5,449	134,738
Adecco Group AG	1,050	79,930
Cie Financiere Richemont SA	1,478	121,926
Credit Suisse Group AG (b)	4,605	66,648
Geberit AG	428	199,866
Givaudan SA	52	104,147
Glencore PLC (b)	7,159	26,707
Kuehne + Nagel International AG	505	84,373
LafargeHolcim, Ltd. (b)	1,008	57,786
Nestle SA	5,223	455,134
Novartis AG	3,557	296,401
Roche Holding AG	1,323	337,364
Santhera Pharmaceutical Holding AG (b)	657	45,691
SGS SA	52	126,084
Swatch Group AG	156	57,682
Swiss Re AG	1,272	116,421
TE Connectivity, Ltd.	2,691	211,728
UBS Group AG (b)	7,400	125,491
Wolseley PLC	1,142	69,913
Zurich Insurance Group AG	259	75,484

		2,793,514

TAIWAN — 1.5%
Advanced Semiconductor Engineering, Inc. ADR	15,555	98,152
AU Optronics Corp. ADR	26,451	120,617
Chunghwa Telecom Co., Ltd. ADR	3,544	124,820
Hon Hai Precision Industry Co., Ltd. GDR	27,936	215,107
Siliconware Precision Industries Co., Ltd. ADR	18,357	146,305
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,773	516,464
United Microelectronics Corp. ADR (a)	60,940	148,694

		1,370,159

THAILAND — 0.1%
Bangkok Bank PCL	14,300	82,929
PTT PCL (f)	2,600	28,319

		111,248

TURKEY — 0.2%
Akbank TAS	9,846	27,392
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT (b)	53,920	45,003
Turkiye Garanti Bankasi A/S	11,390	31,655
Turkiye Is Bankasi Class C	26,140	55,285

		159,335

See accompanying notes to schedule of investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

UNITED KINGDOM — 6.0%
3i Group PLC	23,882	$279,969
Anglo American PLC (b)	3,003	39,944
AstraZeneca PLC	2,380	158,748
BAE Systems PLC	12,006	98,796
Barclays PLC	32,525	85,658
BP PLC	27,176	156,309
British American Tobacco PLC	1,685	114,558
British Land Co. PLC REIT	8,609	67,711
BT Group PLC	28,013	107,252
Burberry Group PLC	2,133	46,021
Capita PLC	7,237	65,004
CNH Industrial NV	1,856	20,989
Cobham PLC	74,894	126,079
Compass Group PLC	5,844	122,980
CYBG PLC (b)	1,013	3,660
Diageo PLC	3,662	107,907
Fiat Chrysler Automobiles NV (b)	2,300	24,213
G4S PLC	8,394	35,589
GlaxoSmithKline PLC	8,420	178,877
Hammerson PLC REIT	13,850	103,355
HSBC Holdings PLC	33,885	313,254
Imperial Brands PLC	1,349	60,427
Indivior PLC	1,026	4,167
InterContinental Hotels Group PLC	2,706	149,983
J Sainsbury PLC	9,924	32,446
Land Securities Group PLC REIT	5,937	78,121
Liberty Global PLC Class A (b)	1,349	43,330
Liberty Global PLC Series C (b)	2,406	75,019
Liberty Global PLC LiLAC Class C (b)	335	7,172
Lloyds Banking Group PLC	116,658	100,239
Marks & Spencer Group PLC	13,703	59,326
National Grid PLC	2,509	31,020
Next PLC	972	48,685
Old Mutual PLC	20,202	50,751
Pearson PLC	1,608	14,443
Pentair PLC	155	10,314
Prudential PLC	6,538	149,553
Randgold Resources, Ltd.	398	35,181
Reckitt Benckiser Group PLC	1,076	108,795
RELX NV	7,080	145,352
RELX PLC	4,194	90,433
Rio Tinto PLC	2,892	121,788
Rio Tinto, Ltd.	1,363	66,148
Rolls-Royce Holdings PLC (b)	4,259	49,292
RSA Insurance Group PLC	9,507	76,009
Sage Group PLC	22,903	204,679
Severn Trent PLC	3,366	95,403
Sky PLC	2,704	34,913
Smith & Nephew PLC	6,105	105,074
Smiths Group PLC	4,701	97,519
SSE PLC	2,410	45,486
Standard Chartered PLC (b)	6,581	66,438
Standard Life PLC	22,636	117,347
TechnipFMC PLC (b) (c)	1,394	37,753
TechnipFMC PLC (b) (c)	2,690	73,168
Tesco PLC (b)	15,918	34,902
Tullow Oil PLC (b)	3,614	7,074
Unilever NV (a)	2,701	148,856

Unilever PLC	2,061	111,235
United Utilities Group PLC	5,988	67,475
Vodafone Group PLC	49,114	138,917
Whitbread PLC	4,400	226,729
WPP PLC	4,635	97,173

		5,575,008

UNITED STATES — 51.8%
3M Co.	1,349	280,848
Abbott Laboratories	5,032	244,605
AbbVie, Inc.	1,323	95,931
Accenture PLC Class A	1,349	166,844
Adient PLC	13	850
Adobe Systems, Inc. (b)	3,384	478,633
AdvanSix, Inc. (b)	95	2,968
Aetna, Inc.	2,035	308,974
Aflac, Inc.	2,691	209,037
Agilent Technologies, Inc.	2,691	159,603
AGNC Investment Corp. REIT	1,349	28,720
Alexion Pharmaceuticals, Inc. (b)	1,023	124,468
Allegion PLC	440	35,693
Allergan PLC	502	122,031
Allstate Corp.	2,691	237,992
Alphabet, Inc. Class A (b)	659	612,659
Alphabet, Inc. Class C (b)	659	598,853
Altria Group, Inc.	2,691	200,399
Amazon.com, Inc. (b)	869	841,192
American Electric Power Co., Inc.	2,691	186,944
American Express Co.	2,691	226,690
American Tower Corp. REIT	1,349	178,500
Amgen, Inc.	2,302	396,473
Anadarko Petroleum Corp.	1,349	61,164
Annaly Capital Management, Inc. REIT	2,691	32,427
Anthem, Inc.	1,349	253,787
Apache Corp.	1,349	64,658
Apple, Inc.	9,445	1,360,269
Applied Materials, Inc.	9,419	389,099
Archer-Daniels-Midland Co.	4,039	167,134
AT&T, Inc.	11,973	451,741
Automatic Data Processing, Inc.	1,349	138,219
Baker Hughes, Inc.	2,042	111,309
Bank of America Corp.	22,910	555,797
Bank of New York Mellon Corp.	4,039	206,070
Baxter International, Inc.	2,633	159,402
Becton Dickinson and Co.	1,349	263,203
Bed Bath & Beyond, Inc.	1,349	41,010
Berkshire Hathaway, Inc. Class B (b)	1,349	228,480
Biogen, Inc. (b)	827	224,415
Bioverativ, Inc. (b)	413	24,850
Boeing Co.	1,349	266,765
Bristol-Myers Squibb Co.	4,039	225,053
C.H. Robinson Worldwide, Inc.	1,349	92,649
California Resources Corp. (a) (b)	81	693
Capital One Financial Corp.	1,349	111,454
Carnival Corp.	1,349	88,454
Caterpillar, Inc.	1,349	144,964
CBS Corp. Class B	2,678	170,803
CDK Global, Inc.	443	27,493
Celgene Corp. (b)	2,698	350,389
CenturyLink, Inc. (a)	2,691	64,261

See accompanying notes to schedule of investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Charles Schwab Corp.	6,736	$289,379
Charter Communications, Inc. Class A (b)	573	193,015
Chemours Co.	457	17,329
Chesapeake Energy Corp. (a) (b)	4,039	20,074
Chevron Corp.	3,384	353,053
Chubb, Ltd.	2,163	314,457
Church & Dwight Co., Inc.	4,070	211,152
Cisco Systems, Inc.	13,458	421,235
Citigroup, Inc.	6,736	450,504
Citrix Systems, Inc. (b)	1,349	107,353
Clorox Co.	1,349	179,741
Coach, Inc.	1,349	63,862
Coca-Cola Co.	5,395	241,966
Cognizant Technology Solutions Corp. Class A	2,698	179,147
Colgate-Palmolive Co.	2,691	199,484
Comcast Corp. Class A	6,949	270,455
CommerceHub, Inc. Series A (b)	46	801
CommerceHub, Inc. Series C (b)	114	1,988
Conagra Brands, Inc.	2,691	96,230
ConocoPhillips	2,691	118,296
Corning, Inc.	5,395	162,120
Costco Wholesale Corp.	1,349	215,746
Coty, Inc. Class A	714	13,395
CSX Corp.	5,395	294,351
Cummins, Inc.	1,349	218,835
CVS Health Corp.	2,691	216,518
Danaher Corp.	2,691	227,093
Deere & Co.	1,349	166,723
Dell Technologies, Inc. Class V (b)	602	36,788
Devon Energy Corp.	1,349	43,128
Discover Financial Services	2,691	167,353
Dollar Tree, Inc. (b)	1,816	126,975
Dow Chemical Co.	4,039	254,740
Duke Energy Corp.	1,465	122,459
DXC Technology Co.	499	38,283
E.I. du Pont de Nemours & Co.	2,691	217,191
Eaton Corp. PLC	2,691	209,441
eBay, Inc. (b)	4,039	141,042
Ecolab, Inc.	1,349	179,080
Edison International	2,691	210,409
Eli Lilly & Co.	2,691	221,469
Emerson Electric Co.	2,691	160,437
EOG Resources, Inc.	2,698	244,223
Equity Residential REIT	1,349	88,805
Estee Lauder Cos., Inc. Class A	1,349	129,477
Exelon Corp.	2,691	97,064
Express Scripts Holding Co. (b)	1,882	120,147
Exxon Mobil Corp.	7,211	582,144
Facebook, Inc. Class A (b)	3,576	539,904
Fastenal Co.	1,349	58,722
FedEx Corp.	1,349	293,178
FirstEnergy Corp.	2,691	78,470
Ford Motor Co.	10,769	120,505
Fortive Corp.	1,345	85,206
Franklin Resources, Inc.	4,039	180,907
Freeport-McMoRan, Inc. (b)	2,691	32,319
General Dynamics Corp.	1,349	267,237
General Electric Co.	18,771	507,005

General Mills, Inc.	1,349	74,735
General Motors Co.	2,691	93,997
Gilead Sciences, Inc.	3,570	252,685
Goldman Sachs Group, Inc.	1,349	299,343
Halliburton Co.	2,691	114,933
Halyard Health, Inc. (b)	168	6,599
HCP, Inc. REIT	4,039	129,086
Hershey Co.	1,349	144,842
Hess Corp.	1,349	59,181
Hewlett Packard Enterprise Co.	5,395	89,503
Home Depot, Inc.	2,691	412,799
Honeywell International, Inc.	2,691	358,683
HP, Inc.	5,395	94,305
Illinois Tool Works, Inc.	2,035	291,514
Ingersoll-Rand PLC	2,691	245,930
Intel Corp.	10,769	363,346
International Business Machines Corp.	2,172	334,119
Intuit, Inc.	1,349	179,161
Iron Mountain, Inc.	31	1,044
Iron Mountain, Inc. REIT	99	3,402
J.M. Smucker Co.	1,349	159,627
Johnson & Johnson	4,039	534,319
Johnson Controls International PLC	3,566	154,622
JPMorgan Chase & Co.	8,083	738,786
Juniper Networks, Inc.	2,691	75,025
Kellogg Co.	1,349	93,702
Keysight Technologies, Inc. (b)	1,347	52,439
Kimberly-Clark Corp.	1,349	174,169
Kinder Morgan, Inc.	3,887	74,475
Kohl’s Corp.	1,349	52,166
Kraft Heinz Co.	220	18,841
L Brands, Inc.	2,035	109,666
Lamb Weston Holdings, Inc.	895	39,416
Las Vegas Sands Corp.	1,349	86,188
Leidos Holdings, Inc.	339	17,523
Liberty Expedia Holdings, Inc. Class A (b)	228	12,317
Liberty Interactive Corp. QVC Group Class A (b)	2,691	66,037
Liberty TripAdvisor Holdings, Inc. Class A (b)	182	2,111
Liberty Ventures Series A (b)	340	17,779
Lockheed Martin Corp.	1,086	301,484
LogMeIn, Inc.	231	24,139
Lowe’s Cos., Inc.	4,039	313,144
LyondellBasell Industries NV Class A	1,349	113,842
Macy’s, Inc.	2,691	62,539
Mallinckrodt PLC (b)	168	7,528
Marathon Oil Corp.	4,039	47,862
Marathon Petroleum Corp.	2,699	141,239
Marsh & McLennan Cos., Inc.	2,691	209,790
Mastercard, Inc. Class A	800	97,160
Mattel, Inc.	5,395	116,154
McCormick & Co., Inc.	2,894	282,194
McDonald’s Corp.	1,349	206,613
McKesson Corp.	1,023	168,324
Medtronic PLC	5,583	495,491
Merck & Co., Inc.	5,395	345,766
MetLife, Inc.	4,039	221,903
Microsoft Corp.	14,812	1,020,991

See accompanying notes to schedule of investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Mondelez International, Inc. Class A	1,349	$58,263
Monsanto Co.	1,349	159,668
Morgan Stanley	4,039	179,978
Mosaic Co.	1,349	30,798
National Oilwell Varco, Inc.	1,349	44,436
NetApp, Inc.	1,349	54,027
Newmont Mining Corp.	1,349	43,694
News Corp. Class A	819	11,220
NextEra Energy, Inc.	1,349	189,035
NIKE, Inc. Class B	4,507	265,913
Noble Corp. PLC	2,691	9,741
Noble Energy, Inc.	2,691	76,155
Norfolk Southern Corp.	1,349	164,173
Northrop Grumman Corp.	1,228	315,240
NOW, Inc. (b)	336	5,403
O’Reilly Automotive, Inc. (b)	777	169,961
Occidental Petroleum Corp.	2,691	161,110
Oracle Corp.	9,419	472,269
Outfront Media, Inc. REIT	3	69
Parker-Hannifin Corp.	1,349	215,597
PayPal Holdings, Inc. (b)	4,039	216,773
PepsiCo, Inc.	2,691	310,784
Perrigo Co. PLC	23	1,737
Pfizer, Inc.	13,300	446,747
PG&E Corp.	1,349	89,533
Philip Morris International, Inc.	2,691	316,058
Phillips 66	659	54,493
Pioneer Natural Resources Co.	1,349	215,273
PNC Financial Services Group, Inc.	1,349	168,450
PPL Corp.	4,039	156,148
Praxair, Inc.	1,349	178,810
Priceline Group, Inc. (b)	100	187,052
Procter & Gamble Co.	2,508	218,572
Prologis, Inc. REIT	4,039	236,847
Prudential Financial, Inc.	2,691	291,005
Public Service Enterprise Group, Inc.	2,691	115,740
Public Storage REIT	1,130	235,639
QUALCOMM, Inc.	4,039	223,034
Quality Care Properties, Inc. REIT (b)	806	14,758
Range Resources Corp.	1,349	31,256
Raytheon Co.	1,349	217,836
Retail Opportunity Investments Corp. REIT	11,077	212,568
Ross Stores, Inc.	2,699	155,813
salesforce.com, Inc. (b)	2,782	240,921
Schlumberger, Ltd.	3,961	260,792
Seagate Technology PLC	1,349	52,274
Shire PLC	777	42,773
Shire PLC ADR	100	16,527
Simon Property Group, Inc. REIT	1,349	218,214
Southern Co.	1,349	64,590
Southwestern Energy Co. (b)	1,349	8,202
Starbucks Corp.	5,379	313,649
State Street Corp. (g)	1,349	121,046
Synchrony Financial	1,504	44,849
Sysco Corp.	2,691	135,438
Target Corp.	1,349	70,539
Texas Instruments, Inc.	4,039	310,720
Thermo Fisher Scientific, Inc.	2,254	393,255
Time Warner, Inc.	2,172	218,090

Time, Inc.	336	4,822
TJX Cos., Inc.	2,691	194,209
Transocean, Ltd. (b)	959	7,876
Travelers Cos., Inc.	1,349	170,689
Twenty-First Century Fox, Inc. Class A	6,736	190,898
Tyson Foods, Inc. Class A	4,303	269,497
Union Pacific Corp.	2,698	293,839
United Financial Bancorp, Inc.	11,282	188,297
United Parcel Service, Inc. Class B	1,349	149,186
United Technologies Corp.	1,349	164,726
UnitedHealth Group, Inc.	2,691	498,965
US Bancorp	4,039	209,705
Valero Energy Corp.	2,691	181,535
Vector Group, Ltd.	8,460	180,367
Verizon Communications, Inc.	4,561	203,694
Viacom, Inc. Class B	1,349	45,286
Visa, Inc. Class A	5,405	506,881
Wal-Mart Stores, Inc.	2,691	203,655
Walgreens Boots Alliance, Inc.	2,691	210,732
Walt Disney Co.	4,039	429,144
Washington Prime Group, Inc. REIT	671	5,616
Waste Management, Inc.	2,691	197,385
Weatherford International PLC (b)	6,736	26,068
Wells Fargo & Co.	10,769	596,710
Western Digital Corp.	1,671	148,051
Whole Foods Market, Inc.	2,691	113,318
Williams Cos., Inc.	4,039	122,301
Yum China Holdings, Inc. (b)	1,349	53,191
Yum! Brands, Inc.	1,349	99,502
Zoetis, Inc.	155	9,669

		48,127,276

TOTAL COMMON STOCKS (Cost $85,227,379)		92,506,409

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
ACS Actividades de Construccion y Servicios SA (expiring 7/17/17) (b)	2,969	2,370
Repsol SA (expiring 7/17/17) (b)	1,886	861

		3,231

TOTAL RIGHTS (Cost $3,396)		3,231

SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (h) (i)	63,439	63,439
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	722,162	722,162

TOTAL SHORT-TERM INVESTMENTS (Cost $785,601)		785,601

TOTAL INVESTMENTS — 100.4% (Cost $86,016,376)		93,295,241
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(346,532)

NET ASSETS — 100.0%		$92,948,709

See accompanying notes to schedule of investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 0.1% of net assets as of June 30, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $29,093 representing less than 0.05% of net assets.
(g)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2017.
(j)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$2,282,149	$—	$—	$2,282,149
Austria	94,781	—	—	94,781
Belgium	310,535	—	—	310,535
Brazil	552,698	—	—	552,698
Canada	2,912,886	—	—	2,912,886
Chile	29,914	—	—	29,914
China	2,886,447	—	—	2,886,447
Colombia	12,563	—	—	12,563
Denmark	629,394	—	—	629,394
Finland	374,242	—	—	374,242
France	2,943,554	—	—	2,943,554
Germany	2,841,348	—	—	2,841,348
Hong Kong	1,267,403	—	—	1,267,403
Hungary	86,601	—	—	86,601
India	663,101	—	—	663,101
Indonesia	447,615	—	—	447,615
Ireland	283,687	—	—	283,687
Israel	311,720	—	—	311,720
Italy	656,933	774	—	657,707
Japan	7,564,137	—	—	7,564,137
Luxembourg	33,660	—	—	33,660
Mexico	401,099	—	—	401,099
Netherlands	1,338,940	—	—	1,338,940
Norway	263,056	—	—	263,056
Peru	3,991	—	—	3,991
Philippines	34,321	—	—	34,321
Russia	309,290	—	—	309,290
Singapore	570,150	—	—	570,150
South Africa	594,173	—	—	594,173
South Korea	1,694,410	—	—	1,694,410
Spain	958,349	—	—	958,349
Sweden	1,015,948	—	—	1,015,948
Switzerland	2,793,514	—	—	2,793,514
Taiwan	1,370,159	—	—	1,370,159

See accompanying notes to schedule of investments

SPDR MSCI ACWI IMI ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Thailand	$82,929	$28,319	$—	$111,248
Turkey	159,335	—	—	159,335
United Kingdom	5,575,008	—	—	5,575,008
United States	48,127,276	—	—	48,127,276
Rights
Spain	3,231	—	—	3,231
Short-Term Investments	785,601	—	—	785,601

TOTAL INVESTMENTS	$93,266,148	$29,093	$—	$93,295,241

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Corp.	1,037	$72,206	417	105	1,349	$121,046	$1,499	$2,076
State Street Institutional Liquid Reserves Fund, Premier Class	268,592	268,592	8,422	277,014	—	—	10	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	959,426	895,987	63,439	63,439	718	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	4,701,273	4,701,273	—	—	1,041	—
State Street Navigator Securities Lending Government Money Market Portfolio*	2,141,243	2,141,243	7,869,976	9,289,057	722,162	722,162	13,437	—

TOTAL		$2,482,041				$906,647	$16,705	$2,076

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
ARGENTINA — 0.0% (a)
MercadoLibre, Inc.	132	$33,116

AUSTRALIA — 2.3%
Amcor, Ltd.	4,244	52,769
AMP, Ltd.	12,549	49,957
APA Group	22,822	160,527
Aristocrat Leisure, Ltd.	1,461	25,282
Aurizon Holdings, Ltd.	2,081	8,556
Australia & New Zealand Banking Group, Ltd.	10,407	229,263
Brambles, Ltd.	9,258	69,096
Caltex Australia, Ltd.	7,873	190,892
Challenger, Ltd.	1,826	18,684
Coca-Cola Amatil, Ltd.	2,727	19,307
Cochlear, Ltd.	136	16,216
Commonwealth Bank of Australia	5,971	379,274
Computershare, Ltd.	1,241	13,460
Crown Resorts, Ltd.	1,018	9,589
CSL, Ltd.	1,321	139,862
Dexus REIT	3,575	25,996
Domino’s Pizza Enterprises, Ltd. (b)	250	9,987
Fortescue Metals Group, Ltd.	25,419	101,778
Goodman Group REIT	8,221	49,628
GPT Group REIT	5,886	21,626
Harvey Norman Holdings, Ltd. (b)	2,601	7,621
Insurance Australia Group, Ltd.	5,092	26,481
LendLease Group	2,334	29,808
Macquarie Group, Ltd.	1,207	81,936
Medibank Pvt, Ltd.	10,237	21,986
Mirvac Group REIT	13,939	22,774
National Australia Bank, Ltd.	9,565	217,097
Newcrest Mining, Ltd.	2,536	39,216
QBE Insurance Group, Ltd.	5,010	45,385
Ramsay Health Care, Ltd.	452	25,518
Scentre Group REIT	25,230	78,378
SEEK, Ltd.	1,309	16,979
Sonic Healthcare, Ltd.	1,055	19,600
Stockland REIT (b)	10,862	36,493
Suncorp Group, Ltd.	4,118	46,812
Sydney Airport	12,894	70,123
Tabcorp Holdings, Ltd.	1,181	3,959
Tatts Group, Ltd.	7,378	23,656
Telstra Corp., Ltd.	20,544	67,761
TPG Telecom, Ltd. (b)	5,636	24,642
Transurban Group Stapled Security	16,346	148,578
Treasury Wine Estates, Ltd.	3,569	36,027
Vicinity Centres REIT	5,180	10,211
Wesfarmers, Ltd.	3,601	110,817
Westfield Corp. REIT	8,119	50,008
Westpac Banking Corp.	11,728	274,467
Woolworths, Ltd.	3,049	59,731

		3,187,813

AUSTRIA — 0.1%
ANDRITZ AG	170	10,226
Erste Group Bank AG (c)	1,383	52,882
Raiffeisen Bank International AG (c)	1,020	25,710

		88,818

BELGIUM — 0.4%
Ageas.	1,441	57,951
Anheuser-Busch InBev SA	2,738	302,009
Colruyt SA	272	14,309
KBC Group NV	734	55,596
Proximus SADP	442	15,441
UCB SA	340	23,357
Umicore SA	597	41,467

		510,130

BERMUDA — 0.0% (a)
Marvell Technology Group, Ltd.	1,918	31,685

BRAZIL — 0.8%
Ambev SA	21,590	119,313
Banco Bradesco SA	1,210	10,079
Banco Bradesco SA Preference Shares	11,953	101,555
Banco do Brasil SA	3,363	27,202
Banco Santander Brasil SA	900	6,791
BB Seguridade Participacoes SA	1,287	11,129
BM&FBovespa SA	5,044	30,067
CCR SA	7,852	40,051
Cielo SA	5,722	42,484
Cosan SA Industria e Comercio	10,971	114,503
CPFL Energia SA	3,800	30,405
Embraer SA	3,087	14,097
Itau Unibanco Holding SA Preference Shares	10,182	112,937
Klabin SA	1,313	6,432
Kroton Educacional SA	3,852	17,288
Localiza Rent a Car SA	1,900	25,891
Raia Drogasil SA	500	10,580
Telefonica Brasil SA Preference Shares	2,184	29,597
Tim Participacoes SA	1,607	4,748
Ultrapar Participacoes SA	10,960	256,431
Vale SA	4,844	42,398
Vale SA Preference Shares	8,380	68,062

		1,122,040

CANADA — 3.5%
Agnico Eagle Mines, Ltd.	1,815	81,729
Alimentation Couche-Tard, Inc. Class B	1,423	68,109
AltaGas, Ltd.	3,310	75,646
Bank of Montreal	1,287	94,362
Bank of Nova Scotia	3,671	220,509
Barrick Gold Corp.	2,168	34,439
BCE, Inc.	573	25,767
BlackBerry, Ltd. (c)	1,037	10,349
Bombardier, Inc. Class B (c)	3,362	6,109
Brookfield Asset Management, Inc. Class A	2,527	99,021
CAE, Inc.	784	13,498
Cameco Corp.	8,112	73,768
Canadian Imperial Bank of Commerce	533	43,253
Canadian National Railway Co.	1,916	155,233
Canadian Pacific Railway, Ltd.	127	20,404
Canadian Tire Corp., Ltd. Class A	60	6,817
CCL Industries, Inc. Class B	925	46,731
CGI Group, Inc. Class A (c)	524	26,735
Constellation Software, Inc.	55	28,731
Enbridge, Inc. (d)	4,681	186,351

See accompanying notes to schedule of investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Enbridge, Inc. (d)	7,543	$300,047
Fairfax Financial Holdings, Ltd.	32	13,848
Finning International, Inc.	916	17,929
First Quantum Minerals, Ltd.	5,398	45,596
Franco-Nevada Corp.	1,423	102,526
George Weston, Ltd.	300	27,117
Goldcorp, Inc.	4,110	52,914
Great-West Lifeco, Inc.	524	14,182
Hydro One, Ltd. (e)	11,567	206,900
Inter Pipeline, Ltd.	18,744	366,596
Keyera Corp. (b)	3,794	119,251
Loblaw Cos., Ltd.	825	45,827
Magna International, Inc.	182	8,418
Manulife Financial Corp.	7,008	131,181
Open Text Corp.	520	16,388
Pembina Pipeline Corp.	12,912	427,020
Power Corp. of Canada	1,048	23,870
PrairieSky Royalty, Ltd.	13,987	318,038
Restaurant Brands International, Inc.	760	47,483
Rogers Communications, Inc. Class B	1,163	54,850
Royal Bank of Canada	4,572	331,485
Shaw Communications, Inc. Class B (b)	108	2,353
SNC-Lavalin Group, Inc.	798	34,453
Sun Life Financial, Inc.	1,687	60,221
Toronto-Dominion Bank	5,617	282,645
TransCanada Corp. (b)	4,542	216,206
Veresen, Inc.	11,578	163,502
Wheaton Precious Metals Corp.	5,812	115,282
Yamana Gold, Inc.	2,638	6,358

		4,870,047

CHILE — 0.3%
Aguas Andinas SA Class A	177,617	103,926
Antofagasta PLC	14,157	147,022
Cencosud SA	23,669	62,783
SACI Falabella	3,062	25,124
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	936	31,010

		369,865

CHINA — 3.1%
AAC Technologies Holdings, Inc.	2,500	31,256
Agricultural Bank of China, Ltd. Class H	150,000	70,903
Alibaba Group Holding, Ltd. ADR (c)	3,785	533,306
ANTA Sports Products, Ltd.	3,000	9,915
Baidu, Inc. ADR (c)	913	163,299
Bank of China, Ltd. Class H	341,000	167,301
Bank of Communications Co., Ltd. Class H	77,000	54,349
Beijing Capital International Airport Co., Ltd. Class H	22,000	31,000
Beijing Enterprises Water Group, Ltd. (c)	100,000	77,628
Belle International Holdings, Ltd.	17,000	13,415
Brilliance China Automotive Holdings, Ltd.	22,000	40,075
CGN Power Co., Ltd. Class H (e)	487,200	136,054
China Cinda Asset Management Co., Ltd. Class H	54,000	20,129
China CITIC Bank Corp., Ltd. Class H	68,000	41,637
China Conch Venture Holdings, Ltd.	7,500	13,739

China Construction Bank Corp. Class H	322,000	249,550
China Everbright Bank Co., Ltd. Class H	17,000	7,949
China Evergrande Group (b) (c)	12,700	22,809
China Galaxy Securities Co., Ltd. Class H	14,500	13,002
China Life Insurance Co., Ltd. Class H	34,000	103,876
China Merchants Bank Co., Ltd. Class H	15,000	45,251
China Merchants Port Holdings Co., Ltd.	24,220	67,170
China Minsheng Banking Corp., Ltd. Class H	40,000	39,916
China Mobile, Ltd.	19,500	206,954
China Oilfield Services, Ltd. Class H	34,000	27,265
China Overseas Land & Investment, Ltd.	20,000	58,541
China Pacific Insurance Group Co., Ltd. Class H	6,800	27,787
China Resources Gas Group, Ltd.	4,000	13,655
China Resources Land, Ltd.	8,000	23,314
China Taiping Insurance Holdings Co., Ltd.	6,000	15,203
China Telecom Corp., Ltd. Class H	68,000	32,317
China Unicom Hong Kong, Ltd. (c)	22,000	32,691
China Vanke Co., Ltd. Class H	6,696	18,956
Chongqing Changan Automobile Co., Ltd. Class B	2,400	3,167
CITIC Securities Co., Ltd. Class H	8,500	17,574
COSCO SHIPPING Ports, Ltd.	12,689	14,889
Country Garden Holdings Co., Ltd.	17,000	19,708
Ctrip.com International, Ltd. ADR (c)	1,163	62,639
Geely Automobile Holdings, Ltd.	25,000	53,930
GF Securities Co., Ltd. Class H	6,000	12,052
Great Wall Motor Co., Ltd. Class H (b)	25,500	31,489
Guangdong Investment, Ltd.	58,000	79,944
Guangzhou Automobile Group Co., Ltd. Class H	12,000	21,059
Haitian International Holdings, Ltd.	4,000	11,221
Haitong Securities Co., Ltd. Class H	13,200	21,339
Huaneng Renewables Corp., Ltd. Class H	188,000	58,039
Huatai Securities Co., Ltd. Class H (e)	6,500	12,490
Industrial & Commercial Bank of China, Ltd. Class H	266,000	179,572
JD.com, Inc. ADR (c)	2,405	94,324
Jiangsu Expressway Co., Ltd. Class H	24,000	33,880
Lenovo Group, Ltd.	34,000	21,472
NetEase, Inc. ADR	271	81,471
New Oriental Education & Technology Group, Inc. ADR (c)	405	28,548
PICC Property & Casualty Co., Ltd. Class H	12,000	20,045
Ping An Insurance Group Co. of China, Ltd. Class H	17,000	112,042
Shanghai Electric Group Co., Ltd. Class H (c)	44,000	21,136
Shanghai Industrial Holdings, Ltd.	8,000	23,673
SINA Corp. (c)	164	13,935
Sunny Optical Technology Group Co., Ltd.	1,000	8,967
TAL Education Group ADR	171	20,915
Tencent Holdings, Ltd.	19,484	696,851
Vipshop Holdings, Ltd. ADR (c)	1,407	14,844
Want Want China Holdings, Ltd.	17,000	11,476
Weibo Corp. ADR (c)	16	1,064

See accompanying notes to schedule of investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Yangzijiang Shipbuilding Holdings, Ltd.	34,000	$29,386
Zhejiang Expressway Co., Ltd. Class H	24,000	31,359
Zhuzhou CRRC Times Electric Co., Ltd. Class H	2,000	9,812

		4,284,524

COLOMBIA — 0.2%
Bancolombia SA Preference Shares	4,455	49,434
Grupo Aval Acciones y Valores SA Preference Shares	34,988	14,373
Grupo de Inversiones Suramericana SA	3,539	45,873
Grupo de Inversiones Suramericana SA Preference Shares	2,341	29,593
Interconexion Electrica SA ESP	26,273	114,721

		253,994

CZECH REPUBLIC — 0.0% (a)
Komercni banka A/S	477	19,083

DENMARK — 0.6%
Carlsberg A/S Class B	324	34,568
Chr Hansen Holding A/S	1,094	79,464
Coloplast A/S Class B	374	31,211
Danske Bank A/S	2,349	90,230
Genmab A/S (c)	153	32,601
ISS A/S	513	20,122
Novo Nordisk A/S Class B	6,352	271,666
Novozymes A/S Class B	1,759	76,876
Pandora A/S	425	39,606
TDC A/S	3,362	19,526
Vestas Wind Systems A/S	1,102	101,599

		797,469

FINLAND — 0.4%
Kone Oyj Class B	2,253	114,453
Metso Oyj	561	19,426
Neste Oyj	1,751	68,880
Nokia Oyj (d)	21,883	133,654
Nokia Oyj (d)	2,449	14,991
Nokian Renkaat Oyj	493	20,377
Sampo Oyj Class A	1,689	86,437
Wartsila Oyj Abp	723	42,674

		500,892

FRANCE — 3.4%
Aeroports de Paris	579	93,311
Airbus SE	2,401	197,169
Alstom SA (c)	642	22,414
Atos SE	332	46,538
AXA SA	9,199	251,281
BNP Paribas SA	4,343	312,362
Bollore SA	10,605	48,152
Bureau Veritas SA	867	19,159
Capgemini SE	527	54,385
Christian Dior SE	221	63,104
CNP Assurances	2,890	64,787
Credit Agricole SA	7,939	127,537
Danone SA	2,465	185,022
Dassault Aviation SA	17	23,704
Dassault Systemes SE	292	26,140
Edenred	1,821	47,417
Essilor International SA	744	94,531

Eutelsat Communications SA	1,018	25,962
Fonciere Des Regions	419	38,814
Gecina SA REIT	170	26,631
Groupe Eurotunnel SE	3,096	32,974
Hermes International	89	43,918
Iliad SA	68	16,062
Ingenico Group SA	194	17,589
Kering	293	99,653
Klepierre REIT	883	36,140
L’Oreal SA	1,122	233,417
Lagardere SCA	340	10,722
Legrand SA	1,385	96,754
LVMH Moet Hennessy Louis Vuitton SE	1,080	268,901
Natixis SA	5,902	39,561
Orange SA (b)	8,254	130,762
Pernod Ricard SA	970	129,718
Peugeot SA	2,778	55,337
Publicis Groupe SA	713	53,111
Remy Cointreau SA	155	18,076
Renault SA (b)	1,182	106,839
Rexel SA	2,366	38,657
Safran SA	1,343	122,908
Sanofi	4,287	409,548
Schneider Electric SE	3,190	244,752
SCOR SE	776	30,721
Societe BIC SA	102	12,087
Societe Generale SA	3,345	179,731
Sodexo SA	358	46,221
Thales SA	437	46,971
Unibail-Rodamco SE REIT	463	116,520
Valeo SA	673	45,280
Vinci SA	2,069	176,348
Vivendi SA	5,191	115,392
Zodiac Aerospace	1,112	30,122

		4,773,212

GERMANY — 3.0%
adidas AG	708	135,460
Allianz SE	1,965	386,380
BASF SE	1,570	145,205
Bayer AG	2,484	320,710
Bayerische Motoren Werke AG	1,636	151,664
Bayerische Motoren Werke AG Preference Shares	885	72,858
Beiersdorf AG	337	35,377
Brenntag AG	850	49,133
Commerzbank AG (c)	4,227	50,284
Continental AG	272	58,618
Daimler AG	4,601	332,545
Deutsche Bank AG	9,178	162,515
Deutsche Boerse AG	607	63,984
Deutsche Post AG	2,078	77,785
Deutsche Telekom AG	10,780	193,279
Deutsche Wohnen AG	1,265	48,319
Fraport AG Frankfurt Airport Services Worldwide	476	41,966
Fresenius Medical Care AG & Co. KGaA	628	60,288
Fresenius SE & Co. KGaA	1,467	125,589
Fuchs Petrolub SE Preference Shares	457	24,850
GEA Group AG	595	24,315

See accompanying notes to schedule of investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Hannover Rueck SE	219	$26,214
Henkel AG & Co. KGaA	474	57,252
Henkel AG & Co. KGaA Preference Shares	717	98,542
HUGO BOSS AG	279	19,506
Infineon Technologies AG	3,506	73,917
Merck KGaA	510	61,513
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	886	178,409
ProSiebenSat.1 Media SE	645	26,954
SAP SE	3,509	366,000
Siemens AG	3,269	448,720
Symrise AG	1,418	100,305
Telefonica Deutschland Holding AG	5,054	25,207
Volkswagen AG Preference Shares	733	111,484
Vonovia SE	2,038	80,809
Zalando SE (c) (e)	319	14,557

		4,250,513

GREECE — 0.0% (a)
Alpha Bank AE (c)	2,943	7,250
Eurobank Ergasias SA (c)	259	290
JUMBO SA	536	9,781
National Bank of Greece SA (c)	238	90
OPAP SA	1,717	19,388
Piraeus Bank SA (c)	45	11

		36,810

HONG KONG — 1.2%
AIA Group, Ltd.	38,000	277,706
BOC Hong Kong Holdings, Ltd.	8,500	40,668
Cheung Kong Property Holdings, Ltd.	9,459	74,095
CK Hutchison Holdings, Ltd.	6,500	81,599
Galaxy Entertainment Group, Ltd.	5,000	30,360
Hanergy Thin Film Power Group, Ltd. (c) (f)	24,000	—
Hang Lung Properties, Ltd.	11,000	27,477
Henderson Land Development Co., Ltd.	3,630	20,251
Hong Kong & China Gas Co., Ltd.	163,020	306,559
Hong Kong Exchanges & Clearing, Ltd.	3,531	91,278
Hongkong Land Holdings, Ltd.	6,800	50,048
Jardine Matheson Holdings, Ltd.	800	51,360
Kerry Properties, Ltd.	7,000	23,762
Li & Fung, Ltd.	34,000	12,369
Link REIT	7,000	53,264
Melco Resorts & Entertainment, Ltd. ADR	709	15,917
MTR Corp., Ltd.	7,880	44,364
Power Assets Holdings, Ltd.	24,500	216,395
Sands China, Ltd.	11,200	51,291
Sino Land Co., Ltd.	6,058	9,933
Sun Hung Kai Properties, Ltd.	6,000	88,158
Swire Properties, Ltd.	6,800	22,430
Wharf Holdings, Ltd.	5,000	41,440
Wheelock & Co., Ltd.	4,000	30,180

		1,660,904

INDIA — 0.9%
Adani Ports & Special Economic Zone, Ltd. (c)	8,782	49,326
Asian Paints, Ltd.	5,797	98,918
Axis Bank, Ltd.	4,683	37,482

Bajaj Auto, Ltd.	578	24,959
Bharat Petroleum Corp., Ltd.	10,176	100,662
Bharti Airtel, Ltd.	4,501	26,440
Bharti Infratel, Ltd.	3,012	17,453
Eicher Motors, Ltd. (c)	52	21,753
HCL Technologies, Ltd.	1,974	25,986
Hindustan Petroleum Corp., Ltd.	6,769	53,445
Hindustan Unilever, Ltd.	1,669	27,876
Housing Development Finance Corp., Ltd.	4,356	108,833
ICICI Bank, Ltd. ADR	4,895	43,908
Indian Oil Corp., Ltd.	12,966	77,269
Infosys, Ltd. ADR	8,224	123,525
ITC, Ltd.	17,927	89,763
Larsen & Toubro, Ltd. GDR	1,332	34,366
Lupin, Ltd.	329	5,395
Mahindra & Mahindra, Ltd. GDR	1,119	23,947
Maruti Suzuki India, Ltd.	421	47,010
Power Finance Corp., Ltd.	4,887	9,277
Reliance Industries, Ltd. (c)	1,623	34,651
Rural Electrification Corp., Ltd.	8,180	21,761
State Bank of India GDR	620	26,350
Sun Pharmaceutical Industries, Ltd.	2,792	24,003
Tata Consultancy Services, Ltd.	1,849	67,577
Tata Motors, Ltd.	2,808	18,791
Tata Motors, Ltd. Class A	10,536	42,918
Wipro, Ltd. ADR (b)	3,204	16,661

		1,300,305

INDONESIA — 0.3%
Astra International Tbk PT	91,800	61,476
Bank Central Asia Tbk PT	13,700	18,657
Bank Mandiri Persero Tbk PT	34,000	32,527
Bank Rakyat Indonesia Persero Tbk PT	34,000	38,905
Charoen Pokphand Indonesia Tbk PT	25,500	6,084
Gudang Garam Tbk PT	4,700	27,613
Hanjaya Mandala Sampoerna Tbk PT	81,700	23,540
Indofood CBP Sukses Makmur Tbk PT	15,600	10,300
Jasa Marga Persero Tbk PT	101,750	40,845
Perusahaan Gas Negara Persero Tbk	252,300	42,594
Telekomunikasi Indonesia Persero Tbk PT	204,400	69,322
Unilever Indonesia Tbk PT	8,500	31,124

		402,987

IRELAND — 0.1%
Bank of Ireland (c)	72,763	19,088
Experian PLC	4,417	90,365
Kerry Group PLC Class A	169	14,520
Paddy Power Betfair PLC	286	30,490
XL Group, Ltd.	1,187	51,990

		206,453

ISRAEL — 0.2%
Bank Leumi Le-Israel BM	2,181	10,606
Bezeq The Israeli Telecommunication Corp., Ltd.	5,345	8,876
Check Point Software Technologies, Ltd. (c)	528	57,594
Elbit Systems, Ltd.	88	10,851
Frutarom Industries, Ltd.	654	45,746
Teva Pharmaceutical Industries, Ltd.	3,531	116,766

		250,439

See accompanying notes to schedule of investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

ITALY — 0.7%
Assicurazioni Generali SpA	4,887	$80,320
Atlantia SpA	3,522	98,979
Ferrari NV	395	33,856
Intesa Sanpaolo SpA	53,695	170,007
Leonardo SpA	1,722	28,577
Luxottica Group SpA	428	24,725
Mediobanca SpA	2,469	24,330
Snam SpA	62,949	273,975
Telecom Italia RSP/Milano	88,045	64,771
Terna Rete Elettrica Nazionale SpA	6,532	35,209
UniCredit SpA (c)	7,276	135,683
UnipolSai Assicurazioni SpA	1,537	3,350

		973,782

JAPAN — 7.6%
Aisin Seiki Co., Ltd.	300	15,352
Alfresa Holdings Corp.	600	11,572
Alps Electric Co., Ltd.	500	14,418
Amada Holdings Co., Ltd.	1,700	19,639
Asahi Group Holdings, Ltd.	1,700	63,969
Asics Corp.	400	7,412
Astellas Pharma, Inc.	7,000	85,631
Bandai Namco Holdings, Inc.	400	13,635
Bank of Kyoto, Ltd.	1,000	9,434
Bridgestone Corp.	800	34,461
Brother Industries, Ltd.	500	11,539
Canon, Inc.	4,800	163,019
Casio Computer Co., Ltd.	1,100	16,907
Central Japan Railway Co.	900	146,663
Chiba Bank, Ltd.	3,000	21,734
Chugai Pharmaceutical Co., Ltd.	600	22,455
Concordia Financial Group, Ltd.	5,600	28,239
Credit Saison Co., Ltd.	500	9,763
Dai-ichi Life Holdings, Inc.	4,900	88,375
Daiichi Sankyo Co., Ltd.	1,700	40,049
Daikin Industries, Ltd.	800	81,666
Daito Trust Construction Co., Ltd.	200	31,141
Daiwa House Industry Co., Ltd.	2,000	68,316
Daiwa Securities Group, Inc.	11,000	65,182
DeNA Co., Ltd.	200	4,478
Denso Corp.	2,000	84,407
Dentsu, Inc.	1,200	57,351
East Japan Railway Co.	1,500	143,445
Eisai Co., Ltd.	1,100	60,747
FANUC Corp.	800	154,183
Fast Retailing Co., Ltd.	200	66,607
FUJIFILM Holdings Corp.	600	21,574
Fujitsu, Ltd.	5,000	36,837
Fukuoka Financial Group, Inc.	3,000	14,258
Hachijuni Bank, Ltd.	3,100	19,672
Hankyu Hanshin Holdings, Inc.	600	21,574
Hino Motors, Ltd.	1,700	18,867
Hirose Electric Co., Ltd.	100	14,258
Hiroshima Bank, Ltd.	2,000	8,864
Hitachi Chemical Co., Ltd.	400	11,926
Hitachi Construction Machinery Co., Ltd.	400	9,993
Hitachi, Ltd.	10,000	61,356
Honda Motor Co., Ltd.	5,600	152,709
Hoshizaki Corp.	200	18,085

Hoya Corp.	1,400	72,679
IHI Corp. (c)	5,000	16,999
Iida Group Holdings Co., Ltd.	600	9,991
Isetan Mitsukoshi Holdings, Ltd.	1,900	19,041
Isuzu Motors, Ltd.	3,100	38,240
ITOCHU Corp.	9,800	145,570
Japan Airport Terminal Co., Ltd.	300	11,468
Japan Exchange Group, Inc.	1,600	28,978
Japan Post Bank Co., Ltd.	3,700	47,353
Japan Post Holdings Co., Ltd.	4,532	56,227
Japan Real Estate Investment Corp. REIT	3	14,925
Japan Retail Fund Investment Corp. REIT	4	7,387
Japan Tobacco, Inc.	5,300	186,179
Kajima Corp.	2,000	16,874
Kamigumi Co., Ltd.	2,000	20,968
Kansai Paint Co., Ltd.	2,800	64,418
Kao Corp.	1,700	100,947
KDDI Corp.	6,600	174,751
Keikyu Corp.	2,000	24,083
Keio Corp.	2,000	16,732
Keisei Electric Railway Co., Ltd.	1,000	26,700
Keyence Corp.	300	131,737
Kikkoman Corp.	1,000	31,951
Kirin Holdings Co., Ltd.	1,700	34,632
Koito Manufacturing Co., Ltd.	300	15,433
Komatsu, Ltd.	5,000	127,025
Konami Holdings Corp.	300	16,661
Kubota Corp.	4,500	75,594
Kyocera Corp.	1,300	75,274
Lawson, Inc.	400	27,982
Lion Corp.	1,000	20,701
M3, Inc.	500	13,773
Mabuchi Motor Co., Ltd.	200	9,950
Makita Corp.	800	29,584
Marubeni Corp.	18,600	120,148
Marui Group Co., Ltd.	500	7,369
Maruichi Steel Tube, Ltd.	3,100	90,081
Mazda Motor Corp.	1,700	23,724
Mebuki Financial Group, Inc.	6,200	23,065
Medipal Holdings Corp.	1,300	24,042
MEIJI Holdings Co., Ltd.	300	24,324
MISUMI Group, Inc.	1,200	27,405
Mitsubishi Corp.	3,600	75,486
Mitsubishi Electric Corp.	7,400	106,396
Mitsubishi Estate Co., Ltd.	5,000	93,160
Mitsubishi Heavy Industries, Ltd.	17,000	69,567
Mitsubishi Motors Corp.	1,700	11,196
Mitsubishi Tanabe Pharma Corp.	500	11,552
Mitsubishi UFJ Financial Group, Inc.	49,400	331,854
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,600	19,673
Mitsui & Co., Ltd.	8,800	125,742
Mitsui Fudosan Co., Ltd.	3,800	90,654
Mizuho Financial Group, Inc.	101,800	186,096
MS&AD Insurance Group Holdings, Inc.	2,200	73,895
Murata Manufacturing Co., Ltd.	700	106,346
Nabtesco Corp. (b)	400	11,623
Nagoya Railroad Co., Ltd.	2,000	9,327
NEC Corp.	6,000	15,913
Nexon Co., Ltd. (c)	600	11,855
NGK Spark Plug Co., Ltd.	600	12,757

See accompanying notes to schedule of investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Nidec Corp.	1,100	$112,682
Nintendo Co., Ltd.	400	134,140
Nippon Building Fund, Inc. REIT (b)	3	15,326
Nippon Paint Holdings Co., Ltd.	1,600	60,520
Nippon Telegraph & Telephone Corp.	2,300	108,695
Nissan Chemical Industries, Ltd.	1,100	36,321
Nissan Motor Co., Ltd.	10,200	101,492
Nitori Holdings Co., Ltd.	300	40,157
Nitto Denko Corp.	1,100	90,459
Nomura Holdings, Inc.	17,000	101,885
Nomura Real Estate Holdings, Inc.	1,200	23,539
Nomura Real Estate Master Fund, Inc.	13	17,783
Nomura Research Institute, Ltd.	300	11,815
NTT Data Corp.	1,500	16,687
NTT DOCOMO, Inc.	5,300	125,094
Obayashi Corp.	2,100	24,689
Odakyu Electric Railway Co., Ltd.	1,400	28,234
Olympus Corp.	1,200	43,788
Omron Corp.	500	21,694
Ono Pharmaceutical Co., Ltd.	1,400	30,539
Oriental Land Co., Ltd.	1,100	74,482
ORIX Corp.	4,800	74,333
Otsuka Holdings Co., Ltd.	1,400	59,683
Panasonic Corp.	6,800	92,232
Rakuten, Inc.	3,400	40,004
Recruit Holdings Co., Ltd.	4,500	77,336
Resona Holdings, Inc.	11,900	65,505
Ryohin Keikaku Co., Ltd.	100	24,982
Santen Pharmaceutical Co., Ltd.	1,200	16,276
SBI Holdings, Inc.	1,700	23,028
Secom Co., Ltd.	1,200	91,047
Sekisui House, Ltd.	3,400	59,899
Seven & i Holdings Co., Ltd.	2,300	94,735
Sharp Corp. (c)	7,000	25,979
Shimano, Inc.	200	31,648
Shimizu Corp.	2,000	21,200
Shin-Etsu Chemical Co., Ltd.	1,700	154,098
Shinsei Bank, Ltd.	6,000	10,466
Shionogi & Co., Ltd.	1,200	66,846
Shiseido Co., Ltd.	1,700	60,429
Shizuoka Bank, Ltd.	2,000	18,067
SMC Corp.	300	91,180
SoftBank Group Corp.	3,100	250,985
Sohgo Security Services Co., Ltd.	200	9,007
Sompo Holdings, Inc.	1,700	65,649
Sony Corp.	4,700	179,283
Sony Financial Holdings, Inc.	1,200	20,441
Start Today Co., Ltd.	500	12,304
Subaru Corp.	2,800	94,347
Sumitomo Corp.	10,800	140,527
Sumitomo Electric Industries, Ltd.	400	6,159
Sumitomo Heavy Industries, Ltd.	4,000	26,380
Sumitomo Metal Mining Co., Ltd.	5,000	66,772
Sumitomo Mitsui Financial Group, Inc.	5,500	214,351
Sumitomo Mitsui Trust Holdings, Inc.	1,700	60,807
Sumitomo Realty & Development Co., Ltd.	1,000	30,838
Suntory Beverage & Food, Ltd.	700	32,520
Suzuki Motor Corp.	1,700	80,643
Sysmex Corp.	500	29,859
T&D Holdings, Inc.	3,400	51,729
Taisei Corp.	3,000	27,394
Takeda Pharmaceutical Co., Ltd.	3,000	152,430
Terumo Corp.	1,100	43,321
Toho Gas Co., Ltd.	13,000	94,642
Tokio Marine Holdings, Inc.	3,000	124,181
Tokyo Electron, Ltd.	700	94,446
Tokyu Corp.	7,000	53,391
TOTO, Ltd.	300	11,454
Toyota Industries Corp.	1,200	63,119
Toyota Motor Corp.	9,800	513,985
Toyota Tsusho Corp.	2,500	74,871
Trend Micro, Inc.	200	10,306
Tsuruha Holdings, Inc.	100	10,618
Unicharm Corp.	1,700	42,697
Yahoo! Japan Corp.	5,100	22,196
Yakult Honsha Co., Ltd.	300	20,425
Yamaha Corp.	300	10,360
Yamaha Motor Co., Ltd.	600	15,475
Yamato Holdings Co., Ltd.	1,100	22,306
Yaskawa Electric Corp.	500	10,595

		10,675,626

JORDAN — 0.0% (a)
Hikma Pharmaceuticals PLC	700	13,366

LUXEMBOURG — 0.1%
Millicom International Cellular SA SDR	188	11,091
RTL Group SA (c)	170	12,818
SES SA	1,540	36,051
Tenaris SA	1,148	17,873

		77,833

MACAU — 0.0% (a)
MGM China Holdings, Ltd.	6,800	15,122

MALAYSIA — 0.3%
British American Tobacco Malaysia Bhd	900	9,103
CIMB Group Holdings Bhd	21,324	32,686
Gamuda Bhd	23,100	29,597
IOI Properties Group Bhd	62,912	32,243
Malayan Banking Bhd	7,299	16,374
Petronas Chemicals Group Bhd	33,500	55,409
Petronas Dagangan Bhd	17,900	100,495
PPB Group Bhd	11,100	44,373
Sapura Energy Bhd	67,200	24,891
Westports Holdings Bhd	65,162	55,255

		400,426

MEXICO — 0.4%
America Movil SAB de CV Series L	58,872	47,489
Coca-Cola Femsa SAB de CV Series L	1,687	14,332
Fibra Uno Administracion SA de CV REIT	7,096	13,494

Fomento Economico Mexicano SAB de CV	6,730	66,468
Fresnillo PLC	3,196	61,691
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,687	19,050
Grupo Aeroportuario del Sureste SAB de CV Class B	1,704	36,050
Grupo Financiero Banorte SAB de CV Series O	3,062	19,521
Grupo Mexico SAB de CV Series B	41,043	115,806

See accompanying notes to schedule of investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Grupo Televisa SAB Series CPO	6,730	$32,888
OHL Mexico SAB de CV	14,664	21,227
Promotora y Operadora de Infraestructura SAB de CV	4,364	52,142
Wal-Mart de Mexico SAB de CV	23,537	54,786

		554,944

NETHERLANDS — 1.1%
ABN AMRO Group NV (e)	833	22,051
Aegon NV	10,570	53,901
AerCap Holdings NV (c)	882	40,951
Altice NV Class A (c)	1,214	27,970
Altice NV Class B (c)	646	14,887
ASML Holding NV	1,309	170,349
Gemalto NV	238	14,265
Heineken NV	647	62,821
ING Groep NV	14,609	251,601
Koninklijke Ahold Delhaize NV	961	18,348
Koninklijke DSM NV	1,102	79,988
Koninklijke KPN NV	10,916	34,873
Koninklijke Philips NV	4,244	150,515
Koninklijke Vopak NV	4,383	202,961
NN Group NV	1,653	58,671
NXP Semiconductors NV (c)	1,038	113,609
Randstad Holding NV	782	45,594
Royal Dutch Shell PLC Class A	177	4,679
Steinhoff International Holdings NV	15,597	79,815
Wolters Kluwer NV	1,018	43,035

		1,490,884

NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	2,238	11,684
Meridian Energy, Ltd.	66,516	141,726

		153,410

NORWAY — 0.2%
DNB ASA	4,427	75,046
Gjensidige Forsikring ASA	680	11,568
Marine Harvest ASA (c)	3,034	51,758
Orkla ASA	6,486	65,699
Schibsted ASA Class B	877	19,317
Telenor ASA	3,914	64,714

		288,102

PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	260	2,990
Southern Copper Corp.	5,684	196,837

		199,827

PHILIPPINES — 0.0% (a)
International Container Terminal Services, Inc.	3,400	6,590
PLDT, Inc.	425	15,144
SM Investments Corp.	700	11,139
SM Prime Holdings, Inc.	32,300	21,123
Universal Robina Corp.	2,040	6,586

		60,582

POLAND — 0.1%
Bank Pekao SA	1,113	37,457
Bank Zachodni WBK SA	136	12,554
CCC SA	182	11,043

Cyfrowy Polsat SA (c)	1,224	8,143
LPP SA	12	23,137
mBank SA (c)	68	8,474
Powszechna Kasa Oszczednosci Bank Polski SA (c)	4,444	41,296
Powszechny Zaklad Ubezpieczen SA	3,655	43,949

		186,053

PORTUGAL — 0.0% (a)
Jeronimo Martins SGPS SA	1,015	19,784

QATAR — 0.1%
Barwa Real Estate Co.	2,624	23,155
Ezdan Holding Group QSC	6,804	23,403
Qatar Gas Transport Co., Ltd.	18,269	85,046

		131,604

ROMANIA — 0.0% (a)
New Europe Property Investments PLC	1,419	17,919

RUSSIA — 0.3%
Magnit PJSC GDR	1,985	67,490
Mobile TeleSystems PJSC ADR	5,044	42,269
Moscow Exchange MICEX-RTS PJSC (c)	20,497	36,333
PhosAgro PJSC GDR	2,591	34,331
Rostelecom PJSC ADR	5,668	41,206
Sberbank of Russia PJSC ADR	15,807	163,602
VTB Bank PJSC GDR	20,690	43,511

		428,742

SINGAPORE — 0.7%
Broadcom, Ltd.	1,424	331,863
City Developments, Ltd.	1,832	14,277
DBS Group Holdings, Ltd.	6,549	98,650
Genting Singapore PLC	34,000	26,793
Global Logistic Properties, Ltd.	17,000	35,313
Hutchison Port Holdings Trust	78,000	33,540
Jardine Cycle & Carriage, Ltd.	784	25,254
Oversea-Chinese Banking Corp., Ltd.	9,708	76,079
SATS, Ltd.	6,200	23,010
Singapore Technologies Engineering, Ltd.	9,000	24,055
Singapore Telecommunications, Ltd.	55,129	155,755
United Overseas Bank, Ltd.	4,654	78,150
UOL Group, Ltd.	2,892	16,047

		938,786

SOUTH AFRICA — 0.7%
Aspen Pharmacare Holdings, Ltd.	1,579	34,599
Barclays Africa Group, Ltd.	3,455	37,905
Bid Corp., Ltd.	1,657	37,841
Brait SE (c)	4,031	18,619
Discovery, Ltd.	1,173	11,452
FirstRand, Ltd.	17,502	62,982
Fortress Income Fund, Ltd. Class A	22,317	29,228
Growthpoint Properties, Ltd. REIT	19,726	36,855
Hyprop Investments, Ltd.	2,053	18,293
Investec PLC	2,384	17,760
Investec, Ltd.	1,825	13,441
Mediclinic International PLC (b)	1,509	14,534
Mr. Price Group, Ltd.	408	4,858
MTN Group, Ltd.	6,994	60,906
Naspers, Ltd. Class N	1,647	319,910
Nedbank Group, Ltd.	1,241	19,775

See accompanying notes to schedule of investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Redefine Properties, Ltd. REIT	50,505	$40,550
Resilient REIT, Ltd. REIT	1,877	17,440
RMB Holdings, Ltd.	6,790	30,446
Sanlam, Ltd.	5,566	27,527
SPAR Group, Ltd.	1,590	18,701
Standard Bank Group, Ltd.	5,561	61,134
Truworths International, Ltd.	1,673	9,130
Vodacom Group, Ltd.	2,418	30,315

		974,201

SOUTH KOREA — 1.7%
Amorepacific Corp.	147	39,058
Amorepacific Corp. Preference Shares	52	8,453
AMOREPACIFIC Group	130	14,771
Celltrion, Inc. (c)	288	28,972
Coway Co., Ltd.	130	11,817
Daelim Industrial Co., Ltd.	234	18,202
Daewoo Engineering & Construction Co., Ltd. (c)	1,027	6,804
Dongbu Insurance Co., Ltd.	130	7,726
Dongsuh Cos., Inc.	900	24,070
Hana Financial Group, Inc.	1,343	53,114
Hanssem Co., Ltd.	40	6,433
Hanwha Corp.	371	15,370
Hanwha Life Insurance Co., Ltd.	897	5,456
Hyundai Electric & Energy System Co., Ltd. (c)	1	272
Hyundai Engineering & Construction Co., Ltd.	910	36,626
Hyundai Glovis Co., Ltd.	352	48,301
Hyundai Heavy Industries Co., Ltd. (c)	86	13,267
Hyundai Mobis Co., Ltd.	385	84,124
Hyundai Motor Co.	109	15,195
Hyundai Motor Co. Preference Shares (d)	574	58,446
Hyundai Motor Co. Preference Shares (d)	802	79,208
Industrial Bank of Korea	897	11,172
Kakao Corp.	52	4,613
Kangwon Land, Inc.	840	25,586
KB Financial Group, Inc.	1,534	77,360
KEPCO Plant Service & Engineering Co., Ltd.	174	6,714
Kia Motors Corp.	827	27,611
Korea Aerospace Industries, Ltd.	570	28,397
Korea Gas Corp. (c)	1,437	66,817
Korea Zinc Co., Ltd.	277	110,398
KT&G Corp.	574	58,697
LG Household & Health Care, Ltd.	34	29,538
LG Household & Health Care, Ltd. Preference Shares	45	24,464
Mirae Asset Daewoo Co., Ltd.	2,070	19,992
NAVER Corp.	102	74,707
NCSoft Corp.	52	17,248
Orion Corp. (g)	13	9,067
S-1 Corp.	104	8,817
Samsung C&T Corp.	370	47,861
Samsung Card Co., Ltd.	156	5,324
Samsung Electronics Co., Ltd.	324	673,118
Samsung Electronics Co., Ltd. Preference Shares	69	112,291

Samsung Fire & Marine Insurance Co., Ltd.	119	29,278
Samsung Life Insurance Co., Ltd.	255	26,076
Samsung SDS Co., Ltd.	101	16,287
Samsung Securities Co., Ltd.	206	7,436
Shinhan Financial Group Co., Ltd.	1,687	72,691
SK Holdings Co., Ltd.	223	54,183
SK Hynix, Inc.	1,306	76,934
SK Telecom Co., Ltd.	65	15,112
Woori Bank	1,417	22,850

		2,336,324

SPAIN — 1.3%
Abertis Infraestructuras SA	4,419	81,750
Aena SA (e)	495	96,457
Amadeus IT Group SA	767	45,796
Banco Bilbao Vizcaya Argentaria SA	23,768	196,944
Banco de Sabadell SA	24,648	50,012
Banco Santander SA	53,081	350,657
Bankia SA.	1,370	6,613
CaixaBank SA	11,905	56,757
Enagas SA	14,818	414,911
Ferrovial SA	31	687
Industria de Diseno Textil SA	3,965	151,994
Mapfre SA	226	788
Red Electrica Corp. SA (b)	8,344	174,109
Telefonica SA	17,344	178,787

		1,806,262

SWEDEN — 1.0%
Alfa Laval AB	1,343	27,451
Assa Abloy AB Class B	3,337	73,232
Atlas Copco AB Class A	1,796	68,778
Atlas Copco AB Class B	3,052	105,333
Autoliv, Inc.	272	29,866
Boliden AB	8,696	237,026
Hennes & Mauritz AB Class B	3,165	78,763
Hexagon AB Class B	731	34,710
Investor AB Class B	2,320	111,674
Kinnevik AB Class B	782	23,911
Nordea Bank AB	11,172	141,992
Sandvik AB	3,475	54,589
Skandinaviska Enskilda Banken AB Class A	3,318	40,086
Skanska AB Class B	485	11,495
SKF AB Class B	527	10,665
Svenska Handelsbanken AB Class A	3,874	55,392
Swedbank AB Class A	1,788	43,520
Telefonaktiebolaget LM Ericsson Class B	12,710	90,790
Telia Co. AB	11,749	54,033
Volvo AB Class B	6,926	117,917

		1,411,223

SWITZERLAND — 2.9%
ABB, Ltd.	6,780	167,650
Adecco Group AG	782	59,529
Chocoladefabriken Lindt & Spruengli AG	3	17,418
Cie Financiere Richemont SA	1,873	154,510
Credit Suisse Group AG (c)	10,105	146,249
EMS-Chemie Holding AG	93	68,659
Geberit AG	85	39,693

See accompanying notes to schedule of investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Givaudan SA	74	$148,209
Julius Baer Group, Ltd. (c)	493	25,972
Kuehne + Nagel International AG	238	39,764
Nestle SA	10,690	931,531
Novartis AG	7,702	641,800
Roche Holding AG	2,349	598,993
SGS SA	14	33,946
Sika AG	20	128,648
Swatch Group AG	706	51,642
Swiss Life Holding AG (c)	102	34,467
Swiss Re AG	1,561	142,872
Swisscom AG	51	24,641
TE Connectivity, Ltd.	1,406	110,624
UBS Group AG (c)	13,909	235,871
Wolseley PLC	1,488	91,095
Zurich Insurance Group AG	561	163,499

		4,057,282

TAIWAN — 1.4%
Acer, Inc. (c)	35,000	18,351
Advantech Co., Ltd.	2,199	15,578
Asustek Computer, Inc.	6,000	56,706
Catcher Technology Co., Ltd.	3,000	35,848
Cathay Financial Holding Co., Ltd.	49,000	80,700
Cheng Shin Rubber Industry Co., Ltd.	12,000	25,523
China Development Financial Holding Corp.	52,000	15,094
China Life Insurance Co., Ltd.	25,000	24,901
Chunghwa Telecom Co., Ltd.	17,000	60,355
CTBC Financial Holding Co., Ltd.	80,359	52,701
Delta Electronics, Inc.	6,000	32,840
Eclat Textile Co., Ltd.	1,000	12,196
Foxconn Technology Co., Ltd.	11,070	33,406
Fubon Financial Holding Co., Ltd. (c)	50,000	79,635
Hiwin Technologies Corp.	2,000	13,511
Hon Hai Precision Industry Co., Ltd.	62,820	241,615
Hotai Motor Co., Ltd.	1,000	12,525
MediaTek, Inc.	11,000	94,198
Mega Financial Holding Co., Ltd.	49,922	41,520
Micro-Star International Co., Ltd.	3,000	6,972
Novatek Microelectronics Corp.	4,000	16,174
Pegatron Corp.	5,000	15,664
Pou Chen Corp.	4,000	5,536
President Chain Store Corp.	5,000	44,954
Quanta Computer, Inc.	6,000	14,201
Shin Kong Financial Holding Co., Ltd. (c)	40,469	10,776
Synnex Technology International Corp.	22,000	24,661
Taiwan Mobile Co., Ltd.	12,000	45,168
Taiwan Semiconductor Manufacturing Co., Ltd.	84,000	575,740
Teco Electric and Machinery Co., Ltd.	31,000	29,808
Uni-President Enterprises Corp.	40,000	80,210
WPG Holdings, Ltd.	18,000	24,024
Yuanta Financial Holding Co., Ltd.	143,573	63,244

		1,904,335

THAILAND — 0.2%
Advanced Info Service PCL (g)	3,400	17,766
Airports of Thailand PCL (g)	34,000	47,292
Bangkok Bank PCL NVDR	1,000	5,446

Bangkok Expressway & Metro PCL NVDR	85,000	18,641
BTS Group Holdings PCL (g)	106,500	26,649
CP ALL PCL (g)	13,600	25,122
Energy Absolute PCL (g)	76,500	77,694
Kasikornbank PCL	3,400	19,968
Kasikornbank PCL NVDR	400	2,337
Siam Commercial Bank PCL (g)	6,800	31,127

		272,042

TURKEY — 0.1%
Akbank TAS	9,781	27,211
BIM Birlesik Magazalar A/S	1,415	26,211
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT (c)	29,727	24,811
TAV Havalimanlari Holding A/S	1,020	5,464
Turkcell Iletisim Hizmetleri A/S	102	335
Turkiye Garanti Bankasi A/S	9,554	26,553
Turkiye Halk Bankasi A/S	2,030	7,578
Turkiye Is Bankasi Class C	16,543	34,988
Yapi ve Kredi Bankasi A/S (c)	20,108	25,631

		178,782

UNITED ARAB EMIRATES — 0.1%
Aldar Properties PJSC	6,484	4,060
DP World, Ltd.	644	13,472
Emaar Properties PJSC	15,328	32,468
Emirates Telecommunications Group Co. PJSC	6,597	31,073
First Abu Dhabi Bank PJSC	1,353	3,868

		84,941

UNITED KINGDOM — 5.9%
3i Group PLC	6,766	79,318
Aberdeen Asset Management PLC	4,118	16,154
Ashtead Group PLC	2,452	50,610
Associated British Foods PLC	1,020	38,900
AstraZeneca PLC	4,671	311,561
Auto Trader Group PLC (e)	3,126	15,430
Aviva PLC	22,999	157,140
Babcock International Group PLC	3,471	39,699
BAE Systems PLC	11,957	98,392
Barclays PLC	77,780	204,843
Barratt Developments PLC	5,176	37,886
Berkeley Group Holdings PLC	657	27,540
British American Tobacco PLC	7,282	495,081
British Land Co. PLC REIT	6,854	53,908
BT Group PLC	36,952	141,476
Bunzl PLC	1,557	46,274
Burberry Group PLC	1,873	40,411
Capita PLC	3,097	27,818
CNH Industrial NV	3,424	38,720
Cobham PLC	9,045	15,227
Coca-Cola European Partners PLC	833	33,878
Compass Group PLC	6,706	141,109
Croda International PLC	1,611	81,298
DCC PLC	353	32,051
Delphi Automotive PLC	952	83,443
Diageo PLC	10,500	309,400
Direct Line Insurance Group PLC	4,516	20,848
Dixons Carphone PLC	5,397	19,882

See accompanying notes to schedule of investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

GlaxoSmithKline PLC	16,944	$359,964
Hammerson PLC REIT	6,021	44,931
Hargreaves Lansdown PLC	561	9,488
HSBC Holdings PLC	74,504	688,761
IMI PLC	2,014	31,262
Imperial Brands PLC	4,429	198,394
Inmarsat PLC	2,657	26,558
Intertek Group PLC	717	39,275
Intu Properties PLC REIT	11,230	39,254
ITV PLC	21,268	50,114
Johnson Matthey PLC	2,286	85,251
Kingfisher PLC	8,193	32,001
Land Securities Group PLC REIT	4,858	63,923
Legal & General Group PLC	31,552	105,863
Liberty Global PLC Class A (c)	1,715	55,086
Liberty Global PLC Series C (c)	1,483	46,240
Lloyds Banking Group PLC	277,973	238,850
London Stock Exchange Group PLC	867	41,061
Marks & Spencer Group PLC	6,628	28,695
Meggitt PLC	5,804	35,954
Merlin Entertainments PLC (e)	3,755	23,437
National Grid PLC	9,600	118,689
Next PLC	597	29,902
Old Mutual PLC	17,154	43,094
Pearson PLC	3,362	30,198
Pentair PLC	1,033	68,736
Persimmon PLC	1,477	43,014
Petrofac, Ltd.	3,744	21,496
Provident Financial PLC	536	16,939
Prudential PLC	10,839	247,937
Randgold Resources, Ltd.	573	50,649
Reckitt Benckiser Group PLC	2,554	258,235
RELX NV	3,057	62,760
RELX PLC	5,448	117,473
Rolls-Royce Holdings PLC (c)	7,733	89,499
Royal Bank of Scotland Group PLC (c)	17,375	55,791
Royal Mail PLC	2,656	14,531
RSA Insurance Group PLC	2,894	23,138
Sage Group PLC	4,101	36,650
Schroders PLC	488	19,676
Segro PLC REIT	6,030	38,317
Severn Trent PLC	4,453	126,212
Sky PLC	5,410	69,852
Smith & Nephew PLC	3,575	61,530
Smiths Group PLC	2,622	54,391
Standard Chartered PLC (c)	12,814	129,363
Standard Life PLC	11,825	61,302
Taylor Wimpey PLC	13,813	31,614
TechnipFMC PLC (c)	2,708	73,339
TechnipFMC PLC (c)	3,149	85,653
Tesco PLC (c)	20,824	45,659
Travis Perkins PLC	1,602	30,277
Unilever NV	5,264	290,106
Unilever PLC	4,651	251,021
United Utilities Group PLC	15,282	172,203
Vodafone Group PLC	122,281	345,867
Weir Group PLC	1,337	30,062
Whitbread PLC	884	45,552
Worldpay Group PLC (e)	3,912	15,997

WPP PLC	5,536	116,062

		8,325,445

UNITED STATES — 51.7%
3M Co.	2,051	426,998
Abbott Laboratories	6,350	308,673
AbbVie, Inc.	5,530	400,980
Accenture PLC Class A	2,303	284,835
Activision Blizzard, Inc.	2,339	134,656
Acuity Brands, Inc.	140	28,459
Adobe Systems, Inc. (c)	1,815	256,714
Advance Auto Parts, Inc.	221	25,766
Advanced Micro Devices, Inc. (c)	2,800	34,944
Aetna, Inc.	1,423	216,054
Affiliated Managers Group, Inc.	187	31,016
Aflac, Inc.	1,647	127,939
AGCO Corp.	392	26,417
Agilent Technologies, Inc.	1,031	61,149
AGNC Investment Corp. REIT	2,590	55,141
Akamai Technologies, Inc. (c)	544	27,097
Albemarle Corp.	456	48,126
Alexandria Real Estate Equities, Inc. REIT	260	31,322
Alexion Pharmaceuticals, Inc. (c)	777	94,538
Align Technology, Inc. (c)	260	39,031
Alkermes PLC (c)	437	25,333
Alleghany Corp. (c)	29	17,249
Allergan PLC	1,244	302,404
Alliance Data Systems Corp.	170	43,637
Allstate Corp.	1,163	102,856
Ally Financial, Inc.	3,671	76,724
Alphabet, Inc. Class A (c)	957	889,704
Alphabet, Inc. Class C (c)	1,184	1,075,936
Altria Group, Inc.	7,667	570,961
Amazon.com, Inc. (c)	1,375	1,331,000
AMERCO	100	36,606
American Express Co.	2,862	241,095
American International Group, Inc.	4,675	292,281
American Tower Corp. REIT	1,456	192,658
American Water Works Co., Inc.	3,896	303,693
Ameriprise Financial, Inc.	688	87,576
AmerisourceBergen Corp.	800	75,624
AMETEK, Inc.	1,377	83,405
Amgen, Inc.	2,541	437,636
Amphenol Corp. Class A	362	26,723
Analog Devices, Inc.	1,652	128,526
Annaly Capital Management, Inc. REIT	5,942	71,601
ANSYS, Inc. (c)	132	16,062
Anthem, Inc.	1,103	207,507
AO Smith Corp.	392	22,081
Aon PLC	666	88,545
Apple, Inc.	17,825	2,567,156
Applied Materials, Inc.	4,128	170,528
Arch Capital Group, Ltd. (c)	260	24,255
Arista Networks, Inc. (c)	171	25,614
Arrow Electronics, Inc. (c)	800	62,736
Assurant, Inc.	104	10,784
AT&T, Inc.	22,300	841,379
Atmos Energy Corp.	1,392	115,466
Autodesk, Inc. (c)	671	67,650
Automatic Data Processing, Inc.	1,687	172,850

See accompanying notes to schedule of investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

AutoZone, Inc. (c)	119	$67,885
AvalonBay Communities, Inc. REIT	493	94,740
Avery Dennison Corp.	765	67,603
Avnet, Inc.	1,467	57,037
Axalta Coating Systems, Ltd. (c)	2,346	75,166
Axis Capital Holdings, Ltd.	270	17,458
Baker Hughes, Inc.	2,324	126,681
Ball Corp.	1,614	68,127
Bank of America Corp.	36,990	897,377
Bank of New York Mellon Corp.	4,388	223,876
Baxter International, Inc.	1,593	96,440
BB&T Corp.	3,142	142,678
Becton Dickinson and Co.	893	174,233
Bed Bath & Beyond, Inc.	392	11,917
Berkshire Hathaway, Inc. Class B (c)	1,612	273,024
Best Buy Co., Inc.	891	51,081
Biogen, Inc. (c)	743	201,620
BioMarin Pharmaceutical, Inc. (c)	590	53,584
BlackRock, Inc.	590	249,222
Boeing Co.	2,132	421,603
BorgWarner, Inc.	683	28,932
Boston Properties, Inc. REIT	391	48,101
Boston Scientific Corp. (c)	5,044	139,820
Bristol-Myers Squibb Co.	5,804	323,399
Brixmor Property Group, Inc. REIT	545	9,745
Brown-Forman Corp. Class B	948	46,073
C.H. Robinson Worldwide, Inc.	524	35,988
C.R. Bard, Inc.	155	48,997
CA, Inc.	1,373	47,327
Cadence Design Systems, Inc. (c)	524	17,549
Camden Property Trust REIT	260	22,233
Campbell Soup Co.	710	37,027
Capital One Financial Corp.	2,881	238,028
Cardinal Health, Inc.	1,283	99,971
CarMax, Inc. (c)	611	38,530
Cars.com, Inc. (c)	1	27
Caterpillar, Inc.	2,384	256,185
CBRE Group, Inc. Class A (c)	1,292	47,029
CBS Corp. Class B	1,287	82,085
Celgene Corp. (c)	2,626	341,039
Centene Corp. (c)	689	55,037
CenturyLink, Inc.	899	21,468
Cerner Corp. (c)	1,054	70,059
Charles Schwab Corp.	4,794	205,950
Charter Communications, Inc. Class A (c)	863	290,702
Cheniere Energy, Inc. (c)	3,474	169,219
Chipotle Mexican Grill, Inc. (c)	102	42,442
Chubb, Ltd.	1,813	263,574
Church & Dwight Co., Inc.	524	27,185
Cigna Corp.	994	166,386
Cincinnati Financial Corp.	455	32,965
Cintas Corp.	417	52,559
Cisco Systems, Inc.	18,567	581,147
CIT Group, Inc.	700	34,090
Citigroup, Inc.	10,898	728,858
Citizens Financial Group, Inc.	2,693	96,086
Citrix Systems, Inc. (c)	544	43,292
Clorox Co.	285	37,973
CME Group, Inc.	1,305	163,438

Coach, Inc.	997	47,198
Coca-Cola Co.	16,055	720,067
Cognizant Technology Solutions Corp. Class A	2,217	147,209
Colgate-Palmolive Co.	3,098	229,655
Colony NorthStar, Inc. Class A REIT	2,608	36,747
Comcast Corp. Class A	17,468	679,855
Comerica, Inc.	717	52,513
Concho Resources, Inc. (c)	100	12,153
Consolidated Edison, Inc.	1,346	108,784
Constellation Brands, Inc. Class A	756	146,460
Cooper Cos., Inc.	170	40,701
Core Laboratories NV	938	94,991
Corning, Inc.	2,948	88,587
CoStar Group, Inc. (c)	65	17,134
Costco Wholesale Corp.	1,873	299,549
Coty, Inc. Class A	2,126	39,884
Crown Castle International Corp. REIT	1,253	125,526
CSX Corp.	2,734	149,167
Cummins, Inc.	705	114,365
CVS Health Corp.	4,388	353,058
D.R. Horton, Inc.	1,687	58,320
Danaher Corp.	2,452	206,924
DaVita, Inc. (c)	557	36,071
Deere & Co.	912	112,714
Dell Technologies, Inc. Class V (c)	848	51,821
DENTSPLY SIRONA, Inc.	861	55,827
DexCom, Inc. (c)	260	19,019
Diamondback Energy, Inc. (c)	2,174	193,073
Dick’s Sporting Goods, Inc.	260	10,356
Digital Realty Trust, Inc. REIT	656	74,095
Discover Financial Services	1,423	88,496
Discovery Communications, Inc. Class A (c)	463	11,959
Discovery Communications, Inc. Class C (c)	470	11,849
DISH Network Corp. Class A (c)	964	60,501
Dollar General Corp.	935	67,404
Dollar Tree, Inc. (c)	800	55,936
Domino’s Pizza, Inc.	260	54,998
Dover Corp.	901	72,278
Dr. Pepper Snapple Group, Inc.	582	53,026
Duke Realty Corp. REIT	916	25,602
DXC Technology Co.	914	70,122
E*TRADE Financial Corp. (c)	1,135	43,164
E.I. du Pont de Nemours & Co.	3,407	274,979
East West Bancorp, Inc.	500	29,290
Eaton Corp. PLC	2,234	173,872
eBay, Inc. (c)	3,624	126,550
Ecolab, Inc.	2,617	347,407
Edison International	2,096	163,886
Edwards Lifesciences Corp. (c)	778	91,991
Electronic Arts, Inc. (c)	952	100,645
Eli Lilly & Co.	3,362	276,693
Emerson Electric Co.	2,838	169,202
Envision Healthcare Corp. (c)	483	30,270
Equifax, Inc.	611	83,964
Equinix, Inc. REIT	192	82,399
Equity Residential REIT	1,241	81,695

See accompanying notes to schedule of investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Essex Property Trust, Inc. REIT	190	$48,881
Estee Lauder Cos., Inc. Class A	1,054	101,163
Everest Re Group, Ltd.	131	33,351
Eversource Energy	3,919	237,922
Expedia, Inc.	469	69,858
Expeditors International of Washington, Inc.	1,923	108,611
Express Scripts Holding Co. (c)	2,543	162,345
Extra Space Storage, Inc. REIT	524	40,872
F5 Networks, Inc. (c)	221	28,080
Facebook, Inc. Class A (c)	7,965	1,202,556
Fastenal Co.	1,423	61,943
Federal Realty Investment Trust REIT	132	16,683
Fidelity National Information Services, Inc.	1,151	98,295
Fifth Third Bancorp	3,362	87,278
First Data Corp. Class A (c)	1,221	22,222
First Republic Bank	231	23,123
Fiserv, Inc. (c)	505	61,782
FleetCor Technologies, Inc. (c)	334	48,166
FLIR Systems, Inc.	392	13,587
Flowserve Corp.	799	37,098
Fluor Corp.	1,031	47,199
FMC Corp.	800	58,440
FNF Group	425	19,053
Foot Locker, Inc.	459	22,620
Ford Motor Co.	11,210	125,440
Fortinet, Inc. (c)	524	19,619
Fortive Corp.	1,224	77,540
Fortune Brands Home & Security, Inc.	354	23,095
Franklin Resources, Inc.	1,687	75,561
Freeport-McMoRan, Inc. (c)	2,664	31,995
Gap, Inc.	867	19,065
Garmin, Ltd.	459	23,423
General Dynamics Corp.	1,149	227,617
General Electric Co.	33,200	896,732
General Mills, Inc.	2,611	144,649
General Motors Co.	3,070	107,235
Genuine Parts Co.	392	36,362
GGP, Inc. REIT	1,687	39,746
Gilead Sciences, Inc.	4,652	329,269
Global Payments, Inc.	524	47,328
Goldman Sachs Group, Inc.	1,555	345,054
H&R Block, Inc.	243	7,511
Halliburton Co.	4,772	203,812
Hanesbrands, Inc.	1,224	28,348
Harley-Davidson, Inc.	765	41,325
Harris Corp.	425	46,359
Hartford Financial Services Group, Inc.	1,876	98,621
Hasbro, Inc.	425	47,392
HCA Healthcare, Inc. (c)	499	43,513
HCP, Inc. REIT	1,687	53,917
HD Supply Holdings, Inc. (c)	776	23,769
Helmerich & Payne, Inc.	1,438	78,141
Henry Schein, Inc. (c)	16	2,928
Hershey Co.	548	58,839
Hewlett Packard Enterprise Co.	6,086	100,967
Hologic, Inc. (c)	712	32,311
Home Depot, Inc.	4,346	666,676

Honeywell International, Inc.	2,553	340,289
Hormel Foods Corp.	916	31,245
Host Hotels & Resorts, Inc. REIT	3,127	57,130
HP, Inc.	5,350	93,518
Humana, Inc.	596	143,410
Huntington Bancshares, Inc.	3,651	49,362
Huntington Ingalls Industries, Inc.	183	34,067
IDEX Corp.	500	56,505
IDEXX Laboratories, Inc. (c)	260	41,969
IHS Markit, Ltd. (c)	2,119	93,321
Illinois Tool Works, Inc.	1,409	201,839
Illumina, Inc. (c)	459	79,646
Incyte Corp. (c)	621	78,190
Ingersoll-Rand PLC	1,173	107,200
Intel Corp.	17,795	600,403
Intercontinental Exchange, Inc.	1,959	129,137
International Business Machines Corp.	3,230	496,871
International Flavors & Fragrances, Inc.	732	98,820
Interpublic Group of Cos., Inc.	1,031	25,363
Intuit, Inc.	867	115,146
Intuitive Surgical, Inc. (c)	140	130,952
Invesco, Ltd.	2,211	77,805
Iron Mountain, Inc. REIT	744	25,564
J.M. Smucker Co.	611	72,300
Jacobs Engineering Group, Inc.	1,399	76,092
Jazz Pharmaceuticals PLC (c)	204	31,722
Johnson & Johnson	9,560	1,264,692
Johnson Controls International PLC	3,862	167,456
Jones Lang LaSalle, Inc.	260	32,500
JPMorgan Chase & Co.	13,097	1,197,066
Juniper Networks, Inc.	1,687	47,034
Kellogg Co.	433	30,076
KeyCorp	4,146	77,696
Kimberly-Clark Corp.	203	26,209
Kimco Realty Corp. REIT	1,687	30,956
Kinder Morgan, Inc.	13,799	264,389
KLA-Tencor Corp.	560	51,246
Kohl’s Corp.	561	21,694
Kraft Heinz Co.	2,755	235,938
L Brands, Inc.	1,028	55,399
L3 Technologies, Inc.	293	48,954
Laboratory Corp. of America Holdings (c)	285	43,930
Lam Research Corp.	683	96,597
Las Vegas Sands Corp.	1,687	107,782
Leidos Holdings, Inc.	525	27,137
Lennar Corp. Class A	981	52,307
Level 3 Communications, Inc. (c)	1,031	61,138
Liberty Broadband Corp. Class C (c)	631	54,739
Liberty Interactive Corp. QVC Group Class A (c)	1,687	41,399
Liberty Media Corp.-Liberty SiriusXM Class A (c)	793	33,290
Liberty Media Corp.-Liberty SiriusXM Class C (c)	875	36,488
Lincoln National Corp.	1,291	87,246
LKQ Corp. (c)	759	25,009
Lockheed Martin Corp.	1,046	290,380
Lowe’s Cos., Inc.	2,966	229,954
lululemon athletica, Inc. (c)	392	23,391

See accompanying notes to schedule of investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

M&T Bank Corp.	438	$70,934
Macerich Co. REIT	285	16,547
Macquarie Infrastructure Corp.	656	51,430
Mallinckrodt PLC (c)	391	17,521
ManpowerGroup, Inc.	505	56,383
Markel Corp. (c)	28	27,324
Marriott International, Inc. Class A	656	65,803
Marsh & McLennan Cos., Inc.	1,212	94,488
Masco Corp.	1,687	64,460
Mastercard, Inc. Class A	3,514	426,775
Mattel, Inc.	1,291	27,795
Maxim Integrated Products, Inc.	250	11,225
McCormick & Co., Inc.	539	52,558
McDonald’s Corp.	3,097	474,337
McKesson Corp.	884	145,453
MEDNAX, Inc. (c)	260	15,696
Medtronic PLC	5,547	492,296
Merck & Co., Inc.	9,952	637,824
MetLife, Inc.	3,996	219,540
MGM Resorts International	1,560	48,812
Michael Kors Holdings, Ltd. (c)	734	26,608
Microchip Technology, Inc.	524	40,442
Micron Technology, Inc. (c)	3,362	100,389
Microsoft Corp.	25,699	1,771,432
Mid-America Apartment Communities, Inc. REIT	360	37,937
Middleby Corp. (c)	260	31,593
Mobileye NV (c)	843	52,940
Molson Coors Brewing Co. Class B	842	72,698
Mondelez International, Inc. Class A	6,063	261,861
Monsanto Co.	1,917	226,896
Monster Beverage Corp. (c)	1,524	75,712
Moody’s Corp.	608	73,981
Morgan Stanley	6,160	274,490
Motorola Solutions, Inc.	291	25,241
Mylan NV (c)	1,687	65,489
Nasdaq, Inc.	351	25,093
National Oilwell Varco, Inc.	3,308	108,966
National Retail Properties, Inc. REIT	656	25,650
Navient Corp.	1,544	25,708
NetApp, Inc.	1,031	41,292
Netflix, Inc. (c)	1,573	235,022
New York Community Bancorp, Inc.	1,440	18,907
Newell Brands, Inc.	1,704	91,368
News Corp. Class A	2,690	36,853
Nielsen Holdings PLC	1,772	68,506
NIKE, Inc. Class B	4,912	289,808
Nordstrom, Inc.	392	18,749
Norfolk Southern Corp.	500	60,850
Northern Trust Corp.	850	82,628
Northrop Grumman Corp.	694	178,157
Nuance Communications, Inc. (c)	899	15,652
NVIDIA Corp.	1,942	280,736
O’Reilly Automotive, Inc. (c)	357	78,090
Omnicom Group, Inc.	743	61,595
ONEOK, Inc.	2,883	150,377
Oracle Corp.	11,489	576,058
PACCAR, Inc.	1,687	111,409
Palo Alto Networks, Inc. (c)	337	45,094

Park Hotels & Resorts, Inc. REIT	13	350
Parker-Hannifin Corp.	555	88,700
Parsley Energy, Inc. Class A (c)	6,604	183,261
Paychex, Inc.	1,131	64,399
PayPal Holdings, Inc. (c)	4,127	221,496
PepsiCo, Inc.	5,229	603,897
Perrigo Co. PLC	493	37,231
Pfizer, Inc.	22,015	739,484
PG&E Corp.	1,856	123,183
Philip Morris International, Inc.	5,887	691,428
Phillips 66	2,081	172,078
Pioneer Natural Resources Co.	1,333	212,720
PNC Financial Services Group, Inc.	1,873	233,882
Polaris Industries, Inc.	187	17,247
PPG Industries, Inc.	1,606	176,596
Priceline Group, Inc. (c)	187	349,787
Principal Financial Group, Inc.	1,189	76,179
Procter & Gamble Co.	9,084	791,671
Progressive Corp.	1,087	47,926
Prologis, Inc. REIT	2,268	132,996
Prudential Financial, Inc.	2,282	246,775
Public Storage REIT	561	116,985
PulteGroup, Inc.	1,687	41,382
PVH Corp.	340	38,930
Qorvo, Inc. (c)	504	31,913
QUALCOMM, Inc.	5,529	305,311
Quest Diagnostics, Inc.	510	56,692
Quintiles IMS Holdings, Inc. (c)	434	38,843
Ralph Lauren Corp.	289	21,328
Raymond James Financial, Inc.	459	36,821
Raytheon Co.	1,270	205,080
Realty Income Corp. REIT	1,037	57,222
Red Hat, Inc. (c)	476	45,577
Regency Centers Corp. REIT	200	12,528
Regeneron Pharmaceuticals, Inc. (c)	255	125,241
Regions Financial Corp.	5,810	85,058
Reinsurance Group of America, Inc.	260	33,381
ResMed, Inc.	425	33,095
Reynolds American, Inc.	3,500	227,640
Robert Half International, Inc.	561	26,889
Rockwell Automation, Inc.	705	114,182
Rockwell Collins, Inc.	858	90,159
Roper Technologies, Inc.	461	106,735
Ross Stores, Inc.	1,439	83,073
Royal Caribbean Cruises, Ltd.	85	9,285
S&P Global, Inc.	833	121,610
Sabre Corp.	470	10,232
salesforce.com, Inc. (c)	2,386	206,628
SBA Communications Corp. REIT (c)	335	45,191
Schlumberger, Ltd.	7,423	488,730
Scripps Networks Interactive, Inc. Class A	392	26,778
Seagate Technology PLC	952	36,890
Sealed Air Corp.	1,118	50,042
Seattle Genetics, Inc. (c)	260	13,452
Sensata Technologies Holding NV (c)	734	31,356
ServiceNow, Inc. (c)	612	64,872
Sherwin-Williams Co.	530	186,009
Shire PLC	3,229	177,755
Signature Bank (c)	132	18,946

See accompanying notes to schedule of investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Signet Jewelers, Ltd.	255	$16,126
Simon Property Group, Inc. REIT	1,220	197,347
Sirius XM Holdings, Inc.	4,726	25,851
Skyworks Solutions, Inc.	645	61,888
SL Green Realty Corp. REIT	387	40,945
Snap-on, Inc.	340	53,720
Splunk, Inc. (c)	471	26,795
Sprint Corp. (c)	5,133	42,142
Stanley Black & Decker, Inc.	773	108,784
Staples, Inc.	3,362	33,855
Starbucks Corp.	5,396	314,641
State Street Corp. (h)	1,555	139,530
Stryker Corp.	1,323	183,606
SunTrust Banks, Inc.	2,211	125,408
SVB Financial Group (c)	100	17,579
Symantec Corp.	2,182	61,641
Synchrony Financial	3,084	91,965
Synopsys, Inc. (c)	356	25,963
Sysco Corp.	2,169	109,166
T Rowe Price Group, Inc.	828	61,446
T-Mobile US, Inc. (c)	738	44,738
Targa Resources Corp.	1,955	88,366
Target Corp.	1,687	88,213
TD Ameritrade Holding Corp.	1,019	43,807
Teleflex, Inc.	132	27,424
Tesla, Inc. (c)	453	163,809
Texas Instruments, Inc.	3,362	258,639
Textron, Inc.	1,019	47,995
Thermo Fisher Scientific, Inc.	1,423	248,271
Thomson Reuters Corp.	90	4,161
Tiffany & Co.	544	51,065
Time Warner, Inc.	2,838	284,964
TJX Cos., Inc.	2,375	171,404
Toll Brothers, Inc.	1,010	39,905
Total System Services, Inc.	569	33,144
Tractor Supply Co.	425	23,039
TransDigm Group, Inc.	219	58,883
Travelers Cos., Inc.	1,130	142,979
Trimble, Inc. (c)	899	32,067
TripAdvisor, Inc. (c)	391	14,936
Twenty-First Century Fox, Inc. Class A	3,185	90,263
Twenty-First Century Fox, Inc. Class B	1,839	51,253
Twitter, Inc. (c)	2,397	42,834
UDR, Inc. REIT	348	13,562
Ulta Salon Cosmetics & Fragrance, Inc. (c)	172	49,422
Under Armour, Inc. Class A (b) (c)	902	19,628
Under Armour, Inc. Class C (c)	512	10,322
Union Pacific Corp.	2,402	261,602
United Parcel Service, Inc. Class B	1,241	137,242
United Rentals, Inc. (c)	459	51,734
United Technologies Corp.	3,252	397,102
United Therapeutics Corp. (c)	132	17,124
UnitedHealth Group, Inc.	3,520	652,678
Universal Health Services, Inc. Class B	285	34,793
Unum Group	1,163	54,231
US Bancorp	5,810	301,655
Valero Energy Corp.	434	29,278
Vantiv, Inc. Class A (c)	470	29,770
Varian Medical Systems, Inc. (c)	225	23,218
Veeva Systems, Inc. Class A (c)	374	22,930
Ventas, Inc. REIT	1,314	91,297

VEREIT, Inc. REIT	7,431	60,488
Verisk Analytics, Inc. (c)	527	44,463
Verizon Communications, Inc.	14,549	649,758
Vertex Pharmaceuticals, Inc. (c)	866	111,601
VF Corp.	1,241	71,482
Viacom, Inc. Class B	1,291	43,339
Visa, Inc. Class A	6,888	645,957
VMware, Inc. Class A (c)	306	26,754
Vornado Realty Trust REIT	388	36,433
Voya Financial, Inc.	1,528	56,368
Vulcan Materials Co.	500	63,340
W.W. Grainger, Inc.	323	58,311
WABCO Holdings, Inc. (c)	260	33,153
Wabtec Corp.	429	39,253
Wal-Mart Stores, Inc.	5,345	404,510
Walgreens Boots Alliance, Inc.	3,552	278,157
Walt Disney Co.	5,471	581,294
Waters Corp. (c)	157	28,863
Weatherford International PLC (c)	7,507	29,052
Wells Fargo & Co.	17,086	946,735
Welltower, Inc. REIT	1,545	115,643
Western Digital Corp.	1,097	97,194
Western Union Co.	1,687	32,137
WestRock Co.	638	36,149
Weyerhaeuser Co. REIT	640	21,440
Whirlpool Corp.	204	39,090
Whole Foods Market, Inc.	1,031	43,415
Williams Cos., Inc.	1,530	46,328
Willis Towers Watson PLC	418	60,802
Workday, Inc. Class A (c)	456	44,232
Wyndham Worldwide Corp.	208	20,885
Wynn Resorts, Ltd.	289	38,761
Xerox Corp.	1,261	36,229
Xilinx, Inc.	1,031	66,314
Xylem, Inc.	918	50,885
Yum China Holdings, Inc. (c)	910	35,881
Zillow Group, Inc. Class C (c)	564	27,642
Zimmer Biomet Holdings, Inc.	782	100,409
Zions Bancorp	700	30,737
Zoetis, Inc.	1,398	87,207

		72,246,250

TOTAL COMMON STOCKS (Cost $123,447,992)		139,174,978

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (i) (j)	39,829	39,829
State Street Navigator Securities Lending Government Money Market Portfolio (i) (k)	874,735	874,735

TOTAL SHORT-TERM INVESTMENTS (Cost $914,564)		914,564

TOTAL INVESTMENTS — 100.2% (Cost $124,362,556)		140,089,542
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(348,378)

NET ASSETS — 100.0%		$139,741,164

See accompanying notes to schedule of investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	Non-income producing security.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $234,717 representing 0.2% of net assets.
(h)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2017.
(k)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Argentina	$33,116	$—	$—		$33,116
Australia	3,187,813	—	—		3,187,813
Austria	88,818	—	—		88,818
Belgium	510,130	—	—		510,130
Bermuda	31,685	—	—		31,685
Brazil	1,122,040	—	—		1,122,040
Canada	4,870,047	—	—		4,870,047
Chile	369,865	—	—		369,865
China	4,284,524	—	—		4,284,524
Colombia	253,994	—	—		253,994
Czech Republic	19,083	—	—		19,083
Denmark	797,469	—	—		797,469
Finland	500,892	—	—		500,892
France	4,773,212	—	—		4,773,212
Germany	4,250,513	—	—		4,250,513
Greece	36,810	—	—		36,810
Hong Kong	1,660,904	—	0	(a)	1,660,904
India	1,300,305	—	—		1,300,305
Indonesia	402,987	—	—		402,987
Ireland	206,453	—	—		206,453
Israel	250,439	—	—		250,439
Italy	973,782	—	—		973,782
Japan	10,675,626	—	—		10,675,626
Jordan	13,366	—	—		13,366
Luxembourg	77,833	—	—		77,833
Macau	15,122	—	—		15,122
Malaysia	400,426	—	—		400,426
Mexico	554,944	—	—		554,944
Netherlands	1,490,884	—	—		1,490,884
New Zealand	153,410	—	—		153,410

See accompanying notes to schedule of investments

SPDR MSCI ACWI Low Carbon Target ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Norway	$288,102	$—	$—	$288,102
Peru	199,827	—	—	199,827
Philippines	60,582	—	—	60,582
Poland	186,053	—	—	186,053
Portugal	19,784	—	—	19,784
Qatar	131,604	—	—	131,604
Romania	17,919	—	—	17,919
Russia	428,742	—	—	428,742
Singapore	938,786	—	—	938,786
South Africa	974,201	—	—	974,201
South Korea	2,327,257	9,067	—	2,336,324
Spain	1,806,262	—	—	1,806,262
Sweden	1,411,223	—	—	1,411,223
Switzerland	4,057,282	—	—	4,057,282
Taiwan	1,904,335	—	—	1,904,335
Thailand	46,392	225,650	—	272,042
Turkey	178,782	—	—	178,782
United Arab Emirates	84,941	—	—	84,941
United Kingdom	8,325,445	—	—	8,325,445
United States	72,246,250	—	—	72,246,250
Short-Term Investments	914,564	—	—	914,564

TOTAL INVESTMENTS	$139,854,825	$234,717	$0	$140,089,542

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2017.

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Corp.	1,287	$89,614	368	100	1,555	$139,530	$1,773	$(93)
State Street Institutional Liquid Reserves Fund, Premier Class	241,790	241,790	45,145	286,935	—	—	10	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,933,436	2,893,607	39,829	39,829	534	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	2,509,473	2,509,473	—	—	490	—
State Street Navigator Securities Lending Government Money Market Portfolio*	—	—	874,735	—	874,735	874,735	1,362	—

TOTAL		$331,404				$1,054,094	$4,169	$(93)

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 6.4%
Alumina, Ltd. (a)	6,624	$9,755
Amcor, Ltd.	3,130	38,918
AMP, Ltd.	8,010	31,888
APA Group	3,012	21,186
Aristocrat Leisure, Ltd.	1,460	25,265
ASX, Ltd.	520	21,383
Aurizon Holdings, Ltd.	5,550	22,818
Australia & New Zealand Banking Group, Ltd.	7,890	173,814
Bank of Queensland, Ltd.	1,063	9,336
Bendigo & Adelaide Bank, Ltd.	1,287	10,938
BlueScope Steel, Ltd.	1,684	17,064
Boral, Ltd.	2,929	15,614
Brambles, Ltd.	4,300	32,093
Caltex Australia, Ltd.	710	17,215
Challenger, Ltd.	1,540	15,758
CIMIC Group, Ltd.	270	8,044
Coca-Cola Amatil, Ltd.	1,540	10,903
Cochlear, Ltd.	160	19,078
Commonwealth Bank of Australia	4,640	294,730
Computershare, Ltd.	1,260	13,666
Crown Resorts, Ltd.	982	9,250
CSL, Ltd.	1,230	130,227
Dexus REIT	2,620	19,052
Domino’s Pizza Enterprises, Ltd. (a)	170	6,791
Fortescue Metals Group, Ltd.	4,220	16,897
Goodman Group REIT	4,814	29,061
GPT Group REIT	4,874	17,908
Healthscope, Ltd.	4,694	7,957
Incitec Pivot, Ltd.	4,570	11,953
Insurance Australia Group, Ltd.	6,574	34,189
LendLease Group	1,490	19,029
Macquarie Group, Ltd.	840	57,022
Medibank Pvt, Ltd.	7,450	16,001
Mirvac Group REIT	10,030	16,387
National Australia Bank, Ltd.	7,162	162,556
Newcrest Mining, Ltd.	2,080	32,165
Orica, Ltd.	1,012	16,053
QBE Insurance Group, Ltd.	3,720	33,699
Ramsay Health Care, Ltd.	380	21,453
REA Group, Ltd.	140	7,131
Scentre Group REIT	14,414	44,778
SEEK, Ltd.	890	11,544
Sonic Healthcare, Ltd.	1,075	19,971
Stockland REIT (a)	6,666	22,396
Suncorp Group, Ltd.	3,480	39,560
Sydney Airport	2,962	16,108
Tabcorp Holdings, Ltd.	2,250	7,542
Tatts Group, Ltd.	3,970	12,729
Telstra Corp., Ltd.	11,580	38,194
Transurban Group Stapled Security	5,510	50,083
Treasury Wine Estates, Ltd.	2,000	20,189
Vicinity Centres REIT	9,112	17,963
Wesfarmers, Ltd.	3,052	93,922
Westfield Corp. REIT	5,340	32,891
Westpac Banking Corp.	9,032	211,373
Woolworths, Ltd.	3,505	68,665

		2,182,155

AUSTRIA — 0.2%
ANDRITZ AG	200	12,031
Erste Group Bank AG (b)	820	31,354
Raiffeisen Bank International AG (b)	320	8,066
Voestalpine AG	310	14,426

		65,877

BELGIUM — 1.2%
Ageas	540	21,717
Anheuser-Busch InBev SA	2,024	223,253
Colruyt SA	180	9,469
Groupe Bruxelles Lambert SA	220	21,150
KBC Group NV	690	52,263
Proximus SADP	410	14,323
Solvay SA	200	26,803
Telenet Group Holding NV (b)	140	8,806
UCB SA	340	23,356
Umicore SA	260	18,060

		419,200

CHILE — 0.0% (c)
Antofagasta PLC	1,060	11,008

DENMARK — 2.0%
AP Moeller - Maersk A/S Class A	10	19,068
AP Moeller - Maersk A/S Class B	20	40,161
Carlsberg A/S Class B	290	30,941
Chr Hansen Holding A/S	270	19,612
Coloplast A/S Class B	320	26,704
Danske Bank A/S	1,870	71,830
DONG Energy A/S (d)	541	24,391
DSV A/S	510	31,294
Genmab A/S (b)	150	31,961
ISS A/S	450	17,651
Novo Nordisk A/S Class B	4,977	212,859
Novozymes A/S Class B	630	27,534
Pandora A/S	300	27,958
TDC A/S	2,010	11,674
Vestas Wind Systems A/S	610	56,239
William Demant Holding A/S (b)	320	8,271

		658,148

FINLAND — 1.1%
Elisa Oyj	380	14,706
Fortum Oyj	1,200	18,792
Kone Oyj Class B	920	46,736
Metso Oyj	310	10,734
Neste Oyj	350	13,768
Nokia Oyj	15,800	96,501
Nokian Renkaat Oyj	310	12,813
Orion Oyj Class B	280	17,852
Sampo Oyj Class A	1,210	61,924
Stora Enso Oyj Class R	1,490	19,220
UPM-Kymmene Oyj	1,440	40,994
Wartsila Oyj Abp	400	23,609

		377,649

FRANCE — 9.9%
Accor SA	472	22,096
Aeroports de Paris	80	12,893
Air Liquide SA	1,050	129,578
Airbus SE	1,590	130,570

See accompanying notes to schedule of investments

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Alstom SA (b)	410	$14,314
Arkema SA	180	19,181
Atos SE	240	33,642
AXA SA	5,260	143,683
BNP Paribas SA	2,857	205,484
Bollore SA	2,375	10,784
Bouygues SA	570	24,002
Bureau Veritas SA	730	16,132
Capgemini SE	440	45,407
Carrefour SA	1,490	37,642
Casino Guichard Perrachon SA	150	8,872
Christian Dior SE	150	42,831
Cie de Saint-Gobain	1,340	71,496
Cie Generale des Etablissements Michelin	490	65,052
CNP Assurances	460	10,312
Credit Agricole SA	2,864	46,009
Danone SA	1,648	123,698
Dassault Systemes SE	352	31,512
Edenred	578	15,050
Eiffage SA	160	14,519
Essilor International SA	561	71,279
Eurazeo SA	115	8,616
Eutelsat Communications SA	470	11,986
Fonciere Des Regions	92	8,522
Gecina SA REIT	110	17,232
Groupe Eurotunnel SE	1,257	13,388
Hermes International	70	34,542
ICADE REIT	100	8,383
Iliad SA	70	16,535
Imerys SA	100	8,685
Ingenico Group SA	153	13,871
Ipsen SA	101	13,806
JCDecaux SA	200	6,551
Kering	210	71,424
Klepierre REIT	600	24,557
L’Oreal SA	685	142,505
Lagardere SCA	320	10,092
Legrand SA	730	50,997
LVMH Moet Hennessy Louis Vuitton SE	755	187,981
Natixis SA	2,540	17,026
Orange SA	5,380	85,231
Pernod Ricard SA	580	77,563
Peugeot SA	1,310	26,095
Publicis Groupe SA	510	37,990
Remy Cointreau SA	60	6,997
Renault SA (a)	458	41,398
Rexel SA	830	13,561
Safran SA	850	77,790
Sanofi	3,130	299,017
Schneider Electric SE	1,510	115,854
SCOR SE	440	17,419
Societe BIC SA	80	9,480
Societe Generale SA	2,080	111,761
Sodexo SA	260	33,569
Suez Environment Co.	964	17,828
Thales SA	290	31,171
Unibail-Rodamco SE REIT	270	67,949
Valeo SA	650	43,733

Veolia Environnement SA	1,220	25,742
Vinci SA	1,360	115,917
Vivendi SA	3,150	70,022
Wendel SA	80	11,825
Zodiac Aerospace	563	15,251

		3,365,900

GERMANY — 10.1%
adidas AG	510	97,577
Allianz SE	1,230	241,856
Axel Springer SE	120	7,199
BASF SE	2,479	229,276
Bayer AG	2,240	289,207
Bayerische Motoren Werke AG	900	83,434
Bayerische Motoren Werke AG Preference Shares	150	12,349
Beiersdorf AG	270	28,344
Brenntag AG	420	24,277
Commerzbank AG (b)	2,884	34,308
Continental AG	300	64,652
Covestro AG (d)	190	13,698
Daimler AG	2,610	188,642
Deutsche Bank AG	5,271	93,334
Deutsche Boerse AG	520	54,813
Deutsche Lufthansa AG	640	14,544
Deutsche Post AG	2,630	98,448
Deutsche Telekom AG	8,724	156,416
Deutsche Wohnen AG	920	35,141
Evonik Industries AG	440	14,044
Fraport AG Frankfurt Airport Services Worldwide	110	9,698
Fresenius Medical Care AG & Co. KGaA	600	57,600
Fresenius SE & Co. KGaA	1,100	94,171
Fuchs Petrolub SE Preference Shares	190	10,331
GEA Group AG	490	20,024
Hannover Rueck SE	160	19,152
HeidelbergCement AG	380	36,688
Henkel AG & Co. KGaA	280	33,820
Henkel AG & Co. KGaA Preference Shares	480	65,969
HOCHTIEF AG	60	10,977
HUGO BOSS AG	180	12,585
Infineon Technologies AG	3,062	64,556
Innogy SE (d)	453	17,807
KS AG (a)	520	13,297
Lanxess AG	250	18,902
Linde AG	500	94,552
MAN SE	100	10,706
Merck KGaA	350	42,215
METRO AG	480	16,180
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	440	88,600
OSRAM Licht AG	240	19,093
Porsche Automobil Holding SE Preference Shares	410	23,003
ProSiebenSat.1 Media SE	600	25,074
RWE AG (b)	1,320	26,264
SAP SE	2,657	277,134
Schaeffler AG Preference Shares	450	6,436

See accompanying notes to schedule of investments

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Siemens AG	2,070	$284,139
Symrise AG	330	23,343
Telefonica Deutschland Holding AG	2,020	10,075
ThyssenKrupp AG	992	28,144
TUI AG	1,350	19,623
United Internet AG	330	18,121
Volkswagen AG	57	8,825
Volkswagen AG Preference Shares	500	76,046
Vonovia SE	1,301	51,586
Zalando SE (b) (d)	230	10,496

		3,426,791

HONG KONG — 3.6%
AIA Group, Ltd.	32,000	233,858
ASM Pacific Technology, Ltd.	1,000	13,515
Bank of East Asia, Ltd. (a)	4,036	17,346
BOC Hong Kong Holdings, Ltd.	10,000	47,845
Cheung Kong Property Holdings, Ltd.	7,000	54,833
CK Hutchison Holdings, Ltd.	7,000	87,876
CLP Holdings, Ltd.	5,000	52,905
Galaxy Entertainment Group, Ltd.	6,000	36,431
Hang Lung Properties, Ltd.	10,000	24,979
Hang Seng Bank, Ltd.	2,000	41,837
Henderson Land Development Co., Ltd.	3,000	16,736
HKT Trust & HKT, Ltd.	10,000	13,117
Hong Kong Exchanges & Clearing, Ltd.	3,032	78,379
Hongkong Land Holdings, Ltd.	3,000	22,080
Jardine Matheson Holdings, Ltd.	800	51,360
Jardine Strategic Holdings, Ltd.	500	20,845
Li & Fung, Ltd.	20,000	7,276
Link REIT	5,000	38,046
Melco Resorts & Entertainment, Ltd. ADR	510	11,450
MTR Corp., Ltd.	5,000	28,150
New World Development Co., Ltd.	21,045	26,716
NWS Holdings, Ltd.	6,530	12,848
Power Assets Holdings, Ltd.	5,000	44,162
Sands China, Ltd.	8,000	36,636
Sino Land Co., Ltd.	16,196	26,556
SJM Holdings, Ltd.	10,000	10,543
Sun Hung Kai Properties, Ltd.	4,000	58,772
Swire Properties, Ltd.	4,000	13,194
Techtronic Industries Co., Ltd.	5,000	22,994
WH Group, Ltd. (d)	15,000	15,141
Wharf Holdings, Ltd.	3,000	24,864
Wheelock & Co., Ltd.	2,000	15,090
Yue Yuen Industrial Holdings, Ltd.	3,000	12,451

		1,218,831

IRELAND — 0.7%
Bank of Ireland (b)	74,472	19,536
CRH PLC	2,250	79,489
Experian PLC	2,600	53,192
James Hardie Industries PLC	1,200	18,869
Kerry Group PLC Class A	430	36,945
Paddy Power Betfair PLC	220	23,454
Ryanair Holdings PLC ADR (b)	90	9,685

		241,170

ISRAEL — 0.6%
Azrieli Group, Ltd.	120	6,671

Bank Hapoalim BM	2,884	19,454
Bank Leumi Le-Israel BM	3,920	19,062
Bezeq The Israeli Telecommunication Corp., Ltd.	5,610	9,316
Check Point Software Technologies, Ltd. (b)	350	38,178
Israel Chemicals, Ltd.	1,380	6,513
Mizrahi Tefahot Bank, Ltd.	380	6,915
Nice, Ltd.	160	12,829
Teva Pharmaceutical Industries, Ltd.	2,470	81,680

		200,618

ITALY — 1.5%
Assicurazioni Generali SpA	3,160	51,936
Atlantia SpA	1,110	31,195
Ferrari NV	330	28,285
Intesa Sanpaolo SpA (e)	34,352	108,764
Intesa Sanpaolo SpA (e)	2,520	7,461
Leonardo SpA	1,090	18,089
Luxottica Group SpA	460	26,574
Mediobanca SpA	1,530	15,077
Poste Italiane SpA (a) (d)	1,410	9,641
Prysmian SpA	540	15,859
Recordati SpA	281	11,384
Snam SpA	6,634	28,873
Telecom Italia RSP/Milano	16,314	12,002
Telecom Italia SpA/Milano (b)	27,406	25,256
Terna Rete Elettrica Nazionale SpA	4,080	21,992
UniCredit SpA (b)	5,425	101,165
UnipolSai Assicurazioni SpA	3,062	6,674

		520,227

JAPAN — 24.7%
Aeon Co., Ltd.	2,000	30,385
Air Water, Inc.	1,000	18,370
Aisin Seiki Co., Ltd.	700	35,822
Ajinomoto Co., Inc.	2,000	43,192
Alfresa Holdings Corp.	1,000	19,286
Alps Electric Co., Ltd.	700	20,185
Amada Holdings Co., Ltd.	1,000	11,552
Asahi Glass Co., Ltd.	400	16,839
Asahi Group Holdings, Ltd.	1,000	37,629
Asahi Kasei Corp.	2,000	21,493
Asics Corp.	1,000	18,530
Astellas Pharma, Inc.	6,000	73,398
Bandai Namco Holdings, Inc.	500	17,043
Bridgestone Corp.	2,000	86,152
Brother Industries, Ltd.	1,000	23,078
Canon, Inc.	3,000	101,887
Casio Computer Co., Ltd.	1,000	15,370
Central Japan Railway Co.	400	65,183
Chubu Electric Power Co., Inc.	2,000	26,566
Chugai Pharmaceutical Co., Ltd.	800	29,939
Chugoku Bank, Ltd.	1,000	14,952
Chugoku Electric Power Co., Inc.	1,000	11,027
Concordia Financial Group, Ltd.	3,000	15,128
Credit Saison Co., Ltd.	1,000	19,527
Dai Nippon Printing Co., Ltd.	1,000	11,107
Dai-ichi Life Holdings, Inc.	3,000	54,107
Daicel Corp.	1,000	12,433

See accompanying notes to schedule of investments

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Daiichi Sankyo Co., Ltd.	2,000	$47,116
Daikin Industries, Ltd.	700	71,458
Daito Trust Construction Co., Ltd.	200	31,141
Daiwa House Industry Co., Ltd.	1,500	51,237
Daiwa Securities Group, Inc.	4,000	23,702
Denso Corp.	1,000	42,204
Dentsu, Inc. (a)	800	38,234
Disco Corp.	100	15,949
Don Quijote Holdings Co., Ltd.	300	11,374
East Japan Railway Co.	1,000	95,630
Eisai Co., Ltd.	700	38,657
FANUC Corp.	500	96,364
Fast Retailing Co., Ltd.	100	33,304
FUJIFILM Holdings Corp.	1,000	35,956
Fujitsu, Ltd.	7,000	51,572
Hakuhodo DY Holdings, Inc.	1,000	13,270
Hankyu Hanshin Holdings, Inc.	1,000	35,956
Hino Motors, Ltd.	1,000	11,098
Hitachi Metals, Ltd.	1,000	13,902
Hitachi, Ltd.	12,000	73,628
Honda Motor Co., Ltd.	4,700	128,167
Hoshizaki Corp.	100	9,042
Hoya Corp.	1,000	51,914
Hulic Co., Ltd.	1,000	10,208
IHI Corp. (b)	6,000	20,399
Iida Group Holdings Co., Ltd.	1,000	16,652
Isetan Mitsukoshi Holdings, Ltd.	1,000	10,021
Isuzu Motors, Ltd.	2,000	24,671
ITOCHU Corp.	4,000	59,416
J Front Retailing Co., Ltd.	1,000	15,344
Japan Exchange Group, Inc.	2,000	36,223
Japan Post Bank Co., Ltd.	1,000	12,798
Japan Post Holdings Co., Ltd.	1,000	12,407
Japan Real Estate Investment Corp. REIT	3	14,925
Japan Retail Fund Investment Corp. REIT	10	18,467
Japan Tobacco, Inc.	3,000	105,385
JFE Holdings, Inc.	2,000	34,719
JGC Corp.	1,000	16,216
JSR Corp.	1,000	17,239
JTEKT Corp.	1,000	14,614
Kajima Corp.	2,000	16,874
Kansai Electric Power Co., Inc.	2,000	27,537
Kansai Paint Co., Ltd.	1,000	23,006
Kao Corp.	1,300	77,195
KDDI Corp.	5,000	132,387
Keikyu Corp.	1,000	12,042
Keyence Corp.	300	131,737
Kintetsu Group Holdings Co., Ltd.	5,000	19,268
Kirin Holdings Co., Ltd.	2,000	40,744
Kobe Steel, Ltd. (b)	1,000	10,271
Koito Manufacturing Co., Ltd.	300	15,433
Komatsu, Ltd.	2,700	68,593
Konami Holdings Corp.	200	11,107
Konica Minolta, Inc.	1,000	8,295
Kubota Corp.	3,000	50,396
Kuraray Co., Ltd.	1,000	18,138
Kyocera Corp.	1,000	57,903
Kyowa Hakko Kirin Co., Ltd.	1,000	18,574
Kyushu Electric Power Co., Inc.	1,000	12,140

Kyushu Financial Group, Inc.	1,000	6,310
Kyushu Railway Co.	349	11,322
Lion Corp.	600	12,421
LIXIL Group Corp.	1,000	25,000
M3, Inc.	700	19,282
Makita Corp.	300	11,094
Marubeni Corp.	5,000	32,298
Marui Group Co., Ltd.	1,000	14,738
Mazda Motor Corp.	2,000	27,910
Medipal Holdings Corp.	1,000	18,494
MEIJI Holdings Co., Ltd.	300	24,324
MINEBEA MITSUMI, Inc.	1,000	16,064
MISUMI Group, Inc.	600	13,702
Mitsubishi Chemical Holdings Corp.	4,000	33,111
Mitsubishi Corp.	4,000	83,873
Mitsubishi Electric Corp.	5,000	71,889
Mitsubishi Estate Co., Ltd.	3,400	63,349
Mitsubishi Gas Chemical Co., Inc.	1,000	21,137
Mitsubishi Heavy Industries, Ltd.	10,000	40,922
Mitsubishi Motors Corp.	2,000	13,172
Mitsubishi Tanabe Pharma Corp.	1,000	23,104
Mitsubishi UFJ Financial Group, Inc.	34,000	228,402
Mitsui & Co., Ltd.	5,000	71,444
Mitsui Fudosan Co., Ltd.	2,000	47,713
Mizuho Financial Group, Inc.	65,000	118,823
MS&AD Insurance Group Holdings, Inc.	1,000	33,588
Murata Manufacturing Co., Ltd.	600	91,153
NEC Corp.	4,000	10,609
Nexon Co., Ltd. (b)	1,000	19,758
NGK Insulators, Ltd.	1,000	19,927
NGK Spark Plug Co., Ltd.	600	12,757
Nidec Corp.	600	61,463
Nikon Corp.	1,000	15,984
Nintendo Co., Ltd.	300	100,605
Nippon Building Fund, Inc. REIT (a)	4	20,434
Nippon Paint Holdings Co., Ltd.	600	22,695
Nippon Prologis REIT, Inc.	10	21,307
Nippon Steel & Sumitomo Metal Corp.	2,000	45,176
Nippon Telegraph & Telephone Corp.	2,000	94,518
Nippon Yusen KK (b)	6,000	11,161
Nissan Motor Co., Ltd.	7,000	69,651
Nisshin Seifun Group, Inc.	1,000	16,420
Nitori Holdings Co., Ltd.	200	26,771
Nitto Denko Corp.	400	32,894
Nomura Holdings, Inc.	10,000	59,932
Nomura Real Estate Master Fund, Inc.	10	13,679
NSK, Ltd.	1,000	12,487
NTT Data Corp.	1,500	16,687
NTT DOCOMO, Inc.	4,000	94,411
Obayashi Corp.	2,000	23,514
Odakyu Electric Railway Co., Ltd.	1,000	20,167
Olympus Corp.	1,000	36,490
Omron Corp.	800	34,710
Ono Pharmaceutical Co., Ltd.	1,000	21,814
Oriental Land Co., Ltd.	600	40,627
ORIX Corp.	4,000	61,944
Osaka Gas Co., Ltd.	8,000	32,716
Otsuka Holdings Co., Ltd.	1,000	42,631
Panasonic Corp.	6,000	81,381

See accompanying notes to schedule of investments

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Rakuten, Inc.	3,000	$35,297
Recruit Holdings Co., Ltd.	3,000	51,558
Resona Holdings, Inc.	6,000	33,028
Ricoh Co., Ltd.	2,000	17,658
Rohm Co., Ltd.	200	15,361
Ryohin Keikaku Co., Ltd.	100	24,982
Santen Pharmaceutical Co., Ltd.	1,000	13,564
SBI Holdings, Inc.	1,000	13,546
Secom Co., Ltd.	600	45,523
Sega Sammy Holdings, Inc.	1,000	13,457
Seibu Holdings, Inc.	1,000	18,485
Seiko Epson Corp.	1,000	22,241
Sekisui Chemical Co., Ltd.	1,000	17,898
Sekisui House, Ltd.	2,000	35,235
Seven & i Holdings Co., Ltd.	2,000	82,378
Seven Bank, Ltd. (a)	2,000	7,156
Sharp Corp. (a) (b)	4,000	14,845
Shimano, Inc.	100	15,824
Shimizu Corp.	1,000	10,600
Shin-Etsu Chemical Co., Ltd.	1,000	90,646
Shionogi & Co., Ltd.	1,000	55,705
Shiseido Co., Ltd.	1,000	35,546
Showa Shell Sekiyu KK	1,000	9,274
SMC Corp.	200	60,787
SoftBank Group Corp.	2,300	186,215
Sohgo Security Services Co., Ltd.	200	9,007
Sompo Holdings, Inc.	1,000	38,617
Sony Corp.	3,700	141,137
Sony Financial Holdings, Inc.	1,000	17,035
Stanley Electric Co., Ltd.	700	21,120
Start Today Co., Ltd.	700	17,226
Subaru Corp.	1,800	60,652
Sumitomo Chemical Co., Ltd.	6,000	34,496
Sumitomo Corp.	3,000	39,035
Sumitomo Dainippon Pharma Co., Ltd. (a)	1,000	13,644
Sumitomo Electric Industries, Ltd.	2,000	30,794
Sumitomo Metal Mining Co., Ltd.	1,000	13,354
Sumitomo Mitsui Financial Group, Inc.	4,000	155,892
Sumitomo Mitsui Trust Holdings, Inc.	1,000	35,769
Sumitomo Realty & Development Co., Ltd.	1,000	30,838
Sumitomo Rubber Industries, Ltd. (a)	1,000	16,874
Suntory Beverage & Food, Ltd.	300	13,937
Suruga Bank, Ltd.	1,000	24,226
Suzuki Motor Corp.	1,000	47,437
Sysmex Corp.	500	29,859
T&D Holdings, Inc.	2,000	30,429
Taisei Corp.	2,000	18,263
Takeda Pharmaceutical Co., Ltd.	2,000	101,620
TDK Corp.	200	13,154
Teijin, Ltd.	1,000	19,233
Terumo Corp.	1,000	39,382
Tohoku Electric Power Co., Inc.	1,000	13,839
Tokio Marine Holdings, Inc.	2,000	82,787
Tokyo Electric Power Co. Holdings, Inc. (b)	4,000	16,483
Tokyo Electron, Ltd.	500	67,462
Tokyo Gas Co., Ltd.	5,000	26,001
Tokyo Tatemono Co., Ltd.	1,000	13,101
Tokyu Corp.	3,000	22,882

Toppan Printing Co., Ltd.	1,000	10,965
Toray Industries, Inc.	3,900	32,638
Toshiba Corp. (a) (b)	10,000	24,190
Tosoh Corp.	2,000	20,488
Toyo Seikan Group Holdings, Ltd.	1,000	16,874
Toyota Industries Corp.	400	21,040
Toyota Motor Corp.	7,000	367,132
Toyota Tsusho Corp.	1,000	29,948
Trend Micro, Inc.	300	15,459
Unicharm Corp.	1,000	25,116
United Urban Investment Corp. REIT	10	14,284
USS Co., Ltd.	1,000	19,874
West Japan Railway Co.	400	28,252
Yahoo! Japan Corp.	4,000	17,408
Yakult Honsha Co., Ltd.	200	13,617
Yamada Denki Co., Ltd. (a)	2,000	9,932
Yamaha Corp.	600	20,719
Yamaha Motor Co., Ltd.	1,000	25,792
Yamato Holdings Co., Ltd.	1,000	20,279
Yaskawa Electric Corp.	1,000	21,191
Yokogawa Electric Corp.	1,000	16,029

		8,385,979

JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	390	7,447

LUXEMBOURG — 0.4%
ArcelorMittal (b)	1,660	37,601
Eurofins Scientific SE	29	16,311
Millicom International Cellular SA SDR	180	10,619
RTL Group SA (b)	110	8,294
SES SA	982	22,989
Tenaris SA	1,270	19,772

		115,586

MACAU — 0.1%
MGM China Holdings, Ltd. (a)	4,000	8,895
Wynn Macau, Ltd.	4,000	9,346

		18,241

MEXICO — 0.0% (c)
Fresnillo PLC	610	11,775

NETHERLANDS — 2.9%
ABN AMRO Group NV (d)	640	16,942
Aegon NV	5,083	25,920
AerCap Holdings NV (b)	450	20,894
Akzo Nobel NV	690	59,881
Altice NV Class A (b)	1,002	23,085
Altice NV Class B (b)	300	6,913
ASML Holding NV	992	129,096
Boskalis Westminster	247	8,011
EXOR NV	300	16,215
Gemalto NV	220	13,186
Heineken Holding NV	270	24,713
Heineken NV	630	61,170
ING Groep NV	10,494	180,731
Koninklijke Ahold Delhaize NV	3,460	66,061
Koninklijke DSM NV	498	36,147
Koninklijke KPN NV	9,250	29,551
Koninklijke Philips NV	2,583	91,607
Koninklijke Vopak NV	190	8,798
NN Group NV	895	31,767

See accompanying notes to schedule of investments

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

NXP Semiconductors NV (b)	800	$87,560
Randstad Holding NV	320	18,658
Wolters Kluwer NV	820	34,665

		991,571

NEW ZEALAND — 0.2%
Auckland International Airport, Ltd.	2,624	13,699
Contact Energy, Ltd.	1,940	7,401
Fletcher Building, Ltd.	1,880	10,998
Meridian Energy, Ltd.	3,470	7,393
Spark New Zealand, Ltd.	4,952	13,706

		53,197

NORWAY — 0.5%
DNB ASA	2,660	45,092
Gjensidige Forsikring ASA	550	9,356
Marine Harvest ASA (b)	1,030	17,571
Norsk Hydro ASA	3,640	20,111
Orkla ASA	2,210	22,386
Telenor ASA	2,030	33,564
Yara International ASA	480	17,970

		166,050

PORTUGAL — 0.1%
EDP - Energias de Portugal SA	6,270	20,474
Jeronimo Martins SGPS SA	690	13,450

		33,924

SINGAPORE — 1.3%
Ascendas REIT	6,000	11,374
CapitaLand Commercial Trust	6,000	7,234
CapitaLand Mall Trust REIT	7,000	10,041
CapitaLand, Ltd.	7,000	17,794
City Developments, Ltd.	1,000	7,793
ComfortDelGro Corp., Ltd.	6,000	10,023
DBS Group Holdings, Ltd.	5,073	76,416
Genting Singapore PLC	16,000	12,609
Global Logistic Properties, Ltd.	7,000	14,540
Keppel Corp., Ltd.	4,000	18,274
Oversea-Chinese Banking Corp., Ltd.	8,000	62,694
Sembcorp Industries, Ltd.	3,000	6,711
Singapore Airlines, Ltd.	1,000	7,350
Singapore Exchange, Ltd.	2,000	10,662
Singapore Press Holdings, Ltd. (a)	4,000	9,384
Singapore Technologies Engineering, Ltd.	4,000	10,691
Singapore Telecommunications, Ltd.	22,000	62,156
Suntec Real Estate Investment Trust	7,000	9,507
United Overseas Bank, Ltd.	4,071	68,360
UOL Group, Ltd.	23	128
Wilmar International, Ltd.	5,000	12,165

		445,906

SOUTH AFRICA — 0.2%
Investec PLC	1,680	12,515
Mediclinic International PLC (a)	992	9,555
Mondi PLC	992	25,951

		48,021

SPAIN — 3.5%
Abertis Infraestructuras SA	1,750	32,375
ACS Actividades de Construccion y Servicios SA	527	20,331

Aena SA (d)	180	35,075
Amadeus IT Group SA	1,180	70,455
Banco Bilbao Vizcaya Argentaria SA	18,133	150,252
Banco de Sabadell SA	14,314	29,044
Banco Santander SA	39,076	258,139
Bankia SA	3,118	15,050
Bankinter SA (a)	1,830	16,833
CaixaBank SA	8,914	42,497
Distribuidora Internacional de Alimentacion SA (a)	1,690	10,507
Enagas SA (a)	620	17,360
Endesa SA (a)	870	20,014
Ferrovial SA	1,360	30,147
Gamesa Corp. Tecnologica SA (a)	748	15,949
Gas Natural SDG SA (a)	954	22,295
Grifols SA	820	22,806
Iberdrola SA	14,998	118,596
Industria de Diseno Textil SA	2,952	113,162
Mapfre SA	2,924	10,198
Red Electrica Corp. SA (a)	1,170	24,414
Telefonica SA	12,132	125,060

		1,200,559

SWEDEN — 3.1%
Alfa Laval AB	800	16,352
Assa Abloy AB Class B	2,720	59,692
Atlas Copco AB Class A	1,820	69,697
Atlas Copco AB Class B	1,050	36,238
Boliden AB	750	20,443
Electrolux AB Series B	660	21,605
Essity AB Class B (b)	1,650	45,091
Getinge AB Class B	550	10,753
Hennes & Mauritz AB Class B (a)	2,570	63,956
Hexagon AB Class B	710	33,713
Husqvarna AB Class B	1,120	11,114
ICA Gruppen AB (a)	220	8,180
Industrivarden AB Class C	440	10,538
Investor AB Class B	1,230	59,206
Kinnevik AB Class B	650	19,875
Nordea Bank AB	8,230	104,600
Sandvik AB	2,884	45,305
Securitas AB Class B	860	14,479
Skandinaviska Enskilda Banken AB Class A	4,120	49,775
Skanska AB Class B	930	22,041
SKF AB Class B	1,070	21,655
Svenska Handelsbanken AB Class A	4,100	58,623
Swedbank AB Class A	2,450	59,634
Swedish Match AB	510	17,940
Tele2 AB Class B	968	10,122
Telefonaktiebolaget LM Ericsson Class B	8,310	59,360
Telia Co. AB	7,032	32,340
Volvo AB Class B	4,180	71,165

		1,053,492

SWITZERLAND — 9.5%
ABB, Ltd.	5,320	131,549
Adecco Group AG	450	34,256
Baloise Holding AG	140	21,666
Barry Callebaut AG (b)	10	13,763
Chocoladefabriken Lindt & Spruengli AG	3	17,418

See accompanying notes to schedule of investments

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Cie Financiere Richemont SA	1,410	$116,316
Coca-Cola HBC AG (b)	490	14,372
Credit Suisse Group AG (b)	6,261	90,615
Dufry AG (b)	120	19,686
EMS-Chemie Holding AG	20	14,765
Geberit AG	100	46,698
Givaudan SA	29	58,082
Julius Baer Group, Ltd. (b)	610	32,135
Kuehne + Nagel International AG	150	25,061
LafargeHolcim, Ltd. (b)	1,230	70,513
Lonza Group AG (b)	180	38,964
Nestle SA	8,274	721,000
Novartis AG	5,999	499,891
Pargesa Holding SA	90	6,856
Partners Group Holding AG	50	31,040
Roche Holding AG	1,887	481,184
Schindler Holding AG (e)	120	25,425
Schindler Holding AG (e)	60	12,455
SGS SA	18	43,644
Sika AG	8	51,459
Sonova Holding AG	140	22,762
STMicroelectronics NV (a)	1,730	24,802
Swatch Group AG (e)	80	29,581
Swatch Group AG (e)	130	9,509
Swiss Life Holding AG (b)	90	30,412
Swiss Prime Site AG (b)	190	17,281
Swiss Re AG	910	83,289
Swisscom AG	70	33,821
UBS Group AG (b)	9,900	167,886
Vifor Pharma AG	100	11,037
Wolseley PLC	690	42,241
Zurich Insurance Group AG	410	119,491

		3,210,925

UNITED KINGDOM — 15.3%
3i Group PLC	2,630	30,832
Aberdeen Asset Management PLC	2,500	9,807
Admiral Group PLC	580	15,090
Ashtead Group PLC	1,360	28,071
Associated British Foods PLC	964	36,764
AstraZeneca PLC	3,396	226,517
Auto Trader Group PLC (d)	2,720	13,426
Aviva PLC	10,982	75,034
Babcock International Group PLC	690	7,892
BAE Systems PLC	8,584	70,636
Barclays PLC	42,783	112,674
Barratt Developments PLC	2,720	19,909
Berkeley Group Holdings PLC	360	15,090
British American Tobacco PLC	4,973	338,099
British Land Co. PLC REIT	2,660	20,921
BT Group PLC	22,842	87,454
Bunzl PLC	910	27,045
Burberry Group PLC	1,200	25,891
Capita PLC	1,810	16,258
Carnival PLC	510	33,653
CNH Industrial NV	2,780	31,438
Cobham PLC	6,468	10,889
Coca-Cola European Partners PLC	600	24,328
Compass Group PLC	4,279	90,040
ConvaTec Group PLC (b) (d)	3,137	13,007

Croda International PLC	350	17,663
DCC PLC	240	21,791
Diageo PLC	6,692	197,191
Direct Line Insurance Group PLC	3,730	17,219
Dixons Carphone PLC	2,660	9,799
easyJet PLC	430	7,591
Fiat Chrysler Automobiles NV (b)	2,798	29,455
G4S PLC	4,200	17,807
GKN PLC	4,640	19,648
GlaxoSmithKline PLC	13,086	278,003
Hammerson PLC REIT	2,150	16,044
Hargreaves Lansdown PLC	710	12,008
HSBC Holdings PLC	54,608	504,830
IMI PLC	740	11,487
Imperial Brands PLC	2,540	113,777
Inmarsat PLC	1,220	12,194
InterContinental Hotels Group PLC	488	27,048
International Consolidated Airlines Group SA	2,190	17,357
Intertek Group PLC	440	24,102
Intu Properties PLC REIT (a)	2,550	8,914
ITV PLC	9,820	23,139
J Sainsbury PLC	4,440	14,516
Johnson Matthey PLC	520	19,392
Kingfisher PLC	6,160	24,061
Land Securities Group PLC REIT	2,140	28,159
Legal & General Group PLC	16,104	54,032
Lloyds Banking Group PLC	192,131	165,090
London Stock Exchange Group PLC	860	40,729
Marks & Spencer Group PLC (a)	4,400	19,049
Meggitt PLC	2,100	13,009
Merlin Entertainments PLC (d)	1,920	11,984
National Grid PLC	9,227	114,077
Next PLC	380	19,033
Old Mutual PLC	13,350	33,537
Pearson PLC	2,230	20,030
Persimmon PLC	840	24,463
Provident Financial PLC	400	12,641
Prudential PLC	6,912	158,109
Randgold Resources, Ltd.	250	22,098
Reckitt Benckiser Group PLC	1,685	170,371
RELX NV	2,700	55,431
RELX PLC	2,962	63,868
Rolls-Royce Holdings PLC (b)	4,982	57,660
Royal Bank of Scotland Group PLC (b)	9,577	30,752
Royal Mail PLC	2,440	13,350
RSA Insurance Group PLC	2,770	22,146
Sage Group PLC	2,924	26,131
Schroders PLC	370	14,918
Segro PLC REIT	2,731	17,354
Severn Trent PLC	650	18,423
Sky PLC	2,800	36,152
Smith & Nephew PLC	2,420	41,651
Smiths Group PLC	1,070	22,196
St James’s Place PLC	1,420	21,802
Standard Chartered PLC (b)	7,932	80,077
Standard Life PLC	5,350	27,735
Tate & Lyle PLC	1,260	10,835
Taylor Wimpey PLC	8,832	20,214
Tesco PLC (b)	22,124	48,510
Travis Perkins PLC	446	8,429

See accompanying notes to schedule of investments

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Unilever NV	4,436	$244,474
Unilever PLC	3,470	187,281
United Utilities Group PLC	1,850	20,847
Vodafone Group PLC	71,561	202,408
Weir Group PLC	590	13,266
Whitbread PLC	490	25,249
Wm Morrison Supermarkets PLC	6,010	18,830
Worldpay Group PLC (d)	4,874	19,930
WPP PLC	3,490	73,168

		5,175,299

UNITED STATES — 0.5%
Mobileye NV (b)	470	29,516
QIAGEN NV (b)	587	19,499
Shire PLC	2,413	132,835

		181,850

TOTAL COMMON STOCKS (Cost $29,927,513)		33,787,396

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
ACS Actividades de Construccion y Servicios SA (expiring 7/17/17) (b) (Cost $444)	527	421

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (f) (g)	1,044	1,044
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	217,035	217,035

TOTAL SHORT-TERM INVESTMENTS (Cost $218,079)		218,079

TOTAL INVESTMENTS — 100.2% (Cost $30,146,036)		34,005,896
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(82,273)

NET ASSETS — 100.0%		$33,923,623

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2017.
(h)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$2,182,155	$—	$—	$2,182,155
Austria	65,877	—	—	65,877
Belgium	419,200	—	—	419,200
Chile	11,008	—	—	11,008
Denmark	658,148	—	—	658,148
Finland	377,649	—	—	377,649
France	3,365,900	—	—	3,365,900
Germany	3,426,791	—	—	3,426,791
Hong Kong	1,218,831	—	—	1,218,831

See accompanying notes to schedule of investments

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Ireland	$241,170	$—	$—	$241,170
Israel	200,618	—	—	200,618
Italy	520,227	—	—	520,227
Japan	8,385,979	—	—	8,385,979
Jordan	7,447	—	—	7,447
Luxembourg	115,586	—	—	115,586
Macau	18,241	—	—	18,241
Mexico	11,775	—	—	11,775
Netherlands	991,571	—	—	991,571
New Zealand	53,197	—	—	53,197
Norway	166,050	—	—	166,050
Portugal	33,924	—	—	33,924
Singapore	445,906	—	—	445,906
South Africa	48,021	—	—	48,021
Spain	1,200,559	—	—	1,200,559
Sweden	1,053,492	—	—	1,053,492
Switzerland	3,210,925	—	—	3,210,925
United Kingdom	5,175,299	—	—	5,175,299
United States	181,850	—	—	181,850
Rights
Spain	421	—	—	421
Short-Term Investments	218,079	—	—	218,079

TOTAL INVESTMENTS	$34,005,896	$—	$—	$34,005,896

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
	—	$—	—	—	217,035	$217,035	$—	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	780,371	779,327	1,044	1,044	133	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	267,924	267,924	—	—	42	—

TOTAL		$—				$218,079	$175	$—

See accompanying notes to schedule of investments

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 92.7%
BRAZIL — 6.3%
Ambev SA	18,534	$102,424
Banco Bradesco SA Preference Shares	14,673	124,665
Banco do Brasil SA	3,458	27,971
BB Seguridade Participacoes SA	2,965	25,639
BM&FBovespa SA	8,334	49,678
BRF SA	2,965	35,080
CCR SA	4,701	23,978
Cia de Saneamento Basico do Estado de Sao Paulo	2,470	23,602
Cielo SA	4,857	36,062
Embraer SA	4,939	22,554
Equatorial Energia SA	1,483	24,251
Itau Unibanco Holding SA Preference Shares	11,362	126,025
Itausa - Investimentos Itau SA	3	8
Itausa - Investimentos Itau SA Preference Shares	17,905	48,745
Kroton Educacional SA	5,927	26,601
Lojas Americanas SA Preference Shares	4,121	17,413
Lojas Renner SA	4,032	33,320
Raia Drogasil SA	988	20,907
Telefonica Brasil SA Preference Shares	2,470	33,472
Ultrapar Participacoes SA	1,483	34,698
Vale SA	8,399	73,514
Vale SA Preference Shares	4,446	36,110
WEG SA	4,446	23,751

		970,468

CHILE — 1.0%
Banco Santander Chile	576,644	36,643
Cencosud SA	8,087	21,451
Empresas CMPC SA	13,680	32,654
Enel Americas SA	148,006	28,035
SACI Falabella	4,866	39,926

		158,709

CHINA — 28.0%
58.com, Inc. ADR (a)	550	24,261
AAC Technologies Holdings, Inc.	1,000	12,502
Agricultural Bank of China, Ltd. Class H	60,000	28,361
Alibaba Group Holding, Ltd. ADR (a)	4,020	566,418
Anhui Conch Cement Co., Ltd. Class H	10,000	34,779
Baidu, Inc. ADR (a)	990	177,071
Bank of China, Ltd. Class H	260,000	127,561
Bank of Communications Co., Ltd. Class H	35,000	24,704
Beijing Enterprises Holdings, Ltd.	5,000	24,115
Beijing Enterprises Water Group, Ltd. (a)	40,000	31,051
Belle International Holdings, Ltd.	35,000	27,618
Brilliance China Automotive Holdings, Ltd.	20,000	36,431
Byd Co., Ltd. Class H	5,000	30,680
CGN Power Co., Ltd. Class H (b)	85,000	23,737
China Cinda Asset Management Co., Ltd. Class H	70,000	26,094
China CITIC Bank Corp., Ltd. Class H	40,000	24,493
China Communications Construction Co., Ltd. Class H	25,000	32,217
China Conch Venture Holdings, Ltd.	12,500	22,898
China Construction Bank Corp. Class H	285,000	220,875
China Everbright International, Ltd.	20,000	24,954

China Evergrande Group (a)	35,000	62,858
China Galaxy Securities Co., Ltd. Class H	27,500	24,659
China Life Insurance Co., Ltd. Class H	25,000	76,379
China Longyuan Power Group Corp., Ltd. Class H	30,000	21,828
China Mengniu Dairy Co., Ltd. (a)	15,000	29,399
China Merchants Bank Co., Ltd. Class H	10,000	30,167
China Merchants Port Holdings Co., Ltd.	10,000	27,734
China Minsheng Banking Corp., Ltd. Class H	22,500	22,453
China Mobile, Ltd.	22,500	238,793
China Overseas Land & Investment, Ltd.	10,000	29,271
China Pacific Insurance Group Co., Ltd. Class H	7,000	28,605
China Railway Group, Ltd. Class H	35,000	27,573
China Resources Beer Holdings Co., Ltd.	10,000	25,236
China Resources Gas Group, Ltd.	10,000	34,138
China Resources Land, Ltd.	10,000	29,143
China Taiping Insurance Holdings Co., Ltd.	12,000	30,406
China Telecom Corp., Ltd. Class H	50,000	23,762
China Unicom Hong Kong, Ltd. (a)	20,000	29,719
China Vanke Co., Ltd. Class H	10,000	28,310
CITIC Securities Co., Ltd. Class H	12,500	25,844
CITIC, Ltd.	15,000	22,558
Country Garden Holdings Co., Ltd.	50,000	57,965
CRRC Corp., Ltd. Class H	25,000	22,481
CSPC Pharmaceutical Group, Ltd.	20,000	29,207
Ctrip.com International, Ltd. ADR (a)	1,390	74,865
Fosun International, Ltd.	17,500	27,349
Geely Automobile Holdings, Ltd.	25,000	53,930
Great Wall Motor Co., Ltd. Class H	22,500	27,785
Guangdong Investment, Ltd.	20,000	27,567
Haitong Securities Co., Ltd. Class H	14,000	22,633
Hengan International Group Co., Ltd.	2,500	18,446
Huaneng Power International, Inc. Class H	40,000	27,772
Huatai Securities Co., Ltd. Class H (b)	12,000	23,058
Industrial & Commercial Bank of China, Ltd. Class H	245,000	165,395
JD.com, Inc. ADR (a)	2,552	100,089
Lenovo Group, Ltd.	40,000	25,261
NetEase, Inc. ADR	280	84,176
New China Life Insurance Co., Ltd. Class H	5,500	27,970
New Oriental Education & Technology Group, Inc. ADR (a)	530	37,360
PICC Property & Casualty Co., Ltd. Class H	20,000	33,408
Ping An Insurance Group Co. of China, Ltd. Class H	15,000	98,861
Semiconductor Manufacturing International Corp. (a)	20,200	23,418
Shenzhou International Group Holdings, Ltd.	5,000	32,857
Sinopharm Group Co., Ltd. Class H	6,000	27,131
TAL Education Group ADR	345	42,197
Tencent Holdings, Ltd.	20,000	715,306
Vipshop Holdings, Ltd. ADR (a)	1,745	18,410
Want Want China Holdings, Ltd.	40,000	27,003
Zhuzhou CRRC Times Electric Co., Ltd. Class H	5,000	24,531

		4,286,086

See accompanying notes to schedule of investments

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COLOMBIA — 0.6%
Bancolombia SA Preference Shares	4,026	$44,674
Grupo Argos SA	4,542	30,834
Grupo de Inversiones Suramericana SA	756	9,799
Grupo de Inversiones Suramericana SA Preference Shares	10	127

		85,434

EGYPT — 0.1%
Commercial International Bank Egypt SAE	5,221	23,039

GREECE — 0.3%
Piraeus Bank SA (a)	168,695	41,367

HONG KONG — 0.2%
Sino Biopharmaceutical, Ltd.	40,000	35,355

HUNGARY — 0.4%
OTP Bank PLC	1,095	36,566
Richter Gedeon Nyrt	1,200	31,292

		67,858

INDONESIA — 2.6%
Astra International Tbk PT	79,000	52,904
Bank Central Asia Tbk PT	47,000	64,007
Bank Mandiri Persero Tbk PT	37,000	35,397
Bank Negara Indonesia Persero Tbk PT	59,500	29,465
Bank Rakyat Indonesia Persero Tbk PT	44,500	50,919
Indofood Sukses Makmur Tbk PT	37,000	23,875
Kalbe Farma Tbk PT	185,500	22,618
Matahari Department Store Tbk PT	17,500	18,613
Telekomunikasi Indonesia Persero Tbk PT	199,500	67,660
Unilever Indonesia Tbk PT	7,500	27,462

		392,920

MALAYSIA — 2.6%
CIMB Group Holdings Bhd	22,017	33,749
DiGi.Com Bhd	20,800	24,228
Genting Bhd	13,500	29,594
Genting Malaysia Bhd	22,200	28,444
IHH Healthcare Bhd	16,500	22,102
IJM Corp. Bhd	31,500	25,390
IOI Corp. Bhd	23,200	24,050
Malayan Banking Bhd	14,149	31,741
Maxis Bhd	17,500	22,626
Petronas Chemicals Group Bhd	15,500	25,637
Petronas Gas Bhd	5,000	21,595
Public Bank Bhd	8,500	40,236
Sime Darby Bhd	14,155	31,326
Tenaga Nasional Bhd	12,500	41,175

		401,893

MEXICO — 4.1%
Alfa SAB de CV Class A	15,329	21,867
America Movil SAB de CV Series L	114,230	92,143
Cemex SAB de CV Series CPO (a)	52,973	49,901
Coca-Cola Femsa SAB de CV Series L	2,967	25,207
Fibra Uno Administracion SA de CV REIT	13,149	25,005
Fomento Economico Mexicano SAB de CV	6,427	63,475
Grupo Aeroportuario del Pacifico SAB de CV Class B	2,472	27,915
Grupo Bimbo SAB de CV Series A	8,902	22,427

Grupo Financiero Banorte SAB de CV Series O	7,912	50,441
Grupo Financiero Inbursa SAB de CV Series O	15,329	26,254
Grupo Financiero Santander Mexico SAB de CV Class B	13,845	26,841
Grupo Mexico SAB de CV Series B	15,329	43,252
Grupo Televisa SAB Series CPO	8,902	43,502
Industrias Penoles SAB de CV	1,065	24,097
Kimberly-Clark de Mexico SAB de CV Class A	10,879	23,081
Promotora y Operadora de Infraestructura SAB de CV	1,978	23,634
Wal-Mart de Mexico SAB de CV	15,439	35,937

		624,979

NETHERLANDS — 0.4%
Steinhoff International Holdings NV	10,997	56,275

PERU — 0.6%
Credicorp, Ltd.	495	88,798

PHILIPPINES — 1.4%
Aboitiz Equity Ventures, Inc.	15,870	23,950
Ayala Corp.	1,450	24,425
Ayala Land, Inc.	33,000	25,996
BDO Unibank, Inc.	12,045	29,599
JG Summit Holdings, Inc.	16,800	26,968
SM Investments Corp.	1,800	28,645
SM Prime Holdings, Inc.	46,000	30,083
Universal Robina Corp.	6,820	22,017

		211,683

POLAND — 1.1%
Bank Pekao SA	860	28,943
KGHM Polska Miedz SA	1,785	53,262
Powszechna Kasa Oszczednosci Bank Polski SA (a)	4,217	39,187
Powszechny Zaklad Ubezpieczen SA	3,822	45,957

		167,349

QATAR — 0.7%
Ezdan Holding Group QSC	4,232	14,556
Industries Qatar QSC	835	21,785
Masraf Al Rayan QSC	2,568	27,712
Qatar Insurance Co. SAQ	1,179	21,709
Qatar National Bank QPSC	799	27,722

		113,484

RUSSIA — 1.2%
Magnit PJSC GDR	1,070	36,380
Mobile TeleSystems PJSC ADR	3,462	29,012
Sberbank of Russia PJSC ADR	9,397	97,259
VTB Bank PJSC GDR	11,547	24,283

		186,934

SOUTH AFRICA — 6.4%
AngloGold Ashanti, Ltd.	1,680	16,412
Aspen Pharmacare Holdings, Ltd.	1,290	28,266
Barclays Africa Group, Ltd.	2,380	26,111
Bid Corp., Ltd.	1,410	32,200
Bidvest Group, Ltd.	2,140	25,737
Discovery, Ltd.	3,200	31,242

See accompanying notes to schedule of investments

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

FirstRand, Ltd.	11,290	$40,628
Fortress Income Fund, Ltd.	11,127	29,468
Gold Fields, Ltd.	6,072	20,822
Growthpoint Properties, Ltd. REIT	14,245	26,614
Life Healthcare Group Holdings, Ltd.	10,893	21,325
MTN Group, Ltd.	6,047	52,659
Naspers, Ltd. Class N	1,572	305,342
Nedbank Group, Ltd.	1,640	26,134
Redefine Properties, Ltd. REIT	31,599	25,371
Remgro, Ltd.	1,810	29,488
Sanlam, Ltd.	5,562	27,507
Sappi, Ltd.	4,525	30,077
Shoprite Holdings, Ltd.	1,875	28,532
SPAR Group, Ltd.	1,815	21,348
Standard Bank Group, Ltd.	4,402	48,393
Tiger Brands, Ltd.	940	26,394
Vodacom Group, Ltd.	2,385	29,901
Woolworths Holdings, Ltd.	4,598	21,634

		971,605

SOUTH KOREA — 16.9%
Amorepacific Corp.	135	35,869
AMOREPACIFIC Group	180	20,452
Celltrion, Inc. (a)	325	32,695
CJ CheilJedang Corp.	80	25,276
Coway Co., Ltd.	295	26,815
Dongbu Insurance Co., Ltd.	395	23,476
E-MART, Inc.	170	34,842
GS Holdings Corp.	543	32,367
Hana Financial Group, Inc.	1,088	43,029
Hankook Tire Co., Ltd.	485	26,960
Hyundai Engineering & Construction Co., Ltd.	672	27,047
Hyundai Glovis Co., Ltd.	160	21,955
Hyundai Heavy Industries Co., Ltd. (a)	139	21,443
Hyundai Mobis Co., Ltd.	245	53,533
Hyundai Motor Co.	495	69,005
Hyundai Motor Co. Preference Shares	290	28,641
Hyundai Steel Co.	568	30,878
Industrial Bank of Korea	2,273	28,309
Kangwon Land, Inc.	740	22,540
KB Financial Group, Inc.	1,433	72,267
Kia Motors Corp.	1,063	35,491
Korea Aerospace Industries, Ltd.	395	19,678
Korea Electric Power Corp.	938	33,449
Korea Zinc Co., Ltd.	65	25,906
KT&G Corp.	450	46,017
LG Chem, Ltd.	203	51,630
LG Corp.	450	30,403
LG Display Co., Ltd.	938	30,415
LG Electronics, Inc.	563	39,464
LG Household & Health Care, Ltd.	40	34,751
Lotte Chemical Corp.	90	27,059
NAVER Corp.	105	76,904
NCSoft Corp.	100	33,169
POSCO	280	70,236
S-Oil Corp.	345	28,585
Samsung C&T Corp.	275	35,572
Samsung Electronics Co., Ltd.	342	710,514

Samsung Electronics Co., Ltd. Preference Shares	90	146,467
Samsung Fire & Marine Insurance Co., Ltd.	115	28,294
Samsung Life Insurance Co., Ltd.	260	26,587
Samsung SDI Co., Ltd.	305	45,717
Samsung SDS Co., Ltd.	180	29,026
Shinhan Financial Group Co., Ltd.	1,533	66,055
SK Holdings Co., Ltd.	175	42,521
SK Hynix, Inc.	2,173	128,008
SK Telecom Co., Ltd.	125	29,061
Woori Bank	2,421	39,040

		2,587,418

TAIWAN — 13.8%
Advanced Semiconductor Engineering, Inc.	25,312	32,493
Asustek Computer, Inc.	5,000	47,255
AU Optronics Corp.	67,000	30,615
Catcher Technology Co., Ltd.	5,000	59,747
Cathay Financial Holding Co., Ltd.	24,000	39,527
Chang Hwa Commercial Bank, Ltd.	50,000	28,682
Cheng Shin Rubber Industry Co., Ltd.	10,000	21,269
China Development Financial Holding Corp.	100,000	29,027
China Life Insurance Co., Ltd.	30,000	29,882
China Steel Corp.	55,000	44,748
Chunghwa Telecom Co., Ltd.	9,000	31,953
Compal Electronics, Inc.	40,000	26,956
CTBC Financial Holding Co., Ltd.	55,000	36,070
Delta Electronics, Inc.	5,000	27,367
E.Sun Financial Holding Co., Ltd.	46,078	28,325
Far EasTone Telecommunications Co., Ltd.	10,000	25,477
First Financial Holding Co., Ltd.	50,000	33,448
Formosa Chemicals & Fibre Corp.	10,000	31,394
Formosa Petrochemical Corp.	10,000	34,517
Formosa Plastics Corp.	15,000	45,710
Foxconn Technology Co., Ltd.	10,000	30,177
Fubon Financial Holding Co., Ltd. (a)	24,000	38,225
Hon Hai Precision Industry Co., Ltd.	55,000	211,538
Hua Nan Financial Holdings Co., Ltd.	50,000	29,010
Lite-On Technology Corp.	20,000	32,873
MediaTek, Inc.	4,000	34,254
Mega Financial Holding Co., Ltd.	35,000	29,109
Nan Ya Plastics Corp.	20,000	49,638
Pegatron Corp.	10,000	31,328
President Chain Store Corp.	5,000	44,954
Quanta Computer, Inc.	8,000	18,935
Siliconware Precision Industries Co., Ltd.	15,000	24,236
SinoPac Financial Holdings Co., Ltd.	85,000	25,986
Taishin Financial Holding Co., Ltd.	70,000	31,870
Taiwan Cement Corp.	20,000	23,143
Taiwan Cooperative Financial Holding Co., Ltd.	55,000	29,200
Taiwan Mobile Co., Ltd.	5,000	18,820
Taiwan Semiconductor Manufacturing Co., Ltd.	90,000	616,864
Uni-President Enterprises Corp.	20,000	40,105
United Microelectronics Corp.	70,000	33,941
Yuanta Financial Holding Co., Ltd.	70,000	30,835

		2,109,503

See accompanying notes to schedule of investments

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

THAILAND — 1.9%
Advanced Info Service PCL NVDR	6,500	$33,964
Airports of Thailand PCL NVDR	21,500	29,905
Bangkok Dusit Medical Services PCL NVDR	40,500	22,891
CP ALL PCL NVDR	20,500	37,868
Kasikornbank PCL	7,000	41,110
Minor International PCL NVDR	22,200	26,304
PTT Global Chemical PCL NVDR	15,000	30,247
Siam Cement PCL	2,000	29,555
Siam Commercial Bank PCL NVDR	7,500	34,332

		286,176

TURKEY — 1.2%
Akbank TAS	11,467	31,902
BIM Birlesik Magazalar A/S	1,543	28,582
Haci Omer Sabanci Holding A/S	8,155	25,304
Turkcell Iletisim Hizmetleri A/S	7,837	25,763
Turkiye Garanti Bankasi A/S	13,219	36,739
Turkiye Is Bankasi Class C	17,214	36,406

		184,696

UNITED ARAB EMIRATES — 0.9%
Abu Dhabi Commercial Bank PJSC	14,898	28,433
Aldar Properties PJSC	35,300	22,105
DP World, Ltd.	1,333	27,886
Emaar Properties PJSC	14,110	29,888
Emirates Telecommunications Group Co. PJSC	5,044	23,758

		132,070

TOTAL COMMON STOCKS (Cost $13,584,517)		14,184,099

SHORT-TERM INVESTMENTS — 7.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	960,275	960,275
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	102,110	102,110

TOTAL SHORT-TERM INVESTMENTS (Cost $1,062,385)		1,062,385

TOTAL INVESTMENTS — 99.7% (Cost $14,646,902)		15,246,484
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		47,739

NET ASSETS — 100.0%		$15,294,223

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

At June 30, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
SGX NIFTY 50	07/27/2017	56	$1,066,072	$(14,853)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$970,468	$—	$—	$970,468
Chile	158,709	—	—	158,709
China	4,286,086	—	—	4,286,086
Colombia	85,434	—	—	85,434
Egypt	23,039	—	—	23,039
Greece	41,367	—	—	41,367
Hong Kong	35,355	—	—	35,355

See accompanying notes to schedule of investments

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Hungary	$67,858	$—	$—	$67,858
Indonesia	392,920	—	—	392,920
Malaysia	401,893	—	—	401,893
Mexico	624,979	—	—	624,979
Netherlands	56,275	—	—	56,275
Peru	88,798	—	—	88,798
Philippines	211,683	—	—	211,683
Poland	167,349	—	—	167,349
Qatar	113,484	—	—	113,484
Russia	186,934	—	—	186,934
South Africa	971,605	—	—	971,605
South Korea	2,587,418	—	—	2,587,418
Taiwan	2,109,503	—	—	2,109,503
Thailand	286,176	—	—	286,176
Turkey	184,696	—	—	184,696
United Arab Emirates	132,070	—	—	132,070
Short-Term Investments	1,062,385	—	—	1,062,385

TOTAL INVESTMENTS	$15,246,484	$—	$—	$15,246,484

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (a)	(14,853)	—	—	(14,853)

TOTAL OTHER FINANCIAL INSTRUMENTS	$(14,853)	$—	$—	$(14,853)

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	2,865,807	1,905,532	960,275	$960,275	$904	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	440,070	440,070	—	—	867	—
State Street Navigator Securities Lending Government Money Market Portfolio*	—	—	102,110	—	102,110	102,110	—	—

TOTAL		$—				$1,062,385	$1,771	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 4.8%
AGL Energy, Ltd.	17,771	$347,597
Amcor, Ltd.	7,218	89,748
ASX, Ltd.	2,896	119,088
Australia & New Zealand Banking Group, Ltd.	13,901	306,235
BHP Billiton PLC	9,483	144,859
BHP Billiton, Ltd.	10,318	184,248
Brambles, Ltd.	20,296	151,477
Cochlear, Ltd.	929	110,772
Commonwealth Bank of Australia	8,703	552,809
CSL, Ltd.	8,411	890,522
GPT Group REIT	25,513	93,739
Insurance Australia Group, Ltd.	15,827	82,310
LendLease Group	6,778	86,564
Macquarie Group, Ltd.	1,174	79,696
Medibank Pvt, Ltd.	28,376	60,944
National Australia Bank, Ltd.	11,298	256,431
Newcrest Mining, Ltd.	4,912	75,958
QBE Insurance Group, Ltd.	8,010	72,561
Ramsay Health Care, Ltd.	1,323	74,690
REA Group, Ltd.	1,517	77,264
Scentre Group REIT	61,175	190,043
SEEK, Ltd.	5,947	77,137
Sonic Healthcare, Ltd.	14,507	269,510
Stockland REIT (a)	30,187	101,419
Suncorp Group, Ltd.	7,661	87,088
Telstra Corp., Ltd.	178,609	589,109
Transurban Group Stapled Security	26,927	244,754
Vicinity Centres REIT	84,624	166,821
Wesfarmers, Ltd.	14,833	456,471
Westfield Corp. REIT	37,069	228,323
Westpac Banking Corp.	12,751	298,408
Woodside Petroleum, Ltd.	4,214	96,550
Woolworths, Ltd.	21,237	416,043

		7,079,188

AUSTRIA — 0.1%
OMV AG	2,103	108,979

BELGIUM — 1.0%
Ageas	1,473	59,238
Anheuser-Busch InBev SA	2,453	270,572
Colruyt SA	5,842	307,335
Groupe Bruxelles Lambert SA	831	79,890
KBC Group NV	1,078	81,652
Proximus SADP	11,048	385,962
Solvay SA	684	91,666
UCB SA	2,355	161,778

		1,438,093

DENMARK — 3.6%
AP Moeller - Maersk A/S Class B	50	100,402
Carlsberg A/S Class B	733	78,205
Chr Hansen Holding A/S	4,905	356,280
Coloplast A/S Class B	5,057	422,011
Danske Bank A/S	18,624	715,385
DONG Energy A/S (b)	6,981	314,738
DSV A/S	7,023	430,938
Genmab A/S (c)	534	113,783

ISS A/S	6,044	237,076
Novo Nordisk A/S Class B	36,178	1,547,283
Novozymes A/S Class B	3,832	167,475
Pandora A/S	1,771	165,043
TDC A/S	20,442	118,723
Tryg A/S	9,187	200,685
Vestas Wind Systems A/S	334	30,793
William Demant Holding A/S (c)	11,151	288,235

		5,287,055

FINLAND — 1.3%
Elisa Oyj	6,191	239,585
Fortum Oyj	4,467	69,952
Kone Oyj Class B	5,800	294,641
Neste Oyj	1,619	63,688
Nokia Oyj	9,451	57,723
Nokian Renkaat Oyj	1,764	72,912
Orion Oyj Class B	4,562	290,858
Sampo Oyj Class A	11,211	573,740
UPM-Kymmene Oyj	2,511	71,483
Wartsila Oyj Abp	2,258	133,275

		1,867,857

FRANCE — 7.3%
Aeroports de Paris	2,065	332,795
Air Liquide SA	4,128	509,426
Airbus SE	2,837	232,973
Atos SE	637	89,291
AXA SA	12,179	332,684
BNP Paribas SA	8,106	583,008
Bureau Veritas SA	3,683	81,388
Capgemini SE	733	75,643
Carrefour SA	2,995	75,663
Casino Guichard Perrachon SA	1,270	75,119
Cie de Saint-Gobain	2,552	136,162
Cie Generale des Etablissements Michelin	2,454	325,793
Credit Agricole SA	14,096	226,447
Danone SA	3,739	280,648
Dassault Systemes SE	3,903	349,403
Engie SA	9,433	142,178
Essilor International SA	2,799	355,633
Eutelsat Communications SA	2,389	60,926
Hermes International	539	265,974
Iliad SA	392	92,593
Kering	344	116,999
L’Oreal SA	4,899	1,019,170
Legrand SA	3,240	226,342
LVMH Moet Hennessy Louis Vuitton SE	3,583	892,103
Orange SA (a)	7,959	126,088
Pernod Ricard SA	537	71,813
Peugeot SA	1,604	31,951
Publicis Groupe SA	1,747	130,133
Renault SA (a)	1,176	106,297
Safran SA	978	89,504
Sanofi	4,660	445,181
Schneider Electric SE	1,869	143,399
SCOR SE	8,843	350,081
SEB SA	589	105,638
Societe BIC SA	442	52,378
Societe Generale SA	7,069	379,827

See accompanying notes to schedule of investments

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Sodexo SA	2,357	$304,313
Thales SA	3,586	385,443
TOTAL SA	12,812	632,512
Unibail-Rodamco SE REIT	294	73,989
Valeo SA	3,340	224,719
Vinci SA	1,820	155,125
Vivendi SA	6,092	135,421

		10,822,173

GERMANY — 8.5%
adidas AG	2,453	469,326
Allianz SE	1,967	386,773
BASF SE	12,179	1,126,402
Bayer AG	11,379	1,469,146
Bayerische Motoren Werke AG	1,722	159,636
Beiersdorf AG	3,993	419,170
Commerzbank AG (c)	14,980	178,201
Continental AG	1,764	380,154
Covestro AG (b)	929	66,975
Daimler AG	6,679	482,736
Deutsche Bank AG	15,288	270,705
Deutsche Boerse AG	1,300	137,033
Deutsche Lufthansa AG	4,027	91,515
Deutsche Post AG	13,558	507,515
Deutsche Telekom AG	10,853	194,588
E.ON SE	14,566	137,026
Fresenius Medical Care AG & Co. KGaA	4,026	386,496
Fresenius SE & Co. KGaA	2,900	248,268
Fuchs Petrolub SE Preference Shares	1,323	71,939
GEA Group AG	2,014	82,304
Hannover Rueck SE	880	105,337
HeidelbergCement AG	735	70,962
Henkel AG & Co. KGaA	3,340	403,419
Henkel AG & Co. KGaA Preference Shares	2,143	294,526
HUGO BOSS AG	1,225	85,647
Infineon Technologies AG	5,057	106,617
Innogy SE (b)	2,291	90,057
Linde AG	592	111,949
MAN SE	2,551	273,119
Merck KGaA	1,571	189,483
METRO AG	3,680	124,049
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,208	444,612
Porsche Automobil Holding SE Preference Shares	2,996	168,087
ProSiebenSat.1 Media SE	2,650	110,743
RWE AG (c)	7,458	148,391
SAP SE	13,755	1,434,692
Siemens AG	2,551	350,163
ThyssenKrupp AG	3,877	109,995
TUI AG	15,784	229,424
United Internet AG	1,595	87,584
Volkswagen AG Preference Shares	2,747	417,798

		12,622,562

HONG KONG — 5.1%
AIA Group, Ltd.	146,023	1,067,145
Bank of East Asia, Ltd.	19,605	84,257
BOC Hong Kong Holdings, Ltd.	24,536	117,393

Cheung Kong Property Holdings, Ltd.	22,620	177,188
CK Hutchison Holdings, Ltd.	22,500	282,459
CK Infrastructure Holdings, Ltd.	49,000	411,762
CLP Holdings, Ltd.	73,000	772,413
Hang Seng Bank, Ltd.	39,229	820,616
HK Electric Investments & HK Electric Investments, Ltd. (a) (b)	219,540	201,922
HKT Trust & HKT, Ltd.	245,540	322,084
Hong Kong & China Gas Co., Ltd.	167,066	314,167
Hong Kong Exchanges & Clearing, Ltd.	19,715	509,641
Jardine Matheson Holdings, Ltd.	1,800	115,560
Li & Fung, Ltd.	196,000	71,305
Link REIT	24,500	186,423
MTR Corp., Ltd.	98,167	552,676
New World Development Co., Ltd.	99,615	126,458
PCCW, Ltd.	245,000	139,346
Power Assets Holdings, Ltd.	49,000	432,790
Sands China, Ltd.	39,200	179,518
Swire Pacific, Ltd. Class A	22,500	219,770
Techtronic Industries Co., Ltd.	24,500	112,670
WH Group, Ltd. (b)	87,500	88,324
Yue Yuen Industrial Holdings, Ltd.	49,500	205,445

		7,511,332

IRELAND — 0.9%
Bank of Ireland (c)	84,268	22,106
CRH PLC	2,502	88,392
Experian PLC	12,332	252,293
Kerry Group PLC Class A	6,336	544,374
Paddy Power Betfair PLC	784	83,580
Ryanair Holdings PLC ADR (c)	3,016	324,552

		1,315,297

ISRAEL — 1.1%
Azrieli Group, Ltd.	3,864	214,808
Bank Hapoalim BM	68,340	460,992
Bank Leumi Le-Israel BM	59,059	287,197
Bezeq The Israeli Telecommunication Corp., Ltd.	72,565	120,502
Check Point Software Technologies, Ltd. (c)	2,406	262,447
Mizrahi Tefahot Bank, Ltd.	11,935	217,174
Teva Pharmaceutical Industries, Ltd.	3,393	112,202

		1,675,322

ITALY — 0.9%
Assicurazioni Generali SpA	10,069	165,487
Enel SpA	52,280	279,894
Eni SpA	9,902	148,625
Ferrari NV	1,208	103,540
Intesa Sanpaolo SpA	61,809	195,698
Luxottica Group SpA	1,813	104,735
Snam SpA	25,988	113,109
Telecom Italia RSP/Milano	106,962	78,687
UniCredit SpA (c)	8,681	161,883

		1,351,658

JAPAN — 23.5%
ABC-Mart, Inc.	3,400	200,018
Aeon Co., Ltd.	4,900	74,442
Ajinomoto Co., Inc.	5,000	107,979

See accompanying notes to schedule of investments

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

ANA Holdings, Inc.	98,000	$340,506
Aozora Bank, Ltd.	36,000	137,131
Asahi Group Holdings, Ltd.	4,900	184,382
Astellas Pharma, Inc.	53,800	658,135
Benesse Holdings, Inc.	4,900	184,906
Bridgestone Corp.	14,200	611,677
Canon, Inc.	24,500	832,075
Chubu Electric Power Co., Inc.	4,900	65,088
Concordia Financial Group, Ltd.	9,100	45,889
Dai-ichi Life Holdings, Inc.	9,208	166,073
Daicel Corp.	4,100	50,976
Daiichi Sankyo Co., Ltd.	9,706	228,656
Daito Trust Construction Co., Ltd.	1,100	171,275
Denso Corp.	3,900	164,594
Disco Corp.	500	79,744
East Japan Railway Co.	4,900	468,588
Eisai Co., Ltd.	3,900	215,375
FamilyMart UNY Holdings Co., Ltd.	4,500	257,520
Fujitsu, Ltd.	12,000	88,409
Hitachi, Ltd.	43,000	263,832
Honda Motor Co., Ltd.	11,100	302,691
Hoya Corp.	5,000	259,567
Inpex Corp.	4,700	45,218
Isuzu Motors, Ltd.	6,700	82,647
ITOCHU Corp.	13,214	196,281
Japan Airlines Co., Ltd.	9,800	303,001
Japan Exchange Group, Inc.	9,806	177,601
Japan Post Bank Co., Ltd.	9,500	121,582
Japan Prime Realty Investment Corp. REIT	49	169,860
Japan Real Estate Investment Corp. REIT	44	218,904
Japan Retail Fund Investment Corp. REIT	147	271,471
Japan Tobacco, Inc.	16,700	586,640
JFE Holdings, Inc.	6,400	111,100
JXTG Holdings, Inc.	33,182	144,913
Kajima Corp.	45,000	379,672
Kakaku.com, Inc.	4,900	70,343
Kansai Electric Power Co., Inc.	5,300	72,972
Kao Corp.	9,800	581,930
KDDI Corp.	34,118	903,356
Keikyu Corp.	37,000	445,541
Keyence Corp.	1,300	570,862
Kirin Holdings Co., Ltd.	14,500	295,394
Koito Manufacturing Co., Ltd.	400	20,577
Komatsu, Ltd.	4,900	124,484
Konami Holdings Corp.	2,100	116,625
Kubota Corp.	4,900	82,314
Kyowa Hakko Kirin Co., Ltd.	4,900	91,014
Kyushu Financial Group, Inc.	5,700	35,967
Kyushu Railway Co.	8,519	276,360
Lawson, Inc.	3,200	223,852
LINE Corp. (a) (c)	900	31,039
LIXIL Group Corp.	1,500	37,500
M3, Inc.	4,500	123,954
Marubeni Corp.	34,100	220,272
Mazda Motor Corp.	4,900	68,380
McDonald’s Holdings Co., Japan, Ltd.	4,900	187,958
MEIJI Holdings Co., Ltd.	3,900	316,207
Miraca Holdings, Inc.	3,400	152,812

MISUMI Group, Inc.	3,200	73,079
Mitsubishi Chemical Holdings Corp.	14,700	121,685
Mitsubishi Corp.	10,300	215,974
Mitsubishi Electric Corp.	4,300	61,825
Mitsubishi Heavy Industries, Ltd.	33,000	135,043
Mitsubishi Tanabe Pharma Corp.	14,813	342,244
Mitsubishi UFJ Financial Group, Inc.	107,500	722,152
Mitsui & Co., Ltd.	15,000	214,333
Mitsui OSK Lines, Ltd.	13,000	38,181
Mizuho Financial Group, Inc.	368,400	673,455
MS&AD Insurance Group Holdings, Inc.	4,900	164,583
Murata Manufacturing Co., Ltd.	3,700	562,113
Nabtesco Corp.	1,500	43,588
Nagoya Railroad Co., Ltd.	48,000	223,852
NH Foods, Ltd.	6,000	182,360
Nippon Building Fund, Inc. REIT	11	56,194
Nippon Paint Holdings Co., Ltd.	900	34,042
Nippon Prologis REIT, Inc.	99	210,934
Nippon Steel & Sumitomo Metal Corp.	7,100	160,376
Nippon Telegraph & Telephone Corp.	19,600	926,273
Nippon Yusen KK (c)	26,000	48,362
Nissan Motor Co., Ltd.	14,716	146,427
Nissin Foods Holdings Co., Ltd.	4,900	306,141
Nitori Holdings Co., Ltd.	3,100	414,952
Nitto Denko Corp.	3,600	296,048
Nomura Holdings, Inc.	20,400	122,262
Nomura Real Estate Master Fund, Inc.	244	333,774
Nomura Research Institute, Ltd.	5,100	200,850
NTT DOCOMO, Inc.	39,522	932,826
Obayashi Corp.	10,700	125,798
Oracle Corp. Japan	4,700	304,939
Oriental Land Co., Ltd.	4,900	331,784
ORIX Corp.	8,400	130,082
Osaka Gas Co., Ltd.	49,000	200,387
Otsuka Corp.	4,200	260,538
Otsuka Holdings Co., Ltd.	14,500	618,147
Panasonic Corp.	10,700	145,130
Park24 Co., Ltd.	4,900	124,550
Recruit Holdings Co., Ltd.	40,305	692,675
Resona Holdings, Inc.	25,000	137,616
Ricoh Co., Ltd.	5,600	49,441
Ryohin Keikaku Co., Ltd.	400	99,929
Sankyo Co., Ltd.	4,900	166,153
Santen Pharmaceutical Co., Ltd.	9,800	132,923
Secom Co., Ltd.	4,900	371,774
Sekisui House, Ltd.	4,900	86,326
Seven & i Holdings Co., Ltd.	4,800	197,707
Shimamura Co., Ltd.	600	73,478
Shimano, Inc.	400	63,297
Shin-Etsu Chemical Co., Ltd.	300	27,194
Shionogi & Co., Ltd.	4,300	239,531
SMC Corp.	600	182,360
SoftBank Group Corp.	4,500	364,333
Sompo Holdings, Inc.	1,300	50,202
Sony Corp.	4,900	186,912
Start Today Co., Ltd.	3,500	86,129
Subaru Corp.	9,900	333,583
Sumitomo Corp.	9,912	128,972
Sumitomo Electric Industries, Ltd.	5,000	76,985

See accompanying notes to schedule of investments

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Sumitomo Mitsui Financial Group, Inc.	13,600	$530,032
Sumitomo Mitsui Trust Holdings, Inc.	3,600	128,768
Suntory Beverage & Food, Ltd.	9,587	445,391
Suzuken Co., Ltd.	1,100	36,517
Suzuki Motor Corp.	1,100	52,180
Sysmex Corp.	3,900	232,903
T&D Holdings, Inc.	3,800	57,815
Taisei Corp.	12,000	109,576
Taisho Pharmaceutical Holdings Co., Ltd.	4,100	311,988
Takeda Pharmaceutical Co., Ltd.	13,700	696,096
Terumo Corp.	4,800	189,035
Tobu Railway Co., Ltd.	45,000	245,506
Tohoku Electric Power Co., Inc.	4,900	67,813
Tokio Marine Holdings, Inc.	4,700	194,551
Tokyo Electric Power Co. Holdings, Inc. (c)	38,200	157,410
Tokyo Gas Co., Ltd.	36,043	187,433
Toray Industries, Inc.	42,000	351,483
Toshiba Corp. (a) (c)	24,000	58,056
Toyo Suisan Kaisha, Ltd.	9,700	371,649
Toyota Motor Corp.	18,400	965,034
Toyota Tsusho Corp.	4,000	119,794
Trend Micro, Inc.	1,300	66,990
Tsuruha Holdings, Inc.	600	63,706
Unicharm Corp.	4,506	113,171
United Urban Investment Corp. REIT	196	279,975
USS Co., Ltd.	9,800	194,761
West Japan Railway Co.	4,000	282,520
Yahoo! Japan Corp.	19,600	85,301
Yamada Denki Co., Ltd. (a)	29,400	146,006
Yamaguchi Financial Group, Inc.	4,000	48,309
Yamato Holdings Co., Ltd.	7,000	141,950

		34,902,653

LUXEMBOURG — 0.3%
ArcelorMittal (c)	4,370	98,986
RTL Group SA (c)	2,898	218,515
SES SA	5,476	128,192

		445,693

MEXICO — 0.0% (d)
Fresnillo PLC	1,286	24,823

NETHERLANDS — 2.3%
Aegon NV	18,017	91,876
Akzo Nobel NV	1,094	94,942
ASML Holding NV	5,947	773,923
Boskalis Westminster	1,867	60,550
EXOR NV	1,771	95,724
Heineken NV	782	75,928
ING Groep NV	17,149	295,345
Koninklijke Ahold Delhaize NV	10,840	206,966
Koninklijke DSM NV	1,344	97,554
Koninklijke KPN NV	18,231	58,242
Koninklijke Philips NV	3,520	124,838
NN Group NV	6,970	247,393
NXP Semiconductors NV (c)	139	15,213
Randstad Holding NV	1,262	73,581
Royal Dutch Shell PLC Class A	20,696	547,070
Royal Dutch Shell PLC Class B	19,540	523,493
Wolters Kluwer NV	2,014	85,141

		3,467,779

NEW ZEALAND — 0.2%
Auckland International Airport, Ltd.	21,144	110,384
Contact Energy, Ltd.	7,402	28,237
Meridian Energy, Ltd.	37,882	80,715
Ryman Healthcare, Ltd.	11,495	69,774
Spark New Zealand, Ltd.	26,585	73,580

		362,690

NORWAY — 0.3%
DNB ASA	6,826	115,713
Gjensidige Forsikring ASA	3,338	56,785
Statoil ASA	8,759	144,717
Telenor ASA	5,945	98,295
Yara International ASA	1,515	56,718

		472,228

PORTUGAL — 0.1%
EDP - Energias de Portugal SA	19,413	63,391
Jeronimo Martins SGPS SA	4,173	81,340

		144,731

SINGAPORE — 2.2%
ComfortDelGro Corp., Ltd.	49,000	81,853
DBS Group Holdings, Ltd.	48,903	736,644
Keppel Corp., Ltd.	23,311	106,494
Oversea-Chinese Banking Corp., Ltd.	97,602	764,880
Singapore Airlines, Ltd.	49,000	360,155
Singapore Press Holdings, Ltd.	49,000	114,951
Singapore Technologies Engineering, Ltd.	49,000	130,966
Singapore Telecommunications, Ltd.	250,300	707,170
StarHub, Ltd. (a)	49,000	96,801
United Overseas Bank, Ltd.	7,075	118,803

		3,218,717

SOUTH AFRICA — 0.1%
Mondi PLC	4,905	128,319

SPAIN — 2.1%
ACS Actividades de Construccion y Servicios SA	2,637	101,733
Amadeus IT Group SA	7,218	430,971
Banco Bilbao Vizcaya Argentaria SA	41,448	343,442
Banco de Sabadell SA	41,514	84,233
Banco Santander SA	103,161	681,488
CaixaBank SA	23,088	110,072
Distribuidora Internacional de Alimentacion SA	10,853	67,475
Endesa SA (a)	6,287	144,632
Iberdrola SA	24,265	191,874
Industria de Diseno Textil SA	16,748	642,016
Repsol SA	12,324	188,352
Telefonica SA	20,263	208,877

		3,195,165

SWEDEN — 2.4%
Alfa Laval AB	4,304	87,973
Assa Abloy AB Class B	12,562	275,679
Atlas Copco AB Class A	13,458	515,372
Atlas Copco AB Class B	2,945	101,640
Essity AB Class B (c)	2,160	59,029
Hennes & Mauritz AB Class B	21,605	537,656
Hexagon AB Class B	2,947	139,933

See accompanying notes to schedule of investments

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

ICA Gruppen AB	2,601	$96,706
Investor AB Class B	4,027	193,841
Kinnevik AB Class B	4,763	145,637
L E Lundbergforetagen AB Class B	1,673	131,903
Nordea Bank AB	14,591	185,446
Sandvik AB	6,827	107,247
Securitas AB Class B	2,141	36,045
Skandinaviska Enskilda Banken AB Class A	7,515	90,791
Skanska AB Class B	6,141	145,543
Svenska Cellulosa AB SCA Class B	90	680
Svenska Handelsbanken AB Class A	5,702	81,529
Swedbank AB Class A	3,632	88,404
Swedish Match AB	2,208	77,670
Telefonaktiebolaget LM Ericsson Class B	13,558	96,848
Telia Co. AB	39,750	182,808
Volvo AB Class B	7,564	128,779

		3,507,159

SWITZERLAND — 12.1%
ABB, Ltd.	30,023	742,385
Adecco Group AG	2,454	186,808
Baloise Holding AG	1,225	189,574
Barry Callebaut AG (c)	98	134,876
Chocoladefabriken Lindt & Spruengli AG	98	568,976
Cie Financiere Richemont SA	1,027	84,721
Credit Suisse Group AG (c)	17,090	247,342
EMS-Chemie Holding AG	147	108,525
Geberit AG	684	319,412
Givaudan SA	244	488,688
Glencore PLC (c)	96,793	361,094
Julius Baer Group, Ltd. (c)	3,320	174,901
Kuehne + Nagel International AG	4,271	713,580
LafargeHolcim, Ltd. (c) (e)	784	44,945
LafargeHolcim, Ltd. (c) (e)	931	53,379
Nestle SA	45,296	3,947,111
Novartis AG	15,581	1,298,349
Partners Group Holding AG	638	396,064
Roche Holding AG	12,472	3,180,350
Schindler Holding AG (e)	684	144,921
Schindler Holding AG (e)	586	121,649
SGS SA	98	237,619
Sika AG	47	302,323
Sonova Holding AG	3,781	614,736
Swatch Group AG	294	108,709
Swiss Life Holding AG (c)	539	182,134
Swiss Prime Site AG (c)	4,369	397,369
Swiss Re AG	8,989	822,728
Swisscom AG	1,419	685,607
UBS Group AG (c)	17,738	300,804
Vifor Pharma AG	490	54,084
Wolseley PLC	3,683	225,471
Zurich Insurance Group AG	1,862	542,666

		17,981,900

UNITED KINGDOM — 18.9%
3i Group PLC	10,169	119,211
Aberdeen Asset Management PLC	18,922	74,228
Admiral Group PLC	8,056	209,601
Anglo American PLC (c)	9,780	130,086

Ashtead Group PLC	7,321	151,108
Associated British Foods PLC	5,653	215,589
AstraZeneca PLC	27,386	1,826,675
Aviva PLC	14,146	96,652
Babcock International Group PLC	6,827	78,082
BAE Systems PLC	51,120	420,659
Barclays PLC	117,010	308,160
Barratt Developments PLC	13,569	99,319
Berkeley Group Holdings PLC	2,502	104,877
BP PLC	96,037	552,381
British American Tobacco PLC	28,142	1,913,290
BT Group PLC	169,183	647,743
Bunzl PLC	8,401	249,677
Burberry Group PLC	6,973	150,446
Centrica PLC	70,801	184,118
CNH Industrial NV	6,732	76,129
Compass Group PLC	57,822	1,216,750
Croda International PLC	2,111	106,530
Diageo PLC	48,047	1,415,785
Direct Line Insurance Group PLC	61,521	284,010
easyJet PLC	1,490	26,303
Fiat Chrysler Automobiles NV (c)	17,840	187,807
GKN PLC	33,166	140,444
GlaxoSmithKline PLC	36,501	775,439
Hargreaves Lansdown PLC	4,660	78,811
HSBC Holdings PLC	157,498	1,456,009
IMI PLC	5,647	87,655
Imperial Brands PLC	20,289	908,831
Intertek Group PLC	2,209	121,002
ITV PLC	66,670	157,094
J Sainsbury PLC	21,915	71,650
Johnson Matthey PLC	2,845	106,098
Kingfisher PLC	62,594	244,488
Land Securities Group PLC REIT	6,141	80,805
Legal & General Group PLC	83,773	281,074
Lloyds Banking Group PLC	251,021	215,691
London Stock Exchange Group PLC	1,579	74,781
Marks & Spencer Group PLC	35,127	152,079
Meggitt PLC	11,788	73,023
Merlin Entertainments PLC (b)	16,846	105,144
National Grid PLC	50,668	626,429
Next PLC	2,210	110,693
Old Mutual PLC	26,244	65,929
Pearson PLC	5,500	49,402
Persimmon PLC	5,800	168,910
Provident Financial PLC	1,967	62,164
Prudential PLC	10,069	230,323
Randgold Resources, Ltd.	1,490	131,706
Reckitt Benckiser Group PLC	18,296	1,849,912
RELX NV	16,895	346,853
RELX PLC	41,025	884,604
Rio Tinto PLC	5,848	246,271
Rio Tinto, Ltd.	5,363	260,273
Rolls-Royce Holdings PLC (c)	27,894	322,835
Royal Bank of Scotland Group PLC (c)	10,173	32,666
Royal Mail PLC	49,009	268,137
Sage Group PLC	17,049	152,363
Schroders PLC	1,722	69,430
Severn Trent PLC	2,062	58,443

See accompanying notes to schedule of investments

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Sky PLC	16,366	$211,311
Smith & Nephew PLC	29,091	500,687
Smiths Group PLC	6,385	132,452
SSE PLC	27,297	515,196
St James’s Place PLC	6,924	106,308
Standard Chartered PLC (c)	25,156	253,961
Tate & Lyle PLC.	26,113	224,547
Taylor Wimpey PLC	44,122	100,984
Tesco PLC (c)	52,559	115,242
Travis Perkins PLC	2,015	38,083
Unilever NV	26,720	1,472,576
Unilever PLC	22,307	1,203,939
United Utilities Group PLC	4,320	48,679
Vodafone Group PLC	219,751	621,557
Whitbread PLC	2,949	151,960
William Hill PLC	22,845	75,433
Wm Morrison Supermarkets PLC	23,682	74,197
WPP PLC	15,729	329,759

		28,089,548

UNITED STATES — 0.1%
Shire PLC	1,571	86,483

TOTAL COMMON STOCKS (Cost $133,824,274)		147,107,404

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
ACS Actividades de Construccion y Servicios SA (expiring 7/17/17) (c)	2,637	2,105
Repsol SA (expiring 7/17/17) (c)	11,816	5,391

		7,496

TOTAL RIGHTS (Cost $7,848)		7,496

SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (f) (g)	243,177	243,177

State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	897,152	897,152

TOTAL SHORT-TERM INVESTMENTS (Cost $1,140,329)		1,140,329

TOTAL INVESTMENTS — 100.0% (Cost $134,972,451)		148,255,229
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		20,094

NET ASSETS — 100.0%		$148,275,323

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2017.
(h)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$7,079,188	$—	$—	$7,079,188
Austria	108,979	—	—	108,979
Belgium	1,438,093	—	—	1,438,093
Denmark	5,287,055	—	—	5,287,055
Finland	1,867,857	—	—	1,867,857
France	10,822,173	—	—	10,822,173
Germany	12,622,562	—	—	12,622,562
Hong Kong	7,511,332	—	—	7,511,332
Ireland	1,315,297	—	—	1,315,297
Israel	1,675,322	—	—	1,675,322
Italy	1,351,658	—	—	1,351,658

See accompanying notes to schedule of investments

SPDR MSCI EAFE StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Japan	$34,902,653	$—	$—	$34,902,653
Luxembourg	445,693	—	—	445,693
Mexico	24,823	—	—	24,823
Netherlands	3,467,779	—	—	3,467,779
New Zealand	362,690	—	—	362,690
Norway	472,228	—	—	472,228
Portugal	144,731	—	—	144,731
Singapore	3,218,717	—	—	3,218,717
South Africa	128,319	—	—	128,319
Spain	3,195,165	—	—	3,195,165
Sweden	3,507,159	—	—	3,507,159
Switzerland	17,981,900	—	—	17,981,900
United Kingdom	28,089,548	—	—	28,089,548
United States	86,483	—	—	86,483
Rights
Spain	7,496	—	—	7,496
Short-Term Investments	1,140,329	—	—	1,140,329

TOTAL INVESTMENTS	$148,255,229	$—	$—	$148,255,229

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	7,487	$7,487	3	7,490	—	$—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	3,501,781	3,258,604	243,177	243,177	849	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	586,362	586,362	—	—	155	—
State Street Navigator Securities Lending Government Money Market Portfolio*	—	—	897,152	—	897,152	897,152	1,984	—

TOTAL		$7,487				$1,140,329	$2,988	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
BRAZIL — 4.9%
Ambev SA	56,156	$310,335
Ambev SA ADR	331,444	1,819,628
Banco Bradesco SA	15,696	130,751
Banco Bradesco SA Preference Shares	49,948	424,368
Banco do Brasil SA	26,221	212,095
Banco Santander Brasil SA	6,116	46,148
BB Seguridade Participacoes SA	50,211	434,179
BM&FBovespa SA	15,056	89,748
BR Malls Participacoes SA	8,246	29,741
Braskem SA Class A, Preference Shares	2,722	28,097
BRF SA	1,524	18,031
BRF SA ADR	6,018	70,952
CCR SA	7,568	38,602
Centrais Eletricas Brasileiras SA (a)	1,900	7,140
Centrais Eletricas Brasileiras SA ADR	4,849	23,954
Centrais Eletricas Brasileiras SA Class B, Preference Shares	490	2,427
Cia Brasileira de Distribuicao ADR (a)	3,849	75,248
Cia Brasileira de Distribuicao Preference Shares (a)	532	10,461
Cia de Saneamento Basico do Estado de Sao Paulo	434	4,147
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,270	31,130
Cia Energetica de Minas Gerais ADR	23,700	56,880
Cia Energetica de Minas Gerais Preference Shares	4,886	11,915
Cia Paranaense de Energia ADR	2,573	18,886
Cia Paranaense de Energia Preference Shares	406	3,006
Cia Siderurgica Nacional SA (a)	1,232	2,670
Cia Siderurgica Nacional SA ADR (a)	8,790	18,898
Cielo SA	114,114	847,266
Cosan SA Industria e Comercio	650	6,784
CPFL Energia SA ADR	11,522	183,776
Duratex SA	3,346	8,251
EDP - Energias do Brasil SA	13,600	58,246
Embraer SA	980	4,475
Embraer SA ADR	2,798	51,008
Engie Brasil Energia SA	10,028	102,663
Equatorial Energia SA	12,221	199,844
Fibria Celulose SA ADR	2,865	29,108
Gerdau SA Preference Shares	13,420	41,638
Hypermarcas SA	982	8,240
Itau Unibanco Holding SA Preference Shares	9,536	105,772
Itau Unibanco Holding SA Preference Shares ADR	41,816	462,067
Itausa - Investimentos Itau SA	150	391
Itausa - Investimentos Itau SA Preference Shares	273,420	744,359
JBS SA	32,918	64,877
Klabin SA	4,939	24,194
Kroton Educacional SA	12,004	53,874
Localiza Rent a Car SA	735	10,016
Lojas Americanas SA	712	2,611
Lojas Americanas SA Preference Shares	1,921	8,117

Lojas Renner SA	40,240	332,535
M Dias Branco SA	5,548	82,552
Multiplan Empreendimentos Imobiliarios SA	210	4,140
Natura Cosmeticos SA	604	4,685
Odontoprev SA	18,640	65,542
Petroleo Brasileiro SA (a)	14,974	59,656
Petroleo Brasileiro SA ADR (a)	23,892	190,897
Petroleo Brasileiro SA Preference Shares (a)	31,302	116,866
Petroleo Brasileiro SA Preference Shares ADR (a)	27,999	208,873
Porto Seguro SA	1,916	17,701
Qualicorp SA	746	6,462
Raia Drogasil SA	10,415	220,387
Rumo SA (a)	6,735	17,583
Sul America SA	15,121	80,779
Suzano Papel e Celulose SA Class A, Preference Shares	3,400	14,633
Telefonica Brasil SA ADR	5,104	68,853
Telefonica Brasil SA Preference Shares	644	8,727
Tim Participacoes SA	1,806	5,336
Tim Participacoes SA ADR	2,531	37,459
Transmissora Alianca de Energia Eletrica SA	1,400	9,313
Ultrapar Participacoes SA	378	8,844
Ultrapar Participacoes SA ADR	3,464	81,508
Vale SA	3,142	27,501
Vale SA ADR	9,051	79,196
Vale SA Preference Shares	6,311	51,258
Vale SA Preference Shares ADR	14,202	115,746
WEG SA	27,130	144,934

		8,998,980

CHILE — 1.6%
AES Gener SA	25,647	9,026
Aguas Andinas SA Class A	830,006	485,648
Banco de Chile	1,327,305	172,162
Banco de Chile ADR	8,745	681,498
Banco de Credito e Inversiones	1,936	108,047
Banco Santander Chile	90,118	5,727
Banco Santander Chile ADR	1,569	39,868
Cencosud SA	2,352	6,239
Cencosud SA ADR (a)	5,135	40,104
Cia Cervecerias Unidas SA	2,256	29,548
Cia Cervecerias Unidas SA ADR	4,086	107,217
Colbun SA	340,465	73,125
Embotelladora Andina SA Class B, Preference Shares	1,220	5,156
Empresa Nacional de Telecomunicaciones SA	1,189	12,942
Empresas CMPC SA	16,443	39,249
Empresas COPEC SA	10,751	117,242
Enel Americas SA	110,675	20,964
Enel Americas SA ADR	8,171	77,053
Enel Chile SA	176,260	19,304
Enel Chile SA ADR	4,207	23,138
Enel Generacion Chile SA	26,934	20,268
Enel Generacion Chile SA ADR (b)	8,823	199,753
Itau CorpBanca ADR	1,210	16,105

See accompanying notes to schedule of investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Latam Airlines Group SA	616	$6,837
Latam Airlines Group SA ADR	3,588	39,719
SACI Falabella	70,681	579,941
Sociedad Quimica y Minera de Chile SA ADR	931	30,742
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	84	2,783

		2,969,405

CHINA — 22.6%
3SBio, Inc. (a) (c)	101,890	135,219
58.com, Inc. ADR (a)	145	6,396
AAC Technologies Holdings, Inc.	83,000	1,037,706
Agricultural Bank of China, Ltd. Class H	1,257,000	594,166
Air China, Ltd. Class H	52,000	53,622
Alibaba Group Holding, Ltd. ADR (a)	6,341	893,447
Aluminum Corp. of China, Ltd. Class H (a)	74,000	37,917
Anhui Conch Cement Co., Ltd. Class H	14,000	48,691
ANTA Sports Products, Ltd.	137,000	452,779
Autohome, Inc. ADR (a)	3,128	141,886
AviChina Industry & Technology Co., Ltd. Class H	4,000	2,347
Baidu, Inc. ADR (a)	2,911	520,661
Bank of China, Ltd. Class H	3,675,071	1,803,063
Bank of Communications Co., Ltd. Class H	355,000	250,568
Beijing Capital International Airport Co., Ltd. Class H	142,000	200,091
Beijing Enterprises Holdings, Ltd.	9,500	45,818
Beijing Enterprises Water Group, Ltd. (a)	70,000	54,340
Belle International Holdings, Ltd.	411,000	324,316
Brilliance China Automotive Holdings, Ltd.	174,000	316,953
Byd Co., Ltd. Class H	1,500	9,204
CGN Power Co., Ltd. Class H (c)	104,100	29,071
China Cinda Asset Management Co., Ltd. Class H	161,548	60,220
China CITIC Bank Corp., Ltd. Class H	438,000	268,194
China Coal Energy Co., Ltd. Class H	34,000	16,463
China Communications Construction Co., Ltd. Class H	121,000	155,930
China Communications Services Corp., Ltd. Class H	96,000	55,339
China Conch Venture Holdings, Ltd.	11,000	20,150
China Construction Bank Corp. Class H	3,157,394	2,446,981
China Everbright Bank Co., Ltd. Class H	446,274	208,661
China Everbright International, Ltd.	7,000	8,734
China Everbright, Ltd.	12,000	26,132
China Evergrande Group (a)	52,625	94,512
China Galaxy Securities Co., Ltd. Class H	44,834	40,202
China Huarong Asset Management Co., Ltd. (c)	258,200	100,218
China Huishan Dairy Holdings Co., Ltd. (d)	1,072,393	—

China Jinmao Holdings Group, Ltd.	88,000	36,298
China Life Insurance Co., Ltd. Class H	87,000	265,799
China Longyuan Power Group Corp., Ltd. Class H	33,000	24,011
China Medical System Holdings, Ltd.	203,733	352,323
China Mengniu Dairy Co., Ltd. (a)	137,000	268,509
China Merchants Bank Co., Ltd. Class H	88,000	265,473
China Merchants Port Holdings Co., Ltd.	28,607	79,337
China Minsheng Banking Corp., Ltd. Class H	198,800	198,381
China Mobile, Ltd.	411,997	4,372,532
China National Building Material Co., Ltd. Class H	156,000	92,723
China Oilfield Services, Ltd. Class H	28,000	22,453
China Overseas Land & Investment, Ltd.	72,000	210,749
China Pacific Insurance Group Co., Ltd. Class H	30,200	123,408
China Petroleum & Chemical Corp. Class H	1,076,395	839,722
China Power International Development, Ltd.	93,000	33,000
China Railway Construction Corp., Ltd. Class H	64,000	83,459
China Railway Group, Ltd. Class H	118,000	92,962
China Resources Beer Holdings Co., Ltd.	118,092	298,012
China Resources Gas Group, Ltd.	132,000	450,627
China Resources Land, Ltd.	36,444	106,207
China Resources Power Holdings Co., Ltd.	94,267	184,997
China Shenhua Energy Co., Ltd. Class H	61,500	136,921
China Southern Airlines Co., Ltd. Class H	34,000	28,745
China State Construction International Holdings, Ltd.	98,000	167,718
China Taiping Insurance Holdings Co., Ltd.	30,010	76,039
China Telecom Corp., Ltd. Class H	488,000	231,921
China Unicom Hong Kong, Ltd. (a)	174,000	258,555
China Vanke Co., Ltd. Class H	71,692	202,960
Chongqing Changan Automobile Co., Ltd. Class B	59,600	78,638
Chongqing Rural Commercial Bank Co., Ltd. Class H	95,000	64,133
CITIC Securities Co., Ltd. Class H	14,500	29,979
CITIC, Ltd.	83,000	124,822
CNOOC, Ltd.	380,000	416,194
COSCO SHIPPING Ports, Ltd.	231,415	271,540
Country Garden Holdings Co., Ltd.	67,266	77,981
CRRC Corp., Ltd. Class H	55,000	49,459
CSPC Pharmaceutical Group, Ltd.	618,000	902,485
Ctrip.com International, Ltd. ADR (a)	1,118	60,216
Dongfeng Motor Group Co., Ltd. Class H	196,000	231,742
ENN Energy Holdings, Ltd.	6,000	36,201

See accompanying notes to schedule of investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Fang Holdings, Ltd. ADR (a) (b)	42	$156
Far East Horizon, Ltd.	22,000	19,192
Fosun International, Ltd.	46,000	71,889
Fuyao Glass Industry Group Co., Ltd. Class H (c)	33,200	127,162
Geely Automobile Holdings, Ltd.	325,000	701,087
GF Securities Co., Ltd. Class H	22,200	44,591
GOME Electrical Appliances Holding, Ltd.	256,000	31,482
Great Wall Motor Co., Ltd. Class H	217,500	268,586
Guangdong Investment, Ltd.	642,000	884,899
Guangzhou Automobile Group Co., Ltd. Class H	22,000	38,609
Guangzhou R&F Properties Co., Ltd. Class H	33,600	52,252
Haitian International Holdings, Ltd.	33,000	92,577
Haitong Securities Co., Ltd. Class H	36,800	59,491
Hengan International Group Co., Ltd.	83,874	618,866
Huaneng Power International, Inc. Class H	146,000	101,367
Huaneng Renewables Corp., Ltd. Class H	38,000	11,731
Huatai Securities Co., Ltd. Class H (c)	19,643	37,744
Industrial & Commercial Bank of China, Ltd. Class H	2,886,448	1,948,591
JD.com, Inc. ADR (a)	2,147	84,205
Jiangsu Expressway Co., Ltd. Class H	348,000	491,255
Jiangxi Copper Co., Ltd. Class H	36,000	59,120
Kingsoft Corp., Ltd.	2,000	5,214
Kunlun Energy Co., Ltd.	58,000	49,185
Lenovo Group, Ltd.	294,915	186,247
Longfor Properties Co., Ltd.	34,000	73,083
Minth Group, Ltd.	34,000	144,163
NetEase, Inc. ADR	6,955	2,090,882
New China Life Insurance Co., Ltd. Class H	10,900	55,432
New Oriental Education & Technology Group, Inc. ADR (a)	9,765	688,335
People’s Insurance Co. Group of China, Ltd. Class H	171,000	71,848
PetroChina Co., Ltd. Class H	678,000	415,149
PICC Property & Casualty Co., Ltd. Class H	272,180	454,653
Ping An Insurance Group Co. of China, Ltd. Class H	55,500	365,784
Semiconductor Manufacturing International Corp. (a)	252,200	292,375
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	196,000	153,909
Shanghai Electric Group Co., Ltd. Class H (a)	36,000	17,293
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	1,500	5,813
Shanghai Industrial Holdings, Ltd.	7,000	20,714
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	129,127	207,120
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	52,600	156,659

Shenzhou International Group Holdings, Ltd.	120,000	788,579
Sihuan Pharmaceutical Holdings Group, Ltd.	497,000	208,186
SINA Corp. (a)	265	22,517
Sino-Ocean Group Holding, Ltd.	78,500	38,413
Sinopec Engineering Group Co., Ltd. Class H	51,213	46,185
Sinopec Shanghai Petrochemical Co., Ltd. Class H	54,000	28,915
Sinopharm Group Co., Ltd. Class H	30,800	139,275
SOHO China, Ltd. (a)	22,000	10,850
Sunac China Holdings, Ltd. (b)	29,697	62,084
Sunny Optical Technology Group Co., Ltd.	47,893	429,454
TAL Education Group ADR	3,961	484,470
Tencent Holdings, Ltd.	125,178	4,477,028
Tingyi Cayman Islands Holding Corp.	18,000	21,352
TravelSky Technology, Ltd. Class H	153,000	450,781
Tsingtao Brewery Co., Ltd. Class H	34,000	150,478
Vipshop Holdings, Ltd. ADR (a)	1,804	19,032
Want Want China Holdings, Ltd.	396,000	267,333
Weibo Corp. ADR (a)	26	1,728
Weichai Power Co., Ltd. Class H	20,000	17,524
Yanzhou Coal Mining Co., Ltd. Class H	30,000	26,901
YY, Inc. ADR (a)	1,798	104,338
Zhejiang Expressway Co., Ltd. Class H	188,000	245,643
Zhuzhou CRRC Times Electric Co., Ltd. Class H	29,400	144,242
Zijin Mining Group Co., Ltd. Class H	180,000	59,489
ZTE Corp. Class H (a)	8,280	19,771

		41,770,506

COLOMBIA — 0.3%
Bancolombia SA ADR	1,175	52,346
Bancolombia SA Preference Shares	2,894	32,113
Cementos Argos SA	1,555	6,026
Ecopetrol SA	9,534	4,307
Ecopetrol SA ADR	3,543	32,206
Grupo Argos SA	2,801	19,015
Grupo Aval Acciones y Valores SA Preference Shares	32,251	13,249
Grupo de Inversiones Suramericana SA	2,297	29,774
Grupo de Inversiones Suramericana SA Preference Shares	7,660	96,832
Interconexion Electrica SA ESP	73,922	322,781

		608,649

CZECH REPUBLIC — 0.3%
CEZ A/S	4,496	78,151
Komercni banka A/S	5,536	221,471
Moneta Money Bank A/S (c)	41,059	137,360
O2 Czech Republic A/S	12,355	146,392

		583,374

EGYPT — 0.3%
Commercial International Bank Egypt SAE GDR	132,390	595,755

See accompanying notes to schedule of investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Egyptian Financial Group-Hermes Holding Co.	7,087	$9,551

		605,306

GREECE — 0.6%
Alpha Bank AE (a)	46,654	114,936
Eurobank Ergasias SA (a)	69,936	78,170
FF Group (a)	440	10,740
Hellenic Telecommunications Organization SA	12,517	150,472
JUMBO SA	18,487	337,366
National Bank of Greece SA (a)	170,591	64,791
OPAP SA	16,227	183,226
Piraeus Bank SA (a)	265,194	65,030
Titan Cement Co. SA	7,216	203,862

		1,208,593

HONG KONG — 0.7%
Alibaba Pictures Group, Ltd. (a)	10,000	1,665
China Gas Holdings, Ltd.	44,000	88,829
Fullshare Holdings, Ltd. (a) (b)	330,893	132,248
GCL-Poly Energy Holdings, Ltd. (a) (b)	251,000	27,330
Haier Electronics Group Co., Ltd. (a)	85,000	221,035
Hanergy Thin Film Power Group, Ltd. (a) (e)	598,000	—
Nine Dragons Paper Holdings, Ltd.	14,000	18,651
Shimao Property Holdings, Ltd.	49,000	83,859
Sino Biopharmaceutical, Ltd.	587,000	518,840
Sun Art Retail Group, Ltd.	233,332	185,914

		1,278,371

HUNGARY — 0.4%
MOL Hungarian Oil & Gas PLC	3,922	307,164
OTP Bank PLC	3,049	101,817
Richter Gedeon Nyrt	15,778	411,436

		820,417

INDIA — 9.9%
ACC, Ltd.	193	4,682
Adani Ports & Special Economic Zone, Ltd. (a)	35,193	197,669
Ambuja Cements, Ltd.	2,581	9,845
Apollo Hospitals Enterprise, Ltd. (a)	134	2,642
Ashok Leyland, Ltd.	1,669	2,423
Asian Paints, Ltd.	45,119	769,894
Aurobindo Pharma, Ltd.	18,931	200,505
Axis Bank, Ltd.	18,069	144,622
Bajaj Auto, Ltd.	6,362	274,726
Bajaj Finance, Ltd.	200	4,249
Bajaj Finserv, Ltd. (a)	170	10,832
Bharat Forge, Ltd.	339	5,731
Bharat Heavy Electricals, Ltd.	7,216	15,105
Bharat Petroleum Corp., Ltd.	34,543	341,703
Bharti Airtel, Ltd.	11,555	67,878
Bharti Infratel, Ltd.	29,617	171,619
Bosch, Ltd.	436	157,350
Cadila Healthcare, Ltd.	16,392	133,177
Cipla, Ltd.	6,092	52,365
Coal India, Ltd.	56,385	213,066
Container Corp. Of India, Ltd.	170	3,014
Dabur India, Ltd.	131,998	596,505

Dr Reddy’s Laboratories, Ltd.	495	20,601
Dr Reddy’s Laboratories, Ltd. ADR	337	14,201
Eicher Motors, Ltd. (a)	936	391,551
GAIL India, Ltd.	653	3,652
GAIL India, Ltd. GDR	1,160	38,280
Glenmark Pharmaceuticals, Ltd.	7,123	69,734
Godrej Consumer Products, Ltd. (d)	13,350	199,948
Grasim Industries, Ltd.	1,493	28,690
Havells India, Ltd.	14,736	104,870
HCL Technologies, Ltd.	69,022	908,618
Hero MotoCorp, Ltd.	3,856	220,807
Hindalco Industries, Ltd.	27,759	82,005
Hindustan Petroleum Corp., Ltd.	7,453	58,846
Hindustan Unilever, Ltd.	63,389	1,058,747
Housing Development Finance Corp., Ltd.	10,252	256,143
ICICI Bank, Ltd.	1,894	8,503
ICICI Bank, Ltd. ADR	12,910	115,799
Idea Cellular, Ltd.	22,609	29,819
Indiabulls Housing Finance, Ltd.	3,349	55,758
Indian Oil Corp., Ltd.	31,008	184,789
Infosys, Ltd.	45,911	664,506
Infosys, Ltd. ADR	110,034	1,652,711
ITC, Ltd.	240,791	1,205,678
JSW Steel, Ltd.	8,042	25,306
Larsen & Toubro, Ltd.	252	6,579
Larsen & Toubro, Ltd. GDR	1,679	43,318
LIC Housing Finance, Ltd.	1,712	19,658
Lupin, Ltd.	15,593	255,676
Mahindra & Mahindra Financial Services, Ltd.	1,058	5,646
Mahindra & Mahindra, Ltd.	336	7,010
Mahindra & Mahindra, Ltd. GDR	2,718	58,165
Marico, Ltd.	78,742	382,944
Maruti Suzuki India, Ltd.	6,847	764,555
Motherson Sumi Systems, Ltd. (a)	21,760	155,531
Nestle India, Ltd.	2,210	230,336
NTPC, Ltd.	19,011	46,750
Oil & Natural Gas Corp., Ltd.	15,940	38,791
Piramal Enterprises, Ltd. (a)	149	6,447
Power Finance Corp., Ltd.	10,713	20,336
Reliance Industries, Ltd. (a)	3,531	75,386
Reliance Industries, Ltd. GDR (a) (c)	6,468	274,243
Rural Electrification Corp., Ltd.	6,150	16,360
Shree Cement, Ltd.	369	96,782
Shriram Transport Finance Co., Ltd.	991	15,329
Siemens, Ltd.	93	1,921
State Bank of India GDR	3,000	127,500
Sun Pharmaceutical Industries, Ltd.	77,911	669,815
Tata Consultancy Services, Ltd.	48,800	1,783,526
Tata Motors, Ltd.	3,760	25,162
Tata Motors, Ltd. ADR	5,618	185,450
Tata Motors, Ltd. Class A	7,532	30,682
Tata Power Co., Ltd.	17,137	21,356
Tata Steel, Ltd.	742	6,265
Tata Steel, Ltd. GDR	5,646	47,426
Tech Mahindra, Ltd.	62,295	368,156
Titan Co., Ltd. (a)	26,640	216,149
UltraTech Cement, Ltd.	253	15,496

See accompanying notes to schedule of investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

United Spirits, Ltd. (a)	35	$1,299
UPL, Ltd.	18,336	238,400
Vedanta, Ltd.	20,103	77,457
Wipro, Ltd.	88,158	352,359
Wipro, Ltd. ADR (b)	96,992	504,358
Yes Bank, Ltd.	2,830	64,076
Zee Entertainment Enterprises, Ltd.	28,680	218,015

		18,253,874

INDONESIA — 4.3%
Adaro Energy Tbk PT	181,600	21,529
AKR Corporindo Tbk PT	12,500	6,120
Astra International Tbk PT	168,900	113,107
Bank Central Asia Tbk PT	1,149,225	1,565,067
Bank Danamon Indonesia Tbk PT	86,500	33,263
Bank Mandiri Persero Tbk PT	127,000	121,497
Bank Negara Indonesia Persero Tbk PT	153,300	75,917
Bank Rakyat Indonesia Persero Tbk PT	685,600	784,498
Bumi Serpong Damai Tbk PT	76,000	10,435
Charoen Pokphand Indonesia Tbk PT	367,200	87,615
Gudang Garam Tbk PT	50,000	293,753
Hanjaya Mandala Sampoerna Tbk PT	2,057,800	592,906
Indocement Tunggal Prakarsa Tbk PT	98,000	135,667
Indofood CBP Sukses Makmur Tbk PT	279,900	184,815
Indofood Sukses Makmur Tbk PT	272,200	175,646
Jasa Marga Persero Tbk PT	91,600	36,771
Kalbe Farma Tbk PT	3,448,300	420,445
Lippo Karawaci Tbk PT	182,700	9,048
Matahari Department Store Tbk PT	178,600	189,957
Media Nusantara Citra Tbk PT	27,400	3,783
Pakuwon Jati Tbk PT	840,678	38,793
Perusahaan Gas Negara Persero Tbk	194,200	32,786
Semen Indonesia Persero Tbk PT	166,500	124,930
Summarecon Agung Tbk PT	60,500	5,856
Surya Citra Media Tbk PT	395,300	76,821
Telekomunikasi Indonesia Persero Tbk PT	4,995,675	1,694,275
Tower Bersama Infrastructure Tbk PT	60,691	30,966
Unilever Indonesia Tbk PT	259,600	950,552
United Tractors Tbk PT	19,400	39,957
Waskita Karya Persero Tbk PT	16,000	2,785
XL Axiata Tbk PT (a)	35,200	9,006

		7,868,566

MALAYSIA — 3.3%
AirAsia Bhd	10,400	7,874
Alliance Financial Group Bhd	6,900	6,188
AMMB Holdings Bhd	41,200	46,837
Astro Malaysia Holdings Bhd	6,700	3,949
Axiata Group Bhd	24,347	27,395
British American Tobacco Malaysia Bhd	9,900	100,138
CIMB Group Holdings Bhd	65,772	100,819
Dialog Group Bhd	8,000	3,578
DiGi.Com Bhd	68,400	79,671
Felda Global Ventures Holdings Bhd	17,200	6,852
Gamuda Bhd	7,800	9,994
Genting Bhd	34,500	75,628
Genting Malaysia Bhd	29,200	37,413

Genting Plantations Bhd	800	2,057
HAP Seng Consolidated Bhd	32,800	70,526
Hartalega Holdings Bhd	51,800	89,055
Hong Leong Bank Bhd	164,520	600,185
Hong Leong Financial Group Bhd	2,900	11,350
IHH Healthcare Bhd	563,100	754,272
IJM Corp. Bhd	31,200	25,148
IOI Corp. Bhd	14,900	15,446
IOI Properties Group Bhd	18,308	9,383
Kuala Lumpur Kepong Bhd	2,600	15,069
Malayan Banking Bhd	384,501	862,578
Malaysia Airports Holdings Bhd	3,100	6,182
Maxis Bhd	380,100	491,434
MISC Bhd	9,300	16,162
Petronas Chemicals Group Bhd	213,100	352,465
Petronas Dagangan Bhd	25,400	142,602
Petronas Gas Bhd	117,900	509,211
PPB Group Bhd	3,300	13,192
Public Bank Bhd	192,411	910,811
RHB Capital Bhd	13,138	15,487
Sapura Energy Bhd	73,300	27,150
Sime Darby Bhd	20,727	45,871
Telekom Malaysia Bhd	114,585	177,510
Tenaga Nasional Bhd	114,000	375,516
UMW Holdings Bhd (a)	7,400	10,292
Westports Holdings Bhd	102,238	86,694
YTL Corp. Bhd	61,900	21,053
YTL Power International Bhd	17,800	6,013

		6,169,050

MEXICO — 2.6%
Alfa SAB de CV Class A	44,727	63,805
America Movil SAB de CV Series L	370,405	298,784
Arca Continental SAB de CV	63,408	477,809
Cemex SAB de CV Series CPO (a)	134,150	126,370
Coca-Cola Femsa SAB de CV Series L	12,501	106,205
El Puerto de Liverpool SAB de CV Series C1	6,959	55,046
Fibra Uno Administracion SA de CV REIT	49,989	95,063
Fomento Economico Mexicano SAB de CV	10,577	104,462
Gentera SAB de CV	52,141	78,443
Gruma SAB de CV Class B	21,667	283,327
Grupo Aeroportuario del Pacifico SAB de CV Class B	55,594	627,791
Grupo Aeroportuario del Sureste SAB de CV Class B	17,187	363,610
Grupo Bimbo SAB de CV Series A	23,861	60,115
Grupo Carso SAB de CV Series A1	5,865	24,766
Grupo Financiero Banorte SAB de CV Series O	31,095	198,238
Grupo Financiero Inbursa SAB de CV Series O	29,253	50,102
Grupo Financiero Santander Mexico SAB de CV Class B	24,897	48,268
Grupo Lala SAB de CV	32,295	59,309
Grupo Mexico SAB de CV Series B	46,230	130,442
Grupo Televisa SAB Series CPO	19,535	95,464
Industrias Penoles SAB de CV	668	15,114

See accompanying notes to schedule of investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Infraestructura Energetica Nova SAB de CV	28,114	$150,280
Kimberly-Clark de Mexico SAB de CV Class A	6,650	14,108
Mexichem SAB de CV	12,562	33,814
OHL Mexico SAB de CV	16,359	23,680
Promotora y Operadora de Infraestructura SAB de CV	12,954	154,777
Wal-Mart de Mexico SAB de CV	426,694	993,197

		4,732,389

NETHERLANDS — 0.1%
Steinhoff International Holdings NV	28,498	145,834

PAKISTAN — 0.2%
Engro Corp., Ltd.	4,469	13,893
Habib Bank, Ltd.	37,834	97,130
Lucky Cement, Ltd.	17,856	142,436
MCB Bank, Ltd.	52,797	105,977
Oil & Gas Development Co., Ltd.	5,662	7,598
United Bank, Ltd.	6,406	14,392

		381,426

PERU — 0.5%
Cia de Minas Buenaventura SAA ADR	2,879	33,108
Credicorp, Ltd.	4,586	822,683
Southern Copper Corp.	544	18,839

		874,630

PHILIPPINES — 1.5%
Aboitiz Equity Ventures, Inc.	265,520	400,701
Aboitiz Power Corp.	422,500	325,709
Alliance Global Group, Inc.	28,200	7,992
Ayala Corp.	1,320	22,235
Ayala Land, Inc.	25,700	20,245
Bank of the Philippine Islands	206,810	426,243
BDO Unibank, Inc.	182,562	448,626
DMCI Holdings, Inc.	215,430	60,197
Energy Development Corp.	87,800	10,527
Globe Telecom, Inc.	130	5,276
GT Capital Holdings, Inc.	775	18,584
International Container Terminal Services, Inc.	3,990	7,733
JG Summit Holdings, Inc.	15,530	24,929
Jollibee Foods Corp.	90,600	366,278
Megaworld Corp.	130,000	11,078
Metro Pacific Investments Corp.	104,600	13,246
Metropolitan Bank & Trust Co.	85,141	147,639
PLDT, Inc.	1,351	48,139
Robinsons Land Corp.	51,300	24,654
Security Bank Corp.	20,780	89,363
SM Investments Corp.	1,555	24,746
SM Prime Holdings, Inc.	47,000	30,737
Universal Robina Corp.	82,210	265,399

		2,800,276

POLAND — 1.0%
Alior Bank SA (a)	1,337	22,264
Bank Handlowy w Warszawie SA	499	9,255
Bank Millennium SA (a)	13,607	27,337
Bank Pekao SA	8,856	298,042
Bank Zachodni WBK SA	1,664	153,598

CCC SA	136	8,252
Cyfrowy Polsat SA (a)	9,643	64,151
Eurocash SA	8,068	67,445
Grupa Azoty SA	620	10,583
Grupa Lotos SA (a)	3,572	49,125
KGHM Polska Miedz SA	1,435	42,818
LPP SA	11	21,209
mBank SA (a)	271	33,770
Orange Polska SA (a)	14,848	20,540
PGE Polska Grupa Energetyczna SA	103,745	338,795
Polski Koncern Naftowy ORLEN SA	10,972	331,086
Polskie Gornictwo Naftowe i Gazownictwo SA	25,686	43,776
Powszechna Kasa Oszczednosci Bank Polski SA (a)	15,553	144,529
Powszechny Zaklad Ubezpieczen SA	6,555	78,820
Synthos SA	5,975	7,815
Tauron Polska Energia SA (a)	71,802	69,318

		1,842,528

QATAR — 1.0%
Barwa Real Estate Co.	1,726	15,231
Commercial Bank QSC (a)	19,356	160,489
Doha Bank QSC	16,990	141,568
Ezdan Holding Group QSC	5,573	19,168
Industries Qatar QSC	3,418	89,176
Masraf Al Rayan QSC	7,730	83,416
Ooredoo QSC	1,190	29,877
Qatar Electricity & Water Co. QSC	9,028	468,369
Qatar Gas Transport Co., Ltd.	8,042	37,437
Qatar Insurance Co. SAQ	8,449	155,574
Qatar Islamic Bank SAQ	10,051	253,993
Qatar National Bank QPSC	9,769	338,942

		1,793,240

ROMANIA — 0.1%
New Europe Property Investments PLC	15,679	197,996

RUSSIA — 3.5%
Alrosa PJSC (a)	156,077	227,919
Gazprom PJSC ADR	273,404	1,082,133
LUKOIL PJSC ADR	15,040	732,448
Magnit PJSC GDR	19,143	650,862
MMC Norilsk Nickel PJSC ADR	5,694	78,577
Mobile TeleSystems PJSC ADR	32,759	274,520
Moscow Exchange MICEX-RTS PJSC (a)	14,640	25,951
Novatek PJSC GDR	5,613	625,288
Novolipetsk Steel PJSC	196,877	383,000
PhosAgro PJSC GDR	492	6,519
Rosneft Oil Co. PJSC (a)	20,830	113,923
Rosneft Oil Co. PJSC GDR	38,091	207,025
Rostelecom PJSC ADR	5,213	37,872
RusHydro PJSC ADR	28,917	37,014
Sberbank of Russia PJSC ADR (b) (f)	6,842	71,088
Sberbank of Russia PJSC ADR (f)	55,973	579,321
Severstal PJSC GDR	1,116	14,642
Sistema PJSC FC GDR	3,212	13,426
Surgutneftegas OJSC ADR (f)	29,608	145,671
Surgutneftegas OJSC ADR (f)	46,125	198,338
Tatneft PJSC ADR	14,785	557,395

See accompanying notes to schedule of investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Tatneft PJSC ADR	1,551	$58,523
Transneft PJSC Preference Shares (a)	36	97,002
VTB Bank PJSC	48,106,319	51,762
VTB Bank PJSC GDR	52,610	110,639

		6,380,858

SOUTH AFRICA — 4.6%
African Phoenix Investments, Ltd. (a)	141	7
Anglo American Platinum, Ltd. (a)	289	6,612
AngloGold Ashanti, Ltd.	3,968	38,764
Aspen Pharmacare Holdings, Ltd.	2,209	48,403
Barclays Africa Group, Ltd.	8,562	93,935
Bid Corp., Ltd.	19,766	451,393
Bidvest Group, Ltd.	25,182	302,857
Brait SE (a)	5,917	27,330
Capitec Bank Holdings, Ltd.	2,411	152,729
Coronation Fund Managers, Ltd.	15,513	77,183
Discovery, Ltd.	2,946	28,762
Exxaro Resources, Ltd.	3,482	24,715
FirstRand, Ltd.	229,082	824,363
Fortress Income Fund, Ltd.	3,143	8,324
Fortress Income Fund, Ltd. Class A	125,158	163,916
Foschini Group, Ltd.	11,216	117,514
Gold Fields, Ltd.	11,525	39,521
Growthpoint Properties, Ltd. REIT	23,697	44,274
Hyprop Investments, Ltd.	2,166	19,300
Impala Platinum Holdings, Ltd. (a) (b)	9,553	26,867
Imperial Holdings, Ltd.	3,945	48,475
Investec, Ltd.	1,649	12,145
Liberty Holdings, Ltd.	6,603	56,694
Life Healthcare Group Holdings, Ltd.	34,987	68,492
Massmart Holdings, Ltd.	6,814	54,866
MMI Holdings, Ltd.	17,877	27,615
Mondi, Ltd.	6,222	161,034
Mr. Price Group, Ltd.	18,933	225,419
MTN Group, Ltd.	26,545	231,161
Naspers, Ltd. Class N	797	154,807
Nedbank Group, Ltd.	3,337	53,176
Netcare, Ltd.	70,275	138,002
Pick n Pay Stores, Ltd.	55,876	251,650
Pioneer Foods Group, Ltd.	6,354	65,686
PSG Group, Ltd.	509	9,323
Rand Merchant Investment Holdings, Ltd.	34,828	103,640
Redefine Properties, Ltd. REIT	32,617	26,188
Remgro, Ltd.	5,044	82,175
Resilient REIT, Ltd. REIT	3,317	30,819
RMB Holdings, Ltd.	47,067	211,043
Sanlam, Ltd.	84,469	417,752
Sappi, Ltd.	10,180	67,665
Sasol, Ltd.	10,390	290,627
Shoprite Holdings, Ltd.	27,867	424,051
Sibanye Gold, Ltd.	15,849	18,205
SPAR Group, Ltd.	25,916	304,821
Standard Bank Group, Ltd.	82,812	910,379
Telkom SA SOC, Ltd. (b)	4,302	20,209
Tiger Brands, Ltd.	11,137	312,711
Truworths International, Ltd.	31,363	171,147
Vodacom Group, Ltd.	69,196	867,531

Woolworths Holdings, Ltd.	58,403	274,798

		8,589,075

SOUTH KOREA — 13.0%
Amorepacific Corp.	1,737	461,520
Amorepacific Corp. Preference Shares	402	65,352
AMOREPACIFIC Group	329	37,381
BGF retail Co., Ltd.	1,370	120,937
BNK Financial Group, Inc.	11,017	105,437
Celltrion, Inc. (a)	90	9,054
Cheil Worldwide, Inc.	3,029	48,712
CJ CheilJedang Corp.	345	109,005
CJ Corp.	345	57,141
CJ E&M Corp.	78	5,168
CJ Korea Express Corp. (a)	853	134,568
Coway Co., Ltd.	4,071	370,042
Daelim Industrial Co., Ltd.	395	30,726
Daewoo Engineering & Construction Co., Ltd. (a)	1,280	8,480
DGB Financial Group, Inc.	5,537	57,105
Dongbu Insurance Co., Ltd.	8,292	492,817
Dongsuh Cos., Inc.	104	2,781
Doosan Heavy Industries & Construction Co., Ltd.	1,377	25,214
E-MART, Inc.	891	182,616
GS Engineering & Construction Corp. (a)	912	24,272
GS Holdings Corp.	668	39,818
GS Retail Co., Ltd.	2,124	95,790
Hana Financial Group, Inc.	9,398	371,682
Hankook Tire Co., Ltd.	1,239	68,872
Hanmi Pharm Co., Ltd. (a)	7	2,282
Hanmi Science Co., Ltd. (a)	10	738
Hanon Systems.	9,629	86,683
Hanssem Co., Ltd.	1,248	200,701
Hanwha Chemical Corp.	1,354	35,739
Hanwha Corp.	2,744	113,679
Hanwha Life Insurance Co., Ltd.	10,490	63,812
Hanwha Techwin Co., Ltd. (a)	219	8,518
Hotel Shilla Co., Ltd.	70	3,493
Hyosung Corp.	446	65,293
Hyundai Department Store Co., Ltd.	165	15,935
Hyundai Development Co-Engineering & Construction	486	19,943
Hyundai Electric & Energy System Co., Ltd. (a)	1	272
Hyundai Engineering & Construction Co., Ltd.	1,798	72,366
Hyundai Glovis Co., Ltd.	288	39,519
Hyundai Heavy Industries Co., Ltd. (a)	879	135,597
Hyundai Marine & Fire Insurance Co., Ltd.	7,226	248,519
Hyundai Mobis Co., Ltd.	4,368	954,420
Hyundai Motor Co.	4,369	609,060
Hyundai Motor Co. GDR	278	13,566
Hyundai Motor Co. Preference Shares (f)	1,750	178,189
Hyundai Motor Co. Preference Shares (f)	1,059	104,590
Hyundai Robotics Co., Ltd. (a)	148	49,995

See accompanying notes to schedule of investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Hyundai Steel Co.	2,397	$130,309
Hyundai Wia Corp.	499	30,442
Industrial Bank of Korea	9,225	114,894
Kakao Corp.	625	55,445
Kangwon Land, Inc.	17,526	533,830
KB Financial Group, Inc.	2,285	115,234
KB Financial Group, Inc. ADR	8,845	446,584
KCC Corp.	88	33,573
KEPCO Plant Service & Engineering Co., Ltd.	954	36,813
Kia Motors Corp.	13,538	451,996
Korea Aerospace Industries, Ltd.	3,595	179,098
Korea Electric Power Corp.	2,215	78,986
Korea Electric Power Corp. ADR	26,129	469,538
Korea Gas Corp. (a)	1,400	65,096
Korea Investment Holdings Co., Ltd.	682	41,785
Korea Zinc Co., Ltd.	93	37,065
Korean Air Lines Co., Ltd. (a)	1,669	56,453
KT Corp.	123	3,505
KT Corp. ADR.	9,996	166,333
KT&G Corp.	13,290	1,359,026
Kumho Petrochemical Co., Ltd.	181	11,627
LG Chem, Ltd.	649	165,065
LG Chem, Ltd. Preference Shares	108	19,067
LG Corp.	1,610	108,773
LG Display Co., Ltd.	1,336	43,321
LG Display Co., Ltd. ADR	13,155	211,401
LG Electronics, Inc.	2,909	203,908
LG Household & Health Care, Ltd.	498	432,646
LG Household & Health Care, Ltd. Preference Shares	198	107,640
LG Innotek Co., Ltd.	392	56,531
LG Uplus Corp.	2,817	38,409
Lotte Chemical Corp.	234	70,354
Lotte Chilsung Beverage Co., Ltd.	4	5,992
Lotte Confectionery Co., Ltd.	391	67,664
Lotte Shopping Co., Ltd.	443	117,511
Medy-Tox, Inc.	230	112,573
Mirae Asset Daewoo Co., Ltd.	7,055	68,136
NAVER Corp.	2,339	1,713,134
NCSoft Corp.	879	291,553
NH Investment & Securities Co., Ltd.	2,276	29,540
OCI Co., Ltd.	282	22,108
Orion Corp. (d)	22	15,344
Ottogi Corp.	4	2,762
POSCO	511	128,180
POSCO ADR	5,883	368,217
Posco Daewoo Corp.	966	18,828
S-1 Corp.	6,122	519,018
S-Oil Corp.	614	50,874
Samsung Biologics Co., Ltd. (a) (c)	2,564	654,362
Samsung C&T Corp.	1,106	143,065
Samsung Card Co., Ltd.	333	11,365
Samsung Electro-Mechanics Co., Ltd.	1,241	110,634
Samsung Electronics Co., Ltd.	486	1,009,677
Samsung Electronics Co., Ltd. GDR (a) (f)	337	277,351
Samsung Electronics Co., Ltd. GDR (a) (f)	2,129	2,203,515

Samsung Electronics Co., Ltd. Preference Shares	109	177,388
Samsung Fire & Marine Insurance Co., Ltd.	1,944	478,290
Samsung Heavy Industries Co., Ltd. (a)	6,664	72,514
Samsung Life Insurance Co., Ltd.	5,131	524,693
Samsung SDI Co., Ltd.	1,337	200,407
Samsung SDS Co., Ltd.	210	33,864
Samsung Securities Co., Ltd.	1,158	41,800
Shinhan Financial Group Co., Ltd.	2,049	88,289
Shinhan Financial Group Co., Ltd. ADR	9,066	394,280
Shinsegae, Inc.	150	30,088
SK Holdings Co., Ltd.	1,472	357,659
SK Hynix, Inc.	13,608	801,625
SK Innovation Co., Ltd.	1,431	198,238
SK Networks Co., Ltd.	5,408	29,542
SK Telecom Co., Ltd.	482	112,059
SK Telecom Co., Ltd. ADR	18,331	470,557
Woori Bank	9,130	147,226
Yuhan Corp.	187	40,206

		23,962,274

TAIWAN — 15.7%
Acer, Inc. (a)	107,258	56,238
Advanced Semiconductor Engineering, Inc.	128,248	164,631
Advantech Co., Ltd.	66,951	474,291
Asia Cement Corp.	108,200	92,834
Asia Pacific Telecom Co., Ltd. (a)	9,000	3,240
Asustek Computer, Inc.	40,000	378,041
AU Optronics Corp.	340,000	155,358
Catcher Technology Co., Ltd.	42,000	501,874
Cathay Financial Holding Co., Ltd.	104,100	171,447
Chailease Holding Co., Ltd.	10,160	28,322
Chang Hwa Commercial Bank, Ltd.	90,081	51,674
Cheng Shin Rubber Industry Co., Ltd.	21,000	44,665
Chicony Electronics Co., Ltd.	177,756	450,526
China Airlines, Ltd.	267,000	81,013
China Development Financial Holding Corp.	335,000	97,240
China Life Insurance Co., Ltd.	59,772	59,536
China Steel Corp.	135,440	110,195
Chunghwa Telecom Co., Ltd.	436,540	1,549,846
Compal Electronics, Inc.	204,000	137,475
CTBC Financial Holding Co., Ltd.	337,900	221,601
Delta Electronics, Inc.	136,623	747,789
E.Sun Financial Holding Co., Ltd.	113,353	69,681
Eclat Textile Co., Ltd.	12,137	148,022
Eva Airways Corp.	118,718	58,735
Evergreen Marine Corp. Taiwan, Ltd. (a)	12,000	6,095
Far Eastern New Century Corp.	99,560	81,003
Far EasTone Telecommunications Co., Ltd.	377,449	961,614
Feng TAY Enterprise Co., Ltd.	25,468	112,605
First Financial Holding Co., Ltd.	1,042,136	697,155
Formosa Chemicals & Fibre Corp.	41,000	128,715
Formosa Petrochemical Corp.	109,000	376,233
Formosa Plastics Corp.	77,000	234,645

See accompanying notes to schedule of investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Formosa Taffeta Co., Ltd.	164,000	$164,701
Foxconn Technology Co., Ltd.	93,892	283,343
Fubon Financial Holding Co., Ltd. (a)	96,000	152,899
Giant Manufacturing Co., Ltd.	17,000	97,239
Highwealth Construction Corp.	48,500	80,355
Hiwin Technologies Corp.	1,000	6,755
Hon Hai Precision Industry Co., Ltd.	1,196,163	4,600,627
Hotai Motor Co., Ltd.	1,000	12,525
HTC Corp. (a)	8,000	19,093
Hua Nan Financial Holdings Co., Ltd.	896,152	519,957
Innolux Corp.	363,751	190,126
Inventec Corp.	91,000	74,188
Largan Precision Co., Ltd.	7,000	1,116,042
Lite-On Technology Corp.	323,952	532,465
MediaTek, Inc.	18,877	161,652
Mega Financial Holding Co., Ltd.	207,657	172,706
Merida Industry Co., Ltd.	13,000	69,658
Micro-Star International Co., Ltd.	35,000	81,345
Nan Ya Plastics Corp.	52,000	129,060
Nanya Technology Corp.	36,000	64,852
Nien Made Enterprise Co., Ltd.	9,000	99,852
Novatek Microelectronics Corp.	47,000	190,039
OBI Pharma, Inc. (a)	2,000	15,845
Pegatron Corp.	51,000	159,773
Phison Electronics Corp.	14,000	172,814
Pou Chen Corp.	39,000	53,974
Powertech Technology, Inc.	47,000	145,079
President Chain Store Corp.	84,000	755,227
Quanta Computer, Inc.	108,000	255,621
Realtek Semiconductor Corp.	3,000	10,799
Ruentex Development Co., Ltd. (a)	9,536	10,752
Ruentex Industries, Ltd.	34,000	50,743
Shin Kong Financial Holding Co., Ltd. (a)	185,936	49,510
Siliconware Precision Industries Co., Ltd.	463,300	748,560
SinoPac Financial Holdings Co., Ltd.	269,199	82,299
Standard Foods Corp.	52,085	139,886
Synnex Technology International Corp.	268,900	301,430
TaiMed Biologics, Inc. (a)	3,000	18,195
Taishin Financial Holding Co., Ltd.	165,899	75,533
Taiwan Business Bank	358,549	100,186
Taiwan Cement Corp.	42,000	48,600
Taiwan Cooperative Financial Holding Co., Ltd.	1,646,598	874,180
Taiwan Fertilizer Co., Ltd.	10,000	13,297
Taiwan Mobile Co., Ltd.	311,542	1,172,635
Taiwan Semiconductor Manufacturing Co., Ltd.	779,495	5,342,693
Teco Electric and Machinery Co., Ltd.	32,000	30,769
Transcend Information, Inc.	72,000	241,420
Uni-President Enterprises Corp.	54,164	108,613
United Microelectronics Corp.	386,000	187,163
Vanguard International Semiconductor Corp.	44,000	86,785
Wistron Corp.	123,914	126,073
WPG Holdings, Ltd.	137,000	182,847
Yuanta Financial Holding Co., Ltd.	208,466	91,829
Yulon Motor Co., Ltd.	25,000	22,436

Zhen Ding Technology Holding, Ltd.	4,000	9,481

		28,956,865

THAILAND — 3.4%
Advanced Info Service PCL (d)	91,300	477,061
Airports of Thailand PCL (d)	34,300	47,709
Airports of Thailand PCL NVDR	220,370	306,520
Bangkok Bank PCL	3,700	21,457
Bangkok Bank PCL NVDR	3,500	19,061
Bangkok Dusit Medical Services PCL (d)	614,192	347,144
Bangkok Expressway & Metro PCL (d)	1,135,033	248,925
Banpu PCL (d)	21,770	10,638
BEC World PCL (d)	59,125	36,551
BTS Group Holdings PCL (d)	1,675,998	419,370
BTS Group Holdings PCL NVDR	9,500	2,377
Bumrungrad Hospital PCL (d)	71,500	360,973
Central Pattana PCL (d)	62,900	128,226
Central Pattana PCL NVDR	17,100	34,859
Charoen Pokphand Foods PCL (d)	35,286	25,761
CP ALL PCL (d)	263,400	486,557
Delta Electronics Thailand PCL (d)	142,844	364,784
Delta Electronics Thailand PCL NVDR	300	766
Electricity Generating PCL (d)	38,400	241,908
Energy Absolute PCL NVDR	76,200	77,389
Glow Energy PCL (d)	62,300	144,425
Glow Energy PCL NVDR	62,600	145,121
Home Product Center PCL (d)	570,459	161,213
Indorama Ventures PCL (d)	1,400	1,566
Indorama Ventures PCL NVDR	22,200	24,834
IRPC PCL (d)	176,100	27,734
Kasikornbank PCL	12,700	74,585
Kasikornbank PCL NVDR	41,000	239,579
KCE Electronics PCL NVDR	83,400	266,379
Krung Thai Bank PCL (d)	87,800	48,591
Minor International PCL (d)	10,800	12,797
Minor International PCL NVDR	117,219	138,889
PTT Exploration & Production PCL (d)	29,328	74,464
PTT Global Chemical PCL (d)	37,803	76,229
PTT PCL (d)	22,056	240,233
Robinson PCL (d)	12,200	20,920
Robinson PCL NVDR	75,500	129,464
Siam Cement PCL	38,050	562,293
Siam Cement PCL NVDR	500	7,418
Siam Commercial Bank PCL (d)	28,600	130,919
Thai Oil PCL (d)	29,688	69,042
Thai Union Group PCL Class F (d)	14,900	9,255
Thai Union Group PCL NVDR	101,400	62,983
TMB Bank PCL (d)	30,000	2,031
TMB Bank PCL NVDR	173,900	11,774
True Corp. PCL (a) (d)	112,600	20,551

		6,361,325

TURKEY — 0.8%
Akbank TAS	42,736	118,895
Anadolu Efes Biracilik Ve Malt Sanayii A/S	3,356	20,807
Arcelik A/S	3,194	23,629
BIM Birlesik Magazalar A/S	15,390	285,077
Coca-Cola Icecek A/S	532	6,098

See accompanying notes to schedule of investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT (a)	76,946	$64,221
Eregli Demir ve Celik Fabrikalari TAS	18,037	36,099
Ford Otomotiv Sanayi A/S	4,342	52,954
Haci Omer Sabanci Holding A/S	15,199	47,160
KOC Holding A/S	11,512	52,878
Petkim Petrokimya Holding A/S	4,879	8,394
TAV Havalimanlari Holding A/S	2,042	10,939
Tofas Turk Otomobil Fabrikasi A/S	7,120	58,414
Tupras Turkiye Petrol Rafinerileri A/S	3,211	92,249
Turk Hava Yollari AO (a)	21,844	49,920
Turk Telekomunikasyon A/S (a)	5,382	9,534
Turkcell Iletisim Hizmetleri A/S	17,163	56,422
Turkiye Garanti Bankasi A/S	53,948	149,934
Turkiye Halk Bankasi A/S	24,357	90,927
Turkiye Is Bankasi Class C	52,964	112,016
Turkiye Sise ve Cam Fabrikalari A/S	21,435	27,991
Turkiye Vakiflar Bankasi TAO Class D	22,623	41,553
Ulker Biskuvi Sanayi A/S	746	4,701
Yapi ve Kredi Bankasi A/S (a)	22,804	29,067

		1,449,879

UNITED ARAB EMIRATES — 1.2%
Abu Dhabi Commercial Bank PJSC	36,013	68,733
Aldar Properties PJSC	33,211	20,797
DAMAC Properties Dubai Co. PJSC	157,819	135,779
DP World, Ltd.	16,601	347,293
Dubai Islamic Bank PJSC	81,166	125,960
DXB Entertainments PJSC (a)	58,609	12,063
Emaar Malls PJSC	6,474	4,442
Emaar Properties PJSC	32,983	69,864
Emirates Telecommunications Group Co. PJSC	178,786	842,102
First Abu Dhabi Bank PJSC	216,674	619,414

		2,246,447

UNITED STATES — 1.1%
Yum China Holdings, Inc. (a)	50,637	1,996,617

TOTAL COMMON STOCKS (Cost $165,153,882)		183,846,750

SHORT-TERM INVESTMENT — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (g) (h) (Cost $873,393)	873,393	873,393

TOTAL INVESTMENTS — 100.0% (Cost $166,027,275)		184,720,143
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (i)		(33,939)

NET ASSETS — 100.0%		$184,686,204

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $4,350,895 representing 2.4% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(f)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
(i)	Amount is less than 0.05% of net assets.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$8,998,980	$—	$—		$8,998,980
Chile	2,969,405	—	—		2,969,405
China.	41,770,506	—	0	(a)	41,770,506
Colombia	608,649	—	—		608,649
Czech Republic	583,374	—	—		583,374
Egypt	605,306	—	—		605,306

See accompanying notes to schedule of investments

SPDR MSCI Emerging Markets StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Greece	$1,208,593	$—	$—		$1,208,593
Hong Kong	1,278,371	—	0	(a)	1,278,371
Hungary	820,417	—	—		820,417
India	18,153,900	99,974	—		18,253,874
Indonesia	7,868,566	—	—		7,868,566
Malaysia	6,169,050	—	—		6,169,050
Mexico	4,732,389	—	—		4,732,389
Netherlands	145,834	—	—		145,834
Pakistan	381,426	—	—		381,426
Peru	874,630	—	—		874,630
Philippines	2,800,276	—	—		2,800,276
Poland	1,842,528	—	—		1,842,528
Qatar	1,793,240	—	—		1,793,240
Romania	197,996	—	—		197,996
Russia	6,380,858	—	—		6,380,858
South Africa	8,589,075	—	—		8,589,075
South Korea	23,946,930	15,344	—		23,962,274
Taiwan	28,956,865	—	—		28,956,865
Thailand	2,125,748	4,235,577	—		6,361,325
Turkey	1,449,879	—	—		1,449,879
United Arab Emirates	2,246,447	—	—		2,246,447
United States	1,996,617	—	—		1,996,617
Short-Term Investment	873,393	—	—		873,393

TOTAL INVESTMENTS	$180,369,248	$4,350,895	$0		$184,720,143

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2017.

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	1,677,403	1,677,403	—	$—	$19	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares.	—	—	1,630,582	1,630,582	—	—	245	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	7,333,090	7,333,090	—	—	519	—
State Street Navigator Securities Lending Government Money Market Portfolio*	—	—	873,393	—	873,393	873,393	2,652	—

TOTAL		$—				$873,393	$3,435	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 1.4%
AGL Energy, Ltd.	348	$6,807
Amcor, Ltd.	1,201	14,933
AMP, Ltd.	905	3,603
Aurizon Holdings, Ltd.	937	3,852
Australia & New Zealand Banking Group, Ltd.	1,109	24,431
Bendigo & Adelaide Bank, Ltd.	238	2,023
BHP Billiton PLC	276	4,216
BHP Billiton, Ltd.	541	9,661
Brambles, Ltd.	1,686	12,583
Caltex Australia, Ltd.	88	2,134
Cochlear, Ltd.	76	9,062
Commonwealth Bank of Australia	469	29,791
CSL, Ltd.	713	75,490
Flight Centre Travel Group, Ltd.	4	117
Fortescue Metals Group, Ltd.	1,053	4,216
Incitec Pivot, Ltd.	501	1,310
Insurance Australia Group, Ltd.	809	4,207
LendLease Group	340	4,342
Macquarie Group, Ltd.	80	5,431
Medibank Pvt, Ltd.	797	1,712
National Australia Bank, Ltd.	1,017	23,083
Newcrest Mining, Ltd.	436	6,742
Oil Search, Ltd.	400	2,092
Orica, Ltd.	232	3,680
QBE Insurance Group, Ltd.	440	3,986
REA Group, Ltd.	108	5,501
Santos, Ltd. (a)	4	9
Scentre Group REIT	1,878	5,834
SEEK, Ltd.	292	3,787
Sonic Healthcare, Ltd.	397	7,375
South32, Ltd.	765	1,573
Suncorp Group, Ltd.	336	3,820
Telstra Corp., Ltd.	10,612	35,002
Transurban Group Stapled Security	120	1,091
Wesfarmers, Ltd.	248	7,632
Westfield Corp. REIT	2,282	14,056
Westpac Banking Corp.	1,109	25,954
Woodside Petroleum, Ltd.	272	6,232
Woolworths, Ltd.	1,127	22,078

		399,448

AUSTRIA — 0.1%
Erste Group Bank AG (a)	132	5,047
OMV AG	120	6,219
Raiffeisen Bank International AG (a)	4	101
Voestalpine AG	92	4,281

		15,648

BELGIUM — 0.3%
Ageas	104	4,182
Anheuser-Busch InBev SA	116	12,795
Colruyt SA	84	4,419
Groupe Bruxelles Lambert SA	40	3,845
KBC Group NV	76	5,757
Proximus SADP	805	28,123
Solvay SA	32	4,288
UCB SA	192	13,190

Umicore SA	84	5,835

		82,434

CANADA — 3.2%
Agnico Eagle Mines, Ltd.	741	33,367
Agrium, Inc.	48	4,344
Alimentation Couche-Tard, Inc. Class B	384	18,379
Bank of Montreal	541	39,666
Bank of Nova Scotia	376	22,585
Barrick Gold Corp.	228	3,622
BCE, Inc.	629	28,285
Bombardier, Inc. Class B (a)	777	1,412
Brookfield Asset Management, Inc. Class A	196	7,680
Canadian Imperial Bank of Commerce	324	26,293
Canadian National Railway Co.	757	61,332
Canadian Natural Resources, Ltd.	248	7,146
Canadian Pacific Railway, Ltd.	128	20,565
Canadian Tire Corp., Ltd. Class A	44	4,999
CI Financial Corp. (b)	160	3,405
Constellation Software, Inc.	24	12,537
Dollarama, Inc.	20	1,908
Enbridge, Inc. (c)	204	8,115
Enbridge, Inc. (c)	204	8,121
Fairfax Financial Holdings, Ltd.	48	20,772
First Capital Realty, Inc.	481	7,319
Franco-Nevada Corp.	961	69,239
Gildan Activewear, Inc.	208	6,382
Goldcorp, Inc.	2,431	31,298
Great-West Lifeco, Inc.	148	4,006
Imperial Oil, Ltd.	84	2,445
Intact Financial Corp.	665	50,160
Loblaw Cos., Ltd.	104	5,777
Magna International, Inc.	525	24,283
Manulife Financial Corp.	801	14,994
Metro, Inc.	300	9,859
Onex Corp.	72	5,755
Pembina Pipeline Corp.	32	1,058
Power Corp. of Canada	156	3,553
Power Financial Corp.	132	3,382
PrairieSky Royalty, Ltd.	316	7,185
Restaurant Brands International, Inc.	10	625
RioCan Real Estate Investment Trust	589	10,916
Rogers Communications, Inc. Class B	961	45,323
Royal Bank of Canada	1,029	74,606
Saputo, Inc.	224	7,115
Shaw Communications, Inc. Class B	1,446	31,499
Smart Real Estate Investment Trust REIT	412	10,190
Sun Life Financial, Inc.	128	4,569
Suncor Energy, Inc.	797	23,253
TELUS Corp.	629	21,683
Toronto-Dominion Bank	1,169	58,824
Wheaton Precious Metals Corp.	609	12,080

		881,911

CHILE — 0.0% (d)
Antofagasta PLC	148	1,537

DENMARK — 1.3%
Carlsberg A/S Class B	40	4,268
Chr Hansen Holding A/S	104	7,554
Coloplast A/S Class B	773	64,508

See accompanying notes to schedule of investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Danske Bank A/S	208	$7,990
DONG Energy A/S (e)	585	26,375
DSV A/S	248	15,217
H Lundbeck A/S	400	22,421
ISS A/S	581	22,790
Novo Nordisk A/S Class B	2,899	123,986
Novozymes A/S Class B	372	16,258
Pandora A/S	136	12,674
Tryg A/S	240	5,243
Vestas Wind Systems A/S	32	2,950
William Demant Holding A/S (a)	717	18,533

		350,767

FINLAND — 0.3%
Elisa Oyj	670	25,928
Fortum Oyj	4	63
Kone Oyj Class B	400	20,320
Nokia Oyj (c)	513	3,133
Nokia Oyj (c)	581	3,557
Orion Oyj Class B	140	8,926
Sampo Oyj Class A	96	4,913
Stora Enso Oyj Class R	412	5,315
UPM-Kymmene Oyj	236	6,718
Wartsila Oyj Abp	144	8,499

		87,372

FRANCE — 2.1%
Aeroports de Paris	100	16,116
Air Liquide SA	64	7,898
Airbus SE	120	9,854
Alstom SA (a)	108	3,771
Arkema SA	44	4,689
AXA SA	1,041	28,436
BNP Paribas SA	697	50,130
Bouygues SA	108	4,548
Bureau Veritas SA	4	88
Capgemini SE	56	5,779
Carrefour SA	252	6,366
Casino Guichard Perrachon SA	4	237
Christian Dior SE	20	5,711
Cie de Saint-Gobain	152	8,110
Cie Generale des Etablissements Michelin	68	9,028
CNP Assurances	192	4,304
Credit Agricole SA	1,337	21,479
Danone SA	107	8,031
Dassault Systemes SE	100	8,952
Electricite de France SA	4	43
Engie SA	1,018	15,344
Essilor International SA	60	7,624
Hermes International	32	15,791
Iliad SA	4	945
Kering	20	6,802
L’Oreal SA	252	52,425
Lagardere SCA	4	126
Legrand SA	64	4,471
LVMH Moet Hennessy Louis Vuitton SE	48	11,951
Natixis SA	629	4,216
Orange SA (b)	849	13,450
Pernod Ricard SA	40	5,349
Peugeot SA	324	6,454

Publicis Groupe SA	132	9,833
Renault SA (b)	100	9,039
Rexel SA	176	2,876
Safran SA	64	5,857
Sanofi	252	24,074
Schneider Electric SE	104	7,979
SCOR SE	116	4,592
Societe BIC SA	32	3,792
Societe Generale SA	601	32,293
Sodexo SA	40	5,164
Suez Environment Co.	221	4,087
Thales SA	112	12,038
TOTAL SA	1,128	55,688
Unibail-Rodamco SE REIT	20	5,033
Valeo SA	276	18,570
Veolia Environnement SA	244	5,148
Vinci SA	148	12,615
Vivendi SA	228	5,068
Zodiac Aerospace	44	1,192

		573,456

GERMANY — 2.3%
adidas AG	44	8,418
Allianz SE	180	35,394
BASF SE	308	28,486
Bayer AG	168	21,691
Bayerische Motoren Werke AG	180	16,687
Bayerische Motoren Werke AG Preference Shares	44	3,622
Beiersdorf AG	88	9,238
Brenntag AG	72	4,162
Commerzbank AG (a)	1,341	15,953
Continental AG	128	27,585
Daimler AG	525	37,945
Deutsche Bank AG	2,041	36,140
Deutsche Boerse AG	24	2,530
Deutsche Lufthansa AG	4	91
Deutsche Post AG	1,141	42,711
Deutsche Telekom AG	1,129	20,242
E.ON SE	1,570	14,769
Fresenius Medical Care AG & Co. KGaA	40	3,840
Fresenius SE & Co. KGaA	84	7,191
Fuchs Petrolub SE Preference Shares	88	4,785
Hannover Rueck SE	48	5,746
HeidelbergCement AG	48	4,634
Henkel AG & Co. KGaA	108	13,045
Henkel AG & Co. KGaA Preference Shares	180	24,739
HUGO BOSS AG	92	6,432
Infineon Technologies AG	376	7,927
KS AG	116	2,966
Lanxess AG	60	4,536
Linde AG	40	7,564
MAN SE	180	19,272
Merck KGaA	48	5,790
METRO AG	340	11,461
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	84	16,915
Porsche Automobil Holding SE Preference Shares	240	13,465
ProSiebenSat.1 Media SE	200	8,358

See accompanying notes to schedule of investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

RWE AG (a)	725	$14,425
SAP SE	120	12,516
Siemens AG	204	28,002
Telefonica Deutschland Holding AG	1,293	6,449
ThyssenKrupp AG	148	4,199
TUI AG	1,758	25,553
United Internet AG	120	6,589
Volkswagen AG	64	9,909
Volkswagen AG Preference Shares	208	31,635

		633,607

HONG KONG — 1.9%
AIA Group, Ltd.	1,600	11,693
Bank of East Asia, Ltd.	2,474	10,633
BOC Hong Kong Holdings, Ltd.	4,000	19,138
Cheung Kong Property Holdings, Ltd.	1,770	13,865
CK Hutchison Holdings, Ltd.	2,000	25,108
CK Infrastructure Holdings, Ltd.	4,000	33,613
CLP Holdings, Ltd.	8,000	84,648
Hang Seng Bank, Ltd.	4,000	83,674
HK Electric Investments & HK Electric
Investments, Ltd. (b) (e)	13,831	12,721
HKT Trust & HKT, Ltd.	15,540	20,384
Hong Kong & China Gas Co., Ltd.	17,193	32,331
Hong Kong Exchanges & Clearing, Ltd.	1,223	31,615
Link REIT	4,000	30,436
MTR Corp., Ltd.	8,059	45,372
New World Development Co., Ltd.	4,169	5,292
Noble Group, Ltd. (a)	400	135
Power Assets Holdings, Ltd.	4,000	35,330
Yue Yuen Industrial Holdings, Ltd.	4,000	16,602

		512,590

IRELAND — 0.3%
Bank of Ireland (a)	10,956	2,874
CRH PLC	176	6,218
Experian PLC	1,033	21,134
James Hardie Industries PLC	436	6,856
Kerry Group PLC Class A	424	36,429
Paddy Power Betfair PLC	76	8,102
XL Group, Ltd.	128	5,606

		87,219

ISRAEL — 0.5%
Azrieli Group, Ltd.	224	12,453
Bank Hapoalim BM	3,920	26,442
Bank Leumi Le-Israel BM	3,356	16,320
Bezeq The Israeli Telecommunication Corp., Ltd.	4,673	7,760
Check Point Software Technologies, Ltd. (a)	280	30,542
Israel Chemicals, Ltd.	4	19
Mizrahi Tefahot Bank, Ltd.	785	14,284
Nice, Ltd.	224	17,960
Teva Pharmaceutical Industries, Ltd.	609	20,139

		145,919

ITALY — 0.6%
Assicurazioni Generali SpA	805	13,230
Atlantia SpA	152	4,272
Enel SpA	3,744	20,044
Eni SpA	521	7,820
Ferrari NV	104	8,914

Intesa Sanpaolo SpA	4,621	14,631
Luxottica Group SpA	302	17,446
Mediobanca SpA	913	8,997
Snam SpA	8,746	38,066
Telecom Italia RSP/Milano	5,398	3,971
Telecom Italia SpA/Milano (a)	6,944	6,399
UniCredit SpA (a)	1,836	34,238

		178,028

JAPAN — 9.9%
ABC-Mart, Inc.	400	23,532
Aeon Co., Ltd.	400	6,077
Ajinomoto Co., Inc.	800	17,277
ANA Holdings, Inc.	8,000	27,796
Aozora Bank, Ltd.	4,000	15,237
Astellas Pharma, Inc.	4,400	53,825
Benesse Holdings, Inc.	400	15,094
Bridgestone Corp.	400	17,230
Canon, Inc.	2,200	74,717
Chubu Electric Power Co., Inc.	400	5,313
Chugai Pharmaceutical Co., Ltd.	400	14,970
Chugoku Bank, Ltd.	800	11,962
Chugoku Electric Power Co., Inc.	400	4,411
Concordia Financial Group, Ltd.	400	2,017
Dai-ichi Life Holdings, Inc.	1,200	21,643
Daiichi Sankyo Co., Ltd.	400	9,423
Daito Trust Construction Co., Ltd.	100	15,571
Denso Corp.	400	16,881
East Japan Railway Co.	200	19,126
Eisai Co., Ltd.	400	22,090
FUJIFILM Holdings Corp.	400	14,382
Hino Motors, Ltd.	400	4,439
Hitachi Construction Machinery Co., Ltd.	400	9,993
Hitachi, Ltd.	4,000	24,543
Honda Motor Co., Ltd.	800	21,816
Hoya Corp.	400	20,765
Idemitsu Kosan Co., Ltd.	400	11,356
Inpex Corp.	800	7,697
Isetan Mitsukoshi Holdings, Ltd.	400	4,009
Isuzu Motors, Ltd.	400	4,934
ITOCHU Corp.	1,200	17,825
Japan Airlines Co., Ltd.	800	24,735
Japan Exchange Group, Inc.	400	7,245
Japan Post Bank Co., Ltd.	400	5,119
Japan Post Holdings Co., Ltd.	400	4,963
Japan Prime Realty Investment Corp. REIT	4	13,866
Japan Real Estate Investment Corp. REIT	4	19,900
Japan Retail Fund Investment Corp. REIT	12	22,161
Japan Tobacco, Inc.	1,200	42,154
JFE Holdings, Inc.	800	13,888
JTEKT Corp.	400	5,846
JXTG Holdings, Inc.	2,500	10,918
Kakaku.com, Inc.	800	11,485
Kansai Electric Power Co., Inc.	400	5,507
Kao Corp.	400	23,752
Kawasaki Heavy Industries, Ltd.	4,000	11,819
KDDI Corp.	800	21,182
Keikyu Corp.	2,000	24,083
Kirin Holdings Co., Ltd.	400	8,149
Kobe Steel, Ltd. (a)	400	4,108

See accompanying notes to schedule of investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Komatsu, Ltd.	400	$10,162
Konami Holdings Corp.	300	16,661
Konica Minolta, Inc.	400	3,318
Kubota Corp.	400	6,719
Kyowa Hakko Kirin Co., Ltd.	800	14,859
Kyushu Electric Power Co., Inc.	400	4,856
Kyushu Financial Group, Inc.	400	2,524
Kyushu Railway Co.	557	18,069
Lawson, Inc.	200	13,991
M3, Inc.	400	11,018
Marubeni Corp.	4,000	25,838
Mazda Motor Corp.	400	5,582
McDonald’s Holdings Co., Japan, Ltd.	400	15,344
MEIJI Holdings Co., Ltd.	200	16,216
Miraca Holdings, Inc.	400	17,978
Mitsubishi Chemical Holdings Corp.	1,200	9,933
Mitsubishi Corp.	1,600	33,549
Mitsubishi Heavy Industries, Ltd.	4,000	16,369
Mitsubishi Motors Corp.	1,200	7,903
Mitsubishi Tanabe Pharma Corp.	1,200	27,725
Mitsubishi UFJ Financial Group, Inc.	10,800	72,551
Mitsubishi UFJ Lease & Finance Co., Ltd.	400	2,186
Mitsui & Co., Ltd.	1,200	17,147
Mitsui OSK Lines, Ltd.	4,000	11,748
Mizuho Financial Group, Inc.	20,000	36,561
MS&AD Insurance Group Holdings, Inc.	400	13,435
Nagoya Railroad Co., Ltd.	4,000	18,654
NGK Spark Plug Co., Ltd.	400	8,505
NH Foods, Ltd.	1,000	30,393
Nikon Corp.	400	6,394
Nippon Building Fund, Inc. REIT	4	20,434
Nippon Prologis REIT, Inc.	8	17,045
Nippon Steel & Sumitomo Metal Corp.	400	9,035
Nippon Telegraph & Telephone Corp.	1,900	89,792
Nippon Yusen KK (a)	4,000	7,440
Nissan Motor Co., Ltd.	1,600	15,920
Nissin Foods Holdings Co., Ltd.	400	24,991
Nitori Holdings Co., Ltd.	400	53,542
Nomura Holdings, Inc.	2,000	11,987
Nomura Real Estate Master Fund, Inc.	16	21,887
Nomura Research Institute, Ltd.	800	31,506
NSK, Ltd.	800	9,989
NTT Data Corp.	4,000	44,500
NTT DOCOMO, Inc.	3,668	86,575
Oracle Corp. Japan	400	25,952
Oriental Land Co., Ltd.	400	27,084
ORIX Corp.	400	6,194
Osaka Gas Co., Ltd.	4,000	16,358
Otsuka Corp.	400	24,813
Otsuka Holdings Co., Ltd.	1,600	68,209
Panasonic Corp.	1,200	16,276
Park24 Co., Ltd.	400	10,167
Rakuten, Inc.	400	4,706
Recruit Holdings Co., Ltd.	4,698	80,739
Resona Holdings, Inc.	2,000	11,009
Ricoh Co., Ltd.	400	3,532
Sankyo Co., Ltd.	400	13,564
Santen Pharmaceutical Co., Ltd.	500	6,782
SBI Holdings, Inc.	400	5,418

Secom Co., Ltd.	600	45,523
Sekisui House, Ltd.	400	7,047
Seven & i Holdings Co., Ltd.	400	16,476
Showa Shell Sekiyu KK	800	7,419
SoftBank Group Corp.	400	32,385
Sompo Holdings, Inc.	400	15,447
Sony Corp.	800	30,516
Subaru Corp.	800	26,956
Sumitomo Corp.	800	10,409
Sumitomo Electric Industries, Ltd.	400	6,159
Sumitomo Mitsui Financial Group, Inc.	1,200	46,768
Sumitomo Mitsui Trust Holdings, Inc.	400	14,308
Suntory Beverage & Food, Ltd.	800	37,166
Suzuken Co., Ltd.	400	13,279
T&D Holdings, Inc.	800	12,172
Taisho Pharmaceutical Holdings Co., Ltd.	400	30,438
Takeda Pharmaceutical Co., Ltd.	789	40,089
Terumo Corp.	400	15,753
Tobu Railway Co., Ltd.	4,000	21,823
Toho Co., Ltd.	400	12,318
Tohoku Electric Power Co., Inc.	400	5,536
Tokio Marine Holdings, Inc.	400	16,558
Tokyo Electric Power Co. Holdings, Inc. (a)	1,200	4,945
Toshiba Corp. (a) (b)	4,000	9,676
Toyo Suisan Kaisha, Ltd.	400	15,326
Toyota Motor Corp.	1,500	78,671
Toyota Tsusho Corp.	400	11,979
Unicharm Corp.	400	10,046
United Urban Investment Corp. REIT	12	17,141
USS Co., Ltd.	1,200	23,848
Yahoo! Japan Corp.	1,600	6,963
Yamada Denki Co., Ltd. (b)	1,200	5,959
Yamaha Motor Co., Ltd.	400	10,317
Yamato Holdings Co., Ltd.	100	2,028
Yokohama Rubber Co., Ltd.	400	8,028

		2,747,937

LUXEMBOURG — 0.1%
ArcelorMittal (a)	397	8,992
RTL Group SA (a)	132	9,953
SES SA	68	1,592
Tenaris SA	184	2,865

		23,402

MEXICO — 0.0% (d)
Fresnillo PLC	16	309

NETHERLANDS — 0.8%
Aegon NV	1,218	6,211
AerCap Holdings NV (a)	400	18,572
Akzo Nobel NV	60	5,207
Altice NV Class A (a)	48	1,106
Altice NV Class B (a)	16	369
ASML Holding NV	37	4,815
EXOR NV	108	5,837
Heineken Holding NV	64	5,858
Heineken NV	64	6,214
ING Groep NV	1,730	29,794
Koninklijke Ahold Delhaize NV	475	9,069
Koninklijke DSM NV	56	4,065
Koninklijke KPN NV	1,345	4,297

See accompanying notes to schedule of investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Koninklijke Philips NV	233	$8,263
NN Group NV	230	8,164
Randstad Holding NV	72	4,198
Royal Dutch Shell PLC Class A	2,594	68,569
Royal Dutch Shell PLC Class B	1,606	43,026

		233,634

NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	4,212	21,989
Ryman Healthcare, Ltd.	2,046	12,419

		34,408

NORWAY — 0.1%
DNB ASA	376	6,374
Norsk Hydro ASA	777	4,293
Statoil ASA	486	8,030
Telenor ASA	180	2,976
Yara International ASA	240	8,985

		30,658

PORTUGAL — 0.0% (d)
EDP - Energias de Portugal SA	909	2,968
Galp Energia SGPS SA	240	3,628
Jeronimo Martins SGPS SA	288	5,614

		12,210

SINGAPORE — 0.7%
Broadcom, Ltd.	36	8,390
Keppel Corp., Ltd.	4,000	18,274
Oversea-Chinese Banking Corp., Ltd.	4,026	31,551
SATS, Ltd.	4,108	15,246
Singapore Airlines, Ltd.	4,000	29,400
Singapore Press Holdings, Ltd.	8,000	18,767
Singapore Telecommunications, Ltd.	27,242	76,967
StarHub, Ltd.	4,000	7,902

		206,497

SOUTH AFRICA — 0.1%
Investec PLC	220	1,639
Mondi PLC	452	11,825

		13,464

SPAIN — 0.9%
ACS Actividades de Construccion y Servicios SA	105	4,051
Amadeus IT Group SA	473	28,242
Banco Bilbao Vizcaya Argentaria SA	4,192	34,735
Banco de Sabadell SA	1,674	3,397
Banco Santander SA	7,146	47,207
CaixaBank SA	4	19
Distribuidora Internacional de Alimentacion SA	280	1,741
Endesa SA (b)	605	13,918
Ferrovial SA	200	4,433
Gas Natural SDG SA	4	94
Iberdrola SA	2,395	18,938
Industria de Diseno Textil SA	1,177	45,119
Mapfre SA	753	2,626
Repsol SA	1,161	17,744
Telefonica SA	1,856	19,132

		241,396

SWEDEN — 0.8%
Alfa Laval AB	304	6,214
Assa Abloy AB Class B	973	21,353
Atlas Copco AB Class A	721	27,611
Atlas Copco AB Class B	424	14,633
Autoliv, Inc.	40	4,392
Boliden AB	296	8,068
Electrolux AB Series B	168	5,499
Essity AB Class B (a)	144	3,935
Hennes & Mauritz AB Class B	1,193	29,689
Investor AB Class B	268	12,900
Kinnevik AB Class B	312	9,540
Nordea Bank AB	1,478	18,785
Sandvik AB	280	4,399
Skandinaviska Enskilda Banken AB Class A	461	5,570
Skanska AB Class B	420	9,954
SKF AB Class B	432	8,743
Svenska Cellulosa AB SCA Class B	144	1,088
Svenska Handelsbanken AB Class A	420	6,005
Swedbank AB Class A	268	6,523
Telefonaktiebolaget LM Ericsson Class B	677	4,836
Telia Co. AB	693	3,187
Volvo AB Class B	432	7,355

		220,279

SWITZERLAND — 4.6%
ABB, Ltd.	440	10,880
Adecco Group AG	204	15,529
Baloise Holding AG	36	5,571
Barry Callebaut AG (a)	4	5,505
Chocoladefabriken Lindt & Spruengli AG	1	5,806
Cie Financiere Richemont SA	4	330
Credit Suisse Group AG (a)	1,419	20,537
EMS-Chemie Holding AG	52	38,390
Geberit AG	40	18,679
Givaudan SA	16	32,045
Glencore PLC (a)	9,214	34,374
Julius Baer Group, Ltd. (a)	416	21,915
Kuehne + Nagel International AG	328	54,801
LafargeHolcim, Ltd. (a)	220	12,612
Nestle SA	1,769	154,151
Novartis AG	1,173	97,745
Partners Group Holding AG	95	58,975
Roche Holding AG	1,205	307,274
Schindler Holding AG (c)	76	16,102
Schindler Holding AG (c)	124	25,741
SGS SA	4	9,699
Sika AG	4	25,730
Sonova Holding AG	276	44,874
STMicroelectronics NV (b)	208	2,982
Straumann Holding AG	56	31,899
Swatch Group AG	4	293
Swiss Life Holding AG (a)	16	5,406
Swiss Prime Site AG (a)	296	26,922
Swiss Re AG	156	14,278
Swisscom AG	136	65,710
TE Connectivity, Ltd.	408	32,101
UBS Group AG (a)	1,610	27,303
Vifor Pharma AG	40	4,415
Wolseley PLC	276	16,897

See accompanying notes to schedule of investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Zurich Insurance Group AG	52	$15,155

		1,260,626

UNITED KINGDOM — 6.9%
3i Group PLC	424	4,971
Aberdeen Asset Management PLC	1,125	4,413
Admiral Group PLC	256	6,661
Anglo American PLC (a)	1,377	18,316
Ashtead Group PLC	96	1,981
Associated British Foods PLC	84	3,204
AstraZeneca PLC	1,738	115,926
Auto Trader Group PLC (e)	68	336
Aviva PLC	1,349	9,217
Babcock International Group PLC	48	549
BAE Systems PLC	4,361	35,886
Barclays PLC	12,723	33,508
Barratt Developments PLC	208	1,522
Berkeley Group Holdings PLC	168	7,042
BP PLC	7,704	44,311
British American Tobacco PLC	2,063	140,257
British Land Co. PLC REIT	336	2,643
BT Group PLC	12,851	49,202
Bunzl PLC	348	10,343
Burberry Group PLC	509	10,982
Capita PLC	1,053	9,458
Carnival PLC	104	6,863
Centrica PLC	267	694
CNH Industrial NV	376	4,252
Cobham PLC	841	1,416
Coca-Cola European Partners PLC	260	10,574
Compass Group PLC	3,573	75,188
ConvaTec Group PLC (a) (e)	5,921	24,550
Croda International PLC	152	7,671
Delphi Automotive PLC	428	37,514
Diageo PLC	2,630	77,497
Direct Line Insurance Group PLC	889	4,104
easyJet PLC	1,001	17,670
Fiat Chrysler Automobiles NV (a)	1,638	17,244
G4S PLC	557	2,362
GKN PLC	2,755	11,666
GlaxoSmithKline PLC	2,194	46,610
Hargreaves Lansdown PLC	292	4,938
HSBC Holdings PLC	10,493	97,004
IMI PLC	4	62
Imperial Brands PLC	1,033	46,273
International Consolidated Airlines Group SA	641	5,080
Intertek Group PLC	220	12,051
ITV PLC	4,281	10,087
J Sainsbury PLC	685	2,240
Johnson Matthey PLC	204	7,608
Kingfisher PLC	5,814	22,709
Land Securities Group PLC REIT	252	3,316
Legal & General Group PLC	7,226	24,245
Liberty Global PLC Class A (a)	124	3,983
Liberty Global PLC Series C (a)	180	5,612
Liberty Global PLC LiLAC Class C (a)	16	343
Lloyds Banking Group PLC	10,431	8,963
London Stock Exchange Group PLC	200	9,472
Marks & Spencer Group PLC	1,906	8,252

Merlin Entertainments PLC (e)	1,606	10,024
National Grid PLC	2,389	29,536
Next PLC	308	15,427
Old Mutual PLC	1,430	3,592
Pearson PLC	212	1,904
Pentair PLC	56	3,726
Persimmon PLC	388	11,300
Petrofac, Ltd.	4	23
Prudential PLC	493	11,277
Randgold Resources, Ltd.	444	39,247
Reckitt Benckiser Group PLC	1,097	110,918
RELX NV	1,365	28,023
RELX PLC	1,534	33,077
Rio Tinto PLC	625	26,320
Rio Tinto, Ltd.	320	15,530
Rolls-Royce Holdings PLC (a)	2,295	26,562
Royal Bank of Scotland Group PLC (a)	3,059	9,822
Royal Mail PLC	3,103	16,977
RSA Insurance Group PLC	561	4,485
Sage Group PLC	1,197	10,697
Schroders PLC	120	4,838
Sky PLC	1,337	17,263
Smith & Nephew PLC	881	15,163
Smiths Group PLC	444	9,210
SSE PLC	65	1,227
St James’s Place PLC	517	7,938
Standard Chartered PLC (a)	2,739	27,651
Standard Life PLC	537	2,784
Tate & Lyle PLC	4	34
Taylor Wimpey PLC	3,464	7,928
TechnipFMC PLC (a)	8	217
Tesco PLC (a)	6,823	14,960
Travis Perkins PLC	156	2,948
Unilever NV	1,897	104,546
Unilever PLC	1,462	78,906
Vodafone Group PLC	14,091	39,856
Weir Group PLC	4	90
Whitbread PLC	164	8,451
Wm Morrison Supermarkets PLC	1,374	4,305
WPP PLC	304	6,373

		1,891,996

UNITED STATES — 60.2%
3M Co.	865	180,084
Abbott Laboratories	998	48,513
AbbVie, Inc.	208	15,082
Accenture PLC Class A	1,133	140,129
Activision Blizzard, Inc.	196	11,284
Adobe Systems, Inc. (a)	68	9,618
Advance Auto Parts, Inc.	76	8,861
AES Corp.	296	3,289
Aetna, Inc.	308	46,764
Aflac, Inc.	108	8,389
AGCO Corp.	76	5,122
Agilent Technologies, Inc.	72	4,270
AGNC Investment Corp. REIT	1,786	38,024
Air Products & Chemicals, Inc.	236	33,762
Albemarle Corp.	84	8,865
Alleghany Corp. (a)	76	45,205
Allergan PLC	32	7,779

See accompanying notes to schedule of investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Allstate Corp.	753	$66,595
Ally Financial, Inc.	388	8,109
Alphabet, Inc. Class A (a)	284	264,029
Alphabet, Inc. Class C (a)	300	272,619
Altria Group, Inc.	3,785	281,869
Amazon.com, Inc. (a)	20	19,360
Ameren Corp.	108	5,904
American Electric Power Co., Inc.	144	10,004
American Express Co.	160	13,478
American International Group, Inc.	381	23,820
American Tower Corp. REIT	75	9,924
American Water Works Co., Inc.	196	15,278
Ameriprise Financial, Inc.	40	5,092
AmerisourceBergen Corp.	68	6,428
Amgen, Inc.	877	151,046
Amphenol Corp. Class A	288	21,260
Anadarko Petroleum Corp.	76	3,446
Analog Devices, Inc.	141	10,970
Annaly Capital Management, Inc. REIT	5,402	65,094
ANSYS, Inc. (a)	400	48,672
Anthem, Inc.	120	22,576
Aon PLC	509	67,672
Apache Corp.	160	7,669
Apple, Inc.	3,889	560,094
Applied Materials, Inc.	1,208	49,902
Arch Capital Group, Ltd. (a)	797	74,352
Archer-Daniels-Midland Co.	284	11,752
Arconic, Inc.	112	2,537
Arrow Electronics, Inc. (a)	76	5,960
Assurant, Inc.	64	6,636
AT&T, Inc.	5,245	197,894
Athene Holding, Ltd. Class A (a)	396	19,646
Automatic Data Processing, Inc.	1,558	159,633
AutoZone, Inc. (a)	24	13,691
AvalonBay Communities, Inc. REIT	304	58,420
Avnet, Inc.	96	3,732
Axis Capital Holdings, Ltd.	485	31,360
Baker Hughes, Inc.	108	5,887
Ball Corp.	32	1,351
Bank of America Corp.	4,473	108,515
Bank of New York Mellon Corp.	384	19,592
Baxter International, Inc.	601	36,385
BB&T Corp.	232	10,535
Becton Dickinson and Co.	501	97,750
Bed Bath & Beyond, Inc.	336	10,214
Berkshire Hathaway, Inc. Class B (a)	845	143,118
Best Buy Co., Inc.	380	21,785
Biogen, Inc. (a)	324	87,921
BlackRock, Inc.	24	10,138
Boeing Co.	81	16,018
BorgWarner, Inc.	68	2,880
Boston Scientific Corp. (a)	308	8,538
Bristol-Myers Squibb Co.	1,742	97,064
Brixmor Property Group, Inc. REIT	296	5,292
Broadridge Financial Solutions, Inc.	400	30,224
Brown-Forman Corp. Class B	264	12,830
Bunge, Ltd.	92	6,863
C.H. Robinson Worldwide, Inc.	577	39,628
C.R. Bard, Inc.	40	12,644

CA, Inc.	344	11,858
Camden Property Trust REIT	72	6,157
Campbell Soup Co.	605	31,551
Capital One Financial Corp.	236	19,498
Cardinal Health, Inc.	348	27,116
CarMax, Inc. (a)	96	6,054
Carnival Corp.	100	6,557
Caterpillar, Inc.	172	18,483
CBS Corp. Class B	485	30,933
CDK Global, Inc.	216	13,405
Celanese Corp. Series A	68	6,456
CenterPoint Energy, Inc.	188	5,147
CenturyLink, Inc.	208	4,967
Cerner Corp. (a)	400	26,588
CF Industries Holdings, Inc.	300	8,388
Charles Schwab Corp.	156	6,702
Charter Communications, Inc. Class A (a)	165	55,580
Chevron Corp.	605	63,120
Chipotle Mexican Grill, Inc. (a)	52	21,637
Chubb, Ltd.	497	72,254
Church & Dwight Co., Inc.	1,570	81,452
Cigna Corp.	68	11,383
Cimarex Energy Co.	32	3,008
Cincinnati Financial Corp.	400	28,980
Cintas Corp.	400	50,416
Cisco Systems, Inc.	1,898	59,407
CIT Group, Inc.	100	4,870
Citigroup, Inc.	1,770	118,378
Citizens Financial Group, Inc.	272	9,705
Citrix Systems, Inc. (a)	148	11,778
Clorox Co.	613	81,676
CME Group, Inc.	96	12,023
Coach, Inc.	384	18,179
Coca-Cola Co.	2,026	90,866
Cognizant Technology Solutions Corp. Class A	88	5,843
Colgate-Palmolive Co.	413	30,616
Comcast Corp. Class A	2,102	81,810
Comerica, Inc.	92	6,738
Conagra Brands, Inc.	128	4,577
ConocoPhillips	364	16,001
Consolidated Edison, Inc.	1,510	122,038
Constellation Brands, Inc. Class A	100	19,373
Core Laboratories NV	44	4,456
Corning, Inc.	372	11,179
Costco Wholesale Corp.	636	101,715
Crown Castle International Corp. REIT	477	47,786
CSX Corp.	208	11,348
Cummins, Inc.	172	27,902
CVS Health Corp.	588	47,310
Danaher Corp.	304	25,655
Darden Restaurants, Inc.	88	7,959
DaVita, Inc. (a)	60	3,886
Deere & Co.	108	13,348
Dell Technologies, Inc. Class V (a)	1,157	70,704
Delta Air Lines, Inc.	108	5,804
Devon Energy Corp.	100	3,197
Dick’s Sporting Goods, Inc.	112	4,461
Discover Financial Services	132	8,209

See accompanying notes to schedule of investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

DISH Network Corp. Class A (a)	72	$4,519
Dollar General Corp.	340	24,511
Dollar Tree, Inc. (a)	216	15,103
Dominion Energy, Inc.	993	76,094
Dover Corp.	48	3,851
Dow Chemical Co.	300	18,921
Dr. Pepper Snapple Group, Inc.	593	54,028
DTE Energy Co.	64	6,771
Duke Energy Corp.	989	82,671
DXC Technology Co.	92	7,058
E.I. du Pont de Nemours & Co.	964	77,804
Eastman Chemical Co.	160	13,438
Eaton Corp. PLC	96	7,472
Eaton Vance Corp.	128	6,057
eBay, Inc. (a)	577	20,149
Edison International	96	7,506
Edwards Lifesciences Corp. (a)	216	25,540
Eli Lilly & Co.	1,626	133,820
Emerson Electric Co.	641	38,216
Entergy Corp.	72	5,527
EOG Resources, Inc.	84	7,604
EQT Corp.	52	3,047
Equity Residential REIT	469	30,874
Estee Lauder Cos., Inc. Class A	240	23,035
Everest Re Group, Ltd.	232	59,065
Eversource Energy	292	17,727
Exelon Corp.	304	10,965
Expeditors International of Washington, Inc.	989	55,859
Express Scripts Holding Co. (a)	265	16,918
Exxon Mobil Corp.	2,379	192,057
F5 Networks, Inc. (a)	72	9,148
Facebook, Inc. Class A (a)	243	36,688
Fastenal Co.	296	12,885
Federal Realty Investment Trust REIT	24	3,033
FedEx Corp.	68	14,778
Fidelity National Information Services, Inc.	436	37,234
Fifth Third Bancorp	344	8,930
FirstEnergy Corp.	180	5,249
Fiserv, Inc. (a)	468	57,255
FleetCor Technologies, Inc. (a)	60	8,653
Flex, Ltd. (a)	416	6,785
Flowserve Corp.	140	6,500
Fluor Corp.	172	7,874
FNF Group	276	12,373
Foot Locker, Inc.	141	6,948
Ford Motor Co.	2,126	23,790
Fortive Corp.	436	27,621
Franklin Resources, Inc.	408	18,274
Freeport-McMoRan, Inc. (a)	721	8,659
Gap, Inc.	316	6,949
Gartner, Inc. (a)	200	24,702
General Dynamics Corp.	284	56,260
General Electric Co.	2,066	55,803
General Mills, Inc.	1,730	95,842
General Motors Co.	1,005	35,105
Genuine Parts Co.	268	24,860
Gilead Sciences, Inc.	1,774	125,564
Goldman Sachs Group, Inc.	168	37,279
Halliburton Co.	144	6,150

Harris Corp.	108	11,781
Hartford Financial Services Group, Inc.	160	8,411
HCA Healthcare, Inc. (a)	84	7,325
HCP, Inc. REIT	104	3,324
Henry Schein, Inc. (a)	297	54,357
Hershey Co.	209	22,440
Hess Corp.	120	5,264
Hewlett Packard Enterprise Co.	1,081	17,934
HollyFrontier Corp.	88	2,417
Home Depot, Inc.	368	56,451
Honeywell International, Inc.	713	95,036
Hormel Foods Corp.	485	16,543
Host Hotels & Resorts, Inc. REIT	196	3,581
HP, Inc.	1,918	33,527
Humana, Inc.	52	12,512
Illinois Tool Works, Inc.	469	67,184
Ingersoll-Rand PLC	72	6,580
Intel Corp.	5,770	194,680
Intercontinental Exchange, Inc.	120	7,910
International Business Machines Corp.	1,373	211,209
International Flavors & Fragrances, Inc.	76	10,260
International Paper Co.	128	7,246
Interpublic Group of Cos., Inc.	400	9,840
Intuit, Inc.	289	38,382
Intuitive Surgical, Inc. (a)	104	97,278
Invesco, Ltd.	116	4,082
J.M. Smucker Co.	196	23,193
Jack Henry & Associates, Inc.	500	51,935
Jacobs Engineering Group, Inc.	76	4,134
JB Hunt Transport Services, Inc.	272	24,855
Johnson & Johnson	4,169	551,517
Johnson Controls International PLC	360	15,610
JPMorgan Chase & Co.	1,530	139,842
Juniper Networks, Inc.	164	4,572
Kellogg Co.	949	65,918
KeyCorp	332	6,222
Kimberly-Clark Corp.	333	42,994
Kinder Morgan, Inc.	505	9,676
KLA-Tencor Corp.	68	6,223
Kohl’s Corp.	88	3,403
Kraft Heinz Co.	96	8,221
Kroger Co.	448	10,447
L Brands, Inc.	144	7,760
L3 Technologies, Inc.	36	6,015
Laboratory Corp. of America Holdings (a)	264	40,693
Las Vegas Sands Corp.	88	5,622
Lear Corp.	100	14,208
Leucadia National Corp.	160	4,186
Liberty Interactive Corp. QVC Group Class A (a)	160	3,926
Liberty Media Corp.-Liberty SiriusXM Class A (a)	132	5,541
Liberty Media Corp.-Liberty SiriusXM Class C (a)	264	11,009
Lincoln National Corp.	88	5,947
Lockheed Martin Corp.	100	27,761
Loews Corp.	108	5,055
Lowe’s Cos., Inc.	1,185	91,873
lululemon athletica, Inc. (a)	116	6,922

See accompanying notes to schedule of investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

LyondellBasell Industries NV Class A	581	$49,031
M&T Bank Corp.	68	11,013
ManpowerGroup, Inc.	52	5,806
Marathon Oil Corp.	641	7,596
Marathon Petroleum Corp.	469	24,543
Markel Corp. (a)	100	97,586
Marriott International, Inc. Class A	40	4,012
Marsh & McLennan Cos., Inc.	1,021	79,597
Mastercard, Inc. Class A	1,381	167,722
Maxim Integrated Products, Inc.	300	13,470
McCormick & Co., Inc.	681	66,404
McDonald’s Corp.	757	115,942
McKesson Corp.	316	51,995
Medtronic PLC	672	59,640
Merck & Co., Inc.	1,377	88,252
MetLife, Inc.	360	19,778
Mettler-Toledo International, Inc. (a)	36	21,187
MGM Resorts International	164	5,132
Michael Kors Holdings, Ltd. (a)	272	9,860
Micron Technology, Inc. (a)	357	10,660
Microsoft Corp.	7,809	538,274
Molson Coors Brewing Co. Class B	64	5,526
Mondelez International, Inc. Class A	436	18,831
Monsanto Co.	660	78,118
Monster Beverage Corp. (a)	440	21,859
Morgan Stanley	421	18,760
Mosaic Co.	96	2,192
Motorola Solutions, Inc.	417	36,171
Murphy Oil Corp.	68	1,743
Mylan NV (a)	88	3,416
National Oilwell Varco, Inc.	501	16,503
Navient Corp.	280	4,662
NetApp, Inc.	116	4,646
New York Community Bancorp, Inc.	292	3,834
Newell Brands, Inc.	268	14,370
Newmont Mining Corp.	336	10,883
News Corp. Class A	252	3,452
NextEra Energy, Inc.	340	47,644
NIKE, Inc. Class B	1,774	104,666
Noble Energy, Inc.	60	1,698
Nordstrom, Inc.	156	7,461
Norfolk Southern Corp.	60	7,302
Northern Trust Corp.	72	6,999
Northrop Grumman Corp.	408	104,738
Nucor Corp.	84	4,861
NVIDIA Corp.	633	91,506
O’Reilly Automotive, Inc. (a)	252	55,122
Occidental Petroleum Corp.	605	36,221
Omnicom Group, Inc.	260	21,554
ONEOK, Inc.	64	3,338
Oracle Corp.	820	41,115
PACCAR, Inc.	72	4,755
Parker-Hannifin Corp.	36	5,754
Patterson Cos., Inc.	24	1,127
Paychex, Inc.	1,586	90,307
PayPal Holdings, Inc. (a)	120	6,440
People’s United Financial, Inc.	122	2,155
PepsiCo, Inc.	1,111	128,309
Pfizer, Inc.	2,987	100,333

PG&E Corp.	1,137	75,463
Philip Morris International, Inc.	252	29,597
Phillips 66	320	26,461
Pioneer Natural Resources Co.	20	3,192
Plains GP Holdings L.P. Class A (a)	148	3,872
PNC Financial Services Group, Inc.	216	26,972
Polaris Industries, Inc.	76	7,009
PPG Industries, Inc.	48	5,278
PPL Corp.	176	6,804
Praxair, Inc.	264	34,993
Priceline Group, Inc. (a)	52	97,267
Principal Financial Group, Inc.	88	5,638
Procter & Gamble Co.	3,932	342,674
Progressive Corp.	601	26,498
Prologis, Inc. REIT	108	6,333
Prudential Financial, Inc.	140	15,140
Public Service Enterprise Group, Inc.	144	6,193
Public Storage REIT	312	65,061
PulteGroup, Inc.	216	5,298
QUALCOMM, Inc.	1,838	101,494
Quest Diagnostics, Inc.	72	8,004
Ralph Lauren Corp.	60	4,428
Raytheon Co.	508	82,032
Realty Income Corp. REIT	400	22,072
Red Hat, Inc. (a)	200	19,150
Regeneron Pharmaceuticals, Inc. (a)	100	49,114
Regions Financial Corp.	541	7,920
RenaissanceRe Holdings, Ltd.	240	33,372
Republic Services, Inc.	1,345	85,717
ResMed, Inc.	136	10,590
Reynolds American, Inc.	1,128	73,365
Robert Half International, Inc.	152	7,285
Rockwell Automation, Inc.	148	23,970
Rockwell Collins, Inc.	152	15,972
Ross Stores, Inc.	781	45,087
Royal Caribbean Cruises, Ltd.	76	8,301
SBA Communications Corp. REIT (a)	64	8,634
SCANA Corp.	120	8,041
Schlumberger, Ltd.	444	29,233
Scripps Networks Interactive, Inc. Class A	84	5,738
Seagate Technology PLC	96	3,720
SEI Investments Co.	156	8,390
Sempra Energy	88	9,922
Sherwin-Williams Co.	84	29,481
Shire PLC	116	6,386
Simon Property Group, Inc. REIT	28	4,529
Skyworks Solutions, Inc.	164	15,736
Southern Co.	1,899	90,924
Southwest Airlines Co.	24	1,491
Stanley Black & Decker, Inc.	48	6,755
Staples, Inc.	372	3,746
Starbucks Corp.	2,583	150,615
State Street Corp. (f)	144	12,921
Stericycle, Inc. (a)	20	1,526
Stryker Corp.	652	90,485
SunTrust Banks, Inc.	212	12,025
Symantec Corp.	184	5,198
Synchrony Financial	128	3,817
Synopsys, Inc. (a)	473	34,496

See accompanying notes to schedule of investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Sysco Corp.	852	$42,881
T Rowe Price Group, Inc.	268	19,888
Target Corp.	258	13,491
TD Ameritrade Holding Corp.	244	10,490
Tesoro Corp.	84	7,862
Texas Instruments, Inc.	1,349	103,779
Textron, Inc.	112	5,275
Thermo Fisher Scientific, Inc.	52	9,072
Thomson Reuters Corp.	597	27,600
Tiffany & Co.	116	10,889
Time Warner, Inc.	444	44,582
TJX Cos., Inc.	1,786	128,896
Tractor Supply Co.	156	8,457
Travelers Cos., Inc.	497	62,885
TripAdvisor, Inc. (a)	112	4,278
Twenty-First Century Fox, Inc. Class A	260	7,368
Twenty-First Century Fox, Inc. Class B	517	14,409
Tyson Foods, Inc. Class A	112	7,015
UDR, Inc. REIT	797	31,059
Ulta Salon Cosmetics & Fragrance, Inc. (a)	60	17,240
Under Armour, Inc. Class A (a) (b)	136	2,959
Under Armour, Inc. Class C (a)	136	2,742
Union Pacific Corp.	913	99,435
United Parcel Service, Inc. Class B	545	60,272
United Technologies Corp.	156	19,049
UnitedHealth Group, Inc.	465	86,220
Universal Health Services, Inc. Class B	48	5,860
Unum Group	120	5,596
US Bancorp	753	39,096
Valero Energy Corp.	324	21,857
Varian Medical Systems, Inc. (a)	577	59,541
Ventas, Inc. REIT	41	2,849
Verizon Communications, Inc.	3,571	159,481
VF Corp.	397	22,867
Visa, Inc. Class A	2,699	253,112
VMware, Inc. Class A (a)	400	34,972
Voya Financial, Inc.	112	4,132
W.W. Grainger, Inc.	64	11,554
Wabtec Corp.	88	8,052
Wal-Mart Stores, Inc.	2,811	212,736
Walgreens Boots Alliance, Inc.	176	13,783
Walt Disney Co.	1,926	204,638
Waste Management, Inc.	1,313	96,309
Waters Corp. (a)	84	15,443
WEC Energy Group, Inc.	773	47,447
Wells Fargo & Co.	1,919	106,332
Welltower, Inc. REIT	206	15,419
Western Digital Corp.	60	5,316
Western Union Co.	669	12,744
WestRock Co.	88	4,986
Weyerhaeuser Co. REIT	136	4,556
Whirlpool Corp.	28	5,365
Whole Foods Market, Inc.	400	16,844
Williams Cos., Inc.	88	2,665
Willis Towers Watson PLC	48	6,982
WR Berkley Corp.	553	38,251
Xcel Energy, Inc.	1,349	61,892
Xerox Corp.	122	3,505
Xilinx, Inc.	228	14,665

Yum! Brands, Inc.	112	8,261
Zimmer Biomet Holdings, Inc.	40	5,136
Zoetis, Inc.	32	1,996

		16,621,083

TOTAL COMMON STOCKS (Cost $25,190,837)		27,487,835

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
ACS Actividades de Construccion y Servicios SA (expiring 7/17/17) (a)	105	84
Repsol SA (expiring 7/17/17) (a)	1,161	530

TOTAL RIGHTS (Cost $642)		614

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (g) (h)	8,259	8,259
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	66,088	66,088

TOTAL SHORT-TERM INVESTMENTS (Cost $74,347)		74,347

TOTAL INVESTMENTS — 99.8% (Cost $25,265,826)		27,562,796
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		60,281

NET ASSETS — 100.0%		$27,623,077

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2017.
(i)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying notes to schedule of investments

SPDR MSCI World StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$399,448	$—	$—	$399,448
Austria	15,648	—	—	15,648
Belgium	82,434	—	—	82,434
Canada	881,911	—	—	881,911
Chile	1,537	—	—	1,537
Denmark	350,767	—	—	350,767
Finland	87,372	—	—	87,372
France	573,456	—	—	573,456
Germany	633,607	—	—	633,607
Hong Kong	512,590	—	—	512,590
Ireland	87,219	—	—	87,219
Israel	145,919	—	—	145,919
Italy	178,028	—	—	178,028
Japan	2,747,937	—	—	2,747,937
Luxembourg	23,402	—	—	23,402
Mexico	309	—	—	309
Netherlands	233,634	—	—	233,634
New Zealand	34,408	—	—	34,408
Norway	30,658	—	—	30,658
Portugal	12,210	—	—	12,210
Singapore	206,497	—	—	206,497
South Africa	13,464	—	—	13,464
Spain	241,396	—	—	241,396
Sweden	220,279	—	—	220,279
Switzerland	1,260,626	—	—	1,260,626
United Kingdom	1,891,996	—	—	1,891,996
United States	16,621,083	—	—	16,621,083
Rights
Spain	614	—	—	614
Short-Term Investments	74,347	—	—	74,347

TOTAL INVESTMENTS	$27,562,796	$—	$—	$27,562,796

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Corp.	36	$2,507	108	—	144	$12,921	$164	$—
State Street Institutional Liquid Reserves Fund, Premier Class	28,844	28,844	919	29,763	—	—	1	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	471,666	463,407	8,259	8,259	120	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	318,206	318,206	—	—	75	—
State Street Navigator Securities Lending Government Money Market Portfolio*	—	—	177,208	111,120	66,088	66,088	125	—

TOTAL		$31,351				$87,268	$485	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR MSCI Australia StrategicFactors ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AIRLINES — 0.4%
Qantas Airways, Ltd.	14,736	$64,655

BANKS — 20.7%
Australia & New Zealand Banking Group, Ltd.	35,331	778,331
Bank of Queensland, Ltd.	3,068	26,945
Bendigo & Adelaide Bank, Ltd.	4,087	34,735
Commonwealth Bank of Australia	14,289	907,629
National Australia Bank, Ltd.	30,021	681,387
Westpac Banking Corp.	33,164	776,127

		3,205,154

BEVERAGES — 0.7%
Coca-Cola Amatil, Ltd.	5,197	36,794
Treasury Wine Estates, Ltd.	7,661	77,333

		114,127

BIOTECHNOLOGY — 5.8%
CSL, Ltd.	8,468	896,557

CAPITAL MARKETS — 1.5%
Macquarie Group, Ltd.	3,300	224,017

CHEMICALS — 0.8%
Incitec Pivot, Ltd.	25,204	65,924
Orica, Ltd.	3,946	62,594

		128,518

COMMERCIAL SERVICES & SUPPLIES — 1.8%
Brambles, Ltd.	37,749	281,736

CONSTRUCTION & ENGINEERING — 0.2%
CIMIC Group, Ltd.	807	24,042

CONSTRUCTION MATERIALS — 1.3%
Boral, Ltd.	12,286	65,497
James Hardie Industries PLC	8,973	141,096

		206,593

CONTAINERS & PACKAGING — 2.0%
Amcor, Ltd.	24,400	303,387

DIVERSIFIED FINANCIAL SERVICES — 2.5%
ASX, Ltd.	8,492	349,204
Challenger, Ltd.	4,048	41,421

		390,625

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.5%
Telstra Corp., Ltd.	198,643	655,187
TPG Telecom, Ltd.	10,297	45,021

		700,208

ELECTRIC UTILITIES — 0.7%
AusNet Services	82,667	110,016

FOOD & STAPLES RETAILING — 8.2%
Wesfarmers, Ltd.	31,221	960,796
Woolworths, Ltd.	15,274	299,225

		1,260,021

GAS UTILITIES — 0.8%
APA Group	17,024	119,744

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Cochlear, Ltd.	2,787	332,316

HEALTH CARE PROVIDERS & SERVICES — 3.6%
Healthscope, Ltd.	8,571	14,529
Ramsay Health Care, Ltd.	4,808	271,435
Sonic Healthcare, Ltd.	14,906	276,923

		562,887

HOTELS, RESTAURANTS & LEISURE — 3.7%
Aristocrat Leisure, Ltd.	20,298	351,250
Crown Resorts, Ltd.	2,593	24,424
Domino’s Pizza Enterprises, Ltd.	1,576	62,958
Flight Centre Travel Group, Ltd.	1,569	46,094
Tabcorp Holdings, Ltd.	3,766	12,624
Tatts Group, Ltd.	21,079	67,585

		564,935

INSURANCE — 6.9%
AMP, Ltd.	26,853	106,901
Insurance Australia Group, Ltd.	48,291	251,142
Medibank Pvt, Ltd.	122,297	262,662
QBE Insurance Group, Ltd.	16,308	147,732
Suncorp Group, Ltd.	26,593	302,301

		1,070,738

IT SERVICES — 0.1%
Computershare, Ltd.	1,927	20,900

MEDIA — 0.8%
REA Group, Ltd.	2,321	118,213

METALS & MINING — 8.3%
Alumina, Ltd.	7,905	11,642
BHP Billiton, Ltd.	18,053	322,371
BlueScope Steel, Ltd.	3,134	31,756
Fortescue Metals Group, Ltd.	44,656	178,803
Newcrest Mining, Ltd.	8,296	128,287
Rio Tinto, Ltd.	11,799	572,620
South32, Ltd.	21,168	43,515

		1,288,994

MULTI-UTILITIES — 1.4%
AGL Energy, Ltd.	11,301	221,045

MULTILINE RETAIL — 0.3%
Harvey Norman Holdings, Ltd.	15,392	45,101

OIL, GAS & CONSUMABLE FUELS — 1.7%
Caltex Australia, Ltd.	1,835	44,492
Oil Search, Ltd.	4,941	25,848
Origin Energy, Ltd. (a)	9,622	50,631
Santos, Ltd. (a)	14,695	34,153
Woodside Petroleum, Ltd.	4,596	105,303

		260,427

PROFESSIONAL SERVICES — 0.6%
SEEK, Ltd.	6,970	90,407

REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.5%
Dexus REIT	34,215	248,799
Goodman Group REIT	54,929	331,589
GPT Group REIT	56,920	209,134
Mirvac Group REIT	30,394	49,658
Scentre Group REIT	175,483	545,147
Stockland REIT	30,392	102,108
Vicinity Centres REIT	111,804	220,401

See accompanying notes to schedule of investments

SPDR MSCI Australia StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Westfield Corp. REIT	61,408	$378,237

		2,085,073

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.2%
LendLease Group	15,033	191,992

ROAD & RAIL — 0.6%
Aurizon Holdings, Ltd.	23,203	95,396

TRANSPORTATION INFRASTRUCTURE — 2.5%
Sydney Airport	22,319	121,379
Transurban Group Stapled Security	28,226	256,562

		377,941

TOTAL COMMON STOCKS (Cost $13,970,353)		15,355,765

SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d) (Cost $455)	455	455

TOTAL INVESTMENTS — 99.3% (Cost $13,970,808)		15,356,220
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		105,511

NET ASSETS — 100.0%		$15,461,731

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Airlines	$64,655	$—	$—	$64,655
Banks	3,205,154	—	—	3,205,154
Beverages	114,127	—	—	114,127
Biotechnology	896,557	—	—	896,557
Capital Markets	224,017	—	—	224,017
Chemicals	128,518	—	—	128,518
Commercial Services & Supplies	281,736	—	—	281,736
Construction & Engineering	24,042	—	—	24,042
Construction Materials	206,593	—	—	206,593
Containers & Packaging	303,387	—	—	303,387
Diversified Financial Services	390,625	—	—	390,625
Diversified Telecommunication Services	700,208	—	—	700,208
Electric Utilities	110,016	—	—	110,016
Food & Staples Retailing	1,260,021	—	—	1,260,021
Gas Utilities	119,744	—	—	119,744
Health Care Equipment & Supplies	332,316	—	—	332,316
Health Care Providers & Services	562,887	—	—	562,887
Hotels, Restaurants & Leisure	564,935	—	—	564,935
Insurance	1,070,738	—	—	1,070,738
IT Services	20,900	—	—	20,900
Media	118,213	—	—	118,213
Metals & Mining	1,288,994	—	—	1,288,994
Multi-Utilities	221,045	—	—	221,045
Multiline Retail	45,101	—	—	45,101
Oil, Gas & Consumable Fuels	260,427	—	—	260,427
Professional Services	90,407	—	—	90,407
Real Estate Investment Trusts (REITs)	2,085,073	—	—	2,085,073

See accompanying notes to schedule of investments

SPDR MSCI Australia StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Real Estate Management & Development	$191,992	$—	$—	$191,992
Road & Rail	95,396	—	—	95,396
Transportation Infrastructure	377,941	—	—	377,941
Short-Term Investment	455	—	—	455

TOTAL INVESTMENTS	$15,356,220	$—	$—	$15,356,220

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	188,799	188,344	455	$455	$44	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	344,986	344,986	—	—	40	—

TOTAL		$—				$455	$84	$—

See accompanying notes to schedule of investments

SPDR MSCI Canada StrategicFactors ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.2%
Bombardier, Inc. Class B (a)	31,690	$57,587
CAE, Inc.	21,780	374,991

		432,578

AUTO COMPONENTS — 3.1%
Linamar Corp.	4,683	230,490
Magna International, Inc.	19,546	904,080

		1,134,570

BANKS — 19.9%
Bank of Montreal	13,421	984,021
Bank of Nova Scotia	21,790	1,308,877
Canadian Imperial Bank of Commerce	17,335	1,406,742
National Bank of Canada	10,274	431,386
Royal Bank of Canada	21,515	1,559,908
Toronto-Dominion Bank	30,028	1,510,995

		7,201,929

CAPITAL MARKETS — 1.6%
CI Financial Corp.	26,572	565,527
IGM Financial, Inc.	769	23,816

		589,343

CHEMICALS — 2.8%
Agrium, Inc.	8,836	799,642
Methanex Corp.	805	35,486
Potash Corp. of Saskatchewan, Inc.	10,681	173,946

		1,009,074

CONSTRUCTION & ENGINEERING — 1.3%
SNC-Lavalin Group, Inc.	11,247	485,577

CONTAINERS & PACKAGING — 2.0%
CCL Industries, Inc. Class B	14,190	716,875

DIVERSIFIED FINANCIAL SERVICES — 0.9%
Element Fleet Management Corp.	3,226	22,108
Onex Corp.	3,934	314,459

		336,567

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
BCE, Inc.	18,947	852,010
TELUS Corp.	9,325	321,460

		1,173,470

ELECTRIC UTILITIES — 2.9%
Emera, Inc.	7,618	282,793
Fortis, Inc.	10,372	364,022
Hydro One, Ltd. (b)	22,116	395,592

		1,042,407

FOOD & STAPLES RETAILING — 7.2%
Alimentation Couche-Tard, Inc. Class B	19,112	914,762
Empire Co., Ltd. Class A	4,136	70,446
George Weston, Ltd.	2,808	253,816
Jean Coutu Group PJC, Inc. Class A	9,364	143,485
Loblaw Cos., Ltd.	7,589	421,553
Metro, Inc.	24,633	809,530

		2,613,592

FOOD PRODUCTS — 2.1%
Saputo, Inc.	24,172	767,764

HOTELS, RESTAURANTS & LEISURE — 0.3%
Restaurant Brands International, Inc.	1,521	95,029

INSURANCE — 14.8%
Fairfax Financial Holdings, Ltd.	738	319,368
Great-West Lifeco, Inc.	34,059	921,825
Industrial Alliance Insurance & Financial Services, Inc.	11,174	484,060
Intact Financial Corp.	14,468	1,091,311
Manulife Financial Corp.	25,567	478,581
Power Corp. of Canada	11,264	256,556
Power Financial Corp.	25,276	647,519
Sun Life Financial, Inc.	32,269	1,151,914

		5,351,134

INTERNET SOFTWARE & SERVICES — 0.0% (c)
Shopify, Inc. Class A (a)	29	2,514

IT SERVICES — 2.4%
CGI Group, Inc. Class A (a)	17,167	875,865

MEDIA — 2.3%
Shaw Communications, Inc. Class B	16,439	358,096
Thomson Reuters Corp.	10,288	475,623

		833,719

METALS & MINING — 2.7%
Agnico Eagle Mines, Ltd.	2,335	105,144
Barrick Gold Corp.	11,993	190,510
First Quantum Minerals, Ltd.	10,142	85,669
Franco-Nevada Corp.	2,794	201,305
Goldcorp, Inc.	9,251	119,101
Kinross Gold Corp. (a)	9,460	38,388
Teck Resources, Ltd. Class B	7,511	130,012
Turquoise Hill Resources, Ltd. (a)	13,707	36,413
Wheaton Precious Metals Corp.	2,200	43,637
Yamana Gold, Inc.	13,308	32,074

		982,253

MULTI-UTILITIES — 0.3%
Atco, Ltd. Class I	1,141	44,553
Canadian Utilities, Ltd. Class A	1,713	54,963

		99,516

MULTILINE RETAIL — 2.3%
Canadian Tire Corp., Ltd. Class A	6,087	691,613
Dollarama, Inc.	1,414	134,911

		826,524

OIL, GAS & CONSUMABLE FUELS — 12.0%
AltaGas, Ltd.	10,325	235,964
ARC Resources, Ltd.	2,674	34,920
Cameco Corp.	4,662	42,395
Canadian Natural Resources, Ltd.	9,137	263,268
Cenovus Energy, Inc.	13,289	97,823
Crescent Point Energy Corp.	8,424	64,346
Enbridge, Inc.	15,666	623,166
Encana Corp.	7,341	64,496
Husky Energy, Inc. (a)	6,562	74,376
Imperial Oil, Ltd.	11,748	341,938
Inter Pipeline, Ltd.	9,744	190,573
Keyera Corp.	15,562	489,136
Pembina Pipeline Corp.	12,567	415,610

See accompanying notes to schedule of investments

SPDR MSCI Canada StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Peyto Exploration & Development Corp.	1,135	$20,555
PrairieSky Royalty, Ltd.	832	18,918
Seven Generations Energy, Ltd. Class A (a)	807	13,801
Suncor Energy, Inc.	22,998	670,974
Tourmaline Oil Corp. (a)	2,041	43,816
TransCanada Corp.	12,197	580,595
Veresen, Inc.	3,727	52,632
Vermilion Energy, Inc.	490	15,522

		4,354,824

PAPER & FOREST PRODUCTS — 0.1%
West Fraser Timber Co., Ltd.	721	34,076

PHARMACEUTICALS — 0.3%
Valeant Pharmaceuticals International, Inc. (a)	7,389	128,242

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.0%
H&R Real Estate Investment Trust REIT	6,429	109,006
RioCan Real Estate Investment Trust	9,857	182,689
Smart Real Estate Investment Trust REIT	3,648	90,224

		381,919

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.6%
Brookfield Asset Management, Inc. Class A	11,248	440,757
First Capital Realty, Inc.	9,944	151,300

		592,057

ROAD & RAIL — 5.3%
Canadian National Railway Co.	14,815	1,200,304
Canadian Pacific Railway, Ltd.	4,574	734,862

		1,935,166

SOFTWARE — 3.0%
Constellation Software, Inc.	1,625	848,861
Open Text Corp.	7,261	228,839

		1,077,700

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
BlackBerry, Ltd. (a)	1,880	18,761

TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Gildan Activewear, Inc.	20,851	639,803

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Finning International, Inc.	1,576	30,848

WIRELESS TELECOMMUNICATION SERVICES — 1.0%
Rogers Communications, Inc. Class B	7,704	363,340

TOTAL COMMON STOCKS (Cost $32,839,037)		36,127,036

SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (d) (e) (Cost $11,023)	11,023	11,023

TOTAL INVESTMENTS — 99.6% (Cost $32,850,060)		36,138,059
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		128,334

NET ASSETS — 100.0%		$36,266,393

(a)	Non-income producing security.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 1.1% of net assets as of June 30, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2017.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$432,578	$—	$—	$432,578
Auto Components	1,134,570	—	—	1,134,570
Banks	7,201,929	—	—	7,201,929
Capital Markets	589,343	—	—	589,343
Chemicals	1,009,074	—	—	1,009,074
Construction & Engineering	485,577	—	—	485,577
Containers & Packaging	716,875	—	—	716,875
Diversified Financial Services	336,567	—	—	336,567
Diversified Telecommunication Services	1,173,470	—	—	1,173,470
Electric Utilities	1,042,407	—	—	1,042,407

See accompanying notes to schedule of investments

SPDR MSCI Canada StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Food & Staples Retailing	$2,613,592	$—	$—	$2,613,592
Food Products	767,764	—	—	767,764
Hotels, Restaurants & Leisure	95,029	—	—	95,029
Insurance	5,351,134	—	—	5,351,134
Internet Software & Services	2,514	—	—	2,514
IT Services	875,865	—	—	875,865
Media	833,719	—	—	833,719
Metals & Mining	982,253	—	—	982,253
Multi-Utilities	99,516	—	—	99,516
Multiline Retail	826,524	—	—	826,524
Oil, Gas & Consumable Fuels	4,354,824	—	—	4,354,824
Paper & Forest Products	34,076	—	—	34,076
Pharmaceuticals	128,242	—	—	128,242
Real Estate Investment Trusts (REITs)	381,919	—	—	381,919
Real Estate Management & Development	592,057	—	—	592,057
Road & Rail	1,935,166	—	—	1,935,166
Software	1,077,700	—	—	1,077,700
Technology Hardware, Storage & Peripherals	18,761	—	—	18,761
Textiles, Apparel & Luxury Goods	639,803	—	—	639,803
Trading Companies & Distributors	30,848	—	—	30,848
Wireless Telecommunication Services	363,340	—	—	363,340
Short-Term Investment	11,023	—	—	11,023

TOTAL INVESTMENTS	$36,138,059	$—	$—	$36,138,059

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	9,298	$9,298	263	9,561	—	$—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	333,896	322,873	11,023	11,023	71	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	259,022	259,022	—	—	42	—

TOTAL		$9,298				$11,023	$113	$—

See accompanying notes to schedule of investments

SPDR MSCI Germany StrategicFactors ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AIR FREIGHT & LOGISTICS — 3.8%
Deutsche Post AG	17,632	$660,016

AIRLINES — 0.9%
Deutsche Lufthansa AG	7,104	161,442

AUTO COMPONENTS — 2.8%
Continental AG	2,177	469,159
Schaeffler AG Preference Shares	1,085	15,518

		484,677

AUTOMOBILES — 8.6%
Bayerische Motoren Werke AG	2,776	257,346
Bayerische Motoren Werke AG Preference Shares	521	42,891
Daimler AG	9,685	700,000
Porsche Automobil Holding SE Preference Shares	966	54,196
Volkswagen AG	410	63,480
Volkswagen AG Preference Shares	2,608	396,657

		1,514,570

BANKS — 0.9%
Commerzbank AG (a)	12,974	154,338

CAPITAL MARKETS — 1.5%
Deutsche Bank AG	14,501	256,770

CHEMICALS — 13.0%
BASF SE	8,916	824,616
Covestro AG (b)	5,590	403,006
Evonik Industries AG	6,322	201,787
Fuchs Petrolub SE Preference Shares	3,994	217,177
KS AG	1,312	33,549
Lanxess AG	362	27,370
Linde AG	1,081	204,421
Symrise AG	5,230	369,954

		2,281,880

CONSTRUCTION & ENGINEERING — 0.1%
HOCHTIEF AG	75	13,721

CONSTRUCTION MATERIALS — 0.8%
HeidelbergCement AG	1,461	141,056

DIVERSIFIED FINANCIAL SERVICES — 0.8%
Deutsche Boerse AG	1,405	148,101

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.3%
Deutsche Telekom AG	27,076	485,458
Telefonica Deutschland Holding AG	18,621	92,874

		578,332

ELECTRICAL EQUIPMENT — 1.4%
OSRAM Licht AG	3,003	238,899

FOOD & STAPLES RETAILING — 0.5%
METRO AG	2,706	91,216

HEALTH CARE PROVIDERS & SERVICES — 3.4%
Fresenius Medical Care AG & Co. KGaA	2,863	274,848
Fresenius SE & Co. KGaA	3,774	323,091

		597,939

HOUSEHOLD PRODUCTS — 3.7%
Henkel AG & Co. KGaA	1,065	128,635

Henkel AG & Co. KGaA Preference Shares	3,854	529,680

		658,315

INDUSTRIAL CONGLOMERATES — 4.8%
Siemens AG	6,203	851,456

INSURANCE — 12.2%
Allianz SE	4,356	856,524
Hannover Rueck SE	3,230	386,633
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,471	900,299

		2,143,456

INTERNET & CATALOG RETAIL — 0.2%
Zalando SE (a) (b)	683	31,168

INTERNET SOFTWARE & SERVICES — 0.3%
United Internet AG	1,109	60,897

LIFE SCIENCES TOOLS & SERVICES — 0.4%
QIAGEN NV (a)	1,883	62,550

MACHINERY — 2.9%
GEA Group AG	6,317	258,150
MAN SE	2,281	244,212

		502,362

MEDIA — 4.8%
Axel Springer SE	3,095	185,678
ProSiebenSat.1 Media SE	9,768	408,202
RTL Group SA (a)	3,333	251,314

		845,194

METALS & MINING — 0.3%
ThyssenKrupp AG	2,072	58,785

MULTI-UTILITIES — 4.2%
E.ON SE	18,224	171,438
Innogy SE (b)	11,398	448,044
RWE AG (a)	6,414	127,619

		747,101

PERSONAL PRODUCTS — 3.1%
Beiersdorf AG	5,165	542,202

PHARMACEUTICALS — 6.2%
Bayer AG	5,983	772,467
Merck KGaA	2,687	324,087

		1,096,554

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.7%
Deutsche Wohnen AG	3,927	150,000
Vonovia SE	3,846	152,498

		302,498

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Infineon Technologies AG	18,623	392,630

SOFTWARE — 4.3%
SAP SE	7,214	752,444

TEXTILES, APPAREL & LUXURY GOODS — 4.0%
adidas AG	2,461	470,857
HUGO BOSS AG	3,199	223,660

		694,517

See accompanying notes to schedule of investments

SPDR MSCI Germany StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 1.8%
Brenntag AG	5,352	$309,362

TRANSPORTATION INFRASTRUCTURE — 0.5%
Fraport AG Frankfurt Airport Services Worldwide	1,079	95,129

TOTAL COMMON STOCKS (Cost $17,081,644)		17,469,577

SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (d) (e) (Cost $5,908)	5,908	5,908

TOTAL INVESTMENTS — 99.4% (Cost $17,087,552)		17,475,485
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		98,469

NET ASSETS — 100.0%		$17,573,954

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.0% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Air Freight & Logistics	$660,016	$—	$—	$660,016
Airlines	161,442	—	—	161,442
Auto Components	484,677	—	—	484,677
Automobiles	1,514,570	—	—	1,514,570
Banks	154,338	—	—	154,338
Capital Markets	256,770	—	—	256,770
Chemicals	2,281,880	—	—	2,281,880
Construction & Engineering	13,721	—	—	13,721
Construction Materials	141,056	—	—	141,056
Diversified Financial Services	148,101	—	—	148,101
Diversified Telecommunication Services	578,332	—	—	578,332
Electrical Equipment	238,899	—	—	238,899
Food & Staples Retailing	91,216	—	—	91,216
Health Care Providers & Services	597,939	—	—	597,939
Household Products	658,315	—	—	658,315
Industrial Conglomerates	851,456	—	—	851,456
Insurance	2,143,456	—	—	2,143,456
Internet & Catalog Retail	31,168	—	—	31,168
Internet Software & Services	60,897	—	—	60,897
Life Sciences Tools & Services	62,550	—	—	62,550
Machinery	502,362	—	—	502,362
Media	845,194	—	—	845,194
Metals & Mining	58,785	—	—	58,785
Multi-Utilities	747,101	—	—	747,101
Personal Products	542,202	—	—	542,202
Pharmaceuticals	1,096,554	—	—	1,096,554
Real Estate Management & Development	302,498	—	—	302,498
Semiconductors & Semiconductor Equipment	392,630	—	—	392,630
Software	752,444	—	—	752,444
Textiles, Apparel & Luxury Goods	694,517	—	—	694,517

See accompanying notes to schedule of investments

SPDR MSCI Germany StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Trading Companies & Distributors	$309,362	$—	$—	$309,362
Transportation Infrastructure	95,129	—	—	95,129
Short-Term Investment	5,908	—	—	5,908

TOTAL INVESTMENTS	$17,475,485	$—	$—	$17,475,485

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	353	$353	—	353	—	$—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	385,970	380,062	5,908	5,908	89	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	28,981	28,981	—	—	4	—

TOTAL		$353				$5,908	$93	$—

See accompanying notes to schedule of investments

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AIR FREIGHT & LOGISTICS — 0.1%
Yamato Holdings Co., Ltd.	600	$12,167

AIRLINES — 1.1%
ANA Holdings, Inc.	17,000	59,067
Japan Airlines Co., Ltd.	3,100	95,848

		154,915

AUTO COMPONENTS — 3.7%
Aisin Seiki Co., Ltd.	600	30,705
Bridgestone Corp.	7,300	314,453
Denso Corp.	1,000	42,204
Koito Manufacturing Co., Ltd.	1,300	66,874
NGK Spark Plug Co., Ltd.	200	4,252
NOK Corp.	200	4,226
Stanley Electric Co., Ltd.	100	3,017
Sumitomo Electric Industries, Ltd.	1,900	29,254
Sumitomo Rubber Industries, Ltd.	600	10,125
Toyoda Gosei Co., Ltd.	100	2,384
Toyota Industries Corp.	300	15,780
Yokohama Rubber Co., Ltd.	200	4,014

		527,288

AUTOMOBILES — 7.0%
Honda Motor Co., Ltd.	5,400	147,255
Isuzu Motors, Ltd.	6,100	75,245
Mazda Motor Corp.	1,800	25,119
Mitsubishi Motors Corp.	1,300	8,562
Nissan Motor Co., Ltd.	10,500	104,477
Subaru Corp.	7,400	249,345
Suzuki Motor Corp.	600	28,462
Toyota Motor Corp.	6,900	361,888
Yamaha Motor Co., Ltd.	400	10,317

		1,010,670

BANKS — 7.6%
Aozora Bank, Ltd.	9,000	34,283
Bank of Kyoto, Ltd.	1,000	9,434
Chiba Bank, Ltd.	3,000	21,734
Chugoku Bank, Ltd.	700	10,466
Concordia Financial Group, Ltd.	3,900	19,667
Fukuoka Financial Group, Inc.	2,000	9,505
Hachijuni Bank, Ltd.	1,300	8,249
Hiroshima Bank, Ltd.	1,000	4,432
Japan Post Bank Co., Ltd.	5,200	66,550
Kyushu Financial Group, Inc.	2,000	12,620
Mebuki Financial Group, Inc.	5,800	21,577
Mitsubishi UFJ Financial Group, Inc.	37,200	249,898
Mizuho Financial Group, Inc.	108,900	199,075
Resona Holdings, Inc.	11,600	63,854
Seven Bank, Ltd.	500	1,789
Shinsei Bank, Ltd.	5,000	8,722
Shizuoka Bank, Ltd.	1,000	9,033
Sumitomo Mitsui Financial Group, Inc.	5,400	210,454
Sumitomo Mitsui Trust Holdings, Inc.	1,000	35,769
Suruga Bank, Ltd.	2,600	62,987
Yamaguchi Financial Group, Inc.	3,000	36,232

		1,096,330

BEVERAGES — 1.5%
Asahi Group Holdings, Ltd.	1,500	56,443

Coca-Cola Bottlers Japan, Inc.	600	17,355
Kirin Holdings Co., Ltd.	3,800	77,414
Suntory Beverage & Food, Ltd.	1,500	69,687

		220,899

BUILDING PRODUCTS — 1.9%
Asahi Glass Co., Ltd.	400	16,839
Daikin Industries, Ltd.	2,400	244,998
LIXIL Group Corp.	500	12,500
TOTO, Ltd.	100	3,818

		278,155

CAPITAL MARKETS — 0.4%
Daiwa Securities Group, Inc.	3,000	17,777
Nomura Holdings, Inc.	6,000	35,960
SBI Holdings, Inc.	400	5,418

		59,155

CHEMICALS — 3.0%
Air Water, Inc.	200	3,674
Asahi Kasei Corp.	3,000	32,240
Daicel Corp.	400	4,973
Hitachi Chemical Co., Ltd.	1,000	29,815
JSR Corp.	300	5,172
Kansai Paint Co., Ltd.	1,900	43,712
Kuraray Co., Ltd.	1,200	21,766
Mitsubishi Chemical Holdings Corp.	3,200	26,489
Mitsubishi Gas Chemical Co., Inc.	300	6,341
Mitsui Chemicals, Inc.	2,000	10,591
Nippon Paint Holdings Co., Ltd.	100	3,782
Nissan Chemical Industries, Ltd.	1,400	46,226
Nitto Denko Corp.	100	8,224
Shin-Etsu Chemical Co., Ltd.	1,000	90,646
Sumitomo Chemical Co., Ltd.	3,000	17,248
Taiyo Nippon Sanso Corp.	100	1,122
Teijin, Ltd.	300	5,770
Toray Industries, Inc.	7,700	64,439
Tosoh Corp.	1,000	10,244

		432,474

COMMERCIAL SERVICES & SUPPLIES — 1.4%
Dai Nippon Printing Co., Ltd.	2,000	22,214
Park24 Co., Ltd.	2,000	50,837
Secom Co., Ltd.	1,000	75,872
Sohgo Security Services Co., Ltd.	100	4,504
Toppan Printing Co., Ltd.	4,000	43,859

		197,286

CONSTRUCTION & ENGINEERING — 2.2%
JGC Corp.	400	6,486
Kajima Corp.	7,000	59,060
Obayashi Corp.	4,700	55,257
Shimizu Corp.	4,000	42,400
Taisei Corp.	17,000	155,233

		318,436

CONSTRUCTION MATERIALS — 0.1%
Taiheiyo Cement Corp.	3,000	10,920

CONSUMER FINANCE — 0.0% (a)
Acom Co., Ltd. (b)	200	913
AEON Financial Service Co., Ltd.	100	2,117

See accompanying notes to schedule of investments

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Credit Saison Co., Ltd.	200	$3,905

		6,935

CONTAINERS & PACKAGING — 0.0% (a)
Toyo Seikan Group Holdings, Ltd.	300	5,062

DIVERSIFIED CONSUMER SERVICES — 0.3%
Benesse Holdings, Inc.	1,000	37,736

DIVERSIFIED FINANCIAL SERVICES — 1.1%
Japan Exchange Group, Inc.	6,400	115,913
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,000	5,464
ORIX Corp.	2,800	43,361

		164,738

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
Nippon Telegraph & Telephone Corp.	2,700	127,599

ELECTRIC UTILITIES — 1.6%
Chubu Electric Power Co., Inc.	4,000	53,133
Chugoku Electric Power Co., Inc.	2,400	26,465
Kansai Electric Power Co., Inc.	2,600	35,797
Kyushu Electric Power Co., Inc.	1,200	14,567
Tohoku Electric Power Co., Inc.	3,400	47,054
Tokyo Electric Power Co. Holdings, Inc. (b)	14,200	58,514

		235,530

ELECTRICAL EQUIPMENT — 0.5%
Fuji Electric Co., Ltd.	1,000	5,269
Mitsubishi Electric Corp.	2,800	40,258
Nidec Corp.	300	30,731

		76,258

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.5%
Alps Electric Co., Ltd.	200	5,767
Hamamatsu Photonics KK	100	3,071
Hirose Electric Co., Ltd.	100	14,258
Hitachi High-Technologies Corp.	700	27,163
Hitachi, Ltd.	12,000	73,628
Keyence Corp.	700	307,387
Kyocera Corp.	1,000	57,903
Murata Manufacturing Co., Ltd.	1,700	258,268
Nippon Electric Glass Co., Ltd.	200	7,271
Omron Corp.	200	8,677
Shimadzu Corp.	500	9,514
TDK Corp.	200	13,154
Yaskawa Electric Corp.	200	4,238
Yokogawa Electric Corp.	200	3,206

		793,505

FOOD & STAPLES RETAILING — 1.9%
Aeon Co., Ltd.	2,800	42,538
FamilyMart UNY Holdings Co., Ltd.	500	28,614
Lawson, Inc.	500	34,977
Seven & i Holdings Co., Ltd.	1,800	74,140
Sundrug Co., Ltd.	1,000	37,291
Tsuruha Holdings, Inc.	500	53,088

		270,648

FOOD PRODUCTS — 2.1%
Ajinomoto Co., Inc.	1,900	41,032
Calbee, Inc.	900	35,364
Kikkoman Corp.	200	6,390

MEIJI Holdings Co., Ltd.	500	40,539
NH Foods, Ltd.	2,000	60,787
Nisshin Seifun Group, Inc.	1,300	21,347
Nissin Foods Holdings Co., Ltd.	700	43,734
Toyo Suisan Kaisha, Ltd.	1,000	38,314
Yamazaki Baking Co., Ltd.	700	13,949

		301,456

GAS UTILITIES — 0.9%
Osaka Gas Co., Ltd.	16,000	65,433
Toho Gas Co., Ltd.	2,000	14,560
Tokyo Gas Co., Ltd.	9,000	46,802

		126,795

HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Hoya Corp.	4,800	249,184
Olympus Corp.	200	7,298
Sysmex Corp.	1,800	107,494
Terumo Corp.	1,200	47,259

		411,235

HEALTH CARE PROVIDERS & SERVICES — 0.6%
Alfresa Holdings Corp.	1,100	21,215
Medipal Holdings Corp.	1,400	25,892
Miraca Holdings, Inc.	400	17,978
Suzuken Co., Ltd.	500	16,598

		81,683

HEALTH CARE TECHNOLOGY — 0.5%
M3, Inc.	2,700	74,373

HOTELS, RESTAURANTS & LEISURE — 1.8%
McDonald’s Holdings Co., Japan, Ltd.	2,000	76,718
Oriental Land Co., Ltd.	2,700	182,819

		259,537

HOUSEHOLD DURABLES — 1.8%
Casio Computer Co., Ltd.	200	3,074
Iida Group Holdings Co., Ltd.	300	4,996
Nikon Corp.	1,300	20,780
Panasonic Corp.	4,300	58,323
Rinnai Corp.	200	18,637
Sekisui Chemical Co., Ltd.	1,900	34,006
Sekisui House, Ltd.	2,600	45,805
Sharp Corp. (b)	1,000	3,711
Sony Corp.	1,700	64,847

		254,179

HOUSEHOLD PRODUCTS — 0.1%
Lion Corp.	400	8,281
Unicharm Corp.	400	10,046

		18,327

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Electric Power Development Co., Ltd.	400	9,890

INDUSTRIAL CONGLOMERATES — 0.2%
Seibu Holdings, Inc.	200	3,697
Toshiba Corp. (b)	8,000	19,352

		23,049

INSURANCE — 2.0%
Dai-ichi Life Holdings, Inc.	2,800	50,500

See accompanying notes to schedule of investments

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Japan Post Holdings Co., Ltd.	4,200	$52,108
MS&AD Insurance Group Holdings, Inc.	1,700	57,100
Sompo Holdings, Inc.	800	30,894
Sony Financial Holdings, Inc.	300	5,110
T&D Holdings, Inc.	1,300	19,779
Tokio Marine Holdings, Inc.	1,700	70,369

		285,860

INTERNET & CATALOG RETAIL — 0.4%
Rakuten, Inc.	600	7,059
Start Today Co., Ltd.	2,200	54,139

		61,198

INTERNET SOFTWARE & SERVICES — 0.8%
DeNA Co., Ltd.	1,100	24,632
Kakaku.com, Inc.	1,800	25,840
Yahoo! Japan Corp.	14,900	64,846

		115,318

IT SERVICES — 1.7%
Fujitsu, Ltd.	5,000	36,837
Nomura Research Institute, Ltd.	1,000	39,382
NTT Data Corp.	4,000	44,500
Obic Co., Ltd.	800	49,128
Otsuka Corp.	1,200	74,439

		244,286

LEISURE EQUIPMENT & PRODUCTS — 1.8%
Bandai Namco Holdings, Inc.	2,500	85,217
Sankyo Co., Ltd.	1,000	33,909
Sega Sammy Holdings, Inc.	200	2,691
Shimano, Inc.	800	126,593
Yamaha Corp.	300	10,360

		258,770

MACHINERY — 2.0%
Amada Holdings Co., Ltd.	300	3,466
FANUC Corp.	200	38,546
Hino Motors, Ltd.	500	5,549
Hitachi Construction Machinery Co., Ltd.	200	4,996
Hoshizaki Corp.	600	54,254
IHI Corp. (b)	2,000	6,800
JTEKT Corp.	400	5,846
Kawasaki Heavy Industries, Ltd.	3,000	8,864
Komatsu, Ltd.	1,400	35,567
Kubota Corp.	1,200	20,158
Kurita Water Industries, Ltd.	300	8,170
Makita Corp.	900	33,281
MINEBEA MITSUMI, Inc.	500	8,032
Mitsubishi Heavy Industries, Ltd.	8,000	32,738
Nabtesco Corp.	100	2,906
NGK Insulators, Ltd.	300	5,978
NSK, Ltd.	600	7,492
Sumitomo Heavy Industries, Ltd.	1,000	6,595
THK Co., Ltd.	100	2,830

		292,068

MARINE — 0.2%
Mitsui OSK Lines, Ltd.	4,000	11,748
Nippon Yusen KK (b)	7,000	13,021

		24,769

MEDIA — 0.2%
Dentsu, Inc.	200	9,559
Hakuhodo DY Holdings, Inc.	700	9,289
Toho Co., Ltd.	400	12,317

		31,165

METALS & MINING — 0.8%
Hitachi Metals, Ltd.	400	5,561
JFE Holdings, Inc.	1,700	29,511
Kobe Steel, Ltd. (b)	1,300	13,352
Maruichi Steel Tube, Ltd.	100	2,906
Mitsubishi Materials Corp.	400	12,104
Nippon Steel & Sumitomo Metal Corp.	2,000	45,176
Sumitomo Metal Mining Co., Ltd.	1,000	13,354

		121,964

MULTILINE RETAIL — 0.8%
Don Quijote Holdings Co., Ltd.	200	7,583
Isetan Mitsukoshi Holdings, Ltd.	800	8,017
J Front Retailing Co., Ltd.	400	6,137
Marui Group Co., Ltd.	300	4,421
Ryohin Keikaku Co., Ltd.	300	74,947
Takashimaya Co., Ltd.	1,000	9,514

		110,619

OIL, GAS & CONSUMABLE FUELS — 0.7%
Idemitsu Kosan Co., Ltd.	400	11,356
Inpex Corp.	1,900	18,280
JXTG Holdings, Inc.	13,800	60,267
Showa Shell Sekiyu KK	500	4,637

		94,540

PAPER & FOREST PRODUCTS — 0.1%
Oji Holdings Corp.	2,000	10,324

PERSONAL PRODUCTS — 2.3%
Kao Corp.	4,900	290,965
Kose Corp.	300	32,761
Shiseido Co., Ltd.	200	7,109

		330,835

PHARMACEUTICALS — 6.7%
Astellas Pharma, Inc.	24,800	303,378
Chugai Pharmaceutical Co., Ltd.	800	29,940
Daiichi Sankyo Co., Ltd.	2,600	61,251
Eisai Co., Ltd.	500	27,612
Hisamitsu Pharmaceutical Co., Inc.	200	9,576
Kyowa Hakko Kirin Co., Ltd.	1,000	18,574
Mitsubishi Tanabe Pharma Corp.	3,300	76,244
Ono Pharmaceutical Co., Ltd.	200	4,363
Otsuka Holdings Co., Ltd.	1,800	76,736
Santen Pharmaceutical Co., Ltd.	1,500	20,345
Shionogi & Co., Ltd.	3,600	200,538
Sumitomo Dainippon Pharma Co., Ltd.	1,200	16,372
Taisho Pharmaceutical Holdings Co., Ltd.	400	30,438
Takeda Pharmaceutical Co., Ltd.	1,700	86,377

		961,744

PROFESSIONAL SERVICES — 0.5%
Recruit Holdings Co., Ltd.	4,500	77,336

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.3%
Daiwa House REIT Investment Corp.	7	16,628

See accompanying notes to schedule of investments

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Japan Prime Realty Investment Corp. REIT	7	$24,266
Japan Real Estate Investment Corp. REIT	5	24,875
Japan Retail Fund Investment Corp. REIT	9	16,621
Nippon Building Fund, Inc. REIT	4	20,434
Nippon Prologis REIT, Inc.	13	27,699
Nomura Real Estate Master Fund, Inc.	23	31,462
United Urban Investment Corp. REIT	14	19,998

		181,983

REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.0%
Aeon Mall Co., Ltd.	100	1,969
Daito Trust Construction Co., Ltd.	1,100	171,275
Daiwa House Industry Co., Ltd.	6,100	208,364
Hulic Co., Ltd.	200	2,042
Mitsubishi Estate Co., Ltd.	1,000	18,632
Mitsui Fudosan Co., Ltd.	900	21,471
Nomura Real Estate Holdings, Inc.	200	3,923
Tokyo Tatemono Co., Ltd.	200	2,620
Tokyu Fudosan Holdings Corp.	900	5,319

		435,615

ROAD & RAIL — 4.4%
Central Japan Railway Co.	600	97,775
East Japan Railway Co.	1,100	105,193
Hankyu Hanshin Holdings, Inc.	1,600	57,529
Keikyu Corp.	3,000	36,125
Keio Corp.	2,000	16,732
Keisei Electric Railway Co., Ltd.	600	16,020
Kintetsu Group Holdings Co., Ltd.	8,000	30,830
Kyushu Railway Co.	1,700	55,149
Nagoya Railroad Co., Ltd.	7,000	32,645
Nippon Express Co., Ltd.	4,000	25,027
Odakyu Electric Railway Co., Ltd.	1,100	22,184
Tobu Railway Co., Ltd.	8,000	43,645
Tokyu Corp.	4,000	30,509
West Japan Railway Co.	900	63,567

		632,930

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Disco Corp.	300	47,846
Rohm Co., Ltd.	100	7,681
Tokyo Electron, Ltd.	200	26,985

		82,512

SOFTWARE — 1.2%
Konami Holdings Corp.	500	27,768
LINE Corp. (b)	100	3,448
Nexon Co., Ltd. (b)	100	1,976
Oracle Corp. Japan	1,100	71,369
Trend Micro, Inc.	1,300	66,990

		171,551

SPECIALTY RETAIL — 2.5%
ABC-Mart, Inc.	800	47,063
Hikari Tsushin, Inc.	400	42,079
Nitori Holdings Co., Ltd.	1,100	147,241
Shimamura Co., Ltd.	200	24,493
USS Co., Ltd.	3,100	61,608
Yamada Denki Co., Ltd.	6,800	33,770

		356,254

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.7%
Brother Industries, Ltd.	300	6,923
Canon, Inc.	3,400	115,472
FUJIFILM Holdings Corp.	1,700	61,125
Konica Minolta, Inc.	1,100	9,124
NEC Corp.	7,000	18,565
Ricoh Co., Ltd.	2,200	19,423
Seiko Epson Corp.	500	11,121

		241,753

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (a)
Asics Corp.	200	3,706

TOBACCO — 2.1%
Japan Tobacco, Inc.	8,400	295,077

TRADING COMPANIES & DISTRIBUTORS — 3.2%
ITOCHU Corp.	4,200	62,387
Marubeni Corp.	9,500	61,366
MISUMI Group, Inc.	2,500	57,093
Mitsubishi Corp.	4,100	85,970
Mitsui & Co., Ltd.	7,500	107,167
Sumitomo Corp.	4,500	58,553
Toyota Tsusho Corp.	700	20,964

		453,500

TRANSPORTATION INFRASTRUCTURE — 0.1%
Kamigumi Co., Ltd.	2,000	20,968

WIRELESS TELECOMMUNICATION SERVICES — 5.3%
KDDI Corp.	13,200	349,502
NTT DOCOMO, Inc.	13,900	328,078
SoftBank Group Corp.	1,100	89,059

		766,639

TOTAL COMMON STOCKS (Cost $13,680,143)		14,260,514

SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d) (Cost $2,737)	2,737	2,737

TOTAL INVESTMENTS — 99.2% (Cost $13,682,880)		14,263,251
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		108,235

NET ASSETS — 100.0%		$14,371,486

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.

REIT = Real Estate Investment Trust

See accompanying notes to schedule of investments

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Air Freight & Logistics	$12,167	$—	$—	$12,167
Airlines	154,915	—	—	154,915
Auto Components	527,288	—	—	527,288
Automobiles	1,010,670	—	—	1,010,670
Banks	1,096,330	—	—	1,096,330
Beverages	220,899	—	—	220,899
Building Products	278,155	—	—	278,155
Capital Markets	59,155	—	—	59,155
Chemicals	432,474	—	—	432,474
Commercial Services & Supplies	197,286	—	—	197,286
Construction & Engineering	318,436	—	—	318,436
Construction Materials	10,920	—	—	10,920
Consumer Finance	6,935	—	—	6,935
Containers & Packaging	5,062	—	—	5,062
Diversified Consumer Services	37,736	—	—	37,736
Diversified Financial Services	164,738	—	—	164,738
Diversified Telecommunication Services	127,599	—	—	127,599
Electric Utilities	235,530	—	—	235,530
Electrical Equipment	76,258	—	—	76,258
Electronic Equipment, Instruments & Components	793,505	—	—	793,505
Food & Staples Retailing	270,648	—	—	270,648
Food Products	301,456	—	—	301,456
Gas Utilities	126,795	—	—	126,795
Health Care Equipment & Supplies	411,235	—	—	411,235
Health Care Providers & Services	81,683	—	—	81,683
Health Care Technology	74,373	—	—	74,373
Hotels, Restaurants & Leisure	259,537	—	—	259,537
Household Durables	254,179	—	—	254,179
Household Products	18,327	—	—	18,327
Independent Power Producers & Energy Traders	9,890	—	—	9,890
Industrial Conglomerates	23,049	—	—	23,049
Insurance	285,860	—	—	285,860
Internet & Catalog Retail	61,198	—	—	61,198
Internet Software & Services	115,318	—	—	115,318
IT Services	244,286	—	—	244,286
Leisure Equipment & Products	258,770	—	—	258,770
Machinery	292,068	—	—	292,068
Marine	24,769	—	—	24,769
Media	31,165	—	—	31,165
Metals & Mining	121,964	—	—	121,964
Multiline Retail	110,619	—	—	110,619
Oil, Gas & Consumable Fuels	94,540	—	—	94,540
Paper & Forest Products	10,324	—	—	10,324
Personal Products	330,835	—	—	330,835
Pharmaceuticals	961,744	—	—	961,744
Professional Services	77,336	—	—	77,336
Real Estate Investment Trusts (REITs)	181,983	—	—	181,983
Real Estate Management & Development	435,615	—	—	435,615
Road & Rail	632,930	—	—	632,930
Semiconductors & Semiconductor Equipment	82,512	—	—	82,512
Software	171,551	—	—	171,551

See accompanying notes to schedule of investments

SPDR MSCI Japan StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Specialty Retail	$356,254	$—	$—	$356,254
Technology Hardware, Storage & Peripherals	241,753	—	—	241,753
Textiles, Apparel & Luxury Goods	3,706	—	—	3,706
Tobacco	295,077	—	—	295,077
Trading Companies & Distributors	453,500	—	—	453,500
Transportation Infrastructure	20,968	—	—	20,968
Wireless Telecommunication Services	766,639	—	—	766,639
Short-Term Investment	2,737	—	—	2,737

TOTAL INVESTMENTS	$14,263,251	$—	$—	$14,263,251

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	754	$754	—	754	—	$—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	101,083	98,346	2,737	2,737	24	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	202,065	202,065	—	—	18	—

TOTAL		$754				$2,737	$42	$—

See accompanying notes to schedule of investments

SPDR MSCI Spain StrategicFactors ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AIRLINES — 1.8%
International Consolidated Airlines Group SA	22,332	$176,996

BANKS — 29.0%
Banco Bilbao Vizcaya Argentaria SA	84,271	698,278
Banco de Sabadell SA	98,541	199,943
Banco Santander SA	216,820	1,432,327
Bankia SA	25,038	120,854
Bankinter SA	19,680	181,027
CaixaBank SA	47,197	225,012

		2,857,441

BIOTECHNOLOGY — 2.2%
Grifols SA	7,650	212,764

CONSTRUCTION & ENGINEERING — 6.0%
ACS Actividades de Construccion y Servicios SA	6,887	265,694
Ferrovial SA	14,542	322,347

		588,041

DIVERSIFIED TELECOMMUNICATION SERVICES — 7.2%
Telefonica SA	68,980	711,066

ELECTRIC UTILITIES — 15.1%
Endesa SA	14,016	322,437
Iberdrola SA	106,721	843,889
Red Electrica Corp. SA	15,345	320,194

		1,486,520

ELECTRICAL EQUIPMENT — 1.0%
Gamesa Corp. Tecnologica SA	4,721	100,664

FOOD & STAPLES RETAILING — 1.8%
Distribuidora Internacional de Alimentacion SA	28,199	175,317

GAS UTILITIES — 6.1%
Enagas SA	10,570	295,965
Gas Natural SDG SA	12,884	301,098

		597,063

INSURANCE — 3.9%
Grupo Catalana Occidente SA	4,715	198,060
Mapfre SA	54,317	189,447

		387,507

IT SERVICES — 4.7%
Amadeus IT Group SA	7,776	464,288

MACHINERY — 1.8%
Zardoya Otis SA	16,930	174,944

MEDIA — 1.3%
Mediaset Espana Comunicacion SA	10,553	131,135

OIL, GAS & CONSUMABLE FUELS — 3.9%
Repsol SA	25,041	382,711

SPECIALTY RETAIL — 7.7%
Industria de Diseno Textil SA	19,681	754,449

TRANSPORTATION INFRASTRUCTURE — 5.7%
Abertis Infraestructuras SA	19,989	369,791
Aena SA (a)	1,012	197,201

		566,992

TOTAL COMMON STOCKS (Cost $10,315,130)		9,767,898

RIGHTS — 0.2%
CONSTRUCTION & ENGINEERING — 0.1%
ACS Actividades de Construccion y Servicios SA (expiring 7/17/17) (b)	6,887	5,499

OIL, GAS & CONSUMABLE FUELS — 0.1%
Repsol SA (expiring 7/17/17) (b)	31,799	14,507

TOTAL RIGHTS (Cost $20,944)		20,006

SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (d) (e) (Cost $952)	952	952

TOTAL INVESTMENTS — 99.4% (Cost $10,337,026)		9,788,856
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		58,714

NET ASSETS — 100.0%		$9,847,570

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 2.0% of net assets as of June 30, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2017.

See accompanying notes to schedule of investments

SPDR MSCI Spain StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Airlines	$176,996	$—	$—	$176,996
Banks	2,857,441	—	—	2,857,441
Biotechnology	212,764	—	—	212,764
Construction & Engineering	588,041	—	—	588,041
Diversified Telecommunication Services	711,066	—	—	711,066
Electric Utilities	1,486,520	—	—	1,486,520
Electrical Equipment	100,664	—	—	100,664
Food & Staples Retailing	175,317	—	—	175,317
Gas Utilities	597,063	—	—	597,063
Insurance	387,507	—	—	387,507
IT Services	464,288	—	—	464,288
Machinery	174,944	—	—	174,944
Media	131,135	—	—	131,135
Oil, Gas & Consumable Fuels	382,711	—	—	382,711
Specialty Retail	754,449	—	—	754,449
Transportation Infrastructure	566,992	—	—	566,992
Rights
Construction & Engineering	5,499	—	—	5,499
Oil, Gas & Consumable Fuels	14,507	—	—	14,507
Short-Term Investment	952	—	—	952

TOTAL INVESTMENTS	$9,788,856	$—	$—	$9,788,856

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	37	$37	—	37	—	$—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	64,222	63,270	952	952	16	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	66,237	66,237	—	—	8	—

TOTAL		$37				$952	$24	$—

See accompanying notes to schedule of investments

SPDR MSCI United Kingdom StrategicFactors ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AEROSPACE & DEFENSE — 2.7%
BAE Systems PLC	36,054	$296,683
Cobham PLC	4,244	7,144
Meggitt PLC	1,454	9,007
Rolls-Royce Holdings PLC (a)	2,630	30,439

		343,273

AIR FREIGHT & LOGISTICS — 0.6%
Royal Mail PLC	13,087	71,601

AIRLINES — 0.3%
easyJet PLC	2,299	40,584

AUTO COMPONENTS — 0.7%
GKN PLC	19,466	82,430

BANKS — 8.8%
Barclays PLC	73,539	193,674
HSBC Holdings PLC	68,101	629,568
Lloyds Banking Group PLC	180,521	155,114
Royal Bank of Scotland Group PLC (a)	11,950	38,371
Standard Chartered PLC (a)	9,724	98,168

		1,114,895

BEVERAGES — 2.2%
Coca-Cola HBC AG (a)	1,131	33,173
Diageo PLC	8,332	245,516

		278,689

CAPITAL MARKETS — 2.9%
3i Group PLC	15,525	182,000
Aberdeen Asset Management PLC	8,830	34,638
Hargreaves Lansdown PLC	4,195	70,947
Investec PLC	1,323	9,856
Schroders PLC	1,656	66,769

		364,210

CHEMICALS — 1.4%
Croda International PLC	2,086	105,268
Johnson Matthey PLC	1,989	74,176

		179,444

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Babcock International Group PLC	3,319	37,960
G4S PLC	2,657	11,265

		49,225

CONSUMER FINANCE — 0.1%
Provident Financial PLC	197	6,226

DIVERSIFIED FINANCIAL SERVICES — 0.6%
London Stock Exchange Group PLC	1,519	71,939

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
BT Group PLC	83,508	319,723
Inmarsat PLC	1,493	14,923

		334,646

ELECTRIC UTILITIES — 1.1%
SSE PLC	7,227	136,400

ENERGY EQUIPMENT & SERVICES — 0.0% (b)
Petrofac, Ltd.	809	4,645

FOOD & STAPLES RETAILING — 1.1%
J Sainsbury PLC	9,000	29,425

Tesco PLC (a)	31,006	67,985
Wm Morrison Supermarkets PLC	11,824	37,045

		134,455

FOOD PRODUCTS — 1.9%
Associated British Foods PLC	4,608	175,736
Tate & Lyle PLC	6,791	58,396

		234,132

HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
ConvaTec Group PLC (a) (c)	22,801	94,538
Smith & Nephew PLC	12,762	219,648

		314,186

HEALTH CARE PROVIDERS & SERVICES — 0.0% (b)
Mediclinic International PLC	335	3,227

HOTELS, RESTAURANTS & LEISURE — 5.0%
Carnival PLC	1,057	69,748
Compass Group PLC	16,713	351,681
InterContinental Hotels Group PLC	100	5,542
Merlin Entertainments PLC (c)	6,042	37,711
TUI AG	3,991	58,010
Whitbread PLC	2,142	110,376

		633,068

HOUSEHOLD DURABLES — 2.3%
Barratt Developments PLC	2,860	20,934
Berkeley Group Holdings PLC	1,849	77,505
Persimmon PLC	3,750	109,209
Taylor Wimpey PLC	36,648	83,878

		291,526

HOUSEHOLD PRODUCTS — 3.5%
Reckitt Benckiser Group PLC	4,408	445,694

INDUSTRIAL CONGLOMERATES — 0.7%
DCC PLC	219	19,885
Smiths Group PLC	3,499	72,584

		92,469

INSURANCE — 6.5%
Admiral Group PLC	5,962	155,119
Aviva PLC	14,171	96,823
Direct Line Insurance Group PLC	14,990	69,201
Legal & General Group PLC	72,644	243,734
Old Mutual PLC	9,745	24,481
Prudential PLC	5,598	128,052
RSA Insurance Group PLC	8,655	69,197
St James’s Place PLC	1,073	16,474
Standard Life PLC	3,785	19,622

		822,703

INTERNET SOFTWARE & SERVICES — 0.1%
Auto Trader Group PLC (c)	2,515	12,414

IT SERVICES — 0.3%
Worldpay Group PLC (c)	10,122	41,390

MACHINERY — 0.4%
IMI PLC	2,818	43,742
Weir Group PLC	289	6,498

		50,240

See accompanying notes to schedule of investments

SPDR MSCI United Kingdom StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

MEDIA — 4.9%
ITV PLC	49,989	$117,789
Pearson PLC	2,798	25,132
RELX PLC	16,651	359,038
Sky PLC	3,756	48,496
WPP PLC	3,562	74,678

		625,133

METALS & MINING — 3.6%
Anglo American PLC (a)	4,348	57,834
Antofagasta PLC	613	6,366
BHP Billiton PLC	4,901	74,866
Fresnillo PLC	1,133	21,870
Glencore PLC (a)	38,123	142,221
Randgold Resources, Ltd.	517	45,699
Rio Tinto PLC	2,626	110,586

		459,442

MULTI-UTILITIES — 2.2%
Centrica PLC	21,116	54,912
National Grid PLC	18,385	227,301

		282,213

MULTILINE RETAIL — 1.5%
Marks & Spencer Group PLC	20,383	88,246
Next PLC	2,115	105,935

		194,181

OIL, GAS & CONSUMABLE FUELS — 8.9%
BP PLC	70,202	403,784
Royal Dutch Shell PLC Class A	17,460	461,531
Royal Dutch Shell PLC Class B	9,544	255,692

		1,121,007

PAPER & FOREST PRODUCTS — 0.8%
Mondi PLC	4,087	106,919

PERSONAL PRODUCTS — 2.7%
Unilever PLC	6,394	345,093

PHARMACEUTICALS — 8.0%
AstraZeneca PLC	6,608	440,760
GlaxoSmithKline PLC	22,471	477,381
Hikma Pharmaceuticals PLC	379	7,237
Shire PLC	1,469	80,868

		1,006,246

PROFESSIONAL SERVICES — 1.9%
Capita PLC	7,864	70,636
Experian PLC	3,499	71,584
Intertek Group PLC	1,676	91,806

		234,026

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.2%
British Land Co. PLC REIT	2,060	16,202
Hammerson PLC REIT	3,441	25,678
Intu Properties PLC REIT	1,697	5,932
Land Securities Group PLC REIT	4,108	54,054
Segro PLC REIT	7,520	47,786

		149,652

SOFTWARE — 1.0%
Sage Group PLC	14,520	129,762

SPECIALTY RETAIL — 1.2%
Dixons Carphone PLC	3,188	11,744
Kingfisher PLC	34,892	136,286

		148,030

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Burberry Group PLC	4,661	100,564

TOBACCO — 5.5%
British American Tobacco PLC	7,391	502,492
Imperial Brands PLC	4,202	188,225

		690,717

TRADING COMPANIES & DISTRIBUTORS — 2.7%
Ashtead Group PLC	529	10,919
Bunzl PLC	4,397	130,679
Travis Perkins PLC	2,570	48,572
Wolseley PLC	2,529	154,824

		344,994

WATER UTILITIES — 0.9%
Severn Trent PLC	2,136	60,541
United Utilities Group PLC	4,237	47,744

		108,285

WIRELESS TELECOMMUNICATION SERVICES — 2.6%
Vodafone Group PLC	115,076	325,488

TOTAL COMMON STOCKS (Cost $12,635,140)		12,525,463

SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (d) (e) (Cost $874)	874	874

TOTAL INVESTMENTS — 99.1% (Cost $12,636,014)		12,526,337
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		111,948

NET ASSETS — 100.0%		$12,638,285

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2017.

REIT = Real Estate Investment Trust

See accompanying notes to schedule of investments

SPDR MSCI United Kingdom StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$343,273	$—	$—	$343,273
Air Freight & Logistics	71,601	—	—	71,601
Airlines	40,584	—	—	40,584
Auto Components	82,430	—	—	82,430
Banks	1,114,895	—	—	1,114,895
Beverages	278,689	—	—	278,689
Capital Markets	364,210	—	—	364,210
Chemicals	179,444	—	—	179,444
Commercial Services & Supplies	49,225	—	—	49,225
Consumer Finance	6,226	—	—	6,226
Diversified Financial Services	71,939	—	—	71,939
Diversified Telecommunication Services	334,646	—	—	334,646
Electric Utilities	136,400	—	—	136,400
Energy Equipment & Services	4,645	—	—	4,645
Food & Staples Retailing	134,455	—	—	134,455
Food Products	234,132	—	—	234,132
Health Care Equipment & Supplies	314,186	—	—	314,186
Health Care Providers & Services	3,227	—	—	3,227
Hotels, Restaurants & Leisure	633,068	—	—	633,068
Household Durables	291,526	—	—	291,526
Household Products	445,694	—	—	445,694
Industrial Conglomerates	92,469	—	—	92,469
Insurance	822,703	—	—	822,703
Internet Software & Services	12,414	—	—	12,414
IT Services	41,390	—	—	41,390
Machinery	50,240	—	—	50,240
Media	625,133	—	—	625,133
Metals & Mining	459,442	—	—	459,442
Multi-Utilities	282,213	—	—	282,213
Multiline Retail	194,181	—	—	194,181
Oil, Gas & Consumable Fuels	1,121,007	—	—	1,121,007
Paper & Forest Products	106,919	—	—	106,919
Personal Products	345,093	—	—	345,093
Pharmaceuticals	1,006,246	—	—	1,006,246
Professional Services	234,026	—	—	234,026
Real Estate Investment Trusts (REITs)	149,652	—	—	149,652
Software	129,762	—	—	129,762
Specialty Retail	148,030	—	—	148,030
Textiles, Apparel & Luxury Goods	100,564	—	—	100,564
Tobacco	690,717	—	—	690,717
Trading Companies & Distributors	344,994	—	—	344,994
Water Utilities	108,285	—	—	108,285
Wireless Telecommunication Services	325,488	—	—	325,488
Short-Term Investment	874	—	—	874

TOTAL INVESTMENTS	$12,526,337	$—	$—	$12,526,337

See accompanying notes to schedule of investments

SPDR MSCI United Kingdom StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	1,019	$1,019	—	1,019	—	$—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	293,523	292,649	874	874	47	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	46,211	46,211	—	—	4	—

TOTAL		$1,019				$874	$51	$—

See accompanying notes to schedule of investments

SPDR S&P Global Dividend ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 1.2%
APA Group	237,232	$1,668,654

CANADA — 16.1%
Bank of Montreal	12,838	941,275
Bank of Nova Scotia	18,014	1,082,060
Canadian Apartment Properties	52,293	1,351,718
Canadian Imperial Bank of Commerce	14,070	1,141,786
Emera, Inc.	42,502	1,577,748
Enbridge Income Fund Holdings, Inc. (a)	65,220	1,616,564
First Capital Realty, Inc. (a)	83,185	1,265,678
Fortis, Inc.	38,802	1,361,820
Great-West Lifeco, Inc.	39,102	1,058,316
IGM Financial, Inc.	51,749	1,602,637
National Bank of Canada	26,280	1,103,448
Power Corp. of Canada	51,584	1,174,909
Power Financial Corp.	49,020	1,255,791
RioCan Real Estate Investment Trust	85,401	1,582,815
Rogers Communications, Inc. Class B	27,430	1,293,669
Royal Bank of Canada	13,813	1,001,488
Shaw Communications, Inc. Class B (a)	65,158	1,419,358
TELUS Corp.	43,583	1,502,434

		23,333,514

CHINA — 2.4%
China Overseas Land & Investment, Ltd.	396,000	1,159,118
Guangdong Investment, Ltd.	874,000	1,204,676
Hengan International Group Co., Ltd.	148,000	1,092,020

		3,455,814

FINLAND — 1.6%
Fortum Oyj	152,498	2,388,081

FRANCE — 5.0%
CNP Assurances	61,874	1,387,061
Sanofi	14,826	1,416,364
SCOR SE	35,879	1,420,396
TOTAL SA	31,627	1,561,384
Unibail-Rodamco SE REIT	5,897	1,484,053

		7,269,258

GERMANY — 2.7%
Axel Springer SE	24,488	1,469,107
Deutsche EuroShop AG	28,020	1,102,878
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,581	1,325,177

		3,897,162

HONG KONG — 6.5%
CK Infrastructure Holdings, Ltd.	139,000	1,168,060
CLP Holdings, Ltd.	125,100	1,323,682
Hysan Development Co., Ltd.	287,000	1,369,477
Link REIT	202,500	1,540,841
Sino Land Co., Ltd.	829,270	1,359,729
Sun Hung Kai Properties, Ltd.	90,000	1,322,368
Wharf Holdings, Ltd.	156,597	1,297,879

		9,382,036

ITALY — 1.1%
Atlantia SpA	57,523	1,616,577

JAPAN — 2.0%
Canon, Inc.	50,200	1,704,906
Chugoku Electric Power Co., Inc.	104,900	1,156,738

		2,861,644

MEXICO — 1.1%
Kimberly-Clark de Mexico SAB de CV Class A	726,915	1,542,206

NETHERLANDS — 0.9%
Boskalis Westminster	41,184	1,335,660

PORTUGAL — 1.6%
EDP - Energias de Portugal SA	707,577	2,310,518

SINGAPORE — 3.4%
Oversea-Chinese Banking Corp., Ltd.	163,235	1,279,229
Singapore Telecommunications, Ltd.	557,206	1,574,268
StarHub, Ltd.	1,070,226	2,114,257

		4,967,754

SOUTH AFRICA — 5.5%
AVI, Ltd.	190,037	1,377,868
Foschini Group, Ltd.	119,997	1,257,255
Mr. Price Group, Ltd. (a)	109,616	1,305,102
Sanlam, Ltd.	222,034	1,098,096
Standard Bank Group, Ltd.	119,454	1,313,196
Truworths International, Ltd. (a)	307,102	1,675,848

		8,027,365

SOUTH KOREA — 1.2%
SK Telecom Co., Ltd.	7,582	1,762,716

SPAIN — 2.9%
Abertis Infraestructuras SA	117,717	2,177,732
Enagas SA (a)	73,968	2,071,141

		4,248,873

SWEDEN — 2.4%
Castellum AB	89,978	1,319,606
Hennes & Mauritz AB Class B (a)	44,001	1,094,997
Skanska AB Class B	45,224	1,071,815

		3,486,418

SWITZERLAND — 4.5%
Baloise Holding AG	8,126	1,257,530
Novartis AG	15,881	1,323,347
PSP Swiss Property AG	13,119	1,227,445
Roche Holding AG	4,644	1,184,216
Swiss Prime Site AG (b)	17,013	1,547,363

		6,539,901

THAILAND — 1.7%
Bangkok Bank PCL	214,376	1,243,217
Thai Beverage PCL	1,983,800	1,296,742

		2,539,959

UNITED KINGDOM — 16.0%
Aberdeen Asset Management PLC	629,093	2,467,823
Ashmore Group PLC	401,086	1,840,138
BAE Systems PLC	154,280	1,269,546
Berendsen PLC	110,294	1,762,176
Britvic PLC	172,517	1,550,708
Carillion PLC (a)	888,595	2,156,120
Close Brothers Group PLC	58,355	1,143,825

See accompanying notes to schedule of investments

SPDR S&P Global Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Essentra PLC (a)	269,894	$1,979,016
GlaxoSmithKline PLC	84,191	1,788,580
Greene King PLC	171,210	1,497,818
IG Group Holdings PLC	256,956	1,895,829
IMI PLC	78,580	1,219,754
Pennon Group PLC	131,576	1,410,867
Tate & Lyle PLC	149,423	1,284,895

		23,267,095

UNITED STATES — 19.8%
AT&T, Inc.	35,166	1,326,813
CME Group, Inc.	10,923	1,367,997
Entergy Corp.	21,294	1,634,740
Gap, Inc.	57,708	1,268,999
Garmin, Ltd.	27,753	1,416,236
H&R Block, Inc.	57,824	1,787,340
Hawaiian Electric Industries, Inc.	36,367	1,177,563
Lazard, Ltd. Class A	23,105	1,070,455
Mattel, Inc.	69,390	1,493,967
MDC Holdings, Inc.	42,817	1,512,725
Mercury General Corp.	17,524	946,296
National Health Investors, Inc. REIT	21,342	1,690,286
Old Republic International Corp.	50,808	992,280
PPL Corp.	40,591	1,569,248
Public Service Enterprise Group, Inc.	27,364	1,176,926
Safety Insurance Group, Inc.	14,343	979,627
Southern Co.	29,757	1,424,765
Tupperware Brands Corp.	28,245	1,983,646
Verizon Communications, Inc.	28,403	1,268,478
Waddell & Reed Financial, Inc. Class A	144,306	2,724,497

		28,812,884

TOTAL COMMON STOCKS (Cost $138,441,848)		144,714,089

SHORT-TERM INVESTMENTS — 6.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	41,161	41,161
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	9,423,477	9,423,477

TOTAL SHORT-TERM INVESTMENTS (Cost $9,464,638)		9,464,638

TOTAL INVESTMENTS — 106.1% (Cost $147,906,486)		154,178,727
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.1)%		(8,861,757)

NET ASSETS — 100.0%		$145,316,970

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,668,654	$—	$—	$1,668,654
Canada	23,333,514	—	—	23,333,514
China	3,455,814	—	—	3,455,814
Finland	2,388,081	—	—	2,388,081
France	7,269,258	—	—	7,269,258
Germany	3,897,162	—	—	3,897,162
Hong Kong	9,382,036	—	—	9,382,036
Italy	1,616,577	—	—	1,616,577
Japan	2,861,644	—	—	2,861,644
Mexico	1,542,206	—	—	1,542,206
Netherlands	1,335,660	—	—	1,335,660
Portugal	2,310,518	—	—	2,310,518
Singapore	4,967,754	—	—	4,967,754

See accompanying notes to schedule of investments

SPDR S&P Global Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
South Africa	$8,027,365	$—	$—	$8,027,365
South Korea	1,762,716	—	—	1,762,716
Spain	4,248,873	—	—	4,248,873
Sweden	3,486,418	—	—	3,486,418
Switzerland	6,539,901	—	—	6,539,901
Thailand	2,539,959	—	—	2,539,959
United Kingdom	23,267,095	—	—	23,267,095
United States	28,812,884	—	—	28,812,884
Short-Term Investments	9,464,638	—	—	9,464,638

TOTAL INVESTMENTS	$154,178,727	$—	$—	$154,178,727

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	57,050	$57,050	42,031	99,081	—	$—	$4	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	7,612,497	7,571,336	41,161	41,161	1,319	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	9,450,223	9,450,223	—	—	590	—
State Street Navigator Securities Lending Government Money Market Portfolio*	8,297,041	8,297,041	52,924,898	51,798,462	9,423,477	9,423,477	51,490	—

TOTAL		$8,354,091				$9,464,638	$53,403	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR S&P International Dividend ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 15.7%
Amcor, Ltd.	1,120,354	$13,930,348
ASX, Ltd.	341,358	14,037,170
AusNet Services	6,235,947	8,298,996
carsales.com, Ltd.	1,045,540	9,238,826
Charter Hall Group REIT	2,012,960	8,492,225
Commonwealth Bank of Australia	267,567	16,995,698
DuluxGroup, Ltd.	1,367,138	7,277,722
Mirvac Group REIT	6,621,619	10,818,510
Sonic Healthcare, Ltd.	711,091	13,210,614
Star Entertainment Group, Ltd.	2,274,730	8,811,400
Stockland REIT	3,527,946	11,852,766
Telstra Corp., Ltd.	5,162,585	17,027,831
Transurban Group Stapled Security	1,936,979	17,606,253
Vicinity Centres REIT	5,863,107	11,558,051
Westpac Banking Corp.	752,117	17,601,565

		186,757,975

BELGIUM — 1.0%
Anheuser-Busch InBev SA	112,113	12,366,354

CANADA — 10.5%
BCE, Inc.	343,143	15,430,470
Canadian Imperial Bank of Commerce (a)	168,067	13,638,701
Emera, Inc.	416,490	15,460,832
Fortis, Inc.	377,802	13,259,579
H&R Real Estate Investment Trust REIT	485,476	8,231,448
Intact Financial Corp.	108,755	8,203,311
Rogers Communications, Inc. Class B	280,317	13,220,464
Royal Bank of Canada	162,116	11,753,941
TELUS Corp.	423,825	14,610,491
Toronto-Dominion Bank	206,130	10,372,369

		124,181,606

FINLAND — 1.9%
Kone Oyj Class B	239,092	12,145,896
Wartsila Oyj Abp	183,991	10,859,786

		23,005,682

FRANCE — 2.6%
Bureau Veritas SA	460,673	10,180,023
Cie de Saint-Gobain	183,572	9,794,471
Danone SA	137,596	10,327,900

		30,302,394

GERMANY — 4.6%
Axel Springer SE (a)	162,477	9,747,471
Deutsche EuroShop AG	171,992	6,769,670
Fielmann AG (a)	130,620	10,062,017
Fraport AG Frankfurt Airport Services Worldwide	129,433	11,411,398
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	79,582	16,024,958

		54,015,514

HONG KONG — 8.7%
CK Infrastructure Holdings, Ltd.	1,428,000	11,999,923
CLP Holdings, Ltd.	1,283,000	13,575,415
Hang Seng Bank, Ltd.	623,800	13,049,022

Hongkong Land Holdings, Ltd.	1,445,900	10,641,824
Hysan Development Co., Ltd.	1,291,000	6,160,259
Link REIT	1,369,000	10,416,848
MTR Corp., Ltd.	1,783,000	10,038,219
Power Assets Holdings, Ltd.	1,326,000	11,711,815
Sino Land Co., Ltd.	5,134,181	8,418,361
Yue Yuen Industrial Holdings, Ltd.	1,715,500	7,120,035

		103,131,721

ITALY — 3.4%
Atlantia SpA	586,985	16,496,129
Snam SpA	5,458,944	23,759,173

		40,255,302

JAPAN — 5.4%
Japan Prime Realty Investment Corp. REIT	1,612	5,588,056
Japan Real Estate Investment Corp. REIT	987	4,910,404
Japan Retail Fund Investment Corp. REIT	3,620	6,685,208
KDDI Corp.	308,300	8,162,981
Lawson, Inc.	135,100	9,450,748
Nippon Building Fund, Inc. REIT (a)	996	5,088,145
Orix JREIT, Inc. REIT	4,337	6,403,598
Sankyo Co., Ltd.	314,500	10,664,338
United Urban Investment Corp. REIT	4,618	6,596,556

		63,550,034

MALAYSIA — 0.8%
Public Bank Bhd	2,098,200	9,932,192

NETHERLANDS — 1.8%
Akzo Nobel NV	126,240	10,955,669
Koninklijke Philips NV	307,065	10,890,183

		21,845,852

NEW ZEALAND — 0.9%
Spark New Zealand, Ltd.	3,854,352	10,667,752

PORTUGAL — 1.8%
EDP - Energias de Portugal SA	6,579,330	21,484,108

RUSSIA — 1.1%
Gazprom PJSC ADR	3,321,805	13,147,704

SINGAPORE — 6.0%
CapitaLand Mall Trust REIT	9,235,500	13,247,712
CapitaLand, Ltd.	4,076,400	10,362,349
ComfortDelGro Corp., Ltd.	7,163,500	11,966,482
Singapore Exchange, Ltd.	1,852,200	9,874,095
Singapore Press Holdings, Ltd.	4,276,300	10,031,920
Singapore Telecommunications, Ltd.	5,652,800	15,970,797

		71,453,355

SOUTH AFRICA — 0.8%
Shoprite Holdings, Ltd.	642,020	9,769,582

SOUTH KOREA — 0.8%
Kangwon Land, Inc.	302,248	9,206,260

SPAIN — 3.2%
Enagas SA (a)	754,791	21,134,527
Red Electrica Corp. SA	826,848	17,253,309

		38,387,836

See accompanying notes to schedule of investments

SPDR S&P International Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

SWEDEN — 3.2%
Castellum AB	732,526	$10,743,130
ICA Gruppen AB (a)	317,032	11,787,379
Swedbank AB Class A	617,086	15,020,096

		37,550,605

SWITZERLAND — 10.2%
Baloise Holding AG	97,692	15,118,210
EMS-Chemie Holding AG	16,795	12,399,170
Givaudan SA	5,366	10,747,129
Helvetia Holding AG	12,886	7,380,537
Nestle SA	137,946	12,020,669
PSP Swiss Property AG	86,051	8,051,135
Roche Holding AG	26,636	6,870,038
Swiss Prime Site AG (b)	172,612	15,699,374
Swiss Re AG	165,010	15,102,727
Swisscom AG	35,994	17,390,930

		120,779,919

TAIWAN — 3.2%
Phison Electronics Corp.	1,445,000	17,836,867
Taiwan Mobile Co., Ltd.	5,229,000	19,681,805

		37,518,672

THAILAND — 1.3%
Bangkok Bank PCL (c)	158,000	860,465
Bangkok Bank PCL (c)	2,349,572	13,625,719
Bangkok Bank PCL NVDR	148,400	808,184

		15,294,368

UNITED KINGDOM — 10.4%
Berendsen PLC	676,367	10,806,367
Diageo PLC	330,176	9,729,185
Kingfisher PLC	2,235,449	8,731,531
National Grid PLC	1,181,116	14,602,609
Old Mutual PLC	5,339,462	13,413,625
Pennon Group PLC	1,325,098	14,208,796
Playtech PLC	891,317	11,010,446
SSE PLC	1,004,904	18,966,290
United Utilities Group PLC	1,221,273	13,761,774
WPP PLC	373,234	7,824,866

		123,055,489

TOTAL COMMON STOCKS (Cost $1,130,478,366)		1,177,660,276

SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (d) (e) (Cost $519,834)	519,834	519,834
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f) (Cost $38,230,809)	38,230,809	38,230,809

TOTAL SHORT-TERM INVESTMENTS (Cost $38,750,643)		38,750,643

TOTAL INVESTMENTS — 102.6% (Cost $1,169,229,009)		1,216,410,919
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(30,623,342)

NET ASSETS — 100.0%		$1,185,787,577

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2017.
(f)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$186,757,975	$—	$—	$186,757,975
Belgium	12,366,354	—	—	12,366,354
Canada	124,181,606	—	—	124,181,606
Finland	23,005,682	—	—	23,005,682

See accompanying notes to schedule of investments

SPDR S&P International Dividend ETF

SCHEDULE OF INVESTMENTS (continued)
June 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
France	$30,302,394	$—	$—	$30,302,394
Germany	54,015,514	—	—	54,015,514
Hong Kong	103,131,721	—	—	103,131,721
Italy	40,255,302	—	—	40,255,302
Japan	63,550,034	—	—	63,550,034
Malaysia	9,932,192	—	—	9,932,192
Netherlands	21,845,852	—	—	21,845,852
New Zealand	10,667,752	—	—	10,667,752
Portugal	21,484,108	—	—	21,484,108
Russia	13,147,704	—	—	13,147,704
Singapore	71,453,355	—	—	71,453,355
South Africa	9,769,582	—	—	9,769,582
South Korea	9,206,260	—	—	9,206,260
Spain	38,387,836	—	—	38,387,836
Sweden	37,550,605	—	—	37,550,605
Switzerland	120,779,919	—	—	120,779,919
Taiwan	37,518,672	—	—	37,518,672
Thailand	15,294,368	—	—	15,294,368
United Kingdom	123,055,489	—	—	123,055,489
Short-Term Investments	38,750,643	—	—	38,750,643

TOTAL INVESTMENTS	$1,216,410,919	$—	$—	$1,216,410,919

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	34,299	$34,299	957	35,256	—	$—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	21,500,441	20,980,607	519,834	519,834	5,047	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	92,524,112	92,524,112	—	—	7,012	—
State Street Navigator Securities Lending Government Money Market Portfolio*	85,141,270	85,141,270	383,087,049	429,997,510	38,230,809	38,230,809	458,450	—

TOTAL		$85,175,569				$38,750,643	$470,509	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 0.1%
MMG, Ltd. (a)	996,000	$367,450

BRAZIL — 5.0%
AES Tiete Energia SA	25,783	106,221
Aliansce Shopping Centers SA	92,424	420,382
Alpargatas SA Preference Shares	14,722	60,919
Alupar Investimento SA	46,010	251,210
Arezzo Industria e Comercio SA	44,872	442,998
B2W Cia Digital (a)	104,653	369,559
Banco ABC Brasil SA Preference Shares	76,274	386,521
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	116,653	462,633
BR Properties SA	69,552	189,139
Bradespar SA Preference Shares	157,717	980,599
Brasil Brokers Participacoes SA (a)	322,250	112,823
Cia de Saneamento de Minas Gerais-COPASA	50,455	609,130
Cia Energetica de Sao Paulo Class B, Preference Shares	66,917	312,646
Cia Ferro Ligas da Bahia - FERBASA Preference Shares	103,276	341,942
Cia Hering	124,065	739,541
Construtora Tenda SA (a)	25,768	114,326
Cosan Logistica SA (a)	62,649	124,230
Cyrela Brazil Realty SA Empreendimentos e Participacoes	91,766	303,556
Direcional Engenharia SA	170,018	264,270
EcoRodovias Infraestrutura e Logistica SA	134,405	419,857
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	98,944	377,769
Estacio Participacoes SA	188,456	831,578
Even Construtora e Incorporadora SA	240,430	286,637
Ez Tec Empreendimentos e Participacoes SA	85,435	457,699
Fleury SA	152,832	1,236,218
GAEC Educacao SA	76,371	377,562
Gafisa SA (a)	26,338	86,011
Helbor Empreendimentos SA	182,094	111,567
Iguatemi Empresa de Shopping Centers SA	38,552	383,047
International Meal Co. Alimentacao SA Class A (a)	96,825	213,332
Iochpe Maxion SA	103,338	518,990
JSL SA (a)	47,234	99,793
Kepler Weber SA (a)	18,351	130,823
Light SA (a)	70,741	478,475
Linx SA	64,990	350,131
LPS Brasil Consultoria de Imoveis SA (a)	99,346	131,932
Magazine Luiza SA	2,795	215,957
Magnesita Refratarios SA	57,170	634,983
Mahle-Metal Leve SA	35,761	209,930
Marcopolo SA Preference Shares	478,289	409,972
Marfrig Global Foods SA (a)	197,915	403,805
Metalurgica Gerdau SA Preference Shares (a)	466,638	699,975

Mills Estruturas e Servicos de Engenharia SA (a)	143,923	158,551
Minerva SA	42,952	159,583
MRV Engenharia e Participacoes SA	243,652	994,243
Paranapanema SA	250,921	99,967
Prumo Logistica SA (a)	30,554	96,828
QGEP Participacoes SA	171,985	311,449
Qualicorp SA	96,094	832,384
Randon SA Implementos e Participacoes (a)	1,051	1,091
Randon SA Implementos e Participacoes Preference Shares (a)	253,365	351,763
Restoque Comercio e Confeccoes de Roupas SA (a)	16,648	169,332
Santos Brasil Participacoes SA (a)	165,928	102,163
Sao Martinho SA	55,491	288,069
Ser Educacional SA (b)	54,338	401,805
SLC Agricola SA	74,991	477,570
Smiles SA	36,261	660,813
Sul America SA	107,323	573,340
TOTVS SA	48,259	439,294
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	74,118	331,302
Via Varejo SA	117,231	384,961

		22,493,196

CHILE — 1.7%
Banmedica SA	59,968	146,960
CAP SA	29,218	233,304
Engie Energia Chile SA	188,516	344,035
Inversiones Aguas Metropolitanas SA	529,011	894,677
Inversiones La Construccion SA	48,372	599,159
Parque Arauco SA	601,317	1,511,604
Ripley Corp. SA	1,105,627	841,788
Salfacorp SA	510,410	576,526
SMU SA (a)	2,090,346	528,306
Sociedad Matriz SAAM SA	7,836,868	719,168
SONDA SA	80,981	132,596
Vina Concha y Toro SA	604,160	932,700

		7,460,823

CHINA — 14.5%
21Vianet Group, Inc. ADR (a) (c)	41,984	210,760
361 Degrees International, Ltd.	899,000	330,513
500.com, Ltd. Class A, ADR (a) (c)	9,412	102,497
51job, Inc. ADR (a)	24,144	1,079,961
Anton Oilfield Services Group (a)	1,038,000	97,066
Autohome, Inc. ADR (a) (c)	30,002	1,360,891
AVIC International Holding HK, Ltd. (a)	1,798,000	89,826
Baozun, Inc. ADR (a) (c)	21,198	469,960
BeiGene, Ltd. ADR (a)	18,420	828,900
Beijing Capital Land, Ltd. Class H	1,096,400	521,062
Beijing North Star Co., Ltd. Class H	600,000	253,636
Bitauto Holdings, Ltd. ADR (a) (c)	24,991	718,491
Boer Power Holdings, Ltd. (a)	106,000	34,218
Boshiwa International Holding, Ltd. (a) (c) (d)	1,843,000	—
Boyaa Interactive International, Ltd. (a)	820,000	352,939

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

BYD Electronic International Co., Ltd.	426,500	$845,739
Central China Securities Co., Ltd. Class H (c)	469,000	222,291
Chaowei Power Holdings, Ltd.	533,000	314,074
Cheetah Mobile, Inc. ADR (a) (c)	19,667	212,010
China Aerospace International Holdings, Ltd.	1,192,000	151,167
China Aircraft Leasing Group Holdings, Ltd.	93,500	108,993
China Animal Healthcare, Ltd. (a) (c) (d)	1,059,700	—
China Assurance Finance Group, Ltd. (a)	735,000	81,913
China BlueChemical, Ltd. Class H	886,000	209,967
China Distance Education Holdings, Ltd. ADR	33,717	300,756
China Dongxiang Group Co., Ltd.	3,992,000	710,807
China Electronics Corp. Holdings Co., Ltd.	166,000	26,368
China Energine International Holdings, Ltd. (a)	690,000	55,685
China Fangda Group Co., Ltd. Class B	212,450	131,719
China Foods, Ltd.	686,000	290,870
China Forestry Holdings Co., Ltd. (a) (c) (d)	1,642,000	—
China Greenland Broad Greenstate Group Co., Ltd. (c)	520,000	122,565
China Harmony New Energy Auto Holding, Ltd. (a)	409,500	195,663
China Hongxing Sports, Ltd. (a) (c) (d)	4,758,000	—
China Huarong Energy Co., Ltd. (a) (c)	378,100	16,225
China Huiyuan Juice Group, Ltd. (a)	1,326,400	416,281
China Lesso Group Holdings, Ltd.	928,000	713,256
China Lilang, Ltd.	908,000	604,833
China Logistics Property Holdings Co., Ltd. (a) (c)	848,000	267,225
China Maple Leaf Educational Systems, Ltd.	410,000	335,082
China Modern Dairy Holdings, Ltd. (a) (c)	2,244,000	445,555
China National Materials Co., Ltd.	1,191,000	398,198
China Overseas Grand Oceans Group, Ltd.	712,000	380,332
China Pioneer Pharma Holdings, Ltd.	438,000	143,635
China Power New Energy Development Co., Ltd.	490,000	312,588
China Rare Earth Holdings, Ltd. (a)	1,694,400	103,099
China Resources Phoenix Healthcare Holdings Co., Ltd. (c)	573,500	705,998
China SCE Property Holdings, Ltd.	2,139,800	973,079
China Shanshui Cement Group, Ltd. (a) (c) (d)	1,224,000	58,798
China Shengmu Organic Milk, Ltd. (a) (b) (c)	1,587,000	317,138
China Shineway Pharmaceutical Group, Ltd.	342,000	346,098
China Silver Group, Ltd.	966,000	176,954
China Singyes Solar Technologies Holdings, Ltd. (a) (c)	508,600	213,045

China Suntien Green Energy Corp., Ltd. Class H	1,475,000	266,414
China Travel International Investment Hong Kong, Ltd.	3,166,000	912,515
China Yongda Automobiles Services Holdings, Ltd. (c)	173,646	176,839
China Yurun Food Group, Ltd. (a) (c)	997,000	131,546
China ZhengTong Auto Services Holdings, Ltd.	668,500	535,214
Chinasoft International, Ltd. (a)	1,718,000	911,108
Chongqing Iron & Steel Co., Ltd. Class H (a)	524,000	77,193
CITIC Resources Holdings, Ltd. (c)	3,085,000	339,860
CITIC Telecom International Holdings, Ltd.	821,000	262,924
Colour Life Services Group Co., Ltd. (a)	553,000	327,275
Consun Pharmaceutical Group, Ltd.	470,600	365,318
Coolpad Group, Ltd. (a) (e)	2,353,600	217,076
CT Environmental Group, Ltd. (c)	3,025,900	527,157
Dah Chong Hong Holdings, Ltd.	614,000	281,577
Eastern Communications Co., Ltd. Class B	50,374	30,930
Fang Holdings, Ltd. ADR (a) (c)	156,864	581,965
Fanhua, Inc. ADR (c)	47,530	406,857
First Tractor Co., Ltd. Class H	574,500	289,220
Foshan Electrical and Lighting Co., Ltd. Class B	92,600	72,714
Fu Shou Yuan International Group, Ltd.	1,340,000	808,485
Fufeng Group, Ltd. (a)	878,600	472,701
Future Land Holdings Co., Ltd. Class A (f)	531,529	1,453,580
Fuyao Glass Industry Group Co., Ltd. Class H (b)	493,600	1,890,570
Goodbaby International Holdings, Ltd.	586,000	243,214
Grand Baoxin Auto Group, Ltd. (a) (c)	444,601	213,574
Greatview Aseptic Packaging Co., Ltd.	902,048	562,736
Greentown China Holdings, Ltd. (c)	696,500	767,301
Guangdong Land Holdings, Ltd. (a)	1,194,000	252,368
Guorui Properties, Ltd.	1,015,000	305,549
Harbin Electric Co., Ltd. Class H	1,078,000	544,078
Health and Happiness H&H International Holdings, Ltd. (a) (c)	140,000	354,374
Hilong Holding, Ltd.	1,026,100	177,447
Hisense Kelon Electrical Holdings Co., Ltd. Class H	250,000	425,930
HNA Holding Group Co., Ltd. (a) (c)	3,574,000	148,794
Hollysys Automation Technologies, Ltd.	41,750	693,467
Honghua Group, Ltd. (a)	2,414,000	216,462
Huadian Energy Co., Ltd. Class B (a)	215,100	105,184
Huangshan Tourism Development Co., Ltd. Class B	398,761	636,821
Huayi Tencent Entertainment Co., Ltd. (a) (c)	2,730,000	115,405
Huiyin Smart Community Co., Ltd. (a)	76,210	5,174
Inner Mongolia Eerduosi Resourses Co., Ltd. Class B	143,400	136,087
JA Solar Holdings Co., Ltd. ADR (a)	57,923	367,811

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Jiangnan Group, Ltd.	498,000	$43,379
JinkoSolar Holding Co., Ltd. ADR (a) (c)	21,040	437,632
Jumei International Holding, Ltd. ADR (a)	42,230	89,950
Kama Co., Ltd. Class B (a)	265,300	257,872
Kandi Technologies Group, Inc. (a) (c)	39,990	177,955
Kangda International Environmental Co., Ltd. (a) (b)	1,688,200	339,524
Kingdee International Software Group Co., Ltd. (a)	1,088,000	452,959
Launch Tech Co., Ltd. Class H (a)	77,000	96,762
Leyou Technologies Holdings, Ltd. (a)	884,200	222,000
Li Ning Co., Ltd. (a)	1,950,749	1,484,343
Lifetech Scientific Corp. (a)	1,038,000	245,989
Lonking Holdings, Ltd.	2,139,000	671,310
Luoyang Glass Co., Ltd. Class H (a) (c)	424,000	235,180
Maoye International Holdings, Ltd.	1,474,000	154,831
Nanjing Panda Electronics Co., Ltd. Class H	128,000	70,014
Noah Holdings, Ltd. ADS (a) (c)	40,460	1,159,179
NQ Mobile, Inc. Class A, ADR (a) (c)	54,719	186,045
Orient Securities Co., Ltd. Class H (b)	1,081,200	1,033,216
Ourgame International Holdings, Ltd. (a) (c)	155,000	42,689
Ozner Water International Holding, Ltd. (a) (b) (c)	1,165,000	241,762
Pacific Online, Ltd.	824,100	163,628
Parkson Retail Group, Ltd. (c)	2,550,000	408,316
Poly Culture Group Corp., Ltd. Class H	147,500	348,039
Poly Property Group Co., Ltd. (a)	1,859,000	816,808
PW Medtech Group, Ltd. (a)	2,238,000	473,032
Real Gold Mining, Ltd. (a) (c) (d)	251,500	—
Renren, Inc. ADR (a)	21,108	128,548
Shandong Airlines Co., Ltd. Class B	206,100	418,196
Shandong Molong Petroleum Machinery Co., Ltd. Class H (a)	237,600	34,089
Shandong Zhonglu Oceanic Fisheries Co., Ltd. Class B (a)	90,900	57,872
Shang Gong Group Co., Ltd. Class B (a)	122,400	118,973
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B (a)	153,900	103,729
Shanghai Diesel Engine Co., Ltd. Class B Shanghai Fudan-Zhangjiang	362,060	283,493
Bio-Pharmaceutical Co., Ltd. Class H (c)	438,000	256,411
Shanghai Greencourt Investment Group Co., Ltd. Class B (a)	461,900	256,816
Shanghai Haixin Group Co. Class B	608,008	392,773
Shanghai Highly Group Co., Ltd. Class B	141,000	106,737
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	952,000	297,559
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	114,400	160,274
Shanghai Jinjiang International Travel Co., Ltd. Class B	64,800	187,272
Shanghai Potevio Co., Ltd. Class B (a)	79,800	60,887

Shanghai Shibei Hi-Tech Co., Ltd. Class B	239,000	127,387
Shenguan Holdings Group, Ltd. (a)	1,614,010	102,343
Shenwan Hongyuan HK, Ltd.	115,000	44,342
Shenzhen China Bicycle Co. Holdings, Ltd. Class B (a)	229,100	96,260
Shenzhen Chiwan Petroleum Class B (a)	21,900	59,446
Shenzhen SEG Co., Ltd. Class B	148,700	75,431
Shougang Concord International Enterprises Co., Ltd. (a)	8,460,000	266,595
Shougang Fushan Resources Group, Ltd.	2,762,000	513,024
Shunfeng International Clean Energy, Ltd. (a) (c)	1,333,300	75,150
Sichuan Expressway Co., Ltd. Class H	1,450,000	596,238
Silergy Corp.	24,000	462,327
Sinofert Holdings, Ltd. (a) (c)	1,418,000	179,828
Sinopec Kantons Holdings, Ltd.	560,000	309,180
Sinosoft Technology Group, Ltd. (c)	644,200	199,702
Sinotrans Shipping, Ltd. (c)	1,924,500	485,658
Sinotruk Hong Kong, Ltd.	495,000	359,530
Sinovac Biotech, Ltd. (a)	39,228	264,789
SITC International Holdings Co., Ltd.	1,209,000	950,914
Sohu.com, Inc. (a)	27,463	1,237,483
Springland International Holdings, Ltd.	1,201,000	236,925
Sun King Power Electronics Group	685,000	152,681
Tarena International, Inc. ADR	11,424	204,604
Tian Ge Interactive Holdings, Ltd. (b)	657,000	467,936
Tiangong International Co., Ltd.	1,520,000	132,403
Tianjin Capital Environmental Protection Group Co., Ltd. Class H	450,000	298,023
Tianjin Development Holdings, Ltd.	740,000	413,299
Tianjin Port Development Holdings, Ltd.	3,614,000	601,836
Tianjin Tianhai Investment Co., Ltd. Class B (a)	412,500	208,725
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd.	128,600	117,669
Tianneng Power International, Ltd.	876,000	719,297
Tuniu Corp. ADR (a) (c)	49,649	398,681
V1 Group, Ltd. (a) (c)	2,026,999	66,212
Virscend Education Co., Ltd. (b)	918,000	667,940
West China Cement, Ltd. (a) (c)	2,328,000	351,894
Wisdom Sports Group (a) (c)	1,107,000	192,856
Xiamen International Port Co., Ltd. Class H	498,000	92,500
Xinhua Winshare Publishing and Media Co., Ltd. Class H	460,000	385,963
Yestar Healthcare Holdings Co., Ltd. (c)	1,512,200	770,972
YuanShengTai Dairy Farm, Ltd. (a)	4,709,000	223,191
Yuexiu Property Co., Ltd.	3,908,000	665,813
Yuexiu Transport Infrastructure, Ltd.	1,038,549	745,009
YY, Inc. ADR (a)	21,185	1,229,366
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	218,200	111,246
Zhonglu Co., Ltd. Class B	91,200	106,613
Zhongsheng Group Holdings, Ltd.	500,000	932,562

		64,585,426

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COLOMBIA — 0.0% (g)
Avianca Holdings SA Preference Shares	185,763	$150,188

CYPRUS — 0.2%
Globaltrans Investment PLC GDR	99,235	754,186

CZECH REPUBLIC — 0.4%
Moneta Money Bank A/S (b)	237,540	794,675
Philip Morris CR A/S	1,467	966,880

		1,761,555

EGYPT — 0.7%
Arab Cotton Ginning	380,780	99,608
Citadel Capital SAE (a)	494,355	21,826
Eastern Tobacco	41,428	646,044
Egypt Kuwait Holding Co. SAE	531,180	339,955
Egyptian Financial Group-Hermes Holding Co.	384,933	518,767
ElSewedy Electric Co.	101,880	528,123
Ezz Steel (a)	364,797	420,966
Juhayna Food Industries (a)	453,475	195,455
Orascom Telecom Media And Technology Holding SAE	2,881,578	106,548
Sidi Kerir Petrochemicals Co.	124,058	113,240
Six of October Development & Investment (a)	410,483	323,267

		3,313,799

GREECE — 2.4%
Aegean Airlines SA	49,891	472,296
Aegean Marine Petroleum Network, Inc.	20,929	122,435
Costamare, Inc.	29,282	214,051
Diana Shipping, Inc. (a)	62,888	255,325
Ellaktor SA (a)	92,074	152,272
Eurobank Ergasias SA (a)	1,053,596	1,177,645
FF Group (a)	23,122	564,356
Grivalia Properties REIC AE	35,701	372,577
Hellenic Exchanges - Athens Stock Exchange SA	71,213	461,341
Holding Co. ADMIE IPTO SA (a)	59,234	151,333
JUMBO SA	68,640	1,252,598
Metka Industrial - Construction SA	21,928	204,832
Motor Oil Hellas Corinth Refineries SA	38,340	833,906
Mytilineos Holdings SA (a)	66,175	623,431
National Bank of Greece SA (a)	2,954,436	1,122,104
Piraeus Bank SA (a)	3,377,462	828,215
Public Power Corp. SA (a)	59,234	147,955
Star Bulk Carriers Corp. (a)	17,874	175,701
StealthGas, Inc. (a)	40,302	130,982
Titan Cement Co. SA	29,204	825,055
Tsakos Energy Navigation, Ltd.	99,819	479,131

		10,567,541

HONG KONG — 2.6%
Ajisen China Holdings, Ltd.	614,000	248,543
Anxin-China Holdings, Ltd. (a) (d)	2,248,000	—
Asia Resources Holdings, Ltd. (a)	744,626	11,542
Beijing Enterprises Clean Energy Group, Ltd. (a)	8,748,400	206,202
Beijing Enterprises Medical & Health Group, Ltd. (a)	2,063,600	128,207

BEP International Holdings, Ltd.	3,290,000	105,362
Carnival Group International Holdings, Ltd. (a) (c)	3,440,000	317,276
CGN Meiya Power Holdings Co., Ltd. (a) (b)	400,000	54,826
China All Access Holdings, Ltd. (c)	886,000	251,961
China Animation Characters Co., Ltd.	665,000	272,595
China Beidahuang Industry Group Holdings, Ltd. Class A (a)	1,978,400	98,838
China Chengtong Development Group, Ltd. (a)	1,608,000	98,872
China Finance Investment Holdings, Ltd. (a) (c)	586,232	2,253
China Financial International Investments, Ltd. (a)	2,610,000	100,302
China First Capital Group, Ltd. (a)	1,406,000	527,715
China High Precision Automation Group, Ltd. (a) (d) (e)	1,226,000	—
China High Speed Transmission Equipment Group Co., Ltd. (c)	797,000	872,913
China Lumena New Materials Corp. (a) (c) (d)	4,181,298	—
China Metal Recycling Holdings, Ltd. (a) (c) (d)	693,675	—
China Minsheng Drawin Technology Group, Ltd. (a) (c)	1,480,000	40,951
China NT Pharma Group Co., Ltd.	415,400	89,929
China Nuclear Energy Technology Corp., Ltd. (a)	438,000	90,333
China Oil & Gas Group, Ltd.	4,388,000	297,913
China Overseas Property Holdings, Ltd. (c)	641,232	124,855
China Properties Investment Holdings, Ltd. (a)	4,505,575	32,898
China Public Procurement, Ltd. (a)	2,668,000	8,886
China Soft Power Technology Holdings, Ltd. (a) (c)	1,736,000	41,585
Comba Telecom Systems Holdings, Ltd.	1,020,575	137,272
Concord New Energy Group, Ltd.	7,420,000	308,911
Dawnrays Pharmaceutical Holdings, Ltd.	620,000	403,461
Digital China Holdings, Ltd. (a)	594,000	457,306
Glorious Property Holdings, Ltd. (a)	1,775,000	193,270
Golden Meditech Holdings, Ltd. (a)	644,000	91,570
Greater China Financial Holdings, Ltd. (a)	1,560,300	30,181
Hengdeli Holdings, Ltd. (a)	1,928,400	172,918
Hi Sun Technology China, Ltd. (a)	1,056,000	182,618
Hua Han Health Industry Holdings, Ltd. (a) (c) (d)	2,414,560	122,948
Huabao International Holdings, Ltd. (a)	1,234,000	736,627
Huajun Holdings, Ltd. (a)	748,000	51,742
Ju Teng International Holdings, Ltd.	875,500	358,883
MIE Holdings Corp. (a)	1,802,754	157,033
Munsun Capital Group, Ltd. (a)	2,402,000	26,769
National Agricultural Holdings, Ltd. (a) (e)	396,000	60,365
Neo Telemedia, Ltd.	4,292,000	162,191

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

NetDragon Websoft Holdings, Ltd. (c)	229,500	$598,265
NewOcean Energy Holdings, Ltd. (a)	1,038,000	317,791
Pou Sheng International Holdings, Ltd.	1,036,000	185,795
Qianhai Health Holdings, Ltd. (a)	849,005	8,157
Real Nutriceutical Group, Ltd. (a)	1,046,000	49,577
SSY Group, Ltd.	1,753,562	716,569
Suncorp Technologies, Ltd. (a)	7,540,000	24,147
Tech Pro Technology Development, Ltd. (a)	6,035,100	82,721
Tibet Water Resources, Ltd. (a) (c)	1,756,000	686,074
Tongfang Kontafarma Holdings, Ltd. (a)	363,553	22,820
United Laboratories International Holdings, Ltd. (a) (c)	876,500	578,237
Universal Medical Financial & Technical Advisory Services Co., Ltd. (b) (c)	331,400	264,901
Vision Values Holdings, Ltd. (a)	120,000	6,764
Wasion Group Holdings, Ltd. (c)	687,000	315,935
Zhidao International Holdings, Ltd. (a)	1,050,000	55,147

		11,591,722

HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	309,967	539,849

INDIA — 13.4%
Abbott India, Ltd.	959	63,392
Adani Enterprises, Ltd. (a)	158,156	324,448
Adani Power, Ltd. (a)	750,295	345,911
Aditya Birla Fashion and Retail, Ltd. (a)	160,242	429,874
AIA Engineering, Ltd.	31,647	683,149
Amtek Auto, Ltd. (a)	195,634	98,063
Apollo Tyres, Ltd.	320,408	1,193,150
Arvind, Ltd.	165,979	924,039
Bajaj Corp., Ltd.	38,946	229,775
Bajaj Hindusthan Sugar, Ltd. (a)	895,360	202,932
Balkrishna Industries, Ltd.	36,044	927,399
Balrampur Chini Mills, Ltd.	352,818	824,220
Bata India, Ltd.	97,075	806,862
Bharat Financial Inclusion, Ltd. (a)	97,823	1,090,638
Blue Dart Express, Ltd.	4,551	331,576
CARE Ratings, Ltd.	12,994	322,320
Ceat, Ltd. (a)	4,616	128,187
CESC, Ltd.	104,397	1,402,808
CG Power and Industrial Solutions, Ltd. (a)	502,409	638,140
Chennai Super Kings Cricket, Ltd. (a) (d)	418,560	—
Coromandel International, Ltd.	142,659	926,083
Crompton Greaves Consumer Electricals, Ltd. (a)	401,416	1,406,314
Cyient, Ltd.	34,535	271,258
Dalmia Bharat, Ltd. (a)	13,029	497,818
Dewan Housing Finance Corp., Ltd.	223,052	1,508,696
Dish TV India, Ltd. (a)	540,633	669,963
Dr Lal PathLabs, Ltd. (b)	10,626	128,548
eClerx Services, Ltd.	14,204	290,475
Edelweiss Financial Services, Ltd.	287,909	852,758
Eros International Media, Ltd. (a)	996	3,321
FAG Bearings India, Ltd.	1,989	136,874
Federal Bank, Ltd.	1,112,387	1,942,106
Force Motors, Ltd. (a)	191	12,457

Fortis Healthcare, Ltd. (a)	214,255	536,984
Gateway Distriparks, Ltd.	175,360	699,405
GE T&D India, Ltd.	12,271	65,116
GMR Infrastructure, Ltd. (a)	1,289,891	392,131
Godfrey Phillips India, Ltd.	5,578	108,699
Gujarat Pipavav Port, Ltd.	200,462	463,648
Hexaware Technologies, Ltd.	204,882	767,862
Housing Development & Infrastructure, Ltd. (a)	332,859	438,491
IDFC, Ltd. (a)	828,371	708,064
IFCI, Ltd. (a)	920,524	345,352
India Cements, Ltd.	373,498	1,141,513
Indiabulls Real Estate, Ltd. (a)	423,876	1,312,204
Indian Bank	44,335	193,767
Indian Hotels Co., Ltd.	560,383	1,159,996
Info Edge India, Ltd.	79,080	1,265,219
Ipca Laboratories, Ltd. (a)	63,439	483,319
IRB Infrastructure Developers, Ltd.	197,019	637,349
Jain Irrigation Systems, Ltd.	271,766	432,009
Jaiprakash Associates, Ltd. (a)	778,828	262,672
Jammu & Kashmir Bank, Ltd.	400,676	527,829
Jindal Steel & Power, Ltd. (a)	278,775	531,349
JSW Energy, Ltd.	240,200	238,017
Jubilant Foodworks, Ltd.	50,705	742,405
Jubilant Life Sciences, Ltd.	50,474	534,628
Just Dial, Ltd. (a)	46,923	269,832
Jyothy Laboratories, Ltd.	36,489	200,912
Kajaria Ceramics, Ltd.	38,904	400,461
KPIT Technologies, Ltd.	223,411	424,269
Mahindra CIE Automotive, Ltd. (a)	87,881	331,470
MakeMyTrip, Ltd. (a)	33,868	1,136,271
Manappuram Finance, Ltd.	261,028	395,555
Marksans Pharma, Ltd.	517,254	327,698
McLeod Russel India, Ltd.	118,039	317,206
Mindtree, Ltd.	79,673	652,052
Monsanto India, Ltd.	2,323	98,517
Mphasis, Ltd.	79,649	738,729
Muthoot Finance, Ltd.	85,839	604,442
Natco Pharma, Ltd.	79,689	1,234,956
National Aluminium Co., Ltd.	277,961	278,445
NCC, Ltd.	251,588	339,797
PC Jeweller, Ltd.	15,572	117,963
Persistent Systems, Ltd.	25,834	272,638
Pfizer, Ltd.	5,495	153,609
PI Industries, Ltd.	33,931	439,640
Prestige Estates Projects, Ltd. (a)	58,912	230,635
PTC India, Ltd.	401,839	600,233
PVR, Ltd.	18,352	399,918
Rajesh Exports, Ltd.	143,392	1,529,478
RBL Bank, Ltd. (a) (b)	53,798	422,602
Redington India, Ltd.	214,418	434,392
Reliance Capital, Ltd.	120,113	1,195,973
Reliance Communications, Ltd. (a)	1,010,001	335,951
Reliance Defence and Engineering, Ltd. (a)	333,353	312,531
Rolta India, Ltd. (a)	222,350	176,986
Sadbhav Engineering, Ltd.	51,060	246,502
Sintex Industries, Ltd.	455,415	169,801
Sintex Plastics Technology, Ltd. (a) (e)	455,415	602,053

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

SKF India, Ltd.	13,825	$334,901
Strides Shasun, Ltd.	61,771	956,178
Sun Pharma Advanced Research Co., Ltd. (a)	113,442	534,939
Supreme Industries, Ltd.	23,304	442,663
Suzlon Energy, Ltd. (a)	1,504,484	436,420
Symphony, Ltd.	19,758	415,976
Tata Elxsi, Ltd.	8,729	214,007
Tata Global Beverages, Ltd.	443,191	1,032,941
Thermax, Ltd.	57,010	825,901
Torrent Power, Ltd.	104,065	286,013
Union Bank of India (a)	74,795	170,563
Unitech, Ltd. (a)	1,780,594	163,907
Vakrangee, Ltd.	180,569	1,203,467
Videocon d2h, Ltd. ADR (a)	33,307	324,410
Videocon Industries, Ltd. (a)	133,034	43,427
Voltas, Ltd.	178,178	1,260,443
WABCO India, Ltd.	4,494	383,569
Welspun Corp., Ltd.	206,458	343,844
Welspun India, Ltd.	125,978	161,182
Whirlpool of India, Ltd. (a)	28,618	504,000
WNS Holdings, Ltd. ADR (a)	31,162	1,070,726

		60,102,576

INDONESIA — 2.9%
Adhi Karya Persero Tbk PT	1,020,091	164,562
AKR Corporindo Tbk PT	1,740,500	852,130
Alam Sutera Realty Tbk PT	16,646,400	397,190
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,419,400	567,014
Bank Tabungan Negara Persero Tbk PT	4,140,186	807,690
Blue Bird Tbk PT	652,405	235,458
Bumitama Agri, Ltd.	309,700	168,700
Ciputra Development Tbk PT	10,580,499	928,845
Eagle High Plantations Tbk PT (a)	2,579,400	47,224
Gajah Tunggal Tbk PT (a)	1,844,400	156,381
Garuda Indonesia Persero Tbk PT (a)	8,876,600	231,781
Global Mediacom Tbk PT	897,000	39,037
Indo Tambangraya Megah Tbk PT	136,135	176,712
Intiland Development Tbk PT	5,503,200	173,427
Japfa Comfeed Indonesia Tbk PT	5,148,000	525,326
Kawasan Industri Jababeka Tbk PT	25,474,884	623,134
Link Net Tbk PT	1,606,900	623,951
Lippo Cikarang Tbk PT (a)	248,600	76,664
Lippo Karawaci Tbk PT	10,753,000	532,506
Matahari Putra Prima Tbk PT (a)	2,473,500	129,916
Medco Energi Internasional Tbk PT (a)	1,585,000	272,343
Media Nusantara Citra Tbk PT	4,041,400	557,957
Mitra Adiperkasa Tbk PT	897,000	457,670
MNC Investama Tbk PT (a)	11,686,700	103,473
Modernland Realty Tbk PT (a)	5,536,100	112,155
Pembangunan Perumahan Persero Tbk PT	3,936,198	927,380
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,858,400	293,829
Semen Baturaja Persero Tbk PT	1,394,000	333,660
Siloam International Hospitals Tbk PT (a)	1,015,475	860,992
Surya Semesta Internusa Tbk PT	3,042,400	147,241

Tambang Batubara Bukit Asam Persero Tbk PT	358,400	321,357
Timah Persero Tbk PT	3,693,729	202,320
Wijaya Karya Persero Tbk PT	4,851,936	804,560

		12,852,585

MALAYSIA — 4.7%
Aeon Co. M Bhd	937,600	489,260
Alliance Financial Group Bhd	505,700	453,553
Berjaya Corp. Bhd (a)	3,801,267	301,080
Berjaya Sports Toto Bhd	1,079,358	636,152
Bermaz Auto Bhd	587,660	275,167
Boustead Holdings Bhd	1,037,857	635,869
Bumi Armada Bhd (a)	462,800	81,937
Bursa Malaysia Bhd	456,673	1,127,680
Cahya Mata Sarawak Bhd	408,900	382,929
Carlsberg Brewery Malaysia Bhd Class B	87,400	305,406
Datasonic Group Bhd	695,600	200,935
Dialog Group Bhd	3,482,800	1,557,773
DRB-Hicom Bhd	994,300	412,299
Eastern & Oriental Bhd	1,197,552	474,261
Evergreen Fibreboard Bhd (a)	232,650	45,526
Gas Malaysia Bhd	321,500	224,686
Hartalega Holdings Bhd	485,600	834,852
Heineken Malaysia Bhd	90,100	388,303
IGB Real Estate Investment Trust	515,400	211,316
Inari Amertron Bhd	1,315,386	646,562
Karex Bhd	289,500	114,649
KNM Group Bhd (a)	3,335,406	202,021
KPJ Healthcare Bhd	860,893	846,323
Lafarge Malaysia Bhd	104,400	134,980
Magnum Bhd	1,245,900	502,116
Malaysian Resources Corp. Bhd (a)	1,502,900	483,152
Media Prima Bhd	1,402,700	307,162
My EG Services Bhd	1,707,350	871,046
OSK Holdings Bhd	991,500	374,181
Padini Holdings Bhd	516,100	423,205
Pavilion Real Estate Investment Trust	713,800	292,660
Pos Malaysia Bhd	632,400	780,804
Press Metal Bhd (e)	1,747,260	1,090,855
QL Resources Bhd	87,800	101,041
Silverlake Axis, Ltd.	845,900	359,408
Sunway Bhd	110,000	100,451
Sunway Real Estate Investment Trust	2,086,300	865,110
TIME dotCom Bhd	52,400	118,407
Top Glove Corp. Bhd	797,000	1,067,581
UEM Sunrise Bhd	292,700	81,824
UMW Holdings Bhd (a)	256,900	357,284
UOA Development Bhd	1,339,800	795,893
WCT Holdings Bhd	1,278,789	613,678
Yinson Holdings Bhd	476,700	406,444

		20,975,821

MEXICO — 2.3%
Asesor de Activos Prisma SAPI de CV (a)	357,750	240,348
Axtel SAB de CV (a) (c)	1,517,359	316,051
Banregio Grupo Financiero SAB de CV	170,012	1,079,920
Bolsa Mexicana de Valores SAB de CV	528,951	927,284

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Concentradora Fibra Hotelera Mexicana SA de CV	314,129	$239,158
Concentradora Hipotecaria SAPI de CV REIT	489,159	613,484
Consorcio ARA SAB de CV Series	1,693,858	566,187
Controladora Vuela Cia de Aviacion SAB de CV Class A (a) (c)	705,180	1,034,408
Corp. Inmobiliaria Vesta SAB de CV	338,880	502,336
Credito Real SAB de CV SOFOM ER	191,356	298,668
Genomma Lab Internacional SAB de CV Class B (a)	458,292	591,483
Grupo Aeromexico SAB de CV (a)	153,507	317,874
Grupo GICSA SA de CV (a)	311,426	226,776
Hoteles City Express SAB de CV (a)	124,046	160,097
Industrias CH SAB de CV Series B (a)	32,037	159,833
Macquarie Mexico Real Estate Management SA de CV REIT (a)	571,915	678,408
Megacable Holdings SAB de CV	188,245	762,767
PLA Administradora Industrial S de RL de CV (a)	339,070	625,883
Prologis Property Mexico SA de CV REIT	216,187	413,150
Qualitas Controladora SAB de CV	134,548	224,275
TV Azteca SAB de CV (c)	1,300,905	219,935
Vitro SAB de CV Series A	28,246	119,009

		10,317,334

MONACO — 0.2% (g)
GasLog, Ltd.	48,589	740,982
Navios Maritime Holdings, Inc. (a) (c)	39,145	53,629

		794,611

PERU — 0.7%
Alicorp SAA	409,151	1,025,871
Ferreycorp SAA	1,836,185	1,023,716
Grana y Montero SAA (a)	285,419	189,898
InRetail Peru Corp. (b)	36,433	637,578
Volcan Cia Minera SAA Class B	589,944	150,825

		3,027,888

PHILIPPINES — 1.2%
Belle Corp.	2,548,400	193,428
Bloomberry Resorts Corp. (a)	2,402,300	440,374
Cebu Air, Inc.	396,158	768,606
CEMEX Holdings Philippines, Inc. (a) (b)	3,807,305	535,709
Cosco Capital, Inc.	5,248,300	821,672
D&L Industries, Inc.	2,824,400	672,796
First Gen Corp.	881,200	330,057
First Philippine Holdings Corp.	292,400	405,628
Manila Water Co., Inc.	964,800	593,679
Nickel Asia Corp.	1,328,700	168,523
Philex Mining Corp.	1,077,300	192,146
Rizal Commercial Banking Corp.	359,180	416,410
SM Prime Holdings, Inc.	1	1

		5,539,029

POLAND — 3.6%
Alior Bank SA (a)	92,815	1,545,540
Alumetal SA	11,528	192,739
AmRest Holdings SE (a)	6,236	596,980

Asseco Poland SA	84,958	1,117,332
Bank Millennium SA (a)	403,915	811,468
Boryszew SA (a)	80,445	246,869
CCC SA	13,570	823,356
CD Projekt SA	53,427	1,239,614
Ciech SA	49,185	809,736
Emperia Holding SA (a)	25,793	591,216
Eurocash SA	79,991	668,695
Fabryki Mebli Forte SA	8,520	189,203
Getin Noble Bank SA (a)	160,002	60,837
Globe Trade Centre SA	348,242	910,915
Grupa Azoty SA	26,280	448,595
Grupa Kety SA	5,955	698,548
Grupa Lotos SA (a)	100,057	1,376,077
Inter Cars SA	3,633	302,725
Jastrzebska Spolka Weglowa SA (a)	39,002	777,979
KRUK SA	12,056	1,001,334
Lubelski Wegiel Bogdanka SA (a)	9,763	175,736
Netia SA	476,708	530,918
Orange Polska SA (a)	500,409	692,257
PKP Cargo SA (a)	13,345	217,720
Synthos SA	177,457	232,092

		16,258,481

QATAR — 0.4%
Al Meera Consumer Goods Co. QSC	12,221	454,398
Gulf Warehousing Co.	8,332	109,260
Mannai Corp. QSC	13,947	276,242
Medicare Group	11,153	249,849
Qatar First Bank (a)	142,461	300,459
Salam International Investment, Ltd. QSC	92,945	234,876

		1,625,084

RUSSIA — 1.2%
Aeroflot-Russian Airlines PJSC (a)	504,491	1,658,548
DIXY Group PJSC (a)	26,446	95,979
Etalon Group, Ltd. GDR	55,150	198,264
Exillon Energy PLC (a)	72,322	126,588
LSR Group PJSC GDR	175,762	500,922
M.Video PJSC (a)	52,258	345,984
Mechel PJSC ADR (a)	79,743	369,210
QIWI PLC ADR (c)	34,764	857,975
Ros Agro PLC GDR	12,324	143,575
TCS Group Holding PLC GDR	60,633	697,279
TMK PJSC GDR	53,044	281,133

		5,275,457

SINGAPORE — 0.4%
Asian Pay Television Trust	737,100	305,151
SIIC Environment Holdings, Ltd.	1,043,460	394,087
Yanlord Land Group, Ltd.	801,500	1,021,631

		1,720,869

SOUTH AFRICA — 5.2%
Adcock Ingram Holdings, Ltd.	180,880	815,875
Advtech, Ltd.	179,822	244,978
AECI, Ltd.	83,806	679,786
African Rainbow Minerals, Ltd.	63,050	405,705
Alexander Forbes Group Holdings, Ltd.	447,784	237,519
ArcelorMittal South Africa, Ltd. (a)	254,094	102,782

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Arrowhead Properties, Ltd. Class A	687,210	$458,927
Assore, Ltd.	24,976	371,442
Attacq, Ltd. (a)	215,038	278,511
Aveng, Ltd. (a)	361,082	161,216
Balwin Properties, Ltd.	63,439	32,294
Barloworld, Ltd.	94,447	784,265
Coronation Fund Managers, Ltd.	140,580	699,440
Curro Holdings, Ltd. (a) (c)	177,105	598,122
DataTec, Ltd.	276,031	1,269,290
Emira Property Fund, Ltd. (c)	303,500	321,046
EOH Holdings, Ltd.	71,631	687,745
Famous Brands, Ltd.	35,651	342,837
Grindrod, Ltd. (a)	595,285	502,488
Harmony Gold Mining Co., Ltd.	230,990	382,207
Hosken Consolidated Investments, Ltd.	100,513	1,023,503
Investec, Ltd.	135,306	996,530
JSE, Ltd.	98,799	923,783
KAP Industrial Holdings, Ltd.	382,629	237,418
Lewis Group, Ltd. (c)	177,886	443,273
Montauk Holdings, Ltd.	1	2
Mpact, Ltd.	209,478	448,453
Murray & Roberts Holdings, Ltd.	326,898	326,087
Nampak, Ltd. (a)	351,973	511,472
Net 1 UEPS Technologies, Inc. (a)	44,948	443,187
Northam Platinum, Ltd. (a) (c)	381,123	1,176,602
Omnia Holdings, Ltd.	33,660	336,536
PPC, Ltd. (a)	1,269,633	512,601
Reunert, Ltd.	225,141	1,259,862
SA Corporate Real Estate, Ltd. (c)	2,561,131	1,075,079
Santam, Ltd.	23,593	430,913
Sun International, Ltd.	104,436	439,823
Super Group, Ltd. (a)	375,450	1,057,364
Tongaat Hulett, Ltd.	75,177	668,431
Trencor, Ltd.	48,602	137,210
Vukile Property Fund, Ltd. REIT	319,265	445,911
Wilson Bayly Holmes-Ovcon, Ltd.	80,186	856,725

		23,127,240

TAIWAN — 28.0%
A-DATA Technology Co., Ltd.	227,652	559,027
Ability Enterprise Co., Ltd.	325,141	203,614
AcBel Polytech, Inc.	302,000	234,790
Accton Technology Corp.	474,341	1,210,022
Acer, Inc. (a)	1,613,000	845,738
Adlink Technology, Inc.	114,625	232,114
Advanced Ceramic X Corp.	36,642	445,678
AGV Products Corp. (a)	1,314,414	327,091
Airtac International Group	93,200	1,101,427
Alpha Networks, Inc.	421,513	385,209
Altek Corp.	203,516	167,255
AmTRAN Technology Co., Ltd.	729,717	502,550
Arcadyan Technology Corp.	196,172	331,467
Asia Optical Co., Inc. (a)	204,540	365,106
Asia Polymer Corp.	479,494	298,699
ASPEED Technology, Inc.	17,000	377,778
Aten International Co., Ltd.	170,000	469,428
Basso Industry Corp.	107,800	301,216
BES Engineering Corp.	2,112,356	445,803
Capital Securities Corp.	1,917,730	629,787
Career Technology MFG. Co., Ltd.	248,726	170,478

Casetek Holdings, Ltd.	109,000	365,483
Cathay Real Estate Development Co., Ltd.	798,332	517,000
Center Laboratories, Inc. (a)	169,389	337,998
Chailease Holding Co., Ltd.	430,000	1,198,685
Chang Wah Electromaterials, Inc.	69,419	298,944
Charoen Pokphand Enterprise	318,675	781,498
Cheng Loong Corp.	799,128	376,972
Cheng Uei Precision Industry Co., Ltd.	279,915	384,630
Chicony Electronics Co., Ltd.	262,000	664,043
Chin-Poon Industrial Co., Ltd.	175,000	356,673
China Airlines, Ltd.	508,000	154,137
China Bills Finance Corp.	754,394	373,229
China Chemical & Pharmaceutical Co., Ltd.	530,000	329,290
China Man-Made Fiber Corp.	1,206,899	324,538
China Motor Corp.	725,000	680,432
China Petrochemical Development Corp. (a)	1,319,575	505,360
China Steel Chemical Corp.	159,000	608,925
China Synthetic Rubber Corp.	564,832	601,596
Chipbond Technology Corp.	357,000	549,231
ChipMOS TECHNOLOGIES, Inc. ADR	34,842	688,826
Chlitina Holding, Ltd.	33,678	154,994
Chong Hong Construction Co., Ltd.	242,275	547,150
Chroma ATE, Inc.	270,680	872,013
Chung Hung Steel Corp. (a)	713,239	249,704
Clevo Co.	441,265	396,007
CMC Magnetics Corp. (a)	1,198,788	157,237
Coretronic Corp.	256,652	350,977
CTCI Corp.	619,000	1,054,050
CyberTAN Technology, Inc.	483,210	319,281
D-Link Corp. (a)	917,054	358,742
Darwin Precisions Corp.	698,576	307,722
Dynapack International Technology Corp.	92,000	118,856
E Ink Holdings, Inc.	655,000	609,352
Elan Microelectronics Corp.	487,899	678,439
Elite Material Co., Ltd.	283,782	1,375,998
Elite Semiconductor Memory Technology, Inc.	280,674	340,001
eMemory Technology, Inc.	39,000	509,615
Ennoconn Corp.	38,000	481,558
Epistar Corp. (a)	570,572	526,119
Eternal Materials Co., Ltd.	787,866	883,177
Eva Airways Corp.	1,783,000	882,122
Everlight Chemical Industrial Corp.	520,304	312,148
Everlight Electronics Co., Ltd.	361,503	582,303
Excelsior Medical Co., Ltd.	191,403	305,163
Far Eastern Department Stores, Ltd.	697,490	361,126
Far Eastern International Bank	2,173,575	698,802
Faraday Technology Corp.	252,385	319,007
Farglory Land Development Co., Ltd.	216,464	277,518
Feng Hsin Steel Co., Ltd.	356,270	592,612
Firich Enterprises Co., Ltd. (a)	146,342	216,001
FLEXium Interconnect, Inc.	195,329	735,213
Formosa Taffeta Co., Ltd.	888,000	891,795
Formosan Rubber Group, Inc.	380,011	189,256
FSP Technology, Inc.	287,490	223,509

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Gemtek Technology Corp.	413,234	$402,095
Genius Electronic Optical Co., Ltd. (a)	37,000	372,797
GeoVision, Inc.	113,720	149,720
Gigabyte Technology Co., Ltd.	305,000	411,078
Gigastorage Corp. (a)	379,114	223,082
Ginko International Co., Ltd.	39,000	298,077
Gintech Energy Corp. (a)	462,275	243,143
Global Unichip Corp.	101,669	431,141
Gloria Material Technology Corp.	515,909	341,735
Goldsun Building Materials Co., Ltd.	1,683,041	504,027
Gourmet Master Co., Ltd.	46,200	498,146
Grand Pacific Petrochemical	921,000	641,854
Grape King Bio, Ltd.	113,000	752,219
Great Wall Enterprise Co., Ltd.	798,867	848,238
HannStar Display Corp. (a)	1,804,599	541,617
HannsTouch Solution, Inc. (a)	624,511	206,323
Hey Song Corp.	230,770	254,515
Highwealth Construction Corp.	665,730	1,102,985
Himax Technologies, Inc. ADR (c)	76,418	626,628
Hiwin Technologies Corp.	94,000	635,010
Ho Tung Chemical Corp. (a)	1,406,596	383,785
Hota Industrial Manufacturing Co., Ltd.	104,680	516,174
Huaku Development Co., Ltd. (a)	286,260	660,600
Huang Hsiang Construction Corp.	282,484	390,946
Ibase Technology, Inc.	317,544	620,056
Ichia Technologies, Inc. (a)	177,000	122,189
Iron Force Industrial Co., Ltd.	38,000	186,128
ITE Technology, Inc.	249,887	308,868
Jess-Link Products Co., Ltd.	251,974	251,394
Jih Sun Financial Holdings Co., Ltd.	1,710,422	387,966
KEE TAI Properties Co., Ltd.	916,076	341,797
Kenda Rubber Industrial Co., Ltd.	544,247	864,140
Kerry TJ Logistics Co., Ltd.	180,000	223,964
King Slide Works Co., Ltd.	53,000	743,951
King Yuan Electronics Co., Ltd.	1,092,656	1,118,877
King’s Town Bank Co., Ltd.	1,166,000	1,203,563
Kinpo Electronics	1,104,371	410,236
Kinsus Interconnect Technology Corp.	174,030	461,677
Kuoyang Construction Co., Ltd.	794,527	361,742
Land Mark Optoelectronics Corp.	20,000	228,797
LCY Chemical Corp.	454,862	626,519
Lingsen Precision Industries, Ltd.	736,694	366,894
Long Bon International Co., Ltd.	396,000	205,030
Longwell Co.	294,000	411,716
Lumax International Corp., Ltd.	188,358	364,084
Lung Yen Life Service Corp.	176,000	372,018
Macronix International (a)	2,338,170	1,283,611
Makalot Industrial Co., Ltd.	146,070	705,861
Masterlink Securities Corp.	1,434,329	390,409
Medigen Biotechnology Corp. (a)	83,000	145,155
Mercuries & Associates Holding, Ltd.	492,176	356,755
Merida Industry Co., Ltd.	112,000	600,131
Merry Electronics Co., Ltd.	102,000	633,728
Micro-Star International Co., Ltd.	455,000	1,057,479
Microbio Co., Ltd. (a)	481,723	378,474
MIN AIK Technology Co., Ltd.	138,000	151,746
Mirle Automation Corp.	270,854	366,837
Mitac Holdings Corp.	682,412	871,522
Motech Industries, Inc. (a)	279,885	229,097

Nan Kang Rubber Tire Co., Ltd.	693,204	652,870
Nantex Industry Co., Ltd.	484,766	382,458
Neo Solar Power Corp. (a)	548,758	263,375
Oriental Union Chemical Corp. (a)	652,500	521,228
Pan-International Industrial Corp.	228,539	209,231
Parade Technologies, Ltd.	36,000	442,604
PChome Online, Inc.	58,010	448,138
PharmaEngine, Inc.	55,000	360,700
Phison Electronics Corp.	89,837	1,108,935
Phytohealth Corp. (a)	231,511	220,324
Pixart Imaging, Inc.	99,060	256,931
Portwell, Inc.	161,000	229,168
Powertech Technology, Inc.	530,000	1,635,996
Poya International Co., Ltd.	30,000	380,671
President Securities Corp.	1,196,360	564,358
Primax Electronics, Ltd.	308,000	631,795
Prince Housing & Development Corp.	1,664,996	667,750
Promate Electronic Co., Ltd.	289,000	294,510
Qisda Corp.	1,336,641	1,021,594
Radiant Opto-Electronics Corp.	291,331	648,360
Radium Life Tech Co., Ltd. (a)	884,810	414,482
Realtek Semiconductor Corp.	339,053	1,220,457
Ritek Corp. (a)	1,494,045	259,321
Ruentex Development Co., Ltd. (a)	534,000	602,110
Ruentex Industries, Ltd.	485,000	723,833
Sampo Corp.	796,527	460,844
Sanyang Motor Co., Ltd.	521,945	375,759
ScinoPharm Taiwan, Ltd.	232,135	318,594
Senao International Co., Ltd.	152,911	288,028
Sercomm Corp.	221,000	573,932
Shin Kong No.1 REIT	302,000	139,881
Shinkong Insurance Co., Ltd.	317,841	280,018
Shinkong Synthetic Fibers Corp.	1,923,796	581,819
Sigurd Microelectronics Corp.	604,694	547,644
Silicon Integrated Systems Corp. (a)	890,299	212,770
Silicon Motion Technology Corp. ADR	24,229	1,168,565
Simplo Technology Co., Ltd.	180,129	612,865
Sinbon Electronics Co., Ltd.	346,444	817,708
Sinmag Equipment Corp.	65,726	384,590
Sino-American Silicon Products, Inc.	396,058	587,838
Sinon Corp.	788,662	413,516
Sinphar Pharmaceutical Co., Ltd.	335,879	250,639
Sinyi Realty, Inc.	585,611	617,952
Soft-World International Corp.	98,848	272,628
Solartech Energy Corp. (a)	418,207	171,847
St Shine Optical Co., Ltd.	37,000	773,570
Synnex Technology International Corp.	834,000	934,892
Systex Corp.	272,000	580,302
Taichung Commercial Bank Co., Ltd.	2,437,526	821,323
Taiflex Scientific Co., Ltd.	292,699	373,812
Tainan Enterprises Co., Ltd.	307,000	261,384
Tainan Spinning Co., Ltd.	1,512,105	648,684
Taisun Enterprise Co., Ltd. (a)	698,549	383,490
Taiwan Acceptance Corp.	206,000	734,747
Taiwan Business Bank	3,876,134	1,083,075
Taiwan Cogeneration Corp.	526,469	406,707
Taiwan Fertilizer Co., Ltd.	435,000	578,427
Taiwan Hon Chuan Enterprise Co., Ltd.	376,218	750,705
Taiwan Land Development Corp.	534,781	196,016

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Taiwan Paiho, Ltd.	200,000	$752,794
Taiwan Secom Co., Ltd.	301,961	910,251
Taiwan Surface Mounting Technology Corp.	365,308	303,823
Taiyen Biotech Co., Ltd.	341,979	342,316
Tatung Co., Ltd. (a)	1,545,691	668,173
Teco Electric and Machinery Co., Ltd.	1,225,000	1,177,885
Test Rite International Co., Ltd.	466,896	363,755
Thye Ming Industrial Co., Ltd.	270,218	350,875
Ton Yi Industrial Corp.	413,000	198,897
Tong Hsing Electronic Industries, Ltd.	91,327	379,779
Tong Yang Industry Co., Ltd.	384,872	714,835
Topco Scientific Co., Ltd.	258,384	796,726
TPK Holding Co., Ltd. (a)	113,000	346,206
Transcend Information, Inc.	192,484	645,410
Tripod Technology Corp.	443,353	1,412,259
TSRC Corp.	529,028	608,678
TTY Biopharm Co., Ltd.	208,436	692,046
Tung Ho Steel Enterprise Corp.	628,258	499,798
Tung Thih Electronic Co., Ltd.	38,893	241,643
TXC Corp.	435,120	645,099
U-Ming Marine Transport Corp.	409,000	427,554
Unimicron Technology Corp.	850,000	493,179
Unity Opto Technology Co., Ltd.	300,307	115,503
Unizyx Holding Corp. (a)	511,694	249,791
UPC Technology Corp.	815,914	363,433
USI Corp.	941,318	479,633
Visual Photonics Epitaxy Co., Ltd.	208,371	417,838
Voltronic Power Technology Corp.	24,000	395,266
Wafer Works Corp. (a)	456,872	274,844
Walsin Lihwa Corp.	2,375,000	1,046,187
Wan Hai Lines, Ltd.	993,320	560,008
Waterland Financial Holdings Co., Ltd.	2,045,759	638,879
Wei Chuan Foods Corp. (a)	279,899	173,442
Win Semiconductors Corp.	277,000	1,520,677
Winbond Electronics Corp.	2,329,730	1,397,685
Wistron Corp.	1,300,000	1,322,650
Wistron NeWeb Corp.	189,188	563,459
WPG Holdings, Ltd.	454,000	605,930
WUS Printed Circuit Co., Ltd.	411,000	235,089
Yageo Corp.	408,310	1,422,776
Yang Ming Marine Transport Corp. (a)	485,600	200,338
Yeong Guan Energy Technology Group Co., Ltd.	70,000	216,765
YFY, Inc.	1,834,941	573,042
Yieh Phui Enterprise Co., Ltd. (a)	1,074,924	471,737
Yungtay Engineering Co., Ltd.	369,000	628,343
Zenitron Corp.	326,348	205,443
Zhen Ding Technology Holding, Ltd.	233,000	552,245
Zinwell Corp.	318,674	326,321

		125,062,755

THAILAND — 5.2%
Bangkok Land PCL NVDR	13,462,200	725,223
Banpu PCL	945,380	461,976
Beauty Community PCL (e)	2,158,600	686,278
BEC World PCL NVDR	954,100	589,817
Carabao Group PCL Class F (e)	419,321	845,555
Central Plaza Hotel PCL NVDR	413,700	462,779
Chularat Hospital PCL NVDR	2,981,400	214,148

CPN Retail Growth Leasehold Property Fund	192,500	103,135
Dynasty Ceramic PCL NVDR	3,116,320	372,454
Esso Thailand PCL NVDR (a)	894,600	265,984
GFPT PCL (e)	270,300	154,366
Group Lease PCL NVDR	552,379	347,981
Gunkul Engineering PCL NVDR	668,270	80,263
Hana Microelectronics PCL (e)	994,257	1,470,751
Ichitan Group PCL NVDR	1,345,900	346,677
Inter Far East Energy Corp. NVDR (a) (e)	283,900	25,908
International Engineering PCL (a) (d) (e)	63,855,934	—
Jasmine International PCL NVDR	2,564,325	615,227
KCE Electronics PCL NVDR	353,500	1,129,077
Kiatnakin Bank PCL NVDR	452,900	953,263
LPN Development PCL NVDR	804,600	281,859
Major Cineplex Group PCL NVDR	953,000	946,828
MK Restaurants Group PCL NVDR	507,400	933,544
Precious Shipping PCL (a) (e)	546,800	167,404
Pruksa Holding PCL NVDR	1,200,031	787,774
PTG Energy PCL NVDR	707,600	404,105
Siam Global House PCL NVDR	847,513	361,759
Sino-Thai Engineering & Construction PCL NVDR	764,700	624,681
Sri Trang Agro-Industry PCL NVDR	447,600	196,327
Srisawad Power 1979 PCL NVDR	716,380	1,059,703
Star Petroleum Refining PCL (e)	992,400	426,525
Supalai PCL NVDR	450,600	344,881
Superblock PCL NVDR (a)	13,064,900	534,596
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	1,067,800	524,941
Thai Airways International PCL NVDR (a)	792,700	452,705
Thai Vegetable Oil PCL NVDR	417,100	371,424
Thaicom PCL NVDR	622,600	295,080
Thanachart Capital PCL (e)	836,311	1,132,479
Thoresen Thai Agencies PCL (e)	2,834,306	755,092
Tipco Asphalt PCL NVDR	856,800	570,023
Tisco Financial Group PCL (e)	287,003	642,103
TPI Polene PCL (e)	964,500	64,735
TTW PCL (e)	1,525,500	476,017
VGI Global Media PCL NVDR	3,546,112	595,020
WHA Corp. PCL NVDR	5,131,130	477,314

		23,277,781

TURKEY — 1.3%
Afyon Cimento Sanayi TAS (a)	58,544	150,741
AKIS Gayrimenkul Yatirimi A/S REIT	106,795	93,681
Albaraka Turk Katilim Bankasi A/S	1,513,692	550,035
Aygaz A/S	112,508	498,254
Dogan Sirketler Grubu Holding A/S (a)	921,045	193,489
Ihlas Holding A/S (a)	3	—
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a) (c)	1,344,184	667,790
Koza Altin Isletmeleri A/S (a) (c)	78,278	455,106
Migros Ticaret A/S (a)	56,298	440,469
NET Holding A/S (a)	258,274	214,095
Pegasus Hava Tasimaciligi A/S (a)	37,899	201,946
Sekerbank TAS (a)	1,014,280	354,165

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Sinpas Gayrimenkul Yatirim Ortakligi A/S (a)	3	$1
TAV Havalimanlari Holding A/S	150,889	808,299
Tekfen Holding A/S	136,171	337,088
Torunlar Gayrimenkul Yatirim Ortakligi A/S	185,243	258,732
Turkiye Sinai Kalkinma Bankasi A/S	1,281,159	516,457
Yazicilar Holding A/S Class A	50,207	324,969

		6,065,317

UNITED ARAB EMIRATES — 0.7%
Air Arabia PJSC	1,726,956	479,586
Ajman Bank PJSC (a)	310,553	96,388
Al Waha Capital PJSC	1,045,255	489,481
Arabtec Holding PJSC (a)	285,804	223,324
Dana Gas PJSC (a)	2,827,773	492,730
Eshraq Properties Co. PJSC (a)	1,600,641	374,781
National Central Cooling Co. PJSC	628,403	359,288
RAK Properties PJSC	2,572,074	448,176
Ras Al Khaimah Ceramics	172,514	116,013

		3,079,767

UNITED KINGDOM — 0.0% (g)
Pan African Resources PLC (a)	577,526	104,023

UNITED STATES — 0.2%
Luxoft Holding, Inc. (a)	14,472	880,621

TOTAL COMMON STOCKS (Cost $487,337,518)		443,672,974

WARRANTS — 0.0% (g)
BRAZIL — 0.0% (g)
Iochpe Maxion SA (expiring 6/3/19) (a)	3,203	6,564

THAILAND — 0.0% (g)
International Engineering PCL (expiring 5/22/19) (a) (d) (e)	13,635,806	—

TOTAL WARRANTS (Cost $—)		6,564

RIGHTS — 0.0% (g)
BRAZIL — 0.0% (g)
Brasil Brokers Participacoes SA (expiring 7/31/17) (a) (Cost $0)	109,929	1,991

SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (h) (i)	1,009,429	1,009,429
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	14,885,342	14,885,342

TOTAL SHORT-TERM INVESTMENTS (Cost $15,894,771)		15,894,771

TOTAL INVESTMENTS — 102.9% (Cost $503,232,289)		459,576,300
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(12,964,914)

NET ASSETS — 100.0%		$446,611,386

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2017.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2017, total aggregate fair value of the security is $181,746, representing less than 0.05%of the Fund’s net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $8,817,562 representing 2.0% of net assets.
(f)	Restricted security. At June 30, 2017, the value of such security held by the Fund is as follows:

Description	Acquisition Date	Acquisition Cost	Value	Percentage of Net Assets
Future Land Holdings Co., Ltd. Class A	11/1/2013	$258,837	$1,453,580	0.3%

(g)	Amount is less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2017.
(j)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

ADS = American Depositary Shares

GDR = Global Depositary Receipt

NVDR = Non Voting Depositary Receipt

REIC = Real Estate Investment Company

REIT = Real Estate Investment Trust

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$367,450	$—	$—		$367,450
Brazil	22,493,196	—	—		22,493,196
Chile	7,460,823	—	—		7,460,823
China	64,309,552	217,076	58,798		64,585,426
Colombia	150,188	—	—		150,188
Cyprus	754,186	—	—		754,186
Czech Republic	1,761,555	—	—		1,761,555
Egypt	3,313,799	—	—		3,313,799
Greece	10,567,541	—	—		10,567,541
Hong Kong	11,408,409	60,365	122,948		11,591,722
Hungary	539,849	—	—		539,849
India	59,500,523	602,053	0	(a)	60,102,576
Indonesia	12,852,585	—	—		12,852,585
Malaysia	19,884,966	1,090,855	—		20,975,821
Mexico	10,317,334	—	—		10,317,334
Monaco	794,611	—	—		794,611
Peru	3,027,888	—	—		3,027,888
Philippines	5,539,029	—	—		5,539,029
Poland	16,258,481	—	—		16,258,481
Qatar	1,625,084	—	—		1,625,084
Russia	5,275,457	—	—		5,275,457
Singapore	1,720,869	—	—		1,720,869
South Africa	23,127,240	—	—		23,127,240
Taiwan	125,062,755	—	—		125,062,755
Thailand	16,430,568	6,847,213	—		23,277,781
Turkey	6,065,317	—	—		6,065,317
United Arab Emirates	3,079,767	—	—		3,079,767
United Kingdom	104,023	—	—		104,023
United States	880,621	—	—		880,621
Warrants
Brazil	6,564	—	—		6,564
Thailand	—	—	0	(a)	—
Rights
Brazil	1,991	—	—		1,991
Short-Term Investments	15,894,771	—	—		15,894,771

TOTAL INVESTMENTS	$450,576,992	$8,817,562	$181,746		$459,576,300

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2017.

See accompanying notes to schedule of investments

SPDR S&P Emerging Markets Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	1,009,858	$1,009,858	556,842	1,566,700	—	$—	$56	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	4,414,560	3,405,131	1,009,429	1,009,429	2,125	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	31,615,132	31,615,132	—	—	3,132	—
State Street Navigator Securities Lending Government Money Market Portfolio*	14,070,192	14,070,192	33,086,754	32,271,604	14,885,342	14,885,342	322,332	—

TOTAL		$15,080,050				$15,894,771	$327,645	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR Dow Jones Global Real Estate ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 5.7%
BGP Holdings PLC (a) (b)	1,313,937	$20,158
BWP Trust	1,216,938	2,781,688
Charter Hall Retail REIT	794,215	2,479,454
Dexus REIT	2,456,597	17,863,474
Goodman Group REIT	3,872,368	23,376,260
GPT Group REIT	4,362,187	16,027,414
Investa Office Fund REIT	1,487,278	5,008,185
Scentre Group REIT	12,952,322	40,237,067
Vicinity Centres REIT	7,937,139	15,646,629
Westfield Corp. REIT	4,649,267	28,636,748

		152,077,077

AUSTRIA — 0.3%
CA Immobilien Anlagen AG	176,888	4,309,372
IMMOFINANZ AG (a) (c)	2,201,637	5,024,665

		9,334,037

BELGIUM — 0.2%
Cofinimmo SA REIT	50,084	6,149,324

BRAZIL — 0.3%
BR Malls Participacoes SA	2,115,921	7,631,557

CANADA — 1.3%
Artis Real Estate Investment Trust	183,209	1,848,031
Boardwalk Real Estate Investment Trust	57,015	2,087,521
Canadian Apartment Properties	164,977	4,264,478
Canadian Real Estate Investment Trust	90,211	3,186,247
Dream Office Real Estate Investment Trust	129,818	1,954,217
First Capital Realty, Inc. (c)	336,614	5,121,654
H&R Real Estate Investment Trust REIT	350,672	5,945,790
RioCan Real Estate Investment Trust	387,227	7,176,834
Smart Real Estate Investment Trust REIT	158,470	3,919,347

		35,504,119

FRANCE — 4.2%
Fonciere Des Regions	129,116	11,960,721
Gecina SA REIT	98,015	15,354,495
Klepierre REIT	504,404	20,644,568
Mercialys SA (c)	133,003	2,598,562
Unibail-Rodamco SE REIT	241,658	60,816,220

		111,374,566

GERMANY — 0.7%
Deutsche EuroShop AG	117,361	4,619,373
LEG Immobilien AG	152,510	14,317,436

		18,936,809

HONG KONG — 3.2%
Champion REIT	5,389,462	3,431,217
Hang Lung Properties, Ltd.	5,026,018	12,554,663
Hongkong Land Holdings, Ltd.	2,860,100	21,050,336
Hysan Development Co., Ltd.	1,495,731	7,137,173
Link REIT	5,383,682	40,964,934

		85,138,323

ITALY — 0.1%
Beni Stabili SpA SIIQ	2,582,429	1,861,486

JAPAN — 10.7%
Activia Properties, Inc.	1,613	6,897,886
Advance Residence Investment Corp.	3,276	8,149,181
Aeon Mall Co., Ltd.	275,400	5,421,723
AEON REIT Investment Corp. (c)	3,457	3,812,053
Daiwa House REIT Investment Corp.	3,650	8,670,212
Daiwa Office Investment Corp.	821	4,142,996
Frontier Real Estate Investment Corp.	1,129	4,657,276
Fukuoka Corp. REIT	1,801	2,771,386
GLP J - REIT	6,921	7,459,355
Heiwa Real Estate Co., Ltd.	85,600	1,378,925
Hoshino Resorts REIT, Inc. (c)	408	2,095,194
Hulic Co., Ltd.	1,175,500	11,999,809
Hulic Reit, Inc. REIT	2,387	3,728,360
Industrial & Infrastructure Fund Investment Corp. REIT	975	4,425,507
Invincible Investment Corp. REIT	8,513	3,659,469
Japan Excellent, Inc.	3,278	3,649,678
Japan Hotel REIT Investment Corp.	9,120	6,452,830
Japan Prime Realty Investment Corp. REIT	2,240	7,765,041
Japan Real Estate Investment Corp. REIT	3,022	15,034,692
Japan Rental Housing Investments, Inc.	3,956	2,922,286
Japan Retail Fund Investment Corp. REIT	6,478	11,963,199
Kenedix Office Investment Corp. REIT	981	5,238,519
Kenedix Residential Investment Corp.	866	2,158,834
Kenedix Retail REIT Corp.	1,268	2,679,096
Leopalace21 Corp.	671,300	4,170,233
MCUBS MidCity Investment Corp.	671	2,009,536
Mitsui Fudosan Co., Ltd.	2,412,300	57,548,684
Mori Hills REIT Investment Corp. REIT	3,513	4,320,902
Mori Trust Sogo REIT, Inc.	2,419	3,907,516
Nippon Building Fund, Inc. REIT	3,432	17,532,645
Nippon Prologis REIT, Inc.	4,627	9,858,524
Nomura Real Estate Master Fund, Inc.	10,164	13,903,585
NTT Urban Development Corp.	273,500	2,638,608
Orix JREIT, Inc. REIT	6,507	9,607,612
Premier Investment Corp.	2,700	2,638,483
Tokyu Fudosan Holdings Corp.	1,243,600	7,349,149
Tokyu REIT, Inc.	2,359	2,867,919
United Urban Investment Corp. REIT	7,419	10,597,628

		286,084,531

MEXICO — 0.5%
Fibra Uno Administracion SA de CV REIT	6,595,854	12,543,228

See accompanying notes to schedule of investments

SPDR Dow Jones Global Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

NETHERLANDS — 0.4%
Eurocommercial Properties NV	118,374	$4,723,376
Wereldhave NV	97,484	4,773,188

		9,496,564

PHILIPPINES — 0.7%
SM Prime Holdings, Inc.	28,080,500	18,364,180

SINGAPORE — 2.7%
Ascendas REIT	5,895,420	11,175,543
CapitaLand Commercial Trust	5,194,273	6,262,478
CapitaLand Mall Trust REIT	6,539,704	9,380,772
CapitaLand, Ltd.	6,296,351	16,005,541
Global Logistic Properties, Ltd.	7,175,092	14,904,138
Keppel REIT	4,342,712	3,611,436
Mapletree Logistics Trust	3,833,421	3,327,115
Suntec Real Estate Investment Trust	6,188,595	8,405,180

		73,072,203

SOUTH AFRICA — 0.9%
Growthpoint Properties, Ltd. REIT	5,795,246	10,827,523
Hyprop Investments, Ltd.	517,576	4,611,868
Redefine Properties, Ltd. REIT	12,176,137	9,776,223

		25,215,614

SPAIN — 0.8%
Inmobiliaria Colonial SA	674,991	5,872,500
Martinsa Fadesa SA (a) (b)	178	—
Merlin Properties Socimi SA	1,141,435	14,398,612

		20,271,112

SWEDEN — 0.7%
Castellum AB	663,265	9,727,357
Fabege AB	340,832	6,546,263
Kungsleden AB	472,656	2,891,565

		19,165,185

SWITZERLAND — 0.9%
PSP Swiss Property AG	97,970	9,166,305
Swiss Prime Site AG (a)	173,706	15,798,875

		24,965,180

THAILAND — 0.3%
Central Pattana PCL NVDR	3,326,000	6,780,262

UNITED KINGDOM — 4.8%
Big Yellow Group PLC REIT	372,603	3,833,220
British Land Co. PLC REIT	2,487,484	19,564,405
Capital & Counties Properties PLC (c)	1,824,649	6,937,360
Derwent London PLC	269,015	9,274,054
Grainger PLC	1,045,668	3,572,249
Great Portland Estates PLC REIT	791,970	6,141,511
Hammerson PLC REIT	1,927,318	14,382,540
Intu Properties PLC REIT (c)	2,185,299	7,638,653
Land Securities Group PLC REIT	1,922,897	25,302,164
Segro PLC REIT	2,415,959	15,352,114
Shaftesbury PLC	674,191	8,516,571
UNITE Group PLC REIT	551,417	4,648,545
Workspace Group PLC	299,349	3,462,613

		128,625,999

UNITED STATES — 60.2%
Acadia Realty Trust REIT	205,343	5,708,535
Alexandria Real Estate Equities, Inc. REIT	221,832	26,724,101
American Assets Trust, Inc. REIT	102,520	4,038,263
American Campus Communities, Inc. REIT	325,836	15,412,043
American Homes 4 Rent Class A REIT	570,827	12,883,565
Apartment Investment & Management Co. Class A REIT	381,576	16,396,321
Apple Hospitality REIT, Inc.	378,703	7,085,533
Ashford Hospitality Prime, Inc.	81,540	839,047
Ashford Hospitality Trust, Inc. REtT	203,549	1,237,578
AvalonBay Communities, Inc. REIT	335,298	64,434,217
Boston Properties, Inc. REIT	374,264	46,041,957
Brandywine Realty Trust	425,265	7,454,895
Brixmor Property Group, Inc. REIT	636,834	11,386,592
Camden Property Trust REIT	213,008	18,214,314
Care Capital Properties, Inc. REIT	203,589	5,435,826
CBL & Associates Properties, Inc. REIT (c)	429,214	3,618,274
Cedar Realty Trust, Inc. REIT	199,882	969,428
Chesapeake Lodging Trust REIT	149,238	3,651,854
Colony Starwood Homes	303,835	10,424,579
Columbia Property Trust, Inc. REIT	296,854	6,643,592
Corporate Office Properties Trust REIT	241,292	8,452,459
Cousins Properties, Inc. REIT	1,016,645	8,936,310
CubeSmart REIT	437,471	10,516,803
DCT Industrial Trust, Inc. REIT	223,303	11,933,312
DDR Corp. REIT	747,684	6,781,494
DiamondRock Hospitality Co. REIT	485,089	5,311,725
Digital Realty Trust, Inc. REIT	388,688	43,902,310
Douglas Emmett, Inc. REIT	356,783	13,632,678
Duke Realty Corp. REIT	864,610	24,165,849
DuPont Fabros Technology, Inc. REIT	189,074	11,563,766
Easterly Government Properties, Inc.	62,581	1,311,072
EastGroup Properties, Inc. REIT	83,401	6,989,004
Education Realty Trust, Inc. REIT	177,415	6,874,831
Equity Commonwealth REIT (a)	301,163	9,516,751
Equity LifeStyle Properties, Inc. REIT	198,368	17,127,093
Equity Residential REIT	893,326	58,807,651
Essex Property Trust, Inc. REIT	159,593	41,058,491
Extra Space Storage, Inc. REIT	306,096	23,875,488
Federal Realty Investment Trust REIT	175,587	22,192,441
FelCor Lodging Trust, Inc.	328,974	2,371,903
First Industrial Realty Trust, Inc. REIT	284,526	8,143,134
First Potomac Realty Trust	143,020	1,588,952
Forest City Realty Trust, Inc. Class A	531,348	12,842,681
Franklin Street Properties Corp. REIT	269,662	2,987,855
GGP, Inc. REIT	1,416,860	33,381,222
HCP, Inc. REIT	1,139,730	36,425,771

See accompanying notes to schedule of investments

SPDR Dow Jones Global Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Healthcare Realty Trust, Inc. REIT	282,686	$9,653,727
Hersha Hospitality Trust REIT	105,556	1,953,842
Highwoods Properties, Inc. REIT	247,848	12,568,372
Hospitality Properties Trust REIT	398,933	11,628,897
Host Hotels & Resorts, Inc. REIT	1,799,251	32,872,316
Hudson Pacific Properties, Inc. REIT	379,066	12,960,267
Independence Realty Trust, Inc. REIT	150,672	1,487,133
Invitation Homes, Inc. REIT	187,600	4,057,788
Kilroy Realty Corp. REIT	238,840	17,948,826
Kimco Realty Corp. REIT	1,034,772	18,988,066
Kite Realty Group Trust REIT	209,754	3,970,643
LaSalle Hotel Properties REIT	274,722	8,186,716
Liberty Property Trust REIT	357,730	14,563,188
Life Storage, Inc. REIT	112,774	8,356,553
LTC Properties, Inc. REIT	95,732	4,919,667
Macerich Co. REIT	289,426	16,804,074
Mack-Cali Realty Corp. REIT	217,712	5,908,704
Mid-America Apartment Communities, Inc. REIT	276,254	29,111,646
Monogram Residential Trust, Inc.	418,656	4,065,150
National Storage Affiliates Trust REIT	106,844	2,469,165
NexPoint Residential Trust, Inc.	46,400	1,154,896
NorthStar Realty Europe Corp. REIT	143,224	1,816,080
Paramount Group, Inc. REIT	443,315	7,093,040
Park Hotels & Resorts, Inc. REIT	349,300	9,417,128
Parkway, Inc. REIT	102,632	2,349,246
Pebblebrook Hotel Trust	168,510	5,432,762
Pennsylvania Real Estate Investment Trust	175,694	1,988,856
Piedmont Office Realty Trust, Inc. Class A REIT	352,558	7,431,923
Prologis, Inc. REIT	1,290,434	75,671,050
PS Business Parks, Inc. REIT	47,406	6,276,080
Public Storage REIT	363,805	75,864,257
Quality Care Properties, Inc. REIT (a)	227,992	4,174,534
Ramco-Gershenson Properties Trust REIT	199,706	2,576,207
Regency Centers Corp. REIT	355,579	22,273,469
Retail Opportunity Investments Corp. REIT	267,230	5,128,144
Retail Properties of America, Inc. Class A REIT	574,467	7,014,242
Rexford Industrial Realty, Inc.	161,181	4,422,807
RLJ Lodging Trust REIT	302,174	6,004,197
Ryman Hospitality Properties, Inc. REIT	123,988	7,936,472
Saul Centers, Inc. REIT	29,825	1,729,253
Senior Housing Properties Trust REIT	576,933	11,792,510
Seritage Growth Properties Class A REIT (c)	61,948	2,598,719
Simon Property Group, Inc. REIT	759,820	122,908,483
SL Green Realty Corp. REIT	247,653	26,201,687
Summit Hotel Properties, Inc. REIT	255,373	4,762,706

Sun Communities, Inc. REIT	171,789	15,064,177
Sunstone Hotel Investors, Inc. REIT	534,972	8,623,749
Tanger Factory Outlet Centers, Inc. REIT	233,823	6,074,722
Taubman Centers, Inc. REIT	147,302	8,771,834
Tier REIT, Inc. REIT	122,232	2,258,847
UDR, Inc. REIT	650,179	25,337,476
Universal Health Realty Income Trust REIT	30,425	2,420,004
Urban Edge Properties REIT	240,895	5,716,438
Ventas, Inc. REIT	863,495	59,995,633
Vornado Realty Trust REIT	418,996	39,343,724
Washington Prime Group, Inc. REIT	465,520	3,896,402
Washington Real Estate Investment Trust	187,123	5,969,224
Weingarten Realty Investors REIT	286,639	8,627,834
Welltower, Inc. REIT	890,956	66,688,057
Xenia Hotels & Resorts, Inc. REIT	258,598	5,009,043

		1,609,582,212

TOTAL COMMON STOCKS (Cost $2,528,784,090)		2,662,173,568

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (d) (e)	3,292,552	3,292,552
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	12,087,748	12,087,748

TOTAL SHORT-TERM INVESTMENTS (Cost $15,380,300)		15,380,300

TOTAL INVESTMENTS — 100.2% (Cost $2,544,164,390)		2,677,553,868
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(4,969,702)

NET ASSETS — 100.0%		$2,672,584,166

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2017, total aggregate fair value of the security is $20,158, representing less than 0.05% of the Fund’s net assets.
(c)	All or a portion of the shares of the security are on loan at June 30, 2017.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2017.
(f)	Investment of cash collateral for securities loaned.

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying notes to schedule of investments

SPDR Dow Jones Global Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$152,056,919	$—	$20,158		$152,077,077
Austria	9,334,037	—	—		9,334,037
Belgium	6,149,324	—	—		6,149,324
Brazil	7,631,557	—	—		7,631,557
Canada	35,504,119	—	—		35,504,119
France	111,374,566	—	—		111,374,566
Germany	18,936,809	—	—		18,936,809
Hong Kong	85,138,323	—	—		85,138,323
Italy	1,861,486	—	—		1,861,486
Japan	286,084,531	—	—		286,084,531
Mexico	12,543,228	—	—		12,543,228
Netherlands	9,496,564	—	—		9,496,564
Philippines	18,364,180	—	—		18,364,180
Singapore	73,072,203	—	—		73,072,203
South Africa	25,215,614	—	—		25,215,614
Spain	20,271,112	—	0	(a)	20,271,112
Sweden	19,165,185	—	—		19,165,185
Switzerland	24,965,180	—	—		24,965,180
Thailand	6,780,262	—	—		6,780,262
United Kingdom	128,625,999	—	—		128,625,999
United States	1,609,582,212	—	—		1,609,582,212
Short-Term Investments	15,380,300	—	—		15,380,300

TOTAL INVESTMENTS	$2,677,533,710	$—	$20,158		$2,677,553,868

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2017.

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	3,984,959	$3,984,959	43,517	4,028,476	—	$—	$128	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	38,233,661	34,941,109	3,292,552	3,292,552	7,402	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	104,183,620	104,183,620	—	—	15,710	—
State Street Navigator Securities Lending Government Money Market Portfolio*	35,695,682	35,695,682	172,002,205	195,610,139	12,087,748	12,087,748	184,577	—

TOTAL		$39,680,641				$15,380,300	$207,817	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR S&P International Consumer Discretionary Sector ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 2.7%
Aristocrat Leisure, Ltd.	13,100	$226,691
Automotive Holdings Group, Ltd. (a)	15,965	41,024
Crown Resorts, Ltd.	9,448	88,994
Domino’s Pizza Enterprises, Ltd.	573	22,890
Fairfax Media, Ltd.	55,216	46,589
Tatts Group, Ltd.	34,715	111,306

		537,494

BELGIUM — 0.3%
D’ieteren SA	1,151	53,719

CANADA — 3.9%
Amaya, Inc. (b)	971	17,331
Canadian Tire Corp., Ltd. Class A	1,106	125,665
Dollarama, Inc.	860	82,053
Gildan Activewear, Inc.	3,843	117,921
Magna International, Inc.	4,273	197,643
Restaurant Brands International, Inc.	1,931	120,645
Shaw Communications, Inc. Class B	5,242	114,188

		775,446

DENMARK — 0.4%
Pandora A/S	920	85,737

FINLAND — 0.5%
Nokian Renkaat Oyj	1,405	58,073
Sanoma Oyj	3,575	33,354

		91,427

FRANCE — 12.3%
Accor SA	2,177	101,914
Christian Dior SE (a)	475	135,630
Cie Generale des Etablissements Michelin	2,093	277,867
Havas SA	9,027	94,783
Hermes International	150	74,019
Kering	884	300,659
Lagardere SCA	1,634	51,530
LVMH Moet Hennessy Louis Vuitton SE	2,312	575,647
Peugeot SA	2,772	55,217
Publicis Groupe SA	1,388	103,391
Renault SA	1,981	179,060
Sodexo SA	787	101,610
Valeo SA	2,261	152,122
Vivendi SA	10,119	224,938

		2,428,387

GERMANY — 10.8%
adidas AG	2,322	444,262
Bayerische Motoren Werke AG	2,574	238,620
Bayerische Motoren Werke AG Preference Shares	434	35,729
Continental AG	854	184,043
Daimler AG	8,425	608,931
HUGO BOSS AG	278	19,436
Leoni AG	620	31,874
Porsche Automobil Holding SE Preference Shares	972	54,533
ProSiebenSat.1 Media SE	1,454	60,762
TUI AG	8,058	117,125
Volkswagen AG	334	51,713

Volkswagen AG Preference Shares	1,497	227,682
windeln.de SE (a) (b) (c)	3,737	14,462
Zalando SE (b) (c)	1,002	45,725

		2,134,897

HONG KONG — 3.4%
Esprit Holdings, Ltd. (b)	28,882	15,391
Fairwood Holdings, Ltd.	16,500	69,433
Galaxy Entertainment Group, Ltd.	20,000	121,438
Giordano International, Ltd.	100,000	57,004
Global Brands Group Holding, Ltd. (b)	78,000	8,193
Li & Fung, Ltd.	78,000	28,377
Pico Far East Holdings, Ltd.	136,000	56,968
Sands China, Ltd.	30,000	137,386
Shangri-La Asia, Ltd.	20,500	34,769
SJM Holdings, Ltd.	30,000	31,628
Techtronic Industries Co., Ltd.	19,500	89,676
Yuxing InfoTech Investment Holdings, Ltd. (a) (b)	116,000	15,008

		665,271

IRELAND — 0.6%
Dalata Hotel Group PLC (b)	3,407	18,730
Paddy Power Betfair PLC	836	89,123

		107,853

ITALY — 1.5%
ePrice SpA	3,689	15,702
Ferrari NV	970	83,141
Luxottica Group SpA	1,477	85,325
Mediaset SpA	10,309	40,471
Piaggio & C SpA	7,582	18,696
Sogefi SpA (b)	9,310	49,737
Yoox Net-A-Porter Group SpA (a) (b)	288	7,956

		301,028

JAPAN — 35.8%
Aisin Seiki Co., Ltd.	2,900	148,407
Aoyama Trading Co., Ltd.	1,800	64,160
Asics Corp.	1,000	18,530
Bandai Namco Holdings, Inc.	4,900	167,026
Benesse Holdings, Inc.	2,000	75,472
Bookoff Corp.	1,900	13,359
Bridgestone Corp.	7,900	340,299
Can Do Co., Ltd.	1,000	15,023
Casio Computer Co., Ltd.	4,900	75,314
CyberAgent, Inc.	1,100	34,118
Daikyonishikawa Corp.	600	8,005
Denso Corp.	3,900	164,594
Dentsu, Inc.	3,300	157,716
Don Quijote Holdings Co., Ltd.	1,000	37,914
Fast Retailing Co., Ltd.	788	262,433
Fuji Corp., Ltd.	3,900	25,928
GLOBERIDE, Inc.	1,000	17,266
Gunze, Ltd.	19,000	68,147
Haseko Corp.	3,000	36,419
Honda Motor Co., Ltd.	14,800	403,588
Isetan Mitsukoshi Holdings, Ltd.	6,500	65,139
Isuzu Motors, Ltd.	5,200	64,144
Kappa Create Co., Ltd. (a) (b)	1,000	11,356
Koito Manufacturing Co., Ltd.	1,000	51,442

See accompanying notes to schedule of investments

SPDR S&P International Consumer Discretionary Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Konaka Co., Ltd.	7,200	$38,576
Kyoritsu Maintenance Co., Ltd.	800	23,247
Kyoto Kimono Yuzen Co., Ltd. (a)	4,200	35,062
Laox Co., Ltd. (b)	1,500	7,863
Marui Group Co., Ltd.	2,200	32,424
Mazda Motor Corp.	5,000	69,776
Mitsuba Corp.	2,100	38,669
Mitsubishi Motors Corp.	6,000	39,516
NGK Spark Plug Co., Ltd.	1,300	27,641
Nikon Corp.	4,900	78,323
Nissan Motor Co., Ltd.	19,100	190,048
Nitori Holdings Co., Ltd.	700	93,699
Oriental Land Co., Ltd.	2,900	196,362
Otsuka Kagu, Ltd. (a)	2,700	22,132
Panasonic Corp.	17,000	230,580
Pioneer Corp. (b)	3,600	7,209
Rakuten, Inc.	7,900	92,949
Resorttrust, Inc.	3,800	70,007
Ringer Hut Co., Ltd. (a)	1,300	28,150
Ryohin Keikaku Co., Ltd.	200	49,964
Sanrio Co., Ltd.	300	5,887
Sanyo Housing Nagoya Co., Ltd.	2,100	20,839
Sega Sammy Holdings, Inc.	900	12,111
Sekisui Chemical Co., Ltd.	10,000	178,978
Sekisui House, Ltd.	10,000	176,175
Sharp Corp. (a) (b)	10,000	37,113
Shimamura Co., Ltd.	100	12,246
Shimano, Inc.	1,400	221,538
Sony Corp.	10,100	385,267
Stanley Electric Co., Ltd.	3,000	90,513
Start Today Co., Ltd.	1,800	44,295
Subaru Corp.	5,300	178,585
Suminoe Textile Co., Ltd.	9,000	21,707
Sumitomo Electric Industries, Ltd.	6,200	95,461
Sumitomo Forestry Co., Ltd.	6,200	97,448
Suzuki Motor Corp.	4,300	203,978
Syuppin Co., Ltd.	800	14,090
Toho Co., Ltd.	1,200	36,953
Toyota Industries Corp.	2,300	120,977
Toyota Motor Corp.	24,100	1,263,985
Yamada Denki Co., Ltd.	12,500	62,077
Yamaha Corp.	1,200	41,438
Yamaha Motor Co., Ltd.	2,000	51,584

		7,071,241

LUXEMBOURG — 0.4%
SES SA	3,575	83,690

MACAU — 0.2%
Wynn Macau, Ltd.	19,600	45,796

MALTA — 0.1%
Kindred Group PLC SDR	1,811	20,462

NETHERLANDS — 0.6%
Altice NV Class A (b)	4,606	106,118
Altice NV Class B (b)	626	14,426

		120,544

NEW ZEALAND — 0.1%
SKYCITY Entertainment Group, Ltd.	5,567	16,631

NORWAY — 0.3%
Schibsted ASA Class A	1,305	31,408
Schibsted ASA Class B	1,305	28,743

		60,151

SINGAPORE — 0.6%
Genting Singapore PLC	60,200	47,439
Singapore Press Holdings, Ltd. (a)	30,000	70,378

		117,817

SOUTH KOREA — 4.6%
Cheil Worldwide, Inc.	1,497	24,074
Coway Co., Ltd.	486	44,176
Fila Korea, Ltd.	101	7,548
Hankook Tire Co., Ltd.	1,107	61,535
Hanon Systems	1,670	15,034
Hanssem Co., Ltd.	216	34,737
HLB, Inc. (b)	1,290	16,912
Hotel Shilla Co., Ltd.	322	16,070
Hyundai Department Store Co., Ltd.	211	20,378
Hyundai Engineering Plastics Co., Ltd.	2,904	20,077
Hyundai Mobis Co., Ltd.	593	129,572
Hyundai Motor Co.	1,328	185,130
Hyundai Motor Co. Preference Shares	180	17,777
Hyundai Motor Co. Preference Shares	231	23,521
Hyundai Wia Corp.	173	10,554
Inscobee, Inc. (b)	3,175	4,981
Kangwon Land, Inc.	892	27,170
Kia Motors Corp.	2,410	80,463
LG Electronics, Inc.	938	65,750
Lotte Shopping Co., Ltd.	148	39,259
Mando Corp.	50	11,253
Multicampus Corp.	481	15,849
Seoul Auction Co., Ltd.	2,030	14,371
Seoyon Co., Ltd.	964	9,099
Seoyon E-Hwa Co., Ltd.	453	5,939
Shinsegae, Inc.	60	12,035

		913,264

SPAIN — 2.2%
Industria de Diseno Textil SA	9,734	373,142
Mediaset Espana Comunicacion SA	1,434	17,819
NH Hotel Group SA (b)	5,219	31,370

		422,331

SWEDEN — 2.2%
Betsson AB (b)	2,519	21,802
Electrolux AB Series B	4,853	158,860
Hennes & Mauritz AB Class B	8,391	208,816
Husqvarna AB Class B	3,584	35,566
Nobia AB	755	7,608

		432,652

SWITZERLAND — 2.9%
Cie Financiere Richemont SA	4,596	379,141
Dufry AG (b)	218	35,762
Swatch Group AG	434	160,475

		575,378

UNITED KINGDOM — 12.8%
Barratt Developments PLC	6,843	50,088
Bellway PLC	716	27,669

See accompanying notes to schedule of investments

SPDR S&P International Consumer Discretionary Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Berkeley Group Holdings PLC	573	$24,018
Burberry Group PLC	5,279	113,897
Carnival PLC	2,656	175,260
Compass Group PLC	17,056	358,904
Dixons Carphone PLC	4,000	14,735
Fiat Chrysler Automobiles NV (b)	9,704	102,157
GKN PLC	18,356	77,730
Inchcape PLC	1,500	14,701
Informa PLC	12,652	109,946
InterContinental Hotels Group PLC	1,509	83,638
ITV PLC	43,198	101,787
Kingfisher PLC	35,456	138,489
Marks & Spencer Group PLC	19,015	82,324
Merlin Entertainments PLC (c)	2,500	15,604
Next PLC	2,709	135,687
Ocado Group PLC (a) (b)	3,379	12,702
Pearson PLC	11,310	101,589
Persimmon PLC	1,622	47,237
Sky PLC	13,272	171,362
Sports Direct International PLC (a) (b)	1,783	6,744
Taylor Wimpey PLC	21,628	49,501
Thomas Cook Group PLC	7,868	9,193
WH Smith PLC	929	20,695
Whitbread PLC	3,651	188,134
WPP PLC	13,814	289,611

		2,523,402

UNITED STATES — 0.3%
International Game Technology PLC	2,635	48,221

TOTAL COMMON STOCKS (Cost $19,747,538)		19,632,839

SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (d) (e)	12,384	12,384
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	286,403	286,403

TOTAL SHORT-TERM INVESTMENTS (Cost $298,787)		298,787

TOTAL INVESTMENTS — 101.0% (Cost $20,046,325)		19,931,626
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(196,683)

NET ASSETS — 100.0%		$19,734,943

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2017.
(f)	Investment of cash collateral for securities loaned.

SDR = Swedish Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$537,494	$—	$—	$537,494
Belgium	53,719	—	—	53,719
Canada	775,446	—	—	775,446
Denmark	85,737	—	—	85,737
Finland	91,427	—	—	91,427
France	2,428,387	—	—	2,428,387
Germany	2,134,897	—	—	2,134,897
Hong Kong	665,271	—	—	665,271
Ireland	107,853	—	—	107,853
Italy	301,028	—	—	301,028
Japan	7,071,241	—	—	7,071,241
Luxembourg	83,690	—	—	83,690
Macau	45,796	—	—	45,796
Malta	20,462	—	—	20,462
Netherlands	120,544	—	—	120,544

See accompanying notes to schedule of investments

SPDR S&P International Consumer Discretionary Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
New Zealand	$16,631	$—	$—	$16,631
Norway	60,151	—	—	60,151
Singapore	117,817	—	—	117,817
South Korea	913,264	—	—	913,264
Spain	422,331	—	—	422,331
Sweden	432,652	—	—	432,652
Switzerland	575,378	—	—	575,378
United Kingdom	2,523,402	—	—	2,523,402
United States	48,221	—	—	48,221
Short-Term Investments	298,787	—	—	298,787

TOTAL INVESTMENTS	$19,931,626	$—	$—	$19,931,626

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	45,577	$45,577	99	45,676	—	$—	$1	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	259,648	247,264	12,384	12,384	44	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	214,764	214,764	—	—	44	—
State Street Navigator Securities Lending Government Money Market Portfolio*	1,095,491	1,095,491	3,585,855	4,394,943	286,403	286,403	4,100	—

TOTAL		$1,141,068				$298,787	$4,189	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR S&P International Consumer Staples Sector ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 102.1%
AUSTRALIA — 4.2%
Bellamy’s Australia, Ltd. (a)	1,113	$5,899
Blackmores, Ltd. (a)	181	13,306
Coca-Cola Amatil, Ltd.	13,316	94,276
Metcash, Ltd. (a) (b)	20,467	37,678
Select Harvests, Ltd. (a)	1,103	4,146
Treasury Wine Estates, Ltd.	18,398	185,716
Wesfarmers, Ltd.	24,075	740,885
Woolworths, Ltd.	26,162	512,526

		1,594,432

BELGIUM — 5.3%
Anheuser-Busch InBev SA	16,997	1,874,813
Colruyt SA	1,276	67,128
Ontex Group NV	1,271	45,098

		1,987,039

CANADA — 3.5%
AGT Food & Ingredients, Inc. (a)	576	10,325
Alimentation Couche-Tard, Inc. Class B	8,192	392,096
Clearwater Seafoods, Inc. (a)	671	5,900
Corby Spirit and Wine, Ltd.	1,690	27,601
Cott Corp.	2,498	36,026
Empire Co., Ltd. Class A	3,151	53,669
George Weston, Ltd.	412	37,241
High Liner Foods, Inc.	273	3,677
Jean Coutu Group PJC, Inc. Class A	1,511	23,153
Liquor Stores N.A., Ltd.	1,494	11,308
Loblaw Cos., Ltd. (a)	6,086	338,064
Maple Leaf Foods, Inc.	1,235	31,134
Metro, Inc.	4,103	134,840
North West Co., Inc. (a)	765	18,414
Premium Brands Holdings Corp.	671	48,071
Rogers Sugar, Inc. (a)	3,357	16,388
Saputo, Inc.	3,530	112,122
SunOpta, Inc. (b)	2,761	28,162

		1,328,191

DENMARK — 0.9%
Carlsberg A/S Class B	2,933	312,926
Royal Unibrew A/S	655	31,379
United International Enterprises	52	10,849

		355,154

FAEROE ISLANDS — 0.1%
Bakkafrost P/F (a)	843	31,640

FINLAND — 0.3%
Kesko Oyj Class B	2,532	128,626

FRANCE — 8.1%
Carrefour SA	13,189	333,196
Casino Guichard Perrachon SA	1,423	84,169
Danone SA	13,426	1,007,750
L’Oreal SA	4,868	1,012,721
Pernod Ricard SA	4,606	615,958

		3,053,794

GERMANY — 2.9%
Beiersdorf AG	2,633	276,402
Henkel AG & Co. KGaA	2,003	241,931
Henkel AG & Co. KGaA Preference Shares	3,523	484,188

METRO AG	2,624	88,452
Suedzucker AG	816	16,981

		1,107,954

HONG KONG — 0.4%
Dairy Farm International Holdings, Ltd.	4,700	37,036
Major Holdings, Ltd. (a) (b) (c)	38,000	827
Vitasoy International Holdings, Ltd.	50,000	102,864

		140,727

IRELAND — 1.3%
C&C Group PLC	7,010	25,737
Glanbia PLC	3,617	70,647
Greencore Group PLC	21,784	69,609
Kerry Group PLC Class A	3,048	261,877
Origin Enterprises PLC	3,256	23,704
Total Produce PLC	18,268	45,213

		496,787

ITALY — 0.2%
Davide Campari-Milano SpA	9,354	65,826

JAPAN — 19.6%
Aeon Co., Ltd.	18,605	282,652
Ain Holdings, Inc.	900	65,041
Ajinomoto Co., Inc.	13,528	292,148
Arcs Co., Ltd.	600	12,982
Ariake Japan Co., Ltd.	500	34,843
Asahi Group Holdings, Ltd.	10,282	386,902
Axial Retailing, Inc.	600	22,882
Calbee, Inc. (a)	1,800	70,728
Coca-Cola Bottlers Japan, Inc.	2,725	78,820
Cocokara fine, Inc.	700	34,576
Cosmos Pharmaceutical Corp.	100	19,473
euglena Co., Ltd. (a) (b)	1,700	17,838
Ezaki Glico Co., Ltd.	1,700	91,536
FamilyMart UNY Holdings Co., Ltd.	1,700	97,286
Fuji Oil Holdings, Inc.	1,700	39,308
Fujicco Co., Ltd.	1,700	38,899
Genky Stores, Inc. (a)	200	5,338
Hokuto Corp.	1,600	28,124
Ito En, Ltd.	1,400	51,086
Itoham Yonekyu Holdings, Inc.	2,700	24,486
Japan Tobacco, Inc.	21,878	768,534
Kagome Co., Ltd.	1,300	39,569
Kao Corp.	10,708	635,847
Kenko Mayonnaise Co., Ltd. (a)	900	25,952
Kewpie Corp.	3,300	86,641
Key Coffee, Inc.	3,300	64,555
Kikkoman Corp.	4,000	127,804
Kirin Holdings Co., Ltd.	18,075	368,224
Kobayashi Pharmaceutical Co., Ltd.	1,700	100,917
Kobe Bussan Co., Ltd.	200	9,470
Kose Corp.	700	76,442
Kotobuki Spirits Co., Ltd.	1,000	32,707
Kusuri no Aoki Holdings Co., Ltd.	400	20,968
Lawson, Inc.	824	57,642
Life Corp.	900	25,271
Lion Corp.	7,000	144,909
Maruha Nichiro Corp.	300	7,925
Matsumotokiyoshi Holdings Co., Ltd.	1,200	68,245

See accompanying notes to schedule of investments

SPDR S&P International Consumer Staples Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Megmilk Snow Brand Co., Ltd.	700	$19,500
MEIJI Holdings Co., Ltd.	3,200	259,452
Ministop Co., Ltd.	400	8,380
Morinaga & Co., Ltd.	1,500	85,173
Morinaga Milk Industry Co., Ltd.	3,000	22,855
NH Foods, Ltd.	4,000	121,574
Nichirei Corp.	4,493	125,961
Nippon Suisan Kaisha, Ltd.	4,400	25,728
Nisshin Seifun Group, Inc.	4,600	75,534
Nissin Foods Holdings Co., Ltd.	1,600	99,964
Oenon Holdings, Inc.	25,351	63,400
Pigeon Corp.	1,900	68,823
Pola Orbis Holdings, Inc. (a)	1,200	31,634
Prima Meat Packers, Ltd.	1,000	5,874
Qol Co., Ltd.	500	7,498
S Foods, Inc.	300	11,040
San-A Co., Ltd.	300	13,257
Sapporo Holdings, Ltd.	1,500	41,318
Seven & i Holdings Co., Ltd.	16,775	690,946
Shiseido Co., Ltd.	8,393	298,341
Shoei Foods Corp.	200	5,910
Sugi Holdings Co., Ltd.	800	42,862
Sundrug Co., Ltd.	1,000	37,291
Suntory Beverage & Food, Ltd.	1,700	78,978
Takara Holdings, Inc.	4,000	41,652
Toyo Suisan Kaisha, Ltd.	1,500	57,472
Tsuruha Holdings, Inc.	700	74,324
Unicharm Corp.	9,900	248,645
Valor Holdings Co., Ltd.	900	20,425
Warabeya Nichiyo Holdings Co., Ltd.	300	8,277
Welcia Holdings Co., Ltd.	900	33,321
Yakult Honsha Co., Ltd.	3,080	209,701
Yamazaki Baking Co., Ltd.	4,600	91,664
Yaoko Co., Ltd.	400	17,106

		7,400,450

NETHERLANDS — 3.0%
Heineken Holding NV	1,048	95,923
Heineken NV	5,015	486,931
Koninklijke Ahold Delhaize NV	28,724	548,422

		1,131,276

NEW ZEALAND — 0.1%
a2 Milk Co., Ltd. (a) (b)	14,153	41,451
Scales Corp., Ltd.	6,281	15,269

		56,720

NORWAY — 1.0%
Grieg Seafood ASA	2,096	14,563
Leroy Seafood Group ASA	2,310	12,506
Marine Harvest ASA (b)	10,165	173,408
Norway Royal Salmon ASA	834	12,694
Orkla ASA	14,411	145,974
Salmar ASA	638	15,774

		374,919

PORTUGAL — 0.3%
Jeronimo Martins SGPS SA	3,957	77,130
Sonae SGPS SA (a)	18,952	21,053

		98,183

SINGAPORE — 0.6%
Delfi, Ltd.	4,400	6,392
Golden Agri-Resources, Ltd.	187,175	50,979
Wilmar International, Ltd.	68,000	165,450

		222,821

SOUTH KOREA — 3.5%
Able C&C Co., Ltd.	317	7,148
Amorepacific Corp.	614	163,139
AMOREPACIFIC Group	564	64,083
BGF retail Co., Ltd.	534	47,139
Binggrae Co., Ltd.	173	10,312
CJ CheilJedang Corp.	125	39,494
CJ Freshway Corp.	118	4,285
Cosmax, Inc.	114	11,458
Crown Confectionery Co., Ltd. (b)	416	6,672
CROWNHAITAI Holdings Co., Ltd.	323	6,846
Dae Han Flour Mills Co., Ltd.	155	25,604
Daesang Corp.	755	17,454
Dongsuh Cos., Inc.	1,435	38,379
Dongwon Industries Co., Ltd.	64	18,068
E-MART, Inc.	387	79,318
GS Retail Co., Ltd.	467	21,061
Harim Co., Ltd.	2,580	11,365
Hite Jinro Co., Ltd.	718	14,622
Hyundai Greenfood Co., Ltd.	785	12,144
Jinro Distillers Co., Ltd.	788	22,590
Korea Kolmar Co., Ltd.	232	14,640
Korea Kolmar Holdings Co., Ltd.	105	2,946
KT&G Corp.	2,398	245,218
Leaders Cosmetics Co., Ltd. (b)	229	3,312
LG Household & Health Care, Ltd.	188	163,328
LG Household & Health Care, Ltd. Preference Shares	19	10,329
Lotte Chilsung Beverage Co., Ltd.	5	7,490
Lotte Confectionery Co., Ltd.	170	29,419
Lotte Food Co., Ltd.	43	23,902
Maeil Dairies Co., Ltd. (b)	323	21,088
Maeil Holdings Co., Ltd.	290	6,932
Muhak Co., Ltd.	225	4,671
Namyang Dairy Products Co., Ltd.	19	12,704
Nong Woo Bio Co., Ltd. (b)	860	12,252
NongShim Co., Ltd.	64	18,879
Orion Corp. (d)	67	46,730
Ottogi Corp.	67	46,261
Pulmuone Co., Ltd.	26	3,068
Sajo Industries Co., Ltd.	231	16,233
Samyang Holdings Corp.	140	14,989
SPC Samlip Co., Ltd.	29	4,600
Sunjin Co., Ltd.	688	11,786

		1,341,958

SPAIN — 0.5%
Distribuidora Internacional de Alimentacion SA	10,576	65,752
Ebro Foods SA	3,898	88,917
Viscofan SA	640	37,812

		192,481

SWEDEN — 1.8%
Essity AB Class A (b)	2,316	63,374

See accompanying notes to schedule of investments

SPDR S&P International Consumer Staples Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Essity AB Class B (b)	10,954	$299,352
ICA Gruppen AB (a)	1,003	37,292
Svenska Cellulosa AB SCA Class A	2,316	20,045
Svenska Cellulosa AB SCA Class B	10,954	82,792
Swedish Match AB	5,388	189,532

		692,387

SWITZERLAND — 15.7%
Aryzta AG (a) (b)	1,769	58,243
Barry Callebaut AG (b)	24	33,031
Chocoladefabriken Lindt & Spruengli AG (e)	2	139,613
Chocoladefabriken Lindt & Spruengli AG (e)	18	104,506
Coca-Cola HBC AG (b)	3,318	97,318
Nestle SA	62,907	5,481,741
Oriflame Holding AG (b)	1,010	37,911

		5,952,363

UNITED KINGDOM — 28.8%
Associated British Foods PLC	7,056	269,096
Booker Group PLC	30,207	73,060
British American Tobacco PLC	36,510	2,482,205
Britvic PLC	5,524	49,654
Coca-Cola European Partners PLC	4,434	180,331
Cranswick PLC	1,013	36,896
Diageo PLC	51,384	1,514,115
Greggs PLC	2,100	29,460
Imperial Brands PLC	19,375	867,889
J Sainsbury PLC	33,313	108,915
Reckitt Benckiser Group PLC	13,430	1,357,910
Tate & Lyle PLC	12,867	110,644
Tesco PLC (b)	163,040	357,486
Unilever NV (a)	34,026	1,875,220
Unilever PLC	25,767	1,390,679
Wm Morrison Supermarkets PLC	56,485	176,971

		10,880,531

TOTAL COMMON STOCKS (Cost $36,923,700)		38,634,259

SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (f) (g) (Cost $7,643)	7,643	7,643
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h) (Cost $295,073)	295,073	295,073

TOTAL SHORT-TERM INVESTMENTS (Cost $302,716)		302,716

TOTAL INVESTMENTS — 102.9% (Cost $37,226,416)		38,936,975
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(1,109,540)

NET ASSETS — 100.0%		$37,827,435

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 0.0% of net assets as of June 30, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $46,730 representing 0.1% of net assets.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2017.
(h)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,594,432	$—	$—	$1,594,432
Belgium	1,987,039	—	—	1,987,039
Canada	1,328,191	—	—	1,328,191
Denmark	355,154	—	—	355,154
Faeroe Islands	31,640	—	—	31,640
Finland	128,626	—	—	128,626
France	3,053,794	—	—	3,053,794
Germany	1,107,954	—	—	1,107,954
Hong Kong	140,727	—	—	140,727

See accompanying notes to schedule of investments

SPDR S&P International Consumer Staples Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Ireland	$496,787	$—	$—	$496,787
Italy	65,826	—	—	65,826
Japan	7,400,450	—	—	7,400,450
Netherlands	1,131,276	—	—	1,131,276
New Zealand	56,720	—	—	56,720
Norway	374,919	—	—	374,919
Portugal	98,183	—	—	98,183
Singapore	222,821	—	—	222,821
South Korea	1,295,228	46,730	—	1,341,958
Spain	192,481	—	—	192,481
Sweden	692,387	—	—	692,387
Switzerland	5,952,363	—	—	5,952,363
United Kingdom	10,880,531	—	—	10,880,531
Short-Term Investments	302,716	—	—	302,716

TOTAL INVESTMENTS	$38,890,245	$46,730	$—	$38,936,975

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	27,118	$27,118	21	27,139	—	$—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	443,421	435,778	7,643	7,643	142	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	894,318	894,318	—	—	146	—
State Street Navigator Securities Lending Government Money Market Portfolio*	1,530,426	1,530,426	5,713,267	6,948,620	295,073	295,073	6,342	—

TOTAL		$1,557,544				$302,716	$6,630	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR S&P International Energy Sector ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 5.1%
Beach Energy, Ltd.	73,494	$32,415
Caltex Australia, Ltd.	13,296	322,381
FAR, Ltd. (a) (b)	316,765	18,466
Karoon Gas Australia, Ltd. (b)	12,383	12,158
Liquefied Natural Gas, Ltd. (a) (b)	29,359	12,499
New Hope Corp., Ltd.	15,170	17,803
Oil Search, Ltd.	58,574	306,417
Origin Energy, Ltd. (b)	85,034	447,446
Paladin Energy, Ltd. (a) (b) (c)	93,289	3,363
Santos, Ltd. (b)	84,172	195,629
Washington H Soul Pattinson & Co., Ltd. (a)	6,759	86,426
Whitehaven Coal, Ltd. (b)	33,162	73,004
Woodside Petroleum, Ltd.	34,935	800,423
WorleyParsons, Ltd. (b)	10,827	93,180

		2,421,610

AUSTRIA — 0.8%
OMV AG	6,531	338,442
Schoeller-Bleckmann Oilfield Equipment AG (a) (b)	494	32,285

		370,727

BELGIUM — 0.1%
Euronav NV (a)	7,203	56,900

CANADA — 31.2%
Advantage Oil & Gas, Ltd. (b)	8,281	55,921
Africa Oil Corp. (b)	18,944	27,861
AltaGas, Ltd.	7,516	171,768
ARC Resources, Ltd. (a)	17,016	222,216
Athabasca Oil Corp. (b)	24,108	18,749
Baytex Energy Corp. (b)	13,005	31,544
Birchcliff Energy, Ltd.	9,991	47,005
Bonavista Energy Corp.	14,267	29,771
Bonterra Energy Corp.	1,620	20,881
Calfrac Well Services, Ltd. (b)	4,673	9,031
Cameco Corp.	18,737	170,389
Canacol Energy, Ltd. (a) (b)	7,152	23,625
Canadian Natural Resources, Ltd.	52,551	1,514,174
Cardinal Energy, Ltd. (a)	3,600	13,361
Cenovus Energy, Inc.	48,150	354,442
CES Energy Solutions Corp. (a)	12,298	54,734
Crescent Point Energy Corp. (a)	25,900	197,835
Crew Energy, Inc. (b)	6,634	20,484
Denison Mines Corp. (b)	23,240	10,021
Enbridge Income Fund Holdings, Inc. (a)	4,560	113,026
Enbridge, Inc.	68,412	2,721,309
Encana Corp.	46,750	410,732
Enerflex, Ltd.	3,721	53,923
Enerplus Corp.	12,488	101,158
Ensign Energy Services, Inc.	6,536	34,877
Fission Uranium Corp. (b)	28,775	13,516
Freehold Royalties, Ltd.	4,170	41,902
Gibson Energy, Inc.	6,223	80,309
Gran Tierra Energy, Inc. (b)	19,535	43,321
Husky Energy, Inc. (b)	13,985	158,512
Imperial Oil, Ltd.	12,056	350,902
Inter Pipeline, Ltd.	17,173	335,870

International Petroleum Corp. (b)	3,055	9,055
Kelt Exploration, Ltd. (b)	6,729	32,539
Keyera Corp.	8,956	281,500
Lightstream Resources, Ltd. (b) (d)	6,978	—
MEG Energy Corp. (b)	8,897	26,101
Mullen Group, Ltd. (a)	4,903	60,405
NexGen Energy, Ltd. (b)	14,737	32,567
NuVista Energy, Ltd. (b)	7,263	36,631
Obsidian Energy, Ltd. (b)	26,883	34,141
Painted Pony Energy, Ltd. (b)	4,092	14,903
Paramount Resources, Ltd. Class A (b)	2,533	37,233
Parex Resources, Inc. (b)	6,907	78,446
Parkland Fuel Corp.	4,679	107,040
Pason Systems, Inc.	3,258	48,518
Pembina Pipeline Corp.	18,787	621,315
Pengrowth Energy Corp. (a) (b)	25,450	19,988
Peyto Exploration & Development Corp. (a)	7,881	142,728
PrairieSky Royalty, Ltd.	9,708	220,742
Precision Drilling Corp. (b)	17,595	60,018
Raging River Exploration, Inc. (b)	12,912	80,433
Secure Energy Services, Inc.	9,715	66,203
Seven Generations Energy, Ltd. Class A (b)	11,582	198,072
ShawCor, Ltd. (a)	3,021	61,597
Spartan Energy Corp. (a) (b)	7,538	35,695
Suncor Energy, Inc.	70,348	2,052,426
Sunshine Oilsands, Ltd. (b)	110,000	3,523
Surge Energy, Inc.	11,818	19,019
Tamarack Valley Energy, Ltd. (b)	7,105	12,200
TORC Oil & Gas, Ltd. (a)	5,910	23,072
Tourmaline Oil Corp. (b)	11,775	252,781
TransCanada Corp. (a)	40,590	1,932,143
Trican Well Service, Ltd. (b)	18,473	51,634
Trilogy Energy Corp. (b)	2,425	9,093
Trinidad Drilling, Ltd. (b)	11,555	17,350
Veresen, Inc.	15,460	218,323
Vermilion Energy, Inc.	5,693	180,342
Whitecap Resources, Inc. (a)	17,081	121,791

		14,652,736

COLOMBIA — 0.1%
Frontera Energy Corp. (b)	2,460	64,876

FINLAND — 0.5%
Neste Oyj	6,067	238,661

FRANCE — 11.2%
Bourbon Corp. (a)	1,517	14,707
CGG SA (a) (b)	1,598	7,363
Gaztransport Et Technigaz SA	861	34,346
TOTAL SA	103,879	5,128,372
Vallourec SA (a) (b)	17,087	103,659

		5,288,447

GERMANY — 0.0% (e)
VERBIO Vereinigte BioEnergie AG	1,625	18,293

HONG KONG — 0.2%
Brightoil Petroleum Holdings, Ltd. (b)	168,000	45,409
Sino Oil And Gas Holdings, Ltd. (b)	805,000	19,283

See accompanying notes to schedule of investments

SPDR S&P International Energy Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Yanchang Petroleum International, Ltd. (b)	490,000	$10,859

		75,551

ISRAEL — 0.5%
Delek Energy Systems, Ltd.	37	20,495
Delek Group, Ltd.	217	47,452
Jerusalem Oil Exploration (b)	431	25,862
Naphtha Israel Petroleum Corp., Ltd. (b)	2,854	22,646
Oil Refineries, Ltd.	111,570	49,107
Paz Oil Co., Ltd.	394	67,302

		232,864

ITALY — 5.4%
Eni SpA	124,296	1,865,638
Saipem SpA (a) (b)	30,481	112,430
Saras SpA	18,419	42,814
Snam SpA	115,204	501,407

		2,522,289

JAPAN — 3.6%
Cosmo Energy Holdings Co., Ltd.	4,000	63,047
Idemitsu Kosan Co., Ltd.	5,600	158,989
Inpex Corp.	48,700	468,536
Itochu Enex Co., Ltd.	1,300	11,512
Japan Petroleum Exploration Co., Ltd.	1,600	33,364
JXTG Holdings, Inc.	171,647	749,619
Modec, Inc.	500	11,125
Nippon Gas Co., Ltd.	1,600	51,834
San-Ai Oil Co., Ltd.	1,000	10,208
Shinko Plantech Co., Ltd.	1,000	7,725
Showa Shell Sekiyu KK	10,500	97,375
Sinanen Holdings Co., Ltd.	800	16,312
Toyo Kanetsu KK	3,000	8,250

		1,687,896

LUXEMBOURG — 0.8%
Tenaris SA	23,042	358,729

NETHERLANDS — 19.9%
Fugro NV (b)	2,985	44,259
Koninklijke Vopak NV	3,307	153,135
Royal Dutch Shell PLC Class A	178,882	4,728,499
Royal Dutch Shell PLC Class B	158,696	4,251,597
SBM Offshore NV	10,098	161,587

		9,339,077

NEW ZEALAND — 0.3%
New Zealand Refining Co., Ltd.	9,980	17,830
Z Energy, Ltd.	19,271	111,471

		129,301

NORWAY — 2.6%
Akastor ASA (b)	10,269	16,856
Aker BP ASA	4,606	67,908
Aker Solutions ASA (b)	6,269	28,222
BW LPG, Ltd. (f)	4,040	13,987
BW Offshore, Ltd. (b)	5,639	14,137
DNO ASA (b)	32,815	29,929
Frontline, Ltd. (a)	3,274	18,409
Hoegh LNG Holdings, Ltd.	1,730	17,193
Kvaerner ASA (b)	19,965	24,311
Petroleum Geo-Services ASA (b)	16,417	28,418

Statoil ASA	50,583	835,738
TGS Nopec Geophysical Co. ASA	5,333	108,931

		1,204,039

PORTUGAL — 0.6%
Galp Energia SGPS SA	20,516	310,161

SINGAPORE — 0.0% (e)
Ezion Holdings, Ltd. (b)	75,633	12,909

SOUTH KOREA — 1.4%
GS Holdings Corp.	2,037	121,421
S-Oil Corp.	1,609	133,316
SK Gas, Ltd.	161	18,152
SK Innovation Co., Ltd.	2,889	400,215

		673,104

SPAIN — 2.5%
Enagas SA (a)	10,421	291,793
Repsol SA	54,039	825,898
Tecnicas Reunidas SA	1,564	60,409

		1,178,100

SWEDEN — 0.4%
Lundin Petroleum AB (b)	9,711	186,632
Tethys Oil AB	2,143	14,863

		201,495

UNITED KINGDOM — 11.6%
Afren PLC (a) (b) (d)	26,211	—
Amec Foster Wheeler PLC	21,277	129,123
BP PLC	780,412	4,488,733
Cairn Energy PLC (b)	27,115	60,651
EnQuest PLC (b)	37,055	15,282
Genel Energy PLC (b)	7,726	8,304
Hunting PLC (b)	5,674	35,952
James Fisher & Sons PLC	2,566	54,263
John Wood Group PLC	17,925	149,132
Ophir Energy PLC (b)	21,704	24,034
Petrofac, Ltd.	12,929	74,230
Premier Oil PLC (a) (b)	25,020	16,250
Seadrill, Ltd. (a) (b)	17,877	6,530
Soco International PLC	18,893	28,652
Stobart Group, Ltd.	14,165	54,500
Subsea 7 SA	12,094	162,136
Tullow Oil PLC (b)	66,572	130,316

		5,438,088

UNITED STATES — 0.4%
DHT Holdings, Inc.	4,336	17,994
Golar LNG, Ltd.	3,934	87,531
Nordic American Tankers, Ltd. (a)	4,338	27,503
Ship Finance International, Ltd. (a)	2,866	38,978

		172,006

TOTAL COMMON STOCKS (Cost $52,624,628)		46,647,859

WARRANTS — 0.0% (e)
SINGAPORE — 0.0% (e)
Ezion Holdings, Ltd. (expiring 4/24/20) (b) (Cost $0)	6,896	165

See accompanying notes to schedule of investments

SPDR S&P International Energy Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

RIGHTS — 0.1%
SPAIN — 0.1%
Repsol SA (expiring 7/17/17) (b) (Cost $25,746)	54,039	$24,654

SHORT-TERM INVESTMENTS — 7.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (g) (h)	8,228	8,228
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	3,287,369	3,287,369

TOTAL SHORT-TERM INVESTMENTS (Cost $3,295,597)		3,295,597

TOTAL INVESTMENTS — 106.3% (Cost $55,945,971)		49,968,275
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%		(2,973,227)

NET ASSETS — 100.0%		$46,995,048

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $3,363 representing less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2017, total aggregate fair value of securities is $0, representing 0.0% of the Fund’s net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 0.0% of net assets as of June 30, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2017.
(i)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$2,418,247	$3,363	$—		$2,421,610
Austria	370,727	—	—		370,727
Belgium	56,900	—	—		56,900
Canada	14,652,736	—	0	(a)	14,652,736
Colombia	64,876	—	—		64,876
Finland	238,661	—	—		238,661
France	5,288,447	—	—		5,288,447
Germany	18,293	—	—		18,293
Hong Kong	75,551	—	—		75,551
Israel	232,864	—	—		232,864
Italy	2,522,289	—	—		2,522,289
Japan	1,687,896	—	—		1,687,896
Luxembourg	358,729	—	—		358,729
Netherlands	9,339,077	—	—		9,339,077
New Zealand	129,301	—	—		129,301
Norway	1,204,039	—	—		1,204,039
Portugal	310,161	—	—		310,161
Singapore	12,909	—	—		12,909
South Korea	673,104	—	—		673,104
Spain	1,178,100	—	—		1,178,100
Sweden	201,495	—	—		201,495
United Kingdom	5,438,088	—	0	(a)	5,438,088
United States	172,006	—	—		172,006
Warrants
Singapore	165	—	—		165

See accompanying notes to schedule of investments

SPDR S&P International Energy Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Rights
Spain	$24,654	$—	$—	$24,654
Short-Term Investments	3,295,597	—	—	3,295,597

TOTAL INVESTMENTS	$49,964,912	$3,363	$0	$49,968,275

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2017.

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	32,462	$32,462	13,400	45,862	—	$—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	697,453	689,225	8,228	8,228	162	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,856,411	1,856,411	—	—	203	—
State Street Navigator Securities Lending Government Money Market Portfolio*	2,840,776	2,840,776	36,937,179	36,490,586	3,287,369	3,287,369	29,127	—

TOTAL		$2,873,238				$3,295,597	$29,492	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR S&P International Financial Sector ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 10.7%
AMP, Ltd.	7,009	$27,903
ASX, Ltd.	693	28,497
Australia & New Zealand Banking Group, Ltd.	6,248	137,641
Bank of Queensland, Ltd.	1,370	12,032
Bendigo & Adelaide Bank, Ltd.	1,404	11,933
Challenger, Ltd.	1,709	17,487
Commonwealth Bank of Australia	3,641	231,274
Insurance Australia Group, Ltd.	4,773	24,822
IOOF Holdings, Ltd. (a)	1,120	8,419
Macquarie Group, Ltd.	743	50,438
Medibank Pvt, Ltd.	6,922	14,867
National Australia Bank, Ltd.	5,681	128,942
QBE Insurance Group, Ltd.	3,024	27,394
Suncorp Group, Ltd.	2,624	29,829
Westpac Banking Corp.	7,135	166,978

		918,456

AUSTRIA — 0.4%
Erste Group Bank AG (b)	952	36,402

BELGIUM — 1.4%
Ackermans & van Haaren NV	70	11,672
Ageas	709	28,513
Groupe Bruxelles Lambert SA	217	20,862
KBC Group NV	753	57,035

		118,082

CANADA — 13.7%
Bank of Montreal	1,482	108,659
Bank of Nova Scotia	2,615	157,077
Brookfield Asset Management, Inc. Class A	1,943	76,137
Canadian Imperial Bank of Commerce	885	71,818
CI Financial Corp.	675	14,366
ECN Capital Corp. (a)	1,363	4,198
Element Fleet Management Corp. (a)	1,164	7,977
Fairfax Financial Holdings, Ltd.	6	2,596
Great-West Lifeco, Inc.	1,006	27,228
Industrial Alliance Insurance & Financial Services, Inc.	343	14,859
Intact Financial Corp.	492	37,111
Manulife Financial Corp.	4,299	80,472
National Bank of Canada	848	35,606
Onex Corp.	229	18,305
Power Corp. of Canada	783	17,834
Power Financial Corp. (a)	1,055	27,027
Royal Bank of Canada	3,193	231,503
Sun Life Financial, Inc.	1,328	47,406
Toronto-Dominion Bank	3,959	199,215
Trisura Group, Ltd. (b)	11	184

		1,179,578

DENMARK — 1.0%
Danske Bank A/S	1,705	65,493
Jyske Bank A/S	238	13,764
Sydbank A/S	158	5,948

		85,205

FINLAND — 0.6%
Sampo Oyj Class A	987	50,511

FRANCE — 5.7%
ABC arbitrage	2,814	20,701
AXA SA	4,159	113,608
BNP Paribas SA	2,420	174,054
CNP Assurances	286	6,411
Credit Agricole SA	2,267	36,419
Natixis SA (a)	2,416	16,195
SCOR SE	472	18,686
Societe Generale SA	1,647	88,495
Wendel SA	126	18,625

		493,194

GERMANY — 4.6%
Allianz SE	991	194,861
Commerzbank AG (b)	2,511	29,871
Deutsche Bank AG	3,042	53,865
Deutsche Boerse AG	329	34,680
Hannover Rueck SE	135	16,159
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	332	66,853

		396,289

HONG KONG — 4.4%
AIA Group, Ltd.	26,223	191,639
Bank of East Asia, Ltd.	2,776	11,931
BOC Hong Kong Holdings, Ltd.	9,949	47,601
Goldin Financial Holdings, Ltd. (b)	4,000	1,799
Haitong International Securities Group, Ltd.	10,000	5,905
Hang Seng Bank, Ltd.	1,989	41,607
Hong Kong Exchanges & Clearing, Ltd.	2,794	72,226
Kingston Financial Group, Ltd.	14,000	5,057

		377,765

IRELAND — 0.2%
Bank of Ireland (b)	56,065	14,707

ISRAEL — 0.6%
Bank Hapoalim BM	2,817	19,003
Bank Leumi Le-Israel BM	6,494	31,580

		50,583

ITALY — 3.4%
Assicurazioni Generali SpA	3,162	51,968
Azimut Holding SpA	396	7,927
Banca Monte dei Paschi di Siena SpA (b) (c)	37	318
Banco BPM SpA (b)	2,152	7,192
Intesa Sanpaolo SpA (d)	4,524	13,395
Intesa Sanpaolo SpA (d)	30,721	97,268
Mediobanca SpA	1,539	15,166
Poste Italiane SpA (e)	1,302	8,902
UniCredit SpA (b)	4,245	79,161
Unione di Banche Italiane SpA	3,061	13,148

		294,445

JAPAN — 13.2%
Aozora Bank, Ltd.	5,000	19,046
Bank of Kyoto, Ltd.	1,000	9,434
Bank of the Ryukyus, Ltd.	1,700	24,874
Chiba Bank, Ltd.	5,000	36,223
Concordia Financial Group, Ltd.	5,300	26,726
Dai-ichi Life Holdings, Inc.	2,783	50,194
Daiwa Securities Group, Inc.	2,878	17,054

See accompanying notes to schedule of investments

SPDR S&P International Financial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Fukuoka Financial Group, Inc.	5,000	$23,763
Japan Exchange Group, Inc.	2,100	38,034
Japan Post Bank Co., Ltd.	1,300	16,638
Japan Post Holdings Co., Ltd.	1,300	16,128
Kyushu Financial Group, Inc.	1,600	10,096
Mebuki Financial Group, Inc.	3,100	11,533
Mitsubishi UFJ Financial Group, Inc.	30,944	207,872
Mizuho Financial Group, Inc.	56,228	102,788
MS&AD Insurance Group Holdings, Inc.	774	25,997
Nomura Holdings, Inc.	9,707	58,176
ORIX Corp.	3,372	52,219
Resona Holdings, Inc.	4,127	22,718
Shinsei Bank, Ltd.	7,000	12,211
Shizuoka Bank, Ltd.	1,989	17,967
Sompo Holdings, Inc.	1,189	45,915
Sumitomo Mitsui Financial Group, Inc.	3,146	122,609
Sumitomo Mitsui Trust Holdings, Inc.	1,182	42,279
Suruga Bank, Ltd.	700	16,958
T&D Holdings, Inc.	2,477	37,686
Tokio Marine Holdings, Inc.	1,761	72,894

		1,138,032

NETHERLANDS — 3.1%
ABN AMRO Group NV (e)	615	16,280
Aegon NV	3,341	17,037
ASR Nederland NV	434	14,615
Euronext NV (e)	222	11,508
EXOR NV	589	31,836
Flow Traders (e)	147	4,049
ING Groep NV	8,337	143,582
NN Group NV	667	23,675

		262,582

NORWAY — 0.5%
DNB ASA	1,867	31,649
Gjensidige Forsikring ASA	799	13,592

		45,241

PORTUGAL — 0.0% (f)
Banco Comercial Portugues SA Class R (b)	15,737	4,231

SINGAPORE — 2.2%
DBS Group Holdings, Ltd.	4,547	68,493
Oversea-Chinese Banking Corp., Ltd.	8,278	64,872
Singapore Exchange, Ltd.	1,800	9,596
United Overseas Bank, Ltd.	2,971	49,889

		192,850

SOUTH AFRICA — 0.2%
Investec PLC	1,804	13,439

SOUTH KOREA — 2.8%
DGB Financial Group, Inc.	1,108	11,427
Dongbu Insurance Co., Ltd.	183	10,876
Hana Financial Group, Inc.	790	31,244
Hanwha General Insurance Co., Ltd.	2,879	21,313
KB Financial Group, Inc.	596	30,056
KB Financial Group, Inc. ADR	423	21,357
Samsung Fire & Marine Insurance Co., Ltd.	83	20,421
Samsung Life Insurance Co., Ltd.	222	22,702
Shinhan Financial Group Co., Ltd.	731	31,498
Shinhan Financial Group Co., Ltd. ADR	328	14,265

Woori Bank	1,458	23,511

		238,670

SPAIN — 5.2%
Banco Bilbao Vizcaya Argentaria SA	14,478	119,966
Banco de Sabadell SA	12,748	25,866
Banco Santander SA	30,973	204,610
Bankia SA	3,676	17,743
Bankinter SA (a)	2,157	19,841
Bolsas y Mercados Espanoles SHMSF SA	469	16,912
CaixaBank SA	7,600	36,233
Mapfre SA	1,787	6,233

		447,404

SWEDEN — 4.3%
Industrivarden AB Class A	917	23,320
Industrivarden AB Class C	296	7,089
Investor AB Class A	268	12,605
Investor AB Class B	1,230	59,207
Kinnevik AB Class B	723	22,107
L E Lundbergforetagen AB Class B	160	12,615
Nordea Bank AB	6,744	85,714
Skandinaviska Enskilda Banken AB Class A	3,767	45,510
Svenska Handelsbanken AB Class A	3,413	48,800
Swedbank AB Class A	2,234	54,376

		371,343

SWITZERLAND — 5.7%
Baloise Holding AG	165	25,534
Credit Suisse Group AG (b)	4,379	63,377
GAM Holding AG (b)	892	11,969
Helvetia Holding AG	10	5,728
Julius Baer Group, Ltd. (b)	727	38,299
Partners Group Holding AG	42	26,073
Swiss Life Holding AG (b)	70	23,654
Swiss Re AG	705	64,526
UBS Group AG (b)	8,303	140,804
Zurich Insurance Group AG	322	93,844

		493,808

UNITED KINGDOM — 15.0%
3i Group PLC	4,799	56,259
Aberdeen Asset Management PLC	2,305	9,042
Admiral Group PLC	556	14,466
Ashmore Group PLC	1,167	5,354
Aviva PLC	9,033	61,718
Barclays PLC	33,915	89,319
Beazley PLC	943	5,979
Close Brothers Group PLC	430	8,429
CYBG PLC (b)	1,843	6,658
Direct Line Insurance Group PLC	3,012	13,905
Hargreaves Lansdown PLC	574	9,708
Hiscox, Ltd.	728	11,981
HSBC Holdings PLC	44,535	411,709
IG Group Holdings PLC	933	6,884
Jupiter Fund Management PLC	1,405	9,216
Legal & General Group PLC	12,040	40,396
Lloyds Banking Group PLC	136,209	117,038
London Stock Exchange Group PLC	930	44,045
Man Group PLC	6,689	13,450
Metro Bank PLC (b)	171	7,970

See accompanying notes to schedule of investments

SPDR S&P International Financial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

NEX Group PLC	760	$6,165
Old Mutual PLC	10,707	26,898
Phoenix Group Holdings	709	7,128
Provident Financial PLC	298	9,418
Prudential PLC	5,378	123,019
Royal Bank of Scotland Group PLC (b)	7,222	23,190
RSA Insurance Group PLC	3,011	24,073
Schroders PLC	205	8,265
Schroders PLC NVDR	461	13,246
St James’s Place PLC	1,200	18,424
Standard Chartered PLC (b)	5,971	60,280
Standard Life PLC	4,405	22,836
TP ICAP PLC	621	3,769

		1,290,237

UNITED STATES — 0.4%
Thomson Reuters Corp.	686	31,714

TOTAL COMMON STOCKS (Cost $9,132,138)		8,544,768

SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (g) (h)	7,400	7,400
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	74,558	74,558

TOTAL SHORT-TERM INVESTMENTS (Cost $81,958)		81,958

TOTAL INVESTMENTS — 100.3% (Cost $9,214,096)		8,626,726
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(24,585)

NET ASSETS — 100.0%		$8,602,141

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $318 representing 0.0% of net assets.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2017.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

NVDR = Non Voting Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$918,456	$—	$—	$918,456
Austria	36,402	—	—	36,402
Belgium	118,082	—	—	118,082
Canada	1,179,578	—	—	1,179,578
Denmark	85,205	—	—	85,205
Finland	50,511	—	—	50,511
France	493,194	—	—	493,194
Germany	396,289	—	—	396,289
Hong Kong	377,765	—	—	377,765
Ireland	14,707	—	—	14,707
Israel	50,583	—	—	50,583
Italy	294,127	318	—	294,445
Japan	1,138,032	—	—	1,138,032

See accompanying notes to schedule of investments

SPDR S&P International Financial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Netherlands	$262,582	$—	$—	$262,582
Norway	45,241	—	—	45,241
Portugal	4,231	—	—	4,231
Singapore	192,850	—	—	192,850
South Africa	13,439	—	—	13,439
South Korea	238,670	—	—	238,670
Spain	447,404	—	—	447,404
Sweden	371,343	—	—	371,343
Switzerland	493,808	—	—	493,808
United Kingdom	1,290,237	—	—	1,290,237
United States	31,714	—	—	31,714
Short-Term Investments	81,958	—	—	81,958

TOTAL INVESTMENTS	$8,626,408	$318	$—	$8,626,726

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	21,918	$21,918	—	21,918	—	$—	$1	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	151,451	144,051	7,400	7,400	33	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	175,415	175,415	—	—	23	—
State Street Navigator Securities Lending Government Money Market Portfolio*	268,820	268,820	2,676,891	2,871,153	74,558	74,558	2,331	—

TOTAL		$290,738				$81,958	$2,388	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR S&P International Health Care Sector ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 4.7%
Ansell, Ltd.	21,929	$399,154
Cochlear, Ltd.	7,229	861,971
CSL, Ltd.	49,859	5,278,867
Healthscope, Ltd.	232,142	393,522
Primary Health Care, Ltd.	77,505	216,399
Ramsay Health Care, Ltd.	17,896	1,010,316
Sonic Healthcare, Ltd.	58,200	1,081,237

		9,241,466

BELGIUM — 0.9%
AGFA-Gevaert NV (a)	37,985	184,559
Galapagos NV (a)	6,079	463,567
UCB SA	15,917	1,093,424

		1,741,550

CANADA — 0.3%
Canopy Growth Corp. (a) (b)	19,007	116,644
CRH Medical Corp. (a)	18,648	105,969
Novadaq Technologies, Inc. (a)	15,180	177,910
ProMetic Life Sciences, Inc. (a) (b)	110,250	142,620

		543,143

DENMARK — 6.6%
Bavarian Nordic A/S (a) (b)	5,387	316,916
Coloplast A/S Class B	13,166	1,098,715
Genmab A/S (a)	6,703	1,428,249
GN Store Nord A/S	24,567	716,418
H Lundbeck A/S	8,259	462,944
Novo Nordisk A/S Class B	199,733	8,542,302
William Demant Holding A/S (a)	22,267	575,565

		13,141,109

FINLAND — 0.6%
Orion Oyj Class B	17,349	1,106,116

FRANCE — 9.0%
BioMerieux.	2,370	512,238
Cellectis SA (a)	6,020	155,311
DBV Technologies SA (a)	3,395	239,493
Essilor International SA	22,329	2,837,062
Ipsen SA	5,281	721,886
Korian SA (b)	12,888	439,145
Orpea	6,454	718,297
Sanofi	126,616	12,095,939
Virbac SA (a)	864	138,454

		17,857,825

GERMANY — 10.9%
Bayer AG	89,860	11,601,848
Fresenius Medical Care AG & Co. KGaA	24,218	2,324,930
Fresenius SE & Co. KGaA	45,581	3,902,175
Gerresheimer AG	4,317	346,780
Merck KGaA	15,164	1,828,978
MorphoSys AG (a)	4,263	301,940
RHOEN-KLINIKUM AG (b)	7,991	233,049
Sartorius AG Preference Shares	4,455	429,256
STADA Arzneimittel AG	8,255	584,592

		21,553,548

HONG KONG — 0.1%
CK Life Sciences Int’l Holdings, Inc.	1,646,000	139,162
Town Health International Medical Group, Ltd. (b)	960,079	83,630

		222,792

IRELAND — 0.2%
UDG Healthcare PLC	37,642	423,431
UDG Healthcare PLC (c)	6,214	69,901

		493,332

ISRAEL — 1.9%
Teva Pharmaceutical Industries, Ltd.	111,801	3,697,119

ITALY — 0.3%
Recordati SpA	14,049	569,158

JAPAN — 16.7%
Alfresa Holdings Corp.	24,900	480,227
Asahi Intecc Co., Ltd.	7,800	354,735
Astellas Pharma, Inc.	236,000	2,886,988
Chugai Pharmaceutical Co., Ltd.	23,725	887,893
Daiichi Sankyo Co., Ltd.	71,100	1,674,988
Eisai Co., Ltd.	31,800	1,756,132
Hisamitsu Pharmaceutical Co., Inc.	8,700	416,572
Hoya Corp.	46,200	2,398,403
Kaken Pharmaceutical Co., Ltd.	7,400	403,720
Kissei Pharmaceutical Co., Ltd.	8,000	217,159
KYORIN Holdings, Inc.	8,900	197,391
Kyowa Hakko Kirin Co., Ltd.	31,822	591,069
M3, Inc.	23,800	655,580
Medipal Holdings Corp.	24,600	454,956
Miraca Holdings, Inc.	7,900	355,064
Mitsubishi Tanabe Pharma Corp.	30,900	713,923
Nakanishi, Inc.	1,100	44,593
Nihon Kohden Corp.	14,700	339,372
Nippon Shinyaku Co., Ltd.	7,800	499,128
Olympus Corp.	38,700	1,412,157
Ono Pharmaceutical Co., Ltd.	56,400	1,230,299
Otsuka Holdings Co., Ltd.	62,400	2,660,164
PeptiDream, Inc. (a) (b)	14,300	452,443
Rohto Pharmaceutical Co., Ltd.	15,800	326,518
Santen Pharmaceutical Co., Ltd.	48,000	651,050
Sawai Pharmaceutical Co., Ltd.	7,300	409,959
Shionogi & Co., Ltd.	32,100	1,788,127
Ship Healthcare Holdings, Inc.	8,000	248,843
Sosei Group Corp. (a) (b)	700	76,940
Sumitomo Dainippon Pharma Co., Ltd.	23,600	321,990
Suzuken Co., Ltd.	14,700	487,994
Sysmex Corp.	16,600	991,331
Taisho Pharmaceutical Holdings Co., Ltd.	7,700	585,929
Takara Bio, Inc.	8,900	124,201
Takeda Pharmaceutical Co., Ltd.	79,400	4,034,306
Terumo Corp.	39,500	1,555,603
Toho Holdings Co., Ltd.	9,100	179,149
Tsumura & Co.	8,500	344,963

		33,209,859

JORDAN — 0.2%
Hikma Pharmaceuticals PLC	17,598	336,026

See accompanying notes to schedule of investments

SPDR S&P International Health Care Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

LUXEMBOURG — 0.4%
Eurofins Scientific SE	1,268	$713,202

NEW ZEALAND — 0.6%
Fisher & Paykel Healthcare Corp., Ltd.	84,508	708,489
Ryman Healthcare, Ltd.	84,948	515,629

		1,224,118

NORWAY — 0.0% (d)
Nordic Nanovector ASA (a)	8,328	76,453

SINGAPORE — 0.2%
Haw Par Corp., Ltd.	15,100	122,831
Raffles Medical Group, Ltd.	269,908	262,684

		385,515

SOUTH KOREA — 2.5%
Cell Biotech Co., Ltd.	3,201	108,691
Celltrion, Inc. (a)	11,871	1,194,207
Chong Kun Dang Pharmaceutical Corp.	1,767	188,414
DIO Corp. (a)	4,835	139,453
Dong-A Socio Holdings Co., Ltd.	1,331	157,628
Green Cross Corp.	1,704	259,886
Green Cross Holdings Corp.	8,084	224,683
Hanmi Pharm Co., Ltd. (a)	776	252,981
Hanmi Science Co., Ltd. (a)	3,952	291,525
Kolon Life Science, Inc.	1,438	206,371
Komipharm International Co., Ltd. (a)	5,656	178,457
LG Chem, Ltd.	557	141,666
Medy-Tox, Inc.	590	288,773
Osstem Implant Co., Ltd. (a)	4,053	185,620
Samsung Biologics Co., Ltd. (a) (b) (e)	2,095	534,668
ViroMed Co., Ltd. (a)	2,462	221,422
Yuhan Corp.	1,419	305,095
Yungjin Pharmaceutical Co., Ltd. (a) (b)	17,015	168,789

		5,048,329

SPAIN — 0.8%
Grifols SA	57,171	1,590,058

SWEDEN — 0.7%
Elekta AB Class B	51,956	491,868
Getinge AB Class B	26,551	519,086
Swedish Orphan Biovitrum AB (a)	25,513	393,227

		1,404,181

SWITZERLAND — 25.5%
Actelion, Ltd. (a)	8,436	2,358,627
Basilea Pharmaceutica, Ltd. (a)	2,716	229,158
Idorsia, Ltd. (a)	3,190	60,292
Lonza Group AG (a)	7,280	1,575,883
Novartis AG	283,492	23,623,100
Roche Holding AG (f)	5,808	1,498,017
Roche Holding AG (f)	72,749	18,550,938
Sonova Holding AG	6,825	1,109,646
Straumann Holding AG	1,261	718,295
Tecan Group AG	2,019	380,124
Vifor Pharma AG	4,994	551,209

		50,655,289

UNITED KINGDOM — 12.0%
AstraZeneca PLC	136,385	9,097,022
BTG PLC (a)	52,526	476,236
Dechra Pharmaceuticals PLC	16,903	373,254

Genus PLC	12,483	288,623
GlaxoSmithKline PLC	523,071	11,112,285
Indivior PLC	85,123	345,754
Smith & Nephew PLC	112,090	1,929,190
Spire Healthcare Group PLC (e)	44,608	187,853

		23,810,217

UNITED STATES — 4.1%
ICON PLC (a)	7,511	734,501
QIAGEN NV (a)	29,795	989,746
Shire PLC	99,486	5,476,651
Taro Pharmaceutical Industries, Ltd. (a)	2,152	241,153
Valeant Pharmaceuticals International, Inc. (a) (b)	35,285	612,400

		8,054,451

TOTAL COMMON STOCKS (Cost $200,430,577)		196,674,856

SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (g) (h)	873,489	873,489
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	627,157	627,157

TOTAL SHORT-TERM INVESTMENTS (Cost $1,500,646)		1,500,646

TOTAL INVESTMENTS — 99.9% (Cost $201,931,223)		198,175,502
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		99,277

NET ASSETS — 100.0%		$198,274,779

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $69,901 representing less than 0.05% of net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2017.
(i)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments

SPDR S&P International Health Care Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$9,241,466	$—	$—	$9,241,466
Belgium	1,741,550	—	—	1,741,550
Canada	543,143	—	—	543,143
Denmark	13,141,109	—	—	13,141,109
Finland	1,106,116	—	—	1,106,116
France	17,857,825	—	—	17,857,825
Germany	21,553,548	—	—	21,553,548
Hong Kong	222,792	—	—	222,792
Ireland	423,431	69,901	—	493,332
Israel	3,697,119	—	—	3,697,119
Italy	569,158	—	—	569,158
Japan	33,209,859	—	—	33,209,859
Jordan	336,026	—	—	336,026
Luxembourg	713,202	—	—	713,202
New Zealand	1,224,118	—	—	1,224,118
Norway	76,453	—	—	76,453
Singapore	385,515	—	—	385,515
South Korea	5,048,329	—	—	5,048,329
Spain	1,590,058	—	—	1,590,058
Sweden	1,404,181	—	—	1,404,181
Switzerland	50,655,289	—	—	50,655,289
United Kingdom	23,810,217	—	—	23,810,217
United States	8,054,451	—	—	8,054,451
Short-Term Investments	1,500,646	—	—	1,500,646

TOTAL INVESTMENTS	$198,105,601	$69,901	$—	$198,175,502

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	8,823	$8,823	25	8,848	—	$—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	5,053,072	4,179,583	873,489	873,489	392	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,151,121	1,151,121	—	—	256	—
State Street Navigator Securities Lending Government Money Market Portfolio*	2,406,488	2,406,488	6,613,381	8,392,712	627,157	627,157	16,951	—

TOTAL		$2,415,311				$1,500,646	$17,599	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR S&P International Industrial Sector ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 2.0%
Brambles, Ltd.	17,801	$132,856
CIMIC Group, Ltd.	1,906	56,784
GWA Group, Ltd.	18,355	44,349
SEEK, Ltd.	6,587	85,439
Transurban Group Stapled Security	26,774	243,363

		562,791

AUSTRIA — 0.2%
ANDRITZ AG	1,060	63,762

CANADA — 5.8%
Bombardier, Inc. Class B (a)	25,304	45,982
CAE, Inc.	7,629	131,350
Canadian National Railway Co.	7,943	643,538
Canadian Pacific Railway, Ltd.	1,396	224,282
K-Bro Linen, Inc.	1,770	55,198
SNC-Lavalin Group, Inc.	2,785	120,239
Toromont Industries, Ltd.	3,007	110,537
Waste Connections, Inc.	3,529	226,979
WestJet Airlines, Ltd.	1,673	29,822

		1,587,927

CHINA — 0.2%
Fosun International, Ltd.	31,500	49,228

DENMARK — 2.7%
AP Moeller - Maersk A/S Class B	95	190,764
DSV A/S	2,854	175,124
FLSmidth & Co. A/S	1,240	78,256
NKT A/S (a)	893	71,508
Vestas Wind Systems A/S	2,444	225,324

		740,976

FINLAND — 1.7%
Kone Oyj Class B	4,158	211,227
Metso Oyj	2,170	75,141
Valmet Oyj	2,616	50,752
Wartsila Oyj Abp	2,408	142,128

		479,248

FRANCE — 10.2%
Air France-KLM (a)	2,788	39,700
Airbus SE	5,958	489,269
Alstom SA (a) (b)	2,911	101,629
Bouygues SA	2,666	112,263
Bureau Veritas SA	2,248	49,677
Cie de Saint-Gobain	5,009	267,255
Edenred	2,236	58,223
Eiffage SA	1,179	106,985
Groupe Eurotunnel SE (b)	5,413	57,651
Legrand SA	2,843	198,608
Safran SA	3,015	275,926
Schneider Electric SE	5,974	458,354
Thales SA	915	98,349
Vinci SA	4,922	419,518
Zodiac Aerospace	2,676	72,488

		2,805,895

GERMANY — 7.3%
Brenntag AG	1,688	97,572
Deutsche Lufthansa AG	2,314	52,587

Deutsche Post AG	10,083	377,435
GEA Group AG	2,665	108,908
HOCHTIEF AG	419	76,654
MAN SE	350	37,472
OSRAM Licht AG	1,115	88,702
Pfeiffer Vacuum Technology AG	443	64,749
Rheinmetall AG	913	86,555
Siemens AG	7,430	1,019,880

		2,010,514

HONG KONG — 3.0%
Cathay Pacific Airways, Ltd. (b)	30,000	46,577
CK Hutchison Holdings, Ltd.	30,496	382,838
Hopewell Highway Infrastructure, Ltd. (b)	105,500	60,680
Jardine Matheson Holdings, Ltd.	2,478	159,088
Jardine Strategic Holdings, Ltd.	1,802	75,125
MTR Corp., Ltd.	15,319	86,245
Noble Group, Ltd. (a)	17,463	5,898

		816,451

IRELAND — 1.8%
Experian PLC	11,924	243,947
Kingspan Group PLC	2,480	85,012
Ryanair Holdings PLC ADR (a)	1,434	154,313

		483,272

ISRAEL — 0.2%
Inrom Construction Industries, Ltd	10,299	49,109

ITALY — 1.1%
Ansaldo STS SpA (a)	3,718	47,325
ASTM SpA.	3,037	52,408
Atlantia SpA	3,767	105,864
Leonardo SpA	5,240	86,958

		292,555

JAPAN — 31.8%
Asahi Glass Co., Ltd.	3,200	134,710
Central Japan Railway Co.	1,800	293,325
Dai Nippon Printing Co., Ltd.	12,000	133,286
Daikin Industries, Ltd.	3,000	306,248
East Japan Railway Co.	3,500	334,705
FANUC Corp.	1,800	346,912
Futaba Corp.	3,800	66,625
Hankyu Hanshin Holdings, Inc.	3,200	115,059
Hoshizaki Corp.	1,100	99,466
IHI Corp. (a)	19,000	64,596
ITOCHU Corp.	17,900	265,887
Japan Airport Terminal Co., Ltd.	1,300	49,693
JGC Corp.	4,400	71,349
JTEKT Corp.	4,500	65,762
Kajima Corp.	16,000	134,995
Kamigumi Co., Ltd.	4,000	41,937
Kawasaki Heavy Industries, Ltd.	30,000	88,644
Kawasaki Kisen Kaisha, Ltd. (a) (b)	27,000	64,881
Keikyu Corp.	11,000	132,458
Keisei Electric Railway Co., Ltd.	2,700	72,090
Kintetsu Group Holdings Co., Ltd.	18,000	69,366
Kitano Construction Corp.	26,000	75,668
Kokuyo Co., Ltd.	4,400	60,032
Komatsu, Ltd.	11,000	279,454
Kubota Corp.	14,100	236,861

See accompanying notes to schedule of investments

SPDR S&P International Industrial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

LIXIL Group Corp.	4,300	$107,500
Mabuchi Motor Co., Ltd.	1,400	69,651
Makita Corp.	3,200	118,334
Marubeni Corp.	18,700	120,794
MINEBEA MITSUMI, Inc.	5,400	86,748
MISUMI Group, Inc.	4,900	111,903
Mitsubishi Corp.	16,300	341,784
Mitsubishi Electric Corp.	22,400	322,065
Mitsubishi Heavy Industries, Ltd.	44,000	180,057
Mitsui & Co., Ltd.	17,800	254,342
Mitsui OSK Lines, Ltd.	19,000	55,803
MonotaRO Co., Ltd. (b)	1,500	48,327
NGK Insulators, Ltd.	4,400	87,679
Nidec Corp.	2,900	297,072
Nippon Air Conditioning Services Co., Ltd. (b)	10,900	65,482
Nippon Express Co., Ltd.	16,000	100,107
Nippon Yusen KK (a)	31,000	57,663
NSK, Ltd.	6,800	84,909
NTN Corp.	11,000	50,712
Obayashi Corp.	9,800	115,217
Odakyu Electric Railway Co., Ltd.	4,800	96,803
Park24 Co., Ltd.	1,700	43,211
Recruit Holdings Co., Ltd.	14,088	242,114
Secom Co., Ltd.	2,800	212,442
SMC Corp.	800	243,147
Sohgo Security Services Co., Ltd.	1,500	67,551
Sojitz Corp.	34,100	83,763
Sumitomo Corp.	14,500	188,670
Sumitomo Heavy Industries, Ltd.	14,000	92,328
Taisei Corp.	15,000	136,970
THK Co., Ltd.	2,900	82,075
Tobu Railway Co., Ltd.	17,000	92,747
Tokyu Corp.	15,000	114,409
Tomoe Corp.	21,400	67,994
Toppan Printing Co., Ltd.	13,000	142,542
Toshiba Corp. (a) (b)	42,000	101,598
TOTO, Ltd.	2,800	106,906
Toyota Tsusho Corp.	3,500	104,819
West Japan Railway Co.	1,900	134,197
Yamato Holdings Co., Ltd.	5,200	105,449

		8,739,893

NETHERLANDS — 3.1%
Aalberts Industries NV	1,736	69,023
AerCap Holdings NV (a)	2,429	112,778
Boskalis Westminster	1,712	55,523
Koninklijke Philips NV	11,118	394,304
Randstad Holding NV	2,177	126,930
Wolters Kluwer NV	1,911	80,787

		839,345

NEW ZEALAND — 0.4%
Freightways, Ltd.	15,027	84,281
Metro Performance Glass, Ltd. (b)	39,840	40,256

		124,537

SINGAPORE — 0.7%
ComfortDelGro Corp., Ltd.	43,200	72,165
Keppel Corp., Ltd.	24,100	110,098

		182,263

SOUTH KOREA — 3.1%
CJ Corp	214	35,444
Hanwha Techwin Co., Ltd. (a)	1,000	38,894
Hyundai Construction Equipment Co., Ltd. (a)	71	21,347
Hyundai Development Co-Engineering & Construction	938	38,491
Hyundai Electric & Energy System Co., Ltd. (a)	55	14,974
Hyundai Engineering & Construction Co., Ltd.	1,077	43,347
Hyundai Glovis Co., Ltd.	292	40,068
Hyundai Heavy Industries Co., Ltd. (a)	326	50,290
Hyundai Merchant Marine Co., Ltd. (a)	3,770	28,831
Hyundai Robotics Co., Ltd. (a)	62	20,944
KCC Corp.	113	43,110
Koentec Co., Ltd.	10,496	41,144
Korea Aerospace Industries, Ltd.	738	36,766
Ktis Corp.	20,198	62,581
LG Corp.	1,246	84,181
Samsung C&T Corp.	781	101,025
Samsung Heavy Industries Co., Ltd. (a)	4,996	54,364
SK Holdings Co., Ltd.	344	83,583

		839,384

SPAIN — 2.2%
Abertis Infraestructuras SA	5,710	105,633
ACS Actividades de Construccion y Servicios SA	3,750	144,672
Aena SA (c)	832	162,126
Ferrovial SA	4,745	105,180
Gamesa Corp. Tecnologica SA (b)	3,564	75,994

		593,605

SWEDEN — 5.9%
Alfa Laval AB	5,001	102,219
Assa Abloy AB Class B	9,603	210,742
Atlas Copco AB Class A	6,170	236,279
Atlas Copco AB Class B	3,995	137,879
Bergman & Beving AB	1,919	28,269
Momentum Group AB Class B (a)	2,557	24,707
Sandvik AB	12,793	200,968
Securitas AB Class B	5,926	99,767
Skanska AB Class B	4,254	100,820
SKF AB Class B	4,110	83,179
Trelleborg AB Class B	4,890	111,488
Volvo AB Class A	7,320	124,885
Volvo AB Class B	10,195	173,572

		1,634,774

SWITZERLAND — 5.8%
ABB, Ltd.	21,635	534,973
Adecco Group AG	2,410	183,458
Geberit AG	509	237,691
Kuehne + Nagel International AG	984	164,402
Schindler Holding AG	526	111,445
SGS SA	84	203,674
Wolseley PLC	2,568	157,212

		1,592,855

See accompanying notes to schedule of investments

SPDR S&P International Industrial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

UNITED KINGDOM — 10.0%
Aggreko PLC	4,333	$51,809
Ashtead Group PLC	6,289	129,807
Babcock International Group PLC	8,424	96,347
BAE Systems PLC	33,873	278,736
Balfour Beatty PLC	14,518	51,030
Bunzl PLC	3,428	101,880
Capita PLC	8,125	72,981
CNH Industrial NV	9,106	102,976
Cobham PLC	32,863	55,323
DCC PLC	1,534	139,282
easyJet PLC	4,195	74,053
Firstgroup PLC (a)	28,590	46,681
G4S PLC	17,677	74,947
Howden Joinery Group PLC	8,781	46,434
IMI PLC	3,548	55,074
International Consolidated Airlines Group SA (b).	10,923	86,549
Intertek Group PLC	1,662	91,039
Meggitt PLC	11,548	71,536
Melrose Industries PLC	26,234	82,636
RELX NV	11,708	240,364
RELX PLC	8,689	187,357
Rentokil Initial PLC	40,196	142,697
Rolls-Royce Holdings PLC (a)	17,447	201,925
Smiths Group PLC	6,728	139,567
Travis Perkins PLC	3,147	59,477
Weir Group PLC	3,459	77,775

		2,758,282

TOTAL COMMON STOCKS (Cost $25,430,971)		27,246,666

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
ACS Actividades de Construccion y Servicios SA (expiring 7/17/17) (a) (Cost $3,155)	3,750	2,994

SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (e) (f)	43,552	43,552
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	533,703	533,703

TOTAL SHORT-TERM INVESTMENTS (Cost $577,255)		577,255

TOTAL INVESTMENTS — 101.3% (Cost $26,011,381)		27,826,915
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(355,893)

NET ASSETS — 100.0%		$27,471,022

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 0.6% of net assets as of June 30, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2017.
(g)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$562,791	$—	$—	$562,791
Austria	63,762	—	—	63,762
Canada	1,587,927	—	—	1,587,927
China	49,228	—	—	49,228
Denmark	740,976	—	—	740,976
Finland	479,248	—	—	479,248
France	2,805,895	—	—	2,805,895
Germany	2,010,514	—	—	2,010,514
Hong Kong	816,451	—	—	816,451
Ireland	483,272	—	—	483,272
Israel	49,109	—	—	49,109
Italy	292,555	—	—	292,555

See accompanying notes to schedule of investments

SPDR S&P International Industrial Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Japan	$8,739,893	$—	$—	$8,739,893
Netherlands	839,345	—	—	839,345
New Zealand	124,537	—	—	124,537
Singapore	182,263	—	—	182,263
South Korea	839,384	—	—	839,384
Spain	593,605	—	—	593,605
Sweden	1,634,774	—	—	1,634,774
Switzerland	1,592,855	—	—	1,592,855
United Kingdom	2,758,282	—	—	2,758,282
Rights
Spain	2,994	—	—	2,994
Short-Term Investments	577,255	—	—	577,255

TOTAL INVESTMENTS	$27,826,915	$—	$—	$27,826,915

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	11,949	$11,949	10	11,960	—	$—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	414,179	370,627	43,552	43,552	140	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	439,604	439,604	—	—	109	—
State Street Navigator Securities Lending Government Money Market Portfolio*	668,413	668,413	3,476,052	3,610,762	533,703	533,703	4,175	—

TOTAL		$680,362				$577,255	$4,424	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR S&P International Materials Sector ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 12.2%
Alumina, Ltd. (a)	20,842	$30,695
Amcor, Ltd.	10,149	126,191
Arrium, Ltd. (a) (b) (c)	13,738	—
BHP Billiton PLC	17,083	260,954
BHP Billiton, Ltd.	25,115	448,477
BlueScope Steel, Ltd.	5,479	55,517
Boral, Ltd.	12,827	68,381
DuluxGroup, Ltd.	2,845	15,145
Evolution Mining, Ltd.	8,997	16,632
Fortescue Metals Group, Ltd.	14,438	57,810
Iluka Resources, Ltd.	3,465	23,070
Incitec Pivot, Ltd.	15,323	40,079
Independence Group NL	3,224	7,790
Newcrest Mining, Ltd.	6,125	94,715
Northern Star Resources, Ltd.	4,688	17,081
OceanaGold Corp.	4,765	14,346
Orica, Ltd.	3,711	58,866
Orora, Ltd.	7,314	16,045
OZ Minerals, Ltd.	4,351	24,730
Regis Resources, Ltd.	3,960	11,482
Resolute Mining, Ltd.	5,526	5,044
Saracen Mineral Holdings, Ltd. (b)	6,690	6,004
South32, Ltd. (a) (d)	17,981	37,137
South32, Ltd. (d)	25,215	51,834
St. Barbara, Ltd. (b)	3,171	7,078

		1,495,103

AUSTRIA — 0.9%
RHI AG	808	29,905
Voestalpine AG	1,328	61,798
Wienerberger AG	808	18,330

		110,033

BELGIUM — 1.3%
Bekaert SA	231	11,736
Solvay SA	579	77,594
Tessenderlo Group SA (b)	220	9,447
Umicore SA	874	60,708

		159,485

CANADA — 11.8%
Agnico Eagle Mines, Ltd.	1,950	87,808
Agrium, Inc. (a)	1,215	109,955
Alamos Gold, Inc. Class A	2,295	16,258
B2Gold Corp. (b)	7,477	21,014
Barrick Gold Corp.	9,783	155,404
Canam Group, Inc.	1,043	9,878
Canfor Corp. (b)	535	8,070
CCL Industries, Inc. Class B	1,375	69,465
Centerra Gold, Inc.	1,303	7,103
Detour Gold Corp. (b)	1,380	16,130
Dominion Diamond Corp.	670	8,420
Eldorado Gold Corp.	6,209	16,446
Endeavour Mining Corp. (b)	515	8,875
First Majestic Silver Corp. (a) (b)	1,215	10,067
First Quantum Minerals, Ltd.	5,153	43,527
Fortuna Silver Mines, Inc. (b)	1,251	6,117
Franco-Nevada Corp.	1,490	107,353
Goldcorp, Inc.	7,272	93,623

Guyana Goldfields, Inc. (b)	910	4,260
HudBay Minerals, Inc.	1,878	10,845
IAMGOLD Corp. (b)	3,151	16,232
Interfor Corp. (b)	951	13,606
Intertape Polymer Group, Inc.	1,039	19,753
Kinross Gold Corp. (b)	10,129	41,103
Labrador Iron Ore Royalty Corp.	513	6,210
Lundin Mining Corp.	4,180	23,721
MAG Silver Corp. (b)	877	11,433
Methanex Corp.	680	29,976
New Gold, Inc. (b)	4,169	13,226
Novagold Resources, Inc. (a) (b)	2,087	9,449
Osisko Gold Royalties, Ltd.	823	10,044
Pan American Silver Corp.	1,578	26,501
Potash Corp. of Saskatchewan, Inc.	7,508	122,272
Pretium Resources, Inc. (b)	1,142	10,957
Richmont Mines, Inc. (b)	625	4,861
Seabridge Gold, Inc. (a) (b)	447	4,801
SEMAFO, Inc. (b)	3,193	7,351
Silver Standard Resources, Inc. (b)	1,098	10,644
Stella-Jones, Inc.	275	9,372
Teck Resources, Ltd. Class B	3,887	67,282
Torex Gold Resources, Inc. (b)	645	12,282
Turquoise Hill Resources, Ltd. (b)	9,130	24,254
West Fraser Timber Co., Ltd.	447	21,126
Wheaton Precious Metals Corp.	3,378	67,003
Winpak, Ltd.	603	27,032
Yamana Gold, Inc.	7,616	18,355

		1,439,464

CHILE — 0.3%
Antofagasta PLC	3,193	33,160

DENMARK — 1.2%
Chr Hansen Holding A/S	811	58,908
Novozymes A/S Class B	1,857	81,159

		140,067

FINLAND — 2.3%
Huhtamaki Oyj	915	36,004
Outokumpu Oyj	2,390	19,054
Stora Enso Oyj Class R	7,264	93,703
UPM-Kymmene Oyj	4,805	136,790

		285,551

FRANCE — 4.0%
Air Liquide SA	3,357	414,279
Arkema SA	636	67,773

		482,052

GERMANY — 11.9%
Aurubis AG	161	12,624
BASF SE	7,025	649,723
Covestro AG (e)	395	28,477
Evonik Industries AG	713	22,758
Fuchs Petrolub SE Preference Shares	348	18,923
HeidelbergCement AG	1,252	120,878
KS AG	1,755	44,877
Lanxess AG	659	49,825
Linde AG	1,620	306,347
Salzgitter AG	570	23,219
Symrise AG	808	57,155

See accompanying notes to schedule of investments

SPDR S&P International Materials Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

ThyssenKrupp AG	3,707	$105,172
Wacker Chemie AG (a)	122	13,226

		1,453,204

INDIA — 0.1%
Vedanta Resources PLC	1,230	10,257

IRELAND — 2.7%
CRH PLC	6,494	229,424
James Hardie Industries PLC	3,404	53,526
Smurfit Kappa Group PLC	1,470	45,696

		328,646

ISRAEL — 0.5%
Frutarom Industries, Ltd.	581	40,640
Israel Chemicals, Ltd.	3,580	16,896

		57,536

ITALY — 0.2%
Buzzi Unicem SpA	995	24,728

JAPAN — 21.0%
Air Water, Inc.	3,000	55,109
Asahi Kasei Corp.	11,833	127,166
Carlit Holdings Co., Ltd.	4,500	23,870
Daicel Corp.	3,200	39,786
Daido Steel Co., Ltd.	3,000	17,275
Daio Paper Corp.	1,000	13,484
Denka Co., Ltd.	10,855	55,937
DIC Corp.	1,300	46,685
Dowa Holdings Co., Ltd.	5,000	37,869
Fuji Seal International, Inc.	1,500	41,385
Hitachi Metals, Ltd.	3,000	41,705
Hokuetsu Kishu Paper Co., Ltd.	1,100	8,625
JFE Holdings, Inc.	6,056	105,128
JSR Corp.	3,673	63,320
Kansai Paint Co., Ltd.	3,200	73,621
Kobe Steel, Ltd. (b)	3,364	34,550
Kuraray Co., Ltd.	2,700	48,973
Mitsubishi Chemical Holdings Corp.	15,702	129,979
Mitsubishi Gas Chemical Co., Inc.	1,600	33,820
Mitsubishi Materials Corp.	1,086	32,862
Mitsui Chemicals, Inc.	10,876	57,594
Mitsui Mining & Smelting Co., Ltd.	4,809	18,789
Nihon Nohyaku Co., Ltd.	700	4,124
Nippon Paint Holdings Co., Ltd.	1,500	56,737
Nippon Paper Industries Co., Ltd.	1,000	20,479
Nippon Shokubai Co., Ltd.	300	19,304
Nippon Steel & Sumitomo Metal Corp.	8,300	187,481
Nissan Chemical Industries, Ltd.	1,100	36,321
Nitto Denko Corp.	1,176	96,709
Oji Holdings Corp.	11,000	56,782
Rengo Co., Ltd.	1,600	9,284
Shin-Etsu Chemical Co., Ltd.	3,567	323,335
Showa Denko KK	1,000	23,193
Sumitomo Chemical Co., Ltd.	17,838	102,557
Sumitomo Metal Mining Co., Ltd.	6,000	80,126
Sumitomo Osaka Cement Co., Ltd.	4,000	18,975
T&K Toka Co., Ltd.	1,100	11,679
Taiheiyo Cement Corp.	11,744	42,749
Taisei Lamick Co., Ltd.	700	18,223
Taiyo Nippon Sanso Corp.	1,100	12,345

Teijin, Ltd.	1,561	30,022
Tokushu Tokai Paper Co., Ltd.	600	21,707
Tokuyama Corp. (b)	3,000	14,445
Tokyo Ohka Kogyo Co., Ltd.	400	13,332
Toray Industries, Inc.	15,438	129,195
Tosoh Corp.	5,000	51,219
Toyo Seikan Group Holdings, Ltd.	2,900	48,936
Ube Industries, Ltd.	12,866	33,093

		2,569,884

LUXEMBOURG — 1.1%
APERAM SA	558	25,902
ArcelorMittal (b)	4,805	108,840

		134,742

MEXICO — 0.2%
Fresnillo PLC	1,406	27,139

NETHERLANDS — 2.7%
Akzo Nobel NV	2,142	185,892
AMG Advanced Metallurgical Group NV	513	14,964
Koninklijke DSM NV	1,749	126,951

		327,807

NEW ZEALAND — 0.5%
Fletcher Building, Ltd.	9,064	53,027
Steel & Tube Holdings, Ltd.	3,359	6,222

		59,249

NORWAY — 1.0%
Norsk Hydro ASA	10,717	59,210
Yara International ASA	1,752	65,591

		124,801

PERU — 0.1%
Hochschild Mining PLC	1,977	7,042

PORTUGAL — 0.0% (f)
Navigator Co., SA	1,220	5,261

SOUTH AFRICA — 0.6%
Mondi PLC	2,712	70,948

SOUTH KOREA — 5.0%
Aekyung Petrochemical Co., Ltd.	469	6,436
Dongkuk Industries Co., Ltd.	2,369	9,721
Hanwha Chemical Corp.	1,012	26,712
Hyosung Corp.	230	33,671
Hyundai Steel Co.	800	43,491
Jenax, Inc. (b)	274	5,951
Kolon Industries, Inc.	78	4,697
Korea Petrochemical Ind Co., Ltd.	33	7,297
Korea Zinc Co., Ltd.	127	50,616
Kukdo Chemical Co., Ltd.	205	9,407
LG Chem, Ltd.	421	107,076
Lotte Chemical Corp.	144	43,295
OCI Co., Ltd.	161	12,622
Poongsan Holdings Corp.	231	10,983
POSCO ADR	2,726	170,620
SK Chemicals Co., Ltd.	117	7,526
Taekwang Industrial Co., Ltd.	21	19,768
Tongyang, Inc.	2,328	4,629
Wonik Materials Co., Ltd. (b)	187	12,552

See accompanying notes to schedule of investments

SPDR S&P International Materials Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

Youlchon Chemical Co., Ltd.	2,360	$28,774

		615,844

SPAIN — 0.1%
Acerinox SA	1,171	16,007

SWEDEN — 0.9%
Boliden AB	2,269	61,846
Hexpol AB (a)	2,065	22,511
SSAB AB Class A (a) (b)	4,031	18,376
SSAB AB Class B (b)	1,360	5,039

		107,772

SWITZERLAND — 7.8%
Clariant AG (b)	2,284	50,371
EMS-Chemie Holding AG	67	49,464
Givaudan SA	62	124,175
Glencore PLC (b)	101,277	377,822
Gurit Holding AG (b)	11	13,210
LafargeHolcim, Ltd. (b) (d)	2,093	119,987
LafargeHolcim, Ltd. (b) (d)	1,827	104,752
Sika AG	17	109,351

		949,132

UNITED KINGDOM — 8.6%
Acacia Mining PLC	1,230	4,759
Anglo American PLC (b)	11,249	149,626
Centamin PLC	8,637	17,367
Croda International PLC	1,053	53,139
DS Smith PLC	7,205	44,324
Elementis PLC	2,876	10,987
Essentra PLC	1,901	13,939
Johnson Matthey PLC	2,168	80,851
Randgold Resources, Ltd.	745	65,853
Rio Tinto PLC	9,362	394,252
Rio Tinto, Ltd.	3,517	170,684
RPC Group PLC	3,118	30,457
Victrex PLC	692	16,863

		1,053,101

UNITED STATES — 0.4%
Sims Metal Management, Ltd.	2,619	30,495
Tahoe Resources, Inc.	2,534	21,814

		52,309

TOTAL COMMON STOCKS (Cost $14,213,311)		12,140,324

SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (g) (h)	27,083	27,083
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	167,433	167,433

TOTAL SHORT-TERM INVESTMENTS (Cost $194,516)		194,516

TOTAL INVESTMENTS — 101.0% (Cost $14,407,827)		12,334,840
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(117,113)

NET ASSETS — 100.0%		$12,217,727

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 0.2% of net assets as of June 30, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2017.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,495,103	$—	$0	(a)	$1,495,103
Austria	110,033	—	—		110,033
Belgium	159,485	—	—		159,485
Canada	1,439,464	—	—		1,439,464

See accompanying notes to schedule of investments

SPDR S&P International Materials Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Chile	$33,160	$—	$—	$33,160
Denmark	140,067	—	—	140,067
Finland	285,551	—	—	285,551
France	482,052	—	—	482,052
Germany	1,453,204	—	—	1,453,204
India	10,257	—	—	10,257
Ireland	328,646	—	—	328,646
Israel	57,536	—	—	57,536
Italy	24,728	—	—	24,728
Japan	2,569,884	—	—	2,569,884
Luxembourg	134,742	—	—	134,742
Mexico	27,139	—	—	27,139
Netherlands	327,807	—	—	327,807
New Zealand	59,249	—	—	59,249
Norway	124,801	—	—	124,801
Peru	7,042	—	—	7,042
Portugal	5,261	—	—	5,261
South Africa	70,948	—	—	70,948
South Korea	615,844	—	—	615,844
Spain	16,007	—	—	16,007
Sweden	107,772	—	—	107,772
Switzerland	949,132	—	—	949,132
United Kingdom	1,053,101	—	—	1,053,101
United States	52,309	—	—	52,309
Short-Term Investments	194,516	—	—	194,516

TOTAL INVESTMENTS	$12,334,840	$—	$0	$12,334,840

(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2017.

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	81	$81	111	192	—	$—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	434,000	406,917	27,083	27,083	240	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,171,786	1,171,786	—	—	82	—
State Street Navigator Securities Lending Government Money Market Portfolio*	264,905	264,905	2,659,589	2,757,061	167,433	167,433	1,531	—

TOTAL		$264,986				$194,516	$1,853	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR S&P International Technology Sector ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 1.0%
Aconex, Ltd. (a) (b)	7,821	$22,376
Altium, Ltd. (a)	4,581	30,114
carsales.com, Ltd.	10,907	96,379
Computershare, Ltd.	23,405	253,853
IRESS, Ltd.	4,495	43,754
Link Administration Holdings, Ltd. (a)	11,846	71,783
NEXTDC, Ltd. (b)	6,676	23,095

		541,354

AUSTRIA — 0.3%
ams AG (b)	2,552	165,887

BELGIUM — 0.2%
Barco NV	1,075	110,238

CANADA — 3.4%
Avigilon Corp. (b)	974	10,792
BlackBerry, Ltd. (b)	19,669	196,281
Canadian Solar, Inc. (a) (b)	1,223	19,470
Celestica, Inc. (b)	6,476	87,863
CGI Group, Inc. Class A (b)	10,853	553,723
Constellation Software, Inc.	724	378,200
Kinaxis, Inc. (b)	824	51,228
Open Text Corp.	9,084	286,292
Sandvine Corp.	6,825	22,545
Shopify, Inc. Class A (b)	2,084	180,687
Sierra Wireless, Inc. (b)	842	23,613

		1,810,694

CHINA — 0.0% (c)
New Sports Group, Ltd. (b)	500,000	2,626
Technovator International, Ltd. (a) (b)	44,000	14,485

		17,111

DENMARK — 0.4%
Nets A/S (b) (d)	3,968	78,827
SimCorp A/S	2,552	154,401

		233,228

FINLAND — 2.5%
Nokia Oyj (e)	66,543	407,332
Nokia Oyj (e)	125,188	764,604
Tieto Oyj	4,761	146,994

		1,318,930

FRANCE — 4.3%
Alten SA	422	34,794
Altran Technologies SA	4,783	77,846
Atos SE	2,863	401,317
Capgemini SE	6,134	633,010
Criteo SA ADR (b)	2,046	100,356
Dassault Systemes SE	4,803	429,973
Ingenico Group SA	2,098	190,210
Neopost SA	1,843	85,448
SOITEC (b)	401	24,428
Sopra Steria Group	552	87,984
Ubisoft Entertainment SA (b)	4,076	230,957

		2,296,323

GERMANY — 9.6%
ADVA Optical Networking SE (b)	4,347	44,766

AIXTRON SE (b)	5,550	38,962
Infineon Technologies AG	42,329	892,425
Rocket Internet SE (a) (b) (d)	1,815	38,970
SAP SE	32,366	3,375,880
Scout24 AG (d)	773	28,429
SMA Solar Technology AG (a)	722	21,657
Software AG	2,469	107,994
United Internet AG	5,112	280,709
Wirecard AG (a)	3,963	251,854

		5,081,646

HONG KONG — 0.8%
ASM Pacific Technology, Ltd.	12,849	173,647
China Goldjoy Group, Ltd.	188,000	12,282
China Innovationpay Group, Ltd. (b)	300,000	19,215
Landing International Development, Ltd. (b)	1,049,906	10,356
PAX Global Technology, Ltd. (a)	47,000	30,164
Peace Map Holding, Ltd. (b)	480,000	4,980
Tongda Group Holdings, Ltd. (a)	30,000	8,954
Truly International Holdings, Ltd.	52,000	17,985
VTech Holdings, Ltd.	7,671	121,554

		399,137

IRELAND — 0.1%
Datalex PLC	7,544	34,417

ISLE OF MAN — 0.2%
Paysafe Group PLC (b)	14,153	93,942

ISRAEL — 2.0%
Check Point Software Technologies, Ltd. (b)	4,784	521,839
CyberArk Software, Ltd. (b)	901	45,005
Ituran Location and Control, Ltd.	2,268	70,988
Mellanox Technologies, Ltd. (b)	1,473	63,781
Nice, Ltd.	2,917	233,882
Tower Semiconductor, Ltd. (b)	2,991	72,133
Wix.com, Ltd. (b)	1,049	73,010

		1,080,638

ITALY — 0.1%
Reply SpA	376	69,387

JAPAN — 31.0%
Advantest Corp.	7,778	133,048
Alps Electric Co., Ltd.	7,447	214,741
Anritsu Corp.	7,200	64,977
Azbil Corp.	2,786	105,876
Brother Industries, Ltd.	9,948	229,576
Canon, Inc.	37,319	1,267,438
Capcom Co., Ltd.	400	9,480
Citizen Watch Co., Ltd.	14,955	104,882
COLOPL, Inc. (a)	2,500	25,320
COOKPAD, Inc. (a)	300	2,432
DDS, Inc. (a) (b)	2,300	19,098
DeNA Co., Ltd.	4,700	105,244
Dip Corp.	2,200	44,681
Disco Corp.	500	79,744
FUJIFILM Holdings Corp.	15,125	543,832
Fujitsu, Ltd.	73,688	542,888
GMO internet, Inc.	2,500	32,463
GMO Payment Gateway, Inc. (a)	200	11,072

See accompanying notes to schedule of investments

SPDR S&P International Technology Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

GungHo Online Entertainment, Inc.	14,700	$37,810
Gurunavi, Inc.	2,200	35,753
Hamamatsu Photonics KK	7,200	221,075
Hirose Electric Co., Ltd.	2,200	313,670
Hitachi High-Technologies Corp.	2,677	103,878
Hitachi Kokusai Electric, Inc.	2,300	53,652
Hitachi, Ltd.	152,325	934,611
Horiba, Ltd.	2,486	151,116
Ibiden Co., Ltd.	7,370	126,856
Infomart Corp. (a)	5,200	39,430
Istyle, Inc.	4,800	37,935
Japan Display, Inc. (a) (b)	12,450	23,491
Kakaku.com, Inc.	7,200	103,361
Keyence Corp.	2,800	1,229,548
Konami Holdings Corp.	4,785	265,739
Konica Minolta, Inc.	19,906	165,116
Kyocera Corp.	12,483	722,805
LINE Corp. (a) (b)	600	20,692
Mixi, Inc. (a)	2,400	133,499
Murata Manufacturing Co., Ltd.	7,369	1,119,516
NEC Corp.	69,578	184,534
Nexon Co., Ltd. (b)	7,200	142,257
Nintendo Co., Ltd.	4,583	1,536,912
Nippon Electric Glass Co., Ltd.	4,587	166,752
Nomura Research Institute, Ltd.	5,200	204,788
NTT Data Corp.	25,960	288,804
Obic Co., Ltd.	2,790	171,333
Oki Electric Industry Co., Ltd.	2,777	39,347
Omron Corp.	7,561	328,052
Otsuka Corp.	2,600	161,285
Renesas Electronics Corp. (b)	10,200	88,873
Ricoh Co., Ltd.	24,801	218,962
Rohm Co., Ltd.	2,780	213,523
SCREEN Holdings Co., Ltd.	2,287	152,657
SCSK Corp.	2,500	112,140
Seiko Epson Corp.	12,200	271,340
Shimadzu Corp.	9,600	182,670
SMS Co., Ltd.	2,300	69,802
Square Enix Holdings Co., Ltd.	2,600	85,155
Sumco Corp.	7,278	105,387
Taiyo Yuden Co., Ltd.	5,284	82,862
TDK Corp.	4,878	320,830
TIS, Inc.	4,879	135,479
Tokyo Electron, Ltd.	5,270	711,047
Topcon Corp.	4,800	82,620
Trend Micro, Inc.	4,781	246,369
Ulvac, Inc.	2,400	115,344
Wacom Co., Ltd. (a)	7,600	24,350
Yahoo! Japan Corp.	49,919	217,252
Yaskawa Electric Corp.	12,312	260,901
Yokogawa Electric Corp.	10,235	164,055

		16,462,027

NETHERLANDS — 6.9%
ASM International NV	3,151	183,252
ASML Holding NV	14,984	1,949,969
Cimpress NV (a) (b)	1,665	157,392
Gemalto NV	3,375	202,284
InterXion Holding NV (b)	1,694	77,551

NXP Semiconductors NV (b)	9,955	1,089,575

		3,660,023

NEW ZEALAND — 0.1%
Xero, Ltd. (b)	3,761	69,396

NORWAY — 0.1%
Nordic Semiconductor ASA (a) (b)	5,356	21,228

SINGAPORE — 0.4%
IGG, Inc. (a)	27,000	41,642
Venture Corp., Ltd.	16,875	147,688

		189,330

SOUTH KOREA — 23.3%
Actoz Soft Co., Ltd. (b)	82	1,068
Advanced Process Systems Corp. (b)	345	14,866
AfreecaTV Co., Ltd.	435	8,935
Ahnlab, Inc.	368	16,146
APS Holdings Corp. (b)	301	3,104
Bluecom Co., Ltd.	363	3,188
Com2uSCorp.	525	54,053
Daeduck Electronics Co.	3,884	37,511
Dongbu HiTek Co., Ltd. (b)	828	16,283
Douzone Bizon Co., Ltd.	852	22,935
Eo Technics Co., Ltd.	403	31,806
G-SMATT GLOBAL Co., Ltd. (b)	677	8,136
G-treeBNT Co., Ltd. (b)	1,128	17,746
Gamevil, Inc. (b)	332	18,078
GemVax & Kael Co., Ltd. (b)	1,390	15,186
Homecast Co., Ltd. (b)	362	2,933
Hyundai Robotics Co., Ltd. (b)	241	81,411
Kakao Corp.	1,269	112,576
KH Vatec Co., Ltd.	1,741	17,727
LG Display Co., Ltd. ADR	17,375	279,216
LG Innotek Co., Ltd.	747	107,726
Lumens Co., Ltd. (b)	4,978	16,751
NAVER Corp.	1,005	736,084
NCSoft Corp.	625	207,305
Neowiz (b)	1,436	17,571
Netmarble Games Corp. (b) (d)	2,128	288,284
Nexon GT Co., Ltd. (b)	245	1,578
NHN Entertainment Corp. (b)	999	70,113
NHN KCP Corp. (b)	1,849	22,948
Partron Co., Ltd.	2,372	21,561
Sam Young Electronics Co., Ltd.	5,352	64,786
Samsung Electro-Mechanics Co., Ltd.	2,218	197,733
Samsung Electronics Co., Ltd. GDR (b)	7,789	8,061,615
Samsung SDI Co., Ltd.	1,895	284,047
Samsung SDS Co., Ltd.	1,273	205,278
Seoul Semiconductor Co., Ltd.	3,340	63,201
SK Hynix, Inc.	19,572	1,152,954
SundayToz Corp. (b)	75	1,272
Texcell-NetCom Co., Ltd. (b)	1,987	16,238
Tovis Co., Ltd.	2,091	16,576
UniTest, Inc.	1,099	12,775
Viatron Technologies, Inc.	930	20,077
Webzen, Inc. (b)	435	8,345
WeMade Entertainment Co., Ltd.	153	4,613
Wonik Holdings Co., Ltd. (b)	4,853	35,417

		12,397,752

See accompanying notes to schedule of investments

SPDR S&P International Technology Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

SPAIN — 1.8%
Amadeus IT Group SA	14,588	$871,017
Indra Sistemas SA (b)	5,846	84,246

		955,263

SWEDEN — 2.5%
Fingerprint Cards AB Class B (a) (b)	10,969	40,016
Hexagon AB Class B	9,907	470,417
Mycronic AB (a)	2,089	19,009
NetEnt AB (b)	7,274	63,516
Starbreeze AB (a) (b)	12,549	22,019
Telefonaktiebolaget LM Ericsson Class B	102,828	734,525

		1,349,502

SWITZERLAND — 1.8%
Logitech International SA	7,598	279,674
Meyer Burger Technology AG (a) (b)	21,102	26,442
Myriad Group AG (b)	9,791	12,064
STMicroelectronics NV	25,035	359,205
Temenos Group AG (b)	3,037	271,464
u-blox Holding AG (b)	121	22,718

		971,567

UNITED KINGDOM — 5.0%
Atlassian Corp. PLC Class A (b)	2,121	74,617
Auto Trader Group PLC (d)	29,328	144,763
AVEVA Group PLC	3,740	94,247
Dialog Semiconductor PLC (b)	3,341	142,439
Electrocomponents PLC	21,495	161,104
FDM Group Holdings PLC	3,029	29,883
Fidessa Group PLC	1,665	50,111
Halma PLC	11,479	164,017
Imagination Technologies Group PLC (b)	10,851	21,600
Just Eat PLC (b)	15,843	134,794
Kainos Group PLC	4,389	15,436
Micro Focus International PLC	7,548	222,660
Moneysupermarket.com Group PLC	15,913	73,110
NCC Group PLC (a)	12,520	26,630
Playtech PLC	6,298	77,799
Rightmove PLC	3,267	180,356
Sage Group PLC	48,393	432,477
Sophos Group PLC (d)	8,789	50,621
Spectris PLC	6,316	206,991
Spirent Communications PLC	37,773	57,284
Worldpay Group PLC (d)	47,064	192,449
Xaar PLC	5,148	25,277
ZPG PLC (d)	10,252	48,180

		2,626,845

UNITED STATES — 1.6%
Flex, Ltd. (b)	24,140	393,723
Globant SA (a) (b)	672	29,192
Mitel Networks Corp. (b)	4,112	30,223
Mobileye NV (b)	6,077	381,636
Stratasys, Ltd. (b)	1,322	30,816

		865,590

TOTAL COMMON STOCKS (Cost $49,399,649)		52,821,455

RIGHTS — 0.0% (c)
AUSTRALIA — 0.0% (c)
Link Administration Holdings, Ltd. (expiring 7/17/17) Class R (b) (f) (Cost $0)	4,308	—

SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (g) (h)	92,523	92,523
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	772,110	772,110

TOTAL SHORT-TERM INVESTMENTS (Cost $864,633)		864,633

TOTAL INVESTMENTS — 101.0% (Cost $50,264,282)		53,686,088
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(511,083)

NET ASSETS — 100.0%		$53,175,005

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.6% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $0 representing 0.0% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2017.

(i) Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

See accompanying notes to schedule of investments

SPDR S&P International Technology Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$541,354	$—	$—		$541,354
Austria	165,887	—	—		165,887
Belgium	110,238	—	—		110,238
Canada	1,810,694	—	—		1,810,694
China	17,111	—	—		17,111
Denmark	233,228	—	—		233,228
Finland	1,318,930	—	—		1,318,930
France	2,296,323	—	—		2,296,323
Germany	5,081,646	—	—		5,081,646
Hong Kong	399,137	—	—		399,137
Ireland	34,417	—	—		34,417
Isle of Man	93,942	—	—		93,942
Israel	1,080,638	—	—		1,080,638
Italy	69,387	—	—		69,387
Japan.	16,462,027	—	—		16,462,027
Netherlands	3,660,023	—	—		3,660,023
New Zealand	69,396	—	—		69,396
Norway	21,228	—	—		21,228
Singapore	189,330	—	—		189,330
South Korea	12,397,752	—	—		12,397,752
Spain	955,263	—	—		955,263
Sweden	1,349,502	—	—		1,349,502
Switzerland	971,567	—	—		971,567
United Kingdom	2,626,845	—	—		2,626,845
United States	865,590	—	—		865,590
Rights
Australia	—	—	0	(a)	—
Short-Term Investments	864,633	—	—		864,633

TOTAL INVESTMENTS	$53,686,088	$—	$0		$53,686,088

(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2017.

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	2,021	$2,021	—	2,021	—	$—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,156,034	1,063,511	92,523	92,523	215	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	945,954	945,954	—	—	72	—
State Street Navigator Securities Lending Government Money Market Portfolio*	796,074	796,074	3,923,113	3,947,077	772,110	772,110	8,666	—

TOTAL		$798,095				$864,633	$8,953	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR S&P International Telecommunications Sector ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.7%
AUSTRALIA — 3.4%
Amaysim Australia, Ltd.	13,994	$16,745
SpeedCast International, Ltd. (a)	14,808	43,390
Superloop, Ltd. (b)	11,028	21,655
Telstra Corp., Ltd.	303,654	1,001,547
TPG Telecom, Ltd. (a)	24,426	106,795
Vocus Group, Ltd. (a)	45,060	116,478

		1,306,610

AUSTRIA — 0.1%
Telekom Austria AG (b)	5,760	45,199

BELGIUM — 1.1%
Orange Belgium SA	1,995	46,646
Proximus SADP	10,331	360,914

		407,560

CANADA — 7.0%
BCE, Inc. (c)	16,401	738,701
BCE, Inc. (c)	5,233	235,318
Rogers Communications, Inc. Class B	26,065	1,230,528
TELUS Corp.	14,196	490,046

		2,694,593

CHINA — 0.0% (d)
APT Satellite Holdings, Ltd.	26,500	13,918

DENMARK — 0.9%
TDC A/S	58,997	342,644

FINLAND — 1.3%
DNA Oyj	4,401	69,772
Elisa Oyj	10,902	421,895

		491,667

FRANCE — 6.4%
Iliad SA	1,925	454,700
Orange SA (a)	114,259	1,810,118
SFR Group SA (b)	5,400	182,614

		2,447,432

GERMANY — 9.3%
Deutsche Telekom AG	160,011	2,868,909
Drillisch AG	3,147	189,300
Freenet AG	9,303	296,299
QSC AG	7,062	14,015
Telefonica Deutschland Holding AG	45,313	226,004

		3,594,527

HONG KONG — 1.5%
HKBN, Ltd.	72,760	72,793
HKT Trust & HKT, Ltd.	202,208	265,244
Hutchison Telecommunications Hong Kong Holdings, Ltd.	100,000	35,227
PCCW, Ltd.	299,664	170,437
SmarTone Telecommunications Holdings, Ltd.	30,000	39,275

		582,976

ISRAEL — 0.9%
B Communications, Ltd.	848	14,701
Bezeq The Israeli Telecommunication Corp., Ltd.	149,877	248,886

Cellcom Israel, Ltd. (b)	3,870	37,273
magicJack VocalTec, Ltd. (a) (b)	884	6,365
Partner Communications Co., Ltd. (b)	7,859	41,731

		348,956

ITALY — 3.3%
Ei Towers SpA	1,216	70,247
Infrastrutture Wireless Italiane SpA (e)	17,234	97,770
Telecom Italia RSP/Milano	438,218	322,377
Telecom Italia SpA/Milano (b)	832,293	767,011
Tiscali SpA (b)	112,456	5,490

		1,262,895

JAPAN — 22.6%
Freebit Co., Ltd.	700	5,619
Japan Communications, Inc. (a) (b)	10,200	15,069
KDDI Corp.	88,490	2,342,985
Nippon Telegraph & Telephone Corp.	28,294	1,337,141
NTT DOCOMO, Inc.	55,158	1,301,878
Okinawa Cellular Telephone Co.	1,100	36,859
SoftBank Group Corp.	45,278	3,665,842
WirelessGate, Inc.	700	9,700

		8,715,093

LUXEMBOURG — 0.7%
Millicom International Cellular SA SDR	4,577	270,022

NETHERLANDS — 2.6%
Koninklijke KPN NV	311,491	995,114

NEW ZEALAND — 1.2%
Chorus, Ltd.	29,867	101,252
Spark New Zealand, Ltd.	133,302	368,942

		470,194

NORWAY — 2.2%
Telenor ASA	50,427	833,763

PORTUGAL — 0.0% (d)
Pharol SGPS SA (a) (b)	44,860	15,605

SINGAPORE — 4.0%
M1, Ltd.	27,200	43,066
Singapore Telecommunications, Ltd.	504,254	1,424,664
StarHub, Ltd.	42,189	83,345

		1,551,075

SOUTH KOREA — 3.0%
KT Corp. ADR	16,269	270,716
LG Uplus Corp.	15,523	211,650
Sejong Telecom, Inc. (b)	8,652	6,004
SK Telecom Co., Ltd. ADR	26,266	674,248

		1,162,618

SPAIN — 6.7%
Cellnex Telecom SA (e)	11,094	228,518
Euskaltel SA (e)	7,632	81,084
Telefonica SA	219,820	2,265,968

		2,575,570

SWEDEN — 3.4%
Com Hem Holding AB	8,206	113,830
Tele2 AB Class B	25,576	267,448
Telia Co. AB	199,045	915,396

		1,296,674

See accompanying notes to schedule of investments

SPDR S&P International Telecommunications Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value

SWITZERLAND — 2.8%
Sunrise Communications Group AG (b) (e)	2,448	$192,614
Swisscom AG	1,852	894,816

		1,087,430

UNITED KINGDOM — 14.3%
BT Group PLC	347,501	1,330,461
Inmarsat PLC	33,208	331,928
KCOM Group PLC	39,485	45,647
TalkTalk Telecom Group PLC (a)	40,436	94,806
Vodafone Group PLC	1,314,322	3,717,510

		5,520,352

TOTAL COMMON STOCKS (Cost $40,060,507)		38,032,487

RIGHTS — 0.0% (d)
SOUTH KOREA — 0.0% (d)
Sejong Telecom, Inc. (expiring 8/3/17) (b) (f) (Cost $1,365)	8,210	1,306

SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (g) (h)	26,738	26,738
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	439,402	439,402

TOTAL SHORT-TERM INVESTMENTS (Cost $466,140)		466,140

TOTAL INVESTMENTS — 99.9% (Cost $40,528,012)		38,499,933
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		39,108

NET ASSETS — 100.0%		$38,539,041

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.6% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2017, total aggregate fair value of the security is $1,306, representing less than 0.05% of the Fund’s net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2017.
(i)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

SDR = Swedish Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,306,610	$—	$—	$1,306,610
Austria	45,199	—	—	45,199
Belgium	407,560	—	—	407,560
Canada	2,694,593	—	—	2,694,593
China	13,918	—	—	13,918
Denmark	342,644	—	—	342,644
Finland	491,667	—	—	491,667
France	2,447,432	—	—	2,447,432
Germany	3,594,527	—	—	3,594,527
Hong Kong	582,976	—	—	582,976
Israel	348,956	—	—	348,956
Italy	1,262,895	—	—	1,262,895

See accompanying notes to schedule of investments

SPDR S&P International Telecommunications Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Japan	$8,715,093	$—	$—	$8,715,093
Luxembourg	270,022	—	—	270,022
Netherlands	995,114	—	—	995,114
New Zealand	470,194	—	—	470,194
Norway	833,763	—	—	833,763
Portugal	15,605	—	—	15,605
Singapore	1,551,075	—	—	1,551,075
South Korea	1,162,618	—	—	1,162,618
Spain	2,575,570	—	—	2,575,570
Sweden	1,296,674	—	—	1,296,674
Switzerland	1,087,430	—	—	1,087,430
United Kingdom	5,520,352	—	—	5,520,352
Rights
South Korea	—	—	1,306	1,306
Short-Term Investments	466,140	—	—	466,140

TOTAL INVESTMENTS	$38,498,627	$—	$1,306	$38,499,933

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	16,354	$16,354	26	16,380	—	$—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,050,634	1,023,896	26,738	26,738	159	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	475,566	475,566	—	—	60	—
State Street Navigator Securities Lending Government Money Market Portfolio*	250,771	250,771	12,649,088	12,460,457	439,402	439,402	15,578	—

TOTAL		$267,125				$466,140	$15,797	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR S&P International Utilities Sector ETF

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 4.5%
AGL Energy, Ltd.	27,399	$535,918
APA Group	46,335	325,913
AusNet Services	72,479	96,457
ERM Power, Ltd. (a)	6,985	6,403
Infigen Energy (b)	43,424	24,315
Spark Infrastructure Group	70,070	140,818

		1,129,824

AUSTRIA — 0.5%
EVN AG	1,292	19,289
Verbund AG	5,176	98,529

		117,818

BELGIUM — 0.3%
Elia System Operator SA	1,219	68,898

CANADA — 8.2%
Algonquin Power & Utilities Corp.	15,598	163,943
Atco, Ltd. Class I	3,125	122,021
Boralex, Inc. Class A	2,330	39,398
Canadian Utilities, Ltd. Class A	4,982	159,852
Capital Power Corp. (a)	3,962	74,194
Emera, Inc.	8,720	323,702
Fortis, Inc.	17,273	606,224
Hydro One, Ltd. (c)	12,541	224,322
Innergex Renewable Energy, Inc.	3,901	42,834
Just Energy Group, Inc.	3,721	19,483
Northland Power, Inc.	4,796	85,307
Superior Plus Corp. (a)	6,006	52,813
TransAlta Corp.	12,306	78,553
TransAlta Renewables, Inc.	3,627	43,735
Valener, Inc. (a)	1,575	27,069

		2,063,450

CHINA — 0.8%
China Everbright Water, Ltd.	30,285	10,558
ENN Energy Holdings, Ltd.	31,000	187,038

		197,596

DENMARK — 1.5%
DONG Energy A/S (c)	8,689	391,743

FINLAND — 1.1%
Fortum Oyj	18,088	283,254

FRANCE — 8.7%
Albioma SA (a)	1,134	26,074
Direct Energie	553	33,498
Electricite de France SA	17,047	184,358
Engie SA	67,376	1,015,516
Rubis SCA	1,813	205,210
Suez Environment Co.	15,661	289,635
Veolia Environnement SA	21,301	449,455

		2,203,746

GERMANY — 6.7%
Capital Stage AG	3,502	24,724
E.ON SE	91,755	863,163
Innogy SE (c)	5,764	226,577
RWE AG (b)	20,129	400,505
RWE AG Preference Shares	1,917	28,205
Uniper SE	8,025	150,428

		1,693,602

HONG KONG — 9.6%
Canvest Environmental Protection Group Co., Ltd.	26,000	13,622
China Ruifeng Renewable Energy Holdings, Ltd. (b)	70,171	6,292
China Water Industry Group, Ltd. (b)	61,045	13,216
CK Infrastructure Holdings, Ltd.	31,220	262,351
CLP Holdings, Ltd.	81,500	862,351
GCL New Energy Holdings, Ltd. (a) (b)	306,000	15,091
HK Electric Investments & HK Electric Investments, Ltd. (c)	96,671	88,913
Hong Kong & China Gas Co., Ltd.	338,561	636,663
Power Assets Holdings, Ltd.	54,000	476,952
Towngas China Co., Ltd. (b)	44,000	28,745
United Photovoltaics Group, Ltd. (a) (b)	138,000	18,385

		2,422,581

ITALY — 9.8%
A2A SpA	67,810	112,455
ACEA SpA	1,958	29,635
Ascopiave SpA	3,668	14,559
Enel SpA	322,015	1,723,985
ERG SpA	2,082	29,232
Falck Renewables SpA	6,506	8,600
Hera SpA	24,482	74,722
Iren SpA	25,832	59,750
Italgas SpA	20,652	104,159
Terna Rete Elettrica Nazionale SpA (a)	58,237	313,911

		2,471,008

JAPAN — 12.6%
Chubu Electric Power Co., Inc.	29,988	398,337
Chugoku Electric Power Co., Inc.	14,087	155,338
Electric Power Development Co., Ltd.	7,400	182,958
eRex Co., Ltd.	1,600	13,884
Hiroshima Gas Co., Ltd.	1,800	5,671
Hokkaido Electric Power Co., Inc.	8,300	63,232
Hokkaido Gas Co., Ltd.	4,000	9,790
Hokuriku Electric Power Co.	8,494	76,579
K&O Energy Group, Inc.	597	9,415
Kansai Electric Power Co., Inc.	33,698	463,962
Kyushu Electric Power Co., Inc. (a)	19,592	237,838
Okinawa Electric Power Co., Inc.	1,670	38,153
Osaka Gas Co., Ltd.	86,958	355,618
Saibu Gas Co., Ltd.	15,000	35,377
Shikoku Electric Power Co., Inc.	8,900	104,874
Shizuoka Gas Co., Ltd.	2,700	17,974
Toho Gas Co., Ltd.	21,000	152,884
Tohoku Electric Power Co., Inc.	20,872	288,857
Tokyo Electric Power Co. Holdings, Inc. (b)	33,299	137,215
Tokyo Gas Co., Ltd.	83,958	436,603
West Holdings Corp.	600	4,389

		3,188,948

NEW ZEALAND — 1.6%
Contact Energy, Ltd.	30,063	114,683
Genesis Energy, Ltd.	20,702	36,834
Infratil, Ltd.	23,282	50,715
Mercury NZ, Ltd.	26,832	65,226
Meridian Energy, Ltd.	49,838	106,190

See accompanying notes to schedule of investments

SPDR S&P International Utilities Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Security Description	Shares	Value
Tilt Renewables, Ltd.	2,927	$4,351
Trustpower, Ltd.	2,927	11,637
Vector, Ltd.	10,733	26,170

		415,806

NORWAY — 0.1%
Scatec Solar ASA (c)	3,891	21,971

PORTUGAL — 1.4%
EDP - Energias de Portugal SA	101,456	331,294
REN - Redes Energeticas Nacionais SGPS SA	8,351	26,107

		357,401

SINGAPORE — 0.2%
Hyflux, Ltd.	18,300	7,310
Kenon Holdings, Ltd. (b)	875	11,788
Keppel Infrastructure Trust	110,938	45,524

		64,622

SOUTH KOREA — 1.9%
EcoBio Holdings Co., Ltd. (b)	369	4,015
Korea District Heating Corp.	122	8,339
Korea Electric Power Corp. ADR	21,543	387,128
Korea Gas Corp. (b)	1,237	57,517
KyungDong City Gas Co., Ltd. (b)	41	1,795
KyungDong Invest Co., Ltd.	25	1,200
Samchully Co., Ltd.	130	14,032

		474,026

SPAIN — 13.0%
Acciona SA	1,141	100,283
Atlantica Yield PLC	2,372	50,666
EDP Renovaveis SA	8,304	65,947
Endesa SA (a)	13,205	303,780
Gas Natural SDG SA	14,983	350,151
Iberdrola SA	253,345	2,003,309
Red Electrica Corp. SA	18,011	375,824
Saeta Yield SA	2,630	29,699

		3,279,659

SWITZERLAND — 0.2%
Alpiq Holding AG (b)	187	16,012
BKW AG	458	26,926

		42,938

UNITED KINGDOM — 16.4%
Centrica PLC	228,194	593,418
Drax Group PLC	17,064	72,192
National Grid PLC	150,658	1,862,645
Pennon Group PLC	17,631	189,054
Severn Trent PLC	9,798	277,705
SSE PLC	41,994	792,583
Telecom Plus PLC	2,666	39,998
United Utilities Group PLC	28,357	319,538

		4,147,133

UNITED STATES — 0.0% (d)
Atlantic Power Corp. (a) (b)	4,430	10,472

TOTAL COMMON STOCKS (Cost $29,519,334)		25,046,496

SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (e) (f)	7,720	7,720
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	699,984	699,984

TOTAL SHORT-TERM INVESTMENTS (Cost $707,704)		707,704

TOTAL INVESTMENTS — 101.9% (Cost $30,227,038)		25,754,200
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(472,683)

NET ASSETS — 100.0%		$25,281,517

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.8% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2017.
(g)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

See accompanying notes to schedule of investments

SPDR S&P International Utilities Sector ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,129,824	$—	$—	$1,129,824
Austria	117,818	—	—	117,818
Belgium	68,898	—	—	68,898
Canada	2,063,450	—	—	2,063,450
China	197,596	—	—	197,596
Denmark	391,743	—	—	391,743
Finland	283,254	—	—	283,254
France	2,203,746	—	—	2,203,746
Germany	1,693,602	—	—	1,693,602
Hong Kong	2,422,581	—	—	2,422,581
Israel	2	—	—	2
Italy	2,471,006	—	—	2,471,006
Japan	3,188,948	—	—	3,188,948
New Zealand	415,806	—	—	415,806
Norway	21,971	—	—	21,971
Portugal	357,401	—	—	357,401
Singapore	64,622	—	—	64,622
South Korea	474,026	—	—	474,026
Spain	3,279,659	—	—	3,279,659
Switzerland	42,938	—	—	42,938
United Kingdom	4,147,133	—	—	4,147,133
United States	10,472	—	—	10,472
Short-Term Investments	707,704	—	—	707,704

TOTAL INVESTMENTS	$25,754,200	$—	$—	$25,754,200

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	2,316	$2,316	—	2,316	—	$—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	672,966	665,246	7,720	7,720	144	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	626,198	626,198	—	—	62	—
State Street Navigator Securities Lending Government Money Market Portfolio*	2,565,714	2,565,714	11,840,110	13,705,840	699,984	699,984	10,495	—

TOTAL		$2,568,030				$707,704	$10,701	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedule of investments

SPDR INDEX SHARES FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

June 30, 2017 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that each Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchanged-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ underlying benchmarks.

Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices

SPDR INDEX SHARES FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2017, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no material transfers between levels for the period ended June 30, 2017. The Funds had no material transfers between levels for the period ended June 30, 2017.

Futures Contracts

Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

Forward Foreign Currency Exchange Contracts

Certain Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, a Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Restricted Securities

Restricted Securities are securities that are not registered under the Securities Act, but which can be offered and sold to “qualified institutional buyers” under Rule 144A under the Securities Act. Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the Securities Act, which provides a “safe harbor” from Securities Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are “illiquid” depending on the market that exists for the particular security. The Board has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund may invest in to the Adviser. In reaching liquidity decisions, the Adviser may consider the following factors: the frequency of trades and quotes for the security; the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

SPDR INDEX SHARES FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corp., affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2017, are disclosed in the Schedules of Investments.

Aggregate Unrealized Appreciation and Depreciation

As of June 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR STOXX Europe 50 ETF	$291,286,562	$10,956,809	$26,584,034	$(15,627,225)
SPDR EURO STOXX 50 ETF	4,178,658,979	222,166,936	264,736,096	(42,569,160)
SPDR EURO STOXX Small Cap ETF	12,243,851	2,330,129	435,475	1,894,654
SPDR EURO STOXX 50 Currency Hedged ETF	25,198,256	2,436,158	—	2,436,158
SPDR S&P International Dividend Currency Hedged ETF	4,192,662	149,037	—	149,037
SPDR S&P Emerging Asia Pacific ETF	321,173,714	93,836,374	54,859,740	38,976,634
SPDR S&P Russia ETF	35,457,832	583,276	10,786,933	(10,203,657)
SPDR S&P China ETF	844,400,586	207,716,451	148,729,705	58,986,746
SPDR MSCI China A Shares IMI ETF	2,429,124	210,489	446,136	(235,647)
SPDR S&P Emerging Markets ETF	417,608,460	55,427,464	48,616,607	6,810,857
SPDR S&P Emerging Markets Dividend ETF	389,885,156	26,651,464	13,303,230	13,348,234
SPDR S&P Emerging Europe ETF	77,192,314	3,332,896	28,400,212	(25,067,316)
SPDR S&P Emerging Latin America ETF	51,862,454	2,937,998	20,292,870	(17,354,872)
SPDR S&P Emerging Middle East & Africa ETF	30,282,139	5,337,922	11,185,737	(5,847,815)
SPDR S&P World ex-US ETF	948,948,162	105,105,246	80,222,470	24,882,776
SPDR S&P International Small Cap ETF	897,196,740	139,383,117	149,739,367	(10,356,250)
SPDR Dow Jones International Real Estate ETF	3,879,594,185	306,393,581	490,717,713	(184,324,132)
SPDR S&P Global Infrastructure ETF	159,940,155	13,704,840	5,227,187	8,477,653
SPDR S&P Global Natural Resources ETF	1,103,756,730	66,115,086	80,126,041	(14,010,955)
SPDR S&P North American Natural Resources ETF	797,362,315	149,875,323	19,012,228	130,863,095
SPDR MSCI ACWI ex-US ETF	1,324,928,784	138,417,868	115,006,987	23,410,881
SPDR MSCI ACWI IMI ETF	86,054,997	11,663,381	4,423,137	7,240,244
SPDR MSCI ACWI Low Carbon Target ETF	124,416,447	20,306,048	4,632,953	15,673,095
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	30,146,036	4,301,735	441,875	3,859,860
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	14,646,902	828,936	229,354	599,582
SPDR MSCI EAFE StrategicFactors ETF	135,014,146	14,601,565	1,360,482	13,241,083
SPDR MSCI Emerging Markets StrategicFactors ETF	166,456,206	24,464,906	6,200,969	18,263,937
SPDR MSCI World StrategicFactors ETF	25,272,545	2,837,671	547,420	2,290,251
SPDR MSCI Australia StrategicFactors ETF	14,200,237	1,426,717	270,734	1,155,983
SPDR MSCI Canada StrategicFactors ETF	32,875,488	3,505,958	243,387	3,262,571
SPDR MSCI Germany StrategicFactors ETF	17,124,911	699,046	348,472	350,574
SPDR MSCI Japan StrategicFactors ETF	13,731,282	890,734	358,765	531,969
SPDR MSCI Spain StrategicFactors ETF	10,345,158	110,481	666,783	(556,302)
SPDR MSCI United Kingdom StrategicFactors ETF	12,652,910	331,238	457,811	(126,573)

SPDR INDEX SHARES FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (continued)

June 30, 2017 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Global Dividend ETF	$149,088,953	$8,660,348	$3,570,574	$5,089,774
SPDR S&P International Dividend ETF	1,185,203,132	58,071,600	26,863,813	31,207,787
SPDR S&P Emerging Markets Small Cap ETF	505,902,369	68,524,200	114,850,269	(46,326,069)
SPDR Dow Jones Global Real Estate ETF	2,598,568,521	192,889,510	113,904,163	78,985,347
SPDR S&P International Consumer Discretionary Sector ETF	20,073,565	1,851,774	1,993,713	(141,939)
SPDR S&P International Consumer Staples Sector ETF	37,250,818	4,138,105	2,451,948	1,686,157
SPDR S&P International Energy Sector ETF	56,078,638	837,616	6,947,979	(6,110,363)
SPDR S&P International Financial Sector ETF	9,221,938	372,990	968,202	(595,212)
SPDR S&P International Health Care Sector ETF	201,987,214	3,932,240	7,743,952	(3,811,712)
SPDR S&P International Industrial Sector ETF	26,049,941	2,722,348	945,374	1,776,974
SPDR S&P International Materials Sector ETF	14,484,176	585,870	2,735,206	(2,149,336)
SPDR S&P International Technology Sector ETF	50,283,423	4,857,232	1,454,567	3,402,665
SPDR S&P International Telecommunications Sector ETF	40,570,128	2,193,599	4,263,794	(2,070,195)
SPDR S&P International Utilities Sector ETF	30,257,195	1,212,242	5,715,237	(4,502,995)

Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the N-Q filings were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the N-Q filings other than below.

On June 30, 2017 the Board voted to close and liquidate the following funds:

SPDR EURO STOXX 50® Currency Hedged ETF

SPDR MSCI Australia StrategicFactorsSM ETF

SPDR MSCI Spain StrategicFactorsSM ETF

SPDR S&P International Consumer Discretionary Sector ETF

SPDR S&P International Consumer Staples Sector ETF

SPDR S&P International Dividend Currency Hedged ETF

SPDR S&P International Energy Sector ETF

SPDR S&P International Financial Sector ETF

SPDR S&P International Health Care Sector ETF

SPDR S&P International Industrial Sector ETF

SPDR S&P International Materials Sector ETF

SPDR S&P International Technology Sector ETF

SPDR S&P International Telecommunications Sector ETF

SPDR S&P International Utilities Sector ETF

SPDR S&P Russia ETF

SPDR S&P® Emerging Europe ETF

SPDR S&P Emerging Latin America ETF

SPDR S&P Emerging Middle East & Africa ETF

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: August 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: August 18, 2017

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date: August 18, 2017